UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  October 31, 2024
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield ETF
BNY Mellon Concentrated International ETF
BNY Mellon Global Infrastructure Income ETF

Item 1. Reports to Stockholders.
(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon US Large Cap Core Equity ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKLC (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon US Large Cap Core Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Large Cap Core Equity ETF	$0	0.00%

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 38.54% on a net asset value basis and 38.53% on a market price basis.

  In comparison, Solactive GBS United States 500 Index TR (the “Index”) returned 38.61% for the same period.

What affected the Fund's performance?

  Large-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.

  Gains were led by growth-oriented technology-related shares powered by interest in artificial intelligence developments.

  All sectors produced positive returns, with information technology, communication services and financials outperforming by the greatest margin.

  Relatively weak returns were produced by the energy, health care and consumer staples sectors.

  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM APRIL 7, 2020 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon US Large Cap Core Equity ETF - $23,055†
Solactive GBS United States 500 Index TR - $23,059††
S&P 500® Index (broad-based index) - $23,043†††
Morningstar® US Large Cap Index℠ - $23,258
25,000
20,000
15,000
10,000
4/7/2020
2020
2021
2022
2023
2024

	BNY Mellon US Large Cap Core Equity ETFFootnote Reference† - $23,055	Solactive GBS United States 500 Index TR - $23,059Footnote Reference††	S&P 500® Index (broad-based index) - $23,043Footnote Reference†††	Morningstar® US Large Cap Index℠ - $23,258
4/7/2020	10,000	10,000	10,000	10,000
4/30/2020	10,971	10,997	10,961	10,974
7/31/2020	12,433	12,536	12,372	12,442
10/31/2020	12,475	12,639	12,418	12,486
1/31/2021	14,234	14,537	14,162	14,251
4/30/2021	15,905	16,275	16,002	15,928
7/31/2021	16,887	17,237	16,882	16,914
10/31/2021	17,725	18,116	17,749	17,749
1/31/2022	17,278	17,548	17,464	17,299
4/30/2022	15,670	15,975	16,038	15,688
7/31/2022	15,690	15,985	16,101	15,708
10/31/2022	14,726	15,052	15,157	14,742
1/31/2023	15,440	15,879	16,030	15,458
4/30/2023	16,103	16,325	16,465	16,124
7/31/2023	17,933	18,119	18,195	17,954
10/31/2023	16,640	16,636	16,694	16,660
1/31/2024	19,343	19,342	19,365	19,385
4/30/2024	20,177	20,179	20,197	20,203
7/31/2024	22,176	22,178	22,227	22,407
10/31/2024	23,055	23,059	23,043	23,258

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on April 7, 2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (April 7, 2020)
BNY Mellon US Large Cap Core Equity ETF - NAV ReturnFootnote Reference†	38.54%	20.07%
Solactive GBS United States 500 Index TRFootnote Reference††	38.61%	20.07%
S&P 500® Index (broad-based index)Footnote Reference†††	38.02%	20.05%
Morningstar® US Large Cap Index℠	39.61%	20.30%
Footnote	Description
Footnote†	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund's prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Large Cap Index℠. Effective November 15, 2023, the Fund seeks to track the performance of the Solactive GBS United States 500 Index TR.
Footnote††	Effective November 15, 2023, the Fund changed its benchmark from Morningstar® US Large Cap Index℠ to Solactive GBS United States 500 Index TR in connection with a change to the Fund’s investment objective.
Footnote†††	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$2,880	509	0	16.00%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.1%
Investment Companies	0.1%
Real Estate	2.1%
Materials	2.2%
Utilities	2.4%
Energy	3.4%
Consumer Staples	5.6%
Industrials	8.6%
Communication Services	9.5%
Consumer Discretionary	10.3%
Health Care	11.2%
Financials	13.2%
Information Technology	31.3%

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Apple, Inc. -	6.7%
NVIDIA Corp. -	6.5%
Microsoft Corp. -	6.1%
Amazon.com, Inc. -	3.6%
Meta Platforms, Inc., Class A -	2.6%
Alphabet, Inc., Class A -	2.1%
Alphabet, Inc., Class C -	1.9%
Broadcom, Inc. -	1.6%
Eli Lilly & Co. -	1.5%
Tesla, Inc. -	1.4%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS United States 500 Index TR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The Fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the Fund.

The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4851AR1024

BNY Mellon US Mid Cap Core Equity ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKMC (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon US Mid Cap Core Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Mid Cap Core Equity ETF	$5	0.04%

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 34.92% on a net asset value basis and 35.01% on a market price basis.

  In comparison, Solactive GBS United States 400 Index TR (the “Index”) returned 34.16% for the same period.

What affected the Fund's performance?

  Mid-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.

  Gains lagged those of large-cap stocks but outpaced those of small-cap stocks.

  All sectors produced positive returns, with utilities, information technology and financials outperforming by the greatest margin.

  Relatively weak returns were produced by the energy, communication services and consumer staples sectors.

  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM APRIL 7, 2020 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon US Mid Cap Core Equity ETF - $21,558†
Solactive GBS United States 400 Index TR - $21,410††
S&P Composite 1500® Index (broad-based index) - $22,996†††
Morningstar® US Mid Cap Index℠ - $21,581
25,000
20,000
15,000
10,000
4/7/2020
2020
2021
2022
2023
2024

	BNY Mellon US Mid Cap Core Equity ETFFootnote Reference† - $21,558	Solactive GBS United States 400 Index TR - $21,410Footnote Reference††	S&P Composite 1500® Index (broad-based index) - $22,996Footnote Reference†††	Morningstar® US Mid Cap Index℠ - $21,581
4/7/2020	10,000	10,000	10,000	10,000
4/30/2020	11,119	11,302	10,986	11,121
7/31/2020	12,957	13,133	12,404	12,969
10/31/2020	13,228	13,550	12,468	13,240
1/31/2021	15,608	16,700	14,351	15,670
4/30/2021	17,759	18,866	16,249	17,826
7/31/2021	18,268	18,845	17,059	18,339
10/31/2021	19,163	19,599	17,911	19,245
1/31/2022	18,096	18,162	17,567	18,156
4/30/2022	17,067	17,220	16,174	17,118
7/31/2022	16,926	17,138	16,250	16,971
10/31/2022	16,122	16,359	15,337	16,163
1/31/2023	17,649	17,874	16,256	17,694
4/30/2023	16,742	16,751	16,567	16,787
7/31/2023	18,303	18,448	18,311	18,353
10/31/2023	15,979	15,959	16,719	16,023
1/31/2024	18,853	18,722	19,400	18,742
4/30/2024	19,449	19,313	20,224	19,608
7/31/2024	21,009	20,860	22,262	20,754
10/31/2024	21,558	21,410	22,996	21,581

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on April 7, 2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (April 7, 2020)
BNY Mellon US Mid Cap Core Equity ETF - NAV ReturnFootnote Reference†	34.92%	18.32%
Solactive GBS United States 400 Index TRFootnote Reference††	34.16%	18.14%
S&P Composite 1500® Index (broad-based index)Footnote Reference†††	37.54%	20.00%
Morningstar® US Mid Cap Index℠	34.69%	18.35%
Footnote	Description
Footnote†	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund's prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Mid Cap Index℠. Effective November 15, 2023, the Fund seeks to track the performance of the Solactive GBS United States 400 Index TR.
Footnote††	Effective November 15, 2023, the Fund changed its benchmark from Morningstar® US Mid Cap Index℠ to Solactive GBS United States 400 Index TR in connection with a change to the Fund’s investment objective.
Footnote†††	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$511	406	190,783	93.63%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.7%
Investment Companies	1.0%
Communication Services	2.4%
Utilities	2.6%
Consumer Staples	4.8%
Energy	4.9%
Materials	6.5%
Real Estate	7.4%
Health Care	10.9%
Information Technology	11.2%
Consumer Discretionary	13.9%
Financials	14.1%
Industrials	21.0%

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Texas Pacific Land Corp. -	0.8%
EMCOR Group, Inc. -	0.6%
Packaging Corp. of America -	0.6%
International Paper Co. -	0.6%
NRG Energy, Inc. -	0.5%
Expand Energy Corp. -	0.5%
Masco Corp. -	0.5%
Snap-On, Inc. -	0.5%
Yum China Holdings, Inc. -	0.5%
Pentair PLC -	0.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS United States 400 Index TR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The Fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the Fund.

The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4852AR1024

BNY Mellon US Small Cap Core Equity ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKSE (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon US Small Cap Core Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Small Cap Core Equity ETF	$5	0.04%

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 32.30% on a net asset value basis and 32.42% on a market price basis.

  In comparison, Solactive GBS United States 600 Index TR (the “Index”) returned 32.71% for the same period.

What affected the Fund's performance?

  Small-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.

  Gains lagged those of large- and mid-cap stocks over the period, but outpaced mid-cap stocks in the second half of the period.

  All sectors produced positive returns, with financials, real estate and industrials outperforming by the greatest margin.

  Relatively weak returns were produced by the energy, information technology and utilities sectors.

  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM APRIL 7, 2020 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon US Small Cap Core Equity ETF - $21,174†
Solactive GBS United States 600 Index TR - $22,590††
S&P Composite 1500® Index (broad-based index) - $22,996†††
Morningstar® US Small Cap Index℠ - $21,337
25,000
20,000
15,000
10,000
4/7/2020
2020
2021
2022
2023
2024

	BNY Mellon US Small Cap Core Equity ETFFootnote Reference† - $21,174	Solactive GBS United States 600 Index TR - $22,590Footnote Reference††	S&P Composite 1500® Index (broad-based index) - $22,996Footnote Reference†††	Morningstar® US Small Cap Index℠ - $21,337
4/7/2020	10,000	10,000	10,000	10,000
4/30/2020	11,447	11,498	10,986	11,450
7/31/2020	12,968	13,050	12,404	12,962
10/31/2020	13,531	13,641	12,468	13,524
1/31/2021	17,431	17,991	14,351	17,490
4/30/2021	19,715	20,532	16,249	19,757
7/31/2021	19,240	20,627	17,059	19,283
10/31/2021	19,902	21,317	17,911	19,949
1/31/2022	18,099	19,375	17,567	18,143
4/30/2022	16,910	18,183	16,174	16,948
7/31/2022	17,030	18,144	16,250	17,069
10/31/2022	16,430	17,536	15,337	16,464
1/31/2023	17,784	19,051	16,256	17,820
4/30/2023	16,687	17,797	16,567	16,715
7/31/2023	18,791	20,291	18,311	18,819
10/31/2023	16,004	17,022	16,719	16,027
1/31/2024	18,828	20,083	19,400	18,833
4/30/2024	18,971	20,236	20,224	19,196
7/31/2024	21,403	22,832	22,262	21,159
10/31/2024	21,174	22,590	22,996	21,337

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on April 7, 2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (April 7, 2020)
BNY Mellon US Small Cap Core Equity ETF - NAV ReturnFootnote Reference†	32.30%	17.85%
Solactive GBS United States 600 Index TRFootnote Reference††	32.71%	19.54%
S&P Composite 1500® Index (broad-based index)Footnote Reference†††	37.54%	20.00%
Morningstar® US Small Cap Index℠	33.13%	18.05%
Footnote	Description
Footnote†	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund's prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Small Cap Index℠. Effective November 15, 2023, the Fund seeks to track the performance of the Solactive GBS United States 600 Index TR.
Footnote††	Effective November 15, 2023, the Fund changed its benchmark from Morningstar® US Small Cap Index℠ to Solactive GBS United States 600 Index TR in connection with a change to the Fund’s investment objective.
Footnote†††	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$120	603	44,947	66.34%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-1.9%
Investment Companies	2.2%
Consumer Staples	2.5%
Communication Services	2.7%
Utilities	3.9%
Energy	4.3%
Materials	5.9%
Real Estate	6.8%
Health Care	12.0%
Information Technology	13.0%
Consumer Discretionary	13.0%
Industrials	17.3%
Financials	18.3%

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Frontier Communications Parent, Inc. -	0.4%
Bright Horizons Family Solutions, Inc. -	0.4%
VF Corp. -	0.4%
Carpenter Technology Corp. -	0.4%
Synovus Financial Corp. -	0.4%
Wintrust Financial Corp. -	0.4%
Taylor Morrison Home Corp., Class A -	0.4%
Jackson Financial, Inc., Class A -	0.4%
Flowserve Corp. -	0.4%
CommVault Systems, Inc. -	0.4%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS United States 600 Index TR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The Fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the Fund.

The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4853AR1024

BNY Mellon International Equity ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKIE (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon International Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon International Equity ETF	$4	0.04%

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 23.65% on a net asset value basis and 22.84% on a market price basis.

  In comparison, Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (the “Index”) returned 23.70% for the same period.

What affected the Fund's performance?

  International developed-markets stocks generally rose during the period due to moderating inflation and easing central bank policies.

  All sectors except energy produced positive returns, with financials, industrials and information technology outperforming by the greatest margin.

  All countries except Portugal generated positive performance, with Japan, Canada and the UK delivering the strongest gains.

  Relatively weak returns were produced by the consumer staples, consumer discretionary and energy sectors, and by Portugal, New Zealand and Poland.

  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM APRIL 22, 2020 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon International Equity ETF - $16,994†
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR - $16,687††
MSCI EAFE® Index (broad-based index) - $16,506†††
Morningstar® Developed Markets ex-US Large Cap Index℠ - $16,962
17,500
15,000
12,500
10,000
4/22/2020
2020
2021
2022
2023
2024

	BNY Mellon International Equity ETFFootnote Reference† - $16,994	Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR - $16,687Footnote Reference††	MSCI EAFE® Index (broad-based index) - $16,506Footnote Reference†††	Morningstar® Developed Markets ex-US Large Cap Index℠ - $16,962
4/22/2020	10,000	10,000	10,000	10,000
4/30/2020	10,442	10,469	10,463	10,445
7/31/2020	11,576	11,576	11,552	11,578
10/31/2020	11,349	11,379	11,358	11,341
1/31/2021	13,507	13,584	13,582	13,505
4/30/2021	14,661	14,757	14,633	14,644
7/31/2021	15,157	15,192	15,052	15,141
10/31/2021	15,446	15,437	15,238	15,429
1/31/2022	14,818	14,760	14,536	14,805
4/30/2022	13,795	13,737	13,440	13,776
7/31/2022	13,239	13,180	12,896	13,220
10/31/2022	12,128	12,026	11,734	12,110
1/31/2023	14,429	14,311	14,124	14,406
4/30/2023	14,837	14,638	14,572	14,799
7/31/2023	15,383	15,170	15,063	15,337
10/31/2023	13,742	13,490	13,424	13,698
1/31/2024	15,882	15,613	15,538	15,873
4/30/2024	16,281	15,993	15,925	16,280
7/31/2024	17,154	16,845	16,752	17,147
10/31/2024	16,994	16,687	16,506	16,962

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on April 22, 2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (April 22, 2020)
BNY Mellon International Equity ETF - NAV ReturnFootnote Reference†	23.65%	12.43%
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTRFootnote Reference††	23.70%	11.98%
MSCI EAFE® Index (broad-based index)Footnote Reference†††	22.97%	11.72%
Morningstar® Developed Markets ex-US Large Cap Index℠	23.82%	12.37%
Footnote	Description
Footnote†	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund's prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Large Cap Index℠. Effective November 15, 2023, the Fund seeks to track the performance of the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.
Footnote††	Effective November 15, 2023, the Fund changed its benchmark from Morningstar® Developed Markets ex-US Large Cap Index℠ to Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR in connection with a change to the Fund’s investment objective.
Footnote†††	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$725	987	246,736	16.58%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	6.0%
Singapore	1.5%
Hong Kong	2.0%
Italy	2.4%
Spain	2.4%
Denmark	2.8%
Sweden	3.0%
Netherlands	3.9%
Australia	6.8%
Germany	7.2%
Switzerland	8.2%
France	8.4%
Canada	11.1%
United Kingdom	12.2%
Japan	22.1%

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Novo Nordisk A/S, Class B -	1.8%
ASML Holding NV -	1.4%
Nestle SA -	1.3%
SAP SE -	1.3%
Roche Holding AG -	1.1%
AstraZeneca PLC -	1.1%
Shell PLC -	1.1%
Novartis AG -	1.1%
Toyota Motor Corp. -	1.0%
LVMH Moet Hennessy Louis Vuitton SE -	0.9%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The Fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the Fund.

The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4854AR1024

BNY Mellon Emerging Markets Equity ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKEM (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon Emerging Markets Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Emerging Markets Equity ETF	$12	0.11%

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 24.11% on a net asset value basis and 24.20% on a market price basis.

  In comparison, Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Index”) returned 25.53% for the same period.

What affected the Fund's performance?

  Emerging-markets stocks generally rose during the period but lagged developed-markets stocks due to a variety of monetary, economic and regional political issues.

  All sectors produced positive returns, with information technology, financials and utilities outperforming by the greatest margin.

  From a country perspective, Taiwan, India and China delivered the strongest gains.

  Relatively weak returns were produced by the materials, health care and energy sectors, and by South Korea, Brazil and Mexico.

  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM APRIL 22, 2020 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon Emerging Markets Equity ETF - $13,886†
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR - $14,367††
MSCI Emerging Markets Index (broad-based index) - $14,110†††
Morningstar® Emerging Markets Large Cap Index℠ - $14,263
17,500
15,000
12,500
10,000
4/22/2020
2020
2021
2022
2023
2024

	BNY Mellon Emerging Markets Equity ETFFootnote Reference† - $13,886	Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR - $14,367Footnote Reference††	MSCI Emerging Markets Index (broad-based index) - $14,110Footnote Reference†††	Morningstar® Emerging Markets Large Cap Index℠ - $14,263
4/22/2020	10,000	10,000	10,000	10,000
4/30/2020	10,372	10,416	10,411	10,415
7/31/2020	12,289	12,271	12,269	12,310
10/31/2020	12,652	12,570	12,594	12,695
1/31/2021	15,287	15,100	15,223	15,345
4/30/2021	15,390	15,334	15,484	15,473
7/31/2021	14,569	14,617	14,802	14,676
10/31/2021	14,500	14,548	14,731	14,640
1/31/2022	14,003	14,082	14,124	14,109
4/30/2022	12,621	12,663	12,647	12,732
7/31/2022	11,755	11,854	11,830	11,877
10/31/2022	10,162	10,319	10,162	10,290
1/31/2023	12,277	12,401	12,413	12,429
4/30/2023	11,725	11,881	11,825	11,870
7/31/2023	12,685	12,951	12,820	12,876
10/31/2023	11,190	11,445	11,260	11,354
1/31/2024	11,968	12,349	12,050	12,198
4/30/2024	12,849	13,242	12,995	13,107
7/31/2024	13,429	13,883	13,623	13,802
10/31/2024	13,886	14,367	14,110	14,263

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on April 22, 2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (April 22, 2020)
BNY Mellon Emerging Markets Equity ETF - NAV ReturnFootnote Reference†	24.11%	7.53%
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTRFootnote Reference††	25.53%	8.34%
MSCI Emerging Markets Index (broad-based index)Footnote Reference†††	25.32%	7.90%
Morningstar® Emerging Markets Large Cap Index℠	25.56%	8.15%
Footnote	Description
Footnote†	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund's prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Emerging Markets Large Cap Index℠. Effective November 15, 2023, the Fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.
Footnote††	Effective November 15, 2023, the Fund changed its benchmark from Morningstar® Emerging Markets Large Cap Index℠ to Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR in connection with a change to the Fund’s investment objective.
Footnote†††	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$120	1,699	106,944	30.80%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	5.8%
Malaysia	1.4%
Indonesia	1.7%
Mexico	1.9%
Thailand	2.0%
United Arab Emirates	2.4%
South Africa	2.7%
Saudi Arabia	3.7%
Brazil	4.7%
South Korea	10.2%
Taiwan	19.0%
India	20.1%
China	24.4%

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Taiwan Semiconductor Manufacturing Co. Ltd. -	9.3%
Tencent Holdings Ltd. -	3.9%
Samsung Electronics Co. Ltd. -	2.4%
Alibaba Group Holding Ltd. -	2.3%
HDFC Bank Ltd. -	1.4%
Reliance Industries Ltd. -	1.3%
Meituan, Class B -	1.3%
International Holdings Co. PJSC -	1.0%
Hon Hai Precision Industry Co. Ltd. -	1.0%
ICICI Bank Ltd. -	1.0%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The Fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the Fund.

The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4855AR1024

BNY Mellon Core Bond ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKAG (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon Core Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Bond ETF	$0	0.00%

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 10.54% on a net asset value basis and 10.48% on a market price basis.

  In comparison, Bloomberg U.S. Aggregate Total Return Index (the “Index”) returned 10.55% for the same period.

What affected the Fund's performance?

  Easing global inflation, followed by a long-awaited U.S. Federal Reserve rate cut, caused Treasury yields to decline across the yield curve.  Corporate yield spreads tightened, ending near post-pandemic lows.

  The decrease in Treasury yields contributed most to performance.  Also, risk sectors outperformed Treasuries, with corporate bonds and securitized bonds leading the way.

  No sectors detracted from the Fund’s returns, but Treasuries were the lowest-performing sector, returning over 8.4% for the period.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM APRIL 22, 2020 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon Core Bond ETF - $9,419
Bloomberg U.S. Aggregate Total Return Index - $9,441
12,500
10,000
7,500
4/22/2020
2020
2021
2022
2023
2024

	BNY Mellon Core Bond ETF - $9,419	Bloomberg U.S. Aggregate Total Return Index - $9,441
4/22/2020	10,000	10,000
4/30/2020	10,015	10,014
7/31/2020	10,269	10,275
10/31/2020	10,131	10,141
1/31/2021	10,175	10,181
4/30/2021	9,984	9,987
7/31/2021	10,199	10,203
10/31/2021	10,090	10,093
1/31/2022	9,877	9,879
4/30/2022	9,128	9,137
7/31/2022	9,256	9,273
10/31/2022	8,495	8,510
1/31/2023	9,036	9,053
4/30/2023	9,080	9,098
7/31/2023	8,944	8,961
10/31/2023	8,521	8,540
1/31/2024	9,223	9,243
4/30/2024	8,943	8,965
7/31/2024	9,397	9,418
10/31/2024	9,419	9,441

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the Index on April 22, 2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (April 22, 2020)
BNY Mellon Core Bond ETF - NAV Return	10.54%	-1.32%
Bloomberg U.S. Aggregate Total Return Index	10.55%	-1.26%

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$1,994	5,607	0	59.76%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.5%
Asset Backed Securities	0.4%
Basic Materials	0.6%
Consumer, Cyclical	1.6%
Energy	1.7%
Technology	1.8%
Industrial	1.9%
Communications	2.1%
Utilities	2.3%
Investment Companies	3.4%
Consumer, Non-cyclical	4.4%
Financial	8.3%
Mortgage Securities	27.3%
Government	46.7%

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.5%
TBA Sale Commitments	0.0%Footnote Reference*
Municipal Securities	0.3%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed	0.8%
Supranational Bank	1.4%
Foreign Governmental	1.6%
Investment Companies	3.4%
Corporate Bonds and Notes	24.7%
U.S. Government Agencies	26.5%
U.S. Treasury Government Securities	43.4%
Footnote	Description
Footnote*	Amount represents less than 0.1%.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with the BNY Mellon ETFs, and does not approve, endorse, review or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Index, and neither shall be liable in any way to the Fund’s adviser, investors in the Fund or other third parties in respect of the use or accuracy of the Bloomberg Index or any data included therein.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4856AR1024

BNY Mellon High Yield ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKHY (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon High Yield ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon High Yield ETF	$24	0.22%

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 16.19% on a net asset value basis and 16.07% on a market price basis.

  In comparison, Bloomberg U.S. Corporate High Yield Total Return Index returned 16.47% for the same period.

What affected the Fund's performance?

  The U.S. high yield market performed strongly over the period, leading all other fixed-income sectors. Positive macroeconomic factors, robust earnings and favorable supply and demand contributed to the performance.

  Our diversified and systematic approach produced strong total returns across ratings and sectors as well as across our proprietary model exposures.

  The structural themes component of our model (designed to harvest income opportunities and capitalize on fallen angels) contributed most positively.

   Modest underweights to the lowest-quality issuers (due both to our quality factor and to sampling in the portfolio) detracted most as CCC-rated bonds saw a 25.52% total return for the period.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM APRIL 22, 2020 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon High Yield ETF - $13,287†
Bloomberg U.S. Universal Index
(broad-based index) - $9,773††
Bloomberg U.S. Corporate High Yield Total
Return Index - $13,434
15,000
12,500
10,000
7,500
4/22/2020
2020
2021
2022
2023
2024

	BNY Mellon High Yield ETF - $13,287Footnote Reference†	Bloomberg U.S. Universal Index (broad-based index) - $9,773Footnote Reference††	Bloomberg U.S. Corporate High Yield Total Return Index - $13,434
4/22/2020	10,000	10,000	10,000
4/30/2020	10,058	10,022	10,044
7/31/2020	11,060	10,379	11,086
10/31/2020	11,094	10,264	11,132
1/31/2021	11,783	10,368	11,829
4/30/2021	11,966	10,201	12,020
7/31/2021	12,208	10,418	12,263
10/31/2021	12,234	10,313	12,304
1/31/2022	11,995	10,093	12,073
4/30/2022	11,330	9,327	11,392
7/31/2022	11,190	9,422	11,280
10/31/2022	10,755	8,685	10,857
1/31/2023	11,375	9,257	11,443
4/30/2023	11,448	9,298	11,531
7/31/2023	11,687	9,196	11,777
10/31/2023	11,435	8,788	11,534
1/31/2024	12,385	9,510	12,505
4/30/2024	12,448	9,266	12,571
7/31/2024	12,945	9,722	13,078
10/31/2024	13,287	9,773	13,434

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on April 22, 2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (April 22, 2020)
BNY Mellon High Yield ETF - NAV ReturnFootnote Reference†	16.19%	6.48%
Bloomberg U.S. Universal Index (broad-based index)Footnote Reference††	11.20%	-0.51%
Bloomberg U.S. Corporate High Yield Total Return Index	16.47%	6.74%
Footnote	Description
Footnote†	Prior to July 1, 2024, the Fund was named BNY Mellon High Yield Beta ETF and was an "index fund" that sought to track the performance of the Bloomberg US Corporate High Yield Total Return Index. Fund performance prior to July 1, 2024 reflects the Fund's prior investment objective and investment strategy.
Footnote††	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$342	1,730	576,825	96.25%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.5%
Diversified	0.3%
Utilities	2.5%
Investment Companies	2.6%
Basic Materials	4.2%
Technology	4.6%
Industrial	10.9%
Energy	12.7%
Financial	13.4%
Consumer, Non-cyclical	14.6%
Communications	15.5%
Consumer, Cyclical	19.2%

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.5%
Swap Agreements	0.0%Footnote Reference*
Futures	0.0%Footnote Reference*
Investment Companies	2.6%
Corporate Bonds and Notes	97.9%
Footnote	Description
Footnote*	Amount represents less than 0.1%.

How has the Fund changed?

  Effective July 1, 2024, the Fund's name, investment objective, and principal investment strategy changed. The Fund is no longer an “index fund” that seeks to track the performance of its benchmark index and instead is managed using an “active” investment strategy, process and approach. Accordingly, the name of the Fund changed to “BNY Mellon High Yield ETF”. The Fund seeks total return consisting of capital appreciation and income. The Fund seeks to provide diversified investment exposure to the U.S. high yield bond market. While the Fund is not an index fund and does not attempt to replicate any index, the Fund normally invests substantially all of its assets in bonds that, at the time of purchase, are included in the Bloomberg U.S. Corporate High Yield Total Return Index, ETFs providing exposure to securities included in the Index and derivatives with economic characteristics similar to such bonds, ETFs or the Index.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available February 28, 2025, at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with the BNY Mellon ETFs, and does not approve, endorse, review or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Index, and neither shall be liable in any way to the Fund’s adviser, investors in the Fund or other third parties in respect of the use or accuracy of the Bloomberg Index or any data included therein.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4858AR1024

BNY Mellon Concentrated International ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKCI (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon Concentrated International ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated International ETFFootnote Reference*	$83	0.76%
Footnote	Description
Footnote*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 18.73% on a net asset value basis and 17.78% on a market price basis.

  In comparison, MSCI EAFE® Index (the “Index”) returned 22.97% for the same period.

What affected the Fund's performance?

  International equities generally rose during the period due to the relative resilience of global growth and the prospect of lower interest rates, given slowing inflation in most economies.

  The Fund benefited from good stock selection in information technology and larger-than-Index exposure to the sector. Favorable stock selection in the consumer discretionary sector also bolstered the Fund's relative returns.

  Financials was the largest detractor at the sector level, due to the Fund's underperformance against the sector benchmark, and a less-than-Index exposure to the sector. Industrials was also a notable detractor.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM DECEMBER 6, 2021 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon Concentrated International ETF - $10,259
MSCI EAFE® Index - $11,225
12,500
10,000
7,500
12/6/2021
2022
2023
2024

	BNY Mellon Concentrated International ETF - $10,259	MSCI EAFE® Index - $11,225
12/6/2021	10,000	10,000
1/31/2022	9,521	9,885
4/30/2022	8,607	9,140
7/31/2022	8,411	8,770
10/31/2022	7,504	9,605
1/31/2023	9,181	9,605
4/30/2023	9,541	9,910
7/31/2023	9,643	10,243
10/31/2023	8,641	9,129
1/31/2024	9,990	10,567
4/30/2024	9,967	10,829
7/31/2024	10,591	11,392
10/31/2024	10,259	11,225

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the Index on December 6, 2021, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (December 6, 2021)
BNY Mellon Concentrated International ETF - NAV Return	18.73%	0.88%
MSCI EAFE® Index	22.97%	4.06%

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$155	30	745,959	7.83%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.2%
United States	2.6%
Finland	2.8%
Netherlands	2.9%
Australia	3.0%
Singapore	3.2%
Ireland	3.7%
Spain	4.0%
Taiwan	5.6%
United Kingdom	5.6%
Hong Kong	6.4%
Denmark	7.1%
Canada	7.3%
Switzerland	8.4%
Germany	11.4%
France	12.5%
Japan	13.3%

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Taiwan Semiconductor Manufacturing Co. Ltd. -	5.6%
Compass Group PLC -	5.6%
SAP SE -	5.1%
Alimentation Couche-Tard, Inc. -	4.9%
Novo Nordisk A/S, Class B -	4.5%
Amadeus IT Group SA -	4.0%
Experian PLC -	3.7%
TotalEnergies SE -	3.7%
Air Liquide SA -	3.7%
Merck KGaA -	3.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How has the Fund changed?

  Effective October 1, 2024, the management fee payable by the Fund to BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has been reduced from an annual rate of 0.80% to an annual rate of 0.75% of the value of the Fund’s average daily net assets.

  The Adviser has contractually agreed, until at least March 1, 2026, to assume the direct expenses of the Fund so that the Fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund's business) do not exceed 0.65% of the Fund's average daily net assets. Prior to March 1, 2026, this expense limitation agreement may only be terminated by the Fund's Board. On or after March 1, 2026, the Adviser terminate this expense limitation agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available February 28, 2025, at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4864AR1024

BNY Mellon Global Infrastructure Income ETF

Annual Shareholder Report

October 31, 2024

Ticker - BKGI (Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about BNY Mellon Global Infrastructure Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Global Infrastructure Income ETF	$74	0.65%

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 27.52% on a net asset value basis and 27.61% on a market price basis.

  In comparison, S&P Global Infrastructure NR Index returned 32.01% for the same period.

What affected the Fund's performance?

  Infrastructure stocks produced strong absolute returns during the period as accelerating artificial intelligence deployment drove increased power demand, benefiting sectors such as utilities, energy and industrials, and related infrastructure investments.

  The largest contributions to the Fund's relative returns came from an overweight position and security selection in the UK, as well as security selection in the United States.

  The most significant detractors from the Fund's relative performance included an overweight position and security selection in France, along with security selection in the energy sector.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM NOVEMBER 2, 2022 THROUGH OCTOBER 31, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon Global Infrastructure Income ETF - $13,686
MSCI ACWI Index (broad-based index) - $14,880
S&P Global Infrastructure NR Index - $12,906
15,000
12,500
10,000
7,500
11/2/2022
2023
2024

	BNY Mellon Global Infrastructure Income ETF - $13,686	MSCI ACWI Index (broad-based index) - $14,880	S&P Global Infrastructure NR Index - $12,906
11/2/2022	10,000	10,000	10,000
1/31/2023	11,430	11,250	11,079
4/30/2023	11,722	11,426	11,227
7/31/2023	11,820	12,398	11,115
10/31/2023	10,733	11,206	9,776
1/31/2024	11,692	12,903	10,806
4/30/2024	12,021	13,422	11,223
7/31/2024	12,888	14,508	12,053
10/31/2024	13,686	14,880	12,906

Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on November 2, 2022, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)

Fund	1 YR	Since Inception (November 2, 2022)
BNY Mellon Global Infrastructure Income ETF - NAV Return	27.52%	17.04%
MSCI ACWI Index (broad-based index)	32.79%	22.03%
S&P Global Infrastructure NR Index	32.01%	13.63%

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$38	27	154,387	58.69%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 10/31/24)

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.3%
Belgium	1.2%
Norway	1.2%
Spain	1.4%
Germany	1.7%
China	1.8%
United Kingdom	4.0%
Canada	4.5%
Finland	6.2%
Italy	10.3%
France	17.1%
United States	50.3%

Top Ten Holdings

(Based on Net Assets)*

Value	Value
ENEL SpA -	6.6%
Hess Midstream LP, Class A -	6.2%
Fortum OYJ -	6.2%
Eversource Energy -	5.9%
Orange SA -	5.4%
Dominion Energy, Inc. -	5.4%
Vistra Corp. -	5.4%
Clearway Energy, Inc., Class C -	4.8%
Enbridge, Inc. -	4.5%
OMEGA Healthcare Investors, Inc. -	4.0%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4865AR1024

Item 1. Reports to Stockholders (cont.).
(b)     Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended October 31, 2024 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $233,478 in 2023 and $176,555 in 2024.
(b)        Audit-Related Fees
The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $73,440 in 2023 and $56,178 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.
(c)        Tax Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $46,512 in 2023 and $35,586 in 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification.
(d)       All Other Fees
The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2023 and $0 in 2024.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $199,520 in 2023 and $211,051 in 2024.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)         Not applicable.
(j)         Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)               The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)               Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024
BNY Mellon US Large Cap Core Equity ETF: BKLC
BNY Mellon US Mid Cap Core Equity ETF: BKMC
BNY Mellon US Small Cap Core Equity ETF: BKSE
BNY Mellon International Equity ETF: BKIE
BNY Mellon Emerging Markets Equity ETF: BKEM
BNY Mellon Core Bond ETF: BKAG
Principal U.S. Listing Exchange: NYSE Arca, Inc.
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Funds
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statements of Assets and Liabilities 204
Statements of Operations 206
Statements of Changes in Net Assets 208
Financial Highlights 211
Notes to Financial Statements 217
Report of Independent Registered Public Accounting Firm 229
Important Tax Information 230
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 231
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 232
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 233
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 234
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Statement of Investments
October 31, 2024
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 9.5%
Alphabet, Inc., Class A 348,195 59,579,646
Alphabet, Inc., Class C 308,965 53,355,166
AT&T, Inc. 416,398 9,385,611
Charter Communications, Inc., Class A
(a)
5,288 1,732,402
Comcast Corp., Class A 232,265 10,143,013
Electronic Arts, Inc. 15,518 2,340,890
Endeavor Group Holdings, Inc., Class A
(b)
4,851 143,056
Fox Corp., Class A 14,374 603,708
Fox Corp., Class B 10,222 398,249
Live Nation Entertainment, Inc.
(a)
8,844 1,035,986
Meta Platforms, Inc., Class A 130,347 73,982,350
Netflix, Inc.
(a)
25,182 19,038,348
Omnicom Group, Inc. 11,842 1,196,042
Pinterest, Inc., Class A
(a)
36,479 1,159,667
ROBLOX Corp., Class A
(a)
31,844 1,646,972
Sirius XM Holdings, Inc.
(b)
93 2,479
Snap, Inc., Class A
(a)
55,941 680,243
Spotify Technology SA
(a)
8,121 3,127,397
Take-Two Interactive Software, Inc.
(a)
9,612 1,554,453
TKO Group Holdings, Inc., Class A
(a)
3,170 370,161
T-Mobile US, Inc. 29,489 6,580,765
Trade Desk, Inc. (The), Class A
(a)
26,686 3,207,924
Verizon Communications, Inc. 248,092 10,452,116
Walt Disney Co. (The) 107,970 10,386,714
Warner Bros Discovery, Inc.
(a)
125,433 1,019,770
Warner Music Group Corp., Class A 7,482 239,125
273,362,253
Consumer Discretionary – 10.3%
Airbnb, Inc., Class A
(a)
25,175 3,393,338
Amazon.com, Inc.
(a)
549,817 102,485,889
Aptiv PLC
(a)
16,209 921,157
AutoZone, Inc.
(a)
1,072 3,225,648
Best Buy Co., Inc. 12,137 1,097,549
Booking Holdings, Inc. 2,099 9,815,449
Carnival Corp.
(a)
59,686 1,313,092
Carvana Co., Class A
(a)
5,628 1,391,861
Chipotle Mexican Grill, Inc., Class A
(a)
81,029 4,518,987
Coupang, Inc., Class A
(a)
65,197 1,681,431
D.R. Horton, Inc. 18,293 3,091,517
Darden Restaurants, Inc. 7,003 1,120,620
Deckers Outdoor Corp.
(a)
8,460 1,361,129
DoorDash, Inc., Class A
(a)
18,838 2,951,915
DraftKings, Inc., Class A
(a)
29,529 1,042,964
eBay, Inc. 32,168 1,849,982
Expedia Group, Inc.
(a)
7,692 1,202,336
Flutter Entertainment PLC
(a)
10,107 2,352,606
Ford Motor Co. 230,761 2,374,531
Garmin Ltd. 8,894 1,764,125
General Motors Co. 70,276 3,567,210
Genuine Parts Co. 8,297 951,666
Hilton Worldwide Holdings, Inc. 15,241 3,579,349
Home Depot, Inc. (The) 59,022 23,239,912
Las Vegas Sands Corp. 18,623 965,603
Lennar Corp., Class A 14,999 2,554,330
Lennar Corp., Class B 514 82,404
Lowe's Cos., Inc. 34,175 8,948,040

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 10.3% (continued)
Lululemon Athletica, Inc.
(a)
6,265 1,866,343
Marriott International, Inc., Class A 14,976 3,894,059
McDonald's Corp. 43,383 12,672,608
MercadoLibre, Inc.
(a)
2,727 5,555,390
MGM Resorts International
(a)
18,306 674,942
Mobileye Global, Inc., Class A
(a)
2,352 32,011
NIKE, Inc., Class B 72,229 5,571,023
NVR, Inc.
(a)
146 1,336,310
O'Reilly Automotive, Inc.
(a)
3,573 4,120,169
PulteGroup, Inc. 11,800 1,528,454
Ross Stores, Inc. 20,105 2,809,071
Royal Caribbean Cruises Ltd. 12,973 2,676,979
Starbucks Corp. 64,906 6,341,316
Tesla, Inc.
(a)
162,723 40,656,342
TJX Cos., Inc. (The) 68,893 7,786,976
Tractor Supply Co. 6,512 1,729,001
Ulta Beauty, Inc.
(a)
2,701 996,615
Williams-Sonoma, Inc. 6,499 871,711
Yum! Brands, Inc. 16,573 2,173,715
296,137,675
Consumer Staples – 5.6%
Altria Group, Inc. 103,657 5,645,160
Archer-Daniels-Midland Co. 27,647 1,526,391
Brown-Forman Corp., Class A 1,529 66,634
Brown-Forman Corp., Class B 19,917 876,946
Bunge Global SA
(a)
7,654 643,089
Campbell Soup Co. 12,472 581,819
Celsius Holdings, Inc.
(a)
8,816 265,185
Church & Dwight Co., Inc. 14,157 1,414,426
Clorox Co. (The) 7,549 1,196,894
Coca-Cola Co. (The) 228,646 14,932,870
Colgate-Palmolive Co. 48,728 4,566,301
ConAgra Brands, Inc. 31,900 923,186
Constellation Brands, Inc., Class A 9,570 2,223,494
Costco Wholesale Corp. 26,239 22,937,609
Dollar General Corp. 11,998 960,320
Dollar Tree, Inc.
(a)
12,400 801,536
Estee Lauder Cos., Inc. (The), Class A 10,691 737,038
General Mills, Inc. 32,126 2,185,211
Hershey Co. (The)
(b)
9,059 1,608,697
Hormel Foods Corp. 18,443 563,434
Kellanova 16,870 1,360,565
Kenvue, Inc. 113,365 2,599,459
Keurig Dr Pepper, Inc. 57,303 1,888,134
Kimberly-Clark Corp. 18,932 2,540,296
Kraft Heinz Co. (The) 43,427 1,453,067
Kroger Co. (The) 39,820 2,220,761
McCormick & Co., Inc. 15,400 1,204,896
Mondelez International, Inc., Class A 80,985 5,545,853
Monster Beverage Corp.
(a)
37,800 1,991,304
PepsiCo, Inc. 81,799 13,585,178
Philip Morris International, Inc. 90,606 12,023,416
Procter & Gamble Co. (The) 139,622 23,062,762
SYSCO Corp. 30,415 2,279,604
Target Corp. 26,734 4,011,169
Tyson Foods, Inc., Class A 18,053 1,057,725

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 5.6% (continued)
Walmart, Inc. 258,946 21,220,625
162,701,054
Energy – 3.4%
Baker Hughes Co., Class A 59,509 2,266,103
Cheniere Energy, Inc. 13,409 2,566,214
Chevron Corp. 99,540 14,813,543
ConocoPhillips 69,213 7,581,592
Coterra Energy, Inc. 43,431 1,038,870
Devon Energy Corp. 39,900 1,543,332
Diamondback Energy, Inc. 9,633 1,702,825
EOG Resources, Inc. 34,194 4,170,300
EQT Corp. 23,814 870,164
Exxon Mobil Corp. 265,482 31,002,988
Halliburton Co. 51,725 1,434,851
Hess Corp. 16,115 2,167,145
Kinder Morgan, Inc. 118,370 2,901,249
Marathon Oil Corp. 31,881 883,104
Marathon Petroleum Corp. 20,986 3,052,833
Occidental Petroleum Corp. 41,289 2,068,992
ONEOK, Inc. 35,099 3,400,391
Phillips 66 25,956 3,161,960
Schlumberger NV 81,516 3,266,346
Targa Resources Corp. 12,828 2,141,763
Valero Energy Corp. 19,109 2,479,584
Williams Cos., Inc. (The) 72,755 3,810,179
98,324,328
Financials – 13.2%
Aflac, Inc. 30,879 3,235,810
Allstate Corp. (The) 15,688 2,926,126
American Express Co. 34,634 9,353,951
American International Group, Inc. 41,303 3,134,072
Ameriprise Financial, Inc. 6,143 3,134,773
Aon PLC, Class A
(a)
11,687 4,287,610
Apollo Global Management, Inc. 24,228 3,470,903
Arch Capital Group Ltd.
(a)
20,551 2,025,507
Ares Management Corp., Class A 9,706 1,627,502
Arthur J Gallagher & Co. 12,976 3,648,851
Bank of America Corp. 403,133 16,859,022
Bank of New York Mellon Corp. (The) 45,500 3,428,880
Berkshire Hathaway, Inc., Class B
(a)
76,865 34,659,966
BlackRock, Inc. 8,644 8,480,023
Blackstone, Inc. 41,509 6,963,135
Block, Inc., Class A
(a)
34,167 2,470,957
Blue Owl Capital, Inc., Class A
(b)
24,322 543,840
Brown & Brown, Inc. 13,115 1,372,354
Capital One Financial Corp. 22,614 3,681,333
Cboe Global Markets, Inc. 5,748 1,227,600
Charles Schwab Corp. (The) 86,204 6,105,829
Chubb Ltd.
(a)
24,620 6,953,673
Cincinnati Financial Corp. 9,118 1,284,088
Citigroup, Inc. 109,317 7,014,872
Citizens Financial Group, Inc. 30,551 1,286,808
CME Group, Inc., Class A 21,328 4,806,478
Coinbase Global, Inc., Class A
(a)
11,682 2,093,998
Corpay, Inc.
(a)
4,116 1,357,128
Discover Financial Services 14,472 2,148,079
Erie Indemnity Co., Class A 1,246 559,255

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 13.2% (continued)
Everest Group Ltd. 2,092 743,936
FactSet Research Systems, Inc. 2,274 1,032,532
Fidelity National Information Services, Inc. 34,464 3,092,455
Fifth Third Bancorp 43,810 1,913,621
First Citizens BancShares, Inc., Class A 746 1,445,263
Fiserv, Inc.
(a)
35,077 6,941,738
Global Payments, Inc. 14,624 1,516,655
Goldman Sachs Group, Inc. (The) 19,413 10,051,857
Hartford Financial Services Group, Inc. (The) 18,095 1,998,412
Huntington Bancshares, Inc. 95,578 1,490,061
Interactive Brokers Group, Inc., Class A 6,159 939,740
Intercontinental Exchange, Inc. 32,871 5,123,603
JPMorgan Chase & Co. 169,604 37,638,520
KKR & Co., Inc. 38,637 5,341,179
Loews Corp. 9,058 715,220
LPL Financial Holdings, Inc. 4,403 1,242,439
M&T Bank Corp. 10,244 1,994,302
Markel Group, Inc.
(a)
858 1,323,045
Marsh & McLennan Cos., Inc. 29,645 6,469,725
Mastercard, Inc., Class A 49,219 24,589,320
MetLife, Inc. 34,412 2,698,589
Moody's Corp. 9,431 4,282,051
Morgan Stanley 74,844 8,700,615
MSCI, Inc., Class A 4,790 2,736,048
NASDAQ, Inc. 20,911 1,545,741
Northern Trust Corp. 13,337 1,340,635
PayPal Holdings, Inc.
(a)
62,517 4,957,598
PNC Financial Services Group, Inc. (The) 22,633 4,261,115
Principal Financial Group, Inc. 14,385 1,185,324
Progressive Corp. (The) 34,573 8,395,362
Prudential Financial, Inc. 21,615 2,647,405
Raymond James Financial, Inc. 11,652 1,727,059
Regions Financial Corp. 57,424 1,370,711
Robinhood Markets, Inc., Class A
(a)
29,228 686,566
Rocket Cos., Inc., Class A
(a)
6,175 99,417
S&P Global, Inc. 18,712 8,988,496
State Street Corp. 19,636 1,822,221
Synchrony Financial 24,182 1,333,395
T Rowe Price Group, Inc. 14,118 1,551,003
Tradeweb Markets, Inc., Class A 6,470 821,690
Travelers Cos., Inc. (The) 13,033 3,205,336
Truist Financial Corp. 75,040 3,230,472
US Bancorp 84,482 4,081,325
Visa, Inc., Class A
(b)
94,113 27,278,653
W.R. Berkley Corp. 17,382 993,729
Wells Fargo & Co. 206,186 13,385,595
Willis Towers Watson PLC
(a)
6,298 1,903,193
380,975,390
Health Care – 11.2%
Abbott Laboratories 101,295 11,483,814
AbbVie, Inc. 104,443 21,292,794
Agilent Technologies, Inc. 17,604 2,293,977
Align Technology, Inc.
(a)
4,222 865,637
Alnylam Pharmaceuticals, Inc.
(a)
7,464 1,989,828
Amgen, Inc. 31,649 10,132,744
Avantor, Inc.
(a)
39,887 892,272
Baxter International, Inc. 31,557 1,126,585

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 11.2% (continued)
Becton, Dickinson & Co. 17,004 3,971,964
Biogen, Inc.
(a)
7,729 1,344,846
BioMarin Pharmaceutical, Inc.
(a)
10,792 711,085
Boston Scientific Corp.
(a)
87,378 7,341,500
Bristol-Myers Squibb Co. 116,765 6,511,984
Cardinal Health, Inc. 14,502 1,573,757
Cencora, Inc. 9,697 2,211,692
Centene Corp.
(a)
32,299 2,010,936
Cigna Group (The) 16,761 5,276,530
Cooper Cos., Inc. (The)
(a)
11,736 1,228,524
CVS Health Corp. 72,957 4,119,152
Danaher Corp. 38,625 9,488,617
DexCom, Inc.
(a)
22,814 1,607,931
Edwards Lifesciences Corp.
(a)
35,320 2,366,793
Elevance Health, Inc. 13,711 5,563,375
Eli Lilly & Co. 50,321 41,753,347
GE Healthcare Technologies, Inc. 22,931 2,003,023
Gilead Sciences, Inc. 72,994 6,483,327
HCA Healthcare, Inc. 11,742 4,212,325
Hologic, Inc.
(a)
15,632 1,264,160
Humana, Inc. 6,763 1,743,704
IDEXX Laboratories, Inc.
(a)
4,965 2,020,358
Illumina, Inc.
(a)
9,600 1,383,744
Incyte Corp.
(a)
11,869 879,730
Intuitive Surgical, Inc.
(a)
20,812 10,485,918
IQVIA Holdings, Inc.
(a)
10,719 2,206,185
Johnson & Johnson 142,245 22,739,286
Labcorp Holdings, Inc. 5,300 1,209,831
McKesson Corp. 7,945 3,977,188
Medtronic PLC 77,170 6,887,423
Merck & Co., Inc. 150,181 15,366,520
Mettler-Toledo International, Inc.
(a)
1,332 1,720,611
Moderna, Inc.
(a)
18,704 1,016,749
Molina Healthcare, Inc.
(a)
3,451 1,108,530
Pfizer, Inc. 331,289 9,375,479
Quest Diagnostics, Inc. 6,644 1,028,691
Regeneron Pharmaceuticals, Inc.
(a)
6,198 5,195,164
ResMed, Inc. 8,919 2,162,590
Revvity, Inc. 7,731 916,819
Royalty Pharma PLC, Class A
(a)
25,213 680,751
STERIS PLC
(a)
5,690 1,262,327
Stryker Corp. 18,737 6,675,618
Thermo Fisher Scientific, Inc. 22,566 12,328,257
UnitedHealth Group, Inc. 54,678 30,865,731
Veeva Systems, Inc., Class A
(a)
8,945 1,867,984
Vertex Pharmaceuticals, Inc.
(a)
15,379 7,320,096
Viatris, Inc. 74,403 863,075
Waters Corp.
(a)
3,729 1,204,877
West Pharmaceutical Services, Inc. 4,249 1,308,395
Zimmer Biomet Holdings, Inc. 12,948 1,384,400
Zoetis, Inc., Class A 27,462 4,909,656
323,218,206
Industrials – 8.6%
3M Co. 31,468 4,042,694
Amentum Holdings, Inc.
(a)
6,989 207,853
AMETEK, Inc. 14,132 2,590,961
Automatic Data Processing, Inc. 24,386 7,053,407

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 8.6% (continued)
Axon Enterprise, Inc.
(a)
3,980 1,685,530
Boeing Co. (The)
(a)
33,930 5,066,088
Booz Allen Hamilton Holding Corp., Class A 7,481 1,358,998
Broadridge Financial Solutions, Inc. 6,730 1,419,088
Builders FirstSource, Inc.
(a)
6,987 1,197,572
Carlisle Cos., Inc. 2,823 1,191,955
Carrier Global Corp. 49,958 3,632,946
Caterpillar, Inc. 29,247 11,002,721
Cintas Corp. 21,156 4,354,116
Copart, Inc.
(a)
50,978 2,623,838
CSX Corp. 119,332 4,014,328
Cummins, Inc. 8,420 2,770,012
Deere & Co. 14,871 6,018,145
Delta Air Lines, Inc. 37,250 2,131,445
Dover Corp. 8,858 1,677,085
Eaton Corp. PLC 23,626 7,833,909
Emerson Electric Co. 33,463 3,623,039
Equifax, Inc. 7,121 1,887,207
Expeditors International of Washington, Inc. 8,426 1,002,694
Fastenal Co. 32,427 2,535,143
FedEx Corp. 13,476 3,690,403
Ferguson Enterprises, Inc. 11,593 2,280,807
Fortive Corp. 20,121 1,437,243
GE Vernova, Inc.
(a)
16,137 4,867,887
General Dynamics Corp. 13,540 3,948,399
General Electric Co. 63,957 10,986,533
HEICO Corp. 2,698 660,875
HEICO Corp., Class A 3,950 758,440
Honeywell International, Inc. 39,327 8,088,777
Howmet Aerospace, Inc. 22,921 2,285,682
Hubbell, Inc., Class B 2,987 1,275,539
IDEX Corp. 4,319 927,030
Illinois Tool Works, Inc. 17,523 4,575,781
Ingersoll Rand, Inc. 23,519 2,257,824
Jacobs Solutions, Inc. 6,999 983,919
JB Hunt Transport Services, Inc. 4,517 815,861
Johnson Controls International PLC
(a)
38,231 2,888,352
L3Harris Technologies, Inc. 11,538 2,855,309
Leidos Holdings, Inc. 6,769 1,239,810
Lennox International, Inc. 1,674 1,008,702
Lockheed Martin Corp. 14,462 7,896,975
Nordson Corp. 3,015 747,388
Norfolk Southern Corp. 12,968 3,247,576
Northrop Grumman Corp. 8,977 4,569,473
Old Dominion Freight Line, Inc. 11,141 2,242,906
Otis Worldwide Corp. 24,844 2,439,681
PACCAR, Inc. 29,549 3,081,370
Parker-Hannifin Corp. 7,555 4,790,399
Paychex, Inc. 18,991 2,646,016
Quanta Services, Inc. 8,749 2,638,961
Republic Services, Inc., Class A 12,469 2,468,862
Rockwell Automation, Inc. 6,807 1,815,495
Rollins, Inc. 18,033 850,076
RTX Corp. 79,705 9,643,508
Southwest Airlines Co. 35,458 1,084,306
SS&C Technologies Holdings, Inc. 13,119 917,412
Stanley Black & Decker, Inc. 9,293 863,691

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 8.6% (continued)
Trane Technologies PLC
(a)
13,510 5,000,862
TransDigm Group, Inc. 3,241 4,220,754
TransUnion 11,571 1,172,142
Uber Technologies, Inc.
(a)
119,170 8,586,199
Union Pacific Corp. 36,284 8,420,428
United Airlines Holdings, Inc.
(a)
18,009 1,409,384
United Parcel Service, Inc., Class B 42,196 5,656,796
United Rentals, Inc. 4,010 3,259,328
Veralto Corp. 11,552 1,180,499
Verisk Analytics, Inc., Class A 8,379 2,301,879
Vertiv Holdings Co., Class A 20,200 2,207,658
Waste Management, Inc. 23,960 5,171,766
Watsco, Inc.
(b)
1,615 763,911
Westinghouse Air Brake Technologies Corp. 10,450 1,964,391
WW Grainger, Inc. 2,386 2,646,623
Xylem, Inc. 14,414 1,755,337
246,415,999
Information Technology – 31.3%
Accenture PLC, Class A 39,777 13,715,905
Adobe, Inc.
(a)
26,322 12,584,022
Advanced Micro Devices, Inc.
(a)
94,613 13,630,895
Akamai Technologies, Inc.
(a)
8,382 847,253
Amdocs Ltd. 6,698 587,716
Amphenol Corp., Class A 71,142 4,767,937
Analog Devices, Inc. 29,457 6,572,151
ANSYS, Inc.
(a)
5,210 1,669,336
Apple, Inc. 854,767 193,100,413
Applied Materials, Inc. 49,203 8,934,281
AppLovin Corp., Class A
(a)
11,575 1,960,689
Arista Networks, Inc.
(a)
14,182 5,480,492
Atlassian Corp., Class A
(a)
9,204 1,735,322
Autodesk, Inc.
(a)
12,589 3,572,758
Bentley Systems, Inc., Class B 11,917 575,114
Broadcom, Inc. 269,312 45,721,098
Cadence Design Systems, Inc.
(a)
16,250 4,486,950
CDW Corp. 7,799 1,468,006
Cisco Systems, Inc. 238,506 13,062,974
Cloudflare, Inc., Class A
(a)
18,581 1,629,739
Cognizant Technology Solutions Corp., Class A 29,603 2,208,088
Corning, Inc. 47,542 2,262,524
Crowdstrike Holdings, Inc., Class A
(a)
13,541 4,019,917
Datadog, Inc., Class A
(a)
16,723 2,097,733
Dell Technologies, Inc., Class C 16,121 1,993,039
Enphase Energy, Inc.
(a)
8,018 665,815
Entegris, Inc. 8,488 888,778
Fair Isaac Corp.
(a)
1,351 2,692,692
First Solar, Inc.
(a)
6,102 1,186,717
Fortinet, Inc.
(a)
36,135 2,842,379
Gartner, Inc.
(a)
4,555 2,288,887
GLOBALFOUNDRIES, Inc.
(a)(b)
4,322 157,753
GoDaddy, Inc., Class A
(a)
7,971 1,329,563
Hewlett Packard Enterprise Co. 75,287 1,467,344
HP, Inc. 59,202 2,102,855
HubSpot, Inc.
(a)
2,854 1,583,371
Intel Corp. 247,505 5,326,308
International Business Machines Corp. 53,861 11,134,146
Intuit, Inc. 16,168 9,867,330

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 31.3% (continued)
Jabil, Inc. 5,596 688,812
Keysight Technologies, Inc.
(a)
10,713 1,596,344
KLA Corp. 8,090 5,389,801
LAM Research Corp. 77,728 5,779,077
Marvell Technology, Inc. 51,466 4,122,941
Microchip Technology, Inc. 31,095 2,281,440
Micron Technology, Inc. 64,510 6,428,421
Microsoft Corp. 434,253 176,458,706
MicroStrategy, Inc., Class A
(a)(b)
9,399 2,298,055
MongoDB, Inc., Class A
(a)
3,750 1,014,000
Monolithic Power Systems, Inc. 2,770 2,103,261
Motorola Solutions, Inc. 10,121 4,547,871
NetApp, Inc. 12,090 1,394,098
NVIDIA Corp. 1,398,563 185,673,224
Okta, Inc., Class A
(a)
9,711 698,124
ON Semiconductor Corp.
(a)
24,912 1,756,047
Oracle Corp. 92,007 15,442,455
Palantir Technologies, Inc., Class A
(a)
116,564 4,844,400
Palo Alto Networks, Inc.
(a)
18,778 6,766,277
PTC, Inc.
(a)
6,377 1,181,849
Pure Storage, Inc., Class A
(a)
17,302 865,965
QUALCOMM, Inc. 65,864 10,720,683
Roper Technologies, Inc. 6,430 3,457,604
Salesforce, Inc. 55,549 16,185,312
Samsara, Inc., Class A
(a)
11,990 573,002
Seagate Technology Holdings PLC
(a)
11,145 1,118,624
ServiceNow, Inc.
(a)
12,040 11,233,200
Skyworks Solutions, Inc. 9,639 844,184
Snowflake, Inc., Class A
(a)
18,015 2,068,482
Super Micro Computer, Inc.
(a)
29,436 856,882
Synopsys, Inc.
(a)
9,107 4,677,446
TE Connectivity PLC
(a)
17,978 2,650,317
Teledyne Technologies, Inc.
(a)
2,732 1,243,934
Teradyne, Inc. 9,115 968,104
Texas Instruments, Inc. 53,483 10,865,606
Trimble, Inc.
(a)
14,936 903,628
Tyler Technologies, Inc.
(a)
2,388 1,446,149
VeriSign, Inc.
(a)
4,763 842,289
Western Digital Corp.
(a)
18,826 1,229,526
Workday, Inc., Class A
(a)
12,109 2,831,690
Zebra Technologies Corp., Class A
(a)
3,049 1,164,626
Zoom Video Communications, Inc., Class A
(a)
15,586 1,164,898
Zscaler, Inc.
(a)
5,539 1,001,396
901,597,040
Materials – 2.2%
Air Products & Chemicals, Inc. 12,415 3,855,230
Amcor PLC
(a)
88,776 988,077
Avery Dennison Corp. 4,820 997,885
Ball Corp. 18,887 1,119,055
Celanese Corp., Class A 6,477 815,908
CF Industries Holdings, Inc. 10,655 876,161
Corteva, Inc. 41,048 2,500,644
CRH PLC
(a)
41,287 3,940,018
Dow, Inc. 43,823 2,163,980
DuPont de Nemours, Inc. 22,678 1,882,047
Ecolab, Inc. 14,530 3,570,457
Freeport-McMoRan, Inc. 82,872 3,730,897

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 2.2% (continued)
International Flavors & Fragrances, Inc., Class W 15,480 1,539,176
Linde PLC
(a)
28,851 13,160,384
LyondellBasell Industries NV, Class A 15,520 1,347,912
Martin Marietta Materials, Inc. 3,775 2,236,083
Newmont Corp. 68,898 3,130,725
Nucor Corp. 14,751 2,092,282
PPG Industries, Inc. 14,177 1,765,178
Reliance, Inc. 2,719 778,558
Sherwin-Williams Co. (The) 14,156 5,078,748
Smurfit WestRock PLC
(a)
26,057 1,341,936
Southern Copper Corp. 4,998 547,531
Steel Dynamics, Inc. 9,017 1,176,719
Vulcan Materials Co. 7,802 2,137,202
Westlake Corp. 1,761 232,346
63,005,139
Real Estate – 2.1%
Alexandria Real Estate Equities, Inc.
(c)
10,669 1,190,127
American Tower Corp.
(c)
27,730 5,921,464
AvalonBay Communities, Inc.
(c)
8,293 1,837,812
BXP, Inc.
(c)
8,522 686,532
CBRE Group, Inc., Class A
(a)
18,444 2,415,611
CoStar Group, Inc.
(a)
23,935 1,742,229
Crown Castle, Inc.
(c)
24,324 2,614,587
Digital Realty Trust, Inc.
(c)
18,254 3,253,410
Equinix, Inc.
(c)
5,421 4,922,702
Equity Residential
(c)
22,454 1,580,088
Essex Property Trust, Inc.
(c)
3,829 1,086,900
Extra Space Storage, Inc.
(c)
12,415 2,027,369
Healthpeak Properties, Inc.
(c)
39,124 878,334
Invitation Homes, Inc.
(c)
33,418 1,049,659
Iron Mountain, Inc.
(c)
16,090 1,990,816
Mid-America Apartment Communities, Inc.
(c)
7,136 1,079,962
Prologis, Inc.
(c)
55,028 6,214,862
Public Storage
(c)
8,986 2,956,933
Realty Income Corp.
(c)
49,241 2,923,438
SBA Communications Corp., Class A
(c)
6,125 1,405,504
Simon Property Group, Inc.
(c)
19,519 3,301,053
Sun Communities, Inc.
(c)
7,514 996,958
Ventas, Inc.
(c)
23,906 1,565,604
VICI Properties, Inc., Class A
(c)
60,083 1,908,236
Welltower, Inc.
(c)
34,372 4,636,095
Weyerhaeuser Co.
(c)
43,486 1,355,024
61,541,309
Utilities – 2.4%
Alliant Energy Corp. 14,747 884,820
Ameren Corp. 15,730 1,370,240
American Electric Power Co., Inc. 30,019 2,964,376
American Water Works Co., Inc. 11,857 1,637,570
Atmos Energy Corp.
(b)
8,276 1,148,543
Avangrid, Inc. 7,821 279,288
CenterPoint Energy, Inc. 38,446 1,135,310
CMS Energy Corp. 17,742 1,235,021
Consolidated Edison, Inc. 20,017 2,035,329
Constellation Energy Corp. 18,887 4,966,526
Dominion Energy, Inc. 47,011 2,798,565
DTE Energy Co. 13,222 1,642,437
Duke Energy Corp. 44,326 5,109,458

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 2.4% (continued)
Edison International 22,552 1,858,285
Entergy Corp. 13,188 2,041,239
Evergy, Inc. 15,661 946,551
Eversource Energy 22,567 1,486,037
Exelon Corp. 58,947 2,316,617
FirstEnergy Corp. 33,048 1,382,398
NextEra Energy, Inc. 117,813 9,336,680
PG&E Corp. 131,106 2,650,963
PPL Corp. 45,158 1,470,344
Public Service Enterprise Group, Inc. 30,631 2,738,718
Sempra 35,713 2,977,393
Southern Co. (The) 63,699 5,798,520
Vistra Corp. 19,435 2,428,598
WEC Energy Group, Inc. 19,778 1,889,392
Xcel Energy, Inc. 33,326 2,226,510
68,755,728
Total Common Stocks (cost $2,270,990,302) 2,876,034,121
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(d)(e)
(cost $1,648,039) 1,648,039 1,648,039
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(d)(e)
(cost $147,604) 147,604 147,604
Total Investments (cost $2,272,785,945) 99.9% 2,877,829,764
Cash and Receivables (Net) 0.1% 1,813,254
Net Assets 100.0% 2,879,643,018
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $6,296,967 and the value of the collateral was $6,456,522, consisting of cash collateral of $147,604 and U.S. Government & Agency securities valued at $6,308,918. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2024.
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 2,097,480 39,307,559 (39,757,000) 1,648,039 252,543
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares — 36,470,649 (36,323,045) 147,604 55,381
2
Total – 0.1% 2,097,480 75,778,208 (76,080,045) 1,795,643 307,924
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
S&P 500 E-Mini Future 11 12/20/2024 3,151,090 3,156,175 5,085
Gross Unrealized Appreciation 5,085

STATEMENT OF INVESTMENTS
October 31, 2024
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 2.4%
Interpublic Group of Cos., Inc. (The) 56,540 1,662,276
Liberty Broadband Corp., Class A
(a)
2,297 184,288
Liberty Broadband Corp., Class C
(a)
16,949 1,369,818
Liberty Global Ltd., Class A
(a)
24,051 476,450
Liberty Global Ltd., Class C
(a)
25,460 524,985
Match Group, Inc.
(a)
39,088 1,408,341
New York Times Co. (The), Class A 22,497 1,256,233
News Corp., Class A 55,941 1,524,392
News Corp., Class B 11,574 336,109
Nexstar Media Group, Inc., Class A 4,665 820,667
Paramount Global, Class B 87,475 956,977
Reddit , Inc., Class A
(a)
4,211 502,372
Roku, Inc., Class A
(a)
18,543 1,188,235
Trump Media & Technology Group Corp.
(a)(b)
8,055 284,664
12,495,807
Consumer Discretionary – 13.9%
Abercrombie & Fitch Co., Class A
(a)
7,166 944,407
ADT, Inc.
(b)
53,650 386,280
Amer Sports, Inc.
(a)(b)
8,958 159,900
Aramark 36,685 1,387,794
Autoliv , Inc. 10,843 1,007,098
AutoNation, Inc.
(a)
3,915 608,665
Bath & Body Works, Inc. 33,148 940,740
Birkenstock Holding PLC
(a)
3,915 180,090
BorgWarner, Inc. 33,767 1,135,584
Burlington Stores, Inc.
(a)
9,588 2,375,619
Caesars Entertainment, Inc.
(a)
30,572 1,224,409
Capri Holdings Ltd.
(a)
16,865 332,915
CarMax, Inc.
(a)(b)
23,346 1,689,784
Cava Group, Inc.
(a)
11,152 1,489,461
Chewy, Inc., Class A
(a)
20,226 545,495
Choice Hotels International, Inc.
(b)
4,313 601,707
Churchill Downs, Inc. 10,219 1,431,682
Crocs, Inc.
(a)
8,753 943,748
Dick's Sporting Goods, Inc. 8,363 1,637,057
Dillard's, Inc., Class A
(b)
1,172 435,421
Domino's Pizza, Inc. 5,189 2,146,845
Duolingo , Inc., Class A
(a)
5,435 1,592,292
Etsy, Inc.
(a)
17,041 876,589
Five Below, Inc.
(a)
8,041 762,206
Floor & Decor Holdings, Inc., Class A
(a)
15,493 1,596,554
GameStop Corp., Class A
(a)
47,412 1,051,598
Gap, Inc. (The) 29,419 611,033
Gentex Corp. 34,478 1,045,028
H&R Block, Inc. 20,353 1,215,685
Hasbro, Inc. 18,949 1,243,623
Hyatt Hotels Corp., Class A 6,406 931,753
Installed Building Products, Inc. 3,502 759,584
Lear Corp. 8,443 808,502
Levi Strauss & Co., Class A 14,294 244,284
Light & Wonder, Inc.
(a)
10,885 1,020,795
Lithia Motors, Inc., Class A 3,995 1,327,818
LKQ Corp. 37,712 1,387,424
Lucid Group, Inc., Class A
(a)(b)
124,012 274,067
Mattel, Inc.
(a)
50,321 1,025,542
Mohawk Industries, Inc.
(a)
7,854 1,054,557

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 13.9% (continued)
Murphy USA, Inc. 2,793 1,364,241
Norwegian Cruise Line Holdings Ltd.
(a)
63,311 1,604,301
Penske Automotive Group, Inc. 2,772 417,380
Planet Fitness, Inc., Class A
(a)
13,014 1,021,859
Pool Corp. 5,719 2,068,219
PVH Corp. 8,277 814,953
Ralph Lauren Corp., Class A 5,914 1,170,558
Rivian Automotive, Inc., Class A
(a)(b)
104,735 1,057,824
Service Corp. International 21,299 1,739,063
SharkNinja , Inc.
(a)
7,445 686,503
Skechers USA, Inc., Class A
(a)
19,808 1,217,400
Tapestry, Inc. 33,503 1,589,717
Tempur Sealy International, Inc. 24,181 1,158,512
Texas Roadhouse, Inc., Class A 9,856 1,883,679
Toll Brothers, Inc. 15,349 2,247,708
TopBuild Corp.
(a)
4,682 1,654,525
Vail Resorts, Inc. 5,387 892,572
Viking Holdings Ltd.
(a)
10,381 407,454
Wayfair, Inc., Class A
(a)(b)
13,696 586,600
Whirlpool Corp. 7,880 815,659
Wingstop , Inc. 4,331 1,245,985
Wyndham Hotels & Resorts, Inc. 11,847 1,046,327
Wynn Resorts Ltd. 14,321 1,375,102
Yum China Holdings, Inc. 56,455 2,490,230
70,990,006
Consumer Staples – 4.8%
Albertsons Cos., Inc., Class A 60,784 1,100,190
BellRing Brands, Inc.
(a)
19,113 1,258,209
BJ's Wholesale Club Holdings, Inc.
(a)
19,687 1,668,080
Casey's General Stores, Inc. 5,464 2,152,925
Coca-Cola Consolidated, Inc. 778 874,674
Coty, Inc., Class A
(a)
53,518 398,174
Darling Ingredients, Inc.
(a)
23,505 919,281
e.l.f Beauty, Inc.
(a)
7,960 837,790
Ingredion, Inc. 9,845 1,307,022
JM Smucker Co. (The) 15,225 1,728,190
Lamb Weston Holdings, Inc. 21,319 1,656,273
Maplebear , Inc.
(a)
21,504 948,326
Molson Coors Beverage Co., Class B 25,867 1,408,976
Performance Food Group Co.
(a)
22,833 1,855,181
Pilgrim's Pride Corp.
(a)
5,910 286,280
Post Holdings, Inc.
(a)
7,334 800,946
Reynolds Consumer Products, Inc. 8,303 223,766
Sprouts Farmers Market, Inc.
(a)
14,997 1,926,065
US Foods Holding Corp.
(a)
33,899 2,089,873
Walgreens Boots Alliance, Inc. 105,669 999,629
24,439,850
Energy – 4.9%
Antero Midstream Corp. 50,128 720,339
Antero Resources Corp.
(a)
42,934 1,111,132
APA Corp. 53,087 1,252,853
Championx Corp. 28,129 793,800
Chord Energy Corp. 9,105 1,139,035
Civitas Resources, Inc. 12,518 610,753
DT Midstream, Inc. 14,392 1,297,439
Expand Energy Corp.
(b)
31,263 2,648,601
Hess Midstream LP, Class A 11,904 412,474

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 4.9% (continued)
HF Sinclair Corp. 23,212 896,215
Matador Resources Co. 16,597 864,870
Murphy Oil Corp. 21,718 683,683
Noble Corp. PLC
(a)
17,052 545,323
NOV, Inc. 58,182 902,403
Ovintiv , Inc. 39,390 1,544,088
Permian Resources Corp., Class A 66,365 904,555
Range Resources Corp. 35,030 1,051,951
Scorpio Tankers, Inc.
(a)
6,903 402,238
TechnipFMC PLC 63,755 1,701,621
Texas Pacific Land Corp.
(b)
3,414 3,980,724
Viper Energy, Inc., Class A 12,920 670,548
Weatherford International PLC
(a)
10,313 814,727
24,949,372
Financials – 14.1%
Affirm Holdings, Inc., Class A
(a)
36,370 1,594,825
AGNC Investment Corp.
(b)(c)
107,549 1,001,281
Ally Financial, Inc. 39,849 1,396,707
American Financial Group, Inc. 10,555 1,360,856
Annaly Capital Management, Inc.
(c)
72,844 1,384,764
Assurant, Inc. 7,652 1,466,888
Axis Capital Holdings Ltd. 11,336 887,155
BOK Financial Corp. 3,456 367,131
Carlyle Group, Inc. (The) 32,527 1,627,326
CNA Financial Corp. 3,194 153,025
Comerica, Inc. 19,469 1,240,370
Commerce Bancshares, Inc. 17,508 1,094,250
Corebridge Financial, Inc. 37,450 1,189,787
Credit Acceptance Corp.
(a)
935 397,375
Cullen/Frost Bankers, Inc. 8,801 1,120,807
East West Bancorp, Inc. 20,716 2,019,603
Equitable Holdings, Inc. 48,449 2,196,678
Evercore , Inc., Class A 5,323 1,406,177
Fidelity National Financial, Inc. 38,337 2,306,737
First American Financial Corp. 14,744 945,828
First Horizon Corp. 80,198 1,389,831
Franklin Resources, Inc. 46,565 967,155
Globe Life, Inc. 13,297 1,404,163
Hamilton Lane, Inc., Class A 5,216 937,002
Houlihan Lokey , Inc., Class A 7,795 1,346,742
Invesco Ltd. 48,373 838,788
Jack Henry & Associates, Inc. 10,790 1,963,025
Jefferies Financial Group, Inc. 25,895 1,656,762
KeyCorp 138,473 2,388,659
Kinsale Capital Group, Inc. 3,259 1,395,210
MarketAxess Holdings, Inc. 5,527 1,599,624
Morningstar, Inc. 3,818 1,252,495
Old Republic International Corp. 37,656 1,315,324
Pinnacle Financial Partners, Inc. 11,257 1,187,051
Popular, Inc. 10,497 936,647
Primerica, Inc. 5,163 1,429,170
Prosperity Bancshares, Inc. 13,448 984,394
Reinsurance Group of America, Inc., Class A 9,758 2,059,719
RenaissanceRe Holdings Ltd. 7,673 2,013,395
RLI Corp. 6,121 954,692
Ryan Specialty Holdings, Inc., Class A 14,551 958,474
SEI Investments Co. 14,972 1,119,307

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 14.1% (continued)
Selective Insurance Group, Inc. 8,856 804,302
Shift4 Payments, Inc., Class A
(a)(b)
8,407 760,329
SoFi Technologies, Inc.
(a)(b)
146,156 1,632,563
SouthState Corp. 11,160 1,088,435
Starwood Property Trust, Inc.
(b)(c)
43,710 862,835
Stifel Financial Corp. 14,553 1,507,982
Toast, Inc., Class A
(a)
57,350 1,722,221
TPG, Inc., Class A 12,283 831,313
Unum Group 28,003 1,797,233
UWM Holdings Corp. 12,330 79,405
Voya Financial, Inc. 14,987 1,203,456
Webster Financial Corp. 25,137 1,302,097
Western Alliance Bancorp 16,039 1,334,605
WEX, Inc.
(a)
5,876 1,014,198
Zions Bancorp NA 21,378 1,112,939
72,309,112
Health Care – 10.9%
Acadia Healthcare Co., Inc.
(a)
13,280 566,923
Bio-Rad Laboratories, Inc., Class A
(a)
2,983 1,068,481
Bio- Techne Corp. 23,091 1,702,961
Blueprint Medicines Corp.
(a)
9,140 799,841
Bruker Corp. 15,300 866,133
Catalent , Inc.
(a)
26,580 1,557,588
Charles River Laboratories International, Inc.
(a)
7,538 1,346,136
Chemed Corp. 2,181 1,178,263
Cytokinetics, Inc.
(a)
16,565 844,815
DaVita, Inc.
(a)
8,032 1,122,954
Elanco Animal Health, Inc.
(a)
72,356 914,580
Encompass Health Corp. 14,682 1,460,272
Ensign Group, Inc. (The) 8,121 1,258,674
Exact Sciences Corp.
(a)(b)
27,092 1,867,452
Exelixis , Inc.
(a)
38,521 1,278,897
Globus Medical, Inc., Class A
(a)
19,862 1,460,652
Halozyme Therapeutics, Inc.
(a)
18,537 937,416
HealthEquity , Inc.
(a)
12,465 1,062,641
Henry Schein, Inc.
(a)
17,107 1,201,425
Insmed , Inc.
(a)
23,467 1,578,860
Insulet Corp.
(a)
10,256 2,374,572
Intra-Cellular Therapies, Inc.
(a)
14,379 1,218,620
Ionis Pharmaceuticals, Inc.
(a)
21,033 807,457
Jazz Pharmaceuticals PLC
(a)
9,066 997,532
Lantheus Holdings, Inc.
(a)
9,993 1,097,631
Masimo Corp.
(a)
6,617 952,914
Medpace Holdings, Inc.
(a)
3,464 1,088,458
Natera , Inc.
(a)
17,415 2,106,518
Neurocrine Biosciences, Inc.
(a)
14,832 1,783,845
Penumbra, Inc.
(a)
5,407 1,237,500
QIAGEN NV
(a)
33,740 1,420,454
Repligen Corp.
(a)
7,756 1,041,398
REVOLUTION Medicines, Inc.
(a)
22,706 1,214,771
Roivant Sciences Ltd.
(a)(b)
72,525 837,664
Sarepta Therapeutics, Inc.
(a)
12,943 1,630,818
Solventum Corp.
(a)
20,541 1,490,866
Teleflex, Inc. 6,971 1,401,589
Tenet Healthcare Corp.
(a)
13,270 2,057,115
United Therapeutics Corp.
(a)
6,071 2,270,372
Universal Health Services, Inc., Class B 8,467 1,729,893

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 10.9% (continued)
Vaxcyte , Inc.
(a)
15,295 1,626,623
Viking Therapeutics, Inc.
(a)
15,331 1,112,111
55,573,685
Industrials – 21.0%
AAON, Inc. 9,235 1,054,822
Acuity Brands, Inc. 4,544 1,366,335
Advanced Drainage Systems, Inc. 9,876 1,480,215
AECOM 20,125 2,149,350
AGCO Corp. 9,236 922,122
Allegion PLC 13,068 1,824,685
Allison Transmission Holdings, Inc. 12,908 1,379,349
American Airlines Group, Inc.
(a)(b)
96,375 1,291,425
AO Smith Corp. 17,954 1,348,345
API Group Corp.
(a)
29,656 1,012,456
Applied Industrial Technologies, Inc. 5,671 1,313,347
AZEK Co., Inc. (The), Class A
(a)
21,126 929,544
BWX Technologies, Inc. 13,567 1,651,782
CACI International, Inc., Class A
(a)
3,263 1,803,003
CH Robinson Worldwide, Inc. 17,028 1,754,565
Chart Industries, Inc.
(a)
6,284 758,604
Clean Harbors, Inc.
(a)
7,481 1,730,056
CNH Industrial NV
(a)
114,319 1,283,802
Comfort Systems USA, Inc. 5,246 2,051,396
Core & Main, Inc., Class A
(a)
15,150 670,842
Crane Co. 7,108 1,117,946
Curtiss-Wright Corp. 5,656 1,951,094
Dayforce , Inc.
(a)
22,259 1,579,276
Donaldson Co., Inc. 17,710 1,295,664
EMCOR Group, Inc. 6,981 3,114,015
Esab Corp. 8,333 1,025,292
Fluor Corp.
(a)
24,833 1,298,269
Fortune Brands Innovations, Inc. 18,723 1,560,188
FTAI Aviation Ltd.
(a)(b)
14,632 1,967,126
FTI Consulting, Inc.
(a)
5,064 987,885
Generac Holdings, Inc.
(a)
8,775 1,452,701
Genpact Ltd. 23,997 915,965
Graco , Inc. 24,776 2,018,005
GXO Logistics, Inc.
(a)
17,250 1,031,723
Huntington Ingalls Industries, Inc. 5,755 1,064,445
ITT, Inc. 12,257 1,717,451
KBR, Inc. 19,804 1,327,066
Kirby Corp.
(a)
8,722 1,000,937
Knight-Swift Transportation Holdings, Inc., Class A 23,368 1,217,005
Landstar System, Inc. 5,314 934,042
Leonardo DRS, Inc.
(a)
7,867 236,561
Lincoln Electric Holdings, Inc. 8,357 1,609,224
Masco Corp. 32,277 2,579,255
MasTec , Inc.
(a)
9,395 1,154,552
Middleby Corp. (The)
(a)
7,927 1,028,132
MSA Safety, Inc. 5,447 903,930
Mueller Industries, Inc. 16,768 1,374,473
NEXTracker , Inc., Class A
(a)
18,980 755,784
nVent Electric PLC
(a)
24,577 1,832,707
Oshkosh Corp. 9,700 991,728
Owens Corning 12,817 2,265,917
Parsons Corp.
(a)
12,746 1,378,607
Paycom Software, Inc. 7,719 1,613,503

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 21.0% (continued)
Paylocity Holding Corp.
(a)
6,512 1,201,920
Pentair PLC 24,450 2,423,484
RBC Bearings, Inc.
(a)
4,229 1,185,600
Regal Rexnord Corp. 9,864 1,642,751
Robert Half, Inc. 15,513 1,056,590
Saia, Inc.
(a)
3,907 1,908,999
Science Applications International Corp. 7,686 1,109,013
Sensata Technologies Holding PLC
(a)
22,228 763,310
Simpson Manufacturing Co., Inc. 6,289 1,130,699
SiteOne Landscape Supply, Inc.
(a)
6,589 920,747
Snap-On, Inc. 7,707 2,544,312
SPX Technologies, Inc.
(a)
6,538 938,138
Tetra Tech, Inc. 39,472 1,929,391
Textron, Inc. 28,032 2,254,333
Timken Co. (The) 9,506 788,998
Toro Co. (The) 15,305 1,231,746
Trex Co., Inc.
(a)
15,994 1,133,175
UFP Industries, Inc. 8,859 1,083,810
U-Haul Holding Co.
(a)
1,397 102,442
U-Haul Holding Co., Class B 14,941 1,019,873
Ul Solutions, Inc., Class A 5,515 286,559
Watts Water Technologies, Inc., Class A 4,000 762,360
WESCO International, Inc. 6,853 1,315,570
Willscot Holdings Corp., Class A
(a)
27,618 915,261
Woodward, Inc. 8,872 1,455,806
XPO, Inc.
(a)
16,841 2,198,256
107,379,656
Information Technology – 11.2%
Altair Engineering, Inc., Class A
(a)
8,114 843,775
Amkor Technology, Inc. 16,918 430,563
Appfolio , Inc., Class A
(a)
3,192 663,521
Arrow Electronics, Inc.
(a)
7,963 944,969
Aspen Technology, Inc.
(a)
3,984 935,164
Astera Labs, Inc.
(a)
15,560 1,091,690
CCC Intelligent Solutions Holdings, Inc.
(a)
53,201 553,822
Ciena Corp.
(a)
21,421 1,360,448
Cirrus Logic, Inc.
(a)
7,939 871,861
Cognex Corp. 25,259 1,016,170
Coherent Corp.
(a)
19,286 1,782,798
Confluent, Inc., Class A
(a)
33,296 871,356
DocuSign, Inc., Class A
(a)
29,621 2,055,105
Dolby Laboratories, Inc., Class A 8,696 633,938
Dropbox, Inc., Class A
(a)
35,206 910,075
Dynatrace , Inc.
(a)
39,136 2,105,517
Elastic NV
(a)
12,516 1,004,159
EPAM Systems, Inc.
(a)
8,296 1,565,040
F5, Inc.
(a)
8,675 2,028,909
Fabrinet
(a)
5,314 1,280,515
Flex Ltd.
(a)
59,483 2,062,276
GEN Digital, Inc. 81,994 2,386,845
Gitlab , Inc., Class A
(a)
16,767 901,226
Globant SA
(a)
6,269 1,315,800
Guidewire Software, Inc.
(a)
11,380 2,119,639
HashiCorp , Inc., Class A
(a)
21,912 741,940
Informatica , Inc., Class A
(a)
9,532 260,224
Juniper Networks, Inc. 46,728 1,817,719
Klaviyo , Inc., Class A
(a)
10,409 395,854

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 11.2% (continued)
Lattice Semiconductor Corp.
(a)
20,299 1,028,347
Littelfuse , Inc. 3,640 890,453
MACOM Technology Solutions Holdings, Inc.
(a)
8,306 933,594
Manhattan Associates, Inc.
(a)
9,051 2,383,671
MKS Instruments, Inc. 9,193 913,141
Novanta , Inc.
(a)
5,319 905,507
Nutanix , Inc., Class A
(a)
36,041 2,238,146
Onto Innovation, Inc.
(a)
7,257 1,439,281
Procore Technologies, Inc.
(a)
12,201 800,996
Qorvo , Inc.
(a)
14,045 1,000,847
Rambus, Inc.
(a)
15,808 755,939
SentinelOne , Inc., Class A
(a)
40,217 1,037,196
Smartsheet , Inc., Class A
(a)
19,857 1,120,332
SPS Commerce, Inc.
(a)
5,453 899,745
TD Synnex Corp. 11,214 1,293,535
Twilio , Inc., Class A
(a)
24,292 1,959,150
UiPath , Inc., Class A
(a)
64,507 797,306
Unity Software, Inc.
(a)(b)
37,045 743,864
Universal Display Corp. 6,477 1,167,933
57,259,901
Materials – 6.5%
Albemarle Corp.
(b)
17,333 1,641,955
Alcoa Corp. 26,558 1,064,710
Anglogold Ashanti PLC
(a)(b)
61,901 1,720,848
AptarGroup, Inc. 9,745 1,636,283
ATI, Inc.
(a)
18,381 968,862
Axalta Coating Systems Ltd.
(a)
32,703 1,240,098
Berry Global Group, Inc. 17,003 1,197,861
Cleveland-Cliffs, Inc.
(a)
68,705 891,791
Commercial Metals Co. 17,262 928,696
Crown Holdings, Inc. 17,632 1,649,474
Eagle Materials, Inc. 5,053 1,442,429
Eastman Chemical Co. 17,528 1,842,017
Element Solutions, Inc. 32,767 887,986
FMC Corp. 18,339 1,191,852
Graphic Packaging Holding Co. 45,219 1,277,889
International Paper Co. 50,787 2,820,710
Mosaic Co. (The) 47,494 1,270,939
Olin Corp. 17,777 729,390
Packaging Corp. of America 13,124 3,004,609
Royal Gold, Inc. 9,662 1,411,232
RPM International, Inc. 18,902 2,402,633
Summit Materials, Inc., Class A
(a)
17,829 845,273
United States Steel Corp. 32,828 1,275,368
33,342,905
Real Estate – 7.4%
Agree Realty Corp.
(c)
14,813 1,099,865
American Homes 4 Rent, Class A
(c)
49,289 1,736,944
Americold Realty Trust, Inc.
(c)
41,483 1,065,283
Brixmor Property Group, Inc.
(c)
44,728 1,205,420
Camden Property Trust
(c)
15,707 1,818,714
CubeSmart
(c)
33,048 1,581,016
EastGroup Properties, Inc.
(c)
6,991 1,197,419
Equity LifeStyle Properties, Inc.
(c)
26,262 1,841,491
Federal Realty Investment Trust
(c)
11,010 1,220,348
First Industrial Realty Trust, Inc.
(c)
19,641 1,030,956
Gaming and Leisure Properties, Inc.
(c)
38,633 1,938,990

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 7.4% (continued)
Healthcare Realty Trust, Inc., Class A
(c)
55,897 960,310
Host Hotels & Resorts, Inc.
(c)
103,565 1,785,461
Jones Lang LaSalle, Inc.
(a)
7,007 1,898,617
Kimco Realty Corp.
(c)
97,387 2,310,020
Lamar Advertising Co., Class A
(c)
12,889 1,701,348
NNN REIT, Inc.
(c)
27,013 1,173,445
OMEGA Healthcare Investors, Inc.
(c)
36,403 1,546,035
Regency Centers Corp.
(c)
24,808 1,772,284
Rexford Industrial Realty, Inc.
(b)(c)
31,906 1,368,448
Ryman Hospitality Properties, Inc.
(c)
8,747 936,366
STAG Industrial, Inc.
(c)
26,758 997,538
UDR, Inc.
(c)
44,982 1,897,791
W.P. Carey, Inc.
(c)
32,235 1,796,134
Zillow Group, Inc., Class A
(a)
7,053 409,427
Zillow Group, Inc., Class C
(a)
22,828 1,371,735
37,661,405
Utilities – 2.6%
AES Corp. (The) 105,239 1,735,391
Brookfield Renewable Corp., Class A 26,582 812,878
Essential Utilities, Inc. 40,504 1,563,454
NiSource, Inc. 66,388 2,334,202
NRG Energy, Inc. 30,815 2,785,676
OGE Energy Corp. 29,795 1,191,502
Pinnacle West Capital Corp. 16,745 1,470,379
Talen Energy Corp.
(a)
6,817 1,236,331
13,129,813
Total Common Stocks (cost $434,574,951) 509,531,512
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(d)(e)
(cost $826,111) 826,111 826,111
Investment of Cash Collateral for Securities Loaned – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(d)(e)
(cost $3,924,945) 3,924,945 3,924,945
Total Investments (cost $439,326,007) 100.7% 514,282,568
Liabilities, Less Cash and Receivables (0.7)% (3,517,145)
Net Assets 100.0% 510,765,423
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $19,168,233 and the value of the collateral was $20,226,198, consisting of cash collateral of $3,924,945 and U.S. Government & Agency securities valued at $16,301,253. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2024.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 360,984 17,081,342 (16,616,215) 826,111 70,677
Investment of Cash Collateral for Securities Loaned – 0.8%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 992,299 79,843,608 (76,910,962) 3,924,945 117,839
2
Total – 1.0% 1,353,283 96,924,950 (93,527,177) 4,751,056 188,516
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
S&P MidCap 400 E-Mini 3 12/20/2024 919,787 934,080 14,293
Gross Unrealized Appreciation 14,293

STATEMENT OF INVESTMENTS
October 31, 2024
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 2.7%
Ast Spacemobile, Inc., Class A
(a)
7,742 184,337
Atlanta Braves Holdings, Inc., Class C
(a)
2,641 104,346
Cargurus, Inc., Class A
(a)
4,894 151,812
Cinemark Holdings, Inc.
(a)
6,598 196,290
Cogent Communications Holdings, Inc. 2,806 225,238
EchoStar Corp., Class A
(a)
7,565 189,579
Frontier Communications Parent, Inc.
(a)
13,857 495,111
IAC, Inc.
(a)
4,307 206,521
Iridium Communications, Inc. 6,904 202,494
John Wiley & Sons, Inc., Class A 2,623 129,314
Lions Gate Entertainment Corp., Class A
(a)(b)
4,014 31,711
Lions Gate Entertainment Corp., Class B
(a)
7,927 55,885
Madison Square Garden Sports Corp.
(a)
1,026 228,490
Playtika Holding Corp. 2,831 22,167
Rumble, Inc.
(a)(b)
4,473 26,122
TEGNA, Inc. 10,891 178,939
TripAdvisor, Inc.
(a)
6,723 107,837
United States Cellular Corp.
(a)
855 52,753
Yelp, Inc., Class A
(a)
4,092 139,701
Ziff Davis, Inc.
(a)
2,837 131,268
ZoomInfo Technologies, Inc., Class A
(a)
17,986 198,745
3,258,660
Consumer Discretionary – 13.0%
Academy Sports & Outdoors, Inc. 4,473 227,497
Acushnet Holdings Corp. 1,808 110,830
Adient PLC
(a)
5,636 110,071
Adtalem Global Education, Inc.
(a)
2,313 187,168
Advance Auto Parts, Inc. 3,710 132,410
American Eagle Outfitters, Inc. 11,601 227,264
Arcos Dorados Holdings, Inc., Class A 7,730 68,101
Asbury Automotive Group, Inc.
(a)
1,288 293,458
Boot Barn Holdings, Inc.
(a)
1,874 233,407
Bowlero Corp.
(b)
1,284 13,315
Boyd Gaming Corp. 4,294 297,531
Bright Horizons Family Solutions, Inc.
(a)
3,605 481,159
Brinker International, Inc.
(a)
2,753 282,761
Brunswick Corp. 4,297 342,643
Carter's, Inc. 2,272 124,278
Cavco Industries, Inc.
(a)
487 199,570
Century Communities, Inc. 1,742 154,446
Columbia Sportswear Co. 2,048 164,803
Dorman Products, Inc.
(a)
1,630 185,869
Dream Finders Homes, Inc., Class A
(a)(b)
1,568 46,805
Dutch Bros, Inc., Class A
(a)
5,788 191,699
Foot Locker, Inc. 5,151 119,452
Frontdoor, Inc.
(a)
4,897 243,332
Global Business Travel Group I
(a)(b)
5,293 40,386
Goodyear Tire & Rubber Co. (The)
(a)
17,409 139,446
Graham Holdings Co., Class B 198 166,973
Grand Canyon Education, Inc.
(a)
1,848 253,379
Green Brick Partners, Inc.
(a)
1,994 137,606
Group 1 Automotive, Inc. 841 306,393
Harley-Davidson, Inc. 7,620 243,459
Hilton Grand Vacations, Inc.
(a)
4,574 168,689
International Game Technology PLC 6,436 130,780
KB Home 4,186 328,601

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 13.0% (continued)
Kohl's Corp.
(b)
6,984 129,064
Kontoor Brands, Inc. 3,507 300,304
Laureate Education, Inc., Class A 8,483 145,738
LCI Industries 1,539 171,260
LGI Homes, Inc.
(a)
1,311 133,145
Life Time Group Holdings, Inc.
(a)
3,785 84,330
M/I Homes, Inc.
(a)
1,693 256,642
Macy's, Inc. 15,431 236,712
Marriott Vacations Worldwide Corp. 2,106 162,225
Meritage Homes Corp. 2,258 409,150
Mister Car Wash, Inc.
(a)
5,732 43,047
Modine Manufacturing Co.
(a)
3,082 362,967
Newell Brands, Inc. 24,534 215,899
Nordstrom, Inc. 6,183 139,798
Ollie's Bargain Outlet Holdings, Inc.
(a)
3,838 352,444
Patrick Industries, Inc. 1,335 168,183
Penn Entertainment, Inc.
(a)(b)
8,531 168,487
Polaris, Inc. 3,362 235,037
QuantumScape Corp., Class A
(a)(b)
22,570 116,235
Red Rock Resorts, Inc., Class A 3,180 163,643
RH
(a)
941 299,285
Shake Shack, Inc., Class A
(a)
2,354 286,411
Signet Jewelers Ltd. 2,663 244,144
SIX Flags Entertainment Corp. 5,743 226,332
Skyline Champion Corp.
(a)
3,527 311,187
Steven Madden Ltd. 4,484 201,645
Strategic Education, Inc. 1,393 121,135
Stride, Inc.
(a)
2,614 243,834
Sweetgreen, Inc., Class A
(a)
6,173 222,845
Taylor Morrison Home Corp., Class A
(a)
6,351 435,044
Thor Industries, Inc. 3,194 332,432
Topgolf Callaway Brands Corp.
(a)
9,253 89,847
Travel + Leisure Co. 4,407 210,699
TRI Pointe Group, Inc.
(a)
5,769 233,241
Under Armour, Inc., Class A
(a)(b)
11,740 100,377
Under Armour, Inc., Class C
(a)
10,368 81,907
United Parks & Resorts, Inc.
(a)
2,161 113,733
Urban Outfitters, Inc.
(a)
4,013 144,267
Valvoline, Inc.
(a)
8,171 329,128
VF Corp. 23,120 478,815
Visteon Corp.
(a)
1,699 153,335
Wendy's Co. (The) 10,758 205,585
Worthington Enterprises, Inc. 1,953 74,800
YETI Holdings, Inc.
(a)
5,416 190,697
15,678,616
Consumer Staples – 2.5%
Boston Beer Co., Inc. (The), Class A
(a)
581 169,112
Cal-Maine Foods, Inc. 2,560 224,717
Central Garden & Pet Co.
(a)
564 19,345
Central Garden & Pet Co., Class A
(a)
3,321 96,774
Energizer Holdings, Inc. 4,107 131,712
Flowers Foods, Inc. 11,660 259,202
Freshpet, Inc.
(a)
2,841 376,546
Grocery Outlet Holding Corp.
(a)
6,047 86,472
Inter Parfums, Inc. 1,139 137,899
J&J Snack Foods Corp. 959 157,391
Lancaster Colony Corp. 1,220 211,792

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Staples – 2.5% (continued)
National Beverage Corp. 1,456 65,797
PriceSmart, Inc. 1,567 130,186
Primo Water Corp. 9,765 256,136
Seaboard Corp. 17 47,022
Simply Good Foods Co. (The)
(a)
5,706 192,064
Spectrum Brands Holdings, Inc. 1,689 151,368
Tootsie Roll Industries, Inc. 1,025 29,899
Utz Brands, Inc. 4,122 70,981
WD-40 Co. 846 221,711
3,036,126
Energy – 4.3%
Archrock, Inc. 9,137 182,923
Atlas Energy Solutions, Inc., Class A
(b)
4,270 83,564
Cactus, Inc., Class A
(b)
4,058 240,599
California Resources Corp. 4,302 223,575
CNX Resources Corp.
(a)
9,244 314,573
Comstock Resources, Inc.
(b)
5,776 66,770
CONSOL Energy, Inc. 1,767 195,996
Crescent Energy Co., Class A 6,497 80,758
CVR Energy, Inc. 2,110 33,549
Expro Group Holdings NV
(a)
6,569 83,755
Golar LNG Ltd. 6,121 221,947
Gulfport Energy Corp.
(a)
1,138 157,545
Helmerich & Payne, Inc. 6,031 202,642
International Seaways, Inc.
(a)
2,352 102,406
Kinetik Holdings, Inc., Class A 2,322 113,012
Kodiak Gas Services, Inc. 1,186 37,810
Kosmos Energy Ltd.
(a)
29,481 110,848
Liberty Energy, Inc., Class A 10,265 175,223
Magnolia Oil & Gas Corp., Class A 10,302 260,434
New Fortress Energy, Inc., Class A 5,618 47,247
Northern Oil & Gas, Inc. 5,690 206,262
Oceaneering International, Inc.
(a)
6,249 152,476
Patterson-UTI Energy, Inc. 22,668 173,864
PBF Energy, Inc., Class A 6,437 183,583
Peabody Energy Corp. 7,596 199,547
Sitio Royalties Corp., Class A 4,816 107,349
SM Energy Co. 7,190 301,764
Talos Energy, Inc.
(a)
8,199 83,794
Tidewater, Inc.
(a)
3,041 182,673
Transocean Ltd.
(a)
47,195 204,826
Uranium Energy Corp.
(a)(b)
25,093 186,190
Valaris Ltd.
(a)
3,918 198,251
5,115,755
Financials – 18.3%
Affiliated Managers Group, Inc. 1,968 381,595
Ameris Bancorp 4,088 253,415
Arbor Realty Trust, Inc.
(b)(c)
10,710 157,865
Artisan Partners Asset Management, Inc., Class A 3,869 170,623
Associated Banc-Corp. 9,391 222,942
Assured Guaranty Ltd. 3,329 277,838
Atlantic Union Bankshares Corp. 5,513 208,391
AvidXchange Holdings, Inc.
(a)
9,612 79,203
Axos Financial, Inc.
(a)
3,273 221,648
Baldwin Insurance Group, Inc. (The), Class A
(a)
4,081 188,787
Banc of California, Inc. 8,214 126,167
BancFirst Corp. 1,234 134,148

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 18.3% (continued)
Bank of Hawaii Corp. 2,453 177,180
Bank OZK 6,656 291,200
BGC Group, Inc., Class A 23,321 218,518
Blackstone Mortgage Trust, Inc., Class A
(b)(c)
10,367 188,783
Brighthouse Financial, Inc.
(a)
3,883 183,666
Cadence Bank 11,313 378,194
Cathay General Bancorp 4,368 200,841
CNO Financial Group, Inc. 6,654 228,898
Cohen & Steers, Inc.
(b)
1,709 168,798
Columbia Banking System, Inc. 13,082 372,968
Community Financial System, Inc. 3,313 202,557
CVB Financial Corp. 8,239 160,084
Dlocal Ltd.
(a)
5,291 46,296
Eastern Bankshares, Inc. 9,969 162,794
Enact Holdings, Inc. 1,780 60,680
Enstar Group Ltd.
(a)
784 252,840
Essent Group Ltd.
(a)
6,584 395,106
Euronet Worldwide, Inc.
(a)
2,728 268,626
EVERTEC, Inc. 4,038 132,285
F&G Annuities & Life, Inc. 1,241 49,764
Federated Hermes, Inc., Class B 4,983 199,968
First BanCorp. 10,201 196,675
First Financial Bancorp 5,877 150,334
First Financial Bankshares, Inc. 7,453 269,351
First Hawaiian, Inc. 7,966 197,079
First Interstate BancSystem, Inc., Class A 5,613 172,880
FirstCash Holdings, Inc. 2,323 240,361
Flywire Corp.
(a)
6,763 117,811
FNB Corp. 22,351 324,089
Freedom Holding Corp.
(a)(b)
1,070 115,988
Fulton Financial Corp. 11,362 205,766
Genworth Financial, Inc., Class A
(a)
27,356 184,379
Glacier Bancorp, Inc. 7,078 369,118
Goosehead Insurance, Inc., Class A
(a)
1,440 156,816
HA Sustainable Infrastructure Capital, Inc. 6,862 240,101
Hancock Whitney Corp. 5,350 278,628
Hanover Insurance Group, Inc. (The) 2,228 330,479
Home BancShares, Inc. 11,787 321,667
Independent Bank Corp. 2,632 165,553
International Bancshares Corp. 3,360 205,834
Jackson Financial, Inc., Class A 4,327 432,484
Janus Henderson Group PLC
(a)
8,135 336,057
Kemper Corp. 3,780 235,381
Lazard, Inc., Class A 6,817 361,233
Lincoln National Corp. 10,515 365,396
Marqeta, Inc., Class A
(a)
26,526 150,137
Mercury General Corp. 1,686 114,024
MGIC Investment Corp. 16,691 417,943
Moelis & Co., Class A 4,412 292,957
Mr. Cooper Group, Inc.
(a)
3,929 347,913
Nelnet, Inc., Class A 1,118 125,999
New York Community Bancorp, Inc. 18,501 187,230
NMI Holdings, Inc., Class A
(a)
4,970 192,240
Old National Bancorp 19,488 375,339
OneMain Holdings, Inc., Class A 7,478 371,432
Oscar Health, Inc., Class A
(a)
9,974 167,563
Pacific Premier Bancorp, Inc. 6,007 153,239

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 18.3% (continued)
Paymentus Holdings, Inc., Class A
(a)
1,207 29,704
PennyMac Financial Services, Inc. 2,491 248,303
Piper Sandler Cos. 1,078 305,764
PJT Partners, Inc., Class A 1,390 193,154
Radian Group, Inc. 9,528 332,622
Remitly Global, Inc.
(a)
9,016 162,108
Rithm Capital Corp.
(c)
30,240 320,242
ServisFirst Bancshares, Inc. 3,135 260,644
Simmons First National Corp., Class A 7,701 178,663
SLM Corp. 12,471 274,736
StepStone Group, Inc., Class A 3,493 210,034
Synovus Financial Corp. 9,116 454,615
Texas Capital Bancshares, Inc.
(a)
2,922 224,848
TFS Financial Corp. 3,408 43,793
UMB Financial Corp. 2,787 305,818
United Bankshares, Inc. 8,136 306,564
United Community Banks, Inc. 7,444 211,856
Upstart Holdings, Inc.
(a)(b)
4,774 232,398
Valley National Bancorp 26,913 254,866
Victory Capital Holdings, Inc., Class A 2,197 131,666
Virtu Financial, Inc., Class A 5,250 162,540
WaFd, Inc. 5,084 172,754
Walker & Dunlop, Inc. 1,999 218,631
Western Union Co. (The) 21,411 230,382
White Mountains Insurance Group Ltd. 156 280,354
Wintrust Financial Corp. 3,821 442,816
WSFS Financial Corp. 3,768 185,273
22,007,292
Health Care – 12.0%
ACADIA Pharmaceuticals, Inc.
(a)
10,007 146,002
ADMA Biologics, Inc.
(a)
13,569 221,310
agilon health, Inc.
(a)(b)
18,483 47,132
Agios Pharmaceuticals, Inc.
(a)
3,492 155,150
Alkermes PLC
(a)
9,864 253,505
Amedisys, Inc.
(a)
2,022 191,281
Amicus Therapeutics, Inc.
(a)
16,636 189,983
Apellis Pharmaceuticals, Inc.
(a)
5,582 152,165
Apogee Therapeutics, Inc.
(a)
2,702 140,612
Arcellx, Inc.
(a)
2,233 188,175
Arrowhead Pharmaceuticals, Inc.
(a)
7,476 143,763
Astrana Health, Inc.
(a)
2,692 144,776
Avidity Biosciences, Inc.
(a)
5,464 230,909
Axonics, Inc.
(a)
3,180 223,554
Axsome Therapeutics, Inc.
(a)
2,265 201,653
Azenta, Inc.
(a)
3,014 123,845
Bausch + Lomb Corp.
(a)
2,522 51,146
Beam Therapeutics, Inc.
(a)
4,633 101,509
Biohaven Ltd.
(a)
4,588 228,299
Bridgebio Pharma, Inc.
(a)
7,539 176,488
Celldex Therapeutics, Inc.
(a)
3,800 99,028
Certara, Inc.
(a)
5,254 53,591
CG Oncology, Inc.
(a)(b)
2,815 100,017
CONMED Corp. 1,932 131,840
Corcept Therapeutics, Inc.
(a)
5,672 277,758
CorVel Corp.
(a)
573 170,651
Crinetics Pharmaceuticals, Inc.
(a)
4,263 238,557
Denali Therapeutics, Inc.
(a)
7,291 189,274

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 12.0% (continued)
DENTSPLY SIRONA, Inc. 13,015 301,558
Doximity, Inc., Class A
(a)
7,454 311,130
Dyne Therapeutics, Inc.
(a)
3,736 107,821
Enovis Corp.
(a)
3,182 131,321
Envista Holdings Corp.
(a)
10,707 224,526
Evolent Health, Inc., Class A
(a)
6,914 161,442
Fortrea Holdings, Inc.
(a)
5,489 92,325
Geron Corp.
(a)
30,890 126,958
Glaukos Corp.
(a)
3,013 398,469
GoodRx Holdings, Inc., Class A
(a)(b)
4,986 30,514
Guardant Health, Inc.
(a)
7,326 160,293
Haemonetics Corp.
(a)
3,160 224,866
Hims & Hers Health, Inc.
(a)
8,811 165,911
ICU Medical, Inc.
(a)
1,274 217,510
Ideaya Biosciences, Inc.
(a)
4,435 124,845
ImmunityBio, Inc.
(a)(b)
9,662 50,339
Immunovant, Inc.
(a)
3,466 101,415
Inari Medical, Inc.
(a)
3,044 147,330
Inspire Medical Systems, Inc.
(a)
1,841 359,069
Integer Holdings Corp.
(a)
2,061 256,079
Integra LifeSciences Holdings Corp.
(a)
4,239 79,524
Intellia Therapeutics, Inc.
(a)
5,972 84,922
Iovance Biotherapeutics, Inc.
(a)(b)
14,659 153,040
iRhythm Technologies, Inc.
(a)
1,944 140,823
Krystal Biotech, Inc.
(a)(b)
1,467 253,102
LivaNova PLC
(a)
3,418 176,437
Madrigal Pharmaceuticals, Inc.
(a)
948 245,854
Maravai LifeSciences Holdings, Inc., Class A
(a)
6,876 50,951
Merit Medical Systems, Inc.
(a)
3,546 349,848
Neogen Corp.
(a)
13,572 193,808
Nuvalent, Inc., Class A
(a)
1,730 153,088
Option Care Health, Inc.
(a)
10,902 251,182
Organon & Co. 16,051 301,438
PACS Group, Inc.
(a)
1,358 57,959
Patterson Cos., Inc. 4,836 101,604
Perrigo Co. PLC 8,442 216,368
Prestige Consumer Healthcare, Inc.
(a)
3,075 226,781
Privia Health Group, Inc.
(a)
5,944 109,132
PROCEPT BioRobotics Corp.
(a)
2,828 254,520
Progyny, Inc.
(a)
5,259 79,148
PTC Therapeutics, Inc.
(a)
4,591 183,273
QuidelOrtho Corp.
(a)
3,150 119,857
R1 RCM, Inc.
(a)
9,165 130,693
RadNet, Inc.
(a)
4,077 265,168
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
10,621 67,125
Rhythm Pharmaceuticals, Inc.
(a)
3,180 151,781
Rocket Pharmaceuticals, Inc.
(a)
3,149 52,431
Select Medical Holdings Corp. 6,621 212,402
Sotera Health Co.
(a)
8,024 125,736
SpringWorks Therapeutics, Inc.
(a)
4,308 129,800
Summit Therapeutics, Inc.
(a)(b)
5,167 96,055
Surgery Partners, Inc.
(a)
4,770 137,376
Tandem Diabetes Care, Inc.
(a)
4,073 127,770
TG Therapeutics, Inc.
(a)
9,059 227,019
TransMedics Group, Inc.
(a)(b)
1,973 161,727
Twist Bioscience Corp.
(a)
3,412 137,708
Ultragenyx Pharmaceutical, Inc.
(a)
5,609 286,003

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 12.0% (continued)
Waystar Holding Corp.
(a)
2,879 82,138
14,439,285
Industrials – 17.3%
AAR Corp.
(a)
2,162 126,909
ABM Industries, Inc. 3,923 208,154
ACV Auctions, Inc., Class A
(a)
8,342 144,233
AeroVironment, Inc.
(a)
1,741 374,245
Air Lease Corp., Class A 6,446 285,880
Alamo Group, Inc. 588 99,689
Alaska Air Group, Inc.
(a)
8,048 385,580
Albany International Corp., Class A 1,936 131,493
Alight, Inc., Class A
(a)
25,793 178,745
ArcBest Corp. 1,461 152,207
Arcosa, Inc. 3,026 283,355
Armstrong World Industries, Inc. 2,750 383,762
Atkore, Inc. 2,240 192,102
Atmus Filtration Technologies, Inc. 5,221 203,306
Avis Budget Group, Inc.
(b)
1,085 90,055
Beacon Roofing Supply, Inc.
(a)
3,957 364,321
Bloom Energy Corp., Class A
(a)(b)
13,304 127,718
Boise Cascade Co. 2,475 329,249
Brady Corp., Class A 2,741 194,995
Brink's Co. (The) 2,777 285,448
Casella Waste Systems, Inc., Class A
(a)
3,554 347,865
CBIZ, Inc.
(a)
2,847 196,244
Clarivate PLC
(a)(b)
21,753 143,570
Concentrix Corp. 2,893 122,981
Construction Partners, Inc., Class A
(a)
2,657 209,186
Copa Holdings SA, Class A 1,920 186,816
CSW Industrials, Inc. 960 338,976
Driven Brands Holdings, Inc.
(a)
3,746 55,628
Dun & Bradstreet Holdings, Inc. 18,388 218,633
Dycom Industries, Inc.
(a)
1,773 309,087
EnerSys 2,520 244,087
Enovix Corp.
(a)(b)
8,585 77,308
Enpro, Inc. 1,258 183,177
ESCO Technologies, Inc. 1,607 201,743
ExlService Holdings, Inc.
(a)
10,038 418,283
Exponent, Inc. 3,123 294,749
Federal Signal Corp. 3,690 300,993
First Advantage Corp.
(a)(b)
3,226 58,455
Flowserve Corp. 8,197 431,490
Fluence Energy, Inc., Class A
(a)(b)
3,768 81,954
Franklin Electric Co., Inc. 2,482 237,552
Gates Industrial Corp. PLC
(a)
13,099 253,466
GATX Corp. 2,147 295,771
GMS, Inc.
(a)
2,477 222,658
Granite Construction, Inc. 2,749 231,053
Griffon Corp. 2,262 142,235
Hayward Holdings, Inc.
(a)
5,372 87,349
Herc Holdings, Inc. 1,655 346,127
Hexcel Corp. 5,297 310,881
Hillenbrand, Inc. 4,381 120,697
Hub Group, Inc., Class A 3,856 167,312
ICF International, Inc. 1,158 195,227
IES Holdings, Inc.
(a)
1,222 267,209
Insperity, Inc. 2,197 173,058

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 17.3% (continued)
JetBlue Airways Corp.
(a)
21,164 120,635
Joby Aviation, Inc.
(a)(b)
25,965 124,632
John Bean Technologies Corp. 1,979 220,500
Kadant, Inc. 725 241,468
Korn Ferry 3,228 228,058
Kratos Defense & Security Solutions, Inc.
(a)
9,264 210,478
Loar Holdings, Inc.
(a)
1,057 91,092
Lyft, Inc., Class A
(a)
22,494 291,747
ManpowerGroup, Inc. 2,937 184,590
Matson, Inc. 2,102 325,579
MAXIMUS, Inc. 3,787 327,348
McGrath RentCorp 1,542 175,325
MDU Resources Group, Inc. 12,055 347,787
Moog, Inc., Class A 1,761 332,125
MSC Industrial Direct Co., Inc., Class A 2,782 219,973
Mueller Water Products, Inc., Class A 9,627 207,847
MYR Group, Inc.
(a)
1,036 135,716
Net Power, Inc.
(a)(b)
1,609 14,513
Nuscale Power Corp.
(a)(b)
4,906 93,901
Paycor HCM, Inc.
(a)
4,478 67,573
Plug Power, Inc.
(a)(b)
42,607 83,510
Primoris Services Corp. 3,284 205,644
Resideo Technologies, Inc.
(a)
8,897 175,004
Rocket Lab USA, Inc.
(a)
17,697 189,358
Rush Enterprises, Inc., Class A 3,827 216,532
RXO, Inc.
(a)
7,211 203,278
Ryder System, Inc. 2,731 399,491
Schneider National, Inc., Class B 2,353 66,543
SkyWest, Inc.
(a)
2,503 238,286
Spirit AeroSystems Holdings, Inc., Class A
(a)
7,212 233,452
Stericycle, Inc.
(a)
5,782 355,420
Sterling Infrastructure, Inc.
(a)
1,875 289,594
Sunrun, Inc.
(a)
13,483 194,829
Symbotic, Inc., Class A
(a)(b)
2,306 64,084
Tecnoglass, Inc.
(a)(b)
1,381 94,640
Terex Corp. 4,085 211,235
TriNet Group, Inc. 1,976 167,743
Trinity Industries, Inc. 5,052 173,183
UniFirst Corp. 907 163,088
Valmont Industries, Inc. 1,245 388,042
Verra Mobility Corp., Class A
(a)
9,486 246,351
Werner Enterprises, Inc. 3,983 146,933
Zurn Elkay Water Solutions Corp. 8,986 324,395
20,804,788
Information Technology – 13.0%
ACI Worldwide, Inc.
(a)
6,593 324,376
Advanced Energy Industries, Inc. 2,327 252,549
Agilysys, Inc.
(a)
1,354 135,454
Alarm.com Holdings, Inc.
(a)
2,979 158,870
Alkami Technology, Inc.
(a)
1,960 71,756
Allegro MicroSystems, Inc.
(a)
3,705 77,212
Ambarella, Inc.
(a)
2,429 136,486
Appian Corp., Class A
(a)
2,500 89,375
Asana, Inc., Class A
(a)
5,218 62,303
ASGN, Inc.
(a)
2,811 258,893
Aurora Innovation, Inc., Class A
(a)(b)
46,578 241,973
Avnet, Inc. 5,644 305,961

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 13.0% (continued)
Axcelis Technologies, Inc.
(a)
2,021 172,411
Badger Meter, Inc. 1,829 365,891
Belden, Inc. 2,568 292,418
BILL Holdings, Inc.
(a)
6,357 370,995
Blackbaud, Inc.
(a)
2,585 195,193
BlackLine, Inc.
(a)
3,210 177,738
Box, Inc., Class A
(a)
8,709 276,598
Braze, Inc., Class A
(a)
3,674 115,584
C3.ai, Inc., Class A
(a)(b)
6,831 168,248
Calix, Inc.
(a)
3,554 125,741
Cleanspark, Inc.
(a)(b)
13,870 147,161
Clear Secure, Inc., Class A
(b)
5,277 194,088
Clearwater Analytics Holdings, Inc., Class A
(a)
9,945 259,664
CommVault Systems, Inc.
(a)
2,718 424,524
Crane NXT Co. 3,078 167,043
Credo Technology Group Holding Ltd.
(a)
8,005 301,788
DigitalOcean Holdings, Inc.
(a)
3,597 142,369
Diodes, Inc.
(a)
2,804 163,978
DoubleVerify Holdings, Inc.
(a)
7,257 123,732
DXC Technology Co.
(a)
11,131 221,062
Envestnet, Inc.
(a)
2,146 134,726
Five9, Inc.
(a)
4,513 133,269
FormFactor, Inc.
(a)
4,803 182,418
Freshworks, Inc., Class A
(a)
10,955 128,173
Impinj, Inc.
(a)
1,132 215,069
Insight Enterprises, Inc.
(a)
1,746 305,410
Instructure Holdings, Inc.
(a)
1,294 30,461
Intapp, Inc.
(a)
4,200 210,714
InterDigital, Inc. 1,600 240,704
IPG Photonics Corp.
(a)
1,795 145,323
Itron, Inc.
(a)
2,839 317,287
Jamf Holding Corp.
(a)
3,344 55,644
JFrog Ltd.
(a)
5,716 166,793
Kulicke & Soffa Industries, Inc. 3,393 152,210
Kyndryl Holdings, Inc.
(a)
14,398 329,570
LiveRamp Holdings, Inc.
(a)
4,066 101,772
Lumentum Holdings, Inc.
(a)
4,210 268,893
Marathon Digital Holdings, Inc.
(a)(b)
17,704 296,896
Mirion Technologies, Inc., Class A
(a)
12,684 187,723
N-able, Inc.
(a)
3,997 48,883
nCino, Inc.
(a)
4,866 181,502
PagerDuty, Inc.
(a)
5,738 103,628
Pegasystems, Inc. 2,519 200,109
Plexus Corp.
(a)
1,698 244,682
Power Integrations, Inc. 3,529 213,257
Progress Software Corp. 2,654 170,095
Q2 Holdings, Inc.
(a)
3,548 300,374
Qualys, Inc.
(a)
2,313 275,802
Rapid7, Inc.
(a)
3,814 154,162
RingCentral, Inc., Class A
(a)
4,652 167,519
Riot Platforms, Inc.
(a)(b)
17,846 164,897
Rogers Corp.
(a)
1,151 115,422
Rubrik, Inc., Class A
(a)
1,465 60,446
Sanmina Corp.
(a)
3,482 244,088
Silicon Laboratories, Inc.
(a)
1,958 203,358
SiTime Corp.
(a)
1,108 187,263
Sprinklr, Inc., Class A
(a)
7,500 55,725

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 13.0% (continued)
Synaptics, Inc.
(a)
2,417 165,975
Tenable Holdings, Inc.
(a)
7,316 289,787
Teradata Corp.
(a)
6,063 195,410
Ultra Clean Holdings, Inc.
(a)
2,712 90,716
Varonis Systems, Inc., Class B
(a)
6,896 347,352
Veeco Instruments, Inc.
(a)
3,429 98,687
Vertex, Inc., Class A
(a)
3,315 137,606
Vishay Intertechnology, Inc. 7,125 120,840
Vontier Corp. 9,606 356,190
Wolfspeed, Inc.
(a)(b)
7,753 103,192
Workiva, Inc., Class A
(a)
3,105 247,655
Zeta Global Holdings Corp., Class A
(a)
9,625 266,420
15,635,531
Materials – 5.9%
Alpha Metallurgical Resources, Inc. 675 140,602
Arcadium Lithium PLC
(a)
64,706 348,765
Arch Resources, Inc.
(b)
1,117 163,931
Ashland, Inc. 3,124 264,197
Avient Corp. 5,337 248,757
Balchem Corp. 2,009 336,166
Cabot Corp. 3,434 370,288
Carpenter Technology Corp. 3,042 454,779
Chemours Co. (The) 9,236 167,726
Coeur Mining, Inc.
(a)
23,916 154,019
Constellium SE
(a)
8,156 90,532
Greif, Inc., Class A 1,572 98,156
HB Fuller Co. 3,350 245,153
Hecla Mining Co. 36,267 235,373
Huntsman Corp. 10,322 227,084
Innospec, Inc. 1,541 166,089
Knife River Corp.
(a)
3,331 324,173
Louisiana-Pacific Corp. 4,034 398,963
Materion Corp. 1,293 131,407
Minerals Technologies, Inc. 2,017 151,860
MP Materials Corp.
(a)
7,631 137,282
NewMarket Corp. 481 252,510
Pactiv Evergreen, Inc. 2,603 29,518
Quaker Chemical Corp. 862 130,662
Scotts Miracle-GRO Co. (The) 2,604 226,496
Sealed Air Corp. 8,983 325,005
Sensient Technologies Corp. 2,619 197,682
Silgan Holdings, Inc. 4,992 258,286
Sonoco Products Co. 6,108 320,792
Sylvamo Corp. 2,202 187,214
Tronox Holdings PLC, Class A
(a)
7,247 87,834
Warrior Met Coal, Inc. 3,238 204,415
7,075,716
Real Estate – 6.8%
Apple Hospitality REIT, Inc.
(c)
14,150 208,995
Broadstone NET Lease, Inc., Class A
(c)
11,688 205,592
CareTrust REIT, Inc.
(c)
8,884 290,240
COPT Defense Properties
(c)
7,052 227,074
Cousins Properties, Inc.
(c)
9,480 290,372
Curbline Properties Corp.
(a)(c)
5,902 133,562
Cushman & Wakefield PLC
(a)
10,265 139,091
DigitalBridge Group, Inc. 9,967 156,382
Douglas Emmett, Inc.
(c)
9,919 176,459

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 6.8% (continued)
EPR Properties
(c)
4,702 213,330
Equity Commonwealth
(a)(c)
6,313 124,934
Essential Properties Realty Trust, Inc.
(c)
10,900 345,421
Four Corners Property Trust, Inc.
(c)
5,652 155,769
Highwoods Properties, Inc.
(c)
6,537 219,251
Howard Hughes Holdings, Inc.
(a)
3,117 237,017
Independence Realty Trust, Inc.
(b)(c)
14,025 275,171
Innovative Industrial Properties, Inc., Class A
(c)
1,734 224,015
Kilroy Realty Corp.
(c)
7,294 293,365
Kite Realty Group Trust
(c)
13,689 351,397
LXP Industrial Trust, Class B
(c)
18,282 172,582
Macerich Co. (The)
(c)
13,430 251,141
Medical Properties Trust, Inc.
(b)(c)
37,203 172,250
National Health Investors, Inc.
(c)
2,591 198,600
National Storage Affiliates Trust
(c)
4,337 182,805
Outfront Media, Inc.
(c)
8,280 147,053
Park Hotels & Resorts, Inc.
(c)
12,938 179,709
Phillips Edison & Co., Inc.
(c)
7,620 288,112
PotlatchDeltic Corp.
(c)
4,871 202,487
Rayonier, Inc.
(c)
7,682 239,909
Sabra Health Care REIT, Inc.
(c)
14,375 278,875
Seaport Entertainment Group, Inc.
(a)
783 21,258
SITE Centers Corp.
(c)
2,949 47,037
SL Green Realty Corp.
(c)
4,117 311,286
St. Joe Co. (The) 3,484 180,123
Tanger, Inc.
(c)
6,729 223,605
Terreno Realty Corp.
(c)
5,941 356,163
Vornado Realty Trust
(c)
9,882 409,214
8,129,646
Utilities – 3.9%
ALLETE, Inc. 3,599 230,012
American States Water Co. 2,293 189,081
Avista Corp. 4,834 181,178
Black Hills Corp. 4,266 252,505
California Water Service Group 3,571 185,549
Clearway Energy, Inc., Class A 2,099 55,917
Clearway Energy, Inc., Class C 5,188 147,235
IDACORP, Inc., Class Rights 3,150 325,962
MGE Energy, Inc. 2,253 203,874
National Fuel Gas Co. 5,559 336,486
New Jersey Resources Corp. 6,145 281,994
NextEra Energy Partners LP
(b)
5,818 112,578
Northwestern Energy Group, Inc. 3,849 205,768
ONE Gas, Inc. 3,495 249,089
Ormat Technologies, Inc. 3,366 265,981
Otter Tail Corp. 2,351 184,601
PNM Resources, Inc. 5,588 243,302
Portland General Electric Co. 6,312 299,189
Southwest Gas Holdings, Inc. 3,542 259,451
Spire, Inc. 3,351 213,995
UGI Corp. 13,126 313,843
4,737,590
Total Common Stocks (cost $106,149,235) 119,919,005
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(d)(e)
(cost $256,769) 256,769 256,769

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 2.0%
Registered Investment Companies – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(d)(e)
(cost $2,425,043) 2,425,043 2,425,043
Total Investments (cost $108,831,047) 101.9% 122,600,817
Liabilities, Less Cash and Receivables (1.9)% (2,328,018)
Net Assets 100.0% 120,272,799
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $5,516,544 and the value of the collateral was $5,943,548, consisting of cash collateral of $2,425,043 and U.S. Government & Agency securities valued at $3,518,505. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2024.
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 124,243 5,833,253 (5,700,727) 256,769 19,819
Investment of Cash Collateral for Securities Loaned – 2.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,934,033 27,035,947 (26,544,937) 2,425,043 42,617
2
Total – 2.2% 2,058,276 32,869,200 (32,245,664) 2,681,812 62,436
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
Russell 2000 E-Mini 3 12/20/2024 337,680 331,290 (6,390)
Gross Unrealized Depreciation (6,390)

STATEMENT OF INVESTMENTS
October 31, 2024
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.2%
Australia – 6.8%
AGL Energy Ltd. 22,134 151,936
Ampol Ltd. 9,075 165,841
ANZ Group Holdings Ltd. 112,929 2,304,115
APA Group 44,449 202,925
Aristocrat Leisure Ltd. 21,908 882,795
ASX Ltd. 7,165 305,143
Atlas Arteria Ltd. 36,024 115,147
Aurizon Holdings Ltd. 75,256 166,609
BHP Group Ltd. 176,439 4,927,792
BHP Group Ltd.
(a)
12,756 352,921
BlueScope Steel Ltd. 16,915 225,021
Brambles Ltd. 53,082 638,352
Car Group Ltd. 13,520 334,564
Charter Hall Group
(b)
20,014 198,079
Cochlear Ltd. 2,427 450,230
Coles Group Ltd. 47,817 550,920
Commonwealth Bank of Australia 63,558 5,942,743
Computershare Ltd. 20,213 349,258
CSL Ltd. 18,247 3,429,559
Dexus
(b)
43,631 204,906
Ebos Group Ltd. 5,968 129,643
Endeavour Group Ltd. 64,376 197,759
Evolution Mining Ltd. 78,564 269,647
Fortescue Ltd. 60,652 761,566
Goodman Group
(b)
70,026 1,680,565
GPT Group (The)
(b)
79,520 246,885
IGO Ltd. 22,733 78,173
Insurance Australia Group Ltd. 94,072 462,128
Lottery Corp. Ltd. (The) 81,878 267,614
Lynas Rare Earths Ltd.
(a)
31,745 158,026
Macquarie Group Ltd. 13,806 2,093,525
Medibank Pvt Ltd. 96,700 227,385
Mineral Resources Ltd. 6,342 163,668
Mirvac Group
(b)
144,183 202,101
National Australia Bank Ltd. 117,816 2,994,171
Nextdc Ltd.
(a)
22,841 245,657
Northern Star Resources Ltd. 41,596 483,060
Orica Ltd. 18,306 207,914
Origin Energy Ltd. 66,501 419,464
Pilbara Minerals Ltd.
(a)
96,366 179,891
Pro Medicus Ltd. 1,747 222,941
Qantas Airways Ltd.
(a)
66,752 353,278
QBE Insurance Group Ltd. 56,544 637,394
Ramsay Health Care Ltd. 6,166 162,235
REA Group Ltd. 1,911 284,036
Reece Ltd. 11,851 177,060
Rio Tinto Ltd. 13,886 1,085,162
Santos Ltd. 124,171 551,430
Scentre Group
(b)
200,891 461,858
Seek Ltd. 12,120 197,988
Seven Group Holdings Ltd. 7,543 206,124
Sonic Healthcare Ltd. 17,711 312,406
South32 Ltd. 171,273 412,836
Stockland
(b)
92,627 314,274
Suncorp Group Ltd. 46,964 551,244
Telstra Group Ltd. 436,356 1,091,805

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Australia – 6.8% (continued)
TPG Telecom Ltd. 15,821 46,840
Transurban Group 114,909 956,622
Treasury Wine Estates Ltd. 29,257 217,120
Vicinity Ltd.
(b)
137,096 195,759
Washington H Soul Pattinson & Co. Ltd. 7,896 173,102
Wesfarmers Ltd. 44,002 1,939,095
Westpac Banking Corp. 132,475 2,787,084
Whitehaven Coal Ltd. 27,337 121,938
Wisetech Global Ltd. 6,351 492,033
Woodside Energy Group Ltd. 69,320 1,079,720
Woodside Energy Group Ltd.
(a)
2,305 35,798
Woolworths Group Ltd. 46,252 907,639
Worley Ltd. 14,234 130,526
49,473,045
Austria – 0.3%
ANDRITZ AG 2,726 163,807
Bawag Group AG
(c)
2,908 224,151
CA Immobilien Anlagen AG 1,838 44,378
Erste Group Bank AG 12,145 682,201
EVN AG 1,066 29,569
Immofinanz AG
(a)
1,686 27,346
OMV AG 5,111 211,407
Raiffeisen Bank International AG 4,570 81,814
Telekom Austria AG, Class A 5,135 42,536
Verbund AG 1,182 96,499
Vienna Insurance Group AG Wiener Versicherung Gruppe 1,329 42,203
Voestalpine AG 3,956 81,816
Wienerberger AG 4,208 126,545
1,854,272
Belgium – 0.8%
Ackermans & Van Haaren NV 903 183,029
Ageas SA/NV 6,017 312,768
Anheuser-Busch InBev SA/NV 35,633 2,126,893
Azelis Group NV 4,937 97,710
Colruyt Group N.V 1,438 66,974
D'ieteren Group 777 167,444
Elia Group SA 830 78,710
Groupe Bruxelles Lambert NV 3,157 226,893
KBC Group NV 9,629 697,052
Lotus Bakeries NV 13 169,643
Sofina SA 585 142,644
Solvay SA, Class A 3,101 124,766
Syensqo SA 2,525 194,712
UCB SA 4,558 874,873
Umicore SA 5,644 67,218
Warehouses de Pauw CVA
(b)
7,188 170,275
5,701,604
Canada – 11.1%
Agnico Eagle Mines Ltd. 18,351 1,582,139
Air Canada
(a)
8,191 110,882
Algonquin Power & Utilities Corp. 28,856 139,317
Alimentation Couche-Tard, Inc. 28,214 1,469,650
AltaGas Ltd., Class Common Subscription Receipt 12,583 300,324
ARC Resources Ltd. 21,104 349,122
Bank of Montreal 27,513 2,504,286
Bank of Nova Scotia (The) 47,013 2,417,850
Barrick Gold Corp. 67,036 1,294,120

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Canada – 11.1% (continued)
BCE, Inc. 34,693 1,117,234
Brookfield Asset Management Ltd., Class A 14,120 748,265
Brookfield Corp., Class A 57,826 3,062,731
BRP, Inc. 1,228 60,477
CAE, Inc.
(a)
12,822 225,359
Cameco Corp. 16,491 860,781
Canadian Apartment Properties REIT
(b)
5,773 192,123
Canadian Imperial Bank of Commerce 35,101 2,193,514
Canadian National Railway Co. 21,757 2,346,687
Canadian Natural Resources Ltd. 79,059 2,685,494
Canadian Pacific Kansas City Ltd. 35,779 2,756,930
Canadian Tire Corp. Ltd., Class A 1,766 187,717
Canadian Utilities Ltd., Class A 4,921 125,854
CCL Industries, Inc., Class B 4,796 279,444
Cenovus Energy, Inc. 51,054 820,043
CGI, Inc., Class A
(a)
7,512 831,200
Choice Properties Real Estate Investment Trust
(b)
11,437 116,343
Constellation Software, Inc. 763 2,298,409
Dollarama , Inc. 11,120 1,155,835
Emera , Inc. 11,539 435,418
Empire Co. Ltd., Class Common Subscription Receipt 4,107 118,353
Enbridge, Inc. 80,853 3,262,077
Fairfax Financial Holdings Ltd. 853 1,058,792
First Quantum Minerals Ltd.
(a)
23,943 309,003
Firstservice Corp. 1,206 223,040
Fortis, Inc. 19,020 821,819
Franco-Nevada Corp. 7,060 936,066
George Weston Ltd. 2,106 333,663
GFL Environmental, Inc. 5,600 234,011
Gildan Activewear , Inc. 5,606 274,036
Great-West Lifeco , Inc. 9,968 334,090
Hydro One Ltd.
(c)
11,842 380,844
IA Financial Corp., Inc. 3,320 270,182
IGM Financial, Inc. 3,101 93,056
Imperial Oil Ltd. 6,196 461,827
Intact Financial Corp. 6,561 1,251,530
Ivanhoe Mines Ltd., Class A
(a)
23,967 316,534
Keyera Corp. 10,450 320,558
Kinross Gold Corp. 46,989 473,615
Loblaw Cos. Ltd. 5,283 667,183
Lundin Mining Corp., Class Common Subscription Receipt 25,105 243,855
Magna International, Inc. 11,751 463,397
Manulife Financial Corp. 68,791 2,007,052
Metro, Inc., Class A 9,773 579,741
National Bank of Canada 12,646 1,204,770
Northland Power, Inc. 10,226 155,230
Nutrien Ltd. 18,883 899,345
Onex Corp. 2,068 148,682
Open Text Corp. 10,044 300,898
Pan American Silver Corp. 14,563 340,164
Pembina Pipeline Corp., Class Common Subscription Receipt 21,796 910,805
Power Corp. of Canada 19,468 614,647
Quebecor, Inc., Class B 5,286 131,472
Restaurant Brands International, Inc. 10,472 727,507
Rogers Communications, Inc., Class B 13,906 504,485
Royal Bank of Canada 53,903 6,511,515
Saputo, Inc. 9,612 183,145

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Canada – 11.1% (continued)
Shopify, Inc., Class A
(a)
43,935 3,432,978
South Bow Corp.
(a)
8,829 220,226
Stantec , Inc. 3,733 302,453
Sun Life Financial, Inc. 21,723 1,203,067
Suncor Energy, Inc. 49,423 1,863,534
TC Energy Corp. 40,363 1,875,181
Teck Resources Ltd., Class B 17,707 822,884
TELUS Corp. 54,393 858,847
TFI International, Inc. 2,594 346,741
Thomson Reuters Corp. 4,973 813,083
Toronto-Dominion Bank (The) 66,748 3,685,637
Tourmaline Oil Corp., Class Common Subscription Receipt 12,916 594,769
Waste Connections, Inc. 9,589 1,693,131
West Fraser Timber Co. Ltd. 1,999 180,332
Wheaton Precious Metals Corp. 17,052 1,124,812
WSP Global, Inc. 4,357 777,881
80,530,093
Chile – 0.0%
Antofagasta PLC 12,521 278,810
China – 0.1%
BYD Electronic International Co. Ltd. 24,500 105,571
China Mengniu Dairy Co. Ltd. 108,000 241,716
CSPC Pharmaceutical Group Ltd. 322,000 238,153
Fosun International Ltd. 89,000 50,485
Qingdao Port International Co. Ltd., Class H
(c)
30,000 20,992
Yangzijiang Shipbuilding Holdings Ltd. 98,300 191,711
848,628
Denmark – 2.8%
AP Moller - Maersk A/S, Class A 117 177,630
AP Moller - Maersk A/S, Class B 55 86,463
Carlsberg A/S, Class B 3,424 376,294
Coloplast A/S, Class B 4,728 588,561
Danske Bank A/S 24,812 730,280
DSV A/S 6,643 1,441,261
Genmab A/S
(a)
2,450 547,242
Novo Nordisk A/S, Class B 119,551 13,279,481
Novozymes A/S, Class B 13,663 854,590
Orsted A/S
(a)(c)
7,075 412,660
Pandora A/S 3,070 462,067
Tryg A/S 12,736 299,400
Vestas Wind Systems A/S
(a)
38,316 720,034
19,975,963
Faroe Islands – 0.0%
Bakkafrost P/F 1,939 116,107
Finland – 0.9%
Elisa OYJ 5,002 237,635
Fortum OYJ 17,310 254,263
Huhtamaki OYJ 3,677 143,869
Kesko OYJ, Class B 9,954 212,510
Kone OYJ, Class B 12,706 693,298
Metso OYJ 27,517 260,081
Neste OYJ 15,226 242,661
Nokia OYJ 200,978 943,676
Nordea Bank Abp 120,451 1,407,709

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Finland – 0.9% (continued)
Orion OYJ, Class B 4,067 197,144
Sampo OYJ, Class A 17,184 759,289
Stora ENSO OYJ, Class R 21,959 243,642
UPM- Kymmene OYJ 20,040 585,899
Wartsila OYJ Abp 18,362 349,056
6,530,732
France – 8.4%
Aeroports de Paris SA 1,095 129,340
Air Liquide SA 21,357 3,817,832
Airbus SE 22,759 3,463,106
AXA SA 67,627 2,534,425
BNP Paribas SA 38,016 2,589,814
Bollore SE 27,705 172,496
Bouygues SA 6,923 221,194
Capgemini SE 5,884 1,016,961
Cie de Saint-Gobain SA 17,585 1,584,179
CIE Generale des Etablissements Michelin SCA 25,381 855,577
Credit Agricole SA 38,242 584,771
Danone SA 23,957 1,708,781
Dassault Systemes SE 25,436 868,752
Engie SA 65,606 1,097,932
EssilorLuxottica SA 10,856 2,538,657
Hermes International SCA 1,252 2,819,042
Kering SA 2,633 654,170
Legrand SA 9,775 1,099,424
L'Oréal SA 8,512 3,181,223
LVMH Moet Hennessy Louis Vuitton SE 9,892 6,548,774
Orange SA 70,757 775,469
Pernod Ricard SA 6,956 862,788
Safran SA 13,453 3,034,962
Sanofi SA 42,431 4,473,379
Sartorius Stedim Biotech 1,063 211,536
Schneider Electric SE 20,466 5,270,310
Societe Generale SA 28,896 827,720
Thales SA 3,798 610,865
TotalEnergies SE 85,210 5,309,956
Vinci SA 18,312 2,041,713
60,905,148
Germany – 6.9%
adidas AG 6,274 1,494,410
Allianz SE 14,888 4,677,603
BASF SE 33,642 1,630,584
Bayer AG 34,726 934,776
Bayerische Motoren Werke AG 11,570 908,407
Beiersdorf AG 3,683 495,806
BioNTech SE, ADR
(a)
3,256 365,152
Continental AG 4,077 253,443
Daimler Truck Holding AG 20,271 836,491
Deutsche Bank AG 67,285 1,141,298
Deutsche Boerse AG 6,939 1,609,867
Deutsche Post AG 38,408 1,539,889
Deutsche Telekom AG 122,730 3,706,776
E.ON SE 83,678 1,127,837
Evonik Industries AG 8,254 181,280
Fresenius Medical Care AG 7,712 300,657
Fresenius SE & Co. KGaA
(a)
15,939 580,034
Hannover Rueck SE 2,188 573,658

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Germany – 6.9% (continued)
Hapag -Lloyd AG
(c)
266 46,725
Heidelberg Materials AG 4,754 522,310
Henkel AG & Co. KGaA 3,703 288,245
Infineon Technologies AG 49,160 1,549,076
Knorr- Bremse AG 2,731 224,146
Mercedes-Benz Group AG 27,256 1,648,184
Merck KGaA 4,845 799,514
MTU Aero Engines AG 2,053 670,210
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5,119 2,613,101
Rheinmetall AG 1,670 857,926
RWE AG 28,590 924,020
SAP SE 38,999 9,094,446
Siemens AG 28,557 5,530,902
Siemens Energy AG
(a)
21,500 876,003
Siemens Healthineers AG
(c)
10,373 540,210
Symrise AG, Class A 5,006 601,083
Talanx AG 2,269 174,773
Volkswagen AG 1,112 110,462
Vonovia SE 26,573 870,082
50,299,386
Hong Kong – 2.0%
AIA Group Ltd. 429,400 3,394,041
Alibaba Health Information Technology Ltd.
(a)
210,000 106,156
Budweiser Brewing Co. APAC Ltd.
(c)
41,200 42,978
Cathay Pacific Airways Ltd. 23,000 23,963
China Gas Holdings Ltd. 113,000 97,093
Chow Tai Fook Jewellery Group Ltd. 74,800 70,813
CK Asset Holdings Ltd. 66,000 270,387
CK Hutchison Holdings Ltd. 100,500 528,716
CK Infrastructure Holdings Ltd. 30,500 215,772
CLP Holdings Ltd. 74,500 632,940
DFI Retail Group Holdings Ltd. 13,665 32,728
ESR Group Ltd.
(c)
100,800 136,917
Futu Holdings Ltd., ADR
(a)
2,671 253,718
Galaxy Entertainment Group Ltd. 63,000 279,977
Geely Automobile Holdings Ltd. 215,000 377,766
Hang Seng Bank Ltd. 28,000 342,509
Henderson Land Development Co. Ltd. 44,000 141,773
HK Electric Investments & HK Electric Investments Ltd. 107,500 72,732
HKT Trust & HKT Ltd. 158,000 196,321
Hong Kong & China Gas Co. Ltd. 359,507 278,842
Hong Kong Exchanges & Clearing Ltd. 44,700 1,786,988
HongKong Land Holdings Ltd. 41,282 171,733
Jardine Matheson Holdings Ltd. 9,650 371,525
Link REIT
(b)
92,803 432,716
MTR Corp. Ltd. 56,500 205,669
Power Assets Holdings Ltd. 57,500 382,747
Prudential PLC 107,746 892,920
Sino Biopharmaceutical Ltd. 369,000 167,546
Sino Land Co. Ltd. 214,000 214,154
Sun Hung Kai Properties Ltd. 56,500 611,555
Swire Pacific Ltd., Class A 15,500 130,290
Swire Pacific Ltd., Class B 12,500 16,850
Swire Properties Ltd. 46,400 94,538
Techtronic Industries Co. Ltd. 56,500 815,407
WH Group Ltd.
(c)
287,000 223,711
Wharf Holdings Ltd. (The) 34,000 96,213

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Hong Kong – 2.0% (continued)
Wharf Real Estate Investment Co. Ltd. 48,000 143,857
Xinyi Glass Holdings Ltd. 55,000 62,397
14,316,958
Ireland – 0.9%
AerCap Holdings NV 7,449 696,854
AIB Group PLC 59,161 314,331
Bank of Ireland Group PLC 40,590 372,890
DCC PLC 3,831 241,537
Experian PLC 34,663 1,683,193
ICON PLC
(a)
3,050 677,435
James Hardie Industries PLC, CDI
(a)
16,200 518,453
Kerry Group PLC, Class A 6,638 659,397
Kingspan Group PLC 5,724 501,179
Ryanair Holdings PLC, ADR 16,051 710,417
6,375,686
Israel – 0.9%
Airport City Ltd.
(a)
2,291 34,908
Amot Investments Ltd. 3,220 15,692
Azrieli Group Ltd. 1,323 101,323
Bank Hapoalim BM 58,832 614,285
Bank Leumi Le-Israel BM 54,957 559,574
Bezeq The Israeli Telecommunication Corp. Ltd. 76,480 98,112
Big Shopping Centers Ltd.
(a)
713 85,578
Camtek Ltd. 795 62,883
Cellebrite DI Ltd.
(a)
907 16,462
Check Point Software Technologies Ltd.
(a)
3,376 584,757
CyberArk Software Ltd.
(a)
1,685 465,936
Delek Group Ltd. 366 43,225
Elbit Systems Ltd. 907 207,323
Energix -Renewable Energies Ltd. 10,584 36,894
Enlight Renewable Energy Ltd.
(a)
4,076 64,830
Fattal Holdings (1998) Ltd.
(a)
244 30,793
First International Bank of Israel Ltd. (The) 2,116 94,066
Global-e Online Ltd.
(a)
4,443 170,789
Harel Insurance Investments & Financial Services Ltd. 6,164 64,245
ICL Group Ltd. 15,799 65,250
Israel Corp. Ltd. 204 44,771
Israel Discount Bank Ltd., Class A 47,740 281,139
Melisron Ltd. 1,140 90,660
Mivne Real Estate Kd Ltd. 22,957 62,779
Mizrahi Tefahot Bank Ltd. 5,677 234,613
Monday.com Ltd.
(a)
1,296 380,856
Nice Ltd.
(a)
2,428 428,432
Nova Ltd.
(a)
909 170,579
OPC Energy Ltd.
(a)
5,557 45,084
Phoenix Financial Ltd. 6,659 77,165
Plus500 Ltd. 2,468 74,311
Shapir Engineering And Industry Ltd.
(a)
5,182 34,063
Strauss Group Ltd. 753 12,705
Teva Pharmaceutical Industries Ltd.
(a)
41,374 758,709
Tower Semiconductor Ltd.
(a)
4,353 182,805
Wix.com Ltd.
(a)
2,094 349,949
ZIM Integrated Shipping Services Ltd.
(d)
4,801 114,216
6,759,761
Italy – 2.4%
A2A SpA 66,492 151,592
Amplifon SpA 4,952 138,166

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Italy – 2.4% (continued)
Banca Mediolanum SpA 9,105 112,489
Banco BPM SpA 49,321 331,766
Davide Campari-Milano NV 29,809 199,933
ENEL SpA 291,473 2,205,564
ENI SpA 85,358 1,298,473
Ferrari NV 4,574 2,183,936
FinecoBank Banca Fineco SpA 23,347 372,215
Generali 38,482 1,067,424
Infrastrutture Wireless Italiane SpA
(c)
13,007 146,152
Intesa Sanpaolo SpA 589,849 2,521,127
Leonardo SpA 14,634 349,045
Mediobanca Banca di Credito Finanziario SpA 22,700 373,852
Moncler SpA 9,378 518,630
Nexi SpA
(a)(c)
16,761 105,576
Pirelli & C SpA
(c)
12,132 66,198
Poste Italiane SpA
(c)
16,109 226,304
Prada SpA 19,400 148,599
Prysmian SpA 9,966 701,324
Recordati Industria Chimica e Farmaceutica SpA 3,905 220,875
Snam SpA 79,238 380,056
Telecom Italia SpA
(a)
411,518 103,962
Telecom Italia SpA -RSP
(a)
169,722 49,510
Terna Rete Elettrica Nazionale SpA 53,893 465,964
UniCredit SpA 60,757 2,683,279
17,122,011
Japan – 22.1%
ABC-Mart, Inc. 3,900 76,707
Acom Co. Ltd. 16,200 38,457
Advantest Corp. 29,000 1,741,618
AEON Co. Ltd. 30,700 753,770
AEON Mall Co. Ltd. 4,300 57,150
AGC, Inc. 5,000 154,341
Air Water, Inc. 7,900 100,121
Aisin Corp. 16,800 176,741
Ajinomoto Co., Inc. 19,200 744,177
Alfresa Holdings Corp. 5,200 75,495
Amada Co. Ltd. 13,000 129,467
ANA Holdings, Inc. 17,300 341,855
Asahi Group Holdings Ltd. 54,600 659,358
Asahi Intecc Co. Ltd. 10,700 173,328
Asahi Kasei Corp. 50,500 351,254
Asics Corp. 25,000 445,429
Astellas Pharma, Inc. 70,500 831,004
Azbil Corp. 18,900 149,016
Bandai Namco Holdings, Inc. 21,900 463,232
Baycurrent , Inc. 4,200 137,146
Bridgestone Corp. 20,400 734,842
Brother Industries Ltd. 10,800 213,483
Calbee , Inc. 2,700 60,425
Canon, Inc. 35,700 1,172,774
Capcom Co. Ltd. 13,700 275,394
Central Japan Railway Co. 35,700 747,163
Chiba Bank Ltd. (The) 27,000 200,295
Chubu Electric Power Co., Inc. 28,900 332,969
Chugai Pharmaceutical Co. Ltd. 23,900 1,151,656
Coca-Cola Bottlers Japan Holdings, Inc. 4,900 62,985
Concordia Financial Group Ltd. 40,700 204,749

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.1% (continued)
Cosmos Pharmaceutical Corp. 1,200 57,367
CyberAgent , Inc. 18,300 120,919
Dai Nippon Printing Co. Ltd. 18,900 331,285
Daifuku Co. Ltd. 13,700 263,612
Dai-ichi Life Holdings, Inc. 35,300 895,449
Daiichi Sankyo Co. Ltd. 73,200 2,393,627
Daikin Industries Ltd. 10,600 1,297,817
Daito Trust Construction Co. Ltd. 2,100 232,713
Daiwa House Industry Co. Ltd. 23,600 708,194
Daiwa House REIT Investment Corp.
(b)
90 137,134
Daiwa Securities Group, Inc. 54,400 363,202
Denso Corp. 68,400 995,521
Dentsu Group, Inc. 4,500 139,852
Disco Corp. 3,200 934,213
East Japan Railway Co. 41,200 830,356
Ebara Corp. 17,700 273,126
Eisai Co. Ltd. 9,700 329,733
Electric Power Development Co. Ltd. 5,600 93,839
ENEOS Holdings, Inc. 101,100 515,306
FANUC Corp. 35,700 964,890
Fast Retailing Co. Ltd. 6,300 2,048,095
Fuji Electric Co. Ltd. 4,600 240,079
Fujifilm Holdings Corp. 35,200 850,161
Fujikura Ltd. 9,600 361,249
Fujitsu Ltd. 69,800 1,357,738
Fukuoka Financial Group, Inc. 6,100 141,282
GLP J-REIT
(b)
187 164,626
GMO Payment Gateway, Inc. 1,400 84,804
Hakuhodo DY Holdings, Inc. 9,300 74,272
Hamamatsu Photonics KK 14,100 188,602
Hankyu Hanshin Holdings, Inc. 10,200 278,428
Haseko Corp. 11,600 141,073
Hikari Tsushin, Inc. 700 142,918
Hirose Electric Co. Ltd. 1,100 132,838
Hitachi Construction Machinery Co. Ltd. 3,000 66,076
Hitachi Ltd. 169,800 4,374,168
Honda Motor Co. Ltd. 185,000 1,891,597
Hoshizaki Corp. 3,800 126,430
Hoya Corp. 13,800 1,877,597
Hulic Co. Ltd. 20,400 190,306
Ibiden Co. Ltd. 4,200 137,008
Idemitsu Kosan Co. Ltd. 37,800 259,817
IHI Corp. 6,300 341,418
Iida Group Holdings Co. Ltd. 5,800 84,625
INPEX Corp. 32,500 429,600
Isetan Mitsukoshi Holdings Ltd. 13,200 201,174
Isuzu Motors Ltd. 23,000 301,457
ITOCHU Corp. 48,200 2,421,629
J Front Retailing Co. Ltd. 12,000 129,631
Japan Airlines Co. Ltd. 16,500 265,982
Japan Exchange Group, Inc. 39,000 464,697
Japan Metropolitan Fund Invest
(b)
231 141,641
Japan Post Bank Co. Ltd. 15,300 137,808
Japan Post Holdings Co. Ltd. 77,600 722,127
Japan Post Insurance Co. Ltd. 7,600 126,529
Japan Tobacco, Inc. 41,300 1,160,711
JFE Holdings, Inc. 22,200 269,621

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.1% (continued)
Kajima Corp. 17,800 310,076
Kansai Electric Power Co., Inc. (The) 29,200 470,612
Kansai Paint Co. Ltd. 9,100 149,352
KAO Corp. 17,100 761,123
Kawasaki Heavy Industries Ltd. 5,200 203,084
Kawasaki Kisen Kaisha Ltd. 19,100 266,516
KDDI Corp. 54,700 1,715,783
KEIO Corp. 4,100 92,053
Keisei Electric Railway Co. Ltd. 5,400 141,519
Kewpie Corp. 3,400 80,578
Keyence Corp. 6,600 3,023,456
Kikkoman Corp. 30,500 362,916
Kintetsu Group Holdings Co. Ltd. 4,200 97,993
Kirin Holdings Co. Ltd. 30,300 447,165
Kobayashi Pharmaceutical Co. Ltd. 2,200 82,064
Kobe Bussan Co. Ltd. 4,900 119,665
Koei Tecmo Holdings Co. Ltd. 1,800 18,954
Koito Manufacturing Co. Ltd. 8,200 107,288
Kokusai Electric Corp. 2,300 43,848
Komatsu Ltd. 34,200 900,550
Konami Group Corp. 3,300 305,249
Kose Corp. 1,000 55,119
Kubota Corp. 40,200 520,297
Kuraray Co. Ltd. 13,400 184,165
Kurita Water Industries Ltd. 3,800 144,341
Kyocera Corp. 51,400 530,787
Kyowa Kirin Co. Ltd. 10,100 167,289
Kyushu Electric Power Co., Inc. 15,600 175,484
Kyushu Railway Co. 5,300 139,628
Lasertec Corp. 2,800 431,512
Lixil Corp. 10,800 127,338
LY Corp. 98,400 270,927
M3, Inc. 13,700 142,599
Makita Corp. 10,200 338,359
Marubeni Corp. 63,300 965,343
Marui Group Co. Ltd. 7,700 121,749
MatsukiyoCocokara & Co. 14,000 192,089
Mazda Motor Corp. 20,600 149,775
McDonald's Holdings Co. Japan Ltd. 2,500 106,023
Mebuki Financial Group, Inc. 35,900 136,200
Medipal Holdings Corp. 6,200 98,724
MEIJI Holdings Co. Ltd. 10,300 240,046
Minebea Mitsumi, Inc. 15,100 272,806
Misumi Group, Inc. 12,000 198,917
Mitsubishi Chemical Group Corp. 52,500 286,342
Mitsubishi Corp. 131,900 2,455,293
Mitsubishi Electric Corp. 74,900 1,173,962
Mitsubishi Estate Co. Ltd. 49,600 745,180
Mitsubishi Gas Chemical Co., Inc. 9,200 162,438
Mitsubishi HC Capital, Inc. 32,100 217,161
Mitsubishi Heavy Industries Ltd. 121,500 1,749,217
Mitsubishi Motors Corp. 24,100 72,779
Mitsubishi UFJ Financial Group, Inc. 443,800 4,744,647
Mitsui & Co. Ltd. 111,400 2,312,469
Mitsui Chemicals, Inc. 6,100 141,002
Mitsui Fudosan Co. Ltd. 102,600 893,140
Mitsui OSK Lines Ltd. 14,100 483,468

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.1% (continued)
Mizuho Financial Group, Inc. 95,460 2,012,917
MonotaRO Co. Ltd. 10,400 158,228
MS&AD Insurance Group Holdings, Inc. 49,600 1,119,806
Murata Manufacturing Co. Ltd. 67,000 1,190,671
NEC Corp. 10,500 912,309
Nexon Co. Ltd. 17,200 302,560
NGK Insulators Ltd. 13,200 165,081
NH Foods Ltd. 3,700 128,568
Nichirei Corp. 4,300 120,200
Nidec Corp. 36,000 726,972
Nikon Corp. 14,300 179,167
Nintendo Co. Ltd. 43,200 2,309,956
Nippon Building Fund, Inc.
(b)
306 262,157
Nippon Express Holdings, Inc. 2,900 143,415
Nippon Paint Holdings Co. Ltd. 35,800 275,918
Nippon ProLogis REIT, Inc.
(b)
99 159,232
Nippon Sanso Holdings Corp. 9,000 317,755
Nippon Steel Corp. 32,700 658,830
Nippon Telegraph & Telephone Corp. 2,107,500 2,043,511
Nippon Television Holdings, Inc. 6,000 92,979
Nippon Yusen KK 17,900 603,776
Nissan Chemical Corp. 4,400 150,321
Nissan Motor Co. Ltd. 94,200 254,292
Nisshin Seifun Group, Inc. 10,700 125,457
Nissin Foods Holdings Co. Ltd. 6,200 167,694
Niterra Co. Ltd. 7,700 221,914
Nitori Holdings Co. Ltd. 3,100 391,761
Nitto Denko Corp. 27,100 455,180
Nomura Holdings, Inc. 113,600 596,022
Nomura Real Estate Holdings, Inc. 3,600 89,950
Nomura Real Estate Master Fund, Inc.
(b)
142 134,239
Nomura Research Institute Ltd. 15,200 458,220
NSK Ltd. 16,200 74,595
NTT Data Group Corp. 22,800 365,818
Obayashi Corp. 25,100 311,515
OBIC Business Consultants Co. Ltd. 1,000 44,773
OBIC Co. Ltd. 12,300 403,015
Odakyu Electric Railway Co. Ltd. 12,700 133,774
OJI Holdings Corp. 36,600 136,573
Olympus Corp. 43,000 765,150
Omron Corp. 8,600 344,395
ONO Pharmaceutical Co. Ltd. 11,700 146,898
Open House Group Co. Ltd. 2,200 81,790
Oracle Corp. Japan 1,200 115,687
Oriental Land Co. Ltd. 41,800 1,016,701
ORIX Corp. 42,700 916,652
ORIX Jreit , Inc.
(b)
107 110,495
Osaka Gas Co. Ltd. 16,300 351,200
Otsuka Corp. 10,000 225,570
Otsuka Holdings Co. Ltd. 17,100 1,040,874
Pan Pacific International Holdings Corp. 14,500 364,392
Panasonic Holdings Corp. 86,400 702,204
Persol Holdings Co. Ltd. 66,600 112,804
Rakuten Group, Inc.
(a)
53,800 325,890
Recruit Holdings Co. Ltd. 57,800 3,617,314
Renesas Electronics Corp. 63,900 885,140
Resona Holdings, Inc. 85,900 575,204

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.1% (continued)
Resonac Holdings Corp. 6,100 149,091
Ricoh Co. Ltd. 20,400 223,988
Rinnai Corp. 4,300 94,906
ROHM Co. Ltd. 12,700 143,112
Rohto Pharmaceutical Co. Ltd. 9,000 203,427
Ryohin Keikaku Co. Ltd. 10,800 178,103
Santen Pharmaceutical Co. Ltd. 14,900 178,908
SBI Holdings, Inc. 10,600 236,530
Screen Holdings Co. Ltd. 3,000 197,538
SCSK Corp. 5,200 97,872
Secom Co. Ltd. 15,500 555,690
Sega Sammy Holdings, Inc. 5,100 96,777
Seibu Holdings, Inc. 9,800 220,094
Seiko Epson Corp. 11,600 213,876
Sekisui Chemical Co. Ltd. 15,400 219,386
Sekisui House Ltd. 22,800 556,211
Seven & i Holdings Co. Ltd. 87,700 1,266,058
SG Holdings Co. Ltd. 17,400 174,771
Sharp Corp.
(a)
11,300 69,562
Shimadzu Corp. 11,100 331,707
Shimamura Co. Ltd. 1,300 67,294
Shimano, Inc. 2,700 403,516
Shimizu Corp. 20,100 134,198
Shin-Etsu Chemical Co. Ltd. 75,000 2,833,580
Shinko Electric Industries Co. Ltd.
(a)
2,000 71,702
Shionogi & Co. Ltd. 34,100 490,037
Shiseido Co. Ltd. 15,500 341,901
Shizuoka Financial Group, Inc. 19,800 159,557
SMC Corp. 2,100 912,654
SoftBank Corp. 1,061,500 1,343,556
SoftBank Group Corp. 36,900 2,300,845
Sohgo Security Services Co. Ltd. 14,900 104,078
Sojitz Corp. 10,000 207,254
Sompo Holdings, Inc. 35,100 765,944
Sony Group Corp. 229,100 4,096,201
Square Enix Holdings Co. Ltd. 2,900 113,696
Stanley Electric Co. Ltd. 5,300 91,630
Subaru Corp. 22,900 418,161
Sugi Holdings Co. Ltd. 4,600 78,577
Sumco Corp. 12,300 120,557
Sumitomo Chemical Co. Ltd. 48,600 130,844
Sumitomo Corp. 44,100 939,468
Sumitomo Electric Industries Ltd. 28,900 452,022
Sumitomo Forestry Co. Ltd. 5,400 210,931
Sumitomo Heavy Industries Ltd. 3,900 88,228
Sumitomo Metal Mining Co. Ltd. 10,300 290,151
Sumitomo Mitsui Financial Group, Inc. 150,800 3,240,232
Sumitomo Mitsui Trust Holdings, Inc. 24,800 549,971
Sumitomo Realty & Development Co. Ltd. 16,600 501,297
Sumitomo Rubber Industries Ltd. 5,700 59,030
Sundrug Co. Ltd. 1,900 47,162
Suntory Beverage & Food Ltd. 4,400 149,194
Suzuki Motor Corp. 60,100 608,595
Sysmex Corp. 18,800 352,180
T&D Holdings, Inc. 19,400 314,386
Taisei Corp. 5,700 241,808
Taiyo Yuden Co. Ltd. 4,500 80,901

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.1% (continued)
Takeda Pharmaceutical Co. Ltd. 60,400 1,690,764
TBS Holdings, Inc. 4,500 112,437
TDK Corp. 74,200 897,512
Terumo Corp. 54,100 1,045,774
TIS, Inc. 9,300 233,591
Tobu Railway Co. Ltd. 3,500 56,903
Toei Animation Co. Ltd. 1,500 34,269
Toho Co. Ltd. 3,700 141,539
Tohoku Electric Power Co., Inc. 17,200 169,883
Tokio Marine Holdings, Inc. 72,800 2,661,089
Tokyo Century Corp. 4,800 49,300
Tokyo Electric Power Co. Holdings, Inc.
(a)
55,500 226,919
Tokyo Electron Ltd. 17,100 2,626,883
Tokyo Gas Co. Ltd. 15,100 373,622
Tokyu Corp. 21,700 268,819
Tokyu Fudosan Holdings Corp. 21,200 134,750
Toppan Holdings, Inc. 10,900 323,011
Toray Industries, Inc. 55,400 304,123
Tosoh Corp. 13,200 165,515
Toto Ltd. 5,200 146,450
Toyo Suisan Kaisha Ltd. 3,100 183,812
Toyota Boshoku Corp. 2,600 35,042
Toyota Industries Corp. 5,600 396,494
Toyota Motor Corp. 425,900 7,500,258
Toyota Tsusho Corp. 28,400 492,770
Trend Micro, Inc. 4,400 233,136
Tsuruha Holdings, Inc. 1,000 56,064
Unicharm Corp. 16,000 515,844
United Urban Investment Corp.
(b)
120 107,691
USS Co. Ltd. 15,600 131,395
West Japan Railway Co. 17,500 311,571
Yakult Honsha Co. Ltd. 10,100 220,002
Yamada Holdings Co. Ltd. 30,700 88,316
Yamaha Corp. 8,500 69,417
Yamaha Motor Co. Ltd. 36,600 325,333
Yamato Holdings Co. Ltd. 11,100 118,087
Yamazaki Baking Co. Ltd. 4,400 89,892
Yaskawa Electric Corp. 8,800 257,371
Yokogawa Electric Corp. 10,500 236,849
Yokohama Rubber Co. Ltd. (The) 4,400 91,307
Zensho Holdings Co. Ltd. 3,700 186,791
ZOZO, Inc. 4,100 133,800
160,069,650
Jordan – 0.0%
Hikma Pharmaceuticals PLC 5,248 125,158
Luxembourg – 0.2%
ArcelorMittal SA 17,961 442,244
CVC Capital Partners PLC
(a)(c)
13,459 281,860
Millicom International Cellular SA, SDR
(a)
4,721 130,423
Tenaris SA 17,054 280,404
1,134,931
Macau – 0.0%
Sands China Ltd.
(a)
80,000 203,951

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Mexico – 0.0%
Fresnillo PLC 8,815 83,807
Netherlands – 3.9%
Adyen NV
(a)(c)
1,139 1,739,086
Argenx SE
(a)
2,243 1,318,853
ASM International NV 1,763 980,348
ASML Holding NV 15,034 10,138,985
EXOR NV 3,460 365,116
Heineken Holding NV 4,155 287,567
Heineken NV 10,853 889,581
ING Groep NV 123,307 2,098,244
Koninklijke Ahold Delhaize NV 36,091 1,187,609
Koninklijke KPN NV 120,489 469,995
Koninklijke Philips NV
(a)
30,204 790,916
NXP Semiconductors NV 9,595 2,250,028
Prosus NV 51,243 2,155,454
Stellantis NV 78,377 1,071,790
Universal Music Group NV 29,084 728,750
Wolters Kluwer NV 9,250 1,553,533
28,025,855
New Zealand – 0.3%
a2 Milk Co. Ltd. (The)
(a)
25,907 97,908
Auckland International Airport Ltd. 44,281 192,383
Contact Energy Ltd. 29,865 152,680
Fisher & Paykel Healthcare Corp. Ltd. 21,640 463,516
Infratil Ltd. 30,296 227,186
Mainfreight Ltd. 3,608 153,854
Mercury NZ Ltd. 25,162 98,986
Meridian Energy Ltd. 47,189 167,243
Spark New Zealand Ltd. 70,153 121,497
Xero Ltd.
(a)
4,790 469,048
2,144,301
Norway – 0.6%
AKER ASA, Class A 785 40,779
AKER BP ASA 11,383 242,099
AutoStore Holdings Ltd.
(a)(c)
27,558 24,984
DNB Bank ASA 31,713 653,212
Equinor ASA 25,078 600,327
Frontline PLC 4,471 85,890
Gjensidige Forsikring ASA 6,889 123,972
Kongsberg Gruppen ASA 2,993 310,685
Leroy Seafood Group ASA 11,939 54,660
Mowi ASA 15,963 273,590
Nordic Semiconductor ASA
(a)
9,981 98,359
Norsk Hydro ASA 49,708 305,087
Orkla ASA 29,089 268,200
Salmar ASA 2,683 135,726
Schibsted ASA, Class A 2,694 90,464
Schibsted ASA, Class B 3,586 111,315
Sparebank 1 Sr -Bank ASA 7,142 94,144
Storebrand ASA 16,519 187,348
Telenor ASA 24,369 298,471
Tomra Systems ASA 9,275 131,931
Var Energi ASA 39,452 123,574
Wallenius Wilhelmsen ASA, Class B 3,656 35,863

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Norway – 0.6% (continued)
Yara International ASA 5,023 150,639
4,441,319
Poland – 0.3%
Allegro.eu SA
(a)(c)
23,728 207,906
Bank Polska Kasa Opieki SA 6,377 223,056
Budimex SA 387 48,373
CD Projekt SA 2,691 107,923
Dino Polska SA
(a)(c)
1,857 153,677
Inpost SA
(a)
6,545 127,403
KGHM Polska Miedz SA 5,300 197,616
LPP SA 39 141,183
mBank SA
(a)
534 74,847
Orlen SA 22,944 298,177
PGE Polska Grupa Energetyczna SA
(a)
34,100 58,634
Powszechna Kasa Oszczednosci Bank Polski SA 33,069 460,369
Powszechny Zaklad Ubezpieczen SA 22,775 225,579
Santander Bank Polska SA 1,136 126,887
2,451,630
Portugal – 0.1%
Banco Comercial Portugues SA, Class R 261,844 131,731
EDP SA 104,107 408,240
Galp Energia SGPS SA 18,037 306,847
Jeronimo Martins SGPS SA 10,634 206,305
Navigator Co. SA (The) 8,115 31,152
1,084,275
Russia – 0.0%
Evraz PLC
(a),(e)
2,845 0
Singapore – 1.5%
CapitaLand Ascendas REIT
(b)
138,096 280,806
CapitaLand Integrated Commercial Trust
(b)
181,493 277,130
CapitaLand Investment Ltd. 79,000 167,806
City Developments Ltd. 16,000 62,892
DBS Group Holdings Ltd. 76,799 2,244,349
Frasers Logistics & Commercial Trust
(b)
119,100 96,332
Genting Singapore Ltd. 205,700 129,836
Grab Holdings Ltd., Class A
(a)
92,854 378,844
Hafnia Ltd. 8,605 49,927
Jardine Cycle & Carriage Ltd. 2,900 60,942
Keppel Ltd. 50,600 244,795
Mapletree Industrial Trust
(b)
77,000 139,693
Mapletree Logistics Trust
(b)
118,800 119,438
Mapletree Pan Asia Commercial Trust
(b)
75,900 75,160
Oversea-Chinese Banking Corp. Ltd. 129,219 1,483,738
Sats Ltd. 35,100 104,538
Sea Ltd., ADR
(a)
13,805 1,298,360
Seatrium Ltd.
(a)
124,780 179,214
SembCorp Industries Ltd. 33,000 125,724
Singapore Airlines Ltd. 52,200 254,904
Singapore Exchange Ltd. 31,400 269,401
Singapore Technologies Engineering Ltd. 55,800 191,497
Singapore Telecommunications Ltd. 265,400 627,940
United Overseas Bank Ltd. 52,000 1,264,132
UOL Group Ltd. 17,800 72,255
Venture Corp. Ltd. 12,100 121,649

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Singapore – 1.5% (continued)
Wilmar International Ltd. 90,000 217,704
10,539,006
Spain – 2.4%
ACS Actividades de Construccion y Servicios SA 7,041 336,338
Aena SME SA
(c)
2,700 595,043
Amadeus IT Group SA 16,943 1,225,048
Banco Bilbao Vizcaya Argentaria SA 218,313 2,168,649
Banco Santander SA 578,170 2,819,576
CaixaBank SA 135,438 821,941
Cellnex Telecom SA
(c)
22,005 805,081
EDP Renovaveis SA 11,347 152,507
Endesa SA 11,897 255,800
Ferrovial SE 17,915 717,292
Iberdrola SA 220,018 3,259,269
Industria de Diseno Textil SA 42,119 2,391,488
Naturgy Energy Group SA 5,141 127,589
Redeia Corp. SA 16,375 302,217
Repsol SA 40,315 501,142
Telefonica SA 195,834 917,185
17,396,165
Sweden – 3.0%
AAK AB 7,136 203,408
AddTech AB, Class B 9,090 250,951
ALFA Laval AB 10,729 471,171
ASSA Abloy AB, Class B 36,432 1,133,473
Atlas Copco AB, Class A 95,437 1,564,446
Atlas Copco AB, Class B 56,730 819,400
Avanza Bank Holding AB 4,730 97,959
Axfood AB 4,393 97,672
Beijer Ref AB, Class B 13,250 197,944
Boliden AB 9,555 295,400
Castellum AB
(a)
15,908 197,511
Embracer Group AB, Class B
(a)
33,303 95,582
Epiroc AB, Class A 22,925 444,357
Epiroc AB, Class B 14,964 255,785
EQT AB 18,894 545,628
Essity AB, Class B 21,991 618,211
Evolution AB
(c)
6,882 646,391
Fabege AB 6,326 50,135
Fastighets AB Balder, Class B
(a)
24,666 189,997
Getinge AB, Class B 8,469 148,523
H & M Hennes & Mauritz AB, Class B 20,470 302,744
Hexagon AB, Class B 71,508 665,489
Holmen AB, Class B 3,132 122,996
Husqvarna AB, Class B 15,599 100,271
Industrivarden AB, Class A 4,563 156,421
Industrivarden AB, Class C 4,912 168,017
Indutrade AB 9,984 269,287
Investment AB Latour , Class B 5,231 143,436
Investor AB, Class A 18,201 513,708
Investor AB, Class B 68,554 1,931,356
L E Lundbergforetagen AB, Class B 1,712 84,240
Lifco AB, Class B 8,967 265,657
Nibe Industrier AB, Class B 59,072 283,986
Saab AB, Class B 11,374 232,900
Sagax AB, Class B 8,472 201,744
Sandvik AB 39,001 761,792

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Sweden – 3.0% (continued)
Securitas AB, Class B 17,889 208,983
Skandinaviska Enskilda Banken AB, Class A 59,872 841,841
Skanska AB, Class B 11,914 240,729
SKF AB, Class B 13,914 261,764
SSAB AB, Class A 9,284 44,320
SSAB AB, Class B, Series B 21,015 98,436
Svenska Cellulosa AB SCA, Class B 23,324 307,025
Svenska Handelsbanken AB, Class A 51,168 529,849
Svenska Handelsbanken AB, Class B 1,895 25,414
Sweco AB, Class B 6,853 115,091
Swedbank AB, Class A 36,879 745,159
Swedish Orphan Biovitrum AB
(a)
8,095 251,927
Tele2 AB, Class B 22,864 238,575
Telefonaktiebolaget LM Ericsson, Class B 106,517 885,779
Telia Co. AB 84,781 245,309
Thule Group AB
(c)
4,077 135,722
Trelleborg AB, Class B 7,901 261,101
Volvo AB, Class A 7,839 204,399
Volvo AB, Class B 56,372 1,457,763
Volvo Car AB, Class B
(a)
19,803 42,428
21,669,602
Switzerland – 8.2%
ABB Ltd. 61,297 3,395,543
Alcon AG 18,863 1,735,998
Chocoladefabriken Lindt & Spruengli AG, PC 38 446,930
CIE Financiere Richemont SA, Class A 20,004 2,899,851
DSM- Firmenich AG 9,987 1,182,901
Geberit AG 1,258 786,777
Givaudan SA 357 1,691,487
Glencore PLC 353,650 1,847,317
Holcim AG 18,595 1,829,609
Kuehne + Nagel International AG 1,931 481,466
Lonza Group AG 2,706 1,666,723
Nestle SA 100,759 9,506,094
Novartis AG 72,979 7,916,538
Partners Group Holding AG 794 1,095,457
Roche Holding AG 26,775 8,295,389
Roche Holding AG, BR 1,009 342,129
Schindler Holding AG 707 201,136
Schindler Holding AG, PC 1,830 532,048
SGS SA 6,013 636,278
Sika AG 6,023 1,675,184
STMicroelectronics NV 24,046 653,289
Straumann Holding AG 3,955 521,418
Swatch Group AG (The) 1,954 78,978
Swatch Group AG (The), BR 1,078 220,100
Swiss Life Holding AG 1,093 890,377
Swiss RE AG 11,073 1,416,939
Swisscom AG 927 563,897
UBS Group AG 122,335 3,754,795
Zurich Insurance Group AG 5,521 3,261,393
59,526,041
United Kingdom – 12.2%
3i Group PLC 38,203 1,557,943
Admiral Group PLC 8,613 283,918
Anglo American PLC 43,590 1,344,990
Ashtead Group PLC 16,782 1,248,801

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
United Kingdom – 12.2% (continued)
Associated British Foods PLC 12,527 357,698
AstraZeneca PLC 57,024 8,095,176
Auto Trader Group PLC
(c)
32,370 349,244
Aviva PLC 102,838 599,058
B&M European Value Retail SA 34,748 173,155
BAE Systems PLC 113,939 1,831,063
Barclays PLC 569,901 1,740,139
Barratt Redrow PLC 36,622 210,178
Berkeley Group Holdings PLC 4,029 229,261
BP PLC 565,459 2,738,167
British American Tobacco PLC 74,349 2,576,053
BT Group PLC, Class A 233,495 415,015
Bunzl PLC 12,763 559,864
Centrica PLC 195,115 294,245
Coca-Cola Europacific Partners PLC 8,198 623,048
Compass Group PLC 64,720 2,092,654
ConvaTec Group PLC
(c)
66,351 182,038
Croda International PLC 4,280 203,870
Diageo PLC 84,203 2,597,040
DS Smith PLC 51,635 362,126
Entain PLC 22,697 217,393
GSK PLC 158,933 2,845,314
Haleon PLC 270,100 1,293,169
Halma PLC 14,008 445,730
Hargreaves Lansdown PLC 12,725 177,995
HSBC Holdings PLC 710,347 6,499,627
Imperial Brands PLC 30,590 919,092
Informa PLC 51,718 537,646
InterContinental Hotels Group PLC 5,883 647,582
Intermediate Capital Group PLC 10,793 286,122
International Consolidated Airlines Group SA 139,494 378,227
Intertek Group PLC 6,000 358,540
J Sainsbury PLC 65,856 225,385
JD Sports Fashion PLC 83,104 132,484
Kingfisher PLC 73,771 277,417
Land Securities Group PLC
(b)
25,615 198,085
Legal & General Group PLC 201,207 561,596
Lloyds Banking Group PLC 2,399,892 1,647,608
London Stock Exchange Group PLC 15,739 2,127,685
M&G PLC 82,731 206,290
Melrose Industries PLC 50,668 309,420
Mondi PLC 16,430 265,095
National Grid PLC 185,085 2,322,902
NatWest Group PLC 262,855 1,242,598
Next PLC 4,451 560,223
Pearson PLC 26,774 392,237
Persimmon PLC 11,105 209,445
Phoenix Group Holdings PLC 28,011 176,892
Reckitt Benckiser Group PLC 26,636 1,604,009
RELX PLC 70,936 3,246,666
Rentokil Initial PLC 97,013 483,306
Rightmove PLC 32,239 244,045
Rio Tinto PLC 40,729 2,626,529
Rolls-Royce Holdings PLC
(a)
323,912 2,229,597
Sage Group PLC (The) 37,011 461,269
Schroders PLC 32,909 145,544
Segro PLC
(b)
49,112 495,780

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
United Kingdom – 12.2% (continued)
Severn Trent PLC 9,813 323,980
Shell PLC 243,780 8,081,391
Smith & Nephew PLC 33,092 408,853
Smiths Group PLC 13,425 263,902
Spirax Group PLC 2,667 221,330
SSE PLC 41,450 938,436
Standard Chartered PLC 80,792 935,244
Taylor Wimpey PLC 133,317 250,756
Tesco PLC 269,156 1,184,145
Unilever PLC 94,089 5,721,645
United Utilities Group PLC 24,917 327,552
Vodafone Group PLC 800,072 740,804
Weir Group PLC (The) 9,872 265,260
Whitbread PLC 6,663 258,101
Wise PLC, Class A
(a)
33,562 304,630
WPP PLC 42,362 443,216
88,332,533
United States – 0.1%
RB Global, Inc. 6,074 514,043
Total Common Stocks (cost $631,636,957) 718,830,471
Preferred Stocks – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG, 8.82% 2,076 152,244
Dr. Ing . h.c . F. Porsche AG, 1.21%
(c)
4,228 296,705
Henkel AG & Co. KGaA , 2.49% 6,192 534,962
Porsche Automobil Holding SE, 5.36% 5,763 238,564
Sartorius AG, 0.26% 1,055 272,251
Volkswagen AG, 7.66% 7,629 736,637
2,231,363
Total Preferred Stocks (cost $2,632,927) 2,231,363
Warrants – 0.0%
Canada – 0.0%
Constellation Software, Inc., Warrants expiring 3/31/2040
(cost $0) 563 0
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(f)(g)
(cost $307,275) 307,275 307,275
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(f)(g)
(cost $399,531) 399,531 399,531
Total Investments (cost $634,976,690) 99.6% 721,768,640
Cash and Receivables (Net) 0.4% 3,180,397
Net Assets 100.0% 724,949,037
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CREST Depositary Interest
PC—Participation Certificate
RB—Revenue Bond
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Investment in a real estate investment trust.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities were valued at $7,991,155 or 1.10% of net assets.
(d)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $3,001,064 and the value of the collateral was $3,177,536, consisting of cash collateral of $399,531 and U.S. Government & Agency securities valued at $2,778,005. In addition, the value of collateral may include pending sales that are also on loan.
(e)
The fund held Level 3 securities at October 31, 2024. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of October 31, 2024.
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 658,664 20,311,850 (20,663,239) 307,275 48,323
Investment of Cash Collateral for Securities Loaned – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 247,970 8,676,378 (8,524,817) 399,531 7,612
2
Total – 0.1% 906,634 28,988,228 (29,188,056) 706,806 55,935
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 18 12/20/2024 2,191,179 2,115,180 (75,999)
S&P/TSX 60 Index 1 12/19/2024 203,907
*
207,655 3,748
Gross Unrealized Appreciation 3,748
Gross Unrealized Depreciation (75,999)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
October 31, 2024
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 98.8%
Australia – 0.0%
MMG Ltd.
(a)
36,000 12,641
Yancoal Australia Ltd. 3,652 15,643
28,284
Brazil – 3.6%
Ambev SA 60,976 132,723
Atacadao SA
(a)
8,429 10,833
B3 SA - Brasil Bolsa Balcao 78,215 143,628
Banco Bradesco SA 26,549 58,292
Banco BTG Pactual SA 21,543 120,987
Banco do Brasil SA 26,340 119,488
Banco Santander Brasil SA 3,695 17,464
BB Seguridade Participacoes SA 8,556 50,667
BRF SA
(a)
10,525 47,764
Caixa Seguridade Participacoes SA 8,120 20,297
CCR SA 15,463 32,616
Centrais Eletricas Brasileiras SA 17,856 116,845
Cia de Saneamento Basico do Estado de Sao Paulo 4,878 77,745
Cia Siderurgica Nacional SA 9,828 19,932
Companhia Paranaense de Energia 18,090 27,156
Cosan SA 16,173 33,191
CPFL Energia SA 3,224 18,279
CSN Mineracao SA 7,208 7,720
Embraer SA
(a)
9,927 83,223
Energisa SA 4,210 31,345
Eneva SA
(a)
10,224 23,137
Engie Brasil Energia SA 2,672 19,156
Equatorial Energia SA 14,684 81,680
Hapvida Participacoes e Investimentos SA
(a)(b)
70,794 42,926
Hypera SA 4,847 18,572
Itau Unibanco Holding SA 937 4,892
JBS SA 10,406 65,038
Klabin SA 13,836 50,169
Localiza Rent-A-Car SA 12,025 87,392
Lojas Renner SA 15,445 49,680
Multiplan Empreendimentos Imobiliarios SA 4,289 18,960
Natura & Co. Holding SA 12,636 29,818
Neoenergia SA 3,014 9,913
NU Holdings Ltd., Class A
(a)
45,332 684,060
Pagseguro Digital Ltd., Class A
(a)
2,712 21,804
Petroleo Brasileiro SA 52,664 354,353
Porto Seguro SA 2,983 19,633
Prio SA 11,369 80,563
Raia Drogasil SA 19,397 81,927
Rede D'Or Sao Luiz SA
(b)
14,521 73,800
Rumo SA 18,676 63,977
Sendas Distribuidora SA
(a)
21,301 27,635
Stoneco Ltd., Class A
(a)
3,650 40,515
Suzano SA 10,299 106,232
Telefonica Brasil SA 4,942 44,974
Tim SA 11,575 33,133
Totvs SA 7,194 37,084
Ultrapar Participacoes SA 10,352 37,232
Vale SA 54,282 580,915
Vibra Energia SA 15,150 58,467
WEG SA 21,646 203,344

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Brazil – 3.6% (continued)
XP, Inc., Class A 5,558 97,043
4,318,219
Chile – 0.4%
Banco de Chile 657,175 76,556
Banco de Credito e Inversiones SA 1,319 38,688
Banco Santander Chile 740,852 36,787
Cencosud SA 17,772 36,859
Cia Sud Americana de Vapores SA 266,534 14,388
Empresas CMPC SA 17,975 28,624
Empresas COPEC SA 6,823 43,077
Enel Americas SA 336,154 31,485
Enel Chile SA 383,023 20,326
Falabella SA
(a)
19,130 68,666
Latam Airlines Group SA 6,820,168 91,226
Quinenco SA 2,200 7,128
493,810
China – 24.4%
360 Security Technology, Inc., Class A 10,800 14,677
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A 500 1,147
3PEAK, Inc., Class A
(a)
374 5,858
AAC Technologies Holdings, Inc. 11,500 46,521
Accelink Technologies Co. Ltd., Class A 200 1,280
Advanced Micro-Fabrication Equipment, Inc., Class A 443 11,980
AECC Aero-Engine Control Co. Ltd., Class A 2,200 7,411
AECC Aviation Power Co. Ltd., Class A 1,000 6,009
Agricultural Bank of China Ltd., Class A 97,200 64,612
Agricultural Bank of China Ltd., Class H 421,000 206,861
Aier Eye Hospital Group Co. Ltd., Class A 4,900 9,978
Air China Ltd., Class H
(a)(c)
48,000 26,981
Aisino Corp., Class A 4,600 6,581
Akeso, Inc.
(a)(b)
5,000 40,389
Alibaba Group Holding Ltd. 221,180 2,689,927
Aluminum Corp. of China Ltd., Class A 14,000 15,012
Aluminum Corp. of China Ltd., Class H 56,000 35,656
Amlogic Shanghai Co. Ltd., Class A 509 4,982
Angang Steel Co. Ltd., Class A
(a)
23,300 8,055
Angel Yeast Co. Ltd., Class A 2,000 10,220
Anhui Conch Cement Co. Ltd., Class A 3,700 13,909
Anhui Conch Cement Co. Ltd., Class H 16,000 46,512
Anhui Expressway Co. Ltd., Class H 4,000 4,456
Anhui Gujing Distillery Co. Ltd., Class A 300 7,943
Anhui Gujing Distillery Co. Ltd., Class B 2,000 30,588
Anhui Jianghuai Automobile Group Corp. Ltd., Class A 2,300 13,236
Anhui Yingjia Distillery Co. Ltd., Class A 700 5,920
Anjoy Foods Group Co. Ltd., Class A 300 3,610
Anker Innovations Technology Co. Ltd., Class A 520 5,859
ANTA Sports Products Ltd. 17,600 187,786
Asia - Potash International Investment Guangzhou Co. Ltd., Class A
(a)
300 809
ASR Microelectronics Co. Ltd., Class A
(a)
439 2,500
Asymchem Laboratories Tianjin Co. Ltd., Class A 140 1,631
Asymchem Laboratories Tianjin Co. Ltd., Class H
(b)
940 6,825
Autobio Diagnostics Co. Ltd., Class A 800 5,058
Autohome, Inc., ADR 1,091 30,657
Avary Holding Shenzhen Co. Ltd., Class A 2,600 13,713
Avichina Industry & Technology Co. Ltd., Class H 37,000 19,941
BAIC BluePark New Energy Technology Co. Ltd., Class A
(a)
6,000 6,948
Baidu, Inc., Class A
(a)
31,100 356,828

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
Bank of Beijing Co. Ltd., Class A 18,600 14,769
Bank of Changsha Co. Ltd., Class A 4,900 5,867
Bank of Chengdu Co. Ltd., Class A 4,300 9,306
Bank of China Ltd., Class A 55,100 37,324
Bank of China Ltd., Class H 1,194,000 566,714
Bank of Chongqing Co. Ltd., Class A 6,200 7,380
Bank of Communications Co. Ltd., Class A 34,700 34,672
Bank of Communications Co. Ltd., Class H 124,000 93,944
Bank of Guiyang Co. Ltd., Class A 8,300 6,987
Bank of Hangzhou Co. Ltd., Class A 3,300 6,419
Bank of Jiangsu Co. Ltd., Class A 12,300 15,229
Bank of Nanjing Co. Ltd., Class A 10,000 14,405
Bank of Ningbo Co. Ltd., Class A 4,900 17,587
Bank of Shanghai Co. Ltd., Class A 14,500 15,793
Bank of Suzhou Co. Ltd., Class A 6,100 6,550
Baoshan Iron & Steel Co. Ltd., Class A 20,200 18,509
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A 18,500 8,918
Beijing Compass Technology Development Co. Ltd., Class A
(a)
100 1,442
Beijing Dabeinong Technology Group Co. Ltd., Class A 6,500 4,321
Beijing Easpring Material Technology Co. Ltd., Class A 900 5,254
Beijing E-Hualu Information Technology Co. Ltd., Class A
(a)
200 836
Beijing Kingsoft Office Software, Inc., Class A 330 11,943
Beijing New Building Materials PLC, Class A 2,000 8,750
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A 3,000 6,151
Beijing Shiji Information Technology Co. Ltd., Class A 3,790 4,133
Beijing Tiantan Biological Products Corp. Ltd., Class A 2,540 7,692
Beijing Tongrentang Co. Ltd., Class A 1,000 5,565
Beijing United Information Technology Co. Ltd., Class A 700 2,605
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A 600 6,019
Beijing Yanjing Brewery Co. Ltd., Class A 300 428
Beijing-Shanghai High Speed Railway Co. Ltd., Class A 42,100 32,127
Beiqi Foton Motor Co. Ltd., Class A
(a)
12,500 4,726
Bethel Automotive Safety Systems Co. Ltd., Class A 560 3,821
Bilibili, Inc., Class Z
(a)
4,160 91,286
Bloomage Biotechnology Corp. Ltd., Class A 306 2,575
Bluefocus Intelligent Communications Group Co. Ltd., Class A 100 103
BOC International China Co. Ltd., Class A 4,000 6,521
BOE Technology Group Co. Ltd., Class A 31,100 20,411
BTG Hotels Group Co. Ltd., Class A 3,000 5,856
BYD Co. Ltd., Class A 900 37,083
BYD Co. Ltd., Class H 15,500 561,034
By-health Co. Ltd., Class A 3,200 5,729
Caitong Securities Co. Ltd., Class A 6,600 7,671
Cambricon Technologies Corp. Ltd., Class A
(a)
316 20,144
Canmax Technologies Co. Ltd., Class A 2,100 6,950
Capital Securities Co. Ltd., Class A 300 909
Cathay Biotech, Inc., Class A 565 3,732
CCOOP Group Co. Ltd., Class A
(a)
7,800 2,138
CECEP Wind-Power Corp., Class A 7,200 3,369
CGN Power Co. Ltd., Class A 6,800 3,861
CGN Power Co. Ltd., Class H
(b)
153,000 55,104
Changchun High & New Technology Industry Group, Inc., Class A 300 4,401
Changjiang Securities Co. Ltd., Class A 8,100 8,048
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A 300 5,789
Chaozhou Three-Circle Group Co. Ltd., Class A 2,400 12,537
Chengxin Lithium Group Co. Ltd., Class A 2,000 4,098
Chifeng Jilong Gold Mining Co. Ltd., Class A 2,700 7,209

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
China Baoan Group Co. Ltd., Class A 4,500 6,868
China Cinda Asset Management Co. Ltd., Class H 131,000 25,444
China CITIC Bank Corp. Ltd., Class H 156,000 97,319
China Coal Energy Co. Ltd., Class A 6,100 11,084
China Coal Energy Co. Ltd., Class H 30,000 37,431
China Communications Services Corp. Ltd., Class H 44,000 23,657
China Construction Bank Corp., Class A 8,700 9,696
China Construction Bank Corp., Class H 1,280,000 992,797
China CSSC Holdings Ltd., Class A 4,000 20,659
China Eastern Airlines Corp. Ltd., Class A
(a)
7,500 4,047
China Eastern Airlines Corp. Ltd., Class H
(a)
40,000 11,576
China Energy Engineering Corp. Ltd., Class A 11,700 3,848
China Energy Engineering Corp. Ltd., Class H 148,000 19,989
China Everbright Bank Co. Ltd., Class A 16,400 7,952
China Everbright Bank Co. Ltd., Class H 143,000 48,375
China Feihe Ltd.
(b)
60,000 45,225
China Galaxy Securities Co. Ltd., Class A 3,700 7,571
China Galaxy Securities Co. Ltd., Class H 54,000 48,343
China Great Wall Securities Co. Ltd., Class A 6,000 7,209
China Greatwall Technology Group Co. Ltd., Class A
(a)
4,100 9,144
China Hongqiao Group Ltd. 36,000 58,068
China International Capital Corp. Ltd., Class A 2,000 9,956
China International Capital Corp. Ltd., Class H
(b)
25,600 46,495
China International Marine Containers Group Co. Ltd., Class A 11,200 13,584
China Jushi Co. Ltd., Class A 4,200 6,670
China Life Insurance Co. Ltd., Class A 900 5,297
China Life Insurance Co. Ltd., Class H 109,000 231,336
China Literature Ltd.
(a)(b)
6,200 22,409
China Longyuan Power Group Corp. Ltd., Class H 45,000 39,997
China Merchants Bank Co. Ltd., Class A 22,100 116,034
China Merchants Bank Co. Ltd., Class H 51,000 249,280
China Merchants Energy Shipping Co. Ltd., Class A 6,900 6,516
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A 4,600 7,512
China Merchants Securities Co. Ltd., Class A 6,700 18,116
China Merchants Securities Co. Ltd., Class H
(b)
10,200 17,397
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A 6,000 9,520
China Minsheng Banking Corp. Ltd., Class A 37,700 20,027
China Minsheng Banking Corp. Ltd., Class H 100,500 37,359
China National Building Material Co. Ltd., Class H 74,000 31,506
China National Chemical Engineering Co. Ltd., Class A 8,700 9,891
China National Nuclear Power Co. Ltd., Class A 16,500 23,327
China National Software & Service Co. Ltd., Class A
(a)
690 4,412
China Nonferrous Mining Corp. Ltd.
(c)
19,000 13,539
China Northern Rare Earth Group High-Tech Co. Ltd., Class A 4,200 12,667
China Oilfield Services Ltd., Class A 300 636
China Oilfield Services Ltd., Class H 20,000 18,728
China Pacific Insurance Group Co. Ltd., Class A 5,900 30,513
China Pacific Insurance Group Co. Ltd., Class H 37,000 128,737
China Petroleum & Chemical Corp., Class A 33,200 28,834
China Petroleum & Chemical Corp., Class H 352,000 198,312
China Railway Group Ltd., Class A 15,800 14,233
China Railway Group Ltd., Class H 70,000 34,935
China Railway Signal & Communication Corp. Ltd., Class A 7,609 6,705
China Railway Signal & Communication Corp. Ltd., Class H
(b)
10,000 4,129
China Resources Microelectronics Ltd., Class A 733 5,192
China Resources Mixc Lifestyle Services Ltd.
(b)
8,200 33,805
China Resources Pharmaceutical Group Ltd.
(b)
21,000 14,856

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A 1,000 6,324
China Science Publishing & Media Ltd, Class A 100 299
China Shenhua Energy Co. Ltd., Class A 4,600 25,884
China Shenhua Energy Co. Ltd., Class H 52,000 225,072
China Southern Airlines Co. Ltd., Class A
(a)
4,800 4,155
China Southern Airlines Co. Ltd., Class H
(a)
50,000 21,802
China Southern Power Grid Energy Storage Co. Ltd., Class A 5,800 8,779
China State Construction Engineering Corp. Ltd., Class A 39,700 33,587
China Suntien Green Energy Corp. Ltd., Class H 36,000 16,392
China Three Gorges Renewables Group Co. Ltd., Class A 27,300 18,224
China Tourism Group Duty Free Corp. Ltd., Class A 400 3,813
China Tourism Group Duty Free Corp. Ltd., Class H
(b)
2,600 17,742
China Tower Corp. Ltd., Class H
(b)
634,000 85,627
China United Network Communications Ltd., Class A 30,200 21,178
China Vanke Co. Ltd., Class H
(a)
37,500 35,742
China XD Electric Co. Ltd., Class A 4,900 5,681
China Yangtze Power Co. Ltd., Class A 22,000 85,271
China Zhenhua Group Science & Technology Co. Ltd., Class A 200 1,333
China Zheshang Bank Co. Ltd., Class A 34,500 13,770
China Zheshang Bank Co. Ltd., Class H 31,000 8,613
Chongqing Brewery Co. Ltd., Class A 500 4,078
Chongqing Changan Automobile Co. Ltd., Class A 7,386 13,774
Chongqing Changan Automobile Co. Ltd., Class B 25,550 11,503
Chongqing Rural Commercial Bank Co. Ltd., Class A 10,000 7,828
Chongqing Rural Commercial Bank Co. Ltd., Class H 45,000 24,426
Chongqing Zhifei Biological Products Co. Ltd., Class A 1,900 7,578
CITIC Ltd. 97,000 113,914
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,900 3,228
CITIC Securities Co. Ltd., Class A 10,435 41,238
CITIC Securities Co. Ltd., Class H 22,000 60,982
CMOC Group Ltd., Class A 10,600 11,322
CMOC Group Ltd., Class H 60,000 49,779
CNGR Advanced Material Co. Ltd., Class A 1,920 10,369
CNPC Capital Co. Ltd., Class A 4,800 5,956
Contemporary Amperex Technology Co. Ltd., Class A 4,000 138,276
COSCO SHIPPING Development Co. Ltd., Class A 20,300 7,560
COSCO SHIPPING Energy Transportation Co. Ltd., Class A 2,200 4,047
COSCO SHIPPING Energy Transportation Co. Ltd., Class H 18,000 17,226
COSCO SHIPPING Holdings Co. Ltd., Class A 15,100 30,940
COSCO SHIPPING Holdings Co. Ltd., Class H 42,500 63,085
Country Garden Holdings Co. Ltd.
(a),(d)
169,000 0
Country Garden Services Holdings Co. Ltd. 35,000 26,426
CRRC Corp. Ltd., Class A 25,900 30,284
CRRC Corp. Ltd., Class H 68,000 44,083
CSC Financial Co. Ltd., Class A 1,900 6,798
CSC Financial Co. Ltd., Class H
(b)
17,500 20,979
CSPC Innovation Pharmaceutical Co. Ltd. 400 1,432
CSSC Science & Technology Co. Ltd. 400 766
Daqin Railway Co. Ltd., Class A 15,100 13,815
DaShenLin Pharmaceutical Group Co. Ltd., Class A 2,000 4,073
Datang International Power Generation Co. Ltd., Class A 10,900 4,519
Datang International Power Generation Co. Ltd., Class H 52,000 10,167
DHC Software Co. Ltd., Class A 10,500 10,802
Do-Fluoride New Materials Co. Ltd., Class A 3,200 5,464
Dong-E-E-Jiao Co. Ltd., Class A 900 7,445
Dongfang Electric Corp. Ltd., Class H 7,400 9,728
Dongfeng Motor Group Co. Ltd., Class H 40,000 12,348

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
Dongguan Yiheda Automation Co. Ltd., Class A 100 364
Dongxing Securities Co. Ltd., Class A 6,300 9,713
East Buy Holding Ltd.
(a)(b)
4,000 7,615
East Money Information Co. Ltd., Class A 14,300 46,604
Eastern Air Logistics Co. Ltd., Class A 100 239
Eastroc Beverage Group Co. Ltd., Class A 130 3,876
Easyhome New Retail Group Co. Ltd., Class A 2,500 991
Ecovacs Robotics Co. Ltd., Class A 700 5,140
Empyrean Technology Co. Ltd., Class A 500 7,009
ENN Energy Holdings Ltd. 10,700 75,284
ENN Natural Gas Co. Ltd., Class A 2,300 5,928
Eoptolink Technology, Inc. Ltd., Class A 500 9,147
Eve Energy Co. Ltd., Class A 2,500 17,057
Everbright Securities Co. Ltd., Class A 4,500 10,960
Flat Glass Group Co. Ltd., Class A 2,900 11,717
Flat Glass Group Co. Ltd., Class H 4,000 8,150
Focus Media Information Technology Co. Ltd., Class A 14,100 14,267
Foshan Haitian Flavouring & Food Co. Ltd., Class A 3,382 20,803
Founder Securities Co. Ltd., Class A 9,800 11,955
Foxconn Industrial Internet Co. Ltd., Class A 10,200 34,761
Fujian Kuncai Material Technology Co. Ltd., Class A 200 756
Fujian Sunner Development Co. Ltd., Class A 2,400 4,827
Full Truck Alliance Co. Ltd., ADR 11,226 100,473
Fuyao Glass Industry Group Co. Ltd., Class A 2,600 20,831
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
9,600 68,100
GalaxyCore, Inc., Class A 2,181 4,717
Gan & Lee Pharmaceuticals Co. Ltd., Class A 800 5,505
Ganfeng Lithium Co. Ltd., Class H
(b)
4,560 12,552
Ganfeng Lithium Group Co. Ltd., Class A 2,400 11,461
Gansu Qilianshan Cement Group Co. Ltd. 400 544
G-bits Network Technology Xiamen Co. Ltd., Class A 100 2,866
GD Power Development Co. Ltd., Class A 11,700 7,958
GDS Holdings Ltd., Class A
(a)
12,700 34,468
GEM Co. Ltd., Class A 4,300 4,212
Gemdale Corp., Class A 18,900 16,255
Genscript Biotech Corp.
(a)
12,000 18,368
GF Securities Co. Ltd., Class A 2,500 5,695
GF Securities Co. Ltd., Class H 16,400 23,458
Giant Biogene Holding Co. Ltd.
(b)
5,800 39,465
GigaDevice Semiconductor Beijing, Inc., Class A
(a)
480 6,083
Ginlong Technologies Co. Ltd., Class A 500 5,057
Glodon Co. Ltd., Class A 2,200 4,390
GoerTek, Inc., Class A 1,900 6,262
Goldwind Science & Technology Co. Ltd., Class A 3,700 5,657
Goldwind Science & Technology Co. Ltd., Class H 12,600 10,713
Gongniu Group Co. Ltd., Class A 580 5,936
Gotion High-tech Co. Ltd., Class A 3,200 10,240
Great Wall Motor Co. Ltd., Class A 2,200 8,097
Great Wall Motor Co. Ltd., Class H 36,500 58,029
Gree Electric Appliances, Inc. of Zhuhai, Class A 4,800 29,344
Greenland Holdings Corp. Ltd., Class A
(a)
9,900 2,908
Greentown China Holdings Ltd. 18,500 24,558
GRG Banking Equipment Co. Ltd., Class A 3,500 6,060
Guangdong Haid Group Co. Ltd., Class A 800 4,931
Guanghui Energy Co. Ltd., Class A 3,700 3,978
Guangshen Railway Co. Ltd., Class H 38,000 10,558
Guangzhou Automobile Group Co. Ltd., Class H 78,000 27,390

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A 300 1,177
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H 4,000 9,405
Guangzhou Haige Communications Group, Inc., Co., Class A 4,300 6,835
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 200 958
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A 1,000 5,061
Guangzhou Tinci Materials Technology Co. Ltd., Class A 2,400 6,381
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A 7,300 7,982
Guosen Securities Co. Ltd., Class A 4,800 7,798
Guotai Junan Securities Co. Ltd., Class A 4,300 11,433
Guotai Junan Securities Co. Ltd., Class H
(b)
8,200 12,045
Guoyuan Securities Co. Ltd., Class A 5,900 7,031
H World Group Ltd.
(c)
24,000 88,907
Haidilao International Holding Ltd.
(b)
27,000 54,456
Haier Smart Home Co. Ltd., Class A 33,000 119,913
Haier Smart Home Co. Ltd., Class A 5,900 24,228
Hainan Airlines Holding Co. Ltd., Class A
(a)
32,000 6,206
Hainan Airport Infrastructure Co. Ltd., Class A
(a)
16,500 8,162
Haitian International Holdings Ltd. 9,000 24,889
Haitong Securities Co. Ltd., Class H 51,200 42,741
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A 5,900 8,217
Hangzhou First Applied Material Co. Ltd., Class A 2,279 5,970
Hangzhou Lion Microelectronics Co. Ltd., Class A 2,400 8,968
Hangzhou Oxygen Plant Group Co. Ltd., Class A 1,000 3,536
Hangzhou Robam Appliances Co. Ltd., Class A 2,000 6,830
Hangzhou Silan Microelectronics Co. Ltd., Class A
(a)
3,500 15,283
Hangzhou Tigermed Consulting Co. Ltd., Class A 700 6,183
Hangzhou Tigermed Consulting Co. Ltd., Class H
(b)
2,200 9,947
Han's Laser Technology Industry Group Co. Ltd., Class A 2,600 9,427
Hansoh Pharmaceutical Group Co. Ltd.
(b)
12,000 28,000
Haohua Chemical Science & Technology Co. Ltd., Class A 1,900 8,614
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A 2,500 7,202
Hebei Sinopack Electronic Technology Co. Ltd., Class A 200 1,462
Heilongjiang Agriculture Co. Ltd., Class A 4,000 8,702
Henan Shenhuo Coal & Power Co. Ltd., Class A 2,800 7,040
Henan Shuanghui Investment & Development Co. Ltd., Class A 2,800 9,790
Hengan International Group Co. Ltd. 11,500 34,022
Hengdian Group DMEGC Magnetics Co. Ltd., Class A 2,700 5,654
Hengli Petrochemical Co. Ltd., Class A 4,100 7,917
Hengtong Optic-Electric Co. Ltd., Class A 3,300 8,028
Hengyi Petrochemical Co. Ltd., Class A 4,800 4,304
Hisense Home Appliances Group Co. Ltd., Class H 5,000 15,821
Hithink RoyalFlush Information Network Co. Ltd., Class A 500 14,407
Hongta Securities Co. Ltd., Class A 4,800 5,714
Hoshine Silicon Industry Co. Ltd., Class A 200 1,659
Hoyuan Green Energy Co. Ltd., Class A 2,379 7,971
Hua Hong Semiconductor Ltd.
(b)(c)
10,000 28,105
Huadian Power International Corp. Ltd., Class A 4,100 3,325
Huadian Power International Corp. Ltd., Class H 18,000 8,960
Huadong Medicine Co. Ltd., Class A 1,900 8,814
Huafa Industrial Co. Ltd. Zhuhai 1,000 980
Huafon Chemical Co. Ltd., Class A 6,600 7,522
Huaibei Mining Holdings Co. Ltd., Class A 200 434
Hualan Biological Engineering, Inc., Class A 3,100 7,180
Huaneng Lancang River Hydropower, Inc., Class A 7,400 10,119
Huaneng Power International, Inc., Class A 7,400 7,550
Huaneng Power International, Inc., Class H 64,000 34,328
Huatai Securities Co. Ltd., Class A 4,200 10,406

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
Huatai Securities Co. Ltd., Class H
(b)
24,800 42,171
Huaxi Securities Co. Ltd., Class A 6,300 7,481
Huaxia Bank Co. Ltd., Class A 17,600 17,487
Huayu Automotive Systems Co. Ltd., Class A 1,000 2,122
Hubei Feilihua Quartz Glass Co. Ltd., Class A 800 4,720
Hubei Xingfa Chemicals Group Co. Ltd., Class A 2,200 6,842
Huizhou Desay SV Automaotive Co. Ltd., Class A 500 8,564
Humanwell Healthcare Group Co. Ltd., Class A 2,500 7,571
Hunan Valin Steel Co. Ltd., Class A 8,400 5,537
Hundsun Technologies, Inc., Class A 3,000 11,303
Hwatsing Technology Co. Ltd., Class A 233 6,287
Hygeia Healthcare Holdings Co. Ltd.
(a)(b)
4,400 9,961
Hygon Information Technology Co. Ltd., Class A 1,777 32,070
IEIT SYSTEMS Co. Ltd., Class A 700 4,602
iFlytek Co. Ltd., Class A 2,400 15,498
IMEIK Technology Development Co. Ltd., Class A 280 8,372
Industrial & Commercial Bank of China Ltd., Class A 62,800 53,307
Industrial & Commercial Bank of China Ltd., Class H 981,000 588,015
Industrial Bank Co. Ltd., Class A 17,500 44,957
Industrial Securities Co. Ltd., Class A 6,400 5,882
Ingenic Semiconductor Co. Ltd., Class A 100 1,024
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A
(a)
48,700 11,703
Inner Mongolia Erdos Resources Co. Ltd., Class B 6,200 5,388
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A 10,100 6,032
Inner Mongolia Yili Industrial Group Co. Ltd., Class A 4,600 18,043
Inner Mongolia Yitai Coal Co. Ltd., Class B 14,900 34,523
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A 6,100 5,778
Innovent Biologics, Inc.
(a)(b)
18,500 80,431
iQIYI, Inc., ADR
(a)
7,104 18,541
iSoftStone Information Technology Group Co. Ltd., Class A 800 7,638
J&T Global Express Ltd.
(a)
82,600 65,341
JA Solar Technology Co. Ltd., Class A 3,676 9,981
Jason Furniture Hangzhou Co. Ltd., Class A 800 3,719
JCET Co. Ltd., Class A 2,300 12,903
JD Health International, Inc.
(a)(b)
13,600 48,631
JD Logistics, Inc.
(a)(b)
22,500 45,727
JD.com, Inc., Class A 33,416 668,372
Jiangsu Eastern Shenghong Co. Ltd., Class A 4,800 5,336
Jiangsu Expressway Co. Ltd., Class H 18,000 18,129
Jiangsu Hengli Hydraulic Co. Ltd., Class A 944 6,852
Jiangsu Hengrui Pharmaceuticals  Co. Ltd., Class A 6,240 40,865
Jiangsu King's Luck Brewery JSC Ltd., Class A 1,000 6,172
Jiangsu Pacific Quartz Co. Ltd., Class A 100 430
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A 1,000 11,298
Jiangsu Yangnong Chemical Co. Ltd., Class A 700 5,685
Jiangsu Yoke Technology Co. Ltd., Class A 600 5,379
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A 1,000 4,766
Jiangsu Zhongtian Technology Co. Ltd., Class A 4,200 9,296
Jiangxi Copper Co. Ltd., Class A 4,000 12,232
Jiangxi Copper Co. Ltd., Class H 9,000 15,165
Jiangxi Special Electric Motor Co. Ltd., Class A
(a)
800 921
Jinduicheng Molybdenum Co. Ltd., Class A 3,800 5,730
JiuGui Liquor Co. Ltd., Class A 500 3,554
Joincare Pharmaceutical Group Industry Co. Ltd., Class A 3,800 6,029
Jonjee High-Tech Industrial & Commercial Holding Co. Ltd., Class A 1,900 6,107
Juneyao Airlines Co. Ltd., Class A 3,500 6,271
Kanzhun Ltd., ADR 4,231 61,561

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
KE Holdings, Inc., Class A 28,800 214,489
Keda Clean Energy Co. Ltd., Class A 3,500 4,142
Kingdee International Software Group Co. Ltd.
(a)
42,000 43,921
Kingfa Sci & Tech Co. Ltd., Class A 2,100 2,638
Kingnet Network Co. Ltd., Class A 2,100 3,940
Kingsoft Corp. Ltd. 14,200 49,133
Kuaishou Technology, Class B
(a)(b)
30,000 177,120
Kuang-Chi Technologies Co. Ltd., Class A 3,700 22,099
Kunlun Tech Co. Ltd., Class A 1,900 10,881
Kweichow Moutai Co. Ltd., Class A 900 193,238
Lao Feng Xiang Co. Ltd., Class B 3,500 12,324
LB Group Co. Ltd., Class A 4,100 10,856
Lenovo Group Ltd. 98,000 129,836
Lens Technology Co. Ltd., Class A 4,800 15,212
Lepu Medical Technology Beijing Co. Ltd., Class A 2,800 4,734
Levima Advanced Materials Corp., Class A 1,000 2,302
Li Auto, Inc., Class A
(a)
16,400 226,559
Li Ning Co. Ltd. 30,000 61,201
Liaoning Port Co. Ltd., Class A 17,800 3,852
Lingyi iTech Guangdong Co., Class A 3,000 3,803
Livzon Pharmaceutical Group, Inc., Class H 3,900 13,118
Longfor Group Holdings Ltd.
(b)
24,500 39,770
LONGi Green Energy Technology Co. Ltd., Class A 6,736 18,687
Loongson Technology Corp Ltd, Class A
(a)
333 6,440
Lufax Holding Ltd., ADR 3,444 9,230
Luxshare Precision Industry Co. Ltd., Class A 6,500 38,567
Luzhou Laojiao Co. Ltd., Class A 900 17,140
Mango Excellent Media Co. Ltd., Class A 2,300 8,107
Maxscend Microelectronics Co. Ltd., Class A 400 5,379
Meihua Holdings Group Co. Ltd., Class A 4,600 6,109
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A 10,400 6,942
Meituan, Class B
(a)(b)
65,570 1,539,222
Metallurgical Corp. of China Ltd., Class A 14,900 6,994
Metallurgical Corp. of China Ltd., Class H 39,000 8,378
Midea Group Co. Ltd., Class A 6,300 63,233
Ming Yang Smart Energy Group Ltd., Class A 300 508
MINISO Group Holding Ltd. 6,600 33,533
Minth Group Ltd.
(a)
10,000 18,265
Montage Technology Co. Ltd., Class A 1,310 12,594
Muyuan Foods Co. Ltd., Class A
(a)
4,120 25,268
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A 3,300 6,827
Nanjing Securities Co. Ltd., Class A 6,500 8,276
NARI Technology Co. Ltd., Class A 7,744 28,252
National Silicon Industry Group Co. Ltd., Class A 2,758 8,713
NAURA Technology Group Co. Ltd., Class A 400 22,057
NavInfo Co. Ltd., Class A
(a)
4,600 6,594
NetEase, Inc. 26,100 415,618
New China Life Insurance Co. Ltd., Class A 2,500 16,868
New China Life Insurance Co. Ltd., Class H 12,200 41,271
New Hope Liuhe Co. Ltd., Class A
(a)
12,300 16,957
New Oriental Education & Technology Group, Inc. 20,300 126,248
Ninestar Corp., Class A
(a)
300 1,189
Ningbo Deye Technology Co. Ltd., Class A 216 2,872
Ningbo Shanshan Co. Ltd., Class A 1,000 1,282
Ningbo Tuopu Group Co. Ltd., Class A 2,540 15,538
Ningbo Zhoushan Port Co. Ltd., Class A 3,700 1,934
Ningxia Baofeng Energy Group Co. Ltd., Class A 8,200 18,335

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
NIO, Inc., Class A
(a)
17,150 91,878
Nongfu Spring Co. Ltd., Class H
(b)
25,200 93,677
North Industries Group Red Arrow Co. Ltd., Class A 3,300 7,870
OFILM Group Co. Ltd., Class A
(a)
800 1,983
Onewo, Inc., Class H 6,100 17,968
Oppein Home Group, Inc., Class A 700 6,906
Orient Securities Co. Ltd., Class A 3,692 5,469
Orient Securities Co. Ltd., Class H
(b)
16,800 11,237
Oriental Pearl Group Co. Ltd., Class A 8,400 9,338
Ovctek China, Inc., Class A 2,600 6,833
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A
(a)
10,700 4,331
People.cn Co. Ltd., Class A 900 2,883
People's Insurance Co. Group of China Ltd. (The), Class A 10,300 10,277
People's Insurance Co. Group of China Ltd. (The), Class H 142,000 71,782
Perfect World Co. Ltd., Class A 300 422
PetroChina Co. Ltd., Class A 18,000 20,490
PetroChina Co. Ltd., Class H 318,000 238,876
Pharmaron Beijing Co. Ltd., Class A 1,000 4,099
Pharmaron Beijing Co. Ltd., Class H
(b)
900 1,741
PICC Property & Casualty Co. Ltd., Class H 92,000 139,874
Ping An Bank Co. Ltd., Class A 14,700 23,510
Ping An Insurance Group Co. of China Ltd., Class A 15,300 120,239
Ping An Insurance Group Co. of China Ltd., Class H 87,000 538,826
Piotech, Inc., Class A 263 5,951
Poly Developments and Holdings Group Co. Ltd., Class A 14,400 21,856
Poly Property Services Co. Ltd., Class H 3,800 15,763
Pop Mart International Group Ltd.
(b)
9,800 88,869
Postal Savings Bank of China Co. Ltd., Class A 17,700 12,960
Postal Savings Bank of China Co. Ltd., Class H
(b)
154,000 88,544
Power Construction Corp. of China Ltd., Class A 8,800 6,802
Qifu Technology, Inc., ADR 1,000 32,810
Quinghai Salt Lake Industry Co. Ltd., Class A
(a)
8,300 20,926
Range Intelligent Computing Technology Group Co. Ltd., Class A 700 3,157
Raytron Technology Co. Ltd., Class A 1,540 10,923
Remegen Co. Ltd., Class H
(a)(b)
2,000 4,332
Rongsheng Petrochemical Co. Ltd., Class A 7,500 9,939
SAIC Motor Corp. Ltd., Class A 7,400 13,384
Sailun Group Co. Ltd., Class A 3,900 7,953
Sanan Optoelectronics Co. Ltd., Class A 4,300 8,309
Sangfor Technologies, Inc., Class A 500 4,637
Sany Heavy Equipment International Holdings Co. Ltd. 20,000 13,094
Sany Heavy Industry Co. Ltd., Class A 6,500 16,671
Satellite Chemical Co. Ltd., Class A 2,442 6,490
SDIC Capital Co. Ltd., Class A 8,100 9,027
SDIC Power Holdings Co. Ltd., Class A 6,900 14,749
Sealand Securities Co. Ltd., Class A 14,400 10,119
Sensetime Group, Inc., Class B
(a)(b)
309,000 62,004
Seres Group Co. Ltd., Class A
(a)
1,000 16,400
SF Holding Co. Ltd., Class A 4,300 26,988
SG Micro Corp., Class A 500 6,281
Shaanxi Coal Industry Co. Ltd., Class A 7,300 25,319
Shaanxi Energy Investment Co. Ltd., Class A 4,800 6,354
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A 500 526
Shandong Gold Mining Co. Ltd., Class A 3,900 14,470
Shandong Gold Mining Co. Ltd., Class H
(b)
11,150 22,144
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A 1,000 3,221
Shandong Linglong Tyre Co. Ltd., Class A 2,600 7,118

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
Shandong Nanshan Aluminum Co. Ltd., Class A 22,400 12,844
Shandong Sinocera Functional Material Co. Ltd., Class A 2,000 5,354
Shandong Sun Paper Industry JSC Ltd., Class A 3,300 6,034
Shandong Weifang Rainbow Chemical Co. Ltd., Class A 100 664
Shandong Weigao Group Medical Polymer Co. Ltd., Class H 27,200 16,969
Shanghai Bairun Investment Holding Group Co. Ltd., Class A
(a)
600 1,779
Shanghai Baosight Software Co. Ltd., Class A 2,333 8,813
Shanghai Baosight Software Co. Ltd., Class B 12,204 18,465
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A 230 6,100
Shanghai Electric Group Co. Ltd., Class A
(a)
3,900 4,933
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A 500 1,869
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H 5,000 9,518
Shanghai Fudan Microelectronics Group Co. Ltd., Class A 2,251 13,910
Shanghai International Airport Co. Ltd., Class A 2,700 13,265
Shanghai International Port Group Co. Ltd., Class A 8,800 7,358
Shanghai Jinjiang International Hotels Co. Ltd., Class A 2,400 9,090
Shanghai Junshi Biosciences Co. Ltd., Class H
(a)(b)
600 1,006
Shanghai Lingang Holdings Corp., Ltd., Class A 4,100 6,528
Shanghai Pharmaceuticals Holding Co. Ltd., Class H 13,500 20,838
Shanghai Pudong Development Bank Co. Ltd., Class A 24,000 33,189
Shanghai Putailai New Energy Technology Co. Ltd., Class A 730 1,725
Shanghai RAAS Blood Products Co. Ltd., Class A 10,000 10,343
Shanghai Rural Commercial Bank Co. Ltd., Class A 7,900 8,604
Shanghai United Imaging Healthcare Co. Ltd. 289 4,962
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A 6,800 5,696
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A 1,900 7,658
Shanghai Zhonggu Logistics Co. Ltd., Class A
(a)
3,700 4,295
Shanxi Coking Coal Energy Group Co. Ltd., Class A 7,600 8,790
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A 2,400 4,924
Shanxi Meijin Energy Co. Ltd., Class A
(a)
7,100 5,199
Shanxi Securities Co. Ltd., Class A 10,000 8,938
Shanxi Taigang Stainless Steel Co. Ltd., Class A
(a)
14,800 7,862
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A 860 24,281
Shede Spirits Co. Ltd., Class A 600 5,343
Shenergy Co. Ltd., Class A 6,700 8,116
Shengyi Technology Co. Ltd., Class A 3,600 10,402
Shennan Circuits Co. Ltd., Class A 200 2,953
Shenwan Hongyuan Group Co. Ltd., Class A 21,300 15,955
Shenzhen Capchem Technology Co. Ltd., Class A 900 4,857
Shenzhen Energy Group Co. Ltd., Class A 8,800 8,249
Shenzhen Goodix Technology Co. Ltd., Class A 400 5,055
Shenzhen Han's CNC Technology Co. Ltd., Class A
(a)
900 4,394
Shenzhen Inovance Technology Co. Ltd., Class A 2,900 22,582
Shenzhen Kangtai Biological Products Co. Ltd., Class A 1,900 5,028
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 1,000 37,467
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A 600 5,776
Shenzhen Overseas Chinese Town Co. Ltd., Class A
(a)
8,300 3,453
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A 2,000 9,050
Shenzhen SED Industry Co. Ltd., Class A 700 1,928
Shenzhen Transsion Holdings Co. Ltd., Class A 741 9,945
Shenzhou International Group Holdings Ltd. 11,600 89,525
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A 2,300 5,495
Sichuan Chuantou Energy Co. Ltd., Class A 7,300 17,174
Sichuan Hebang Corp. Ltd., Class A 20,400 5,963
Sichuan Kelun Pharmaceutical Co. Ltd., Class A 2,300 10,363
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.
(a)
400 8,896
Sichuan Road and Bridge Group Co. Ltd., Class A 5,860 6,300

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
Sichuan Swellfun Co. Ltd., Class A 800 4,679
Sieyuan Electric Co. Ltd., Class A 800 8,590
Silergy Corp. 4,000 63,171
Sinolink Securities Co. Ltd., Class A 6,100 7,844
Sinoma International Engineering Co., Class A 3,800 5,517
Sinoma Science & Technology Co. Ltd., Class A 3,000 5,468
Sinomach Heavy Equipment Group Co. Ltd., Class A
(a)
19,800 9,711
Sinopec Shanghai Petrochemical Co. Ltd., Class H
(a)
86,000 13,274
Sinopharm Group Co. Ltd., Class H 23,200 57,714
Sinotrans Ltd., Class H 32,000 14,324
Sinotruk Hong Kong Ltd. 11,500 31,064
Skshu Paint Co. Ltd., Class A 300 1,880
Smoore International Holdings Ltd.
(b)
31,000 40,512
Songcheng Performance Development Co. Ltd., Class A 4,100 5,560
SooChow Securities Co. Ltd., Class A 6,300 7,207
Spring Airlines Co. Ltd., Class A 400 3,088
StarPower Semiconductor Ltd., Class A 140 1,897
State Grid Information & Communication Co. Ltd., Class A 300 860
Sungrow Power Supply Co. Ltd., Class A 2,180 27,763
Sunny Optical Technology Group Co. Ltd. 8,100 52,771
Sunresin New Materials Co. Ltd., Class A 600 4,123
Sunwoda Electronic Co. Ltd., Class A 3,200 10,173
SUPCON Technology Co. Ltd., Class A 614 4,157
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A 600 2,654
Suzhou Maxwell Technologies Co. Ltd., Class A 300 4,882
Suzhou TFC Optical Communication Co. Ltd., Class A 280 5,049
TAL Education Group, ADR
(a)
5,953 66,197
Talkweb Information System Co. Ltd., Class A
(a)
100 376
Tangshan Jidong Cement Co. Ltd., Class A
(a)
8,400 7,012
TBEA Co. Ltd., Class A 2,820 5,596
TCL Technology Group Corp., Class A 21,300 15,865
Tencent Holdings Ltd. 89,200 4,642,200
Tencent Music Entertainment Group, Class A
(c)
19,200 109,035
Thunder Software Technology Co. Ltd., Class A 400 3,261
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A 4,350 7,746
Tianqi Lithium Corp., Class A 2,100 10,610
Tianqi Lithium Corp., Class H 1,400 4,691
Tianshan Aluminum Group Co. Ltd., Class A 6,100 7,098
Tingyi Cayman Islands Holding Corp. 20,000 29,224
Tongcheng Travel Holdings Ltd. 18,800 42,463
TongKun Group Co. Ltd., Class A 3,800 6,291
Tongling Nonferrous Metals Group Co. Ltd., Class A 18,600 8,887
Tongwei Co. Ltd., Class A 2,800 12,100
Topchoice Medical Corp., Class A 280 1,977
Topsports International Holdings Ltd.
(b)
32,000 10,619
Travelsky Technology Ltd., Class H 19,000 26,639
Trina Solar Co. Ltd., Class A 2,220 7,809
Trip.com Group Ltd.
(a)
7,700 496,206
Tsingtao Brewery Co. Ltd., Class A 300 2,830
Tsingtao Brewery Co. Ltd., Class H 8,000 51,605
Unigroup Guoxin Microelectronics Co. Ltd., Class A 279 2,626
Uni-President China Holdings Ltd. 24,000 22,474
Unisplendour Corp. Ltd., Class A 3,900 14,387
Venustech Group, Inc., Class A 2,000 4,983
Verisilicon Microelectronics Shanghai Co. Ltd., Class A
(a)
1,443 8,483
Victory Giant Technology Huizhou Co. Ltd., Class A 2,100 13,289
Vipshop Holdings Ltd., ADR 5,068 73,182

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
Wanda Film Holding Co. Ltd., Class A
(a)
3,100 5,254
Wangfujing Group Co. Ltd., Class A 2,300 4,865
Wanhua Chemical Group Co. Ltd., Class A 2,800 29,611
Weibo Corp., ADR
(c)
1,288 11,656
Weichai Power Co. Ltd., Class A 10,300 19,324
Weichai Power Co. Ltd., Class H 28,000 42,426
Weihai Guangwei Composites Co. Ltd., Class A 2,100 10,318
Wens Foodstuffs Group Co. Ltd., Class A 6,600 17,289
Western Mining Co. Ltd., Class A 3,600 8,950
Western Securities Co. Ltd., Class A 7,400 8,528
Will Semiconductor Ltd., Class A 1,040 15,683
Wingtech Technology Co. Ltd., Class A 1,000 6,151
Wintime Energy Group Co. Ltd., Class A
(a)
41,700 8,204
Wuhan Guide Infrared Co. Ltd., Class A 7,200 8,965
Wuliangye Yibin Co. Ltd., Class A 3,000 61,904
WUS Printed Circuit Kunshan Co. Ltd., Class A 2,800 16,082
WuXi AppTec Co. Ltd., Class A 4,840 35,370
WuXi AppTec Co. Ltd., Class H
(b)
3,100 20,615
WuXi Biologics Cayman, Inc.
(a)(b)
50,500 106,139
WuXi Lead Intelligent Equipment Co. Ltd., Class A 2,200 5,806
WuXi XDC Cayman, Inc.
(a)
2,500 7,428
XCMG Construction Machinery Co. Ltd., Class A 8,700 9,500
Xiamen Faratronic Co. Ltd., Class A 300 4,781
Xiamen Tungsten Co. Ltd., Class A 2,800 7,650
Xiaomi Corp., Class B
(a)(b)
230,400 791,274
Xinhu Zhongbao Co. Ltd., Class A
(a)
16,400 6,776
Xinjiang Daqo New Energy Co. Ltd., Class A 1,439 6,550
Xinjiang Tianshan Cement Co. Ltd., Class A 2,400 2,071
Xinyi Solar Holdings Ltd. 58,266 29,903
XPeng, Inc., Class A
(a)
16,100 93,501
Yadea Group Holdings Ltd.
(b)
10,000 17,339
Yankuang Energy Group Co. Ltd., Class A 2,360 5,118
Yankuang Energy Group Co. Ltd., Class H 52,400 68,210
Yantai Jereh Oilfield Services Group Co. Ltd., Class A 2,000 9,430
Yealink Network Technology Corp., Ltd., Class A 1,000 5,467
Yifeng Pharmacy Chain Co. Ltd., Class A 1,020 3,402
Yihai Kerry Arawana Holdings Co. Ltd., Class A 1,000 4,569
Yintai Gold Co. Ltd., Class A 3,300 8,376
Yongan Futures Co. Ltd., Class A 4,200 8,671
Yonghui Superstores Co. Ltd., Class A
(a)
12,100 7,839
YongXing Special Materials Technology Co. Ltd., Class A 330 1,793
Yonyou Network Technology Co. Ltd., Class A
(a)
5,800 9,292
Youngor Fashion Co. Ltd., Class A 6,800 7,177
YTO Express Group Co. Ltd., Class A 3,100 7,145
Yunda Holding Co. Ltd., Class A 5,800 6,790
Yunnan Aluminium Co. Ltd., Class A 2,800 5,603
Yunnan Baiyao Group Co. Ltd., Class A 1,980 15,878
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A 600 4,417
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A 8,600 6,986
Yunnan Energy New Material Co. Ltd., Class A 900 4,503
Yunnan Tin Co. Ltd., Class A 3,200 6,881
Yunnan Yuntianhua Co. Ltd., Class A 2,800 9,058
Yutong Bus Co. Ltd., Class A 100 340
Zai Lab Ltd.
(a)
14,700 45,191
Zangge Mining Co. Ltd., Class A 2,400 9,690
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A 400 13,174
Zhaojin Mining Industry Co. Ltd., Class H 21,500 37,887

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
China – 24.4% (continued)
Zhejiang Century Huatong Group Co. Ltd., Class A
(a)
1,000 663
Zhejiang China Commodities City Group Co. Ltd., Class A 2,100 3,146
Zhejiang Chint Electrics Co. Ltd., Class A 2,900 9,512
Zhejiang Dahua Technology Co. Ltd., Class A 3,000 6,931
Zhejiang Expressway Co. Ltd., Class H 38,000 25,221
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A 3,100 8,047
Zhejiang Huayou Cobalt Co. Ltd., Class A 2,550 11,134
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A 400 919
Zhejiang Juhua Co. Ltd., Class A 3,700 10,878
Zhejiang Leapmotor Technology Co. Ltd.
(a)(b)
9,900 39,094
Zhejiang Longsheng Group Co. Ltd., Class A 4,000 5,655
Zhejiang NHU Co. Ltd., Class A 3,280 10,436
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A 7,500 8,580
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A 3,400 10,455
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A 100 449
Zhejiang Supor Co. Ltd., Class A 700 5,146
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A 1,000 2,908
Zhejiang Weiming Environment Protection Co. Ltd., Class A 2,400 6,911
Zhejiang Weixing New Building Materials Co. Ltd., Class A 2,800 5,859
Zhejiang Zheneng Electric Power Co. Ltd., Class A 8,100 6,682
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H 6,800 9,114
Zheshang Securities Co. Ltd., Class A 6,600 12,002
ZhongAn Online P&C Insurance Co. Ltd., Class H
(a)(b)
10,200 18,447
Zhongji Innolight Co. Ltd., Class A 840 16,883
Zhongjin Gold Corp. Ltd., Class A 6,000 12,024
Zhongsheng Group Holdings Ltd. 5,000 7,666
Zhongtai Securities Co. Ltd., Class A 11,400 10,910
Zhuzhou CRRC Times Electric Co. Ltd., Class A 4,214 28,746
Zhuzhou CRRC Times Electric Co. Ltd., Class H 500 1,920
Zijin Mining Group Co. Ltd., Class A 20,100 47,512
Zijin Mining Group Co. Ltd., Class H 80,000 170,611
ZJLD Group, Inc.
(b)
6,400 6,042
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A 8,200 8,009
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H 21,400 14,589
ZTE Corp., Class A 4,300 18,298
ZTE Corp., Class H 11,600 29,006
ZTO Express Cayman, Inc. 5,900 136,375
29,215,022
Colombia – 0.1%
Bancolombia SA 3,388 29,251
Ecopetrol SA 71,592 27,822
Interconexion Electrica SA ESP 5,524 22,056
79,129
Czech Republic – 0.1%
CEZ AS
(c)
2,394 92,620
Komercni Banka AS 920 31,726
124,346
Egypt – 0.1%
Commercial International Bank Egypt SAE 35,744 58,417
Eastern Co. SAE 22,796 12,713
E-Finance For Digital & Financial Investments 11,712 5,142
Elsewedy Electric Co. 6,031 10,874
Ezz Steel Co. SAE
(a)
3,460 7,846
Misr Fertilizers Production Co. SAE 6,208 5,389
Talaat Moustafa Group 11,870 14,334
114,715

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Greece – 0.4%
Alpha Services And Holdings SA 28,657 42,918
Athens International Airport SA 605 5,156
Eurobank Ergasias Services & Holdings SA 37,800 77,561
Hellenic Telecommunications Organization SA 2,680 44,138
Jumbo SA 1,547 41,148
Metlen Energy & Metals SA 1,601 55,724
Motor Oil Hellas Corinth Refineries SA 619 13,198
National Bank of Greece SA 7,841 61,120
OPAP SA 3,031 51,596
Piraeus Financial Holdings SA 11,258 42,020
Public Power Corp. SA 3,018 39,482
Star Bulk Carriers Corp. 1,020 19,492
Terna Energy SA 902 19,389
512,942
Hong Kong – 0.9%
Beijing Enterprises Holdings Ltd.
(c)
5,000 16,368
Beijing Enterprises Water Group Ltd. 74,000 22,083
BOC Hong Kong Holdings Ltd. 49,500 161,723
Brilliance China Automotive Holdings Ltd. 16,000 5,166
C&D International Investment Group Ltd. 5,812 10,989
China Everbright Environment Group Ltd.
(c)
65,000 31,520
China Medical System Holdings Ltd. 20,000 20,040
China Merchants Port Holdings Co. Ltd. 16,000 26,343
China Overseas Land & Investment Ltd. 56,000 107,038
China Overseas Property Holdings Ltd. 20,000 15,384
China Power International Development Ltd. 73,000 31,362
China Resources Beer Holdings Co. Ltd.
(c)
20,500 76,073
China Resources Gas Group Ltd. 12,700 49,089
China Resources Land Ltd. 42,000 139,651
China Resources Power Holdings Co. Ltd. 20,000 48,107
China Ruyi Holdings Ltd.
(a)
108,000 26,533
China State Construction International Holdings Ltd. 18,000 26,441
China Taiping Insurance Holdings Co. Ltd. 24,200 41,773
China Traditional Chinese Medicine Holdings Co. Ltd.
(a)
52,000 15,919
Far East Horizon Ltd.
(c)
8,000 5,629
Guangdong Investment Ltd. 46,000 29,288
Kunlun Energy Co. Ltd. 60,000 57,110
Orient Overseas International Ltd. 1,500 20,394
Shandong Hi-Speed Holdings Group Ltd.
(a)
46,000 33,253
Want Want China Holdings Ltd. 48,000 29,883
Yuexiu Property Co. Ltd.
(c)
27,000 22,331
1,069,490
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC 5,898 40,837
OTP Bank NYRT 3,496 173,644
Richter Gedeon NYRT 2,000 57,646
272,127
India – 20.1%
ABB India Ltd. 705 62,290
ACC Ltd. 1,039 28,672
Adani Energy Solutions Ltd.
(a)
4,045 46,960
Adani Enterprises Ltd. 4,505 157,902
Adani Green Energy Ltd.
(a)
4,588 87,208
Adani Ports & Special Economic Zone Ltd. 10,796 176,661
Adani Power Ltd.
(a)
13,133 92,571
Adani Total Gas Ltd. 3,321 28,371
Adani Wilmar Ltd.
(a)
1,121 4,614

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
India – 20.1% (continued)
Aditya Birla Capital Ltd.
(a)
7,445 17,994
Alkem Laboratories Ltd. 446 30,654
Ambuja Cements Ltd. 9,476 65,424
APL Apollo Tubes Ltd. 2,457 44,428
Apollo Hospitals Enterprise Ltd. 1,461 122,020
Ashok Leyland Ltd. 16,955 41,977
Asian Paints Ltd. 5,690 198,651
Astral Ltd. 1,753 36,908
AU Small Finance Bank Ltd.
(b)
6,801 49,536
Aurobindo Pharma Ltd. 4,142 68,790
Avenue Supermarts Ltd.
(a)(b)
2,181 101,953
Axis Bank Ltd. 32,904 453,746
Bajaj Auto Ltd. 1,011 118,265
Bajaj Finance Ltd. 3,928 321,847
Bajaj Finserv Ltd. 5,634 117,305
Bajaj Holdings & Investment Ltd. 408 49,732
Balkrishna Industries Ltd. 1,121 37,828
Bandhan Bank Ltd.
(b)
11,724 25,405
Bank of Baroda 14,142 42,208
Bank of India 10,682 13,808
Bank of Maharashtra 2,833 1,850
Berger Paints India Ltd. 2,509 16,017
Bharat Dynamics Ltd. 843 10,881
Bharat Electronics Ltd. 52,228 176,958
Bharat Forge Ltd. 3,721 62,402
Bharat Heavy Electricals Ltd. 18,767 53,342
Bharat Petroleum Corp. Ltd. 27,579 101,921
Bharti Airtel Ltd. 36,663 703,120
Bharti Hexacom Ltd. 1,366 22,903
Biocon Ltd. 7,365 27,687
Bosch Ltd. 119 49,705
Britannia Industries Ltd. 1,658 112,922
Canara Bank 25,662 31,327
CG Power & Industrial Solutions Ltd. 9,216 77,204
Cholamandalam Investment & Finance Co. Ltd. 6,176 93,481
Cipla Ltd. 7,763 143,260
Coal India Ltd. 31,031 166,824
Cochin Shipyard Ltd.
(b)
848 15,099
Colgate-Palmolive India Ltd. 1,988 72,405
Container Corp. of India Ltd. 3,965 39,944
Coromandel International Ltd. 1,305 25,897
Cummins India Ltd. 1,973 82,138
Dabur India Ltd. 8,463 54,349
Dalmia Bharat Ltd. 873 19,033
Deepak Nitrite Ltd. 1,132 35,491
Delhivery Ltd.
(a)
5,578 23,623
Divi's Laboratories Ltd. 1,793 125,587
Dixon Technologies India Ltd. 451 75,420
DLF Ltd. 10,452 101,908
Dr. Reddy's Laboratories Ltd. 8,360 126,683
Eicher Motors Ltd. 2,088 121,542
Embassy Office Parks REIT
(e)
9,991 46,971
Exide Industries Ltd. 5,317 28,799
FSN E-Commerce Ventures Ltd.
(a)
15,876 34,300
Gail India Ltd. 39,529 94,015
General Insurance Corp. of India
(b)
3,187 13,993
Gland Pharma Ltd.
(b)
925 18,163

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
India – 20.1% (continued)
GMR Airports Infrastructure Ltd.
(a)
33,949 32,025
Godrej Consumer Products Ltd. 6,015 91,788
Godrej Properties Ltd.
(a)
1,611 55,095
Grasim Industries Ltd. 4,812 154,275
Gujarat Fluorochemicals Ltd. 527 27,001
Gujarat Gas Ltd. 2,674 16,509
Havells India Ltd. 3,177 61,903
HCL Technologies Ltd. 15,480 325,124
HDFC Asset Management Co. Ltd.
(b)
1,133 57,932
HDFC Bank Ltd. 80,270 1,656,925
HDFC Life Insurance Co. Ltd.
(b)
13,205 113,093
Hero Motocorp Ltd. 1,893 112,328
Hindalco Industries Ltd. 21,444 174,959
Hindustan Aeronautics Ltd. 2,551 128,836
Hindustan Petroleum Corp. Ltd. 14,729 66,721
Hindustan Unilever Ltd. 12,609 379,119
Hindustan Zinc Ltd. 3,116 20,500
Hitachi Energy India Ltd. 106 17,420
Honeywell Automation India Ltd. 33 17,963
Housing & Urban Development Corp. Ltd. 2,947 7,613
ICICI Bank Ltd. 74,666 1,147,478
ICICI Lombard General Insurance Co. Ltd.
(b)
3,584 81,723
ICICI Prudential Life Insurance Co. Ltd.
(b)
5,458 48,098
IDFC First Bank Ltd.
(a)
50,972 39,966
Indian Bank 3,221 22,698
Indian Hotels Co. Ltd. (The), Class A 12,323 99,172
Indian Oil Corp. Ltd. 56,829 96,389
Indian Railway Catering & Tourism Corp. Ltd. 4,419 43,162
Indian Railway Finance Corp. Ltd.
(b)
26,087 48,385
Indian Renewable Energy Development Agency Ltd.
(a)
7,153 17,868
Indraprastha Gas Ltd. 5,281 26,387
Indus Towers Ltd.
(a)
11,893 48,167
Indusind Bank Ltd. 8,579 107,699
Info Edge India Ltd. 1,107 97,961
Infosys Ltd. 51,606 1,078,472
InterGlobe Aviation Ltd.
(a)(b)
2,058 99,184
ITC Ltd. 43,966 255,578
Jindal Stainless Ltd. 4,315 34,654
Jindal Steel & Power Ltd. 5,906 64,654
Jio Financial Services Ltd.
(a)
48,176 184,657
JSW Energy Ltd. 6,585 53,186
JSW Infrastructure Ltd. 2,932 10,980
JSW Steel Ltd. 14,318 164,088
Jubilant Foodworks Ltd. 4,550 31,168
Kalyan Jewellers India Ltd. 5,696 44,515
Kotak Mahindra Bank Ltd. 15,274 314,449
L&T Technology Services Ltd.
(b)
396 23,292
Larsen & Toubro Ltd. 9,847 424,193
Life Insurance Corp. of India 3,463 38,015
Linde India Ltd. 278 25,307
LTIMindtree Ltd.
(b)
1,398 94,947
Lupin Ltd. 3,426 89,105
Macrotech Developers Ltd.
(b)
3,407 48,875
Mahindra & Mahindra Financial Services Ltd. 6,235 20,065
Mahindra & Mahindra Ltd. 13,021 422,524
MakeMyTrip Ltd.
(a)
796 80,786
Mankind Pharma Ltd.
(a)
495 15,702

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
India – 20.1% (continued)
Marico Ltd. 6,649 50,607
Maruti Suzuki India Ltd. 1,943 255,946
Max Financial Services Ltd.
(a)
3,259 49,726
Max Healthcare Institute Ltd. 10,742 129,998
Mazagon Dock Shipbuilders Ltd. 424 20,571
Mphasis Ltd. 1,272 43,560
MRF Ltd. 31 45,171
Muthoot Finance Ltd. 1,386 31,820
Nestle India Ltd. 5,207 140,132
NHPC Ltd. 36,829 36,178
NMDC Ltd. 16,628 43,875
NTPC Ltd. 70,947 344,373
Oberoi Realty Ltd. 1,715 40,114
Oil & Natural Gas Corp. Ltd. 55,061 174,279
Oil India Ltd. 7,494 42,044
One 97 Communications Ltd.
(a)
4,294 38,754
Oracle Financial Services Software Ltd. 321 41,559
Page Industries Ltd. 65 33,366
Patanjali Foods Ltd. 1,288 27,468
PB Fintech Ltd.
(a)
3,252 65,791
Persistent Systems Ltd. 1,470 93,922
Petronet LNG Ltd. 9,127 36,145
Phoenix Mills Ltd. (The) 2,490 45,075
PI Industries Ltd. 1,212 64,696
Pidilite Industries Ltd. 2,330 87,170
Polycab India Ltd. 631 48,630
Power Finance Corp. Ltd. 20,973 113,475
Power Grid Corp. of India Ltd. 68,049 259,616
Prestige Estates Projects Ltd. 1,897 36,919
Procter & Gamble Hygiene & Health Care Ltd. 107 20,479
Punjab National Bank 30,993 36,085
Rail Vikas Nigam Ltd. 8,302 46,582
Rec Ltd. 18,133 112,697
Reliance Industries Ltd. 98,126 1,554,460
Samvardhana Motherson International Ltd. 35,973 77,412
SBI Cards & Payment Services Ltd. 3,565 29,186
SBI Life Insurance Co. Ltd.
(b)
6,623 127,768
Schaeffler India Ltd. 569 23,250
Shree Cement Ltd. 126 37,570
Shriram Finance Ltd. 3,517 131,288
Siemens Ltd. 1,327 110,096
SJVN Ltd. 9,089 12,250
Solar Industries India Ltd. 340 41,365
Sona BLW Precision Forgings Ltd.
(b)
4,064 33,141
SRF Ltd. 2,124 56,662
State Bank of India 25,740 251,075
Steel Authority of India Ltd. 21,953 30,220
Sun Pharmaceutical Industries Ltd. 15,751 346,335
Sundaram Finance Ltd. 847 48,393
Supreme Industries Ltd. 855 43,670
Suzlon Energy Ltd.
(a)
136,992 109,074
Tata Communications Ltd. 1,666 35,161
Tata Consultancy Services Ltd. 14,639 690,888
Tata Consumer Products Ltd. 9,172 109,357
Tata Elxsi Ltd. 447 37,328
Tata Motors Ltd. 30,260 300,148
Tata Power Co. Ltd. (The) 25,249 132,136

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
India – 20.1% (continued)
Tata Steel Ltd. 119,366 210,891
Tata Technologies Ltd. 417 4,990
Tech Mahindra Ltd. 8,780 167,970
Thermax Ltd. 504 29,522
Titan Co. Ltd. 5,386 209,265
Torrent Pharmaceuticals Ltd. 1,277 48,638
Torrent Power Ltd. 2,185 47,339
Trent Ltd. 2,638 223,635
Tube Investments of India Ltd. 1,472 78,460
TVS Motor Co. Ltd. 3,195 94,752
UltraTech Cement Ltd. 1,677 220,691
Union Bank of India Ltd. 21,272 29,642
United Breweries Ltd. 796 18,190
United Spirits Ltd. 4,496 77,482
Uno Minda Ltd. 2,094 24,487
UPL Ltd. 7,465 49,152
Varun Beverages Ltd. 17,047 121,183
Vedant Fashions Ltd. 450 7,501
Vedanta Ltd. 19,021 104,972
Vodafone Idea Ltd.
(a)
292,604 28,256
Voltas Ltd. 3,388 66,462
Wipro Ltd. 20,842 136,772
Yes Bank Ltd.
(a)
228,442 55,422
Zomato Ltd.
(a)
85,397 245,518
Zydus Lifesciences Ltd. 3,600 42,867
24,080,685
Indonesia – 1.7%
Adaro Energy Indonesia Tbk PT 154,700 35,681
Adaro Minerals Indonesia Tbk PT
(a)
103,400 9,223
Amman Mineral Internasional PT
(a)
183,300 107,154
Astra International Tbk PT 282,500 91,797
Bank Central Asia Tbk PT 754,600 492,810
Bank Mandiri (Persero) Tbk PT 530,700 226,549
Bank Negara Indonesia (Persero) Tbk PT 219,900 73,557
Bank Rakyat Indonesia (Persero) Tbk PT 1,023,600 313,048
Barito Pacific Tbk PT 419,844 26,616
Barito Renewables Energy TBK PT 225,600 97,743
Chandra Asri Petrochemical Tbk PT 105,200 58,649
Charoen Pokphand Indonesia Tbk PT 92,000 30,774
Dayamitra Telekomunikasi PT 155,700 6,250
Goto Gojek Tokopedia Tbk PT, Class A
(a)
11,047,800 47,866
Indah Kiat Pulp & Paper Tbk PT 39,600 20,374
Indofood CBP Sukses Makmur Tbk PT 25,800 20,260
Indofood Sukses Makmur Tbk PT 61,100 29,587
Indosat Tbk PT 76,400 12,170
Kalbe Farma Tbk PT 229,800 23,646
Mayora Indah Tbk PT 49,200 8,150
Merdeka Battery Materials Tbk PT
(a)
175,100 6,136
Merdeka Copper Gold Tbk PT
(a)
142,000 21,895
Pantai Indah Kapuk Dua Tbk PT 23,100 23,696
Petrindo Jaya Kreasi TBK PT
(a)
19,200 9,297
Sarana Menara Nusantara Tbk PT 299,600 15,271
Sumber Alfaria Trijaya Tbk PT 274,100 57,981
Telekomunikasi Indonesia (Persero) Tbk PT 663,600 119,232
Trimegah Bangun Persada Tbk PT 156,200 8,957
Unilever Indonesia Tbk PT 78,200 9,791
United Tractors Tbk PT 20,300 35,504

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Indonesia – 1.7% (continued)
Vale Indonesia Tbk PT
(a)
30,100 7,326
2,046,990
Ireland – 0.9%
PDD Holdings, Inc., ADR
(a)
9,405 1,134,149
Kuwait – 0.7%
Agility Public Warehousing Co. KSCP 14,126 11,468
Boubyan Bank KSCP 15,130 27,527
Gulf Bank KSCP 39,483 40,423
Kuwait Finance House KSCP 161,633 379,972
Mabanee Co. KPSC 11,950 32,534
Mobile Telecommunications Co. KSCP 21,661 32,206
National Bank of Kuwait SAKP 104,214 288,823
812,953
Luxembourg – 0.0%
Reinet Investments SCA 2,097 58,034
Malaysia – 1.4%
Ammb Holdings BHD 31,200 36,337
Axiata Group BHD 66,900 34,527
Celcomdigi BHD 35,300 27,489
CIMB Group Holdings BHD 98,129 179,048
Dialog Group BHD 59,200 27,984
Gamuda BHD 29,541 57,611
Genting BHD 26,600 23,994
Genting Malaysia BHD 47,200 24,252
Hong Leong Bank BHD 10,200 47,751
IHH Healthcare BHD 32,100 53,146
IJM Corp. BHD 30,800 21,312
Inari Amertron BHD 45,400 29,859
IOI Corp. BHD 38,900 33,490
Kuala Lumpur Kepong BHD 7,000 34,209
Malayan Banking BHD 68,299 163,768
Malaysia Airports Holdings BHD 14,400 33,345
Maxis BHD 22,300 18,435
MISC BHD 15,900 27,305
Mr DIY Group M BHD
(b)
29,450 14,728
Nestle Malaysia BHD 700 15,982
Petronas Chemicals Group BHD 28,200 34,904
Petronas Dagangan BHD 2,700 11,086
Petronas Gas BHD 10,500 41,434
PPB Group BHD 7,400 23,591
Press Metal Aluminium Holdings BHD 50,500 54,779
Public Bank BHD 170,600 172,197
Ql Resources BHD 27,800 30,473
RHB Bank BHD 30,917 45,256
SD Guthrie Bhd 26,300 27,627
Sime Darby BHD 46,300 24,530
Sunway Bhd 18,300 18,262
Telekom Malaysia BHD 33,000 48,908
Tenaga Nasional BHD 51,400 164,799
Time Dotcom BHD 13,700 15,236
YTL Corp. BHD 51,500 23,404
YTL Power International BHD 28,100 19,957
1,661,015

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Mexico – 1.9%
America Movil SAB de CV, Series B 463,264 366,015
Arca Continental SAB de CV 7,207 61,398
Becle SAB de CV 23,165 30,500
Cemex SAB de CV 214,493 112,299
Coca-Cola Femsa SAB de CV 7,733 63,906
El Puerto de Liverpool SAB de CV, Series C1 2,586 13,579
Fibra Uno Administracion SA de CV
(e)
35,230 40,530
Fomento Economico Mexicano SAB de CV 31,025 300,169
Gruma SAB de CV, Class B 2,656 45,601
Grupo Aeroportuario del Pacifico SAB de CV, Class B 5,593 97,297
Grupo Aeroportuario del Sureste SAB de CV, Class B 2,472 65,844
Grupo Bimbo SAB de CV, Series A 18,056 55,846
Grupo Carso SAB de CV, Series A1 7,511 45,206
Grupo Comercial Chedraui SA de CV 6,705 42,407
Grupo Elektra SAB de CV 548 25,845
Grupo Financiero Banorte SAB de CV, Class O 41,472 289,058
Grupo Financiero Inbursa SAB de CV, Class O
(a)
29,137 64,684
Grupo Mexico SAB de CV, Series B 46,311 242,673
Industrias Penoles SAB de CV
(a)
2,988 47,005
Kimberly-Clark de Mexico SAB de CV, Class A 26,307 37,853
Prologis Property Mexico SA de CV, Class REIT
(e)
11,232 37,560
Wal-Mart de Mexico SAB de CV 70,629 194,762
2,280,037
Philippines – 0.6%
Ayala Corp. 3,410 40,491
Ayala Land, Inc. 88,300 49,689
Bank of The Philippine Islands 32,622 80,390
BDO Unibank, Inc. 29,934 78,711
International Container Terminal Services, Inc. 11,840 80,686
Jollibee Foods Corp. 8,510 38,838
Manila Electric Co. 5,090 42,920
Metropolitan Bank & Trust Co. 30,660 40,099
PLDT, Inc. 1,195 29,407
SM Investments Corp. 7,095 114,892
SM Prime Holdings, Inc. 159,400 84,075
Universal Robina Corp. 10,200 17,149
697,347
Qatar – 0.8%
Commercial Bank PSQC (The) 41,726 48,705
Dukhan Bank 26,048 26,399
Industries Qatar QSC 27,562 101,058
Masraf Al Rayan QSC 101,856 66,356
Mesaieed Petrochemical Holding Co. 64,434 27,997
Ooredoo QPSC 12,615 39,636
Qatar Electricity & Water Co. QSC 7,181 31,990
Qatar Fuel QSC 9,087 38,260
Qatar Gas Transport Co. Ltd. 52,308 61,488
Qatar International Islamic Bank QSC 15,835 45,622
Qatar Islamic Bank SAQ 24,686 138,990
Qatar National Bank QPSC 59,571 283,866
910,367
Russia – 0.0%
Alrosa PJSC
(a),(d)
11,270 0
Gazprom PJSC
(a),(d)
67,050 0
GMK Norilskiy Nickel PAO
(a),(d)
34,100 0
LUKOIL PJSC
(a),(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(a),(d)
5,210 0

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Russia – 0.0% (continued)
Novatek PJSC
(a),(d)
5,535 0
Novolipetsk Steel PJSC
(a),(d)
6,530 0
Phosagro PJSC
(a),(d)
229 0
PIK-Spetsializirovannyy Zastroyshchik PAO
(a),(d)
401 0
Polyus PJSC
(a),(d)
181 0
Rosneft Oil Co. PJSC
(a),(d)
13,131 0
Sberbank of Russia PJSC
(a),(d)
59,440 0
Severstal PAO
(a),(d)
859 0
Surgutneftegas PJSC
(a),(d)
45,300 0
Tatneft PJSC
(a),(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(a),(d)
10,710 0
VTB Bank PJSC
(a),(d)
4,246 0
0
Saudi Arabia – 3.7%
ACWA Power Co. 1,902 233,059
Ades Holding Co. 5,716 30,104
Advanced Petrochemical Co.
(a)
2,300 22,261
Al Rajhi Bank 28,072 657,756
Al Rajhi Co. For Co.-Operative Insurance
(a)
657 31,348
Alinma Bank 17,315 129,550
Almarai Co. JSC 3,869 56,762
Arab National Bank 13,266 66,900
Arabian Internet & Communications Services Co. 389 26,433
Bank Albilad 8,838 86,599
Bank Al-Jazira
(a)
7,448 32,602
Banque Saudi Fransi 8,044 66,825
Bupa Arabia For Cooperative Insurance Co. 1,012 54,269
Company For Cooperative Insurance (The) 1,095 40,935
Dr. Sulaiman Al Habib Medical Services Group Co. 1,289 98,227
Elm Co. 399 108,640
Etihad Etisalat Co. 5,619 77,499
Jarir Marketing Co. 9,210 32,468
Mouwasat Medical Services Co. 1,444 36,180
Nahdi Medical Co. 805 26,450
Rabigh Refining & Petrochemical Co.
(a)
6,570 14,275
Riyad Bank 20,220 138,633
Riyadh Cables Group Co. 435 11,837
SABIC Agri-Nutrients Co. 3,301 100,022
Sahara International Petrochemical Co. 5,202 36,428
SAL Saudi Logistics Services 354 25,996
Saudi Arabian Mining Co.
(a)
17,288 259,617
Saudi Arabian Oil Co.
(b)
80,817 580,999
Saudi Aramco Base Oil Co. 776 24,216
Saudi Awwal Bank 14,494 130,441
Saudi Basic Industries Corp. 12,779 247,366
Saudi Electricity Co. 8,903 38,877
Saudi Industrial Investment Group 5,703 27,090
Saudi Kayan Petrochemical Co.
(a)
11,487 23,796
Saudi National Bank (The) 42,011 370,814
Saudi Research & Media Group
(a)
476 37,921
Saudi Tadawul Group Holding Co. 727 46,225
Saudi Telecom Co. 26,242 294,512
Savola Group (The)
(a)
8,333 57,244
Yanbu National Petrochemical Co. 3,962 41,986
4,423,162

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Singapore – 0.0%
BOC Aviation Ltd.
(b)
3,500 27,192
South Africa – 2.7%
ABSA Group Ltd. 11,687 111,469
Anglo American Platinum Ltd. 687 26,773
Aspen Pharmacare Holdings Ltd. 5,551 56,041
Bid Corp. Ltd. 5,078 119,813
Bidvest Group Ltd. 4,528 72,645
Capitec Bank Holdings Ltd. 1,458 261,481
Clicks Group Ltd. 3,770 80,249
Discovery Ltd. 8,604 87,622
Exxaro Resources Ltd. 2,992 28,033
FirstRand Ltd. 70,346 306,769
Gold Fields Ltd. 12,368 202,988
Harmony Gold Mining Co. Ltd. 7,568 80,799
Impala Platinum Holdings Ltd.
(a)
11,391 74,325
Investec Ltd. 3,345 26,014
Kumba Iron Ore Ltd. 531 9,971
MTN Group Ltd. 23,701 117,339
Multichoice Group
(a)
4,699 29,573
Naspers Ltd., Class N 2,600 609,437
Nedbank Group Ltd. 6,180 103,826
Northam Platinum Holdings Ltd.
(c)
4,585 33,770
Old Mutual Ltd. 59,619 41,039
Outsurance Group Ltd. 9,175 31,163
Pepkor Holdings Ltd.
(b)
27,139 35,075
Remgro Ltd. 7,270 63,144
Sanlam Ltd. 24,508 121,611
Sasol Ltd. 6,869 38,145
Shoprite Holdings Ltd. 6,545 112,220
Sibanye Stillwater Ltd.
(a)
41,599 47,693
Standard Bank Group Ltd. 18,866 257,764
Vodacom Group Ltd. 9,233 57,445
Woolworths Holdings Ltd. 12,021 44,263
3,288,499
South Korea – 9.7%
Alteogen, Inc.
(a)
432 117,861
Amorepacific Corp. 416 35,149
Amorepacific Group 446 7,223
BGF Retail Co. Ltd. 199 16,684
BNK Financial Group, Inc. 4,045 27,670
Celltrion Pharm, Inc.
(a)
299 13,498
Celltrion, Inc. 2,175 287,636
Cheil Worldwide, Inc. 1,117 14,926
CJ Cheiljedang Corp. 121 24,068
CJ Corp. 197 14,675
CJ ENM Co. Ltd.
(a)
191 8,706
CJ Logistics Corp. 159 10,116
Cosmo AM&T Co. Ltd.
(a)
344 25,800
Coway Co. Ltd. 759 34,650
CS Wind Corp. 393 16,660
Daewoo Engineering & Construction Co. Ltd.
(a)
1,936 4,959
DB Hitek Co. Ltd. 552 15,600
DB Insurance Co. Ltd. 651 51,561
Dongsuh Cos., Inc. 493 9,521
Doosan Bobcat, Inc. 775 21,060
Doosan Co. Ltd. 127 18,452

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
South Korea – 9.7% (continued)
Doosan Enerbility Co. Ltd.
(a)
6,253 90,850
Doosan Fuel Cell Co. Ltd.
(a)
915 11,570
Doosan Robotics, Inc.
(a)
303 15,413
Ecopro BM Co. Ltd.
(a)
695 85,868
Ecopro Materials Co. Ltd.
(a)
427 34,810
E-Mart, Inc. 160 7,571
Enchem Co. Ltd.
(a)
224 28,373
F&F Co. Ltd. 268 12,138
Fila Holdings Corp. 691 19,979
Green Cross Corp. 154 18,123
GS Holdings Corp. 668 19,943
GS Retail Co. Ltd. 640 10,017
Hana Financial Group, Inc. 4,110 178,398
Hanjin Kal Corp. 389 23,847
Hankook Tire & Technology Co. Ltd. 1,036 26,501
Hanmi Pharm Co. Ltd. 102 23,689
Hanmi Science Co. Ltd. 86 2,976
Hanmi Semiconductor Co. Ltd. 631 42,067
Hanon Systems 2,680 7,710
Hansol Chemical Co. Ltd. 175 16,042
Hanwha Aerospace Co. Ltd. 433 115,467
Hanwha Corp. 621 12,623
Hanwha Industrial Solutions Co. Ltd./ New
(a)
486 14,897
Hanwha Life Insurance Co. Ltd. 4,515 9,684
Hanwha Ocean Co. Ltd.
(a)
2,020 39,156
Hanwha Solutions Corp. 1,036 16,103
Hanwha Systems Co. Ltd. 857 11,340
HD Hyundai Co. Ltd. 652 37,703
HD Hyundai Electric Co. Ltd. 302 71,670
HD Hyundai Heavy Industries Co. Ltd.
(a)
275 36,388
HD Hyundai Infracore Co. Ltd. 1,978 9,532
HD Hyundai Marine Solution Co. Ltd. 125 12,437
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
(a)
679 90,238
HL Mando Co. Ltd. 568 14,961
HLB, Inc.
(a)
1,616 77,287
HMM Co. Ltd. 4,179 51,844
Hotel Shilla Co. Ltd. 472 15,254
Hugel, Inc.
(a)
101 19,980
HYBE Co. Ltd. 262 35,218
Hyosung Advanced Materials Corp. 41 7,903
Hyosung TNC Corp. 37 8,271
Hyundai Autoever Corp. 114 11,160
Hyundai Elevator Co. Ltd. 320 10,968
Hyundai Engineering & Construction Co. Ltd. 926 18,721
Hyundai Glovis Co. Ltd. 548 48,486
Hyundai Marine & Fire Insurance Co. Ltd. 895 19,684
Hyundai Mipo Dockyard Co. Ltd.
(a)
353 28,087
Hyundai Mobis Co. Ltd. 898 162,356
Hyundai Motor Co. 1,950 303,804
Hyundai Rotem Co. Ltd. 1,114 50,372
Hyundai Steel Co. 887 16,294
Industrial Bank of Korea 3,368 34,412
JYP Entertainment Corp. 417 14,761
Kakao Corp. 4,310 115,402
Kakao Games Corp.
(a)
491 6,319
KakaoBank Corp. 3,145 49,340
KakaoPay Corp.
(a)
631 11,225

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
South Korea – 9.7% (continued)
Kangwon Land, Inc. 1,982 25,651
KB Financial Group, Inc. 5,289 346,085
KCC Corp. 69 13,125
Kepco Engineering & Construction Co., Inc. 225 11,217
Kepco Plant Service & Engineering Co. Ltd. 339 11,018
KIA Corp. 3,613 240,605
Kiwoom Securities Co. Ltd. 233 22,726
Korea Aerospace Industries Ltd. 1,016 43,070
Korea Electric Power Corp.
(a)
3,637 60,880
Korea Gas Corp.
(a)
485 13,777
Korea Investment Holdings Co. Ltd. 659 36,818
Korea Zinc Co. Ltd. 137 99,077
Korean Air Lines Co. Ltd. 2,252 39,002
Krafton, Inc.
(a)
423 101,459
KT Corp. 861 27,671
KT&G Corp. 1,534 121,942
Kum Yang Co. Ltd.
(a)
446 13,412
Kumho Petrochemical Co. Ltd. 263 27,177
L&F Co. Ltd.
(a)
351 30,038
Leeno Industrial, Inc. 162 21,436
LG Chem Ltd. 489 111,088
LG Corp. 1,290 70,763
LG Display Co. Ltd.
(a)
3,964 30,563
LG Electronics, Inc. 1,602 103,898
LG Energy Solution
(a)
563 166,248
LG H&H Co. Ltd. 145 34,832
LG Innotek Co. Ltd. 213 27,412
LG Uplus Corp. 2,590 18,787
Lotte Chemical Corp. 291 20,117
Lotte Corp. 452 7,844
Lotte Energy Materials Corp. 446 12,313
Lotte Shopping Co. Ltd. 178 8,513
LS Corp. 263 19,935
LS Electric Co. Ltd. 193 20,461
Meritz Financial Group, Inc. 1,369 101,881
Mirae Asset Securities Co. Ltd. 3,700 24,291
NAVER Corp. 1,913 235,659
NCSoft Corp. 164 25,848
Netmarble Corp.
(a)(b)
416 17,484
NH Investment & Securities Co. Ltd. 1,611 15,608
Nongshim Co. Ltd. 45 12,212
OCI Holdings Co. Ltd. 304 15,156
Orion Corp. 336 24,299
Pan Ocean Co. Ltd. 3,928 10,119
Pearl Abyss Corp.
(a)
470 13,180
POSCO DX Co. Ltd. 491 9,713
POSCO Future M Co. Ltd. 428 69,628
POSCO Holdings, Inc. 1,038 252,354
POSCO International Corp. 771 29,220
S-1 Corp. 163 7,630
Sam Chun Dang Pharm Co. Ltd.
(a)
198 19,413
Samsung Biologics Co. Ltd.
(a)(b)
252 182,974
Samsung C&T Corp. 1,088 92,243
Samsung Card Co. Ltd. 239 6,997
Samsung Electro-Mechanics Co. Ltd. 796 68,294
Samsung Electronics Co. Ltd. 68,189 2,925,209
Samsung Engineering Co. Ltd.
(a)
2,356 30,491

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
South Korea – 9.7% (continued)
Samsung Fire & Marine Insurance Co. Ltd. 459 111,923
Samsung Heavy Industries Co. Ltd.
(a)
9,758 67,811
Samsung Life Insurance Co. Ltd. 1,134 83,407
Samsung SDI Co. Ltd. 679 160,893
Samsung SDS Co. Ltd. 581 60,247
Samsung Securities Co. Ltd. 593 19,724
Samyang Foods Co. Ltd. 60 22,609
Shinhan Financial Group Co. Ltd. 6,252 232,411
Shinsegae, Inc. 116 12,928
SK Biopharmaceuticals Co. Ltd.
(a)
454 38,787
SK Bioscience Co. Ltd.
(a)
304 11,918
SK Hynix, Inc. 7,808 1,054,080
SK IE Technology Co. Ltd.
(a)(b)
434 10,819
SK Innovation Co. Ltd.
(a)
694 59,040
SK Square Co. Ltd.
(a)
1,362 83,694
SK Telecom Co. Ltd. 763 31,349
SK, Inc. 504 54,125
SKC Co. Ltd.
(a)
253 27,812
S-Oil Corp. 541 22,463
Soulbrain Co. Ltd. 71 10,496
Wemade Co. Ltd.
(a)
294 8,287
Wonik IPS Co. Ltd.
(a)
381 7,689
Woori Financial Group, Inc. 9,164 102,464
Yuhan Corp. 762 76,587
11,582,133
Taiwan – 19.0%
Accton Technology Corp. 6,000 103,371
Acer, Inc. 43,000 54,287
Advantech Co. Ltd. 4,928 49,219
Airtac International Group 2,046 57,089
Alchip Technologies Ltd. 1,000 63,670
ASE Technology Holding Co. Ltd. 58,000 284,207
Asia Cement Corp. 35,000 50,960
Asia Vital Components Co. Ltd. 4,000 79,650
Asustek Computer, Inc. 8,000 143,571
AUO Corp. 78,600 40,723
Catcher Technology Co. Ltd. 8,000 58,926
Cathay Financial Holding Co. Ltd. 162,836 350,169
Chailease Holding Co. Ltd. 23,027 108,882
Chang Hwa Commercial Bank Ltd. 62,712 34,644
Cheng Shin Rubber Industry Co. Ltd. 33,000 47,739
Chicony Electronics Co. Ltd. 7,000 35,721
China Airlines Ltd. 34,000 23,983
China Steel Corp. 146,000 102,528
Chroma ATE, Inc. 5,000 64,841
Chunghwa Telecom Co. Ltd. 60,000 228,464
Compal Electronics, Inc. 61,000 68,254
CTBC Financial Holding Co. Ltd. 271,000 303,649
Delta Electronics, Inc. 30,000 378,277
E Ink Holdings, Inc. 10,000 95,506
E.Sun Financial Holding Co. Ltd. 227,234 194,326
Eclat Textile Co. Ltd. 3,000 50,843
Elite Material Co. Ltd. 3,000 39,279
eMemory Technology, Inc. 1,000 99,563
Eva Airways Corp. 37,000 43,132
Evergreen Marine Corp. Taiwan Ltd. 16,600 106,470
Far Eastern New Century Corp. 36,000 41,685

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Taiwan – 19.0% (continued)
Far EasTone Telecommunications Co. Ltd. 27,000 75,000
Feng TAY Enterprise Co. Ltd. 7,512 33,176
First Financial Holding Co. Ltd. 149,912 127,032
Formosa Chemicals & Fibre Corp. 65,000 78,511
Formosa Petrochemical Corp. 21,000 31,526
Formosa Plastics Corp. 76,000 112,197
Formosa Sumco Technology Corp. 2,000 7,459
Fortune Electric Co. Ltd. 2,200 37,628
Foxconn Technology Co. Ltd. 19,000 47,797
Fubon Financial Holding Co. Ltd. 126,831 359,434
Giant Manufacturing Co. Ltd. 4,000 22,722
Gigabyte Technology Co. Ltd. 6,000 48,970
Global Unichip Corp. 1,000 38,546
Globalwafers Co. Ltd. 3,000 39,700
Gold Circuit Electronics Ltd. 4,000 23,533
Highwealth Construction Corp. 32,200 40,954
Hiwin Technologies Corp. 4,000 29,526
Hon Hai Precision Industry Co. Ltd. 176,000 1,161,798
Hotai Motor Co. Ltd. 4,120 83,454
Hua Nan Financial Holdings Co. Ltd. 121,100 96,192
Innolux Corp. 113,760 55,389
International Games System Co. Ltd. 3,000 96,910
Inventec Corp. 46,000 65,181
Jentech Precision Industrial Co. Ltd. 1,000 46,036
KGI Financial Holding Co. Ltd. 237,000 123,900
King Slide Works Co. Ltd. 1,000 39,014
King Yuan Electronics Co. Ltd. 19,000 74,423
Largan Precision Co. Ltd. 1,152 82,157
Lite-On Technology Corp. 35,000 111,969
Lotes Co. Ltd. 1,000 52,278
Macronix International Co. Ltd. 31,000 23,366
MediaTek, Inc. 25,000 1,006,554
Mega Financial Holding Co. Ltd. 178,945 219,492
Merida Industry Co. Ltd. 3,000 16,573
Micro-Star International Co. Ltd. 9,000 50,000
Momo.com, Inc. 1,155 13,536
Nan Ya Plastics Corp. 74,000 96,311
Nan Ya Printed Circuit Board Corp. 2,000 8,302
Nanya Technology Corp.
(a)
21,000 27,725
Nien Made Enterprise Co. Ltd. 2,000 30,025
Novatek Microelectronics Corp. 7,000 109,894
Oneness Biotech Co. Ltd.
(a)
4,199 16,841
Pegatron Corp. 31,000 95,787
PharmaEssentia Corp.
(a)
3,000 59,082
Phison Electronics Corp. 2,000 29,432
Polaris Group
(a)
4,000 6,192
Pou Chen Corp. 35,000 41,292
Powerchip Semiconductor Manufacturing Corp.
(a)
32,000 17,978
Powertech Technology, Inc. 7,000 27,637
President Chain Store Corp. 6,000 55,243
Quanta Computer, Inc. 35,000 331,539
Realtek Semiconductor Corp. 6,000 89,607
Ruentex Development Co. Ltd. 31,000 44,991
Ruentex Industries Ltd. 8,000 19,051
Shanghai Commercial & Savings Bank Ltd. (The) 59,686 74,608
Shihlin Electric & Engineering Corp. 3,000 19,148
Shin Kong Financial Holding Co. Ltd.
(a)
197,632 70,010

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Taiwan – 19.0% (continued)
Sino-American Silicon Products, Inc. 7,000 34,410
SinoPac Financial Holdings Co. Ltd. 164,321 117,958
Synnex Technology International Corp. 20,000 44,257
TA Chen Stainless Pipe 32,000 32,410
Taishin Financial Holding Co. Ltd. 201,424 107,502
Taiwan Business Bank 104,280 50,448
Taiwan Cooperative Financial Holding Co. Ltd. 144,788 113,878
Taiwan Fertilizer Co. Ltd. 10,000 17,821
Taiwan High Speed Rail Corp. 23,000 20,925
Taiwan Mobile Co. Ltd. 29,000 102,731
Taiwan Semiconductor Manufacturing Co. Ltd. 345,000 11,090,824
Tatung Co. Ltd.
(a)
32,000 44,195
TCC Group Holdings Co. Ltd. 87,117 86,872
TECO Electric & Machinery Co. Ltd. 28,000 43,171
Tripod Technology Corp. 6,000 36,142
Unimicron Technology Corp. 23,000 115,933
Uni-President Enterprises Corp. 72,000 201,573
United Microelectronics Corp. 161,000 241,952
Vanguard International Semiconductor Corp. 20,006 60,255
Visera Technologies Co. Ltd. 1,000 8,770
Voltronic Power Technology Corp. 1,000 66,479
Walsin Lihwa Corp. 37,000 34,182
Walsin Technology Corp. 5,000 15,762
WAN HAI Lines Ltd. 24,590 65,773
Win Semiconductors Corp.
(a)
3,000 11,423
Winbond Electronics Corp.
(a)
43,000 25,835
Wistron Corp. 38,000 131,648
Wiwynn Corp. 1,049 62,370
WPG Holdings Ltd. 24,000 55,581
WT Microelectronics Co. Ltd. 9,593 32,785
Yageo Corp. 5,485 95,525
Yang Ming Marine Transport Corp. 28,000 58,027
Yuanta Financial Holding Co. Ltd. 177,219 179,487
Yulon Finance Corp. 3,000 13,062
Yulon Motor Co. Ltd. 8,000 14,307
Zhen Ding Technology Holding Ltd. 9,000 31,601
22,712,130
Thailand – 2.0%
Advanced Info Service PCL, NVDR 16,500 134,464
Airports of Thailand PCL, NVDR 61,300 111,265
Asset World Corp. PCL, NVDR 142,700 15,647
B.Grimm Power PCL, NVDR 19,800 13,026
Bangkok Bank PCL, NVDR 10,100 43,998
Bangkok Dusit Medical Services PCL, NVDR 126,400 103,008
Bangkok Expressway & Metro PCL, NVDR 103,100 24,137
Banpu PCL, NVDR 107,900 19,984
Berli Jucker PCL, NVDR 22,100 15,783
BTS Group Holdings PCL, NVDR
(a)
121,000 17,785
Bumrungrad Hospital PCL, NVDR 7,600 61,259
Cal-Co. Electronics Thailand PCL 45,000 8,371
Carabao Group PCL, NVDR 2,200 5,199
Central Pattana PCL, NVDR 24,000 44,629
Central Plaza Hotel PCL, NVDR 9,900 10,562
Central Retail Corp. PCL, NVDR 48,800 46,277
Charoen Pokphand Foods PCL, NVDR 58,500 42,993
Com7 PCL, NVDR 14,600 12,114
CP ALL PCL, NVDR 80,900 151,635

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Thailand – 2.0% (continued)
CP Axtra PCL, NVDR 22,047 22,214
Delta Electronics Thailand PCL, NVDR 67,900 277,677
Electricity Generating PCL, NVDR 4,500 16,002
Energy Absolute PCL, NVDR 23,400 5,478
Global Power Synergy PCL, NVDR 4,900 6,135
Gulf Energy Development PCL, NVDR 80,220 158,087
Home Product Center PCL, NVDR 90,300 25,555
Indorama Ventures PCL, NVDR 23,700 18,261
Intouch Holdings PCL, NVDR 14,700 46,611
I-Tail Corp. PCL, NVDR 17,700 13,244
Kasikornbank PCL, NVDR 11,800 51,228
KCE Electronics PCL, NVDR 10,100 10,775
Krungthai Bank PCL, NVDR 69,700 42,343
Krungthai Card PCL, NVDR 9,900 14,009
Land & Houses PCL, NVDR 94,200 16,191
Minor International PCL, NVDR 54,600 43,282
Muangthai Capital PCL, NVDR 5,800 8,723
Ngern Tid Lor PCL, NVDR 21,459 11,256
Osotspa PCL, NVDR 26,900 16,501
PTT Exploration & Production PCL, NVDR 19,700 73,850
PTT Global Chemical PCL, NVDR 21,400 16,488
PTT Oil & Retail Business PCL, NVDR 28,000 12,778
PTT PCL, NVDR 189,200 187,826
Ratch Group PCL, NVDR 11,000 10,513
SCB X PCL, NVDR 13,900 46,752
SCG Packaging PCL, NVDR 13,600 10,277
Siam Cement PCL (The), NVDR 7,100 44,184
Siam Global House PCL, NVDR 28,160 13,435
Srisawad Corp. PCL, NVDR 14,760 18,699
Thai Beverage PCL 131,100 52,523
Thai Life Insurance PCL, NVDR 50,200 16,661
Thai Oil PCL, NVDR 19,000 23,085
Thai Union Group PCL, NVDR 39,700 17,647
Tisco Financial Group PCL, NVDR 6,000 17,158
TMBThanachart Bank PCL, NVDR 757,200 39,941
True Corp. PCL, NVDR
(a)
117,400 42,792
WHA Corp. PCL, NVDR 139,600 24,201
2,354,518
Turkey – 0.9%
AG Anadolu Grubu Holding AS, Class A 1,408 11,898
Ahlatci Dogal GAZ Dagitim Enerji VE Yatirim AS 12,422 7,082
Akbank T.A.S. 41,650 61,460
Akcansa Cimento AS 863 3,914
Aksa Akrilik Kimya Sanayii AS 24,076 5,856
Aksa Enerji Uretim AS, Class B 5,287 5,088
Alarko Holding AS 2,690 6,774
ALFA Solar Enerji Sanayi ve Ticaret AS 1,265 1,990
Anadolu Anonim Turk Sigorta Sirketi
(a)
2,742 6,881
Anadolu EFES Biracilik ve Malt Sanayii AS 3,102 17,342
Arcelik AS
(a)
1,911 7,161
Aselsan Elektronik Sanayi ve Ticaret AS 17,545 31,135
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret AS, Class B 3,176 7,224
Baticim Bati Anadolu Cimento Sanayii AS
(a)
1,049 4,947
Bera Holding AS
(a)
11,387 4,287
BIM Birlesik Magazalar AS 6,143 83,572
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS
(a)
425 6,020
Borusan Yatirim ve Pazarlama AS 74 4,200

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Turkey – 0.9% (continued)
Can2 Termik AS
(a)
53,933 2,296
Cimsa Cimento Sanayi ve Ticaret AS 7,463 7,587
Coca-Cola Icecek AS 13,050 19,371
CW Enerji Muhendislik Ticaret ve Sanayi AS 499 2,669
Dogan Sirketler Grubu Holding AS 15,680 5,935
Dogus Otomotiv Servis ve Ticaret AS 463 2,840
EGE Endustri ve Ticaret AS 21 6,704
Emlak Konut Gayrimenkul Yatirim Ortakligi AS
(a)(e)
37,048 10,880
Enerjisa Enerji AS
(b)
4,161 6,704
Enka Insaat ve Sanayi AS 9,469 13,001
Eregli Demir ve Celik Fabrikalari T.A.S. 23,312 32,361
Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret AS
(a)
2,922 2,839
Ford Otomotiv Sanayi AS 1,020 29,107
Girisim Elektrik Taahhut Ticaret ve Sanayi AS
(a)
2,163 2,740
Gubre Fabrikalari T.A.S.
(a)
145 854
Haci Omer Sabanci Holding AS 15,998 38,840
Hektas Ticaret T.A.S.
(a)
55,726 5,769
Is Yatirim Menkul Degerler AS 6,900 6,467
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS 1,972 2,060
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D
(a)
15,893 11,430
Kiler Holding AS
(a)
3,505 2,968
KOC Holding AS 9,890 48,743
Kontrolmatik Enerji VE Muhendislik AS 5,965 7,487
Koza Altin Isletmeleri AS
(a)
15,109 8,865
Koza Anadolu Metal Madencilik Isletmeleri AS
(a)
2,997 5,375
Mavi Giyim Sanayi ve Ticaret AS, Class B
(b)
5,122 11,382
Mia Teknoloji AS
(a)
3,502 4,302
Migros Ticaret AS 1,441 17,093
MLP Saglik Hizmetleri AS, Class B
(a)(b)
1,250 12,649
Nuh Cimento Sanayi AS 437 3,648
Odas Elektrik Uretim ve Sanayi Ticaret AS
(a)
18,277 3,102
Otokar Otomotiv ve Savunma Sanayi AS 567 6,862
Oyak Cimento Fabrikalari AS
(a)
4,742 7,924
Pegasus Hava Tasimaciligi AS
(a)
3,421 23,109
Petkim Petrokimya Holding AS
(a)
21,212 11,481
Politeknik Metal Sanayi ve Ticaret As
(a)
10 1,898
Reeder Teknoloji Sanayi ve Ticaret AS
(a)
5,188 3,344
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS 8,660 5,415
Sasa Polyester Sanayi AS
(a)
78,912 8,860
Smart Gunes Enerjisi Teknolojileri Arge Uretim Sanayi ve Ticaret AS
(a)
2,491 2,848
Sok Marketler Ticaret AS 4,384 5,025
Tav Havalimanlari Holding AS
(a)
3,190 21,425
Tekfen Holding AS
(a)
4,226 9,262
Tofas Turk Otomobil Fabrikasi AS 1,791 9,819
Torunlar Gayrimenkul Yatirim Ortakligi AS
(e)
4,152 5,749
Turk Hava Yollari AO
(a)
10,562 83,935
Turk Telekomunikasyon AS
(a)
8,689 11,970
Turk Traktor ve Ziraat Makineleri AS 412 8,675
Turkcell Iletisim Hizmetleri AS 18,830 46,539
Turkiye Halk Bankasi AS
(a)
12,540 5,303
Turkiye Is Bankasi AS, Class C 117,976 40,460
Turkiye Petrol Rafinerileri AS 12,116 51,092
Turkiye Sigorta AS 16,313 6,146
Turkiye Sise ve CAM Fabrikalari AS 10,744 12,264
Ulker Biskuvi Sanayi AS
(a)
2,328 8,527
Vestel Beyaz Esya Sanayi ve Ticaret AS 8,543 4,273
Vestel Elektronik Sanayi ve Ticaret AS
(a)
3,089 5,139

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Turkey – 0.9% (continued)
Yapi ve Kredi Bankasi AS 44,987 32,116
Yeo Teknoloji Enerji ve Endustri AS
(a)
888 4,882
Zorlu Enerji Elektrik Uretim AS
(a)
27,504 3,337
1,060,578
United Arab Emirates – 2.4%
Abu Dhabi Commercial Bank PJSC 42,658 103,829
Abu Dhabi Islamic Bank PJSC 22,264 76,375
Abu Dhabi National Energy Co. PJSC 44,775 34,621
Abu Dhabi National Oil Co. for Distribution PJSC 34,113 33,528
ADNOC Drilling Co. PJSC 29,097 40,164
ADNOC Gas PLC 113,352 102,150
Aldar Properties PJSC 53,483 110,956
Alpha Dhabi Holding PJSC
(a)
16,930 51,624
Borouge PLC 49,988 34,704
Dubai Electricity & Water Authority PJSC 125,211 84,883
Dubai Islamic Bank PJSC 39,820 67,758
Emaar Properties PJSC 94,369 223,269
Emirates NBD Bank PJSC 36,073 186,601
Emirates Telecommunications Group Co. PJSC 47,936 231,262
First Abu Dhabi Bank PJSC 62,720 224,378
International Holdings Co. PJSC
(a)
10,662 1,175,345
Pure Health Holding PJSC
(a)
37,973 35,771
2,817,218
United States – 0.1%
BeiGene Ltd.
(a)
9,700 151,968
Total Common Stocks (cost $103,875,917) 118,327,059
Preferred Stocks – 1.7%
Brazil – 1.1%
Banco Bradesco SA, 7.95% 66,988 166,870
Braskem SA, Class A, 3.94%
(a)
3,348 10,133
Centrais Eletricas Brasileiras SA, Class B, 4.39% 2,690 19,573
Cia Energetica de Minas Gerais, 11.04% 27,345 53,616
Cia Paranaense de Energia - Copel, Class B, 4.18% 7,463 12,634
Gerdau SA, 6.89% 19,560 61,700
Itau Unibanco Holding SA, 7.53% 74,239 450,788
Itausa SA, 8.98% 83,015 152,012
Petroleo Brasileiro SA, 8.43% 65,718 406,881
Raizen SA, 6.33% 18,952 9,167
1,343,374
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, 9.48% 1,743 67,080
Colombia – 0.0%
Bancolombia SA, 11.02% 7,127 57,171
Russia – 0.0%
Sberbank of Russia PJSC, 8.09%
(a),(d)
4,890 0
Surgutneftegas PJSC, 1.19%
(a),(d)
37,000 0
Tatneft PJSC, Series 3, 12.59%
(a),(d)
266 0
0
South Korea – 0.5%
Hyundai Motor Co., 13.38% 353 40,262
Hyundai Motor Co., Series 2, 13.36% 506 59,033
LG Chem Ltd., 1.34% 307 46,717
LG Electronics, Inc., 2.00% 117 3,803
Samsung Electronics Co. Ltd., 2.22% 11,716 407,089

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 1.7% (continued)
South Korea – 0.5% (continued)
Samsung Fire & Marine Insurance Co. Ltd., 6.71% 46 8,717
565,621
Total Preferred Stocks (cost $1,967,810) 2,033,246
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(f)(g)
(cost $82,292) 82,292 82,292
Investment of Cash Collateral for Securities Loaned – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(f)(g)
(cost $417,578) 417,578 417,578
Total Investments (cost $106,343,597) 101.0% 120,860,175
Liabilities, Less Cash and Receivables (1.0)% (1,137,509)
Net Assets 100.0% 119,722,666
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities were valued at $6,095,254 or 5.09% of net assets.
(c)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $446,148 and the value of the collateral was $471,187, consisting of cash collateral of $417,578 and U.S. Government & Agency securities valued at $53,609. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at October 31, 2024. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in a real estate investment trust.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of October 31, 2024.
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 49,361 18,182,766 (18,149,835) 82,292 14,867
Investment of Cash Collateral for Securities Loaned – 0.4%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 11,880 3,202,486 (2,796,788) 417,578 5,735
2
Total – 0.5% 61,241 21,385,252 (20,946,623) 499,870 20,602
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
MSCI Emerging Markets Index 4 12/20/2024 219,918 225,300 5,382
Gross Unrealized Appreciation 5,382

STATEMENT OF INVESTMENTS
October 31, 2024
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
Ally Auto Receivables Trust
Series 2022-3, Class A4, 5.07%, 10/16/2028 125,000 125,691
Series 2024-1, Class A3, 5.08%, 12/15/2028 183,000 184,142
American Express Credit Account Master Trust
,
Series 2023-4, Class A, 5.15%, 9/15/2030 500,000 510,499
BA Credit Card Trust
,
Series 2023-A1, Class A1, 4.79%, 5/15/2028 75,000 75,279
Barclays Dryrock Issuance Trust
,
Series 2023-1, Class A, 4.72%, 2/15/2029 100,000 100,162
Capital One Multi-Asset Execution Trust
Series 2023-A1, Class A, 4.42%, 5/15/2028 80,000 79,836
Series 2019-A3, Class A3, 2.06%, 8/15/2028 40,000 38,289
CarMax Auto Owner Trust
Series 2021-4, Class A4, 0.82%, 4/15/2027 140,000 134,237
Series 2023-2, Class A3, 5.05%, 1/18/2028 30,000 30,117
Series 2023-3, Class A3, 5.28%, 5/15/2028 100,000 100,727
Series 2024-2, Class A3, 5.50%, 1/16/2029 215,000 218,686
Chase Issuance Trust
Series 2022-A1, Class A, 3.97%, 9/15/2027 700,000 696,060
Series 2023-A1, Class A, 5.16%, 9/15/2028 175,000 177,017
Series 2024-A2, Class A, 4.63%, 1/15/2031 650,000 651,864
CNH Equipment Trust
,
Series 2023-A, Class A4, 4.77%, 10/15/2030 100,000 100,403
Discover Card Execution Note Trust
,
Series 2023-A1, Class A, 4.31%, 3/15/2028 575,000 572,986
Ford Credit Auto Lease Trust
,
Series 2024-B, Class A3, 4.99%, 12/15/2027 100,000 100,594
Ford Credit Auto Owner Trust
,
Series 2023-A, Class A3, 4.65%, 2/15/2028 125,000 125,027
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3, 5.39%, 7/20/2027 100,000 101,121
Series 2024-1, Class A4, 5.09%, 2/22/2028 80,000 80,518
Honda Auto Receivables Owner Trust
Series 2023-1, Class A4, 4.97%, 6/21/2029 800,000 804,523
Series 2023-4, Class A4, 5.66%, 2/21/2030 115,000 117,641
Hyundai Auto Receivables Trust
Series 2022-C, Class A4, 5.52%, 10/16/2028 1,100,000 1,115,067
Series 2023-C, Class A3, 5.54%, 10/16/2028 125,000 126,966
Series 2023-B, Class A4, 5.31%, 8/15/2029 296,000 300,757
Nissan Auto Receivables Owner Trust
,
Series 2024-A, Class A3, 5.28%, 12/15/2028 400,000 405,146
Santander Drive Auto Receivables Trust
,
Series 2023-1, Class C, 5.09%, 5/15/2030 200,000 200,493
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A3, 5.16%, 4/17/2028 110,000 110,765
Series 2024-A, Class A4, 4.77%, 4/16/2029 200,000 200,795
Verizon Master Trust
Series 2022-6, Class A, 3.67%, 1/22/2029 100,000 99,238
Series 2023-7, Class A1A, 5.67%, 11/20/2029 500,000 510,002
Volkswagen Auto Loan Enhanced Trust
,
Series 2023-1, Class A3, 5.02%, 6/20/2028 100,000 100,531
World Omni Auto Receivables Trust
Series 2024-A, Class A3, 4.86%, 3/15/2029 100,000 100,219
Series 2024-B, Class A3, 5.27%, 9/17/2029 100,000 101,454
Total Asset-Backed Securities (cost $8,493,445) 8,496,852
Commercial Mortgage-Backed Securities – 0.8%
Bank Trust
Series 2019-BN16, Class A4, 4.01%, 2/15/2052 85,000 81,417
Series 2019-BN21, Class A5, 2.85%, 10/17/2052 50,000 45,042
Series 2020-BN30, Class A4, 1.93%, 12/15/2053 60,000 49,583
Series 2021-BN31, Class A4, 2.04%, 2/15/2054 150,000 125,661
Series 2022-BNK42, Class A5, 4.49%, 6/15/2055 90,000 86,310
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 110,000 113,748

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
Bank Trust (continued)
Series 2023-BNK46, Class A4, 5.75%, 8/15/2056 200,000 208,745
Series 2017-BNK6, Class A4, 3.25%, 7/15/2060 47,314 45,382
Series 2018-BN10, Class A5, 3.69%, 2/15/2061 93,000 89,434
Series 2018-BN11, Class A2, 3.78%, 3/15/2061 188,258 181,259
Series 2018-BN12, Class A3, 3.99%, 5/15/2061 80,000 77,510
Series 2019-BN18, Class A4, 3.58%, 5/15/2062 1,593,000 1,462,488
Series 2020-BN25, Class A5, 2.65%, 1/15/2063 120,000 106,723
Series 2021-BN37, Class A4, 2.37%, 11/15/2064 100,000 83,966
Barclays Commercial Mortgage Trust
,
Series 2019-C4, Class A5, 2.92%, 8/15/2052 25,000 22,824
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/2051 85,000 82,376
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 53,206
Series 2021-C9, Class A5, 2.30%, 2/15/2054 250,000 213,639
Series 2021-C12, Class A5, 2.69%, 11/15/2054 400,000 344,328
Series 2022-C18, Class A5, 5.71%, 12/15/2055 100,000 104,140
Series 2023-C20, Class A3, 5.99%, 7/15/2056 1,000,000 1,028,748
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 37,581
Series 2018-B2, Class A4, 3.61%, 2/15/2051 50,000 48,180
Series 2020-B16, Class AM, 2.94%, 2/15/2053 180,000 156,470
Series 2020-B21, Class A5, 1.98%, 12/17/2053 450,000 376,484
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 99,993
Series 2021-B30, Class A5, 2.58%, 11/15/2054 125,000 106,662
Series 2022-B32, Class A5, 3.00%, 1/15/2055 150,000 128,098
Series 2022-B34, Class A5, 3.79%, 4/15/2055 250,000 224,598
Series 2022-B35, Class A5, 4.44%, 5/15/2055 240,000 225,866
Series 2023-V2, Class A2, 5.36%, 5/15/2055 260,000 261,148
Series 2024-V7, Class A3, 6.23%, 5/15/2056 330,000 344,251
Series 2024-V8, Class A3, 6.19%, 7/15/2057 350,000 364,893
Series 2019-B14, Class B, 3.49%, 12/15/2062 200,000 163,508
BMO Mortgage Trust
Series 2023-C4, Class A5, 5.12%, 2/15/2056 50,000 49,956
Series 2024-C8, Class A5, 5.60%, 3/15/2057 300,000 311,098
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 200,000 210,908
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 100,000 98,295
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 113,517
Series 2016-C3, Class A4, 3.15%, 11/15/2049 130,000 124,940
Series 2017-C4, Class A4, 3.47%, 10/12/2050 125,000 119,531
COMM Mortgage Trust
Series 2015-LC23, Class A4, 3.77%, 10/10/2048 50,000 49,455
Series 2019-GC44, Class A5, 2.95%, 8/15/2057 200,000 180,269
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.55%, 11/15/2048 108,000 104,374
Series 2017-C8, Class A4, 3.39%, 6/15/2050 1,000,000 941,878
Series 2018-CX11, Class A4, 3.77%, 4/15/2051 50,000 48,754
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%, 5/10/2049 100,000 97,450
Series 2017-GS8, Class A3, 3.21%, 11/10/2050 80,000 76,467
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 25,000 23,891
Series 2020-GC45, Class AAB, 2.84%, 2/13/2053 180,000 171,186
JPMBB Commercial Mortgage Securities Trust
,
Series 2015-C32, Class A5, 3.60%, 11/15/2048 100,000 97,815
JPMCC Commercial Mortgage Securities Trust
Series 2016-JP3, Class A4, 2.63%, 8/15/2049 1,001,299 966,248
Series 2017-JP6, Class A4, 3.22%, 7/15/2050 100,000 95,443

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
JPMCC Commercial Mortgage Securities Trust (continued)
Series 2019-COR5, Class A4, 3.39%, 6/13/2052 400,000 362,576
Morgan Stanley Bank of America Merrill Lynch Trust
,
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 146,700
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049 50,000 48,847
Series 2017-H1, Class A5, 3.53%, 6/15/2050 1,390,000 1,340,841
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 88,706
Series 2021-L5, Class A2, 1.52%, 5/15/2054 175,000 163,723
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.42%, 12/15/2050 49,229 47,005
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,006 23,197
Series 2018-C12, Class A4, 4.03%, 8/15/2051 400,000 386,793
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 70,775
Wells Fargo Commercial Mortgage Trust
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 96,007
Series 2017-C41, Class A3, 3.21%, 11/15/2050 250,000 238,395
Series 2017-C41, Class A4, 3.47%, 11/15/2050 210,000 200,790
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 141,537
Series 2019-C54, Class A4, 3.15%, 12/15/2052 300,000 274,391
Series 2020-C55, Class A5, 2.73%, 2/15/2053 100,000 89,314
Series 2021-C61, Class A4, 2.66%, 11/15/2054 150,000 128,649
Series 2016-NXS5, Class A5, 3.37%, 1/15/2059 50,000 49,211
Total Commercial Mortgage-Backed Securities (cost $14,980,854) 14,923,193
Corporate Bonds and Notes – 24.7%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
4.60%, 2/08/2029 100,000 100,212
2.05%, 5/15/2030 31,000 27,025
4.85%, 2/08/2034 245,000 243,287
2.70%, 5/15/2040 74,000 54,197
Albemarle Corp.
5.45%, 12/01/2044 25,000 22,945
5.65%, 6/01/2052 35,000 31,670
ArcelorMittal SA
6.55%, 11/29/2027 92,000 95,745
4.25%, 7/16/2029
(a)
95,000 92,553
6.75%, 3/01/2041 148,000 155,224
Barrick PD Australia Finance Pty Ltd.
,
5.95% , 10/15/2039 157,000 163,599
BHP Billiton Finance USA Ltd.
5.25%, 9/08/2026 20,000 20,233
5.10%, 9/08/2028 110,000 111,649
5.25%, 9/08/2030 55,000 56,375
4.90%, 2/28/2033 35,000 34,908
5.25%, 9/08/2033 329,000 334,398
4.13%, 2/24/2042 155,000 134,124
5.00%, 9/30/2043 30,000 28,791
5.50%, 9/08/2053 140,000 142,388
Celanese US Holdings LLC
1.40%, 8/05/2026 10,000 9,399
6.17%, 7/15/2027 168,000 171,796
6.35%, 11/15/2028 20,000 20,699
6.33%, 7/15/2029 130,000 134,515
6.55%, 11/15/2030 205,000 214,721
6.70%, 11/15/2033 20,000 21,250

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Basic Materials – 0.6% (continued)
CF Industries, Inc.
5.15%, 3/15/2034 70,000 68,588
4.95%, 6/01/2043 280,000 251,414
5.38%, 3/15/2044 60,000 56,375
Dow Chemical Co. (The)
7.38%, 11/01/2029 70,000 77,486
5.15%, 2/15/2034
(a)
420,000 417,971
5.25%, 11/15/2041 463,000 438,043
4.38%, 11/15/2042 60,000 50,575
4.63%, 10/01/2044 305,000 263,610
6.90%, 5/15/2053 85,000 96,421
DuPont de Nemours, Inc.
4.49%, 11/15/2025 390,000 388,806
4.73%, 11/15/2028 35,000 34,979
5.32%, 11/15/2038 187,000 193,102
5.42%, 11/15/2048 110,000 114,846
Eastman Chemical Co.
5.63%, 2/20/2034 200,000 201,983
4.65%, 10/15/2044 195,000 167,396
Ecolab, Inc.
3.25%, 12/01/2027 90,000 86,696
5.25%, 1/15/2028 155,000 158,408
4.80%, 3/24/2030 35,000 35,168
1.30%, 1/30/2031 195,000 159,384
2.13%, 2/01/2032 20,000 16,814
3.95%, 12/01/2047 10,000 8,242
2.75%, 8/18/2055 60,000 37,071
EIDP, Inc.
4.50%, 5/15/2026 10,000 9,984
4.80%, 5/15/2033 29,000 28,543
FMC Corp.
3.20%, 10/01/2026 90,000 87,053
5.65%, 5/18/2033
(a)
50,000 50,316
Freeport-McMoRan, Inc.
5.00%, 9/01/2027 10,000 9,990
4.38%, 8/01/2028 125,000 121,829
5.25%, 9/01/2029 132,000 132,124
4.25%, 3/01/2030 205,000 196,141
5.45%, 3/15/2043 20,000 19,194
Huntsman International LLC
,
2.95% , 6/15/2031 50,000 42,262
International Flavors & Fragrances, Inc.
,
5.00% , 9/26/2048 96,000 85,160
International Paper Co.
,
4.80% , 6/15/2044 113,000 101,550
Linde, Inc.
3.20%, 1/30/2026 185,000 182,310
1.10%, 8/10/2030 230,000 190,219
LYB International Finance III LLC
5.63%, 5/15/2033 10,000 10,251
3.38%, 10/01/2040 185,000 139,188
4.20%, 10/15/2049 64,000 49,861
4.20%, 5/01/2050 265,000 205,949
3.80%, 10/01/2060 359,000 246,541

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Basic Materials – 0.6% (continued)
LyondellBasell Industries NV
,
4.63% , 2/26/2055 10,000 8,212
Mosaic Co. (The)
,
4.88% , 11/15/2041 10,000 8,883
NewMarket Corp.
,
2.70% , 3/18/2031 25,000 21,526
Newmont Corp.
6.25%, 10/01/2039 300,000 324,959
4.88%, 3/15/2042 35,000 32,778
Nucor Corp.
4.30%, 5/23/2027 10,000 9,959
3.95%, 5/01/2028 13,000 12,712
4.40%, 5/01/2048 100,000 86,259
2.98%, 12/15/2055 125,000 77,870
Nutrien Ltd.
4.20%, 4/01/2029 20,000 19,515
2.95%, 5/13/2030 70,000 63,582
5.40%, 6/21/2034 500,000 502,398
4.13%, 3/15/2035 100,000 89,833
PPG Industries, Inc.
,
1.20% , 3/15/2026 51,000 48,575
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 26,000 29,221
6.13%, 12/15/2033 100,000 108,014
Rio Tinto Finance USA PLC
5.00%, 3/09/2033 55,000 55,662
5.13%, 3/09/2053 155,000 148,951
RPM International, Inc.
,
3.75% , 3/15/2027 10,000 9,761
Sherwin-Williams Co. (The)
3.95%, 1/15/2026 62,000 61,460
3.45%, 6/01/2027 675,000 655,154
2.95%, 8/15/2029 125,000 115,100
2.30%, 5/15/2030 36,000 31,575
4.00%, 12/15/2042 40,000 32,657
4.50%, 6/01/2047 25,000 21,575
3.30%, 5/15/2050 85,000 59,017
Southern Copper Corp.
,
7.50% , 7/27/2035 100,000 115,937
Steel Dynamics, Inc.
,
3.25% , 1/15/2031 37,000 33,741
Suzano Austria GmbH
6.00%, 1/15/2029 25,000 25,313
5.00%, 1/15/2030 187,000 181,697
Series DM3N, 3.13%, 1/15/2032 170,000 142,789
Vale Overseas Ltd.
,
3.75% , 7/08/2030 567,000 527,855
Westlake Corp.
3.60%, 8/15/2026 59,000 57,750
5.00%, 8/15/2046 25,000 22,430
4.38%, 11/15/2047 470,000 382,762
11,779,028
Communications – 2.1%
Alphabet, Inc.
0.80%, 8/15/2027 324,000 295,850
1.10%, 8/15/2030 137,000 114,196
1.90%, 8/15/2040 160,000 107,768
2.05%, 8/15/2050 285,000 167,374
2.25%, 8/15/2060 10,000 5,733
Amazon.com, Inc.
4.60%, 12/01/2025 145,000 145,291
1.00%, 5/12/2026 200,000 190,289

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Communications – 2.1% (continued)
Amazon.com, Inc. (continued)
3.30%, 4/13/2027 150,000 146,359
1.20%, 6/03/2027 185,000 170,918
3.15%, 8/22/2027 335,000 324,337
4.55%, 12/01/2027 245,000 246,231
1.65%, 5/12/2028 575,000 523,491
4.65%, 12/01/2029 145,000 146,340
1.50%, 6/03/2030 117,000 99,592
2.10%, 5/12/2031 87,000 74,773
3.60%, 4/13/2032 125,000 116,939
4.80%, 12/05/2034 50,000 50,317
3.88%, 8/22/2037 431,000 386,930
2.88%, 5/12/2041 201,000 151,408
4.05%, 8/22/2047 272,000 231,179
2.50%, 6/03/2050 155,000 96,369
3.10%, 5/12/2051 227,000 159,356
3.95%, 4/13/2052 134,000 109,988
4.25%, 8/22/2057 90,000 76,638
2.70%, 6/03/2060 10,000 6,035
3.25%, 5/12/2061 160,000 108,412
4.10%, 4/13/2062 190,000 154,787
America Movil SAB de CV
6.13%, 3/30/2040 300,000 314,657
4.38%, 7/16/2042 305,000 263,059
AT&T, Inc.
3.88%, 1/15/2026 285,000 282,196
1.70%, 3/25/2026 150,000 143,934
2.95%, 7/15/2026 50,000 48,619
3.80%, 2/15/2027 35,000 34,345
4.25%, 3/01/2027 150,000 148,914
2.30%, 6/01/2027 95,000 89,744
1.65%, 2/01/2028 305,000 277,133
4.10%, 2/15/2028 365,000 358,606
4.35%, 3/01/2029 600,000 591,491
2.75%, 6/01/2031 61,000 53,589
2.25%, 2/01/2032 75,000 62,406
2.55%, 12/01/2033 300,000 244,226
5.40%, 2/15/2034 500,000 507,742
5.25%, 3/01/2037 100,000 98,777
4.85%, 3/01/2039 35,000 32,831
3.50%, 6/01/2041 25,000 19,635
5.15%, 3/15/2042 219,000 207,151
3.10%, 2/01/2043 55,000 40,178
4.75%, 5/15/2046 500,000 444,982
4.50%, 3/09/2048 75,000 63,720
4.55%, 3/09/2049 50,000 42,830
5.15%, 2/15/2050 450,000 417,640
3.65%, 6/01/2051 150,000 109,001
3.30%, 2/01/2052 200,000 136,756
3.50%, 9/15/2053 445,000 309,607
3.55%, 9/15/2055 493,000 342,255
3.80%, 12/01/2057 615,000 440,751
3.65%, 9/15/2059 350,000 240,044
3.85%, 6/01/2060 205,000 146,998

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Communications – 2.1% (continued)
Bell Telephone Co. of Canada or Bell Canada (The)
4.46%, 4/01/2048 24,000 20,174
4.30%, 7/29/2049 180,000 146,552
Booking Holdings, Inc.
3.60%, 6/01/2026 70,000 69,039
3.55%, 3/15/2028 25,000 24,228
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.80%, 4/01/2031 731,000 614,445
2.30%, 2/01/2032 120,000 94,683
6.65%, 2/01/2034 170,000 174,535
5.38%, 4/01/2038 20,000 17,803
3.50%, 6/01/2041 250,000 170,734
5.13%, 7/01/2049 175,000 137,245
4.80%, 3/01/2050 230,000 172,740
3.70%, 4/01/2051 455,000 284,658
3.90%, 6/01/2052 45,000 28,972
6.83%, 10/23/2055 41,000 39,762
3.85%, 4/01/2061 100,000 60,090
4.40%, 12/01/2061 760,000 505,208
5.50%, 4/01/2063 150,000 119,268
Cisco Systems, Inc.
4.90%, 2/26/2026 300,000 302,020
2.95%, 2/28/2026 25,000 24,529
5.90%, 2/15/2039 350,000 376,548
5.50%, 1/15/2040 125,000 128,989
5.35%, 2/26/2064 332,000 332,873
Comcast Corp.
2.35%, 1/15/2027 195,000 185,996
3.30%, 2/01/2027 120,000 116,949
5.35%, 11/15/2027 385,000 394,095
3.55%, 5/01/2028 140,000 135,078
4.15%, 10/15/2028 260,000 255,258
4.55%, 1/15/2029 35,000 34,868
5.10%, 6/01/2029 400,000 406,517
1.95%, 1/15/2031 172,000 145,512
1.50%, 2/15/2031 50,000 41,005
4.25%, 1/15/2033 50,000 47,518
4.65%, 2/15/2033 50,000 49,211
4.80%, 5/15/2033 15,000 14,815
4.20%, 8/15/2034 150,000 140,248
5.65%, 6/15/2035 125,000 129,902
6.95%, 8/15/2037 100,000 114,418
4.60%, 10/15/2038 125,000 115,587
3.25%, 11/01/2039 93,000 72,269
3.75%, 4/01/2040 750,000 619,302
3.97%, 11/01/2047 50,000 39,547
4.00%, 3/01/2048 250,000 199,239
2.80%, 1/15/2051 255,000 159,850
2.89%, 11/01/2051 160,000 101,545
5.35%, 5/15/2053 125,000 120,977
5.65%, 6/01/2054 150,000 152,078
2.94%, 11/01/2056 400,000 246,379
2.65%, 8/15/2062 50,000 27,762
2.99%, 11/01/2063 235,000 140,439
5.50%, 5/15/2064 625,000 608,939

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Communications – 2.1% (continued)
Corning, Inc.
5.35%, 11/15/2048 50,000 48,356
3.90%, 11/15/2049 50,000 38,965
5.85%, 11/15/2068 15,000 14,954
5.45%, 11/15/2079 197,000 184,009
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 50,000 58,817
9.25%, 6/01/2032 100,000 125,299
Discovery Communications LLC
3.95%, 3/20/2028 275,000 259,496
3.63%, 5/15/2030 558,000 494,159
5.20%, 9/20/2047 30,000 23,444
4.65%, 5/15/2050 80,000 58,088
eBay, Inc.
1.40%, 5/10/2026 45,000 42,826
3.60%, 6/05/2027 155,000 151,484
2.70%, 3/11/2030 17,000 15,291
6.30%, 11/22/2032 10,000 10,793
4.00%, 7/15/2042 175,000 142,469
3.65%, 5/10/2051 28,000 20,487
Expedia Group, Inc.
4.63%, 8/01/2027 30,000 29,879
3.80%, 2/15/2028 133,000 128,766
FactSet Research Systems, Inc.
,
2.90% , 3/01/2027 125,000 119,851
Fox Corp.
4.71%, 1/25/2029 50,000 49,785
3.50%, 4/08/2030 115,000 106,924
6.50%, 10/13/2033 30,000 31,944
5.48%, 1/25/2039 100,000 96,578
5.58%, 1/25/2049 85,000 80,598
Grupo Televisa SAB
,
6.63% , 1/15/2040 71,000 67,675
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030 20,000 19,784
3.38%, 3/01/2041 60,000 44,781
5.40%, 10/01/2048 40,000 37,635
Juniper Networks, Inc.
1.20%, 12/10/2025 40,000 38,377
3.75%, 8/15/2029 40,000 37,772
2.00%, 12/10/2030 110,000 91,602
Meta Platforms, Inc.
3.50%, 8/15/2027 70,000 68,460
4.60%, 5/15/2028 70,000 70,464
4.80%, 5/15/2030 100,000 101,259
4.55%, 8/15/2031 250,000 248,086
3.85%, 8/15/2032 220,000 207,257
4.95%, 5/15/2033 30,000 30,494
4.75%, 8/15/2034 250,000 247,180
4.45%, 8/15/2052 223,000 195,719
5.40%, 8/15/2054 100,000 100,333
4.65%, 8/15/2062 160,000 141,809
5.75%, 5/15/2063 495,000 515,633
Motorola Solutions, Inc.
4.60%, 2/23/2028 20,000 19,918
2.30%, 11/15/2030 992,000 852,689

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Communications – 2.1% (continued)
Motorola Solutions, Inc. (continued)
5.60%, 6/01/2032 97,000 99,984
5.50%, 9/01/2044 22,000 21,600
Netflix, Inc.
4.88%, 4/15/2028 530,000 532,978
5.88%, 11/15/2028 321,000 335,135
6.38%, 5/15/2029 40,000 42,735
Omnicom Group, Inc.
,
2.60% , 8/01/2031 190,000 163,875
Orange SA
9.00%, 3/01/2031 227,000 274,396
5.38%, 1/13/2042 67,000 65,557
Paramount Global
7.88%, 7/30/2030 40,000 43,083
5.90%, 10/15/2040 150,000 129,735
5.85%, 9/01/2043 180,000 152,786
4.90%, 8/15/2044 375,000 278,440
4.95%, 5/19/2050 110,000 81,879
Rogers Communications, Inc.
3.20%, 3/15/2027 250,000 240,993
4.50%, 3/15/2042 500,000 430,525
4.30%, 2/15/2048 160,000 128,515
4.35%, 5/01/2049 80,000 64,857
Sprint Capital Corp.
6.88%, 11/15/2028 60,000 64,372
8.75%, 3/15/2032 35,000 42,316
Sprint LLC
,
7.63% , 3/01/2026 56,000 57,468
TCI Communications, Inc.
,
7.88% , 2/15/2026 150,000 155,818
Telefonica Emisiones SA
7.05%, 6/20/2036 120,000 133,800
4.90%, 3/06/2048 200,000 174,624
5.52%, 3/01/2049 130,000 123,623
Telefonica Europe BV
,
8.25% , 9/15/2030 75,000 86,330
TELUS Corp.
3.70%, 9/15/2027 14,000 13,578
4.60%, 11/16/2048 60,000 50,666
Time Warner Cable Enterprises LLC
,
8.38% , 7/15/2033 53,000 59,505
Time Warner Cable LLC
6.55%, 5/01/2037 100,000 96,028
7.30%, 7/01/2038 110,000 112,019
6.75%, 6/15/2039 90,000 87,548
5.88%, 11/15/2040 600,000 529,526
5.50%, 9/01/2041 150,000 126,284
T-Mobile USA, Inc.
1.50%, 2/15/2026 377,000 361,911
2.25%, 2/15/2026 55,000 53,277
2.63%, 4/15/2026 65,000 63,020
3.75%, 4/15/2027 285,000 279,029
2.05%, 2/15/2028 520,000 477,403
4.95%, 3/15/2028 120,000 120,646
4.80%, 7/15/2028 450,000 450,026
2.40%, 3/15/2029 100,000 90,466
3.88%, 4/15/2030 22,000 20,898
2.55%, 2/15/2031 391,000 339,928
2.88%, 2/15/2031 150,000 132,868

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Communications – 2.1% (continued)
T-Mobile USA, Inc. (continued)
2.70%, 3/15/2032 109,000 93,390
5.05%, 7/15/2033 100,000 99,548
5.75%, 1/15/2034 160,000 166,738
5.15%, 4/15/2034 300,000 299,636
4.38%, 4/15/2040 315,000 278,513
3.00%, 2/15/2041 85,000 62,409
4.50%, 4/15/2050 95,000 80,568
3.30%, 2/15/2051 260,000 178,801
3.40%, 10/15/2052 25,000 17,404
5.65%, 1/15/2053 428,000 428,726
5.75%, 1/15/2054 45,000 45,586
6.00%, 6/15/2054 90,000 94,537
3.60%, 11/15/2060 95,000 65,302
5.80%, 9/15/2062 25,000 25,206
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 85,471
4.13%, 6/01/2044 70,000 59,122
3.00%, 7/30/2046 135,000 93,083
VeriSign, Inc.
,
4.75% , 7/15/2027 436,000 432,297
Verizon Communications, Inc.
2.10%, 3/22/2028 325,000 298,404
4.33%, 9/21/2028 603,000 594,674
3.88%, 2/08/2029 161,000 155,767
4.02%, 12/03/2029 250,000 240,426
3.15%, 3/22/2030 50,000 45,909
1.50%, 9/18/2030 205,000 170,636
1.68%, 10/30/2030 140,000 116,354
1.75%, 1/20/2031 80,000 66,349
2.55%, 3/21/2031 175,000 151,901
2.36%, 3/15/2032 455,000 379,658
5.05%, 5/09/2033 165,000 165,202
4.50%, 8/10/2033 50,000 47,590
4.78%, 2/15/2035
(b)
250,000 240,830
5.25%, 3/16/2037 200,000 198,134
4.81%, 3/15/2039 500,000 468,012
3.40%, 3/22/2041 185,000 143,251
2.85%, 9/03/2041 50,000 35,570
6.55%, 9/15/2043 260,000 291,484
4.86%, 8/21/2046 50,000 45,909
5.50%, 3/16/2047 40,000 40,192
4.52%, 9/15/2048 194,000 167,849
2.88%, 11/20/2050 435,000 276,558
3.55%, 3/22/2051 15,000 10,964
3.88%, 3/01/2052 30,000 23,022
5.01%, 8/21/2054 25,000 22,945
2.99%, 10/30/2056 210,000 129,999
3.00%, 11/20/2060 554,000 334,487
3.70%, 3/22/2061 140,000 99,299
Vodafone Group PLC
5.25%, 5/30/2048 10,000 9,401
4.88%, 6/19/2049 90,000 79,312
4.25%, 9/17/2050 30,000 23,712
5.63%, 2/10/2053 200,000 194,032
5.13%, 6/19/2059 193,000 170,862

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Communications – 2.1% (continued)
Vodafone Group PLC (continued)
5.75%, 2/10/2063 55,000 52,807
Walt Disney Co. (The)
3.70%, 3/23/2027 600,000 590,354
2.00%, 9/01/2029 70,000 62,231
3.80%, 3/22/2030 100,000 95,871
2.65%, 1/13/2031 150,000 133,332
6.20%, 12/15/2034 250,000 274,892
6.40%, 12/15/2035 10,000 11,065
6.65%, 11/15/2037 185,000 209,043
4.63%, 3/23/2040 165,000 155,454
3.50%, 5/13/2040 85,000 68,787
4.75%, 9/15/2044 50,000 46,113
4.70%, 3/23/2050 120,000 110,227
3.60%, 1/13/2051 205,000 154,695
Weibo Corp.
,
3.38% , 7/08/2030
(a)
225,000 201,979
42,653,235
Consumer, Cyclical – 1.6%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/01/2026 4,826 4,650
Series 2015-1, Class A, 3.38%, 5/01/2027 5,499 5,245
Series 2016-2, Class AA, 3.20%, 6/15/2028 39,120 36,898
Series 2017-1, Class AA, 3.65%, 2/15/2029 31,938 30,462
Series 2017-2, Class AA, 3.35%, 10/15/2029 145,846 136,897
American Honda Finance Corp.
Series G, 5.25%, 7/07/2026 15,000 15,173
4.70%, 1/12/2028 15,000 15,058
Series G, 5.13%, 7/07/2028 35,000 35,479
5.65%, 11/15/2028 85,000 87,903
2.25%, 1/12/2029 131,000 118,804
4.60%, 4/17/2030 100,000 98,926
Series G, 5.85%, 10/04/2030 136,000 142,609
Aptiv PLC / Aptiv Corp.
,
4.15% , 5/01/2052 70,000 51,754
AutoNation, Inc.
,
1.95% , 8/01/2028 45,000 39,999
AutoZone, Inc.
5.05%, 7/15/2026 10,000 10,074
4.50%, 2/01/2028 19,000 18,883
6.25%, 11/01/2028 411,000 432,400
4.00%, 4/15/2030 75,000 71,826
6.55%, 11/01/2033 10,000 10,870
Best Buy Co., Inc.
,
4.45% , 10/01/2028 308,000 304,397
Choice Hotels International, Inc.
3.70%, 12/01/2029 120,000 111,306
3.70%, 1/15/2031 55,000 49,607
Costco Wholesale Corp.
3.00%, 5/18/2027 423,000 409,893
1.38%, 6/20/2027 70,000 64,757
Cummins, Inc.
4.90%, 2/20/2029 150,000 151,684
5.15%, 2/20/2034 200,000 203,694
2.60%, 9/01/2050 50,000 30,890
Darden Restaurants, Inc.
3.85%, 5/01/2027
(a)
210,000 205,274
6.30%, 10/10/2033 10,000 10,547

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Cyclical – 1.6% (continued)
Darden Restaurants, Inc. (continued)
4.55%, 2/15/2048 20,000 16,392
Dick's Sporting Goods, Inc.
3.15%, 1/15/2032 50,000 43,860
4.10%, 1/15/2052 85,000 62,427
Dollar General Corp.
4.15%, 11/01/2025 60,000 59,523
4.63%, 11/01/2027 100,000 99,184
5.20%, 7/05/2028 10,000 10,075
3.50%, 4/03/2030 50,000 46,058
5.45%, 7/05/2033
(a)
315,000 311,982
4.13%, 4/03/2050 153,000 115,532
Dollar Tree, Inc.
4.20%, 5/15/2028 100,000 97,052
3.38%, 12/01/2051 25,000 16,021
Ford Motor Co.
9.63%, 4/22/2030 50,000 57,978
7.45%, 7/16/2031 127,000 137,522
3.25%, 2/12/2032 423,000 354,213
6.10%, 8/19/2032 100,000 100,507
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 200,000 196,173
6.95%, 3/06/2026 220,000 224,219
2.70%, 8/10/2026 250,000 238,508
4.13%, 8/17/2027 285,000 275,417
6.80%, 5/12/2028 400,000 414,501
7.12%, 11/07/2033 700,000 740,750
General Motors Co.
4.20%, 10/01/2027 115,000 112,807
5.60%, 10/15/2032
(a)
750,000 761,476
6.60%, 4/01/2036 253,000 268,211
5.15%, 4/01/2038 122,000 114,410
6.75%, 4/01/2046 31,000 32,995
5.95%, 4/01/2049 108,000 105,403
General Motors Financial Co., Inc.
5.25%, 3/01/2026 25,000 25,069
4.00%, 10/06/2026 225,000 221,654
2.35%, 2/26/2027 265,000 250,362
5.00%, 4/09/2027 95,000 95,128
6.00%, 1/09/2028 122,000 125,437
5.80%, 6/23/2028 371,000 379,796
2.40%, 10/15/2028 240,000 216,882
5.85%, 4/06/2030 15,000 15,372
3.60%, 6/21/2030 50,000 45,839
2.35%, 1/08/2031 445,000 374,759
2.70%, 6/10/2031 105,000 89,185
Genuine Parts Co.
,
2.75% , 2/01/2032 20,000 16,987
Hasbro, Inc.
3.55%, 11/19/2026 50,000 48,707
3.90%, 11/19/2029 70,000 65,928
6.35%, 3/15/2040 50,000 51,916
Home Depot, Inc. (The)
2.50%, 4/15/2027 20,000 19,129
2.88%, 4/15/2027 128,000 123,593

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Cyclical – 1.6% (continued)
Home Depot, Inc. (The) (continued)
2.95%, 6/15/2029 125,000 116,573
4.75%, 6/25/2029 839,000 844,835
2.70%, 4/15/2030 168,000 152,109
1.38%, 3/15/2031 127,000 103,816
4.50%, 9/15/2032 250,000 246,542
4.95%, 6/25/2034 640,000 640,754
5.88%, 12/16/2036 550,000 588,930
4.25%, 4/01/2046 400,000 343,201
2.38%, 3/15/2051 521,000 305,937
3.63%, 4/15/2052 150,000 113,273
3.50%, 9/15/2056 15,000 10,877
Honda Motor Co. Ltd.
2.53%, 3/10/2027 415,000 396,904
2.97%, 3/10/2032
(a)
55,000 48,796
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 50,026
5.75%, 1/30/2027 23,000 23,448
5.75%, 4/23/2030 75,000 76,927
JetBlue Pass-Through Trust
,
Series 2020-1 , Class A , 4.00% , 11/15/2032 30,839 29,229
Las Vegas Sands Corp.
,
3.90% , 8/08/2029 50,000 46,708
Lear Corp.
3.50%, 5/30/2030 108,000 98,936
5.25%, 5/15/2049 45,000 40,236
Leggett & Platt, Inc.
,
3.50% , 11/15/2027 125,000 118,555
Lennar Corp.
5.00%, 6/15/2027 135,000 135,790
4.75%, 11/29/2027 150,000 150,029
Lowe's Cos., Inc.
3.35%, 4/01/2027 135,000 131,104
3.10%, 5/03/2027 252,000 243,249
1.70%, 9/15/2028 420,000 375,811
1.70%, 10/15/2030 40,000 33,495
2.63%, 4/01/2031 110,000 96,369
3.75%, 4/01/2032 300,000 277,510
5.00%, 4/15/2040 50,000 48,019
3.70%, 4/15/2046 433,000 327,674
4.05%, 5/03/2047 105,000 83,601
3.00%, 10/15/2050 85,000 54,694
3.50%, 4/01/2051 30,000 21,162
4.25%, 4/01/2052 500,000 402,222
4.45%, 4/01/2062 129,000 102,937
5.80%, 9/15/2062 40,000 39,992
Magna International, Inc.
5.98%, 3/21/2026 32,000 31,965
2.45%, 6/15/2030 20,000 17,546
Marriott International, Inc.
Series R, 3.13%, 6/15/2026 120,000 117,192
5.45%, 9/15/2026 10,000 10,144
5.55%, 10/15/2028 15,000 15,421
Series AA, 4.65%, 12/01/2028 50,000 49,792
Series GG, 3.50%, 10/15/2032 150,000 133,403

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Cyclical – 1.6% (continued)
Mattel, Inc.
,
5.45% , 11/01/2041 25,000 22,935
McDonald's Corp.
3.80%, 4/01/2028 25,000 24,352
4.80%, 8/14/2028 10,000 10,055
2.63%, 9/01/2029 341,000 311,168
3.60%, 7/01/2030 118,000 111,210
4.95%, 8/14/2033 100,000 100,339
4.70%, 12/09/2035 269,000 260,688
6.30%, 3/01/2038 135,000 147,627
4.88%, 12/09/2045 130,000 119,626
4.45%, 3/01/2047 241,000 208,306
4.45%, 9/01/2048 240,000 206,151
3.63%, 9/01/2049 105,000 78,088
4.20%, 4/01/2050 175,000 142,906
5.15%, 9/09/2052 100,000 94,466
5.45%, 8/14/2053 115,000 113,309
MDC Holdings, Inc.
2.50%, 1/15/2031 342,000 299,589
3.97%, 8/06/2061
(a)
25,000 19,775
Mercedes-Benz Finance North America LLC
,
8.50% , 1/18/2031 110,000 130,225
NIKE, Inc.
2.38%, 11/01/2026 164,000 157,746
2.75%, 3/27/2027 350,000 337,062
2.85%, 3/27/2030 175,000 160,211
3.25%, 3/27/2040 40,000 31,680
3.88%, 11/01/2045 250,000 203,661
3.38%, 3/27/2050 85,000 62,393
O'Reilly Automotive, Inc.
3.55%, 3/15/2026 25,000 24,600
5.75%, 11/20/2026 50,000 51,004
3.60%, 9/01/2027 50,000 48,602
3.90%, 6/01/2029 45,000 43,432
1.75%, 3/15/2031 20,000 16,513
PACCAR Financial Corp.
1.10%, 5/11/2026 40,000 38,091
Series D, 5.20%, 11/09/2026 50,000 50,825
2.00%, 2/04/2027 10,000 9,478
Polaris, Inc.
,
6.95% , 3/15/2029 50,000 52,774
PulteGroup, Inc.
5.00%, 1/15/2027 17,000 17,049
6.00%, 2/15/2035 25,000 26,151
Ralph Lauren Corp.
,
2.95% , 6/15/2030 110,000 100,139
Ross Stores, Inc.
,
0.88% , 4/15/2026 15,000 14,203
Sands China Ltd.
2.30%, 3/08/2027 200,000 186,169
5.40%, 8/08/2028 204,000 203,058
Southwest Airlines Co.
5.13%, 6/15/2027 175,000 176,172
2.63%, 2/10/2030
(a)
75,000 66,587
Starbucks Corp.
2.45%, 6/15/2026 300,000 290,392
2.00%, 3/12/2027 120,000 113,259
4.00%, 11/15/2028 43,000 42,035
3.55%, 8/15/2029 161,000 153,540
4.80%, 2/15/2033
(a)
165,000 163,873

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Cyclical – 1.6% (continued)
Starbucks Corp. (continued)
3.75%, 12/01/2047 150,000 113,405
4.45%, 8/15/2049 40,000 33,785
3.35%, 3/12/2050 40,000 27,817
3.50%, 11/15/2050 202,000 145,412
Tapestry, Inc.
7.05%, 11/27/2025 50,000 50,692
7.00%, 11/27/2026 283,000 289,005
7.85%, 11/27/2033 400,000 408,377
Target Corp.
2.50%, 4/15/2026 80,000 78,239
3.38%, 4/15/2029
(a)
223,000 213,071
2.35%, 2/15/2030 40,000 35,748
4.50%, 9/15/2032 100,000 98,144
4.00%, 7/01/2042 134,000 115,524
3.90%, 11/15/2047 38,000 30,654
2.95%, 1/15/2052 120,000 79,974
4.80%, 1/15/2053
(a)
265,000 246,357
TJX Companies, Inc. (The)
2.25%, 9/15/2026 200,000 192,492
1.15%, 5/15/2028 10,000 8,938
1.60%, 5/15/2031 102,000 84,248
Toll Brothers Finance Corp.
,
4.88% , 11/15/2025 148,000 147,883
Toyota Motor Corp.
5.28%, 7/13/2026 10,000 10,140
5.12%, 7/13/2028 25,000 25,457
Toyota Motor Credit Corp.
4.45%, 5/18/2026 15,000 15,002
5.00%, 8/14/2026 45,000 45,423
5.40%, 11/20/2026 50,000 50,909
3.20%, 1/11/2027 25,000 24,357
3.05%, 3/22/2027 130,000 126,148
5.45%, 11/10/2027 320,000 328,380
4.63%, 1/12/2028 200,000 200,440
5.25%, 9/11/2028 80,000 81,768
5.05%, 5/16/2029 646,000 654,696
4.45%, 6/29/2029 70,000 69,391
5.55%, 11/20/2030 50,000 51,892
1.65%, 1/10/2031 140,000 116,544
5.10%, 3/21/2031 400,000 405,599
1.90%, 9/12/2031 68,000 56,673
Tractor Supply Co.
,
5.25% , 5/15/2033 15,000 15,097
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026 24,090 23,606
Series 2018-1, Class AA, 3.50%, 3/01/2030 70,998 66,749
Series 2023-1, Class A, 5.80%, 1/15/2036 161,313 165,789
Walmart, Inc.
3.05%, 7/08/2026 12,000 11,755
1.05%, 9/17/2026 65,000 61,257
5.88%, 4/05/2027 77,000 79,782
3.90%, 4/15/2028 15,000 14,797
3.70%, 6/26/2028 50,000 48,989
1.50%, 9/22/2028 60,000 54,001
4.00%, 4/15/2030 105,000 103,238
1.80%, 9/22/2031 81,000 68,402

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Cyclical – 1.6% (continued)
Walmart, Inc. (continued)
4.10%, 4/15/2033 525,000 507,574
5.25%, 9/01/2035 70,000 73,027
3.95%, 6/28/2038 10,000 9,147
2.50%, 9/22/2041 100,000 71,116
4.05%, 6/29/2048 98,000 83,642
2.95%, 9/24/2049 188,000 130,932
2.65%, 9/22/2051 285,000 183,602
4.50%, 9/09/2052 129,000 117,210
4.50%, 4/15/2053 90,000 81,986
WarnerMedia Holdings, Inc.
6.41%, 3/15/2026 215,000 215,019
3.76%, 3/15/2027 220,000 211,818
4.05%, 3/15/2029 275,000 256,925
4.28%, 3/15/2032 35,000 30,702
5.05%, 3/15/2042 575,000 459,416
5.14%, 3/15/2052 130,000 97,903
5.39%, 3/15/2062 295,000 220,800
Whirlpool Corp.
,
4.75% , 2/26/2029
(a)
145,000 143,429
WW Grainger, Inc.
,
4.20% , 5/15/2047 90,000 76,479
30,968,918
Consumer, Non-cyclical – 4.4%
Abbott Laboratories
3.75%, 11/30/2026 145,000 143,409
1.15%, 1/30/2028 123,000 111,166
6.00%, 4/01/2039 25,000 27,374
4.90%, 11/30/2046 654,000 631,811
AbbVie, Inc.
3.20%, 5/14/2026 475,000 465,918
2.95%, 11/21/2026 500,000 484,856
4.25%, 11/14/2028 100,000 98,996
3.20%, 11/21/2029 145,000 135,591
4.95%, 3/15/2031 510,000 514,989
4.50%, 5/14/2035 100,000 95,820
4.30%, 5/14/2036 567,000 529,157
4.05%, 11/21/2039 150,000 131,608
5.35%, 3/15/2044 45,000 45,117
4.85%, 6/15/2044 195,000 182,769
4.75%, 3/15/2045 125,000 115,374
4.70%, 5/14/2045 269,000 246,612
4.25%, 11/21/2049 1,006,000 853,570
Adventist Health System/West
,
3.63% , 3/01/2049 82,000 59,396
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 48,680
Series 2020, 2.21%, 6/15/2030 18,000 15,795
Aetna, Inc.
6.63%, 6/15/2036 245,000 264,875
4.75%, 3/15/2044 35,000 29,892
3.88%, 8/15/2047 58,000 42,843
Agilent Technologies, Inc.
2.75%, 9/15/2029 100,000 91,047
2.30%, 3/12/2031 47,000 40,308

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Ahold Finance USA LLC
,
6.88% , 5/01/2029 25,000 26,917
AHS Hospital Corp.
5.02%, 7/01/2045 85,000 81,870
Series 2021, 2.78%, 7/01/2051 280,000 181,653
Altria Group, Inc.
4.40%, 2/14/2026 10,000 9,951
2.63%, 9/16/2026 31,000 29,864
3.40%, 5/06/2030 150,000 138,351
2.45%, 2/04/2032 120,000 99,643
5.80%, 2/14/2039 75,000 76,186
3.40%, 2/04/2041 215,000 160,172
4.25%, 8/09/2042 470,000 385,757
4.50%, 5/02/2043 40,000 33,689
5.95%, 2/14/2049 180,000 181,134
4.45%, 5/06/2050 172,000 137,904
4.00%, 2/04/2061
(a)
50,000 36,530
Amgen, Inc.
5.51%, 3/02/2026 150,000 149,980
2.60%, 8/19/2026 127,000 122,625
2.20%, 2/21/2027 60,000 56,962
5.15%, 3/02/2028 240,000 243,329
3.00%, 2/22/2029 180,000 168,191
4.05%, 8/18/2029 250,000 242,294
5.25%, 3/02/2030 197,000 200,821
2.00%, 1/15/2032 250,000 205,642
3.35%, 2/22/2032 135,000 121,777
4.20%, 3/01/2033 286,000 268,766
5.60%, 3/02/2043 612,000 613,214
4.40%, 5/01/2045 75,000 63,966
4.56%, 6/15/2048 137,000 118,309
3.38%, 2/21/2050 200,000 144,703
4.66%, 6/15/2051 65,000 56,757
4.20%, 2/22/2052 90,000 72,950
5.65%, 3/02/2053 384,000 386,200
2.77%, 9/01/2053 215,000 132,082
4.40%, 2/22/2062 75,000 60,784
5.75%, 3/02/2063 215,000 215,051
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/01/2036 365,000 351,947
4.90%, 2/01/2046 736,000 686,400
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 160,000 150,689
4.90%, 1/23/2031 75,000 75,795
4.38%, 4/15/2038 775,000 710,751
8.20%, 1/15/2039 25,000 32,018
5.45%, 1/23/2039 25,000 25,460
8.00%, 11/15/2039 25,000 31,719
4.95%, 1/15/2042 25,000 23,794
4.60%, 4/15/2048 230,000 208,357
4.50%, 6/01/2050 100,000 89,785
5.80%, 1/23/2059 545,000 578,460
Archer-Daniels-Midland Company
,
3.75% , 9/15/2047 45,000 34,511
Ascension Health
Series B, 2.53%, 11/15/2029 45,000 40,652
3.95%, 11/15/2046 66,000 54,734

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Ascension Health (continued)
4.85%, 11/15/2053 25,000 23,695
AstraZeneca Finance LLC
1.20%, 5/28/2026 75,000 71,381
4.80%, 2/26/2027 250,000 251,952
4.88%, 3/03/2028 175,000 176,671
1.75%, 5/28/2028 160,000 145,220
4.85%, 2/26/2029 400,000 403,863
AstraZeneca PLC
3.38%, 11/16/2025 785,000 777,264
0.70%, 4/08/2026 150,000 142,283
3.13%, 6/12/2027 118,000 114,272
6.45%, 9/15/2037 325,000 363,813
4.00%, 9/18/2042 50,000 42,687
4.38%, 11/16/2045 75,000 66,751
Avery Dennison Corp.
,
4.88% , 12/06/2028 130,000 130,077
Baptist Healthcare System Obligated Group
,
Series 20B , 3.54% , 8/15/2050 117,000 85,586
BAT Capital Corp.
3.22%, 9/06/2026 40,000 38,889
4.70%, 4/02/2027 231,000 230,478
3.56%, 8/15/2027 14,000 13,569
2.26%, 3/25/2028 25,000 22,935
2.73%, 3/25/2031 350,000 304,951
4.39%, 8/15/2037 270,000 235,172
4.54%, 8/15/2047 80,000 63,936
4.76%, 9/06/2049 65,000 53,302
5.28%, 4/02/2050 50,000 44,867
5.65%, 3/16/2052 200,000 185,190
7.08%, 8/02/2053 40,000 44,306
BAT International Finance PLC
1.67%, 3/25/2026 30,000 28,727
5.93%, 2/02/2029 270,000 279,460
Baxter International, Inc.
1.92%, 2/01/2027 365,000 342,575
2.27%, 12/01/2028 30,000 26,996
2.54%, 2/01/2032 125,000 105,087
3.13%, 12/01/2051 45,000 28,969
Baylor Scott & White Holdings
,
Series 2021 , 2.84% , 11/15/2050 50,000 33,182
Becton, Dickinson & Co.
3.70%, 6/06/2027 135,000 131,810
4.69%, 2/13/2028 435,000 434,741
2.82%, 5/20/2030 120,000 107,825
1.96%, 2/11/2031 120,000 100,676
4.67%, 6/06/2047 85,000 74,672
3.79%, 5/20/2050 28,000 21,394
Biogen, Inc.
2.25%, 5/01/2030 75,000 65,052
5.20%, 9/15/2045 45,000 41,564
3.15%, 5/01/2050 175,000 114,196
BIO-RAD Laboratories, Inc.
3.30%, 3/15/2027 15,000 14,534
3.70%, 3/15/2032 100,000 90,105

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Bon Secours Mercy Health, Inc.
3.46%, 6/01/2030 120,000 112,864
Series 20-2, 2.10%, 6/01/2031 120,000 101,181
Series 20-2, 3.21%, 6/01/2050 25,000 17,269
Boston Scientific Corp.
2.65%, 6/01/2030 25,000 22,415
4.70%, 3/01/2049 80,000 73,506
Bristol-Myers Squibb Co.
4.95%, 2/20/2026 300,000 301,929
3.20%, 6/15/2026 200,000 196,134
1.13%, 11/13/2027 150,000 136,000
3.90%, 2/20/2028 100,000 98,148
4.90%, 2/22/2029 100,000 101,268
5.10%, 2/22/2031 200,000 203,467
5.20%, 2/22/2034 150,000 152,653
2.35%, 11/13/2040 20,000 13,669
3.55%, 3/15/2042 510,000 406,485
4.35%, 11/15/2047 100,000 84,892
4.55%, 2/20/2048 28,000 24,600
4.25%, 10/26/2049 365,000 305,618
2.55%, 11/13/2050 125,000 75,222
3.70%, 3/15/2052 245,000 184,052
3.90%, 3/15/2062 110,000 82,016
5.65%, 2/22/2064 483,000 485,655
Brown University, in Providence in the State of Rhode Island & Providence Plantations
,
Series A , 2.92% ,
9/01/2050 230,000 159,052
Bunge Ltd. Finance Corp.
,
3.75% , 9/25/2027 109,000 106,588
California Endowment (The)
,
Series 2021 , 2.50% , 4/01/2051 100,000 63,043
California Institute of Technology
,
4.70% , 11/01/2111 35,000 30,070
Campbell Soup Co.
5.20%, 3/21/2029 400,000 405,377
2.38%, 4/24/2030 29,000 25,408
5.40%, 3/21/2034 400,000 404,253
Cardinal Health, Inc.
4.60%, 3/15/2043 25,000 21,649
4.50%, 11/15/2044 110,000 93,024
4.90%, 9/15/2045 90,000 80,128
Cencora , Inc.
3.45%, 12/15/2027 50,000 48,264
2.80%, 5/15/2030 75,000 67,405
4.30%, 12/15/2047 50,000 41,662
Centene Corp.
4.25%, 12/15/2027 288,000 278,615
2.45%, 7/15/2028 275,000 247,500
3.00%, 10/15/2030 25,000 21,652
2.50%, 3/01/2031 20,000 16,728
2.63%, 8/01/2031 365,000 303,626
Children's Hospital
,
Series 2020 , 2.93% , 7/15/2050 50,000 32,820
Cigna Group (The)
4.13%, 11/15/2025 155,000 154,058
4.50%, 2/25/2026 69,000 68,813
1.25%, 3/15/2026 27,000 25,751
3.40%, 3/01/2027 105,000 101,963
3.05%, 10/15/2027 50,000 47,826
4.38%, 10/15/2028 25,000 24,556

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Cigna Group (The) (continued)
2.40%, 3/15/2030 131,000 115,412
2.38%, 3/15/2031 322,000 275,245
5.40%, 3/15/2033 250,000 253,016
5.25%, 2/15/2034 250,000 249,173
3.88%, 10/15/2047 150,000 113,505
3.40%, 3/15/2050 120,000 82,582
3.40%, 3/15/2051 125,000 85,434
5.60%, 2/15/2054 300,000 292,336
City of Hope (The)
,
Series 2013 , 5.62% , 11/15/2043 135,000 131,645
Clorox Co. (The)
3.10%, 10/01/2027 135,000 129,403
1.80%, 5/15/2030 80,000 68,382
4.60%, 5/01/2032 75,000 73,857
Coca-Cola Co. (The)
1.45%, 6/01/2027 363,000 338,961
1.65%, 6/01/2030 200,000 171,553
2.00%, 3/05/2031 40,000 34,380
1.38%, 3/15/2031 55,000 45,302
2.25%, 1/05/2032 85,000 73,203
4.65%, 8/14/2034 500,000 492,679
2.50%, 6/01/2040 220,000 157,918
2.60%, 6/01/2050 343,000 217,260
3.00%, 3/05/2051 30,000 20,650
2.50%, 3/15/2051 135,000 83,129
Coca-Cola Femsa SAB de CV
,
2.75% , 1/22/2030 50,000 45,171
Colgate-Palmolive Co.
3.10%, 8/15/2027 250,000 242,603
4.60%, 3/01/2028 50,000 50,679
4.60%, 3/01/2033 35,000 34,954
3.70%, 8/01/2047 125,000 100,074
CommonSpirit Health
6.07%, 11/01/2027 10,000 10,354
3.35%, 10/01/2029 60,000 55,831
2.78%, 10/01/2030 227,000 201,673
3.91%, 10/01/2050 145,000 111,800
Community Health Network, Inc.
,
Series 20-A , 3.10% , 5/01/2050 65,000 43,170
ConAgra Brands, Inc.
4.60%, 11/01/2025 50,000 49,860
5.30%, 10/01/2026 10,000 10,101
5.40%, 11/01/2048 125,000 118,338
Constellation Brands, Inc.
4.40%, 11/15/2025 120,000 119,420
4.75%, 12/01/2025 40,000 39,930
4.65%, 11/15/2028 50,000 49,580
3.15%, 8/01/2029 25,000 23,167
2.25%, 8/01/2031 150,000 126,337
4.50%, 5/09/2047 305,000 261,421
5.25%, 11/15/2048 180,000 172,028
3.75%, 5/01/2050 65,000 49,229
Cottage Health Obligated Group
,
Series 2020 , 3.30% , 11/01/2049 25,000 18,142
CVS Health Corp.
2.88%, 6/01/2026 72,000 69,761
3.00%, 8/15/2026 10,000 9,677
1.30%, 8/21/2027 270,000 244,531

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
CVS Health Corp. (continued)
4.30%, 3/25/2028 65,000 63,372
3.25%, 8/15/2029 307,000 281,791
5.13%, 2/21/2030 50,000 49,655
3.75%, 4/01/2030 15,000 13,914
5.25%, 1/30/2031 200,000 198,465
1.88%, 2/28/2031 70,000 56,875
2.13%, 9/15/2031 550,000 445,590
5.25%, 2/21/2033 138,000 135,377
5.30%, 6/01/2033 1,000,000 980,581
4.13%, 4/01/2040 20,000 16,098
6.00%, 6/01/2044 500,000 489,177
5.13%, 7/20/2045 353,000 309,064
5.05%, 3/25/2048 365,000 315,282
4.25%, 4/01/2050 100,000 76,139
5.88%, 6/01/2053 25,000 24,076
Danaher Corp.
2.60%, 10/01/2050 94,000 59,220
2.80%, 12/10/2051 95,000 61,428
DENTSPLY SIRONA, Inc.
,
3.25% , 6/01/2030 50,000 44,715
DH Europe Finance II Sarl
,
3.25% , 11/15/2039 129,000 102,495
Diageo Capital PLC
5.38%, 10/05/2026 200,000 203,059
5.63%, 10/05/2033 200,000 208,463
Dignity Health
4.50%, 11/01/2042 125,000 108,046
5.27%, 11/01/2064 70,000 65,160
Duke University
,
Series 2020 , 2.83% , 10/01/2055 225,000 149,258
Elevance Health, Inc.
4.10%, 3/01/2028 205,000 200,963
2.55%, 3/15/2031 70,000 60,641
5.50%, 10/15/2032 100,000 102,280
4.75%, 2/15/2033 550,000 534,122
4.65%, 8/15/2044 89,000 78,339
4.38%, 12/01/2047 428,000 354,671
4.55%, 3/01/2048 388,000 330,294
5.85%, 11/01/2064 100,000 101,172
Eli Lilly & Co.
4.50%, 2/09/2027 200,000 200,510
3.10%, 5/15/2027 65,000 63,137
3.38%, 3/15/2029 165,000 157,809
4.70%, 2/09/2034 550,000 542,260
4.60%, 8/14/2034 300,000 293,345
4.88%, 2/27/2053 82,000 77,245
5.00%, 2/09/2054 100,000 96,272
2.50%, 9/15/2060 90,000 50,614
5.10%, 2/09/2064 200,000 191,800
Emory University
,
Series 2020 , 2.14% , 9/01/2030 215,000 188,070
Equifax, Inc.
2.60%, 12/15/2025 70,000 68,307
5.10%, 6/01/2028 434,000 436,767
2.35%, 9/15/2031 100,000 84,145
Estee Lauder Companies, Inc. (The)
3.15%, 3/15/2027 15,000 14,531
4.38%, 5/15/2028 15,000 14,870

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Estee Lauder Companies, Inc. (The) (continued)
4.38%, 6/15/2045 100,000 85,723
3.13%, 12/01/2049 60,000 40,670
5.15%, 5/15/2053
(a)
74,000 72,724
Flowers Foods, Inc.
,
2.40% , 3/15/2031 65,000 55,421
Fomento Economico Mexicano SAB de CV
,
3.50% , 1/16/2050 140,000 104,590
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025 100,000 100,838
5.65%, 11/15/2027 250,000 256,427
5.86%, 3/15/2030 245,000 255,914
6.38%, 11/22/2052 50,000 55,614
General Mills, Inc.
3.20%, 2/10/2027 25,000 24,206
4.20%, 4/17/2028 225,000 221,135
5.50%, 10/17/2028 10,000 10,265
2.88%, 4/15/2030 10,000 9,032
4.95%, 3/29/2033 50,000 49,642
George Washington University (The)
,
Series 2014 , 4.30% , 9/15/2044 20,000 17,489
Georgetown University (The)
Series B, 4.32%, 4/01/2049 20,000 17,444
Series 20A, 2.94%, 4/01/2050 200,000 135,004
Gilead Sciences, Inc.
3.65%, 3/01/2026 85,000 83,919
2.95%, 3/01/2027 50,000 48,253
1.65%, 10/01/2030 25,000 20,978
5.25%, 10/15/2033 20,000 20,412
2.60%, 10/01/2040 1,050,000 746,227
4.50%, 2/01/2045 35,000 30,947
2.80%, 10/01/2050 65,000 41,792
5.55%, 10/15/2053 80,000 81,859
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 48,977
5.38%, 4/15/2034 200,000 208,144
6.38%, 5/15/2038 270,000 300,226
Global Payments, Inc.
1.20%, 3/01/2026 116,000 110,656
2.15%, 1/15/2027 30,000 28,338
4.95%, 8/15/2027 25,000 25,088
3.20%, 8/15/2029 128,000 117,810
5.30%, 8/15/2029 12,000 12,100
5.40%, 8/15/2032 40,000 40,198
4.15%, 8/15/2049 165,000 128,310
GXO Logistics, Inc.
1.65%, 7/15/2026 242,000 229,196
2.65%, 7/15/2031 50,000 42,882
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/01/2041 45,000 31,777
Series 2020, 2.88%, 9/01/2050 25,000 16,359
4.50%, 7/01/2057 240,000 208,223
Haleon US Capital LLC
,
3.38% , 3/24/2029 278,000 262,692
Hartford Healthcare Corp.
,
3.45% , 7/01/2054 75,000 55,992
HCA, Inc.
5.88%, 2/15/2026 96,000 96,697
5.25%, 6/15/2026 499,000 500,926

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
HCA, Inc. (continued)
4.50%, 2/15/2027 131,000 129,935
5.20%, 6/01/2028 15,000 15,135
5.63%, 9/01/2028 101,000 103,021
5.88%, 2/01/2029 200,000 205,572
3.38%, 3/15/2029 350,000 327,953
4.13%, 6/15/2029 150,000 144,479
3.63%, 3/15/2032 270,000 242,808
5.50%, 6/01/2033 420,000 421,294
4.38%, 3/15/2042 10,000 8,361
5.50%, 6/15/2047 95,000 90,042
5.25%, 6/15/2049 1,035,000 937,411
4.63%, 3/15/2052 85,000 69,759
Hershey Co. (The)
,
3.13% , 11/15/2049 70,000 48,494
Hormel Foods Corp.
,
1.80% , 6/11/2030 40,000 34,159
Humana, Inc.
5.75%, 12/01/2028 50,000 51,273
3.70%, 3/23/2029 74,000 70,255
3.13%, 8/15/2029 115,000 105,548
2.15%, 2/03/2032 105,000 84,747
5.95%, 3/15/2034 140,000 143,618
4.63%, 12/01/2042 28,000 23,745
5.50%, 3/15/2053 56,000 51,999
5.75%, 4/15/2054 300,000 288,502
Illumina, Inc.
5.80%, 12/12/2025 115,000 116,041
2.55%, 3/23/2031 150,000 128,136
Indiana University Health, Inc. Obligated Group
,
3.97% , 11/01/2048 337,000 278,303
Inova Health System Foundation
,
4.07% , 5/15/2052 25,000 20,804
Integris Baptist Medical Center, Inc.
,
Series A , 3.88% , 8/15/2050 25,000 18,656
J.M. Smucker Co. (The)
5.90%, 11/15/2028 85,000 88,663
2.38%, 3/15/2030 88,000 77,782
6.20%, 11/15/2033 20,000 21,331
2.75%, 9/15/2041 115,000 78,668
6.50%, 11/15/2043 15,000 16,221
6.50%, 11/15/2053 20,000 21,984
JBS USA Lux SA / JBS USA Food Co. / JBS Luxembourg Sarl
6.75%, 3/15/2034
(b)
33,000 35,422
7.25%, 11/15/2053
(b)
300,000 336,264
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/2027 25,000 23,704
5.13%, 2/01/2028 20,000 19,951
3.00%, 2/02/2029 10,000 9,161
5.50%, 1/15/2030 100,000 99,708
3.00%, 5/15/2032 20,000 16,816
5.75%, 4/01/2033 73,000 73,593
4.38%, 2/02/2052 210,000 160,584
Johns Hopkins University
,
Series A , 2.81% , 1/01/2060 25,000 15,585
Johnson & Johnson
2.45%, 3/01/2026 110,000 107,257
2.95%, 3/03/2027 255,000 247,498
2.90%, 1/15/2028 190,000 182,005
1.30%, 9/01/2030 305,000 256,997
4.38%, 12/05/2033 50,000 49,597

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Johnson & Johnson (continued)
3.63%, 3/03/2037 135,000 118,979
5.95%, 8/15/2037 75,000 82,781
3.40%, 1/15/2038 275,000 233,957
2.10%, 9/01/2040 300,000 205,674
3.70%, 3/01/2046 450,000 368,759
3.50%, 1/15/2048 85,000 67,109
Kaiser Foundation Hospitals
3.15%, 5/01/2027 70,000 67,803
4.15%, 5/01/2047 140,000 118,806
Series 2021, 3.00%, 6/01/2051 180,000 122,481
Kellanova
3.25%, 4/01/2026 225,000 220,466
4.30%, 5/15/2028 77,000 76,126
2.10%, 6/01/2030 25,000 21,786
5.25%, 3/01/2033 60,000 60,755
4.50%, 4/01/2046 30,000 26,149
Kenvue , Inc.
5.35%, 3/22/2026 15,000 15,168
5.05%, 3/22/2028 120,000 122,123
5.00%, 3/22/2030 230,000 233,657
4.90%, 3/22/2033 215,000 215,034
5.10%, 3/22/2043 95,000 93,249
5.05%, 3/22/2053 105,000 101,753
Keurig Dr. Pepper, Inc.
3.40%, 11/15/2025 61,000 60,220
2.55%, 9/15/2026 185,000 178,011
4.60%, 5/25/2028 50,000 49,744
3.95%, 4/15/2029 235,000 227,229
3.20%, 5/01/2030 28,000 25,766
5.30%, 3/15/2034 200,000 202,457
4.50%, 11/15/2045 47,000 40,755
3.80%, 5/01/2050 50,000 38,345
4.50%, 4/15/2052 170,000 146,172
Kimberly-Clark Corp.
1.05%, 9/15/2027 45,000 40,950
3.90%, 5/04/2047 95,000 76,737
Kraft Heinz Foods Co.
3.00%, 6/01/2026 125,000 121,685
3.88%, 5/15/2027 110,000 107,859
4.25%, 3/01/2031
(a)
143,000 138,607
6.88%, 1/26/2039 65,000 73,117
5.00%, 6/04/2042 65,000 60,251
5.20%, 7/15/2045 350,000 328,285
4.38%, 6/01/2046 194,000 162,579
4.88%, 10/01/2049 85,000 75,782
5.50%, 6/01/2050 15,000 14,673
Kroger Co. (The)
3.50%, 2/01/2026 40,000 39,428
4.70%, 8/15/2026 300,000 300,904
2.65%, 10/15/2026 25,000 24,047
3.70%, 8/01/2027 124,000 121,011
1.70%, 1/15/2031 175,000 144,985
3.95%, 1/15/2050 175,000 135,059
5.50%, 9/15/2054 500,000 485,918

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Laboratory Corp. of America Holdings
1.55%, 6/01/2026 110,000 104,854
2.95%, 12/01/2029 50,000 45,443
4.70%, 2/01/2045 70,000 61,659
Leland Stanford Junior University (The)
3.65%, 5/01/2048 50,000 40,535
2.41%, 6/01/2050 50,000 31,241
Mass General Brigham, Inc.
,
Series 2020 , 3.19% , 7/01/2049 390,000 277,103
Massachusetts Institute of Technology
3.96%, 7/01/2038 25,000 23,101
3.07%, 4/01/2052 400,000 283,017
Mayo Clinic
,
Series 2016 , 4.13% , 11/15/2052 70,000 59,209
McCormick & Co., Inc.
0.90%, 2/15/2026 40,000 38,080
1.85%, 2/15/2031 15,000 12,536
4.95%, 4/15/2033 10,000 9,933
McKesson Corp.
0.90%, 12/03/2025 100,000 96,133
1.30%, 8/15/2026 70,000 66,183
4.90%, 7/15/2028 40,000 40,382
5.10%, 7/15/2033 10,000 10,078
Mead Johnson Nutrition Co.
,
5.90% , 11/01/2039 20,000 20,921
Medtronic, Inc.
4.38%, 3/15/2035 350,000 335,188
4.63%, 3/15/2045 90,000 82,153
Memorial Health Services
,
3.45% , 11/01/2049 50,000 37,728
Memorial Sloan-Kettering Cancer Center
4.13%, 7/01/2052 5,000 4,217
Series 2015, 4.20%, 7/01/2055 50,000 41,968
Merck & Co., Inc.
1.70%, 6/10/2027 30,000 28,095
4.05%, 5/17/2028 40,000 39,651
1.90%, 12/10/2028 30,000 27,166
3.40%, 3/07/2029 50,000 47,792
4.30%, 5/17/2030 75,000 73,982
1.45%, 6/24/2030 149,000 125,533
2.15%, 12/10/2031 20,000 16,968
4.50%, 5/17/2033
(a)
75,000 73,593
3.90%, 3/07/2039 120,000 104,546
4.15%, 5/18/2043 265,000 228,849
4.90%, 5/17/2044 15,000 14,302
3.70%, 2/10/2045 43,000 34,252
2.45%, 6/24/2050 175,000 105,884
2.75%, 12/10/2051 120,000 76,163
5.00%, 5/17/2053 136,000 129,140
2.90%, 12/10/2061 260,000 157,515
Molson Coors Beverage Co.
3.00%, 7/15/2026 175,000 170,308
5.00%, 5/01/2042 100,000 93,741
Mondelez International, Inc.
2.63%, 3/17/2027 245,000 234,283
2.75%, 4/13/2030 50,000 45,149
2.63%, 9/04/2050 130,000 79,429

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Montefiore Obligated Group
Series 18-C, 5.25%, 11/01/2048 35,000 31,277
4.29%, 9/01/2050 100,000 75,484
Moody's Corporation
3.25%, 1/15/2028 150,000 144,607
4.25%, 8/08/2032 100,000 95,668
4.88%, 12/17/2048 75,000 69,292
Mount Sinai Hospital (The)
Series 2017, 3.98%, 7/01/2048 20,000 14,734
Series 2019, 3.74%, 7/01/2049 185,000 122,448
Mylan, Inc.
4.55%, 4/15/2028 60,000 58,778
5.20%, 4/15/2048 140,000 116,760
New York & Presbyterian Hospital (The)
4.02%, 8/01/2045 10,000 8,443
Series 2019, 3.95%, 8/01/2119 60,000 43,097
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 19,659
4.26%, 11/01/2047 50,000 41,054
3.81%, 11/01/2049 50,000 37,918
Northwestern University
4.64%, 12/01/2044 65,000 61,450
Series 2017, 3.66%, 12/01/2057 225,000 175,864
Novant Health, Inc.
,
2.64% , 11/01/2036 92,000 71,226
Novartis Capital Corp.
2.00%, 2/14/2027 55,000 52,323
3.10%, 5/17/2027 170,000 165,080
2.20%, 8/14/2030 190,000 167,309
3.70%, 9/21/2042 10,000 8,311
4.40%, 5/06/2044 170,000 153,545
NY Society For Relief of Ruptured & Crippled Maintaining Hospital for Special Surgery
,
Series 2020 , 2.67% ,
10/01/2050 180,000 112,560
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 69,758
Series 2020, 3.38%, 7/01/2055 100,000 70,343
Ochsner LSU Health System of North Louisiana
,
Series 2021 , 2.51% , 5/15/2031 150,000 114,987
OhioHealth Corp.
2.83%, 11/15/2041 50,000 35,573
Series 2020, 3.04%, 11/15/2050 30,000 21,017
Orlando Health Obligated Group
,
4.09% , 10/01/2048 125,000 103,089
PayPal Holdings, Inc.
2.65%, 10/01/2026 55,000 53,152
2.85%, 10/01/2029 100,000 92,045
4.40%, 6/01/2032 59,000 57,299
5.50%, 6/01/2054
(a)
250,000 252,665
PeaceHealth Obligated Group
Series 2020, 1.38%, 11/15/2025 15,000 14,400
Series 2018, 4.79%, 11/15/2048 85,000 75,887
Series 2020, 3.22%, 11/15/2050 12,000 7,960
PepsiCo, Inc.
5.25%, 11/10/2025 25,000 25,205
4.55%, 2/13/2026 167,000 167,352
2.85%, 2/24/2026 25,000 24,506
2.38%, 10/06/2026 16,000 15,430

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
PepsiCo, Inc. (continued)
5.13%, 11/10/2026 50,000 50,752
2.63%, 3/19/2027 40,000 38,418
3.00%, 10/15/2027 125,000 120,592
3.60%, 2/18/2028 70,000 68,274
7.00%, 3/01/2029 113,000 124,139
1.40%, 2/25/2031 68,000 56,030
3.50%, 3/19/2040 20,000 16,414
3.60%, 8/13/2042 25,000 20,117
3.45%, 10/06/2046 50,000 38,090
2.75%, 10/21/2051 280,000 180,608
4.20%, 7/18/2052 75,000 63,630
4.65%, 2/15/2053 100,000 91,224
5.25%, 7/17/2054 525,000 527,571
Pfizer Investment Enterprises Pte Ltd.
4.45%, 5/19/2028 990,000 986,369
4.75%, 5/19/2033 85,000 83,793
5.11%, 5/19/2043 50,000 48,486
5.30%, 5/19/2053 850,000 831,592
5.34%, 5/19/2063 70,000 67,349
Pfizer, Inc.
3.60%, 9/15/2028
(a)
130,000 126,297
3.45%, 3/15/2029 25,000 23,953
2.63%, 4/01/2030 50,000 45,205
1.70%, 5/28/2030 70,000 59,975
4.00%, 12/15/2036 164,000 149,439
4.10%, 9/15/2038 500,000 447,190
2.55%, 5/28/2040 125,000 89,142
5.60%, 9/15/2040 200,000 204,617
4.30%, 6/15/2043 20,000 17,528
4.13%, 12/15/2046 20,000 16,716
Pharmacia LLC
,
6.60% , 12/01/2028 50,000 53,521
Philip Morris International, Inc.
2.75%, 2/25/2026 50,000 48,797
0.88%, 5/01/2026 104,000 98,406
5.13%, 11/17/2027 140,000 141,941
4.88%, 2/15/2028 365,000 367,008
3.13%, 3/02/2028 40,000 38,083
5.25%, 9/07/2028 10,000 10,190
3.38%, 8/15/2029 40,000 37,682
2.10%, 5/01/2030 100,000 86,765
5.38%, 2/15/2033 750,000 760,059
4.38%, 11/15/2041 140,000 121,668
3.88%, 8/21/2042 101,000 81,552
4.13%, 3/04/2043 90,000 74,983
4.88%, 11/15/2043 100,000 92,341
Piedmont Healthcare, Inc.
Series 2032, 2.04%, 1/01/2032 50,000 41,292
2.86%, 1/01/2052 30,000 19,487
Pilgrim's Pride Corp.
4.25%, 4/15/2031 45,000 41,797
3.50%, 3/01/2032 310,000 271,443
6.25%, 7/01/2033 15,000 15,544

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Procter & Gamble Company (The)
2.80%, 3/25/2027 241,000 233,086
2.85%, 8/11/2027 150,000 144,417
3.00%, 3/25/2030 285,000 264,812
1.20%, 10/29/2030 413,000 342,529
1.95%, 4/23/2031 150,000 129,990
3.50%, 10/25/2047 150,000 118,645
Providence St. Joseph Health Obligated Group
Series H, 2.75%, 10/01/2026 80,000 76,977
Series 19A, 2.53%, 10/01/2029 110,000 98,413
Series I, 3.74%, 10/01/2047 103,000 79,417
Series A, 3.93%, 10/01/2048 25,000 19,773
Quest Diagnostics, Inc.
3.45%, 6/01/2026 65,000 63,736
4.20%, 6/30/2029 17,000 16,551
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 65,000 54,585
2.80%, 9/15/2050 85,000 52,880
RELX Capital, Inc.
,
4.00% , 3/18/2029 145,000 141,074
Revvity , Inc.
3.30%, 9/15/2029 50,000 46,224
2.55%, 3/15/2031 215,000 183,263
3.63%, 3/15/2051 25,000 17,743
Reynolds American, Inc.
5.70%, 8/15/2035 322,000 324,989
6.15%, 9/15/2043 25,000 24,980
5.85%, 8/15/2045 235,000 226,775
Rockefeller Foundation (The)
,
Series 2020 , 2.49% , 10/01/2050 50,000 31,542
Royalty Pharma PLC
2.20%, 9/02/2030 40,000 34,176
3.30%, 9/02/2040 400,000 295,893
3.55%, 9/02/2050 70,000 48,493
S&P Global, Inc.
2.45%, 3/01/2027 566,000 539,985
2.70%, 3/01/2029 180,000 166,166
4.25%, 5/01/2029 120,000 117,881
2.50%, 12/01/2029 195,000 175,914
1.25%, 8/15/2030 10,000 8,290
2.90%, 3/01/2032 50,000 44,038
5.25%, 9/15/2033 15,000 15,349
3.25%, 12/01/2049 383,000 273,981
3.90%, 3/01/2062 50,000 38,662
Seattle Children's Hospital
,
Series 2021 , 2.72% , 10/01/2050
(a)
25,000 16,137
Sharp HealthCare
,
Series 20B , 2.68% , 8/01/2050 45,000 28,488
Shire Acquisitions Investments Ireland DAC
,
3.20% , 9/23/2026 5,000 4,883
Smith & Nephew PLC
,
2.03% , 10/14/2030 45,000 37,916
Solventum Corp.
,
6.00% , 5/15/2064
(b)
100,000 100,213
SSM Health Care Corp.
,
4.89% , 6/01/2028 240,000 240,151
Stanford Health Care
,
Series 2018 , 3.80% , 11/15/2048 165,000 133,196
STERIS Irish FinCo UnLtd . Co.
2.70%, 3/15/2031 150,000 130,100
3.75%, 3/15/2051 30,000 21,954

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Stryker Corp.
3.38%, 11/01/2025 265,000 262,089
4.38%, 5/15/2044 185,000 159,802
4.63%, 3/15/2046 55,000 49,125
Sutter Health
Series 2018, 3.70%, 8/15/2028 145,000 139,322
Series 2018, 4.09%, 8/15/2048 190,000 158,554
Series 20A, 3.36%, 8/15/2050 85,000 61,982
Sysco Corporation
5.75%, 1/17/2029 50,000 51,764
5.95%, 4/01/2030 50,000 52,377
6.00%, 1/17/2034
(a)
50,000 53,124
4.85%, 10/01/2045 205,000 183,758
3.30%, 2/15/2050 20,000 14,032
6.60%, 4/01/2050 20,000 22,428
3.15%, 12/14/2051 100,000 66,855
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028 205,000 206,909
3.03%, 7/09/2040 465,000 347,704
Thermo Fisher Scientific, Inc.
4.95%, 8/10/2026 45,000 45,425
4.80%, 11/21/2027 100,000 101,155
1.75%, 10/15/2028 125,000 112,556
4.98%, 8/10/2030 95,000 96,350
4.95%, 11/21/2032 176,000 177,849
5.09%, 8/10/2033 20,000 20,228
5.40%, 8/10/2043 95,000 96,285
4.10%, 8/15/2047 150,000 126,234
Thomas Jefferson University
,
3.85% , 11/01/2057 40,000 30,221
Toledo Hospital (The)
,
5.75% , 11/15/2038 150,000 151,218
Trinity Health Corp.
Series 2021, 2.63%, 12/01/2040 45,000 32,184
4.13%, 12/01/2045 45,000 37,986
Trustees of Princeton University (The)
,
Series 2020 , 2.52% , 7/01/2050 285,000 188,815
Tyson Foods, Inc.
4.00%, 3/01/2026 262,000 259,135
3.55%, 6/02/2027 275,000 266,877
4.35%, 3/01/2029 123,000 119,904
4.88%, 8/15/2034 10,000 9,640
5.15%, 8/15/2044 29,000 26,722
5.10%, 9/28/2048 105,000 95,396
Unilever Capital Corp.
2.00%, 7/28/2026 100,000 96,113
2.90%, 5/05/2027 160,000 154,324
4.88%, 9/08/2028 100,000 101,266
2.13%, 9/06/2029 215,000 192,042
5.00%, 12/08/2033 100,000 101,287
Series 30Y, 2.63%, 8/12/2051 65,000 41,634
UnitedHealth Group, Inc.
3.10%, 3/15/2026 107,000 105,042
3.45%, 1/15/2027 60,000 58,751
3.70%, 5/15/2027 50,000 49,142
2.95%, 10/15/2027 363,000 348,522
5.25%, 2/15/2028 70,000 71,532
3.85%, 6/15/2028 125,000 122,093

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
UnitedHealth Group, Inc. (continued)
3.88%, 12/15/2028 285,000 277,713
4.25%, 1/15/2029 60,000 59,152
4.00%, 5/15/2029 110,000 107,267
2.88%, 8/15/2029 25,000 23,143
2.30%, 5/15/2031 60,000 51,673
4.20%, 5/15/2032 236,000 226,562
4.63%, 7/15/2035 347,000 336,522
5.80%, 3/15/2036 102,000 107,410
6.88%, 2/15/2038 67,000 77,562
3.50%, 8/15/2039 400,000 327,784
5.95%, 2/15/2041 30,000 31,608
3.05%, 5/15/2041 10,000 7,466
3.95%, 10/15/2042 50,000 41,586
3.75%, 10/15/2047 185,000 143,051
4.25%, 6/15/2048 38,000 31,818
3.70%, 8/15/2049 50,000 38,076
3.25%, 5/15/2051 75,000 52,305
4.75%, 5/15/2052 185,000 166,975
5.88%, 2/15/2053 60,000 62,757
5.05%, 4/15/2053 315,000 295,734
5.38%, 4/15/2054 500,000 489,430
3.88%, 8/15/2059 15,000 11,144
3.13%, 5/15/2060 130,000 82,041
4.95%, 5/15/2062 35,000 31,708
6.05%, 2/15/2063 103,000 109,144
5.20%, 4/15/2063 440,000 411,512
5.75%, 7/15/2064 250,000 254,736
Universal Health Services, Inc.
1.65%, 9/01/2026 133,000 125,264
2.65%, 1/15/2032 215,000 179,099
University of Chicago (The)
Series 20B, 2.76%, 4/01/2045 50,000 38,630
4.00%, 10/01/2053 50,000 42,828
University of Notre Dame du Lac
,
Series 2015 , 3.44% , 2/15/2045 30,000 24,001
University of Southern California
,
Series 2017 , 3.84% , 10/01/2047 75,000 61,568
UPMC
,
5.04% , 5/15/2033 10,000 9,940
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026 143,000 140,641
5.25%, 6/15/2046 40,000 33,883
Verisk Analytics, Inc.
5.50%, 6/15/2045 50,000 48,399
3.63%, 5/15/2050 45,000 32,713
Viatris , Inc.
3.85%, 6/22/2040 187,000 139,921
4.00%, 6/22/2050 230,000 158,822
Washington University (The)
Series 2022, 3.52%, 4/15/2054 125,000 96,152
4.35%, 4/15/2122 25,000 20,345
William Marsh Rice University
,
3.57% , 5/15/2045 215,000 174,551
Willis- Knighton Medical Center
,
Series 2021 , 3.07% , 3/01/2051 50,000 32,217
Wyeth LLC
6.50%, 2/01/2034 25,000 27,743
5.95%, 4/01/2037 225,000 239,100

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Yale University
,
Series 2020 , 2.40% , 4/15/2050 50,000 31,350
Yale-New Haven Health Services Corp.
,
Series 2020 , 2.50% , 7/01/2050 180,000 110,209
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 165,000 161,635
5.75%, 11/30/2039 35,000 35,219
4.45%, 8/15/2045 16,000 13,656
Zoetis, Inc.
3.00%, 9/12/2027 150,000 143,711
4.70%, 2/01/2043 100,000 90,671
3.95%, 9/12/2047 60,000 47,774
4.45%, 8/20/2048 25,000 21,466
87,694,120
Energy – 1.7%
Apache Corp.
4.38%, 10/15/2028 100,000 96,578
4.25%, 1/15/2030
(a)
44,000 41,413
6.00%, 1/15/2037 10,000 9,999
5.10%, 9/01/2040 25,000 21,638
5.35%, 7/01/2049 76,000 62,789
Baker Hughes Holdings LLC
,
5.13% , 9/15/2040 34,000 32,836
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
3.34%, 12/15/2027 250,000 240,477
3.14%, 11/07/2029 104,000 96,349
4.08%, 12/15/2047 75,000 60,651
Boardwalk Pipelines LP
5.95%, 6/01/2026 145,000 146,586
3.40%, 2/15/2031 15,000 13,483
BP Capital Markets America, Inc.
3.12%, 5/04/2026 86,000 84,230
3.02%, 1/16/2027 115,000 111,262
3.59%, 4/14/2027 165,000 161,239
3.94%, 9/21/2028 120,000 116,860
4.97%, 10/17/2029 250,000 252,379
3.63%, 4/06/2030 10,000 9,457
1.75%, 8/10/2030 366,000 310,352
2.72%, 1/12/2032 250,000 216,491
4.81%, 2/13/2033 50,000 48,998
5.23%, 11/17/2034 200,000 200,899
3.06%, 6/17/2041 180,000 133,123
2.77%, 11/10/2050 75,000 46,668
2.94%, 6/04/2051 104,000 66,760
3.00%, 3/17/2052 75,000 48,690
3.38%, 2/08/2061 200,000 132,007
BP Capital Markets PLC
,
3.28% , 9/19/2027 230,000 222,052
Canadian Natural Resources Ltd.
3.85%, 6/01/2027 43,000 42,053
2.95%, 7/15/2030 186,000 166,288
7.20%, 1/15/2032 15,000 16,671
Cenovus Energy, Inc.
5.25%, 6/15/2037 27,000 25,808
6.75%, 11/15/2039 2,000 2,181
3.75%, 2/15/2052 145,000 103,267

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Energy – 1.7% (continued)
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027 95,000 95,608
2.74%, 12/31/2039 50,000 40,167
Cheniere Energy Partners LP
3.25%, 1/31/2032 117,000 101,844
5.95%, 6/30/2033 575,000 591,461
Chevron Corp.
2.00%, 5/11/2027 275,000 259,618
2.24%, 5/11/2030 35,000 30,911
3.08%, 5/11/2050 175,000 121,426
Chevron USA, Inc.
1.02%, 8/12/2027 25,000 22,837
3.25%, 10/15/2029 165,000 155,751
ConocoPhillips Co.
5.05%, 9/15/2033 20,000 20,091
3.76%, 3/15/2042 250,000 202,401
3.80%, 3/15/2052 135,000 102,527
5.55%, 3/15/2054 105,000 104,863
4.03%, 3/15/2062 195,000 147,715
5.70%, 9/15/2063 115,000 115,578
Coterra Energy, Inc.
3.90%, 5/15/2027 138,000 134,474
4.38%, 3/15/2029 50,000 48,375
DCP Midstream Operating LP
5.63%, 7/15/2027 120,000 122,135
5.60%, 4/01/2044 50,000 47,804
Devon Energy Corp.
5.85%, 12/15/2025 70,000 70,481
5.25%, 10/15/2027 40,000 40,174
4.50%, 1/15/2030 250,000 241,941
5.60%, 7/15/2041 145,000 137,219
4.75%, 5/15/2042 175,000 148,695
5.75%, 9/15/2054 200,000 186,206
Diamondback Energy, Inc.
3.25%, 12/01/2026 123,000 119,410
3.50%, 12/01/2029 71,000 66,282
6.25%, 3/15/2033 47,000 49,524
5.40%, 4/18/2034 300,000 299,348
4.40%, 3/24/2051 100,000 80,199
4.25%, 3/15/2052 65,000 50,665
5.90%, 4/18/2064 200,000 194,347
Eastern Gas Transmission & Storage, Inc.
,
4.80% , 11/01/2043 40,000 35,630
Enbridge, Inc.
1.60%, 10/04/2026 160,000 150,821
5.90%, 11/15/2026 200,000 204,405
4.25%, 12/01/2026 268,000 265,458
5.25%, 4/05/2027 300,000 303,870
5.70%, 3/08/2033 500,000 512,637
5.50%, 12/01/2046 5,000 4,836
4.00%, 11/15/2049 200,000 154,136
Energy Transfer LP
5.95%, 12/01/2025 280,000 282,407
3.90%, 7/15/2026 85,000 83,775
6.05%, 12/01/2026 20,000 20,483

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Energy – 1.7% (continued)
Energy Transfer LP (continued)
4.20%, 4/15/2027 120,000 118,301
5.50%, 6/01/2027 223,000 226,357
4.95%, 6/15/2028 25,000 25,052
6.10%, 12/01/2028 10,000 10,421
6.40%, 12/01/2030 20,000 21,221
6.55%, 12/01/2033 35,000 37,567
5.55%, 5/15/2034 100,000 100,405
5.60%, 9/01/2034 100,000 100,743
4.90%, 3/15/2035 98,000 93,371
Series 20Y, 5.80%, 6/15/2038 95,000 94,912
6.50%, 2/01/2042 775,000 812,729
5.95%, 10/01/2043 25,000 24,515
5.30%, 4/01/2044 100,000 91,538
5.35%, 5/15/2045 59,000 53,889
5.40%, 10/01/2047 105,000 95,707
6.25%, 4/15/2049 165,000 167,698
5.00%, 5/15/2050 125,000 108,234
ENI USA, Inc.
,
7.30% , 11/15/2027 10,000 10,658
Enterprise Products Operating LLC
3.95%, 2/15/2027 170,000 167,672
4.15%, 10/16/2028 70,000 68,588
2.80%, 1/31/2030 50,000 45,390
5.95%, 2/01/2041 124,000 129,626
4.85%, 8/15/2042 225,000 207,349
4.45%, 2/15/2043 40,000 34,853
4.85%, 3/15/2044 30,000 27,498
5.10%, 2/15/2045 95,000 89,369
4.25%, 2/15/2048 250,000 207,451
4.80%, 2/01/2049 506,000 453,142
4.20%, 1/31/2050 50,000 40,701
3.70%, 1/31/2051 120,000 89,256
3.95%, 1/31/2060 107,000 79,672
EOG Resources, Inc.
4.15%, 1/15/2026 260,000 258,387
4.38%, 4/15/2030 25,000 24,537
4.95%, 4/15/2050 115,000 105,481
EQT Corp.
3.90%, 10/01/2027 181,000 176,227
7.00%, 2/01/2030 286,000 305,843
Equinor ASA
1.75%, 1/22/2026 110,000 106,452
3.00%, 4/06/2027 55,000 53,268
5.10%, 8/17/2040 40,000 39,426
4.25%, 11/23/2041 70,000 62,238
3.25%, 11/18/2049 180,000 128,336
3.70%, 4/06/2050 100,000 77,678
Equities Corp.
,
5.00% , 1/15/2029 262,000 259,131
Exxon Mobil Corp.
3.04%, 3/01/2026 200,000 196,372
2.28%, 8/16/2026 215,000 207,320
2.44%, 8/16/2029 189,000 172,659
3.48%, 3/19/2030 243,000 230,196
2.61%, 10/15/2030 94,000 84,243
4.23%, 3/19/2040 129,000 115,258

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Energy – 1.7% (continued)
Exxon Mobil Corp. (continued)
4.11%, 3/01/2046 75,000 63,225
3.10%, 8/16/2049 217,000 150,588
4.33%, 3/19/2050 180,000 154,719
3.45%, 4/15/2051 288,000 211,196
Halliburton Co.
2.92%, 3/01/2030 204,000 184,926
4.85%, 11/15/2035 190,000 182,550
7.45%, 9/15/2039 190,000 224,315
4.50%, 11/15/2041 25,000 21,916
4.75%, 8/01/2043 55,000 48,949
5.00%, 11/15/2045 10,000 9,119
Helmerich & Payne, Inc.
,
4.85% , 12/01/2029
(a)(b)
200,000 193,601
Hess Corp.
4.30%, 4/01/2027 150,000 148,396
7.88%, 10/01/2029 30,000 33,588
7.30%, 8/15/2031 25,000 27,979
7.13%, 3/15/2033 20,000 22,416
6.00%, 1/15/2040 180,000 188,654
HF Sinclair Corp.
,
5.00% , 2/01/2028 200,000 198,024
Kinder Morgan Energy Partners LP
7.75%, 3/15/2032 150,000 170,649
6.95%, 1/15/2038 274,000 300,207
6.38%, 3/01/2041 50,000 51,798
5.00%, 8/15/2042 35,000 31,284
5.00%, 3/01/2043 100,000 88,606
5.50%, 3/01/2044 200,000 188,453
5.40%, 9/01/2044 100,000 92,931
Kinder Morgan, Inc.
1.75%, 11/15/2026 170,000 160,428
4.80%, 2/01/2033 50,000 48,104
5.40%, 2/01/2034 250,000 249,247
5.55%, 6/01/2045 75,000 70,870
5.05%, 2/15/2046 25,000 22,137
3.25%, 8/01/2050 30,000 19,512
3.60%, 2/15/2051 220,000 152,326
5.45%, 8/01/2052 30,000 27,991
Marathon Oil Corp.
4.40%, 7/15/2027 15,000 14,870
6.80%, 3/15/2032 50,000 54,967
6.60%, 10/01/2037 85,000 93,484
5.20%, 6/01/2045 25,000 23,582
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 85,191
6.50%, 3/01/2041 10,000 10,508
4.75%, 9/15/2044 50,000 42,547
4.50%, 4/01/2048 90,000 72,293
MPLX LP
1.75%, 3/01/2026 15,000 14,403
4.13%, 3/01/2027 495,000 488,103
4.00%, 3/15/2028 150,000 145,969
2.65%, 8/15/2030 200,000 175,963
4.95%, 9/01/2032 115,000 112,102
5.00%, 3/01/2033 362,000 351,841
5.20%, 3/01/2047 50,000 45,212

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Energy – 1.7% (continued)
MPLX LP (continued)
5.20%, 12/01/2047 100,000 88,918
4.70%, 4/15/2048 20,000 16,762
5.50%, 2/15/2049 70,000 65,411
4.95%, 3/14/2052 100,000 85,876
5.65%, 3/01/2053 50,000 47,568
4.90%, 4/15/2058 10,000 8,283
NOV, Inc.
,
3.60% , 12/01/2029 95,000 88,584
Occidental Petroleum Corp.
5.50%, 12/01/2025 10,000 10,025
5.55%, 3/15/2026 40,000 40,241
8.50%, 7/15/2027 162,000 173,605
6.38%, 9/01/2028 10,000 10,355
6.63%, 9/01/2030 110,000 115,587
6.13%, 1/01/2031 80,000 82,431
7.88%, 9/15/2031 342,000 383,306
6.20%, 3/15/2040 190,000 188,495
6.60%, 3/15/2046 90,000 91,911
ONEOK Partners LP
,
6.20% , 9/15/2043 15,000 15,270
ONEOK, Inc.
4.00%, 7/13/2027 25,000 24,491
5.65%, 11/01/2028 86,000 88,286
4.35%, 3/15/2029 25,000 24,355
3.10%, 3/15/2030 250,000 227,290
5.80%, 11/01/2030 111,000 115,210
6.35%, 1/15/2031 100,000 105,972
4.75%, 10/15/2031 100,000 97,711
6.05%, 9/01/2033 30,000 31,185
4.25%, 9/15/2046 50,000 39,234
4.20%, 10/03/2047 100,000 76,664
5.20%, 7/15/2048 75,000 67,559
3.95%, 3/01/2050 200,000 147,076
6.63%, 9/01/2053 285,000 306,816
5.70%, 11/01/2054 200,000 192,804
5.85%, 11/01/2064 200,000 192,101
Ovintiv , Inc.
5.38%, 1/01/2026 110,000 110,140
5.65%, 5/15/2028 80,000 81,061
7.20%, 11/01/2031 50,000 54,318
6.25%, 7/15/2033 10,000 10,317
7.10%, 7/15/2053 35,000 38,149
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 10,000 9,528
7.15%, 10/01/2033 10,000 10,572
Phillips 66 Co.
3.55%, 10/01/2026 20,000 19,587
4.95%, 12/01/2027 140,000 141,218
3.90%, 3/15/2028 375,000 364,903
4.68%, 2/15/2045 510,000 437,752
4.90%, 10/01/2046 10,000 8,719
3.30%, 3/15/2052 75,000 49,667
5.50%, 3/15/2055 100,000 94,248
Pioneer Natural Resources Co.
1.90%, 8/15/2030 100,000 85,234
2.15%, 1/15/2031 101,000 86,589

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Energy – 1.7% (continued)
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/2026 60,000 59,713
5.15%, 6/01/2042 40,000 36,274
4.90%, 2/15/2045 200,000 173,447
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 150,000 151,674
5.00%, 3/15/2027 325,000 325,699
4.20%, 3/15/2028 100,000 97,941
5.90%, 9/15/2037 40,000 41,614
Schlumberger Investment SA
2.65%, 6/26/2030 45,000 40,378
4.85%, 5/15/2033 10,000 9,867
Shell Finance US, Inc.
4.38%, 5/11/2045 160,000 138,236
4.00%, 5/10/2046 746,000 606,434
3.75%, 9/12/2046 35,000 27,261
Shell International Finance BV
3.88%, 11/13/2028 214,000 208,850
3.13%, 11/07/2049 110,000 75,602
3.00%, 11/26/2051 235,000 155,519
South Bow USA Infrastructure Holdings LLC
,
6.18% , 10/01/2054
(b)
250,000 247,166
Spectra Energy Partners LP
,
4.50% , 3/15/2045 145,000 120,576
Suncor Energy, Inc.
6.80%, 5/15/2038 39,000 42,492
4.00%, 11/15/2047 180,000 136,726
3.75%, 3/04/2051 35,000 25,448
Targa Resources Corp.
6.15%, 3/01/2029 50,000 52,203
4.20%, 2/01/2033 15,000 13,785
6.13%, 3/15/2033 10,000 10,450
6.50%, 3/30/2034 85,000 91,203
4.95%, 4/15/2052 200,000 173,771
6.50%, 2/15/2053 150,000 161,075
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 7/15/2027 15,000 15,136
4.88%, 2/01/2031 250,000 242,924
TC PipeLines LP
,
3.90% , 5/25/2027 47,000 45,837
Texas Eastern Transmission LP
,
7.00% , 7/15/2032 25,000 27,633
Tosco Corp.
,
8.13% , 2/15/2030 50,000 57,882
TotalEnergies Capital International SA
2.83%, 1/10/2030 100,000 91,521
2.99%, 6/29/2041 100,000 74,019
3.13%, 5/29/2050 100,000 68,627
Totalenergies Capital SA
5.28%, 9/10/2054 200,000 192,101
5.43%, 9/10/2064 100,000 96,436
TotalEnergies Capital SA
5.15%, 4/05/2034 500,000 504,821
4.72%, 9/10/2034 100,000 97,503
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 70,000 69,898
4.25%, 5/15/2028 161,000 157,833
4.10%, 4/15/2030 195,000 186,525
4.63%, 3/01/2034 274,000 259,157

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Energy – 1.7% (continued)
TransCanada PipeLines Ltd. (continued)
5.85%, 3/15/2036 50,000 51,107
6.10%, 6/01/2040 25,000 25,892
5.10%, 3/15/2049 230,000 217,245
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/01/2026 40,000 41,150
4.00%, 3/15/2028 53,000 51,544
4.45%, 8/01/2042 35,000 30,440
Valero Energy Corp.
4.35%, 6/01/2028 250,000 246,588
2.80%, 12/01/2031 207,000 178,023
6.63%, 6/15/2037 26,000 27,969
3.65%, 12/01/2051 80,000 55,752
Western Midstream Operating LP
4.05%, 2/01/2030 50,000 46,973
6.15%, 4/01/2033 150,000 154,961
5.50%, 8/15/2048 50,000 44,349
5.25%, 2/01/2050 60,000 52,248
Williams Companies, Inc. (The)
5.30%, 8/15/2028 96,000 97,453
2.60%, 3/15/2031 175,000 151,540
4.65%, 8/15/2032 100,000 96,504
5.65%, 3/15/2033 10,000 10,242
6.30%, 4/15/2040 379,000 398,905
4.90%, 1/15/2045 50,000 44,373
5.10%, 9/15/2045 100,000 91,501
4.85%, 3/01/2048 85,000 74,513
3.50%, 10/15/2051 80,000 55,836
5.30%, 8/15/2052 100,000 93,567
Woodside Finance Ltd.
5.10%, 9/12/2034 100,000 96,800
5.70%, 9/12/2054 200,000 193,847
34,307,708
Financial – 8.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 200,000 190,895
6.10%, 1/15/2027 150,000 153,798
4.63%, 10/15/2027 210,000 208,378
6.15%, 9/30/2030 438,000 459,453
3.40%, 10/29/2033 50,000 42,907
Affiliated Managers Group, Inc.
,
3.30% , 6/15/2030 67,000 60,947
Aflac, Inc.
,
4.75% , 1/15/2049 110,000 98,561
Agree LP
,
2.00% , 6/15/2028 140,000 126,274
Air Lease Corp.
Series G, 3.75%, 6/01/2026 200,000 196,578
1.88%, 8/15/2026 200,000 190,035
2.20%, 1/15/2027 25,000 23,638
3.63%, 12/01/2027 173,000 166,936
2.10%, 9/01/2028 25,000 22,502
3.25%, 10/01/2029 25,000 23,081
3.00%, 2/01/2030 45,000 40,625
3.13%, 12/01/2030 402,000 359,627
2.88%, 1/15/2032 475,000 407,458

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Aircastle Ltd.
,
4.25% , 6/15/2026 574,000 566,489
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027 50,000 49,038
4.90%, 12/15/2030 20,000 19,849
3.38%, 8/15/2031 40,000 36,280
1.88%, 2/01/2033 100,000 77,770
2.95%, 3/15/2034 78,000 65,248
3.00%, 5/18/2051 152,000 96,590
3.55%, 3/15/2052 150,000 104,934
Alleghany Corp.
,
3.63% , 5/15/2030 57,000 53,881
Allstate Corp. (The)
5.05%, 6/24/2029 500,000 504,423
5.25%, 3/30/2033 215,000 216,536
4.50%, 6/15/2043 50,000 43,717
Ally Financial, Inc.
4.75%, 6/09/2027 30,000 29,793
6.85%, 1/03/2030 30,000 31,181
8.00%, 11/01/2031 40,000 44,499
8.00%, 11/01/2031 220,000 245,042
American Express Co.
4.20%, 11/06/2025 25,000 24,918
4.90%, 2/13/2026 395,000 396,666
3.13%, 5/20/2026 75,000 73,429
1.65%, 11/04/2026 114,000 107,568
2.55%, 3/04/2027 438,000 418,216
5.65%, 4/23/2027 150,000 151,900
3.30%, 5/03/2027 1,200,000 1,162,891
5.28%, 7/27/2029 40,000 40,628
5.53%, 4/25/2030 175,000 179,377
4.42%, 8/03/2033 70,000 67,255
5.04%, 5/01/2034 360,000 359,071
5.63%, 7/28/2034 45,000 45,737
5.28%, 7/26/2035 100,000 100,175
4.05%, 12/03/2042 135,000 115,775
American Financial Group, Inc.
,
4.50% , 6/15/2047 50,000 42,393
American Homes 4 Rent LP
3.63%, 4/15/2032 29,000 26,172
5.50%, 7/15/2034 250,000 251,348
3.38%, 7/15/2051 140,000 94,481
American International Group, Inc.
4.20%, 4/01/2028 25,000 24,509
3.40%, 6/30/2030 25,000 23,157
5.13%, 3/27/2033 99,000 99,014
4.80%, 7/10/2045 600,000 543,153
American Tower Corp.
1.60%, 4/15/2026 131,000 125,087
3.38%, 10/15/2026 25,000 24,389
3.65%, 3/15/2027 10,000 9,751
5.50%, 3/15/2028 50,000 50,930
5.25%, 7/15/2028 65,000 65,760
5.80%, 11/15/2028 15,000 15,473
3.95%, 3/15/2029 596,000 573,151
3.80%, 8/15/2029 50,000 47,581
2.90%, 1/15/2030 75,000 67,898
2.10%, 6/15/2030 25,000 21,464

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
American Tower Corp. (continued)
1.88%, 10/15/2030 25,000 20,999
2.70%, 4/15/2031 35,000 30,450
2.30%, 9/15/2031 25,000 20,952
5.55%, 7/15/2033 95,000 96,666
5.90%, 11/15/2033 39,000 40,620
3.70%, 10/15/2049 10,000 7,420
3.10%, 6/15/2050 95,000 63,253
2.95%, 1/15/2051 65,000 41,933
Ameriprise Financial, Inc.
,
5.70% , 12/15/2028 50,000 52,094
Aon Corporation
4.50%, 12/15/2028 265,000 262,534
3.75%, 5/02/2029 166,000 158,837
2.80%, 5/15/2030 55,000 49,272
Aon Corporation / Aon Global Holdings PLC
2.85%, 5/28/2027 786,000 752,509
2.05%, 8/23/2031 81,000 67,651
5.00%, 9/12/2032 135,000 134,362
5.35%, 2/28/2033 60,000 60,767
2.90%, 8/23/2051 200,000 126,300
Apollo Global Management, Inc.
,
6.38% , 11/15/2033 50,000 54,514
Arch Capital Group Ltd.
,
7.35% , 5/01/2034 100,000 114,504
Ares Capital Corp.
,
3.88% , 1/15/2026 160,000 157,307
Ares Management Corp.
6.38%, 11/10/2028 50,000 52,622
5.60%, 10/11/2054 100,000 97,303
Arthur J. Gallagher & Co.
,
5.75% , 7/15/2054 400,000 402,141
Assurant, Inc.
4.90%, 3/27/2028 30,000 29,848
3.70%, 2/22/2030 155,000 143,826
Assured Guaranty US Holdings, Inc.
,
3.60% , 9/15/2051 50,000 35,267
Athene Holding Ltd.
4.13%, 1/12/2028 164,000 159,481
3.45%, 5/15/2052 50,000 33,015
6.25%, 4/01/2054 200,000 205,275
Australia & New Zealand Banking Group Ltd.
,
4.90% , 7/16/2027 500,000 506,082
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,817
2.45%, 1/15/2031 20,000 17,479
5.00%, 2/15/2033 50,000 49,755
5.30%, 12/07/2033 300,000 304,124
AXIS Specialty Finance LLC
,
3.90% , 7/15/2029 15,000 14,288
AXIS Specialty Finance PLC
,
4.00% , 12/06/2027 15,000 14,560
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 62,686
2.55%, 10/13/2026 55,000 51,814
Banco Santander SA
1.85%, 3/25/2026 200,000 191,637
4.25%, 4/11/2027 200,000 197,027
5.29%, 8/18/2027 368,000 370,637
1.72%, 9/14/2027 200,000 188,210
5.55%, 3/14/2028 200,000 202,076
5.59%, 8/08/2028 400,000 408,809
5.54%, 3/14/2030 200,000 202,562
2.75%, 12/03/2030 250,800 215,149

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Banco Santander SA (continued)
5.44%, 7/15/2031 200,000 203,176
6.92%, 8/08/2033 200,000 215,231
Bank of America Corp.
4.45%, 3/03/2026 50,000 49,741
3.50%, 4/19/2026 45,000 44,307
6.22%, 9/15/2026 713,000 732,785
4.25%, 10/22/2026 375,000 371,409
5.08%, 1/20/2027 402,000 403,066
Series N, 1.66%, 3/11/2027 470,000 450,006
3.56%, 4/23/2027 242,000 237,629
5.93%, 9/15/2027 30,000 30,635
3.25%, 10/21/2027 100,000 96,479
Series L, 4.18%, 11/25/2027 205,000 201,347
3.71%, 4/24/2028 143,000 139,244
4.38%, 4/27/2028 390,000 385,977
3.59%, 7/21/2028 150,000 145,258
4.95%, 7/22/2028 100,000 100,394
6.20%, 11/10/2028 319,000 331,486
5.20%, 4/25/2029 130,000 131,289
2.09%, 6/14/2029 325,000 294,658
4.27%, 7/23/2029 154,000 150,782
5.82%, 9/15/2029 175,000 180,691
3.97%, 2/07/2030 436,000 419,265
3.19%, 7/23/2030 150,000 138,831
2.88%, 10/22/2030 240,000 217,802
2.50%, 2/13/2031 300,000 265,151
2.59%, 4/29/2031 225,000 198,780
1.90%, 7/23/2031 200,000 168,765
1.92%, 10/24/2031 65,000 54,444
Series N, 2.65%, 3/11/2032 300,000 260,029
2.69%, 4/22/2032 468,000 405,869
2.30%, 7/21/2032 200,000 168,137
2.57%, 10/20/2032 430,000 365,351
2.97%, 2/04/2033 265,000 230,023
4.57%, 4/27/2033 255,000 245,425
5.02%, 7/22/2033 570,000 566,255
5.29%, 4/25/2034 375,000 376,794
5.87%, 9/15/2034 371,000 386,837
5.47%, 1/23/2035 200,000 202,973
5.43%, 8/15/2035 620,000 611,510
5.52%, 10/25/2035 200,000 198,628
2.48%, 9/21/2036 274,000 224,563
6.11%, 1/29/2037 111,000 117,544
4.08%, 4/23/2040 50,000 43,514
2.68%, 6/19/2041 180,000 128,492
3.31%, 4/22/2042 750,000 578,503
4.33%, 3/15/2050 268,000 229,269
4.08%, 3/20/2051 160,000 131,378
2.83%, 10/24/2051 50,000 32,587
Series N, 3.48%, 3/13/2052 194,000 143,421
2.97%, 7/21/2052 500,000 335,217
Bank of America NA
,
5.53% , 8/18/2026 315,000 320,585
Bank of Montreal
1.25%, 9/15/2026 66,000 62,037
0.95%, 1/22/2027 120,000 114,409

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Bank of Montreal (continued)
2.65%, 3/08/2027 104,000 99,589
Series f2f, 4.57%, 9/10/2027 200,000 199,667
5.20%, 2/01/2028 10,000 10,162
5.72%, 9/25/2028 200,000 206,814
4.64%, 9/10/2030 200,000 197,600
Bank of Nova Scotia (The)
4.50%, 12/16/2025 20,000 19,890
1.35%, 6/24/2026
(a)
185,000 175,650
1.30%, 9/15/2026 297,000 279,562
1.95%, 2/02/2027 255,000 240,593
2.95%, 3/11/2027 110,000 105,970
5.25%, 6/12/2028
(a)
240,000 244,221
4.85%, 2/01/2030 122,000 121,801
4.74%, 11/10/2032 200,000 195,284
5.65%, 2/01/2034 50,000 51,749
BankUnited , Inc.
,
4.88% , 11/17/2025 55,000 54,700
Barclays PLC
5.83%, 5/09/2027 200,000 202,463
6.50%, 9/13/2027 200,000 205,394
2.28%, 11/24/2027 280,000 265,247
5.67%, 3/12/2028 200,000 203,120
4.84%, 5/09/2028 564,000 556,469
5.50%, 8/09/2028 225,000 228,008
4.84%, 9/10/2028 200,000 198,945
6.49%, 9/13/2029 200,000 209,358
4.94%, 9/10/2030 200,000 197,748
2.67%, 3/10/2032 50,000 42,944
7.44%, 11/02/2033 310,000 347,977
6.22%, 5/09/2034 180,000 188,622
5.34%, 9/10/2035 200,000 196,038
5.25%, 8/17/2045 120,000 116,438
4.95%, 1/10/2047 200,000 183,553
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032 750,000 668,460
5.75%, 1/15/2040 175,000 188,050
4.40%, 5/15/2042 25,000 23,072
4.20%, 8/15/2048 127,000 109,293
4.25%, 1/15/2049 252,000 219,767
BGC Group, Inc.
8.00%, 5/25/2028 30,000 31,818
6.60%, 6/10/2029 250,000 254,060
BlackRock, Inc.
3.20%, 3/15/2027 169,000 164,534
3.25%, 4/30/2029
(a)
400,000 379,683
2.40%, 4/30/2030 50,000 44,592
Blackstone Private Credit Fund
2.63%, 12/15/2026 35,000 32,978
7.30%, 11/27/2028
(b)
50,000 52,445

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Blackstone Secured Lending Fund
,
2.75% , 9/16/2026 186,000 177,194
Blue Owl Capital Corp.
,
4.25% , 1/15/2026 200,000 196,941
Blue Owl Capital Corp. II
,
8.45% , 11/15/2026 50,000 52,079
Blue Owl Capital Corp. III
,
3.13% , 4/13/2027 85,000 79,692
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 152,000 144,687
4.70%, 2/08/2027 50,000 48,759
6.65%, 3/15/2031 360,000 362,359
Blue Owl Technology Finance Corp.
,
2.50% , 1/15/2027 50,000 46,321
Boston Properties LP
3.65%, 2/01/2026 164,000 160,921
4.50%, 12/01/2028 75,000 72,739
3.40%, 6/21/2029 27,000 24,782
2.90%, 3/15/2030 418,000 368,729
3.25%, 1/30/2031 426,000 375,248
2.55%, 4/01/2032 247,000 201,228
6.50%, 1/15/2034
(a)
15,000 15,874
BPCE SA
,
3.38% , 12/02/2026 250,000 244,213
Brighthouse Financial, Inc.
5.63%, 5/15/2030
(a)
70,000 71,496
3.85%, 12/22/2051 95,000 63,867
Brixmor Operating Partnership LP
,
2.50% , 8/16/2031 190,000 160,759
Broadstone NET Lease LLC
,
2.60% , 9/15/2031 15,000 12,448
Brookfield Capital Finance LLC
,
6.09% , 6/14/2033 10,000 10,486
Brookfield Finance LLC / Brookfield Finance, Inc.
,
3.45% , 4/15/2050 280,000 198,112
Brookfield Finance, Inc.
4.85%, 3/29/2029 194,000 193,831
5.68%, 1/15/2035 225,000 229,498
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 49,230
2.38%, 3/15/2031 50,000 42,445
5.65%, 6/11/2034 250,000 253,874
4.95%, 3/17/2052 30,000 26,200
Camden Property Trust
5.85%, 11/03/2026 50,000 51,211
4.10%, 10/15/2028 40,000 39,042
3.35%, 11/01/2049 35,000 24,759
Canadian Imperial Bank of Commerce
5.62%, 7/17/2026 12,000 12,187
3.45%, 4/07/2027 126,000 122,595
5.00%, 4/28/2028 126,000 126,899
5.99%, 10/03/2028 55,000 57,427
5.26%, 4/08/2029 300,000 305,168
4.63%, 9/11/2030 250,000 246,168
Capital One Financial Corp.
3.75%, 7/28/2026 160,000 156,601
3.75%, 3/09/2027 200,000 195,418
3.65%, 5/11/2027 120,000 116,971
1.88%, 11/02/2027 115,000 108,419
3.80%, 1/31/2028 461,000 445,637
2.36%, 7/29/2032 100,000 80,604
5.27%, 5/10/2033 30,000 29,531
5.82%, 2/01/2034 250,000 253,431
6.38%, 6/08/2034 30,000 31,436

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Carlyle Secured Lending, Inc.
,
6.75% , 2/18/2030 500,000 503,605
CBOE Global Markets, Inc.
,
1.63% , 12/15/2030 95,000 78,942
CBRE Services, Inc.
4.88%, 3/01/2026 125,000 124,853
5.95%, 8/15/2034 15,000 15,695
Charles Schwab Corp. (The)
0.90%, 3/11/2026 202,000 191,907
1.15%, 5/13/2026 25,000 23,733
5.88%, 8/24/2026 20,000 20,409
2.45%, 3/03/2027 173,000 164,653
3.30%, 4/01/2027 25,000 24,230
2.00%, 3/20/2028 10,000 9,175
4.00%, 2/01/2029 90,000 87,714
5.64%, 5/19/2029 20,000 20,505
2.75%, 10/01/2029 159,000 144,904
2.30%, 5/13/2031 50,000 42,955
5.85%, 5/19/2034 165,000 171,675
6.14%, 8/24/2034 25,000 26,508
Chubb INA Holdings LLC
3.35%, 5/03/2026 15,000 14,739
1.38%, 9/15/2030 125,000 104,175
4.35%, 11/03/2045 500,000 435,783
CI Financial Corp.
,
3.20% , 12/17/2030 215,000 182,115
Cincinnati Financial Corp.
,
6.92% , 5/15/2028 100,000 106,948
Citigroup, Inc.
4.60%, 3/09/2026 350,000 348,828
3.40%, 5/01/2026 200,000 196,240
3.20%, 10/21/2026 175,000 170,068
4.30%, 11/20/2026 200,000 197,937
1.12%, 1/28/2027 200,000 190,954
1.46%, 6/09/2027 115,000 109,089
4.45%, 9/29/2027 435,000 429,132
3.89%, 1/10/2028 140,000 137,142
3.07%, 2/24/2028 550,000 529,006
4.13%, 7/25/2028 122,000 118,995
3.52%, 10/27/2028 155,000 149,294
5.17%, 2/13/2030 411,000 413,287
3.98%, 3/20/2030 544,000 521,722
2.98%, 11/05/2030 418,000 379,397
2.67%, 1/29/2031 200,000 177,518
4.41%, 3/31/2031 270,000 261,088
2.57%, 6/03/2031 910,000 798,577
2.52%, 11/03/2032 135,000 113,784
3.06%, 1/25/2033 370,000 321,718
5.88%, 2/22/2033 40,000 41,425
3.79%, 3/17/2033 225,000 204,531
4.91%, 5/24/2033 180,000 176,324
6.27%, 11/17/2033 45,000 47,917
5.45%, 6/11/2035 300,000 302,597
8.13%, 7/15/2039 125,000 157,502
5.88%, 1/30/2042 155,000 162,731
2.90%, 11/03/2042 150,000 107,754
5.30%, 5/06/2044 190,000 184,014
4.65%, 7/30/2045 215,000 192,221
4.75%, 5/18/2046 300,000 267,705

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Citizens Financial Group, Inc.
3.25%, 4/30/2030 150,000 135,996
6.65%, 4/25/2035 300,000 320,337
5.64%, 5/21/2037 150,000 146,011
CME Group, Inc.
3.75%, 6/15/2028 15,000 14,700
5.30%, 9/15/2043 450,000 460,859
CNA Financial Corp.
3.45%, 8/15/2027 10,000 9,672
2.05%, 8/15/2030 50,000 42,592
5.13%, 2/15/2034 200,000 197,879
Commonwealth Bank of Australia
,
5.32% , 3/13/2026 250,000 252,728
Cooperatieve Rabobank U.A.
3.75%, 7/21/2026 250,000 244,565
4.49%, 10/17/2029 250,000 247,058
5.75%, 12/01/2043 488,000 499,456
COPT Defense Properties LP
,
2.00% , 1/15/2029 52,000 45,617
Corebridge Financial, Inc.
3.65%, 4/05/2027 220,000 214,342
3.90%, 4/05/2032 70,000 63,988
6.05%, 9/15/2033 102,000 105,792
4.35%, 4/05/2042 10,000 8,472
4.40%, 4/05/2052 95,000 77,943
Crown Castle, Inc.
4.45%, 2/15/2026 25,000 24,876
3.70%, 6/15/2026 175,000 171,846
1.05%, 7/15/2026 48,000 45,063
4.80%, 9/01/2028 10,000 9,945
4.30%, 2/15/2029 140,000 136,100
3.10%, 11/15/2029 156,000 142,548
2.25%, 1/15/2031 285,000 240,918
2.50%, 7/15/2031 400,000 338,556
5.10%, 5/01/2033 127,000 125,228
4.00%, 11/15/2049 150,000 116,389
4.15%, 7/01/2050 15,000 11,871
3.25%, 1/15/2051 130,000 88,080
CubeSmart LP
,
3.13% , 9/01/2026 100,000 96,986
Deutsche Bank AG
2.31%, 11/16/2027 200,000 189,130
2.55%, 1/07/2028 200,000 189,060
5.00%, 9/11/2030 150,000 147,694
3.55%, 9/18/2031 294,000 266,432
3.73%, 1/14/2032 200,000 175,995
3.74%, 1/07/2033 200,000 171,887
5.40%, 9/11/2035 150,000 145,705
Digital Realty Trust LP
3.70%, 8/15/2027 515,000 500,759
4.45%, 7/15/2028 95,000 93,744
3.60%, 7/01/2029 59,000 55,981
Discover Financial Services
4.10%, 2/09/2027 181,000 177,919
6.70%, 11/29/2032 35,000 37,656

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
DOC DR, LLC
,
3.95% , 1/15/2028 25,000 24,301
Eaton Vance Corp.
,
3.50% , 4/06/2027
(a)
197,000 191,961
Enstar Group Ltd.
,
3.10% , 9/01/2031 50,000 42,298
EPR Properties
,
4.50% , 6/01/2027 50,000 49,015
Equinix , Inc.
1.45%, 5/15/2026 135,000 128,670
2.90%, 11/18/2026 54,000 52,170
2.50%, 5/15/2031 122,000 105,054
3.90%, 4/15/2032 50,000 46,654
3.00%, 7/15/2050 249,000 163,348
2.95%, 9/15/2051 55,000 34,856
3.40%, 2/15/2052 70,000 48,709
Equitable Holdings, Inc.
4.35%, 4/20/2028 135,000 132,372
5.00%, 4/20/2048 133,000 122,041
ERP Operating LP
4.15%, 12/01/2028 200,000 196,347
4.50%, 7/01/2044 70,000 61,579
4.00%, 8/01/2047 25,000 19,759
Essex Portfolio LP
2.65%, 3/15/2032 600,000 508,862
2.65%, 9/01/2050 50,000 29,506
Everest Reinsurance Holdings, Inc.
,
3.13% , 10/15/2052 95,000 60,167
Extra Space Storage LP
3.50%, 7/01/2026 72,000 70,552
4.00%, 6/15/2029 125,000 120,249
5.50%, 7/01/2030 10,000 10,213
2.35%, 3/15/2032 470,000 387,148
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028 157,000 156,344
4.63%, 4/29/2030 25,000 24,453
6.00%, 12/07/2033 200,000 205,285
Federal Realty OP LP
3.20%, 6/15/2029 76,000 70,103
4.50%, 12/01/2044 40,000 33,720
Fidelity National Financial, Inc.
4.50%, 8/15/2028 74,000 72,822
3.40%, 6/15/2030 135,000 122,470
2.45%, 3/15/2031 140,000 119,559
Fifth Third Bancorp
4.06%, 4/25/2028 150,000 146,672
6.36%, 10/27/2028 150,000 155,613
4.77%, 7/28/2030 55,000 54,118
4.90%, 9/06/2030 200,000 197,764
4.34%, 4/25/2033 60,000 56,077
Fifth Third Bank NA
,
2.25% , 2/01/2027 350,000 332,145
First American Financial Corp.
,
4.00% , 5/15/2030 25,000 23,250
Franklin Resources, Inc.
,
1.60% , 10/30/2030 75,000 62,102
FS KKR Capital Corp.
,
3.25% , 7/15/2027 210,000 197,560
Globe Life, Inc.
,
2.15% , 8/15/2030 49,000 41,423
GLP Capital LP / GLP Financing II, Inc.
5.38%, 4/15/2026 270,000 270,106
5.75%, 6/01/2028 40,000 40,596
5.30%, 1/15/2029 50,000 49,883

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
GLP Capital LP / GLP Financing II, Inc. (continued)
4.00%, 1/15/2030 140,000 130,390
3.25%, 1/15/2032 130,000 112,238
6.75%, 12/01/2033 50,000 53,272
5.63%, 9/15/2034 50,000 49,371
Goldman Sachs Bank USA
,
5.28% , 3/18/2027 300,000 301,864
Goldman Sachs Group, Inc. (The)
3.75%, 2/25/2026 500,000 493,748
3.50%, 11/16/2026 300,000 292,750
1.09%, 12/09/2026 85,000 81,477
5.95%, 1/15/2027 350,000 358,979
3.85%, 1/26/2027 460,000 451,066
1.43%, 3/09/2027 260,000 248,245
1.95%, 10/21/2027 250,000 236,386
2.64%, 2/24/2028 230,000 218,974
3.69%, 6/05/2028 37,000 35,973
4.48%, 8/23/2028 200,000 198,239
3.81%, 4/23/2029 20,000 19,280
4.22%, 5/01/2029 180,000 175,867
6.48%, 10/24/2029 60,000 63,300
2.60%, 2/07/2030 60,000 53,609
3.80%, 3/15/2030 200,000 189,311
5.73%, 4/25/2030 500,000 514,041
4.69%, 10/23/2030 300,000 296,371
2.62%, 4/22/2032 430,000 369,837
Series D, 2.38%, 7/21/2032 220,000 185,493
2.65%, 10/21/2032 220,000 187,596
6.13%, 2/15/2033 20,000 21,703
3.10%, 2/24/2033 235,000 205,349
6.56%, 10/24/2034 30,000 32,776
5.33%, 7/23/2035 200,000 199,964
6.45%, 5/01/2036 25,000 26,990
6.75%, 10/01/2037 343,000 376,571
4.41%, 4/23/2039 25,000 22,449
6.25%, 2/01/2041 681,000 737,090
3.21%, 4/22/2042 100,000 75,556
2.91%, 7/21/2042 544,000 393,255
3.44%, 2/24/2043 175,000 135,041
4.80%, 7/08/2044 125,000 115,330
5.15%, 5/22/2045 470,000 448,237
4.75%, 10/21/2045 54,000 49,514
Hanover Insurance Group, Inc. (The)
4.50%, 4/15/2026 20,000 19,896
2.50%, 9/01/2030 25,000 21,590
Hartford Financial Services Group, Inc. (The)
,
3.60% , 8/19/2049 435,000 323,779
Healthpeak OP LLC
,
5.25% , 12/15/2032 100,000 100,668
Highwoods Realty LP
3.88%, 3/01/2027 55,000 53,241
4.13%, 3/15/2028 60,000 57,438
3.05%, 2/15/2030 50,000 43,936
7.65%, 2/01/2034 629,000 705,190
Host Hotels & Resorts LP
,
5.70% , 7/01/2034
(a)
200,000 199,758
HSBC Holdings PLC
5.89%, 8/14/2027 275,000 279,802
5.60%, 5/17/2028 200,000 202,979

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
HSBC Holdings PLC (continued)
7.39%, 11/03/2028 200,000 213,054
6.16%, 3/09/2029 700,000 724,396
3.97%, 5/22/2030 200,000 190,506
2.85%, 6/04/2031 700,000 620,243
5.73%, 5/17/2032 500,000 511,992
5.40%, 8/11/2033 200,000 201,012
8.11%, 11/03/2033 250,000 288,118
6.25%, 3/09/2034 250,000 264,916
6.50%, 5/02/2036 400,000 431,529
6.50%, 9/15/2037 400,000 427,313
6.50%, 9/15/2037 160,000 168,835
6.10%, 1/14/2042 320,000 351,446
Huntington Bancshares, Inc.
6.21%, 8/21/2029 140,000 145,280
5.02%, 5/17/2033 45,000 43,533
2.49%, 8/15/2036 102,000 82,159
Huntington National Bank (The)
,
4.55% , 5/17/2028 520,000 516,314
ING Groep NV
6.08%, 9/11/2027 295,000 301,505
4.55%, 10/02/2028 220,000 217,330
4.25%, 3/28/2033 100,000 94,112
6.11%, 9/11/2034 370,000 389,439
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 90,000 89,185
3.10%, 9/15/2027 45,000 43,251
4.35%, 6/15/2029 307,000 302,658
5.25%, 6/15/2031 275,000 280,566
4.60%, 3/15/2033 25,000 24,335
2.65%, 9/15/2040 100,000 71,475
4.25%, 9/21/2048 10,000 8,447
3.00%, 6/15/2050 399,000 266,371
4.95%, 6/15/2052 25,000 23,533
3.00%, 9/15/2060 250,000 155,846
5.20%, 6/15/2062 140,000 135,026
Invesco Finance PLC
,
3.75% , 1/15/2026 35,000 34,544
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 171,000 154,801
5.45%, 8/15/2030 10,000 10,162
Jackson Financial, Inc.
,
4.00% , 11/23/2051 25,000 17,853
Jefferies Financial Group, Inc.
6.45%, 6/08/2027 128,000 132,886
5.88%, 7/21/2028 120,000 123,283
4.15%, 1/23/2030 30,000 28,687
6.25%, 1/15/2036 50,000 51,963
Jones Lang Lasalle , Inc.
,
6.88% , 12/01/2028 50,000 53,282
JPMorgan Chase & Co.
7.63%, 10/15/2026 605,000 638,776
1.05%, 11/19/2026 300,000 288,169
4.13%, 12/15/2026 75,000 74,250
3.96%, 1/29/2027 145,000 143,504
1.04%, 2/04/2027 200,000 190,675
1.58%, 4/22/2027 465,000 443,734
8.00%, 4/29/2027 400,000 431,534
4.25%, 10/01/2027 75,000 74,364

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
JPMorgan Chase & Co. (continued)
6.07%, 10/22/2027 45,000 46,100
3.78%, 2/01/2028 753,000 736,603
2.95%, 2/24/2028 245,000 235,141
5.57%, 4/22/2028 400,000 407,104
4.32%, 4/26/2028 40,000 39,573
4.85%, 7/25/2028 213,000 213,336
3.51%, 1/23/2029 75,000 72,062
4.01%, 4/23/2029 250,000 243,080
4.20%, 7/23/2029 50,000 48,837
5.30%, 7/24/2029 270,000 273,885
6.09%, 10/23/2029 50,000 52,142
4.45%, 12/05/2029 91,000 89,455
5.01%, 1/23/2030 250,000 251,052
3.70%, 5/06/2030 30,000 28,525
4.57%, 6/14/2030 215,000 211,681
5.00%, 7/22/2030 500,000 501,435
2.74%, 10/15/2030 35,000 31,652
4.60%, 10/22/2030 300,000 296,135
4.49%, 3/24/2031 230,000 225,313
2.52%, 4/22/2031 150,000 132,452
2.96%, 5/13/2031 195,000 174,928
1.76%, 11/19/2031 100,000 83,294
1.95%, 2/04/2032 105,000 87,785
2.58%, 4/22/2032 795,000 688,854
2.55%, 11/08/2032 565,000 481,937
2.96%, 1/25/2033 195,000 170,349
4.91%, 7/25/2033 500,000 495,363
5.72%, 9/14/2033 150,000 154,527
5.35%, 6/01/2034 140,000 141,606
6.25%, 10/23/2034 765,000 820,931
5.29%, 7/22/2035 500,000 502,802
4.95%, 10/22/2035 150,000 147,250
6.40%, 5/15/2038 157,000 176,073
5.50%, 10/15/2040 153,000 156,079
3.11%, 4/22/2041 95,000 72,863
2.53%, 11/19/2041 50,000 34,893
5.40%, 1/06/2042 115,000 116,807
5.63%, 8/16/2043 116,000 119,531
4.85%, 2/01/2044 50,000 47,413
4.26%, 2/22/2048 250,000 213,938
4.03%, 7/24/2048 390,000 321,303
3.90%, 1/23/2049 200,000 161,857
3.11%, 4/22/2051 100,000 69,416
3.33%, 4/22/2052 215,000 155,567
Kemper Corp.
2.40%, 9/30/2030 25,000 21,138
3.80%, 2/23/2032 45,000 40,211
Keybank NA
,
3.40% , 5/20/2026 250,000 242,990
KeyCorp
2.25%, 4/06/2027 40,000 37,553
4.10%, 4/30/2028 50,000 48,567
4.79%, 6/01/2033 30,000 28,595

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
KfW
0.63%, 1/22/2026 445,000 425,378
5.00%, 3/16/2026 775,000 781,953
3.63%, 4/01/2026 1,200,000 1,188,761
1.00%, 10/01/2026 991,000 932,895
3.75%, 2/15/2028 100,000 98,692
3.88%, 6/15/2028 1,000,000 990,072
4.75%, 10/29/2030 565,000 580,009
4.13%, 7/15/2033 370,000 364,074
0.00%, 4/18/2036
(c)
175,000 104,638
Kilroy Realty LP
2.50%, 11/15/2032 100,000 78,225
6.25%, 1/15/2036
(a)
300,000 302,521
Kimco Realty OP LLC
2.80%, 10/01/2026 25,000 24,118
6.40%, 3/01/2034 10,000 10,853
3.70%, 10/01/2049 95,000 71,141
Kite Realty Group LP
,
4.00% , 10/01/2026 40,000 39,227
Landwirtschaftliche Rentenbank
Series G, 1.75%, 7/27/2026 155,000 148,403
Series 44, 3.88%, 6/14/2028 525,000 519,300
Lazard Group LLC
3.63%, 3/01/2027 100,000 97,080
4.50%, 9/19/2028 10,000 9,796
Legg Mason, Inc.
,
4.75% , 3/15/2026 25,000 24,988
Lincoln National Corp.
3.40%, 3/01/2032 50,000 44,276
5.85%, 3/15/2034 200,000 205,435
4.35%, 3/01/2048 45,000 35,961
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 198,544
5.99%, 8/07/2027 315,000 320,865
5.87%, 3/06/2029 405,000 415,338
5.68%, 1/05/2035 200,000 202,363
5.30%, 12/01/2045 100,000 94,220
LPL Holdings, Inc.
,
6.75% , 11/17/2028 50,000 52,712
M&T Bank Corp.
4.55%, 8/16/2028 350,000 345,701
6.08%, 3/13/2032 400,000 413,651
Main Street Capital Corp.
,
3.00% , 7/14/2026 78,000 74,502
Manulife Financial Corp.
4.15%, 3/04/2026 77,000 76,376
4.06%, 2/24/2032 445,000 433,887
5.38%, 3/04/2046 85,000 83,761
Markel Group, Inc.
5.00%, 4/05/2046 50,000 44,583
4.30%, 11/01/2047 75,000 59,927
4.15%, 9/17/2050 30,000 23,244
Marsh & McLennan Companies, Inc.
3.75%, 3/14/2026 370,000 365,900
2.25%, 11/15/2030 50,000 43,412
2.38%, 12/15/2031 210,000 179,225
5.75%, 11/01/2032 60,000 63,348
5.40%, 9/15/2033 10,000 10,315

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Marsh & McLennan Companies, Inc. (continued)
5.15%, 3/15/2034 200,000 202,304
4.75%, 3/15/2039 25,000 23,671
4.90%, 3/15/2049 45,000 41,612
2.90%, 12/15/2051 50,000 32,078
5.70%, 9/15/2053 176,000 181,231
Mastercard , Inc.
2.95%, 11/21/2026 148,000 143,965
3.30%, 3/26/2027 15,000 14,632
3.50%, 2/26/2028 135,000 131,168
4.88%, 3/09/2028 95,000 96,375
2.95%, 6/01/2029 200,000 187,462
3.35%, 3/26/2030 48,000 45,091
4.88%, 5/09/2034 150,000 149,938
3.65%, 6/01/2049 275,000 214,427
3.85%, 3/26/2050 10,000 8,056
MetLife, Inc.
5.38%, 7/15/2033 20,000 20,536
6.38%, 6/15/2034 100,000 109,383
5.30%, 12/15/2034 250,000 253,053
5.70%, 6/15/2035 200,000 209,426
4.13%, 8/13/2042 95,000 80,952
4.05%, 3/01/2045 70,000 58,034
5.25%, 1/15/2054 85,000 83,007
MGIC Investment Corp.
,
5.25% , 8/15/2028 300,000 295,598
Mid-America Apartments L.P.
4.00%, 11/15/2025 35,000 34,753
1.10%, 9/15/2026 340,000 318,635
3.60%, 6/01/2027 50,000 48,829
Mitsubishi UFJ Financial Group, Inc.
1.64%, 10/13/2027 200,000 188,548
2.34%, 1/19/2028 200,000 189,869
3.96%, 3/02/2028 25,000 24,487
4.08%, 4/19/2028 354,000 348,296
5.35%, 9/13/2028 285,000 289,945
5.13%, 7/20/2033 365,000 366,002
5.41%, 4/19/2034
(a)
300,000 307,830
3.75%, 7/18/2039 355,000 304,684
Mizuho Financial Group, Inc.
1.23%, 5/22/2027 552,000 522,706
1.55%, 7/09/2027 200,000 189,466
5.41%, 9/13/2028 180,000 182,879
4.25%, 9/11/2029 75,000 73,199
2.59%, 5/25/2031 50,000 44,032
2.56%, 9/13/2031 335,000 282,141
5.58%, 5/26/2035 250,000 256,202
Morgan Stanley
5.00%, 11/24/2025 250,000 250,659
3.13%, 7/27/2026 250,000 243,787
6.25%, 8/09/2026 100,000 102,727
Series G, 4.35%, 9/08/2026 195,000 193,679
0.99%, 12/10/2026 495,000 474,227
3.63%, 1/20/2027 225,000 220,808
3.95%, 4/23/2027 125,000 122,731
1.59%, 5/04/2027 300,000 286,042

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Morgan Stanley (continued)
1.51%, 7/20/2027 330,000 312,262
5.65%, 4/13/2028 100,000 101,969
3.59%, 7/22/2028 315,000 305,326
6.30%, 10/18/2028 55,000 57,242
Series G, 3.77%, 1/24/2029 368,000 356,114
5.16%, 4/20/2029 245,000 247,127
5.45%, 7/20/2029 45,000 45,884
6.41%, 11/01/2029 300,000 315,942
4.43%, 1/23/2030 125,000 122,529
Series G, 2.70%, 1/22/2031 249,000 222,593
3.62%, 4/01/2031 125,000 116,913
1.79%, 2/13/2032 800,000 659,762
7.25%, 4/01/2032 550,000 630,480
1.93%, 4/28/2032 310,000 256,302
2.24%, 7/21/2032 54,000 45,218
2.51%, 10/20/2032 327,000 277,300
2.94%, 1/21/2033 215,000 186,706
4.89%, 7/20/2033 240,000 235,768
6.34%, 10/18/2033 285,000 306,450
5.25%, 4/21/2034 207,000 207,214
6.63%, 11/01/2034 45,000 49,243
5.30%, 4/20/2037 255,000 249,758
3.97%, 7/22/2038 400,000 347,950
4.46%, 4/22/2039 210,000 193,188
3.22%, 4/22/2042 40,000 30,787
6.38%, 7/24/2042 294,000 330,094
4.30%, 1/27/2045 225,000 196,371
4.38%, 1/22/2047 29,000 25,354
2.80%, 1/25/2052 245,000 159,423
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 32,542
1.65%, 1/15/2031 55,000 45,747
5.55%, 2/15/2034 182,000 185,774
2.50%, 12/21/2040 25,000 17,012
3.25%, 4/28/2050 140,000 96,047
3.95%, 3/07/2052 50,000 38,132
6.10%, 6/28/2063 50,000 52,189
National Health Investors, Inc.
,
3.00% , 2/01/2031 95,000 81,516
NatWest Group PLC
7.47%, 11/10/2026 325,000 332,719
1.64%, 6/14/2027 382,000 362,802
4.96%, 8/15/2030 400,000 396,508
NNN REIT, Inc.
5.60%, 10/15/2033 10,000 10,196
3.50%, 4/15/2051 25,000 17,453
3.00%, 4/15/2052 70,000 44,136
Nomura Holdings, Inc.
2.33%, 1/22/2027 200,000 188,898
6.07%, 7/12/2028 235,000 242,925
2.61%, 7/14/2031 200,000 169,803
3.00%, 1/22/2032 395,000 339,080
Northern Trust Corp.
4.00%, 5/10/2027 95,000 94,099
3.15%, 5/03/2029 63,000 59,390

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Northern Trust Corp. (continued)
1.95%, 5/01/2030 25,000 21,697
3.38%, 5/08/2032 60,000 57,594
6.13%, 11/02/2032 45,000 48,259
Oaktree Strategic Credit Fund
,
8.40% , 11/14/2028
(b)
50,000 53,578
Oesterreichische Kontrollbank AG
4.13%, 1/20/2026 220,000 219,098
5.00%, 10/23/2026 600,000 608,009
Old Republic International Corp.
3.88%, 8/26/2026 70,000 68,823
3.85%, 6/11/2051 30,000 21,623
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 95,000 93,813
4.75%, 1/15/2028 25,000 24,650
3.63%, 10/01/2029 115,000 106,484
ORIX Corp.
,
4.00% , 4/13/2032 150,000 139,213
PartnerRe Finance B LLC
,
3.70% , 7/02/2029 133,000 126,251
PNC Bank NA
,
2.70% , 10/22/2029 75,000 67,110
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026 180,000 174,028
4.76%, 1/26/2027 200,000 199,825
3.15%, 5/19/2027 113,000 108,958
6.62%, 10/20/2027 30,000 31,066
5.35%, 12/02/2028 115,000 116,835
3.45%, 4/23/2029 108,000 102,516
5.58%, 6/12/2029 45,000 45,978
2.55%, 1/22/2030 315,000 281,683
5.49%, 5/14/2030 500,000 510,237
4.81%, 10/21/2032 250,000 245,443
4.63%, 6/06/2033 50,000 47,801
5.07%, 1/24/2034 215,000 212,157
5.94%, 8/18/2034 95,000 99,322
6.88%, 10/20/2034 50,000 55,562
Primerica, Inc.
,
2.80% , 11/19/2031 50,000 42,511
Principal Financial Group, Inc.
,
3.10% , 11/15/2026 189,000 183,195
Private Export Funding Corp.
,
Series PP , 1.40% , 7/15/2028 50,000 44,918
Progressive Corp. (The)
4.00%, 3/01/2029 31,000 30,336
4.13%, 4/15/2047 230,000 191,463
4.20%, 3/15/2048 305,000 257,021
ProLogis LP
4.88%, 6/15/2028 315,000 317,730
2.88%, 11/15/2029 144,000 132,341
1.75%, 2/01/2031 10,000 8,375
5.13%, 1/15/2034 275,000 275,187
5.25%, 3/15/2054 300,000 289,218
Prospect Capital Corp.
3.36%, 11/15/2026
(a)
240,000 225,694
3.44%, 10/15/2028 165,000 142,746
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 49,711
3.91%, 12/07/2047 300,000 236,422
4.42%, 3/27/2048 20,000 17,071
3.94%, 12/07/2049 173,000 135,695
3.70%, 3/13/2051 105,000 79,356

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Public Storage Operating Co.
0.88%, 2/15/2026 94,000 89,685
1.50%, 11/09/2026 30,000 28,305
1.95%, 11/09/2028 500,000 451,415
3.39%, 5/01/2029 105,000 99,695
2.25%, 11/09/2031 14,000 11,857
5.10%, 8/01/2033 46,000 46,198
Radian Group, Inc.
,
4.88% , 3/15/2027 50,000 49,632
Raymond James Financial, Inc.
4.65%, 4/01/2030 342,000 341,514
4.95%, 7/15/2046 33,000 30,495
Rayonier LP
,
2.75% , 5/17/2031 65,000 55,780
Realty Income Corp.
4.63%, 11/01/2025 25,000 24,976
5.05%, 1/13/2026 267,000 266,334
3.00%, 1/15/2027 50,000 48,272
3.95%, 8/15/2027 60,000 59,102
3.40%, 1/15/2028 50,000 48,169
3.25%, 6/15/2029 151,000 141,256
4.00%, 7/15/2029 119,000 115,091
3.40%, 1/15/2030 110,000 102,471
3.20%, 2/15/2031 10,000 9,042
2.70%, 2/15/2032 25,000 21,430
4.90%, 7/15/2033 60,000 58,815
4.65%, 3/15/2047 171,000 152,362
Regency Centers LP
2.95%, 9/15/2029 25,000 22,930
4.40%, 2/01/2047 25,000 20,979
4.65%, 3/15/2049 65,000 56,451
Regions Financial Corp.
1.80%, 8/12/2028 47,000 41,845
5.50%, 9/06/2035 200,000 198,192
Reinsurance Group of America, Inc.
,
3.90% , 5/15/2029 150,000 143,932
RenaissanceRe Finance, Inc.
,
3.45% , 7/01/2027 215,000 208,494
RenaissanceRe Holdings Ltd.
,
5.75% , 6/05/2033 41,000 41,565
Rexford Industrial Realty LP
,
2.15% , 9/01/2031 40,000 33,017
Royal Bank of Canada
Series G, 0.88%, 1/20/2026 200,000 191,343
1.20%, 4/27/2026 110,000 104,731
Series G, 5.20%, 7/20/2026 25,000 25,293
3.63%, 5/04/2027 80,000 78,238
Series G, 4.24%, 8/03/2027 100,000 99,260
6.00%, 11/01/2027 200,000 207,791
Series G, 5.20%, 8/01/2028 235,000 238,879
Series G, 4.97%, 8/02/2030 500,000 501,284
Series G, 2.30%, 11/03/2031 245,000 208,625
3.88%, 5/04/2032 36,000 33,721
Series G, 5.00%, 2/01/2033 50,000 50,043
Sabra Health Care LP
5.13%, 8/15/2026 35,000 34,994
3.90%, 10/15/2029 50,000 46,476
Safehold GL Holdings LLC
,
2.80% , 6/15/2031 44,000 37,731
Santander Holdings USA, Inc.
3.24%, 10/05/2026 275,000 265,682
4.40%, 7/13/2027 650,000 640,514

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Santander Holdings USA, Inc. (continued)
2.49%, 1/06/2028 80,000 75,418
6.50%, 3/09/2029 135,000 139,195
6.57%, 6/12/2029 10,000 10,374
7.66%, 11/09/2031 50,000 54,823
Santander UK Group Holdings PLC
1.67%, 6/14/2027
(a)
250,000 236,711
2.47%, 1/11/2028 200,000 188,542
2.90%, 3/15/2032 125,000 108,751
Simon Property Group LP
3.30%, 1/15/2026 161,000 158,452
3.25%, 11/30/2026 34,000 33,084
1.38%, 1/15/2027 200,000 186,780
3.38%, 6/15/2027 48,000 46,694
3.38%, 12/01/2027 90,000 87,072
2.45%, 9/13/2029 125,000 112,479
2.65%, 7/15/2030 15,000 13,385
2.20%, 2/01/2031 316,000 270,755
5.50%, 3/08/2033 30,000 30,712
6.25%, 1/15/2034 50,000 53,853
4.75%, 9/26/2034 100,000 95,893
4.75%, 3/15/2042 70,000 64,132
3.25%, 9/13/2049 102,000 70,840
6.65%, 1/15/2054 50,000 57,229
Sixth Street Specialty Lending, Inc.
,
2.50% , 8/01/2026 110,000 104,548
State Street Corporation
5.27%, 8/03/2026 25,000 25,310
1.68%, 11/18/2027 126,000 118,590
5.68%, 11/21/2029 50,000 51,562
2.20%, 3/03/2031 445,000 382,044
2.62%, 2/07/2033 20,000 17,144
4.16%, 8/04/2033 50,000 47,287
5.16%, 5/18/2034 50,000 50,414
3.03%, 11/01/2034 375,000 335,570
6.12%, 11/21/2034 250,000 263,333
Stewart Information Services Corp.
,
3.60% , 11/15/2031 135,000 116,439
STORE Capital Corp.
4.63%, 3/15/2029 115,000 110,448
2.75%, 11/18/2030 20,000 17,072
2.70%, 12/01/2031 28,000 23,060
Sumitomo Mitsui Financial Group, Inc.
0.95%, 1/12/2026 251,000 239,948
2.63%, 7/14/2026 50,000 48,338
1.40%, 9/17/2026 200,000 188,506
3.01%, 10/19/2026 200,000 193,946
3.45%, 1/11/2027 65,000 63,392
3.36%, 7/12/2027 225,000 218,113
3.35%, 10/18/2027 125,000 120,431
5.52%, 1/13/2028 280,000 285,959
5.80%, 7/13/2028 325,000 335,613
3.94%, 7/19/2028
(a)
25,000 24,305
5.72%, 9/14/2028 285,000 293,825
5.81%, 9/14/2033
(a)
410,000 430,714
2.30%, 1/12/2041 130,000 89,200
5.84%, 7/09/2044 400,000 415,095

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Sun Communities Operating LP
4.20%, 4/15/2032 35,000 32,200
5.70%, 1/15/2033 96,000 96,482
Synchrony Bank
,
5.63% , 8/23/2027 296,000 298,253
Synchrony Financial
3.70%, 8/04/2026 60,000 58,526
3.95%, 12/01/2027 65,000 62,432
2.88%, 10/28/2031 255,000 212,610
Tanger Properties LP
,
2.75% , 9/01/2031 90,000 75,709
Toronto-Dominion Bank (The)
5.10%, 1/09/2026 70,000 70,275
1.20%, 6/03/2026 460,000 435,476
1.25%, 9/10/2026 195,000 183,410
1.95%, 1/12/2027 70,000 66,090
2.80%, 3/10/2027 100,000 95,919
4.11%, 6/08/2027 270,000 266,280
4.69%, 9/15/2027 148,000 147,759
5.16%, 1/10/2028 80,000 80,828
5.52%, 7/17/2028 89,000 91,049
2.00%, 9/10/2031
(a)
95,000 79,370
Series G, 2.45%, 1/12/2032 50,000 42,351
3.20%, 3/10/2032 115,000 101,814
4.46%, 6/08/2032 60,000 57,545
5.15%, 9/10/2034 200,000 196,556
Travelers Companies, Inc. (The)
5.35%, 11/01/2040 25,000 25,030
4.00%, 5/30/2047 110,000 90,173
Travelers Property Casualty Corp.
,
6.38% , 3/15/2033 315,000 352,292
Truist Bank
,
3.30% , 5/15/2026 217,000 211,860
Truist Financial Corp.
1.27%, 3/02/2027 110,000 104,880
6.05%, 6/08/2027 80,000 81,491
1.13%, 8/03/2027 450,000 408,341
4.12%, 6/06/2028 50,000 49,142
4.87%, 1/26/2029 450,000 448,440
4.92%, 7/28/2033 100,000 95,288
6.12%, 10/28/2033 390,000 407,737
5.87%, 6/08/2034 70,000 71,991
U.S. Bancorp
Series V, 2.38%, 7/22/2026 236,000 227,786
6.79%, 10/26/2027 20,000 20,768
3.90%, 4/26/2028 140,000 135,924
4.55%, 7/22/2028 332,000 329,911
4.65%, 2/01/2029 187,000 185,878
5.78%, 6/12/2029 270,000 277,695
Series D, 3.00%, 7/30/2029 641,000 587,704
1.38%, 7/22/2030 55,000 45,557
2.68%, 1/27/2033 95,000 80,730
4.97%, 7/22/2033 100,000 96,965
5.85%, 10/21/2033 310,000 321,044
4.84%, 2/01/2034 314,000 303,838
5.84%, 6/12/2034 130,000 134,356

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
UBS AG
,
4.50% , 6/26/2048 250,000 223,389
UBS Group AG
4.55%, 4/17/2026 350,000 348,635
4.88%, 5/15/2045 165,000 152,262
UDR, Inc.
2.95%, 9/01/2026 40,000 38,609
Series G, 3.50%, 1/15/2028 50,000 47,855
3.00%, 8/15/2031 50,000 44,357
2.10%, 8/01/2032 25,000 20,057
Unum Group
,
4.50% , 12/15/2049 15,000 12,226
Ventas Realty LP
3.25%, 10/15/2026 94,000 91,156
3.85%, 4/01/2027 40,000 39,114
4.40%, 1/15/2029 228,000 222,782
3.00%, 1/15/2030 15,000 13,587
4.38%, 2/01/2045 15,000 12,524
4.88%, 4/15/2049 10,000 8,912
VICI Properties LP
4.95%, 2/15/2030 90,000 88,299
5.63%, 5/15/2052 208,000 195,070
Visa, Inc.
3.15%, 12/14/2025 25,000 24,656
1.90%, 4/15/2027 125,000 117,945
2.05%, 4/15/2030 17,000 14,959
1.10%, 2/15/2031 200,000 163,306
4.15%, 12/14/2035 275,000 259,502
2.70%, 4/15/2040 105,000 78,675
4.30%, 12/14/2045 100,000 88,402
3.65%, 9/15/2047 173,000 137,578
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 48,883
4.80%, 6/15/2046 50,000 42,880
W.R. Berkley Corp.
,
4.75% , 8/01/2044 70,000 62,962
Wachovia Corp.
,
5.50% , 8/01/2035 210,000 212,607
Wells Fargo & Co.
4.10%, 6/03/2026 105,000 103,848
3.00%, 10/23/2026 10,000 9,685
3.20%, 6/17/2027 45,000 43,880
3.58%, 5/22/2028 1,326,000 1,285,177
2.39%, 6/02/2028 170,000 159,949
4.81%, 7/25/2028 260,000 259,626
4.15%, 1/24/2029 350,000 341,315
5.57%, 7/25/2029 175,000 178,660
6.30%, 10/23/2029 60,000 62,882
Series B, 7.95%, 11/15/2029 15,000 16,864
2.88%, 10/30/2030 575,000 521,337
2.57%, 2/11/2031 125,000 110,706
4.48%, 4/04/2031 360,000 351,591
3.35%, 3/02/2033 865,000 768,977
4.90%, 7/25/2033 420,000 411,206
5.39%, 4/24/2034 65,000 65,449
5.56%, 7/25/2034 116,000 118,019
5.38%, 11/02/2043 860,000 826,229
5.61%, 1/15/2044 340,000 334,112
Series G, 4.90%, 11/17/2045 330,000 294,746

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Financial – 8.3% (continued)
Wells Fargo & Co. (continued)
5.01%, 4/04/2051 461,000 429,426
Wells Fargo Bank NA
,
5.45% , 8/07/2026 350,000 355,235
Welltower OP LLC
4.25%, 4/01/2026 25,000 24,834
4.25%, 4/15/2028 45,000 44,277
3.10%, 1/15/2030 52,000 47,760
2.75%, 1/15/2031 237,000 209,521
Western Union Co. (The)
1.35%, 3/15/2026 105,000 99,853
2.75%, 3/15/2031 70,000 59,812
Westpac Banking Corp.
5.51%, 11/17/2025 50,000 50,533
2.85%, 5/13/2026 95,000 92,768
1.15%, 6/03/2026 281,000 266,917
4.04%, 8/26/2027 400,000 395,721
5.46%, 11/18/2027 735,000 754,661
3.40%, 1/25/2028 59,000 56,938
5.54%, 11/17/2028 50,000 51,839
1.95%, 11/20/2028 390,000 353,053
2.15%, 6/03/2031 25,000 21,486
5.41%, 8/10/2033 25,000 25,060
6.82%, 11/17/2033 100,000 110,324
4.11%, 7/24/2034 50,000 47,317
2.67%, 11/15/2035 45,000 38,481
3.02%, 11/18/2036 50,000 42,705
2.96%, 11/16/2040 41,000 29,792
3.13%, 11/18/2041 290,000 213,179
Weyerhaeuser Co.
4.75%, 5/15/2026 85,000 84,963
4.00%, 11/15/2029 375,000 359,761
4.00%, 4/15/2030 15,000 14,361
4.00%, 3/09/2052 35,000 27,285
Willis North America, Inc.
4.65%, 6/15/2027 189,000 188,326
5.35%, 5/15/2033 15,000 15,053
5.05%, 9/15/2048 142,000 128,032
WP Carey, Inc.
4.25%, 10/01/2026 35,000 34,595
3.85%, 7/15/2029 25,000 23,903
2.25%, 4/01/2033 50,000 39,648
XL Group Ltd.
,
5.25% , 12/15/2043 25,000 23,598
165,290,658
Industrial – 1.9%
3M Co.
2.88%, 10/15/2027 177,000 168,721
2.38%, 8/26/2029 189,000 169,841
3.05%, 4/15/2030
(a)
35,000 32,223
3.63%, 10/15/2047 210,000 158,421
3.25%, 8/26/2049 50,000 35,392

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Industrial – 1.9% (continued)
Allegion US Holding Co., Inc.
,
3.55% , 10/01/2027 90,000 86,839
Amcor Finance USA, Inc.
,
3.63% , 4/28/2026 225,000 220,914
Amphenol Corporation
,
2.80% , 2/15/2030 20,000 18,104
Arrow Electronics, Inc.
,
2.95% , 2/15/2032 115,000 98,561
Berry Global, Inc.
1.65%, 1/15/2027 25,000 23,294
5.80%, 6/15/2031
(b)
250,000 252,644
Boeing Company (The)
2.20%, 2/04/2026 25,000 24,081
3.10%, 5/01/2026 20,000 19,367
2.70%, 2/01/2027 658,000 620,919
2.80%, 3/01/2027 15,000 14,155
3.25%, 2/01/2028 727,000 682,702
3.45%, 11/01/2028 380,000 352,026
3.20%, 3/01/2029 520,000 475,280
2.95%, 2/01/2030 10,000 8,857
5.15%, 5/01/2030 180,000 177,823
6.13%, 2/15/2033 105,000 107,407
3.60%, 5/01/2034 740,000 621,434
3.25%, 2/01/2035 60,000 47,777
6.63%, 2/15/2038 32,000 33,136
3.63%, 3/01/2048 125,000 84,315
3.85%, 11/01/2048 125,000 87,673
3.75%, 2/01/2050 100,000 69,452
5.81%, 5/01/2050 215,000 202,797
3.83%, 3/01/2059 145,000 94,304
3.95%, 8/01/2059 260,000 174,200
5.93%, 5/01/2060 200,000 186,866
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 20,510
6.15%, 5/01/2037 315,000 344,442
5.75%, 5/01/2040 70,000 73,435
4.45%, 3/15/2043 113,000 101,038
4.90%, 4/01/2044 140,000 131,752
4.55%, 9/01/2044 222,000 199,510
4.70%, 9/01/2045 40,000 36,391
3.90%, 8/01/2046 165,000 133,309
4.15%, 12/15/2048 90,000 75,158
4.45%, 1/15/2053 155,000 135,517
5.20%, 4/15/2054 55,000 53,978
Canadian National Railway Co.
2.75%, 3/01/2026 130,000 126,967
6.25%, 8/01/2034 25,000 27,504
6.20%, 6/01/2036 115,000 125,936
4.45%, 1/20/2049 100,000 88,248
2.45%, 5/01/2050 100,000 60,955
Canadian Pacific Railway Co.
4.00%, 6/01/2028 13,000 12,715
2.88%, 11/15/2029 193,000 176,379
4.80%, 8/01/2045 50,000 45,485
4.95%, 8/15/2045 226,000 209,540
6.13%, 9/15/2115 290,000 301,916
Carrier Global Corp.
2.72%, 2/15/2030 246,000 221,102
2.70%, 2/15/2031 50,000 43,850

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Industrial – 1.9% (continued)
Carrier Global Corp. (continued)
3.38%, 4/05/2040 135,000 106,191
3.58%, 4/05/2050 60,000 44,626
Caterpillar Financial Services Corporation
4.80%, 1/06/2026 25,000 25,103
0.90%, 3/02/2026 443,000 423,269
Series D, 4.35%, 5/15/2026 40,000 40,007
1.70%, 1/08/2027 19,000 17,931
3.60%, 8/12/2027 50,000 49,068
Caterpillar, Inc.
5.20%, 5/27/2041 275,000 274,405
3.80%, 8/15/2042 215,000 179,273
4.75%, 5/15/2064 24,000 21,660
CNH Industrial Capital LLC
4.55%, 4/10/2028 10,000 9,921
5.50%, 1/12/2029 10,000 10,224
CSX Corp.
3.35%, 11/01/2025 69,000 68,204
3.25%, 6/01/2027 40,000 38,802
2.40%, 2/15/2030 400,000 356,605
4.10%, 11/15/2032 100,000 95,141
5.20%, 11/15/2033 10,000 10,199
6.00%, 10/01/2036 40,000 42,872
6.22%, 4/30/2040 20,000 21,842
4.10%, 3/15/2044 110,000 92,782
4.75%, 11/15/2048 13,000 11,824
3.35%, 9/15/2049 175,000 126,153
3.80%, 4/15/2050 95,000 74,474
4.50%, 11/15/2052 100,000 87,479
4.25%, 11/01/2066 70,000 55,382
Deere & Co.
5.38%, 10/16/2029 50,000 51,930
3.10%, 4/15/2030 287,000 265,433
Dover Corp.
,
5.38% , 10/15/2035 25,000 25,651
Eaton Corp.
4.35%, 5/18/2028 20,000 19,902
4.15%, 3/15/2033 355,000 339,407
4.15%, 11/02/2042 77,000 66,588
Emerson Electric Co.
0.88%, 10/15/2026 80,000 74,948
1.80%, 10/15/2027 10,000 9,263
1.95%, 10/15/2030 75,000 64,562
2.20%, 12/21/2031 30,000 25,463
2.80%, 12/21/2051 200,000 129,191
FedEx Corp.
3.25%, 4/01/2026 50,000 49,020
3.10%, 8/05/2029 120,000 111,483
4.25%, 5/15/2030 10,000 9,727
2.40%, 5/15/2031
(a)
97,000 83,531
4.90%, 1/15/2034 130,000 128,867
3.25%, 5/15/2041 120,000 89,267
3.88%, 8/01/2042 275,000 218,019
5.10%, 1/15/2044 59,000 54,880
4.75%, 11/15/2045 15,000 13,120
4.55%, 4/01/2046 30,000 25,446

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Industrial – 1.9% (continued)
FedEx Corp. (continued)
4.40%, 1/15/2047 10,000 8,268
4.05%, 2/15/2048 95,000 75,063
5.25%, 5/15/2050 55,000 51,755
Flex Ltd.
,
3.75% , 2/01/2026 25,000 24,597
Flowserve Corp.
,
3.50% , 10/01/2030 75,000 68,487
Fortive Corp.
,
4.30% , 6/15/2046 25,000 20,809
Fortune Brands Innovations, Inc.
,
4.50% , 3/25/2052 25,000 20,693
GATX Corp.
3.85%, 3/30/2027 564,000 549,982
4.70%, 4/01/2029 40,000 39,689
3.50%, 6/01/2032 75,000 66,636
5.45%, 9/15/2033 90,000 90,616
6.90%, 5/01/2034 120,000 132,734
3.10%, 6/01/2051 50,000 32,308
GE Capital International Funding Co. Unlimited Co.
,
4.42% , 11/15/2035 650,000 612,376
General Dynamics Corp.
2.13%, 8/15/2026 205,000 197,182
3.50%, 4/01/2027 40,000 39,120
3.75%, 5/15/2028 221,000 215,244
4.25%, 4/01/2040 10,000 8,948
4.25%, 4/01/2050 141,000 120,947
HEICO Corporation
5.25%, 8/01/2028 10,000 10,147
5.35%, 8/01/2033 110,000 110,850
Hexcel Corporation
,
4.20% , 2/15/2027 75,000 73,145
Honeywell International, Inc.
2.50%, 11/01/2026 219,000 211,298
1.10%, 3/01/2027 200,000 185,657
4.95%, 2/15/2028 200,000 203,730
4.25%, 1/15/2029 215,000 213,586
1.95%, 6/01/2030 125,000 108,762
1.75%, 9/01/2031 75,000 62,208
5.70%, 3/15/2036 65,000 69,259
5.70%, 3/15/2037 137,000 144,929
3.81%, 11/21/2047 160,000 128,252
Howmet Aerospace, Inc.
,
3.00% , 1/15/2029 39,000 36,264
Hubbell, Inc.
,
3.15% , 8/15/2027 155,000 148,635
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027 60,000 57,706
2.04%, 8/16/2028 30,000 27,053
IDEX Corporation
,
2.63% , 6/15/2031 25,000 21,608
Illinois Tool Works, Inc.
2.65%, 11/15/2026 35,000 33,851
3.90%, 9/01/2042 215,000 180,477
Ingersoll Rand, Inc.
5.40%, 8/14/2028 25,000 25,562
5.18%, 6/15/2029 500,000 506,927
5.31%, 6/15/2031 100,000 101,911
5.70%, 8/14/2033 20,000 20,747
J.B. Hunt Transport Services, Inc.
,
3.88% , 3/01/2026 37,000 36,560
Jabil, Inc.
4.25%, 5/15/2027 50,000 49,213
3.95%, 1/12/2028 10,000 9,690

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Industrial – 1.9% (continued)
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 10,000 10,424
5.90%, 3/01/2033 50,000 51,224
John Deere Capital Corp.
4.75%, 6/08/2026 10,000 10,051
1.05%, 6/17/2026 35,000 33,169
5.15%, 9/08/2026 10,000 10,147
2.25%, 9/14/2026 85,000 81,786
1.70%, 1/11/2027 60,000 56,600
2.35%, 3/08/2027 50,000 47,660
4.15%, 9/15/2027 135,000 134,190
4.90%, 3/03/2028 35,000 35,385
4.95%, 7/14/2028 49,000 49,654
4.85%, 6/11/2029 250,000 252,378
2.80%, 7/18/2029 50,000 46,296
2.45%, 1/09/2030 25,000 22,510
4.70%, 6/10/2030 215,000 215,321
1.45%, 1/15/2031 125,000 104,117
4.90%, 3/07/2031 300,000 301,691
Series I, 5.15%, 9/08/2033 20,000 20,380
Series 1, 5.05%, 6/12/2034 250,000 252,504
Johnson Controls International PLC
,
4.50% , 2/15/2047 200,000 171,067
Keysight Technologies, Inc.
,
3.00% , 10/30/2029 88,000 80,378
Kirby Corp.
,
4.20% , 3/01/2028 65,000 63,182
L3Harris Technologies, Inc.
4.40%, 6/15/2028 100,000 98,711
4.40%, 6/15/2028 100,000 98,773
2.90%, 12/15/2029 70,000 63,716
4.85%, 4/27/2035 100,000 96,796
5.60%, 7/31/2053 200,000 201,935
Lafarge SA
,
7.13% , 7/15/2036 40,000 45,550
Lennox International, Inc.
,
5.50% , 9/15/2028 20,000 20,487
Lockheed Martin Corp.
3.55%, 1/15/2026 54,000 53,347
5.10%, 11/15/2027 120,000 122,107
5.25%, 1/15/2033 100,000 102,956
4.75%, 2/15/2034 524,000 517,279
4.50%, 5/15/2036 125,000 119,333
4.07%, 12/15/2042 75,000 64,305
3.80%, 3/01/2045 90,000 73,070
4.09%, 9/15/2052 100,000 82,411
4.15%, 6/15/2053 250,000 207,228
5.70%, 11/15/2054 90,000 95,155
Martin Marietta Materials, Inc.
3.50%, 12/15/2027 25,000 24,170
4.25%, 12/15/2047 65,000 53,357
3.20%, 7/15/2051 50,000 34,106
Masco Corp.
,
2.00% , 10/01/2030 345,000 292,358
Mohawk Industries, Inc.
5.85%, 9/18/2028 505,000 520,901
3.63%, 5/15/2030 10,000 9,341
Nordson Corp.
,
5.80% , 9/15/2033 10,000 10,465
Norfolk Southern Corp.
2.55%, 11/01/2029 189,000 170,930
5.05%, 8/01/2030 155,000 157,176

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Industrial – 1.9% (continued)
Norfolk Southern Corp. (continued)
4.45%, 3/01/2033 110,000 106,376
4.84%, 10/01/2041 50,000 46,753
4.45%, 6/15/2045 25,000 21,790
4.15%, 2/28/2048 50,000 41,357
3.05%, 5/15/2050 438,000 292,947
2.90%, 8/25/2051 50,000 32,049
4.05%, 8/15/2052 145,000 115,500
4.55%, 6/01/2053 110,000 95,054
5.35%, 8/01/2054 50,000 49,144
Northrop Grumman Corp.
3.20%, 2/01/2027 15,000 14,563
3.25%, 1/15/2028 235,000 224,849
4.40%, 5/01/2030 200,000 196,525
4.75%, 6/01/2043 35,000 32,127
4.03%, 10/15/2047 100,000 81,048
5.25%, 5/01/2050 79,000 76,869
4.95%, 3/15/2053 350,000 325,644
nVent Finance Sarl
,
2.75% , 11/15/2031 100,000 84,728
Oshkosh Corp.
,
3.10% , 3/01/2030 105,000 95,441
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 37,925
5.25%, 8/16/2028 147,000 149,572
3.11%, 2/15/2040 250,000 193,923
3.36%, 2/15/2050 50,000 36,051
Owens Corning
3.40%, 8/15/2026 199,000 194,603
3.88%, 6/01/2030 70,000 66,154
Packaging Corporation of America
3.40%, 12/15/2027 70,000 67,384
3.00%, 12/15/2029 103,000 94,508
4.05%, 12/15/2049 45,000 35,673
Parker-Hannifin Corporation
3.25%, 6/14/2029 25,000 23,480
4.50%, 9/15/2029 260,000 258,163
4.10%, 3/01/2047 70,000 57,260
4.00%, 6/14/2049 210,000 171,332
Regal Rexnord Corporation
6.05%, 4/15/2028 325,000 332,359
6.30%, 2/15/2030 100,000 103,431
6.40%, 4/15/2033 17,000 17,730
Republic Services, Inc.
3.38%, 11/15/2027 23,000 22,227
4.88%, 4/01/2029 100,000 100,531
5.00%, 11/15/2029 250,000 252,403
2.30%, 3/01/2030 50,000 44,248
5.00%, 4/01/2034 100,000 99,508
5.20%, 11/15/2034 300,000 303,527
3.05%, 3/01/2050 25,000 17,080
Rockwell Automation, Inc.
,
2.80% , 8/15/2061 162,000 94,367
RTX Corporation
3.13%, 5/04/2027 58,000 55,910
4.13%, 11/16/2028 452,000 442,178
5.75%, 1/15/2029 50,000 51,886
6.00%, 3/15/2031 50,000 52,944

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Industrial – 1.9% (continued)
RTX Corporation (continued)
1.90%, 9/01/2031 75,000 62,002
2.38%, 3/15/2032 77,000 64,654
6.10%, 3/15/2034 250,000 267,747
4.45%, 11/16/2038 300,000 272,987
4.50%, 6/01/2042 27,000 24,010
4.80%, 12/15/2043 31,000 28,265
4.15%, 5/15/2045 130,000 107,833
4.35%, 4/15/2047 305,000 257,672
4.05%, 5/04/2047 200,000 161,269
4.63%, 11/16/2048 105,000 92,520
2.82%, 9/01/2051 130,000 82,134
3.03%, 3/15/2052 100,000 65,902
5.38%, 2/27/2053 50,000 49,033
6.40%, 3/15/2054 50,000 56,305
Ryder System, Inc.
5.65%, 3/01/2028 45,000 46,151
5.25%, 6/01/2028 225,000 227,782
Snap-On, Inc.
3.25%, 3/01/2027 25,000 24,315
4.10%, 3/01/2048 35,000 29,278
Sonoco Products Company
2.25%, 2/01/2027 15,000 14,164
2.85%, 2/01/2032 101,000 86,361
Stanley Black & Decker, Inc.
3.40%, 3/01/2026 46,000 45,158
4.25%, 11/15/2028
(a)
162,000 158,915
2.30%, 3/15/2030 75,000 65,539
Ste Transcore Holdings, Inc.
,
4.13% , 5/23/2026 200,000 198,206
Teledyne Technologies, Inc.
1.60%, 4/01/2026 45,000 43,017
2.75%, 4/01/2031 215,000 189,952
Textron, Inc.
4.00%, 3/15/2026 25,000 24,714
3.65%, 3/15/2027 650,000 632,951
3.38%, 3/01/2028 84,000 80,025
6.10%, 11/15/2033 50,000 52,461
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028 10,000 9,707
5.75%, 6/15/2043 26,000 26,969
4.30%, 2/21/2048 80,000 68,147
Tyco Electronics Group SA
,
3.13% , 8/15/2027 135,000 130,120
Union Pacific Corp.
3.00%, 4/15/2027 67,000 64,715
3.95%, 9/10/2028 95,000 92,997
3.70%, 3/01/2029 38,000 36,732
2.40%, 2/05/2030 164,000 146,663
2.80%, 2/14/2032 190,000 167,451
3.60%, 9/15/2037 50,000 42,839
3.55%, 8/15/2039 128,000 106,272
3.20%, 5/20/2041 115,000 88,674
4.05%, 3/01/2046 125,000 103,747
3.35%, 8/15/2046 35,000 25,796
4.00%, 4/15/2047 270,000 219,950
4.50%, 9/10/2048 196,000 173,197

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Industrial – 1.9% (continued)
Union Pacific Corp. (continued)
3.25%, 2/05/2050 75,000 53,464
3.50%, 2/14/2053 140,000 103,040
4.95%, 5/15/2053 10,000 9,497
3.95%, 8/15/2059 80,000 61,535
2.97%, 9/16/2062 366,000 222,127
4.10%, 9/15/2067 15,000 11,562
3.75%, 2/05/2070 100,000 70,967
3.80%, 4/06/2071 50,000 35,932
3.85%, 2/14/2072 15,000 10,940
United Parcel Service, Inc.
3.05%, 11/15/2027 145,000 139,172
2.50%, 9/01/2029 200,000 182,210
4.88%, 3/03/2033 367,000 367,954
4.25%, 3/15/2049 202,000 169,884
5.30%, 4/01/2050 135,000 133,733
5.05%, 3/03/2053 117,000 111,378
Veralto Corporation
5.50%, 9/18/2026 25,000 25,335
5.35%, 9/18/2028 15,000 15,273
5.45%, 9/18/2033 125,000 126,839
Vontier Corporation
2.40%, 4/01/2028 35,000 31,729
2.95%, 4/01/2031 365,000 313,404
Vulcan Materials Company
3.90%, 4/01/2027 55,000 54,145
4.70%, 3/01/2048 50,000 44,234
Waste Connections, Inc.
4.20%, 1/15/2033 400,000 376,483
5.00%, 3/01/2034 200,000 198,331
3.05%, 4/01/2050 70,000 47,118
Waste Management, Inc.
0.75%, 11/15/2025 83,000 79,763
3.15%, 11/15/2027 30,000 28,847
1.15%, 3/15/2028 311,000 278,092
4.88%, 2/15/2029 100,000 101,089
2.00%, 6/01/2029 74,000 66,206
4.15%, 4/15/2032 215,000 206,395
4.10%, 3/01/2045 25,000 21,107
4.15%, 7/15/2049 315,000 265,086
2.50%, 11/15/2050 20,000 12,192
Westinghouse Air Brake Technologies Corporation
3.45%, 11/15/2026 150,000 146,258
4.70%, 9/15/2028 436,000 433,940
WRKCo , Inc.
4.65%, 3/15/2026 245,000 243,908
4.00%, 3/15/2028 50,000 48,608
Xylem, Inc.
3.25%, 11/01/2026 62,000 60,366
4.38%, 11/01/2046 25,000 20,971
38,027,388

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Technology – 1.8%
Adobe, Inc.
,
2.15% , 2/01/2027 240,000 228,774
Amdocs Ltd.
,
2.54% , 6/15/2030 140,000 122,268
Analog Devices, Inc.
3.45%, 6/15/2027 192,000 187,089
2.95%, 10/01/2051 105,000 69,757
Apple, Inc.
4.42%, 5/08/2026 215,000 215,047
2.45%, 8/04/2026 200,000 193,661
3.35%, 2/09/2027 281,000 275,249
3.20%, 5/11/2027 25,000 24,339
3.00%, 6/20/2027 160,000 154,953
2.90%, 9/12/2027 62,000 59,677
3.00%, 11/13/2027 25,000 24,075
4.00%, 5/10/2028 750,000 743,537
1.40%, 8/05/2028 105,000 94,326
3.25%, 8/08/2029 166,000 157,985
2.20%, 9/11/2029 150,000 135,723
4.15%, 5/10/2030 116,000 115,365
1.65%, 5/11/2030 500,000 430,896
1.25%, 8/20/2030 138,000 115,979
1.65%, 2/08/2031 310,000 263,207
1.70%, 8/05/2031 350,000 294,465
3.35%, 8/08/2032
(a)
155,000 143,465
4.30%, 5/10/2033 15,000 14,925
2.38%, 2/08/2041 60,000 42,490
3.85%, 5/04/2043 411,000 350,328
4.65%, 2/23/2046 257,000 241,584
3.85%, 8/04/2046 216,000 178,975
2.65%, 5/11/2050 535,000 346,837
2.65%, 2/08/2051 251,000 161,264
2.70%, 8/05/2051 300,000 194,024
3.95%, 8/08/2052 75,000 62,076
4.85%, 5/10/2053
(a)
85,000 83,081
2.85%, 8/05/2061 100,000 63,075
Applied Materials, Inc.
1.75%, 6/01/2030 180,000 154,255
5.10%, 10/01/2035 330,000 335,851
4.35%, 4/01/2047 75,000 65,400
AutoDesk , Inc.
,
2.85% , 1/15/2030 91,000 82,811
Booz Allen Hamilton, Inc.
,
5.95% , 8/04/2033 15,000 15,757
Broadcom Corp. / Broadcom Cayman Finance Ltd.
,
3.50% , 1/15/2028 387,000 372,522
Broadcom, Inc.
3.15%, 11/15/2025 225,000 221,375
1.95%, 2/15/2028
(b)
30,000 27,453
4.11%, 9/15/2028 233,000 227,765
4.00%, 4/15/2029
(b)
50,000 48,195
2.45%, 2/15/2031
(b)
330,000 284,883
5.15%, 11/15/2031 500,000 503,380
4.15%, 4/15/2032
(b)
115,000 108,559
4.30%, 11/15/2032 77,000 73,135
2.60%, 2/15/2033
(b)
70,000 58,066
3.42%, 4/15/2033
(b)
95,000 83,803
3.47%, 4/15/2034
(b)
1,099,000 959,196
3.19%, 11/15/2036
(b)
125,000 101,321
4.93%, 5/15/2037
(b)
50,000 47,944

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Technology – 1.8% (continued)
Broadcom, Inc. (continued)
3.50%, 2/15/2041
(b)
205,000 160,903
Broadridge Financial Solutions, Inc.
,
3.40% , 6/27/2026 155,000 151,562
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 55,000 52,507
3.28%, 12/01/2028 198,000 184,421
CGI, Inc.
,
1.45% , 9/14/2026 115,000 108,139
Concentrix Corp.
6.65%, 8/02/2026 15,000 15,285
6.60%, 8/02/2028
(a)
310,000 314,290
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 121,000 121,332
5.30%, 10/01/2029 168,000 170,731
6.20%, 7/15/2030 110,000 116,514
3.38%, 12/15/2041 48,000 35,994
8.35%, 7/15/2046 100,000 130,123
3.45%, 12/15/2051 40,000 27,881
DXC Technology Co.
,
1.80% , 9/15/2026 45,000 42,306
Electronic Arts, Inc.
,
1.85% , 2/15/2031 25,000 20,966
Fidelity National Information Services, Inc.
1.15%, 3/01/2026 15,000 14,302
1.65%, 3/01/2028 480,000 434,748
5.10%, 7/15/2032 96,000 96,717
3.10%, 3/01/2041 50,000 37,076
Fiserv, Inc.
3.20%, 7/01/2026 127,000 123,986
5.45%, 3/02/2028 25,000 25,504
5.38%, 8/21/2028 65,000 66,258
4.20%, 10/01/2028 150,000 146,781
3.50%, 7/01/2029 188,000 177,625
2.65%, 6/01/2030 200,000 177,775
5.60%, 3/02/2033 482,000 495,161
5.63%, 8/21/2033 25,000 25,698
4.40%, 7/01/2049 130,000 109,896
Fortinet, Inc.
,
1.00% , 3/15/2026 65,000 61,774
Hewlett Packard Enterprise Co.
5.25%, 7/01/2028 10,000 10,123
4.55%, 10/15/2029 500,000 490,532
5.00%, 10/15/2034 200,000 193,969
6.20%, 10/15/2035 50,000 53,204
6.35%, 10/15/2045 55,000 58,505
HP, Inc.
1.45%, 6/17/2026 150,000 142,202
3.00%, 6/17/2027 397,000 380,615
4.75%, 1/15/2028 20,000 20,044
6.00%, 9/15/2041 21,000 21,704
Intel Corporation
4.88%, 2/10/2026 115,000 114,971
2.60%, 5/19/2026 75,000 72,450
3.15%, 5/11/2027 55,000 52,699
4.88%, 2/10/2028 260,000 258,916
2.45%, 11/15/2029 155,000 136,293
5.13%, 2/10/2030 50,000 49,902
3.90%, 3/25/2030 150,000 140,732
4.00%, 12/15/2032 764,000 695,574

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Technology – 1.8% (continued)
Intel Corporation (continued)
5.20%, 2/10/2033
(a)
550,000 540,239
4.60%, 3/25/2040 95,000 81,360
2.80%, 8/12/2041 50,000 33,004
5.63%, 2/10/2043 50,000 47,557
4.10%, 5/19/2046 75,000 56,281
3.73%, 12/08/2047 555,000 385,784
4.75%, 3/25/2050 150,000 122,329
4.90%, 8/05/2052 70,000 58,040
5.70%, 2/10/2053 70,000 65,302
3.10%, 2/15/2060 170,000 97,026
4.95%, 3/25/2060 50,000 41,017
3.20%, 8/12/2061 50,000 28,971
5.05%, 8/05/2062 130,000 108,053
5.90%, 2/10/2063 125,000 118,264
International Business Machines Corp.
3.45%, 2/19/2026 400,000 394,530
3.30%, 1/27/2027 315,000 306,858
1.70%, 5/15/2027 50,000 46,604
4.15%, 7/27/2027 182,000 180,079
4.50%, 2/06/2028 215,000 214,669
4.15%, 5/15/2039 100,000 87,484
4.00%, 6/20/2042 110,000 91,788
4.70%, 2/19/2046 160,000 143,639
2.95%, 5/15/2050 310,000 202,309
4.90%, 7/27/2052 200,000 183,345
5.10%, 2/06/2053 65,000 61,930
7.13%, 12/01/2096
(a)
125,000 158,211
Intuit, Inc.
5.25%, 9/15/2026 15,000 15,211
5.13%, 9/15/2028 175,000 178,809
1.65%, 7/15/2030 92,000 77,995
5.20%, 9/15/2033 25,000 25,485
5.50%, 9/15/2053 85,000 86,507
KLA Corporation
4.10%, 3/15/2029 50,000 49,120
3.30%, 3/01/2050 80,000 57,026
5.25%, 7/15/2062 220,000 213,131
Kyndryl Holdings, Inc.
2.70%, 10/15/2028 50,000 45,493
6.35%, 2/20/2034 300,000 310,679
LAM Research Corp.
2.88%, 6/15/2050 25,000 16,564
3.13%, 6/15/2060 115,000 74,242
Marvell Technology, Inc.
5.75%, 2/15/2029 10,000 10,302
5.95%, 9/15/2033 10,000 10,464
Micron Technology, Inc.
4.19%, 2/15/2027 272,000 268,420
5.38%, 4/15/2028 10,000 10,137
6.75%, 11/01/2029 140,000 150,256
4.66%, 2/15/2030 48,000 47,086
5.88%, 2/09/2033 50,000 51,705
5.88%, 9/15/2033 15,000 15,535
3.37%, 11/01/2041 150,000 111,154

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Technology – 1.8% (continued)
Microsoft Corporation
3.13%, 11/03/2025 21,000 20,731
2.40%, 8/08/2026 725,000 701,778
3.40%, 9/15/2026 30,000 29,521
3.30%, 2/06/2027 469,000 459,623
1.35%, 9/15/2030 375,000 318,559
3.50%, 2/12/2035 100,000 91,848
4.20%, 11/03/2035 50,000 48,426
4.50%, 10/01/2040 25,000 24,486
4.45%, 11/03/2045 55,000 52,073
3.70%, 8/08/2046 115,000 95,760
4.25%, 2/06/2047 190,000 177,464
4.50%, 6/15/2047 25,000 23,236
2.53%, 6/01/2050 939,000 601,591
2.92%, 3/17/2052 245,000 169,065
4.00%, 2/12/2055 160,000 137,686
3.95%, 8/08/2056 75,000 62,291
3.04%, 3/17/2062 181,000 120,963
NVIDIA Corporation
1.55%, 6/15/2028 822,000 745,651
2.85%, 4/01/2030 124,000 114,287
2.00%, 6/15/2031 920,000 789,499
3.50%, 4/01/2040 125,000 105,517
3.50%, 4/01/2050 40,000 31,147
NXP BV / NXP Funding LLC
,
5.55% , 12/01/2028 40,000 40,861
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/2026 45,000 44,433
4.30%, 6/18/2029 20,000 19,457
2.65%, 2/15/2032 26,000 21,973
3.25%, 5/11/2041 25,000 18,742
3.25%, 11/30/2051 80,000 53,546
Oracle Corporation
1.65%, 3/25/2026 50,000 47,909
2.80%, 4/01/2027 322,000 308,612
3.25%, 11/15/2027 210,000 201,735
2.30%, 3/25/2028 125,000 115,676
2.95%, 4/01/2030 22,000 19,965
2.88%, 3/25/2031 10,000 8,860
6.25%, 11/09/2032 47,000 50,436
4.90%, 2/06/2033 1,286,000 1,268,926
4.30%, 7/08/2034 300,000 280,003
3.85%, 7/15/2036 75,000 64,962
3.80%, 11/15/2037 170,000 144,083
6.13%, 7/08/2039 208,000 219,939
3.60%, 4/01/2040 500,000 397,381
4.50%, 7/08/2044 25,000 21,408
4.13%, 5/15/2045 296,000 238,286
4.00%, 11/15/2047 330,000 256,594
3.60%, 4/01/2050 185,000 133,323
3.95%, 3/25/2051 400,000 304,884
5.55%, 2/06/2053 220,000 214,895
3.85%, 4/01/2060 525,000 372,264
4.10%, 3/25/2061 200,000 148,360

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Technology – 1.8% (continued)
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 87,875
4.65%, 5/20/2035 50,000 48,943
4.80%, 5/20/2045 277,000 255,223
4.30%, 5/20/2047 205,000 174,440
6.00%, 5/20/2053 60,000 64,524
Roper Technologies, Inc.
3.85%, 12/15/2025 50,000 49,502
3.80%, 12/15/2026 15,000 14,778
4.20%, 9/15/2028 100,000 98,307
1.75%, 2/15/2031 125,000 103,303
Salesforce, Inc.
3.70%, 4/11/2028 615,000 601,060
1.50%, 7/15/2028 70,000 63,129
2.70%, 7/15/2041 100,000 72,268
2.90%, 7/15/2051 75,000 49,637
ServiceNow , Inc.
,
1.40% , 9/01/2030 207,000 172,890
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 65,000 65,234
4.95%, 3/28/2028 129,000 129,459
Teledyne FLIR LLC
,
2.50% , 8/01/2030 25,000 21,971
Texas Instruments, Inc.
2.90%, 11/03/2027 14,000 13,416
4.60%, 2/15/2028 143,000 143,824
2.25%, 9/04/2029 38,000 34,248
1.90%, 9/15/2031 50,000 42,254
4.15%, 5/15/2048 350,000 296,000
5.00%, 3/14/2053 65,000 62,182
5.05%, 5/18/2063 135,000 127,140
TSMC Arizona Corp.
1.75%, 10/25/2026 480,000 453,330
2.50%, 10/25/2031 260,000 225,211
3.25%, 10/25/2051 75,000 56,196
VMware LLC
1.40%, 8/15/2026 50,000 47,135
1.80%, 8/15/2028 45,000 40,296
4.70%, 5/15/2030 47,000 46,158
2.20%, 8/15/2031 210,000 175,028
Western Digital Corp.
,
3.10% , 2/01/2032 300,000 250,667
Xilinx, Inc.
,
2.38% , 6/01/2030 40,000 35,422
35,838,616
Utilities – 2.3%
AEP Texas, Inc.
Series I, 2.10%, 7/01/2030 90,000 77,471
5.70%, 5/15/2034 355,000 361,731
3.80%, 10/01/2047 54,000 39,934
5.25%, 5/15/2052 95,000 88,716
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 74,283
3.80%, 6/15/2049 30,000 23,034
5.40%, 3/15/2053 71,000 70,284
AES Corporation (The)
5.45%, 6/01/2028 320,000 322,908
2.45%, 1/15/2031 50,000 42,090

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Alabama Power Co.
3.94%, 9/01/2032 110,000 103,371
5.85%, 11/15/2033 500,000 528,604
3.75%, 3/01/2045 50,000 39,576
3.45%, 10/01/2049 250,000 182,500
3.13%, 7/15/2051 15,000 10,194
Ameren Corp.
3.65%, 2/15/2026 35,000 34,476
5.70%, 12/01/2026 50,000 50,894
1.75%, 3/15/2028 50,000 45,232
Ameren Illinois Co.
1.55%, 11/15/2030 105,000 87,406
3.85%, 9/01/2032 20,000 18,573
2.90%, 6/15/2051 110,000 71,921
American Electric Power Co., Inc.
5.75%, 11/01/2027 200,000 205,827
5.20%, 1/15/2029 70,000 70,922
2.30%, 3/01/2030 150,000 131,263
5.63%, 3/01/2033 265,000 270,708
6.95%, 12/15/2054 250,000 261,134
American Water Capital Corp.
2.95%, 9/01/2027 100,000 95,683
3.75%, 9/01/2028 104,000 100,481
3.45%, 6/01/2029 41,000 38,739
2.80%, 5/01/2030 100,000 90,216
4.45%, 6/01/2032 100,000 97,283
6.59%, 10/15/2037 115,000 129,372
4.00%, 12/01/2046 33,000 26,763
3.75%, 9/01/2047 65,000 49,961
3.45%, 5/01/2050 250,000 181,805
Appalachian Power Co.
,
5.65% , 4/01/2034 250,000 255,572
Arizona Public Service Co.
2.60%, 8/15/2029 750,000 681,027
2.20%, 12/15/2031 185,000 153,012
4.25%, 3/01/2049 50,000 39,905
3.50%, 12/01/2049 65,000 45,551
Atmos Energy Corp.
5.90%, 11/15/2033 10,000 10,645
4.13%, 3/15/2049 115,000 94,209
3.38%, 9/15/2049 52,000 37,760
2.85%, 2/15/2052 110,000 70,065
6.20%, 11/15/2053 10,000 11,061
Avangrid , Inc.
,
3.80% , 6/01/2029 15,000 14,317
Avista Corp.
,
4.00% , 4/01/2052 60,000 46,992
Baltimore Gas & Electric Co.
Series ., 5.30%, 6/01/2034 80,000 81,240
3.50%, 8/15/2046 120,000 89,472
5.40%, 6/01/2053 10,000 9,870
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028 257,000 245,834
1.65%, 5/15/2031 125,000 103,211
4.50%, 2/01/2045 200,000 176,844
4.45%, 1/15/2049 150,000 127,347
2.85%, 5/15/2051 185,000 118,400

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Black Hills Corp.
3.15%, 1/15/2027 15,000 14,438
3.05%, 10/15/2029 507,000 464,616
6.15%, 5/15/2034 110,000 115,269
CenterPoint Energy Houston Electric LLC
3.95%, 3/01/2048 250,000 198,166
Series AD, 2.90%, 7/01/2050 115,000 74,527
Series AJ, 4.85%, 10/01/2052 50,000 45,585
CenterPoint Energy Resources Corp.
5.25%, 3/01/2028 245,000 248,946
1.75%, 10/01/2030 97,000 81,539
CenterPoint Energy, Inc.
5.25%, 8/10/2026 10,000 10,076
3.70%, 9/01/2049 20,000 14,689
Cleveland Electric Illuminating Co. (The)
,
5.95% , 12/15/2036 30,000 30,808
Commonwealth Edison Co.
2.55%, 6/15/2026 135,000 130,748
3.70%, 8/15/2028 25,000 24,149
3.70%, 3/01/2045 100,000 78,606
Series 123, 3.75%, 8/15/2047 100,000 77,390
4.00%, 3/01/2048 320,000 258,341
4.00%, 3/01/2049 20,000 16,032
5.30%, 2/01/2053 100,000 97,676
Connecticut Light & Power Co. (The)
Series A, 3.20%, 3/15/2027 175,000 169,810
Series A, 2.05%, 7/01/2031 110,000 92,573
4.30%, 4/15/2044 200,000 172,509
5.25%, 1/15/2053 42,000 41,398
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 50,000 46,801
2.40%, 6/15/2031 325,000 282,234
Series 07-A, 6.30%, 8/15/2037 65,000 70,829
4.50%, 12/01/2045 200,000 174,573
Series E, 4.65%, 12/01/2048 126,000 111,811
6.15%, 11/15/2052 100,000 108,985
4.63%, 12/01/2054 30,000 26,340
Series C, 4.30%, 12/01/2056 25,000 20,511
Series C, 4.00%, 11/15/2057 50,000 38,670
4.50%, 5/15/2058 75,000 62,941
3.70%, 11/15/2059 90,000 65,424
Series C, 3.00%, 12/01/2060 20,000 12,172
3.60%, 6/15/2061 200,000 142,550
Constellation Energy Generation LLC
6.13%, 1/15/2034 45,000 47,945
6.25%, 10/01/2039 233,000 248,276
5.75%, 10/01/2041 30,000 30,165
5.60%, 6/15/2042 55,000 54,419
6.50%, 10/01/2053 55,000 60,383
Consumers Energy Co.
4.63%, 5/15/2033 50,000 49,137
3.75%, 2/15/2050 80,000 62,032
3.50%, 8/01/2051 100,000 76,201
4.20%, 9/01/2052 195,000 163,698

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Delmarva Power & Light Co.
,
4.15% , 5/15/2045 50,000 41,091
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 24,928
4.60%, 6/15/2043 50,000 44,609
6.25%, 10/15/2053 10,000 11,180
5.10%, 6/01/2065 50,000 46,323
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 85,000 81,039
Series C, 3.38%, 4/01/2030 70,000 64,805
5.38%, 11/15/2032 25,000 25,439
Series E, 6.30%, 3/15/2033 25,000 26,712
Series F, 5.25%, 8/01/2033 50,000 49,959
7.00%, 6/15/2038 112,000 126,550
Series B, 3.30%, 4/15/2041 25,000 18,628
Series C, 4.90%, 8/01/2041 25,000 22,858
Series B, 7.00%, 6/01/2054 350,000 372,953
Series A, 6.88%, 2/01/2055 250,000 260,906
DTE Energy Co.
2.85%, 10/01/2026 41,000 39,624
4.88%, 6/01/2028 175,000 175,248
Duke Energy Carolinas LLC
2.95%, 12/01/2026 25,000 24,257
2.85%, 3/15/2032 115,000 100,711
4.95%, 1/15/2033 100,000 99,607
5.30%, 2/15/2040 50,000 49,942
4.25%, 12/15/2041 30,000 26,227
3.75%, 6/01/2045 275,000 215,856
3.88%, 3/15/2046 75,000 59,560
3.70%, 12/01/2047 50,000 38,177
5.35%, 1/15/2053 100,000 98,376
5.40%, 1/15/2054 29,000 28,851
Duke Energy Corp.
5.00%, 12/08/2025 20,000 20,044
2.65%, 9/01/2026 308,000 297,248
5.00%, 12/08/2027 200,000 201,475
4.30%, 3/15/2028 15,000 14,787
2.45%, 6/01/2030 95,000 83,439
2.55%, 6/15/2031 50,000 42,982
5.75%, 9/15/2033 10,000 10,377
4.80%, 12/15/2045 250,000 220,914
3.75%, 9/01/2046 40,000 29,993
3.50%, 6/15/2051 62,000 43,330
5.00%, 8/15/2052 495,000 445,143
6.10%, 9/15/2053 85,000 88,742
Duke Energy Florida LLC
3.80%, 7/15/2028 20,000 19,483
1.75%, 6/15/2030 100,000 85,315
2.40%, 12/15/2031 136,000 115,705
5.88%, 11/15/2033 1,050,000 1,112,938
6.20%, 11/15/2053 50,000 54,690
Duke Energy Indiana LLC
3.75%, 5/15/2046 173,000 133,162
Series YYY, 3.25%, 10/01/2049 40,000 27,884

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Duke Energy Ohio, Inc.
,
3.70% , 6/15/2046 50,000 38,034
Duke Energy Progress LLC
5.25%, 3/15/2033 150,000 152,619
5.10%, 3/15/2034 200,000 201,466
4.38%, 3/30/2044 100,000 86,532
3.60%, 9/15/2047 50,000 37,342
5.35%, 3/15/2053 200,000 196,292
Edison International
4.13%, 3/15/2028 105,000 102,474
5.25%, 11/15/2028 10,000 10,074
El Paso Electric Co.
,
6.00% , 5/15/2035 28,000 28,421
Emera US Finance LP
3.55%, 6/15/2026 10,000 9,770
2.64%, 6/15/2031 230,000 195,295
4.75%, 6/15/2046 50,000 42,247
ENEL Americas SA
,
4.00% , 10/25/2026 50,000 49,030
ENEL Chile SA
,
4.88% , 6/12/2028 100,000 98,953
Entergy Arkansas LLC
,
3.50% , 4/01/2026 50,000 49,310
Entergy Corporation
2.95%, 9/01/2026 72,000 69,742
2.80%, 6/15/2030 230,000 205,865
Entergy Louisiana LLC
1.60%, 12/15/2030 10,000 8,265
3.05%, 6/01/2031 445,000 399,784
2.35%, 6/15/2032 101,000 85,043
4.00%, 3/15/2033 160,000 148,550
4.95%, 1/15/2045 100,000 91,158
4.20%, 9/01/2048 60,000 49,456
5.70%, 3/15/2054 200,000 204,700
Entergy Mississippi LLC
,
2.85% , 6/01/2028 155,000 145,560
Entergy Texas, Inc.
,
5.80% , 9/01/2053 80,000 82,202
Essential Utilities, Inc.
2.70%, 4/15/2030 100,000 89,289
3.35%, 4/15/2050 15,000 10,370
Evergy Kansas Central, Inc.
,
4.25% , 12/01/2045 165,000 136,953
Evergy Metro, Inc.
,
Series 2020 , 2.25% , 6/01/2030 40,000 34,814
Evergy , Inc.
,
2.90% , 9/15/2029 100,000 91,188
Eversource Energy
4.75%, 5/15/2026 115,000 114,957
Series U, 1.40%, 8/15/2026 31,000 29,203
5.45%, 3/01/2028 215,000 219,301
5.95%, 2/01/2029 50,000 51,895
Series O, 4.25%, 4/01/2029 100,000 97,443
Series R, 1.65%, 8/15/2030 100,000 83,282
5.13%, 5/15/2033 15,000 14,786
3.45%, 1/15/2050 120,000 85,470
Exelon Corp.
3.40%, 4/15/2026 100,000 98,118
5.15%, 3/15/2028 248,000 250,666
4.70%, 4/15/2050 210,000 183,874
Florida Power & Light Company
4.45%, 5/15/2026 140,000 140,130
Series A, 3.30%, 5/30/2027 310,000 300,649
5.05%, 4/01/2028 115,000 116,575
4.40%, 5/15/2028 245,000 243,629

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Florida Power & Light Company (continued)
4.63%, 5/15/2030 10,000 9,969
4.80%, 5/15/2033 125,000 123,559
5.96%, 4/01/2039 25,000 26,625
3.80%, 12/15/2042 50,000 40,681
4.05%, 10/01/2044 50,000 41,990
3.95%, 3/01/2048 95,000 77,147
3.99%, 3/01/2049 300,000 243,377
3.15%, 10/01/2049 25,000 17,472
2.88%, 12/04/2051 380,000 249,066
Georgia Power Co.
3.25%, 4/01/2026 50,000 49,062
4.65%, 5/16/2028 110,000 110,106
4.30%, 3/15/2042 100,000 87,232
4.30%, 3/15/2043 25,000 21,381
Series A, 3.25%, 3/15/2051 316,000 220,651
5.13%, 5/15/2052 145,000 139,000
Idaho Power Co.
5.20%, 8/15/2034 65,000 65,131
Series K, 4.20%, 3/01/2048 25,000 20,416
5.80%, 4/01/2054 50,000 51,451
Indiana Michigan Power Co.
4.25%, 8/15/2048 500,000 407,449
3.25%, 5/01/2051 50,000 34,177
Interstate Power & Light Co.
2.30%, 6/01/2030 15,000 13,048
4.95%, 9/30/2034 100,000 98,302
6.25%, 7/15/2039 145,000 154,287
5.45%, 9/30/2054 100,000 99,487
IPALCO Enterprises, Inc.
,
5.75% , 4/01/2034 100,000 101,507
Kentucky Utilities Co.
,
5.45% , 4/15/2033 25,000 25,657
Louisville Gas & Electric Co.
,
4.25% , 4/01/2049 165,000 135,199
MidAmerican Energy Co.
3.65%, 4/15/2029 210,000 201,639
5.80%, 10/15/2036 50,000 52,729
3.65%, 8/01/2048 50,000 38,475
4.25%, 7/15/2049 270,000 228,384
3.15%, 4/15/2050 50,000 34,928
2.70%, 8/01/2052 150,000 94,524
5.85%, 9/15/2054 20,000 21,190
Mississippi Power Co.
,
Series 12-A , 4.25% , 3/15/2042 20,000 16,979
National Fuel Gas Co.
3.95%, 9/15/2027 20,000 19,451
2.95%, 3/01/2031 85,000 73,568
National Grid PLC
5.60%, 6/12/2028 10,000 10,240
5.81%, 6/12/2033 15,000 15,551
National Grid USA
,
5.80% , 4/01/2035 25,000 25,330
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/2025 330,000 325,525
4.45%, 3/13/2026 50,000 49,895
1.00%, 6/15/2026 45,000 42,540
4.80%, 3/15/2028 257,000 258,536
5.05%, 9/15/2028 160,000 162,232
2.75%, 4/15/2032 150,000 130,183

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
5.00%, 8/15/2034 280,000 277,157
Nevada Power Co.
Series CC, 3.70%, 5/01/2029 255,000 244,287
Series DD, 2.40%, 5/01/2030 65,000 57,401
Series EE, 3.13%, 8/01/2050 25,000 16,536
6.00%, 3/15/2054 10,000 10,605
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 175,000 164,610
3.50%, 4/01/2029 85,000 80,500
2.75%, 11/01/2029 75,000 68,297
5.00%, 2/28/2030 80,000 80,608
2.25%, 6/01/2030 347,000 302,532
2.44%, 1/15/2032 240,000 202,157
5.00%, 7/15/2032 170,000 169,641
5.05%, 2/28/2033 160,000 159,042
3.00%, 1/15/2052 67,000 43,396
5.25%, 2/28/2053 90,000 85,537
3.80%, 3/15/2082 260,000 247,222
NiSource, Inc.
3.49%, 5/15/2027 155,000 150,830
5.25%, 3/30/2028 10,000 10,141
5.95%, 6/15/2041 235,000 241,624
5.25%, 2/15/2043 35,000 33,756
4.80%, 2/15/2044 100,000 90,110
5.65%, 2/01/2045 50,000 50,126
4.38%, 5/15/2047 185,000 155,637
5.00%, 6/15/2052 176,000 161,349
Northern States Power Co.
3.40%, 8/15/2042 25,000 19,555
4.00%, 8/15/2045 40,000 32,722
2.90%, 3/01/2050 35,000 23,370
5.10%, 5/15/2053 252,000 242,959
NSTAR Electric Co.
,
4.55% , 6/01/2052 40,000 35,011
Oglethorpe Power Corp.
5.38%, 11/01/2040 50,000 48,035
5.05%, 10/01/2048 200,000 181,440
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028 130,000 125,749
3.25%, 4/01/2030 150,000 138,174
5.40%, 1/15/2033 26,000 26,590
5.60%, 4/01/2053 60,000 60,492
Oncor Electric Delivery Co. LLC
4.30%, 5/15/2028 10,000 9,915
3.70%, 11/15/2028 100,000 96,830
5.65%, 11/15/2033 50,000 52,353
3.80%, 9/30/2047 50,000 38,982
3.10%, 9/15/2049 205,000 140,655
4.95%, 9/15/2052 140,000 130,132
One Gas, Inc.
,
4.50% , 11/01/2048 45,000 38,685
Pacific Gas & Electric Co.
2.10%, 8/01/2027 310,000 288,056
3.00%, 6/15/2028 45,000 42,135
3.75%, 7/01/2028 205,400 197,133
4.65%, 8/01/2028 100,000 98,852

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Pacific Gas & Electric Co. (continued)
6.10%, 1/15/2029 15,000 15,573
4.55%, 7/01/2030 19,500 18,933
2.50%, 2/01/2031 430,000 368,804
3.25%, 6/01/2031 70,000 62,438
5.90%, 6/15/2032 110,000 113,826
6.40%, 6/15/2033 20,000 21,308
4.50%, 7/01/2040 100,000 86,700
3.30%, 8/01/2040 30,000 22,458
4.20%, 6/01/2041 75,000 61,018
4.60%, 6/15/2043 100,000 84,854
4.00%, 12/01/2046 50,000 37,837
3.95%, 12/01/2047 50,000 37,489
4.95%, 7/01/2050 430,000 377,389
3.50%, 8/01/2050 225,000 156,644
5.25%, 3/01/2052 66,000 60,015
6.75%, 1/15/2053 110,000 120,377
PacifiCorp
6.00%, 1/15/2039 200,000 206,512
4.10%, 2/01/2042 35,000 28,478
4.13%, 1/15/2049 100,000 78,782
2.90%, 6/15/2052 205,000 125,836
5.35%, 12/01/2053 100,000 93,906
5.50%, 5/15/2054 20,000 19,155
PECO Energy Co.
4.90%, 6/15/2033 209,000 208,220
5.95%, 10/01/2036 100,000 106,246
3.90%, 3/01/2048 500,000 400,114
2.85%, 9/15/2051 50,000 32,323
PG&E Energy Recovery Funding LLC
,
Series A-3 , 2.82% , 7/15/2046 25,000 18,098
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 53,488 51,969
Series A-2, 4.26%, 6/01/2036 140,000 132,651
Series A-2, 4.72%, 6/01/2037 250,000 243,859
Series A-4, 5.21%, 12/01/2047 160,000 157,407
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 21,499
3.35%, 6/01/2050 130,000 89,682
PPL Capital Funding, Inc.
,
3.10% , 5/15/2026 65,000 63,307
PPL Electric Utilities Corp.
,
5.25% , 5/15/2053 170,000 167,079
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 10,775
3.60%, 9/15/2042 25,000 19,581
4.05%, 9/15/2049 42,000 33,122
Series 34, 3.20%, 3/01/2050 77,000 52,953
5.25%, 4/01/2053 600,000 574,221
Public Service Co. of New Hampshire
,
5.15% , 1/15/2053 100,000 96,169
Public Service Co. of Oklahoma
,
5.25% , 1/15/2033 100,000 99,923
Public Service Electric & Gas Co.
1.90%, 8/15/2031 385,000 319,843
4.90%, 12/15/2032 100,000 100,540
5.20%, 8/01/2033 10,000 10,199
3.65%, 9/01/2042 25,000 19,894
3.80%, 3/01/2046 225,000 178,764
3.85%, 5/01/2049 40,000 31,724

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Public Service Electric & Gas Co. (continued)
3.20%, 8/01/2049 110,000 77,801
5.45%, 8/01/2053 119,000 120,601
Public Service Enterprise Group, Inc.
5.88%, 10/15/2028 15,000 15,562
1.60%, 8/15/2030 60,000 49,960
6.13%, 10/15/2033 310,000 328,257
Puget Energy, Inc.
2.38%, 6/15/2028 50,000 45,417
4.10%, 6/15/2030 75,000 70,235
4.22%, 3/15/2032 130,000 119,148
Puget Sound Energy, Inc.
5.33%, 6/15/2034 550,000 558,082
3.25%, 9/15/2049 69,000 47,669
San Diego Gas & Electric Co.
2.50%, 5/15/2026 55,000 53,399
4.95%, 8/15/2028 55,000 55,556
Series XXX, 3.00%, 3/15/2032 100,000 88,674
Series RRR, 3.75%, 6/01/2047 368,000 283,004
Series TTT, 4.10%, 6/15/2049 10,000 8,073
Series UUU, 3.32%, 4/15/2050 105,000 73,448
Sempra Energy
5.40%, 8/01/2026 236,000 238,419
3.25%, 6/15/2027 128,000 122,972
5.50%, 8/01/2033 10,000 10,198
3.80%, 2/01/2038 160,000 134,171
6.00%, 10/15/2039 425,000 434,500
Sierra Pacific Power Co.
,
5.90% , 3/15/2054 90,000 93,495
Southern California Edison Co.
5.85%, 11/01/2027 95,000 98,182
2.85%, 8/01/2029 120,000 110,345
Series G, 2.50%, 6/01/2031 275,000 239,047
5.95%, 11/01/2032 215,000 227,542
4.50%, 9/01/2040 75,000 67,097
Series 13-A, 3.90%, 3/15/2043 50,000 40,092
4.65%, 10/01/2043 260,000 233,388
4.00%, 4/01/2047 500,000 398,794
Series B, 4.88%, 3/01/2049 60,000 54,774
3.65%, 2/01/2050 105,000 78,315
5.88%, 12/01/2053 10,000 10,351
Southern California Gas Co.
2.95%, 4/15/2027 158,000 152,025
5.20%, 6/01/2033 10,000 10,138
3.75%, 9/15/2042 45,000 36,104
Series VV, 4.30%, 1/15/2049 65,000 54,462
Series WW, 3.95%, 2/15/2050 20,000 15,663
Southern Co. (The)
3.25%, 7/01/2026 333,000 325,638
4.85%, 6/15/2028 55,000 55,430
5.50%, 3/15/2029 173,000 177,863
Series A, 3.70%, 4/30/2030 10,000 9,431
5.20%, 6/15/2033 15,000 15,058
5.70%, 3/15/2034 15,000 15,597
4.40%, 7/01/2046 205,000 173,994

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033 10,000 10,392
4.40%, 5/30/2047 45,000 37,273
Series 21A, 3.15%, 9/30/2051 139,000 91,477
Southern Power Co.
5.15%, 9/15/2041 100,000 95,574
5.25%, 7/15/2043 40,000 38,212
Southwest Gas Corp.
2.20%, 6/15/2030 130,000 111,914
4.15%, 6/01/2049 17,000 13,308
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 119,915
Series K, 2.75%, 10/01/2026 91,000 87,646
Spire Missouri, Inc.
4.80%, 2/15/2033 50,000 49,388
Series 2034, 5.15%, 8/15/2034 65,000 65,436
Tampa Electric Co.
2.40%, 3/15/2031 60,000 51,466
4.35%, 5/15/2044 22,000 18,687
3.63%, 6/15/2050 115,000 84,258
Toledo Edison Co. (The)
,
6.15% , 5/15/2037 25,000 26,839
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 41,550
4.00%, 6/15/2050 60,000 47,162
5.50%, 4/15/2053 50,000 49,134
Union Electric Co.
2.95%, 3/15/2030 50,000 45,646
3.90%, 9/15/2042 50,000 41,137
4.00%, 4/01/2048 46,000 37,079
3.25%, 10/01/2049 122,000 85,515
5.45%, 3/15/2053 50,000 49,800
5.13%, 3/15/2055 200,000 191,280
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 200,000 196,634
Series B, 2.95%, 11/15/2026 30,000 29,113
Series B, 3.75%, 5/15/2027 80,000 78,424
Series A, 3.80%, 4/01/2028 100,000 97,420
5.30%, 8/15/2033 10,000 10,129
4.45%, 2/15/2044 115,000 100,923
Series B, 3.80%, 9/15/2047 520,000 400,715
4.60%, 12/01/2048 20,000 17,431
2.45%, 12/15/2050 235,000 138,141
5.70%, 8/15/2053 60,000 61,440
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046 15,000 11,637
3.65%, 9/15/2049 139,000 103,126
WEC Energy Group, Inc.
4.75%, 1/09/2026 25,000 25,021
5.60%, 9/12/2026 10,000 10,154
5.15%, 10/01/2027 200,000 202,876
4.75%, 1/15/2028 200,000 200,671
2.20%, 12/15/2028 65,000 58,833

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.7% (continued)
Utilities – 2.3% (continued)
Wisconsin Electric Power Co.
,
5.63% , 5/15/2033 65,000 68,265
Wisconsin Power & Light Co.
1.95%, 9/16/2031 50,000 41,110
4.95%, 4/01/2033 50,000 49,688
Xcel Energy, Inc.
1.75%, 3/15/2027 70,000 65,365
4.00%, 6/15/2028 75,000 72,811
2.60%, 12/01/2029 10,000 8,947
5.45%, 8/15/2033 15,000 15,118
3.50%, 12/01/2049 125,000 88,067
45,597,386
Total Corporate Bonds and Notes (cost $501,936,489) 492,157,057
Foreign Governmental – 1.6%
Canada Government International Bond
0.75%, 5/19/2026 155,000 146,886
3.75%, 4/26/2028 450,000 444,221
Chile Government International Bond
2.75%, 1/31/2027 200,000 191,216
3.24%, 2/06/2028 200,000 191,126
4.85%, 1/22/2029 200,000 200,471
2.45%, 1/31/2031 20,000 17,418
2.55%, 1/27/2032 280,000 239,960
3.50%, 1/31/2034 500,000 442,883
3.10%, 5/07/2041 482,000 357,913
3.10%, 1/22/2061 351,000 218,714
Export Development Canada
3.88%, 2/14/2028 50,000 49,486
4.13%, 2/13/2029 300,000 298,792
4.75%, 6/05/2034 200,000 205,656
Export-Import Bank of Korea
2.63%, 5/26/2026 230,000 223,038
4.13%, 10/17/2027 200,000 198,880
4.50%, 1/11/2029 500,000 498,568
4.63%, 1/11/2034 500,000 490,550
2.50%, 6/29/2041 170,000 121,432
Hydro-Quebec
,
Series HH, 8.50%, 12/01/2029 25,000 28,843
Indonesia Government International Bond
3.50%, 1/11/2028 390,000 376,508
3.40%, 9/18/2029 40,000 37,784
2.85%, 2/14/2030 410,000 373,139
4.85%, 1/11/2033 200,000 198,054
4.70%, 2/10/2034 500,000 488,909
3.35%, 3/12/2071 626,000 414,273
Israel Government AID Bond
,
Series 30Y, 5.50%, 9/18/2033 40,000 42,648
Israel Government International Bond
Series 10Y, 2.88%, 3/16/2026 315,000 304,465
Series 30Y, 3.88%, 7/03/2050 693,000 485,736
Series 30Y, 5.75%, 3/12/2054 400,000 365,231
Korea International Bond
,
4.13%, 6/10/2044 400,000 360,586
Mexico Government International Bond
4.50%, 4/22/2029 50,000 48,297
3.25%, 4/16/2030 75,000 66,755
2.66%, 5/24/2031 50,000 41,526

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.6% (continued)
Mexico Government International Bond (continued)
4.75%, 4/27/2032 60,000 55,798
Series A, 7.50%, 4/08/2033 150,000 166,804
4.88%, 5/19/2033 270,000 248,435
3.50%, 2/12/2034 1,322,000 1,074,728
Series A, 6.75%, 9/27/2034 89,000 92,652
6.05%, 1/11/2040 40,000 38,466
4.28%, 8/14/2041 1,253,000 965,247
4.75%, 3/08/2044 374,000 297,114
4.50%, 1/31/2050 150,000 111,148
5.00%, 4/27/2051 300,000 236,603
6.34%, 5/04/2053 200,000 185,813
6.40%, 5/07/2054 200,000 187,745
Panama Government International Bond
8.88%, 9/30/2027 430,000 468,979
9.38%, 4/01/2029 100,000 113,044
3.16%, 1/23/2030 350,000 301,568
6.70%, 1/26/2036 480,000 471,648
4.50%, 4/16/2050 237,000 157,908
4.50%, 4/01/2056 293,000 188,433
3.87%, 7/23/2060 505,000 284,920
Peruvian Government International Bond
4.13%, 8/25/2027 100,000 98,070
2.78%, 1/23/2031 330,000 286,243
1.86%, 12/01/2032 306,000 237,191
8.75%, 11/21/2033 71,000 86,721
3.00%, 1/15/2034 427,000 351,314
6.55%, 3/14/2037 862,000 925,633
3.30%, 3/11/2041 60,000 44,956
3.60%, 1/15/2072 85,000 54,441
3.23%, 7/28/2121 100,000 55,871
Philippine Government International Bond
9.50%, 2/02/2030 267,000 325,324
7.75%, 1/14/2031 200,000 231,445
1.95%, 1/06/2032 900,000 742,393
5.25%, 5/14/2034 400,000 407,050
3.95%, 1/20/2040 231,000 199,757
2.65%, 12/10/2045 700,000 460,177
Province of Alberta Canada
3.30%, 3/15/2028 555,000 537,432
4.50%, 6/26/2029 400,000 402,060
1.30%, 7/22/2030 325,000 273,629
Province of British Columbia Canada
2.25%, 6/02/2026 150,000 145,177
4.90%, 4/24/2029 500,000 510,726
1.30%, 1/29/2031 220,000 182,382
4.20%, 7/06/2033 215,000 208,596
Province of Manitoba Canada
,
2.13%, 6/22/2026 1,208,000 1,164,375
Province of Ontario Canada
0.63%, 1/21/2026 298,000 284,518
1.05%, 4/14/2026 245,000 233,487
2.50%, 4/27/2026 490,000 476,590
2.30%, 6/15/2026 200,000 193,458
1.05%, 5/21/2027 65,000 59,921
2.00%, 10/02/2029 180,000 161,282
1.13%, 10/07/2030 594,000 492,109

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.6% (continued)
Province of Ontario Canada (continued)
1.60%, 2/25/2031 275,000 231,452
1.80%, 10/14/2031 361,000 302,827
2.13%, 1/21/2032 95,000 81,074
Province of Quebec Canada
2.50%, 4/20/2026 430,000 418,279
2.75%, 4/12/2027 145,000 139,793
Series PD, 7.50%, 9/15/2029 55,000 62,305
1.35%, 5/28/2030 400,000 339,443
1.90%, 4/21/2031 1,800,000 1,538,501
Province of Saskatchewan Canada
,
3.25%, 6/08/2027 30,000 29,154
Republic of Italy Government International Bond
Series 10Y, 4.00%, 10/17/2049 300,000 222,325
Series 30Y, 3.88%, 5/06/2051 425,000 298,873
Republic of Poland Government International Bond
3.25%, 4/06/2026 497,000 487,995
5.50%, 11/16/2027 110,000 112,924
5.13%, 9/18/2034 250,000 247,069
5.50%, 4/04/2053 355,000 344,045
5.50%, 3/18/2054 600,000 578,461
Svensk Exportkredit AB
4.13%, 6/14/2028 350,000 348,244
0.00%, 5/11/2037
(c)
30,000 15,616
Uruguay Government International Bond
4.38%, 10/27/2027 1,174,000 1,169,849
4.38%, 1/23/2031 260,000 255,538
4.13%, 11/20/2045 20,000 17,477
5.10%, 6/18/2050 284,000 270,270
4.98%, 4/20/2055 275,000 253,881
Total Foreign Governmental (cost $32,509,003) 31,414,740
Municipal Securities – 0.3%
Bay Area Toll Authority, RB
7.04%, 4/01/2050 10,000 11,775
6.91%, 10/01/2050 380,000 440,148
California State University, RB
2.98%, 11/01/2051 15,000 10,544
2.72%, 11/01/2052 50,000 33,402
Chicago Transit Authority Sales & Transfer Tax Receipts, RB
,
6.90%, 12/01/2040 97,030 107,272
City of Los Angeles Department of Airports Customer Facility Charge, RB
,
4.24%, 5/15/2048 620,000 533,549
City of San Francisco, CA Public Utilities Commission Water, RB
,
6.95%, 11/01/2050 110,000 125,759
Commonwealth of Massachusetts, RB
4.11%, 7/15/2031 39,601 38,447
5.46%, 12/01/2039 320,000 326,475
Dallas Fort Worth International Airport, RB
2.84%, 11/01/2046 175,000 127,591
4.09%, 11/01/2051 100,000 84,593
4.51%, 11/01/2051 40,000 35,922
Health & Educational Facilities Authority of The State of Missouri, RB
,
3.23%, 5/15/2050 500,000 367,648
Idaho Energy Resources Authority, RB
,
2.86%, 9/01/2046 45,000 32,028
Indiana Finance Authority, RB
,
3.05%, 1/01/2051 65,000 48,249
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
,
Series
2022-ELL, Class A4, 4.48%, 8/01/2039 100,000 95,110
Michigan State University, RB
,
4.17%, 8/15/2122 100,000 77,433
Municipal Electric Authority of Georgia, RB
,
6.64%, 4/01/2057 98,000 107,750

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.3% (continued)
New Jersey Turnpike Authority, RB
7.41%, 1/01/2040 200,000 235,685
7.10%, 1/01/2041 345,000 395,074
New York City Municipal Water Finance Authority, RB
5.72%, 6/15/2042 225,000 230,006
5.44%, 6/15/2043 790,000 777,795
North Texas Tollway Authority, RB
,
6.72%, 1/01/2049 15,000 17,105
Ohio State University (The), RB
4.91%, 6/01/2040 50,000 47,412
4.80%, 6/01/2111 10,000 8,993
Oklahoma Development Finance Authority, RB
,
Series 2022-ONG, Class A1, 3.88%, 5/01/2037 83,747 80,879
Port Authority of New York & New Jersey, RB
4.96%, 8/01/2046 100,000 96,606
3.14%, 2/15/2051 250,000 183,635
4.46%, 10/01/2062 150,000 132,719
Regents of The University of California Medical Center Pooled, RB
6.58%, 5/15/2049 315,000 346,443
3.01%, 5/15/2050 465,000 316,133
Rutgers, The State University of New Jersey, RB
,
3.27%, 5/01/2043 60,000 48,215
Sales Tax Securitization Corp., GO
,
3.82%, 1/01/2048 170,000 136,276
San Diego County Regional Transportation Commission, RB
,
5.91%, 4/01/2048 45,000 46,793
State Board of Administration Finance Corp., RB
,
1.71%, 7/01/2027 100,000 92,337
State of California, GO
5.13%, 9/01/2029 100,000 103,071
7.50%, 4/01/2034 75,000 87,003
7.30%, 10/01/2039 85,000 98,797
7.63%, 3/01/2040 385,000 465,847
7.60%, 11/01/2040 15,000 18,392
State of Illinois Sales Tax Securitization Corp., RB
,
3.59%, 1/01/2043 30,000 25,032
State of Illinois, GO
,
5.10%, 6/01/2033 18,824 18,715
Texas Natural Gas Securitization Finance Corp., RB
,
Series 2023-1, Class A2, 5.17%, 4/01/2041 50,000 50,722
Texas Private Activity Bond Surface Transportation Corp., RB
,
3.92%, 12/31/2049 10,000 8,231
University of Michigan, RB
2.44%, 4/01/2040 54,000 39,426
4.45%, 4/01/2122 50,000 41,690
University of Virginia, RB
,
2.58%, 11/01/2051 100,000 63,775
Total Municipal Securities (cost $7,291,061) 6,816,502
Supranational Bank – 1.4%
African Development Bank
Series G, 0.88%, 3/23/2026 290,000 276,258
Series GDIF, 0.88%, 7/22/2026 30,000 28,311
Series G, 4.38%, 11/03/2027 1,385,000 1,391,379
4.38%, 3/14/2028 30,000 30,160
Asian Development Bank
4.25%, 1/09/2026 150,000 149,769
Series G, 1.00%, 4/14/2026 788,000 751,700
Series G, 4.88%, 5/21/2026 500,000 504,560
Series G, 1.50%, 1/20/2027 725,000 683,782
Series G, 3.13%, 8/20/2027 465,000 452,022
2.75%, 1/19/2028 60,000 57,424
Series G, 4.50%, 8/25/2028 935,000 945,224
1.75%, 9/19/2029 150,000 133,854
0.75%, 10/08/2030 150,000 122,710
Series G, 3.88%, 6/14/2033 750,000 724,547

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
Asian Development Bank (continued)
Series G, 4.13%, 1/12/2034 300,000 294,898
Asian Infrastructure Investment Bank (The)
0.50%, 1/27/2026 50,000 47,654
4.00%, 1/18/2028 85,000 84,504
4.13%, 1/18/2029 400,000 398,719
Corp. Andina de Fomento
,
2.25%, 2/08/2027 265,000 251,859
Council of Europe Development Bank
3.75%, 5/25/2026 200,000 198,317
3.63%, 1/26/2028 75,000 73,640
European Bank For Reconstruction & Development
Series G, 0.50%, 11/25/2025 110,000 105,531
Series G, 0.50%, 1/28/2026 40,000 38,114
Series G, 4.38%, 3/09/2028 828,000 832,456
4.25%, 3/13/2034 50,000 49,445
European Investment Bank
0.38%, 12/15/2025 5,000 4,779
Series G, 1.38%, 3/15/2027 175,000 164,038
4.38%, 3/19/2027 950,000 954,486
2.38%, 5/24/2027 150,000 143,516
0.63%, 10/21/2027 32,000 28,860
3.25%, 11/15/2027 645,000 628,335
3.88%, 3/15/2028 100,000 99,062
4.00%, 2/15/2029 275,000 272,865
4.75%, 6/15/2029 1,315,000 1,345,059
3.75%, 11/15/2029 500,000 489,668
0.88%, 5/17/2030 700,000 584,829
3.63%, 7/15/2030 900,000 872,188
1.25%, 2/14/2031 100,000 83,497
3.75%, 2/14/2033 100,000 96,137
4.13%, 2/13/2034 300,000 294,779
Inter-American Development Bank
Series G, 4.50%, 5/15/2026 1,500,000 1,504,420
2.00%, 6/02/2026 405,000 390,812
1.50%, 1/13/2027 100,000 94,356
2.38%, 7/07/2027 45,000 42,918
0.63%, 9/16/2027 65,000 58,776
1.13%, 7/20/2028 535,000 479,047
4.13%, 2/15/2029 400,000 398,657
3.50%, 9/14/2029 138,000 133,666
1.13%, 1/13/2031 705,000 584,281
Series G, 3.63%, 9/17/2031 600,000 575,098
3.88%, 10/28/2041 150,000 134,822
Inter-American Investment Corp.
,
3.63%, 2/17/2027 50,000 49,280
International Bank For Reconstruction & Development
3.13%, 11/20/2025 50,000 49,311
3.13%, 6/15/2027 1,115,000 1,086,029
2.50%, 11/22/2027 320,000 304,665
Series G, 4.50%, 6/26/2028 150,000 149,805
3.50%, 7/12/2028 25,000 24,418
1.13%, 9/13/2028 195,000 173,863
3.88%, 10/16/2029 800,000 788,207
4.00%, 7/25/2030 255,000 251,717
0.75%, 8/26/2030 75,000 61,555
1.25%, 2/10/2031 50,000 41,711
1.63%, 11/03/2031 2,555,000 2,143,814

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
International Bank For Reconstruction & Development (continued)
2.50%, 3/29/2032 400,000 354,550
4.75%, 11/14/2033 70,000 72,050
Series G, 4.75%, 2/15/2035 110,000 112,714
International Finance Corp.
Series G, 0.75%, 10/08/2026 814,000 761,900
Series G, 4.38%, 1/15/2027 210,000 210,563
Series G, 4.50%, 7/13/2028 50,000 50,572
0.75%, 8/27/2030 80,000 65,697
Japan Bank For International Cooperation
2.25%, 11/04/2026 384,000 368,064
4.63%, 7/22/2027 200,000 201,217
4.63%, 7/19/2028 200,000 201,754
3.50%, 10/31/2028 600,000 581,037
1.25%, 1/21/2031 260,000 214,631
4.38%, 1/24/2031 500,000 496,440
Japan International Cooperation Agency
,
2.13%, 10/20/2026 400,000 382,575
Korea Development Bank (The)
4.13%, 10/16/2027 200,000 198,761
5.38%, 10/23/2028 285,000 292,980
2.00%, 10/25/2031 100,000 83,366
Total Supranational Bank (cost $29,145,601) 28,859,034
U.S. Government Agencies – 26.5%
Federal Farm Credit Banks Funding Corp.
4.38%, 6/23/2026 500,000 501,263
0.75%, 12/16/2026 116,000 107,549
1.12%, 9/01/2028 50,000 44,274
1.10%, 8/10/2029 136,000 116,576
1.23%, 7/29/2030 26,000 21,692
1.15%, 8/12/2030 150,000 124,969
1.24%, 9/03/2030 550,000 457,802
1.38%, 1/14/2031 150,000 123,820
2.02%, 4/01/2031 500,000 427,553
1.79%, 6/22/2035 200,000 149,128
Federal Home Loan Banks
0.96%, 3/05/2026 570,000 543,995
1.00%, 3/23/2026 4,875 4,650
1.00%, 7/27/2026 875,000 825,243
1.88%, 9/11/2026 110,000 105,359
4.63%, 11/17/2026 500,000 504,072
1.25%, 12/21/2026
(a)
890,000 836,532
3.00%, 3/12/2027 300,000 292,006
3.25%, 11/16/2028 935,000 903,339
Federal Home Loan Mortgage Corporation
0.70%, 12/23/2025
(d)
200,000 191,446
0.80%, 10/28/2026
(d)
700,000 653,728
2.50%, 9/01/2027
(d)
6,197 6,038
4.00%, 7/01/2029
(d)
2,353 2,335
6.75%, 9/15/2029
(d)
50,000 55,582
3.00%, 2/01/2031
(d)
17,428 16,790
2.50%, 12/01/2031
(d)
11,268 10,677
2.50%, 3/01/2032
(d)
65,978 62,404
6.25%, 7/15/2032
(d)
1,758,000 1,980,435
3.00%, 9/01/2032
(d)
32,631 31,084
3.00%, 10/01/2032
(d)
12,649 12,124

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.00%, 1/01/2033
(d)
3,975 3,790
3.00%, 2/01/2033
(d)
12,034 11,517
3.50%, 2/01/2033
(d)
17,744 17,171
3.00%, 4/01/2033
(d)
43,898 42,376
3.00%, 4/01/2033
(d)
16,446 16,011
3.00%, 7/01/2033
(d)
66,399 63,058
4.00%, 4/01/2034
(d)
17,746 17,215
3.00%, 8/01/2034
(d)
13,580 12,821
3.50%, 3/01/2035
(d)
6,289 6,007
2.50%, 4/01/2035
(d)
11,675 10,707
3.00%, 4/01/2035
(d)
88,631 83,686
3.00%, 4/01/2035
(d)
23,483 22,135
2.50%, 5/01/2035
(d)
29,791 27,402
3.00%, 6/01/2035
(d)
53,459 51,409
3.00%, 6/01/2035
(d)
32,927 31,037
2.50%, 7/01/2035
(d)
184,287 169,922
2.00%, 8/01/2035
(d)
172,964 155,943
2.50%, 9/01/2035
(d)
96,943 89,052
2.00%, 10/01/2035
(d)
283,638 255,596
2.00%, 10/01/2035
(d)
144,848 130,620
2.50%, 10/01/2035
(d)
19,833 18,218
2.50%, 10/01/2035
(d)
237,915 219,209
3.00%, 10/01/2035
(d)
289,665 272,285
1.50%, 11/01/2035
(d)
645,733 565,108
2.00%, 11/01/2035
(d)
166,714 149,502
1.50%, 12/01/2035
(d)
63,335 55,405
2.00%, 12/01/2035
(d)
425,939 382,073
2.50%, 1/01/2036
(d)
29,368 26,941
1.50%, 2/01/2036
(d)
138,333 120,917
2.00%, 2/01/2036
(d)
296,416 264,754
1.50%, 3/01/2036
(d)
60,971 53,270
1.50%, 4/01/2036
(d)
91,864 80,449
2.00%, 5/01/2036
(d)
481,109 432,162
2.50%, 6/01/2036
(d)
258,577 236,466
2.00%, 8/01/2036
(d)
167,987 150,161
1.50%, 9/01/2036
(d)
35,208 30,596
1.00%, 10/01/2036
(d)
55,640 47,369
1.50%, 10/01/2036
(d)
64,660 56,176
1.50%, 10/01/2036
(d)
905,167 786,406
2.00%, 10/01/2036
(d)
87,041 77,778
1.50%, 11/01/2036
(d)
73,348 63,707
2.00%, 11/01/2036
(d)
94,826 84,720
2.00%, 12/01/2036
(d)
17,827 15,924
1.50%, 1/01/2037
(d)
199,505 173,190
2.00%, 1/01/2037
(d)
43,445 39,025
2.00%, 1/01/2037
(d)
94,125 84,065
1.50%, 2/01/2037
(d)
143,601 124,826
1.50%, 2/01/2037
(d)
152,145 132,042
1.50%, 2/01/2037
(d)
432,088 374,997
2.00%, 2/01/2037
(d)
750,990 670,604
1.50%, 3/01/2037
(d)
96,636 83,793
2.00%, 3/01/2037
(d)
180,689 162,202
2.50%, 3/01/2037
(d)
148,681 136,120
1.50%, 4/01/2037
(d)
46,125 39,995
1.50%, 4/01/2037
(d)
692,238 600,240
1.50%, 4/01/2037
(d)
44,476 38,651

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 4/01/2037
(d)
65,459 58,340
2.50%, 4/01/2037
(d)
194,584 179,105
1.50%, 5/01/2037
(d)
90,974 78,883
3.00%, 5/01/2037
(d)
12,659 11,753
3.00%, 5/01/2037
(d)
16,878 15,653
3.00%, 5/01/2037
(d)
19,611 18,401
3.00%, 9/01/2037
(d)
47,873 44,699
3.50%, 9/01/2037
(d)
67,811 64,637
4.00%, 9/01/2037
(d)
53,684 51,912
3.00%, 10/01/2037
(d)
98,291 91,774
3.50%, 10/01/2037
(d)
32,788 31,253
4.00%, 4/01/2038
(d)
107,776 104,203
3.00%, 5/01/2038
(d)
866,801 817,032
4.50%, 5/01/2038
(d)
19,328 19,005
3.00%, 6/01/2038
(d)
19,530 18,188
4.50%, 6/01/2038
(d)
58,778 57,796
3.00%, 7/01/2038
(d)
104,299 97,384
3.00%, 7/01/2038
(d)
55,260 51,596
5.50%, 8/01/2038
(d)
54,523 55,042
5.00%, 10/01/2038
(d)
40,414 40,339
5.00%, 11/01/2038
(d)
208,809 208,421
0.00%, 11/15/2038
(c)(d)
300,000 150,076
3.00%, 3/01/2040
(d)
76,185 69,001
2.50%, 4/01/2040
(d)
6,080 5,282
2.50%, 5/01/2040
(d)
141,749 123,129
2.00%, 8/01/2040
(d)
259,925 219,850
2.50%, 9/01/2040
(d)
47,712 41,445
2.50%, 10/01/2040
(d)
13,511 11,736
4.00%, 11/01/2040
(d)
44,152 42,147
1.50%, 1/01/2041
(d)
105,042 85,035
1.50%, 5/01/2041
(d)
170,741 138,545
4.50%, 5/01/2041
(d)
85,762 83,976
2.00%, 6/01/2041
(d)
184,877 155,820
2.50%, 6/01/2041
(d)
123,151 107,035
2.00%, 8/01/2041
(d)
125,639 105,892
2.00%, 12/01/2041
(d)
217,654 183,445
2.50%, 12/01/2041
(d)
388,947 338,047
1.50%, 2/01/2042
(d)
40,984 33,256
2.00%, 3/01/2042
(d)
265,543 223,000
2.00%, 4/01/2042
(d)
41,772 35,080
2.50%, 4/01/2042
(d)
1,015,944 881,094
2.50%, 5/01/2042
(d)
83,801 72,610
3.50%, 5/01/2042
(d)
484,464 443,989
3.00%, 6/01/2042
(d)
20,952 18,673
3.00%, 7/01/2042
(d)
170,293 151,768
4.00%, 8/01/2042
(d)
39,573 37,320
3.00%, 9/01/2042
(d)
547,104 495,512
4.00%, 9/01/2042
(d)
20,298 19,142
3.00%, 12/01/2042
(d)
14,518 12,994
3.00%, 1/01/2043
(d)
38,253 34,253
3.50%, 2/01/2043
(d)
43,706 40,257
4.50%, 2/01/2043
(d)
76,998 74,340
3.00%, 4/01/2043
(d)
54,971 49,111
5.00%, 6/01/2043
(d)
20,802 20,447
3.50%, 10/01/2043
(d)
144,933 133,227
6.00%, 5/01/2044
(d)
87,649 88,557

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.50%, 12/01/2044
(d)
37,811 34,614
4.00%, 12/01/2044
(d)
17,532 16,571
3.00%, 1/01/2045
(d)
277,096 244,621
4.00%, 2/01/2045
(d)
39,056 37,158
3.00%, 5/01/2045
(d)
8,224 7,256
3.50%, 7/01/2045
(d)
59,974 54,786
3.50%, 7/01/2045
(d)
44,921 40,982
4.00%, 9/01/2045
(d)
96,954 91,527
3.50%, 10/01/2045
(d)
48,620 44,530
4.50%, 10/01/2045
(d)
54,615 53,289
4.00%, 11/01/2045
(d)
170,038 160,520
3.50%, 12/01/2045
(d)
6,277 5,726
3.50%, 3/01/2046
(d)
268,814 245,245
3.50%, 6/01/2046
(d)
357,503 326,020
3.50%, 8/01/2046
(d)
383,360 350,594
3.50%, 8/01/2046
(d)
52,648 48,207
3.00%, 9/01/2046
(d)
253,244 223,846
3.00%, 11/01/2046
(d)
45,159 39,760
3.00%, 12/01/2046
(d)
136,146 119,869
3.00%, 1/01/2047
(d)
42,783 38,036
3.50%, 2/01/2047
(d)
2,496,276 2,273,629
3.00%, 8/01/2047
(d)
38,146 33,586
4.00%, 8/01/2047
(d)
34,781 32,684
3.00%, 9/01/2047
(d)
186,154 161,592
3.50%, 9/01/2047
(d)
15,287 13,890
4.50%, 10/01/2047
(d)
54,919 53,101
3.50%, 4/01/2048
(d)
370,544 336,680
3.50%, 6/01/2048
(d)
55,277 50,266
3.50%, 7/01/2048
(d)
14,662 13,316
4.50%, 8/01/2048
(d)
66,367 64,119
4.00%, 1/01/2049
(d)
123,771 116,357
4.50%, 3/01/2049
(d)
20,868 20,156
3.50%, 5/01/2049
(d)
97,642 88,322
4.00%, 7/01/2049
(d)
160,165 150,381
4.00%, 8/01/2049
(d)
282,554 263,387
3.00%, 9/01/2049
(d)
30,638 26,798
3.00%, 10/01/2049
(d)
35,321 30,893
3.00%, 10/01/2049
(d)
687,842 600,078
3.50%, 10/01/2049
(d)
857,855 775,969
5.00%, 10/01/2049
(d)
45,379 44,802
2.50%, 1/01/2050
(d)
30,828 25,848
3.00%, 2/01/2050
(d)
45,512 39,931
4.50%, 2/01/2050
(d)
16,477 15,885
3.00%, 3/01/2050
(d)
29,711 25,987
3.00%, 4/01/2050
(d)
100,141 87,332
3.00%, 4/01/2050
(d)
137,390 119,816
2.50%, 6/01/2050
(d)
62,363 52,139
2.50%, 6/01/2050
(d)
160,536 135,171
2.50%, 6/01/2050
(d)
53,038 44,658
2.50%, 6/01/2050
(d)
267,335 224,445
2.00%, 7/01/2050
(d)
110,810 89,561
2.50%, 7/01/2050
(d)
145,806 122,369
2.50%, 7/01/2050
(d)
343,383 289,642
2.50%, 8/01/2050
(d)
12,057 10,077
2.50%, 8/01/2050
(d)
602,675 508,891
3.00%, 8/01/2050
(d)
209,809 184,580

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 9/01/2050
(d)
62,961 50,367
2.00%, 9/01/2050
(d)
117,795 94,232
2.00%, 9/01/2050
(d)
275,980 222,223
2.00%, 9/01/2050
(d)
208,743 168,436
2.00%, 9/01/2050
(d)
551,420 440,968
2.50%, 9/01/2050
(d)
246,889 204,879
4.00%, 9/01/2050
(d)
182,324 173,047
2.00%, 10/01/2050
(d)
139,905 111,882
2.00%, 10/01/2050
(d)
182,603 146,995
2.00%, 10/01/2050
(d)
104,152 83,290
2.50%, 10/01/2050
(d)
111,909 94,191
2.50%, 10/01/2050
(d)
156,512 132,108
2.50%, 10/01/2050
(d)
126,238 106,786
3.00%, 10/01/2050
(d)
29,573 25,735
2.50%, 11/01/2050
(d)
457,588 386,796
2.00%, 12/01/2050
(d)
166,460 133,027
2.50%, 12/01/2050
(d)
235,615 199,091
2.50%, 12/01/2050
(d)
266,817 224,646
2.50%, 12/01/2050
(d)
411,676 341,452
3.00%, 12/01/2050
(d)
570,869 501,340
1.50%, 1/01/2051
(d)
58,711 44,419
1.50%, 1/01/2051
(d)
698,586 528,369
2.00%, 1/01/2051
(d)
3,300,094 2,636,382
2.50%, 1/01/2051
(d)
1,054,227 880,974
3.00%, 1/01/2051
(d)
253,990 221,344
1.50%, 2/01/2051
(d)
169,046 128,089
2.00%, 2/01/2051
(d)
963,377 769,362
2.00%, 2/01/2051
(d)
3,736,749 2,986,232
2.00%, 2/01/2051
(d)
2,200,936 1,757,688
2.00%, 2/01/2051
(d)
70,547 56,714
2.50%, 2/01/2051
(d)
733,567 611,717
2.50%, 3/01/2051
(d)
233,655 195,461
1.50%, 4/01/2051
(d)
573,446 433,553
2.00%, 4/01/2051
(d)
210,863 168,960
2.00%, 4/01/2051
(d)
389,000 310,798
2.00%, 4/01/2051
(d)
423,285 342,615
2.00%, 4/01/2051
(d)
245,247 196,021
2.50%, 4/01/2051
(d)
438,322 365,202
1.50%, 5/01/2051
(d)
2,029,077 1,534,079
1.50%, 5/01/2051
(d)
950,210 718,330
2.00%, 5/01/2051
(d)
293,781 234,631
2.00%, 5/01/2051
(d)
94,782 76,517
2.00%, 5/01/2051
(d)
728,623 585,331
2.00%, 5/01/2051
(d)
462,441 368,632
2.50%, 5/01/2051
(d)
369,513 306,354
2.50%, 5/01/2051
(d)
52,158 43,441
2.50%, 5/01/2051
(d)
187,174 156,621
2.50%, 5/01/2051
(d)
206,369 173,991
1.50%, 6/01/2051
(d)
225,621 170,545
2.00%, 6/01/2051
(d)
236,244 189,960
2.50%, 7/01/2051
(d)
2,342,838 1,954,968
2.50%, 7/01/2051
(d)
111,962 93,584
2.50%, 7/01/2051
(d)
459,305 385,699
3.00%, 7/01/2051
(d)
293,128 255,987
3.00%, 7/01/2051
(d)
588,427 510,650
3.00%, 7/01/2051
(d)
269,528 236,118

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation (continued)
1.50%, 8/01/2051
(d)
50,601 38,241
1.50%, 8/01/2051
(d)
124,145 93,860
2.00%, 8/01/2051
(d)
290,439 231,251
2.00%, 8/01/2051
(d)
659,555 527,443
2.50%, 8/01/2051
(d)
101,170 85,172
2.50%, 8/01/2051
(d)
402,209 336,182
3.00%, 8/01/2051
(d)
817,492 712,147
1.50%, 9/01/2051
(d)
20,964 15,842
2.00%, 9/01/2051
(d)
287,198 228,581
2.00%, 9/01/2051
(d)
20,740 16,507
2.00%, 9/01/2051
(d)
21,270 16,929
2.00%, 9/01/2051
(d)
330,053 262,587
2.00%, 9/01/2051
(d)
81,055 64,847
2.50%, 9/01/2051
(d)
58,492 48,644
2.50%, 9/01/2051
(d)
199,280 166,226
2.50%, 9/01/2051
(d)
159,899 133,600
3.50%, 9/01/2051
(d)
98,291 88,429
1.50%, 10/01/2051
(d)
405,166 306,136
2.00%, 10/01/2051
(d)
409,873 327,786
2.00%, 10/01/2051
(d)
189,462 151,518
2.00%, 10/01/2051
(d)
503,992 401,284
2.00%, 10/01/2051
(d)
83,008 66,040
2.00%, 10/01/2051
(d)
2,785,468 2,217,925
2.50%, 10/01/2051
(d)
319,940 265,973
2.50%, 10/01/2051
(d)
239,282 200,506
1.50%, 11/01/2051
(d)
191,879 145,069
2.00%, 11/01/2051
(d)
324,553 260,364
2.50%, 11/01/2051
(d)
199,600 167,975
2.50%, 11/01/2051
(d)
78,142 65,868
3.50%, 11/01/2051
(d)
101,788 91,994
2.00%, 12/01/2051
(d)
123,999 99,296
2.50%, 12/01/2051
(d)
213,452 179,566
2.50%, 12/01/2051
(d)
184,647 154,626
2.50%, 12/01/2051
(d)
361,415 299,748
2.00%, 1/01/2052
(d)
337,179 271,682
2.00%, 1/01/2052
(d)
463,337 372,216
2.00%, 1/01/2052
(d)
288,978 229,919
2.50%, 1/01/2052
(d)
554,503 461,292
2.50%, 1/01/2052
(d)
165,632 138,637
3.00%, 1/01/2052
(d)
360,433 313,883
2.00%, 2/01/2052
(d)
4,616,431 3,671,358
2.00%, 2/01/2052
(d)
1,366,967 1,085,850
2.00%, 2/01/2052
(d)
787,289 631,176
2.50%, 2/01/2052
(d)
186,127 155,572
2.50%, 2/01/2052
(d)
1,222,343 1,021,544
2.50%, 2/01/2052
(d)
243,197 203,696
2.50%, 2/01/2052
(d)
598,319 502,029
2.50%, 2/01/2052
(d)
230,525 191,354
3.00%, 2/01/2052
(d)
247,146 212,815
3.00%, 2/01/2052
(d)
102,166 88,895
2.00%, 3/01/2052
(d)
343,629 273,708
2.00%, 3/01/2052
(d)
1,435,225 1,143,633
2.00%, 3/01/2052
(d)
1,167,409 927,060
2.00%, 3/01/2052
(d)
22,529 17,891
3.00%, 3/01/2052
(d)
413,880 356,768
3.50%, 3/01/2052
(d)
328,442 296,689

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 4/01/2052
(d)
153,643 122,010
2.00%, 4/01/2052
(d)
215,722 173,124
2.50%, 4/01/2052
(d)
667,605 553,407
2.50%, 4/01/2052
(d)
5,041,837 4,212,171
2.50%, 4/01/2052
(d)
948,098 788,469
3.00%, 4/01/2052
(d)
374,490 322,770
3.00%, 4/01/2052
(d)
267,660 234,668
3.50%, 4/01/2052
(d)
81,782 73,697
2.00%, 5/01/2052
(d)
238,474 189,376
2.50%, 5/01/2052
(d)
304,905 252,749
2.50%, 5/01/2052
(d)
526,943 436,807
3.00%, 5/01/2052
(d)
1,369,470 1,180,335
3.00%, 5/01/2052
(d)
64,952 56,406
3.00%, 5/01/2052
(d)
119,342 104,371
3.00%, 5/01/2052
(d)
294,503 256,016
3.50%, 5/01/2052
(d)
249,149 224,073
3.50%, 5/01/2052
(d)
21,616 19,352
3.50%, 5/01/2052
(d)
453,157 405,701
3.50%, 5/01/2052
(d)
262,887 235,289
2.50%, 6/01/2052
(d)
22,113 18,331
3.00%, 6/01/2052
(d)
160,276 139,312
3.00%, 6/01/2052
(d)
95,345 82,087
3.00%, 6/01/2052
(d)
48,269 41,924
3.00%, 6/01/2052
(d)
373,691 322,038
3.50%, 6/01/2052
(d)
374,585 336,913
3.50%, 6/01/2052
(d)
257,949 230,771
4.00%, 6/01/2052
(d)
262,283 243,635
4.50%, 6/01/2052
(d)
176,787 169,543
2.50%, 7/01/2052
(d)
291,448 241,356
3.00%, 7/01/2052
(d)
276,172 237,966
3.00%, 7/01/2052
(d)
1,211,188 1,043,772
4.00%, 7/01/2052
(d)
88,224 81,645
4.50%, 7/01/2052
(d)
482,581 459,155
2.00%, 8/01/2052
(d)
500,680 398,181
3.50%, 8/01/2052
(d)
269,220 243,331
4.00%, 8/01/2052
(d)
66,035 61,099
4.50%, 8/01/2052
(d)
344,019 327,050
4.50%, 8/01/2052
(d)
171,549 163,222
5.00%, 8/01/2052
(d)
178,649 174,050
5.00%, 8/01/2052
(d)
136,198 133,084
2.50%, 9/01/2052
(d)
232,174 192,723
3.00%, 9/01/2052
(d)
106,900 92,112
4.00%, 9/01/2052
(d)
23,044 21,321
4.00%, 9/01/2052
(d)
802,255 742,171
4.50%, 9/01/2052
(d)
522,211 497,255
4.50%, 9/01/2052
(d)
142,681 135,736
4.50%, 9/01/2052
(d)
406,086 386,319
5.00%, 9/01/2052
(d)
21,619 21,128
4.00%, 10/01/2052
(d)
178,138 165,925
4.00%, 10/01/2052
(d)
430,750 400,956
4.00%, 10/01/2052
(d)
91,291 84,644
4.00%, 10/01/2052
(d)
338,796 313,459
4.00%, 10/01/2052
(d)
213,980 197,921
4.50%, 10/01/2052
(d)
656,183 628,519
5.50%, 10/01/2052
(d)
41,740 41,456
3.50%, 11/01/2052
(d)
1,915,374 1,714,046

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation (continued)
5.00%, 11/01/2052
(d)
109,028 106,120
5.00%, 11/01/2052
(d)
62,314 61,223
6.00%, 11/01/2052
(d)
1,090,265 1,097,539
4.50%, 12/01/2052
(d)
135,202 128,621
4.50%, 12/01/2052
(d)
127,612 121,341
4.50%, 12/01/2052
(d)
172,965 166,180
4.50%, 12/01/2052
(d)
53,698 51,067
5.00%, 12/01/2052
(d)
21,799 21,333
5.00%, 12/01/2052
(d)
141,978 138,236
5.50%, 12/01/2052
(d)
21,543 21,385
4.00%, 1/01/2053
(d)
270,216 249,852
4.50%, 1/01/2053
(d)
207,449 197,319
4.50%, 1/01/2053
(d)
22,901 21,776
5.00%, 1/01/2053
(d)
43,838 42,779
5.00%, 1/01/2053
(d)
186,224 181,199
6.00%, 1/01/2053
(d)
258,170 259,893
5.00%, 2/01/2053
(d)
384,407 373,796
5.00%, 2/01/2053
(d)
459,432 450,564
5.50%, 2/01/2053
(d)
433,335 429,915
3.50%, 3/01/2053
(d)
46,073 41,234
4.00%, 3/01/2053
(d)
67,069 62,471
4.50%, 3/01/2053
(d)
22,924 21,770
6.00%, 3/01/2053
(d)
20,352 20,486
4.00%, 4/01/2053
(d)
23,290 21,528
5.00%, 4/01/2053
(d)
839,199 815,334
5.50%, 4/01/2053
(d)
402,477 404,424
4.50%, 5/01/2053
(d)
261,547 248,615
5.00%, 5/01/2053
(d)
707,011 686,905
5.50%, 5/01/2053
(d)
450,403 446,847
6.00%, 5/01/2053
(d)
264,046 268,374
6.00%, 5/01/2053
(d)
428,628 431,437
4.50%, 6/01/2053
(d)
193,454 184,999
5.50%, 6/01/2053
(d)
45,513 45,452
5.50%, 6/01/2053
(d)
423,910 420,190
6.00%, 6/01/2053
(d)
130,172 131,025
4.50%, 7/01/2053
(d)
140,041 132,992
5.00%, 7/01/2053
(d)
138,382 134,952
5.50%, 7/01/2053 475,327 471,126
3.50%, 8/01/2053
(d)
63,392 56,743
4.50%, 8/01/2053
(d)
23,652 22,461
5.00%, 8/01/2053
(d)
138,937 134,986
5.50%, 8/01/2053 545,760 540,903
6.00%, 8/01/2053
(d)
185,350 186,565
5.00%, 9/01/2053
(d)
120,990 117,623
5.00%, 9/01/2053
(d)
1,222,065 1,187,312
5.50%, 9/01/2053
(d)
270,170 271,608
5.50%, 9/01/2053
(d)
423,206 421,357
5.50%, 9/01/2053 364,395 361,130
5.50%, 9/01/2053
(d)
118,397 117,958
6.00%, 9/01/2053
(d)
379,365 381,851
2.50%, 10/01/2053
(d)
760,358 631,395
4.50%, 10/01/2053
(d)
334,885 318,028
5.50%, 10/01/2053
(d)
739,062 732,393
5.50%, 10/01/2053
(d)
370,263 370,731
6.50%, 10/01/2053
(d)
697,370 711,763
4.50%, 11/01/2053
(d)
96,124 91,286

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation (continued)
5.00%, 11/01/2053
(d)
816,519 793,299
5.50%, 11/01/2053
(d)
932,194 923,782
5.50%, 11/01/2053
(d)
459,657 457,554
6.00%, 11/01/2053
(d)
349,746 355,997
6.00%, 11/01/2053
(d)
384,788 387,309
6.50%, 11/01/2053
(d)
228,486 236,001
4.50%, 12/01/2053
(d)
142,591 135,413
5.00%, 12/01/2053
(d)
47,944 46,581
6.50%, 12/01/2053
(d)
62,821 64,118
7.00%, 12/01/2053
(d)
946,155 980,867
5.50%, 1/01/2054
(d)
1,357,188 1,344,773
6.00%, 1/01/2054
(d)
1,487,218 1,496,963
6.50%, 1/01/2054
(d)
20,733 21,161
5.50%, 2/01/2054
(d)
48,179 47,951
6.00%, 2/01/2054
(d)
47,043 47,758
6.50%, 2/01/2054
(d)
105,974 108,161
4.50%, 4/01/2054
(d)
364,102 345,765
6.00%, 4/01/2054
(d)
23,751 24,140
6.00%, 4/01/2054
(d)
143,751 147,012
6.00%, 4/01/2054
(d)
353,529 355,825
5.50%, 5/01/2054
(d)
38,252 37,921
5.50%, 5/01/2054
(d)
1,481,574 1,467,476
6.00%, 5/01/2054
(d)
2,173,833 2,187,951
6.50%, 5/01/2054
(d)
385,243 393,545
5.50%, 6/01/2054
(d)
248,622 247,357
6.50%, 7/01/2054
(d)
23,634 24,143
6.50%, 9/01/2054
(d)
605,248 618,291
5.00%, 10/01/2054
(d)
34,893 33,898
6.50%, 10/01/2054
(d)
1,478,464 1,510,324
Federal Home Loan Mortgage Corporation Mutifamily Structured Pass-Through Ctfs .
Series 2019-K734, Class A2, 3.21%, 2/25/2026
(d)
322,667 317,786
Series 2016-K055, Class A2, 2.67%, 3/25/2026
(d)
174,599 170,329
Series 2019-K736, Class A2, 2.28%, 7/25/2026
(d)
49,969 48,306
Series 2016-K057, Class A2, 2.57%, 7/25/2026
(d)
125,000 121,290
Series 2016-K058, Class AM, 2.72%, 8/25/2026
(d)
90,000 87,082
Series 2017-K064, Class A2, 3.22%, 3/25/2027
(d)
20,000 19,443
Series 2017-K069, Class A2, 3.19%, 9/25/2027
(d)
149,219 143,991
Series 2018-K072, Class A1, 3.25%, 11/25/2027
(d)
60,490 59,214
Series 2018-K072, Class A2, 3.44%, 12/25/2027
(d)
160,000 155,007
Series 2018-K077, Class A1, 3.70%, 3/25/2028
(d)
18,206 17,930
Series 2021-K743, Class A2, 1.77%, 5/25/2028
(d)
75,000 68,291
Series 2018-K077, Class A2, 3.85%, 5/25/2028
(d)
50,000 48,878
Series 2018-K081, Class AM, 3.90%, 8/25/2028
(d)
50,000 48,751
Series 2023-K508, Class A2, 4.74%, 8/25/2028
(d)
100,000 100,408
Series 2023-K509, Class A2, 4.85%, 9/25/2028
(d)
210,000 211,617
Series 2022-K747, Class AM, 1.75%, 12/25/2028
(d)
1,000,000 894,682
Series 2019-K087, Class A2, 3.77%, 12/25/2028
(d)
130,000 126,293
Series 2019-K089, Class AM, 3.63%, 1/25/2029
(d)
1,060,000 1,020,161
Series 2024-K518, Class A2, 5.40%, 1/25/2029
(d)
200,000 205,586
Series 2024-K520, Class A2, 5.18%, 3/25/2029
(d)
100,000 102,076
Series 2020-K110, Class A1, 1.02%, 9/25/2029
(d)
194,976 175,033
Series 2019-K099, Class A2, 2.60%, 9/25/2029
(d)
40,000 36,631
Series 2020-K106, Class A1, 1.78%, 10/25/2029
(d)
34,293 31,826
Series 2019-K101, Class A2, 2.52%, 10/25/2029
(d)
10,000 9,108
Series 2020-K105, Class A2, 1.87%, 1/25/2030
(d)
90,000 78,855
Series 2016-K152, Class A1, 2.83%, 5/25/2030
(d)
32,831 31,073

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal Home Loan Mortgage Corporation Mutifamily Structured Pass-Through Ctfs. (continued)
Series 2020-K116, Class A2, 1.38%, 7/25/2030
(d)
570,000 479,062
Series 2020-K117, Class A2, 1.41%, 8/25/2030
(d)
130,000 109,146
Series 2020-K118, Class A2, 1.49%, 9/25/2030
(d)
280,000 235,777
Series 2020-K121, Class A2, 1.55%, 10/25/2030
(d)
140,000 117,780
Series 2021-K123, Class A2, 1.62%, 12/25/2030
(d)
200,000 168,618
Series 2021-K124, Class A2, 1.66%, 12/25/2030
(d)
1,300,000 1,096,467
Series 2021-K126, Class A2, 2.07%, 1/25/2031
(d)
50,000 43,236
Series 2019-1510, Class A2, 3.72%, 1/25/2031
(d)
145,000 137,313
Series 2021-K135, Class A2, 2.15%, 10/25/2031
(d)
200,000 170,644
Series 2021-K134, Class A2, 2.24%, 10/25/2031
(d)
125,000 107,247
Series 2017-K153, Class A3, 3.12%, 10/25/2031
(d)
50,000 45,456
Series 2021-K136, Class A2, 2.13%, 11/25/2031
(d)
120,000 101,992
Series 2022-K137, Class A2, 2.35%, 11/25/2031
(d)
400,000 344,739
Series 2022-K142, Class A2, 2.40%, 3/25/2032
(d)
30,000 25,808
Series 2018-K154, Class A3, 3.46%, 11/25/2032
(d)
665,000 611,308
Series 2023-155, Class AM, 4.25%, 4/25/2033
(d)
250,000 240,863
Series 2018-K157, Class A2, 3.99%, 5/25/2033
(d)
260,000 251,182
Series 2023-157, Class A2, 4.20%, 5/25/2033
(d)
100,000 96,499
Series 2023-159, Class A2, 4.50%, 7/25/2033
(d)
250,000 246,295
Series 2023-161, Class A2, 4.90%, 10/25/2033
(d)
800,000 809,685
Series 2024-162, Class A2, 5.15%, 12/25/2033
(d)
100,000 103,026
Series 2024-163, Class A2, 5.00%, 3/25/2034
(d)
300,000 305,817
Series 2019-1513, Class A3, 2.80%, 8/25/2034
(d)
20,000 16,951
Series 2020-1515, Class A2, 1.94%, 2/25/2035
(d)
900,000 694,532
Federal National Mortgage Association
0.56%, 11/17/2025
(d)
450,000 431,595
0.64%, 12/30/2025
(d)
200,000 191,167
3.00%, 11/01/2026
(d)
7,027 6,910
3.00%, 12/01/2026
(d)
3,938 3,871
3.00%, 12/01/2026
(d)
15,199 14,937
3.00%, 12/01/2026
(d)
4,495 4,416
3.00%, 6/01/2027
(d)
4,650 4,563
0.75%, 10/08/2027
(d)
1,800,000 1,633,620
3.00%, 2/01/2028
(d)
7,645 7,495
2.50%, 6/01/2028
(d)
18,852 18,295
3.00%, 9/01/2028
(d)
38,041 37,093
7.13%, 1/15/2030
(d)
250,000 284,097
3.00%, 7/01/2030
(d)
25,398 24,725
2.00%, 8/01/2030
(d)
28,945 27,392
3.50%, 8/01/2030
(d)
4,524 4,478
0.88%, 8/05/2030
(d)
1,095,000 907,423
2.00%, 10/01/2030
(d)
6,360 6,029
2.50%, 3/01/2031
(d)
26,975 26,084
3.50%, 4/01/2031
(d)
24,025 23,446
3.00%, 8/01/2031
(d)
12,433 11,931
2.50%, 10/01/2031
(d)
61,601 59,223
2.00%, 11/01/2031
(d)
20,568 19,227
2.50%, 11/01/2031
(d)
232,986 221,297
3.50%, 11/01/2031
(d)
7,939 7,798
2.50%, 1/01/2032
(d)
48,863 46,331
2.50%, 1/01/2032
(d)
8,553 8,179
3.00%, 1/01/2032
(d)
125,929 120,907
3.50%, 1/01/2032
(d)
10,359 10,051
3.00%, 2/01/2032
(d)
12,169 11,690
3.50%, 4/01/2032
(d)
10,546 10,249
2.50%, 5/01/2032
(d)
64,468 61,505

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
3.00%, 8/01/2032
(d)
52,137 49,724
3.50%, 8/01/2032
(d)
44,585 43,440
3.00%, 9/01/2032
(d)
18,953 18,064
2.50%, 1/01/2033
(d)
13,873 13,328
3.00%, 2/01/2033
(d)
87,136 83,184
3.00%, 2/01/2033
(d)
27,690 26,388
3.50%, 5/01/2033
(d)
18,008 17,391
3.50%, 10/01/2033
(d)
22,372 21,553
4.00%, 4/01/2034
(d)
6,181 6,062
2.50%, 8/01/2034
(d)
35,185 32,271
2.50%, 9/01/2034
(d)
559,370 513,051
3.50%, 9/01/2034
(d)
16,780 16,106
4.00%, 10/01/2034
(d)
38,999 38,069
2.50%, 1/01/2035
(d)
114,144 104,692
3.00%, 1/01/2035
(d)
97,542 92,091
2.50%, 2/01/2035
(d)
111,112 102,364
3.00%, 2/01/2035
(d)
5,675 5,358
2.50%, 3/01/2035
(d)
133,472 123,036
3.50%, 3/01/2035
(d)
6,447 6,221
4.00%, 3/01/2035
(d)
23,434 22,948
2.00%, 6/01/2035
(d)
1,017,322 913,466
2.00%, 7/01/2035
(d)
65,479 58,779
2.00%, 7/01/2035
(d)
858,127 770,325
2.50%, 7/01/2035
(d)
82,702 76,230
2.50%, 7/01/2035
(d)
18,927 17,398
3.00%, 7/01/2035
(d)
432,607 408,430
3.50%, 7/01/2035
(d)
414,789 399,507
2.00%, 9/01/2035
(d)
77,803 69,806
2.50%, 9/01/2035
(d)
71,957 66,099
2.50%, 9/01/2035
(d)
36,292 33,418
3.00%, 9/01/2035
(d)
17,563 16,555
1.50%, 10/01/2035
(d)
206,291 180,606
2.00%, 10/01/2035
(d)
12,364 11,136
2.00%, 10/01/2035
(d)
224,127 201,780
2.00%, 10/01/2035
(d)
27,616 24,824
2.00%, 10/01/2035
(d)
150,865 135,892
5.50%, 10/01/2035
(d)
10,158 10,392
1.50%, 11/01/2035
(d)
317,976 278,164
1.50%, 11/01/2035
(d)
13,580 11,885
2.00%, 11/01/2035
(d)
123,946 111,471
2.50%, 11/01/2035
(d)
32,274 29,627
1.50%, 12/01/2035
(d)
86,300 75,495
2.00%, 12/01/2035
(d)
79,579 71,066
2.00%, 12/01/2035
(d)
25,206 22,669
2.50%, 1/01/2036
(d)
60,685 55,657
3.00%, 1/01/2036
(d)
31,313 29,515
2.50%, 2/01/2036
(d)
155,324 143,259
2.00%, 3/01/2036
(d)
114,383 102,547
2.50%, 3/01/2036
(d)
156,488 143,797
1.50%, 4/01/2036
(d)
1,415,567 1,229,653
1.50%, 4/01/2036
(d)
16,750 14,626
2.00%, 4/01/2036
(d)
414,675 372,739
2.50%, 4/01/2036
(d)
10,096 9,770
3.00%, 4/01/2036
(d)
55,400 51,740
1.50%, 5/01/2036
(d)
32,078 28,077
1.50%, 5/01/2036
(d)
166,924 145,217

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
2.00%, 5/01/2036
(d)
57,123 51,293
2.00%, 5/01/2036
(d)
277,873 250,369
1.50%, 6/01/2036
(d)
111,665 97,606
2.00%, 6/01/2036
(d)
197,162 176,301
2.00%, 6/01/2036
(d)
272,008 243,235
1.50%, 7/01/2036
(d)
81,859 71,507
2.00%, 7/01/2036
(d)
70,949 63,420
2.50%, 7/01/2036
(d)
1,488,032 1,365,073
2.00%, 8/01/2036
(d)
30,460 27,228
2.50%, 8/01/2036
(d)
99,501 91,054
1.50%, 9/01/2036
(d)
24,294 21,113
1.50%, 9/01/2036
(d)
1,699,033 1,478,476
1.50%, 9/01/2036
(d)
233,362 202,798
2.00%, 9/01/2036
(d)
162,570 145,754
2.00%, 9/01/2036
(d)
348,043 313,853
2.00%, 9/01/2036
(d)
238,384 213,051
2.50%, 9/01/2036
(d)
70,514 64,535
1.50%, 10/01/2036
(d)
36,124 31,509
1.50%, 10/01/2036
(d)
429,348 376,722
1.50%, 10/01/2036
(d)
36,662 31,852
2.00%, 10/01/2036
(d)
875,832 782,893
2.00%, 10/01/2036
(d)
76,087 67,889
1.50%, 11/01/2036
(d)
128,958 111,978
1.50%, 11/01/2036
(d)
55,731 48,406
2.00%, 11/01/2036
(d)
39,863 35,626
2.00%, 11/01/2036
(d)
538,188 481,734
2.00%, 11/01/2036
(d)
745,120 665,706
2.50%, 11/01/2036
(d)
519,780 476,990
1.50%, 12/01/2036
(d)
157,010 136,337
2.00%, 12/01/2036
(d)
108,415 96,843
2.00%, 12/01/2036
(d)
72,590 64,902
3.50%, 12/01/2036
(d)
43,705 42,088
2.00%, 1/01/2037
(d)
1,166,674 1,041,972
2.50%, 1/01/2037
(d)
129,967 118,672
3.50%, 1/01/2037
(d)
13,268 12,590
1.50%, 2/01/2037
(d)
445,624 389,413
2.00%, 2/01/2037
(d)
312,576 279,118
2.50%, 2/01/2037
(d)
13,197 11,998
1.50%, 3/01/2037
(d)
19,291 16,727
2.00%, 3/01/2037
(d)
1,148,416 1,029,584
2.00%, 3/01/2037
(d)
517,782 462,315
2.00%, 3/01/2037
(d)
255,824 229,651
2.00%, 3/01/2037
(d)
107,101 96,205
2.50%, 3/01/2037
(d)
328,938 300,593
1.50%, 4/01/2037
(d)
38,958 33,780
2.00%, 4/01/2037
(d)
19,185 17,099
2.00%, 4/01/2037
(d)
598,746 533,622
2.50%, 4/01/2037
(d)
58,658 53,272
2.50%, 4/01/2037
(d)
20,578 18,884
1.50%, 5/01/2037
(d)
439,631 381,205
2.50%, 5/01/2037
(d)
39,111 35,788
3.00%, 5/01/2037
(d)
73,139 68,290
3.50%, 5/01/2037
(d)
78,391 75,319
2.00%, 6/01/2037
(d)
1,872,393 1,677,782
2.50%, 6/01/2037
(d)
1,379,347 1,259,306
3.50%, 6/01/2037
(d)
17,484 16,666

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
2.50%, 7/01/2037
(d)
77,450 70,710
5.63%, 7/15/2037
(d)
365,000 400,680
1.50%, 8/01/2037
(d)
345,103 299,585
1.50%, 8/01/2037
(d)
198,617 172,512
2.00%, 8/01/2037
(d)
42,795 38,186
3.50%, 9/01/2037
(d)
37,022 35,289
3.00%, 10/01/2037
(d)
977,819 912,988
3.50%, 11/01/2037
(d)
47,354 45,151
4.00%, 11/01/2037
(d)
57,527 55,628
4.50%, 11/01/2037
(d)
219,582 216,084
3.00%, 12/01/2037
(d)
35,004 32,299
2.50%, 3/01/2038
(d)
15,267 13,874
4.00%, 3/01/2038
(d)
124,694 122,143
3.00%, 4/01/2038
(d)
42,596 39,772
3.00%, 5/01/2038
(d)
26,687 24,756
3.50%, 6/01/2038
(d)
146,831 139,959
4.00%, 6/01/2038
(d)
20,508 19,828
6.00%, 6/01/2038
(d)
108,287 110,313
3.00%, 9/01/2038
(d)
75,738 70,717
3.50%, 11/01/2038
(d)
257,660 245,600
5.50%, 11/01/2038
(d)
128,838 131,001
6.00%, 11/01/2038
(d)
18,699 19,048
3.50%, 6/01/2039
(d)
52,422 48,416
4.50%, 6/01/2039
(d)
16,735 16,432
5.00%, 9/01/2039
(d)
242,774 242,322
4.00%, 11/01/2039
(d)
9,857 9,487
1.50%, 11/15/2039
(d)(e)
800,000 693,779
3.00%, 11/15/2039
(d)(e)
25,000 23,344
3.50%, 11/15/2039
(d)(e)
50,000 47,654
4.00%, 11/15/2039
(d)(e)
175,000 169,165
4.50%, 11/15/2039
(d)(e)
200,000 196,562
5.00%, 11/15/2039
(d)(e)
150,000 149,721
5.50%, 11/15/2039
(e)
275,000 277,536
6.00%, 11/15/2039
(e)
200,000 203,766
3.00%, 12/15/2039
(d)(e)
25,000 23,359
4.50%, 12/15/2039
(d)(e)
25,000 24,568
5.00%, 12/15/2039
(d)(e)
50,000 49,871
5.50%, 12/15/2039
(d)(e)
25,000 25,223
4.50%, 2/01/2040
(d)
19,147 18,800
6.00%, 4/01/2040
(d)
25,416 26,607
2.50%, 5/01/2040
(d)
7,560 6,567
2.00%, 8/01/2040
(d)
56,928 48,151
2.50%, 8/01/2040
(d)
33,984 29,520
2.50%, 8/01/2040
(d)
85,709 74,451
2.00%, 9/01/2040
(d)
50,266 42,623
4.00%, 10/01/2040
(d)
124,601 118,938
2.00%, 11/01/2040
(d)
147,551 124,802
2.00%, 1/01/2041
(d)
33,434 28,279
3.00%, 1/01/2041
(d)
669,915 621,247
4.50%, 2/01/2041
(d)
21,532 21,058
4.50%, 4/01/2041
(d)
119,806 117,332
1.50%, 5/01/2041
(d)
61,117 49,592
2.00%, 5/01/2041
(d)
2,538,204 2,139,274
2.50%, 5/01/2041
(d)
36,436 31,668
1.50%, 6/01/2041
(d)
19,222 15,598
1.50%, 7/01/2041
(d)
58,086 47,133

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
2.00%, 7/01/2041
(d)
377,368 318,057
5.50%, 7/01/2041
(d)
11,802 12,060
2.00%, 8/01/2041
(d)
112,652 94,946
1.50%, 9/01/2041
(d)
39,902 32,378
2.50%, 10/01/2041
(d)
73,943 64,267
1.50%, 11/01/2041
(d)
60,952 49,458
1.50%, 11/01/2041
(d)
1,466,210 1,189,732
2.50%, 11/01/2041
(d)
41,445 36,021
2.50%, 11/01/2041
(d)
75,324 65,466
2.00%, 12/01/2041
(d)
601,906 507,304
3.50%, 12/01/2041
(d)
17,944 16,578
1.50%, 1/01/2042
(d)
224,497 182,164
2.00%, 1/01/2042
(d)
1,725,057 1,453,929
2.00%, 2/01/2042
(d)
21,182 17,853
2.00%, 4/01/2042
(d)
62,425 52,281
2.50%, 4/01/2042
(d)
103,260 89,271
3.00%, 4/01/2042
(d)
79,819 71,137
3.00%, 4/01/2042
(d)
12,251 10,951
3.50%, 4/01/2042
(d)
47,205 43,485
5.00%, 4/01/2042
(d)
35,445 35,484
2.50%, 5/01/2042
(d)
228,726 198,181
3.00%, 5/01/2042
(d)
40,448 37,660
3.00%, 5/01/2042
(d)
220,296 195,882
4.50%, 5/01/2042
(d)
48,096 47,037
3.00%, 6/01/2042
(d)
21,181 18,877
3.50%, 6/01/2042
(d)
14,899 13,725
3.00%, 7/01/2042
(d)
41,700 37,164
3.50%, 7/01/2042
(d)
41,593 38,143
4.00%, 7/01/2042
(d)
21,615 20,702
2.00%, 8/01/2042
(d)
113,635 95,775
2.00%, 8/01/2042
(d)
25,000 20,914
3.50%, 8/01/2042
(d)
200,430 184,908
2.50%, 9/01/2042
(d)
21,531 18,655
2.50%, 10/01/2042
(d)
50,083 43,335
4.00%, 10/01/2042
(d)
20,681 19,530
5.00%, 11/01/2042
(d)
78,541 77,277
3.50%, 12/01/2042
(d)
30,022 27,516
3.00%, 4/01/2043
(d)
140,668 125,672
3.00%, 4/01/2043
(d)
24,076 21,509
3.50%, 6/01/2043
(d)
87,089 80,344
4.00%, 6/01/2043
(d)
227,899 215,215
4.00%, 10/01/2043
(d)
175,683 167,232
5.50%, 1/01/2044
(d)
68,720 68,598
5.50%, 5/01/2044
(d)
98,135 100,509
5.50%, 8/01/2044
(d)
215,610 215,132
4.00%, 9/01/2044
(d)
22,853 21,599
3.00%, 10/01/2044
(d)
109,148 97,512
4.00%, 11/01/2044
(d)
22,666 21,512
4.00%, 1/01/2045
(d)
74,698 70,985
4.00%, 2/01/2045
(d)
51,134 48,676
3.00%, 4/01/2045
(d)
43,138 38,540
3.50%, 4/01/2045
(d)
12,893 11,809
3.50%, 5/01/2045
(d)
16,515 15,081
3.50%, 6/01/2045
(d)
233,063 214,239
3.50%, 8/01/2045
(d)
78,984 72,059
4.00%, 8/01/2045
(d)
636,076 603,710

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
3.50%, 11/01/2045
(d)
22,480 20,509
3.50%, 11/01/2045
(d)
456,907 422,734
3.50%, 12/01/2045
(d)
162,037 147,830
3.50%, 12/01/2045
(d)
1,056,291 963,675
3.50%, 1/01/2046
(d)
109,793 100,167
4.00%, 1/01/2046
(d)
47,712 45,042
4.00%, 1/01/2046
(d)
208,296 196,637
3.50%, 2/01/2046
(d)
38,396 35,114
3.50%, 2/01/2046
(d)
83,903 76,730
4.50%, 6/01/2046
(d)
25,419 24,824
3.00%, 9/01/2046
(d)
61,025 54,166
3.50%, 9/01/2046
(d)
74,391 67,869
4.50%, 9/01/2046
(d)
85,299 83,421
3.00%, 10/01/2046
(d)
66,271 58,348
3.00%, 10/01/2046
(d)
154,085 136,015
3.00%, 11/01/2046
(d)
118,797 104,595
3.00%, 11/01/2046
(d)
347,755 306,180
3.00%, 11/01/2046
(d)
796,982 701,701
3.00%, 11/01/2046
(d)
45,931 40,599
4.00%, 11/01/2046
(d)
13,683 12,860
3.50%, 1/01/2047
(d)
390,794 360,027
3.00%, 2/01/2047
(d)
179,102 160,034
3.50%, 2/01/2047
(d)
50,660 46,141
4.00%, 2/01/2047
(d)
10,877 10,269
3.00%, 3/01/2047
(d)
454,473 400,140
4.00%, 3/01/2047
(d)
540,220 511,858
3.50%, 4/01/2047
(d)
15,714 14,393
4.00%, 5/01/2047
(d)
35,736 33,686
4.50%, 5/01/2047
(d)
46,127 44,782
4.00%, 6/01/2047
(d)
269,514 253,303
3.50%, 7/01/2047
(d)
136,715 125,925
3.00%, 8/01/2047
(d)
70,276 62,207
3.50%, 8/01/2047
(d)
64,673 58,762
3.50%, 9/01/2047
(d)
207,141 187,865
3.50%, 10/01/2047
(d)
100,115 91,697
3.50%, 10/01/2047
(d)
182,857 166,999
3.50%, 10/01/2047
(d)
279,709 254,146
4.00%, 10/01/2047
(d)
55,418 52,011
3.50%, 11/01/2047
(d)
214,598 194,986
3.50%, 12/01/2047
(d)
162,298 147,465
3.50%, 12/01/2047
(d)
45,487 41,482
3.00%, 1/01/2048
(d)
91,258 80,329
3.50%, 1/01/2048
(d)
72,764 66,114
4.00%, 1/01/2048
(d)
84,168 78,993
3.50%, 2/01/2048
(d)
437,505 397,522
3.50%, 2/01/2048
(d)
36,630 33,353
4.00%, 2/01/2048
(d)
59,836 56,157
3.50%, 3/01/2048
(d)
165,085 149,934
3.00%, 4/01/2048
(d)
156,006 139,375
3.50%, 4/01/2048
(d)
122,994 112,163
4.50%, 4/01/2048
(d)
9,073 8,766
3.50%, 5/01/2048
(d)
319,414 290,098
4.00%, 6/01/2048
(d)
758,281 720,592
4.50%, 8/01/2048
(d)
22,582 21,817
4.50%, 8/01/2048
(d)
126,774 122,795
3.00%, 9/01/2048
(d)
364,691 322,818

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
3.50%, 10/01/2048
(d)
134,504 122,212
4.50%, 10/01/2048
(d)
21,028 20,285
3.00%, 11/01/2048
(d)
126,559 111,428
4.00%, 11/01/2048
(d)
54,634 51,275
4.00%, 11/01/2048
(d)
24,529 22,994
3.00%, 2/01/2049
(d)
4,472,857 3,938,118
4.00%, 2/01/2049
(d)
15,817 14,827
4.00%, 3/01/2049
(d)
109,318 102,478
3.50%, 4/01/2049
(d)
35,291 31,992
3.50%, 4/01/2049
(d)
449,302 405,329
4.50%, 4/01/2049
(d)
42,111 40,724
4.00%, 5/01/2049
(d)
44,512 41,811
4.50%, 5/01/2049
(d)
15,761 15,241
4.50%, 5/01/2049
(d)
6,637 6,399
3.50%, 6/01/2049
(d)
94,991 85,924
4.00%, 6/01/2049
(d)
50,840 47,714
4.00%, 6/01/2049
(d)
127,458 119,621
4.00%, 6/01/2049
(d)
491,262 461,056
4.00%, 6/01/2049
(d)
2,749,270 2,580,226
3.50%, 7/01/2049
(d)
37,245 33,693
4.00%, 7/01/2049
(d)
9,291 8,696
5.00%, 7/01/2049
(d)
7,873 7,781
3.50%, 8/01/2049
(d)
3,509,347 3,188,627
3.50%, 8/01/2049
(d)
103,974 93,321
3.50%, 8/01/2049
(d)
176,249 159,776
4.50%, 8/01/2049
(d)
75,763 73,262
3.00%, 9/01/2049
(d)
427,472 372,937
3.00%, 9/01/2049
(d)
31,849 27,480
3.50%, 9/01/2049
(d)
33,439 30,247
3.50%, 9/01/2049
(d)
61,211 55,490
4.00%, 9/01/2049
(d)
123,330 115,429
4.00%, 9/01/2049
(d)
73,201 69,161
4.00%, 9/01/2049
(d)
903,616 847,066
4.50%, 9/01/2049
(d)
11,702 11,309
5.00%, 9/01/2049
(d)
51,742 51,194
5.00%, 9/01/2049
(d)
158,338 157,091
3.00%, 10/01/2049
(d)
94,241 82,428
2.50%, 11/01/2049
(d)
192,402 161,320
3.00%, 11/01/2049
(d)
92,439 80,974
3.00%, 11/01/2049
(d)
117,416 102,435
3.50%, 11/01/2049
(d)
220,277 199,250
4.50%, 11/01/2049
(d)
5,774 5,567
5.00%, 11/01/2049
(d)
134,118 132,982
3.00%, 12/01/2049
(d)
57,326 50,216
3.50%, 12/01/2049
(d)
45,504 41,164
2.50%, 1/01/2050
(d)
1,634,381 1,370,348
3.50%, 1/01/2050
(d)
34,430 31,212
3.50%, 1/01/2050
(d)
380,281 345,527
3.00%, 2/01/2050
(d)
395,055 346,607
3.00%, 2/01/2050
(d)
46,822 41,080
3.00%, 2/01/2050
(d)
75,696 66,308
3.00%, 3/01/2050
(d)
48,358 42,414
4.00%, 3/01/2050
(d)
285,645 267,771
4.50%, 3/01/2050
(d)
55,366 53,430
5.00%, 3/01/2050
(d)
80,351 79,374
2.50%, 4/01/2050
(d)
45,816 38,647

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
3.00%, 4/01/2050
(d)
906,220 793,831
3.00%, 4/01/2050
(d)
47,765 41,655
3.50%, 4/01/2050
(d)
210,696 191,577
4.00%, 4/01/2050
(d)
27,887 26,100
2.50%, 5/01/2050
(d)
447,731 378,196
2.50%, 5/01/2050
(d)
204,126 172,305
3.50%, 5/01/2050
(d)
148,190 134,841
3.50%, 5/01/2050
(d)
12,552 11,354
2.50%, 6/01/2050
(d)
155,590 131,287
4.00%, 6/01/2050
(d)
34,428 32,188
4.00%, 6/01/2050
(d)
18,562 17,387
5.00%, 6/01/2050
(d)
1,519,029 1,500,709
2.50%, 7/01/2050
(d)
75,397 63,530
3.00%, 7/01/2050
(d)
4,159,306 3,661,203
3.00%, 7/01/2050
(d)
106,969 93,234
3.00%, 7/01/2050
(d)
25,121 21,883
3.00%, 7/01/2050
(d)
48,072 42,095
3.00%, 7/01/2050
(d)
52,419 45,966
3.50%, 7/01/2050
(d)
20,956 18,944
3.50%, 7/01/2050
(d)
422,586 385,534
4.00%, 7/01/2050
(d)
143,474 133,821
2.50%, 8/01/2050
(d)
142,715 119,774
2.50%, 8/01/2050
(d)
277,011 229,876
2.50%, 8/01/2050
(d)
70,223 59,084
4.00%, 8/01/2050
(d)
423,520 397,824
4.00%, 8/01/2050
(d)
194,506 182,806
2.00%, 9/01/2050
(d)
287,402 229,912
2.00%, 9/01/2050
(d)
27,431 22,082
2.00%, 9/01/2050
(d)
665,512 534,887
2.00%, 9/01/2050
(d)
353,892 285,012
2.00%, 9/01/2050
(d)
27,200 22,012
2.00%, 9/01/2050
(d)
352,477 284,512
2.00%, 9/01/2050
(d)
35,247 28,187
2.00%, 9/01/2050
(d)
42,560 34,035
2.50%, 9/01/2050
(d)
630,336 534,754
2.50%, 9/01/2050
(d)
62,168 52,283
3.00%, 9/01/2050
(d)
260,015 226,354
3.00%, 9/01/2050
(d)
163,724 142,834
3.00%, 9/01/2050
(d)
35,658 31,109
3.50%, 9/01/2050
(d)
29,152 26,569
4.50%, 9/01/2050
(d)
169,569 163,575
2.00%, 10/01/2050
(d)
67,875 54,654
2.00%, 10/01/2050
(d)
217,961 175,815
2.00%, 10/01/2050
(d)
27,144 21,851
3.00%, 10/01/2050
(d)
74,200 64,732
4.00%, 10/01/2050
(d)
36,233 33,875
1.50%, 11/01/2050
(d)
1,480,570 1,120,044
2.00%, 11/01/2050
(d)
121,780 98,328
2.00%, 11/01/2050
(d)
1,832,117 1,475,523
2.00%, 11/01/2050
(d)
689,028 550,825
2.50%, 11/01/2050
(d)
183,334 154,528
3.50%, 11/01/2050
(d)
180,973 163,700
1.50%, 12/01/2050
(d)
104,996 79,421
1.50%, 12/01/2050
(d)
75,433 57,233
2.00%, 12/01/2050
(d)
667,884 533,741
2.00%, 12/01/2050
(d)
226,973 181,509

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
2.00%, 12/01/2050
(d)
108,554 87,563
2.00%, 12/01/2050
(d)
498,568 401,183
2.00%, 12/01/2050
(d)
241,737 193,185
2.00%, 12/01/2050
(d)
409,971 327,518
2.00%, 12/01/2050
(d)
142,295 114,431
2.00%, 12/01/2050
(d)
54,268 43,369
2.50%, 12/01/2050
(d)
835,175 692,744
2.50%, 12/01/2050
(d)
227,591 190,770
3.00%, 12/01/2050
(d)
290,531 252,649
3.00%, 12/01/2050
(d)
99,732 87,007
1.50%, 1/01/2051
(d)
1,558,393 1,178,675
2.00%, 1/01/2051
(d)
4,443,078 3,538,115
2.00%, 1/01/2051
(d)
146,331 117,956
2.00%, 1/01/2051
(d)
1,160,098 937,892
2.00%, 1/01/2051
(d)
170,420 136,099
2.00%, 1/01/2051
(d)
434,165 346,728
2.00%, 1/01/2051
(d)
2,394,969 1,912,645
3.00%, 1/01/2051
(d)
197,569 171,746
1.50%, 2/01/2051
(d)
1,901,596 1,441,300
1.50%, 2/01/2051
(d)
72,783 55,149
2.00%, 2/01/2051
(d)
1,260,188 1,006,398
2.00%, 2/01/2051
(d)
440,939 352,138
2.00%, 2/01/2051
(d)
205,116 164,970
2.50%, 2/01/2051
(d)
491,986 410,264
2.50%, 2/01/2051
(d)
781,955 658,638
2.50%, 2/01/2051
(d)
201,702 169,706
2.50%, 2/01/2051
(d)
15,804 13,277
2.50%, 2/01/2051
(d)
224,989 186,319
2.50%, 2/01/2051
(d)
124,448 104,237
3.50%, 2/01/2051
(d)
156,311 141,920
1.50%, 3/01/2051
(d)
57,852 44,025
2.00%, 3/01/2051
(d)
818,887 653,278
2.00%, 3/01/2051
(d)
116,120 93,442
2.00%, 3/01/2051
(d)
237,450 188,345
4.00%, 3/01/2051
(d)
2,856,444 2,680,811
2.00%, 4/01/2051
(d)
536,324 427,693
2.00%, 4/01/2051
(d)
155,204 123,722
2.00%, 4/01/2051
(d)
84,355 67,243
2.00%, 4/01/2051
(d)
114,135 91,605
2.50%, 4/01/2051
(d)
2,806,320 2,342,229
2.50%, 4/01/2051
(d)
743,194 619,745
3.00%, 4/01/2051
(d)
855,095 749,039
2.00%, 5/01/2051
(d)
293,108 233,649
2.00%, 5/01/2051
(d)
1,570,775 1,252,619
2.50%, 5/01/2051
(d)
422,584 351,958
2.50%, 5/01/2051
(d)
95,887 80,049
2.50%, 5/01/2051
(d)
4,397,965 3,670,162
2.50%, 5/01/2051
(d)
102,521 84,998
2.50%, 5/01/2051
(d)
601,697 502,232
2.50%, 5/01/2051
(d)
162,326 134,664
3.00%, 5/01/2051
(d)
97,492 84,812
3.00%, 5/01/2051
(d)
530,657 456,943
1.50%, 6/01/2051
(d)
159,732 121,529
1.50%, 6/01/2051
(d)
123,638 93,457
2.50%, 6/01/2051
(d)
108,521 91,587
3.00%, 6/01/2051
(d)
212,663 183,093

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
3.00%, 6/01/2051
(d)
131,815 114,629
2.00%, 7/01/2051
(d)
301,529 240,174
2.00%, 7/01/2051
(d)
109,881 87,871
2.00%, 7/01/2051
(d)
167,008 133,130
2.00%, 7/01/2051
(d)
237,142 190,880
2.00%, 7/01/2051
(d)
270,102 215,636
2.00%, 7/01/2051
(d)
434,462 346,852
2.00%, 7/01/2051
(d)
1,625,202 1,299,666
2.50%, 7/01/2051
(d)
521,118 431,551
2.50%, 7/01/2051
(d)
240,176 200,748
2.50%, 7/01/2051
(d)
74,744 62,701
2.50%, 7/01/2051
(d)
510,774 428,920
2.50%, 7/01/2051
(d)
309,565 259,687
3.50%, 7/01/2051
(d)
820,747 745,738
1.50%, 8/01/2051
(d)
85,236 64,416
2.00%, 8/01/2051
(d)
221,169 176,944
2.00%, 8/01/2051
(d)
572,936 456,001
2.00%, 8/01/2051
(d)
20,711 16,490
2.50%, 8/01/2051
(d)
264,558 220,097
2.50%, 8/01/2051
(d)
347,112 292,545
2.50%, 8/01/2051
(d)
390,281 326,939
2.50%, 8/01/2051
(d)
442,831 372,002
2.50%, 8/01/2051
(d)
131,637 109,012
2.50%, 8/01/2051
(d)
114,382 96,273
2.50%, 8/01/2051
(d)
428,858 358,456
2.00%, 9/01/2051
(d)
2,319,442 1,852,328
2.00%, 9/01/2051
(d)
495,573 395,333
2.00%, 9/01/2051
(d)
517,554 411,761
2.00%, 9/01/2051
(d)
334,905 265,562
2.50%, 9/01/2051
(d)
367,057 305,256
2.50%, 9/01/2051
(d)
266,731 221,109
2.50%, 9/01/2051
(d)
78,313 65,411
1.50%, 10/01/2051
(d)
1,257,189 949,910
2.00%, 10/01/2051
(d)
3,565,494 2,839,464
2.00%, 10/01/2051
(d)
161,007 129,313
2.00%, 10/01/2051
(d)
101,782 81,715
2.00%, 10/01/2051
(d)
182,214 146,289
2.00%, 10/01/2051
(d)
1,050,533 844,290
2.00%, 10/01/2051
(d)
167,945 133,923
2.00%, 10/01/2051
(d)
83,387 66,494
2.50%, 10/01/2051
(d)
1,055,790 877,701
2.50%, 10/01/2051
(d)
409,031 341,631
2.50%, 10/01/2051
(d)
1,475,866 1,230,715
1.50%, 11/01/2051
(d)
43,375 32,770
2.00%, 11/01/2051
(d)
5,631,770 4,499,114
2.00%, 11/01/2051
(d)
959,857 761,118
2.00%, 11/01/2051
(d)
834,167 667,696
2.50%, 11/01/2051
(d)
5,447,221 4,526,704
2.50%, 11/01/2051
(d)
386,667 326,002
2.50%, 11/01/2051
(d)
247,648 209,006
2.50%, 11/01/2051
(d)
109,668 90,819
2.50%, 11/01/2051
(d)
404,355 336,760
3.00%, 11/01/2051
(d)
98,896 85,824
2.00%, 12/01/2051
(d)
653,998 521,127
2.00%, 12/01/2051
(d)
124,644 99,992
2.00%, 12/01/2051
(d)
206,254 165,634

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
2.50%, 12/01/2051
(d)
244,357 202,988
2.50%, 12/01/2051
(d)
492,554 412,003
2.50%, 12/01/2051
(d)
190,250 157,798
2.50%, 12/01/2051
(d)
80,561 67,377
2.50%, 12/01/2051
(d)
1,008,099 841,070
2.50%, 12/01/2051
(d)
149,357 124,255
2.50%, 12/01/2051
(d)
939,855 788,600
3.00%, 12/01/2051
(d)
3,336,912 2,911,142
3.00%, 12/01/2051
(d)
39,274 34,226
3.00%, 12/01/2051
(d)
154,043 132,684
3.50%, 12/01/2051
(d)
352,423 320,208
3.50%, 12/01/2051
(d)
229,740 208,207
2.00%, 1/01/2052
(d)
1,338,481 1,063,638
2.50%, 1/01/2052
(d)
154,271 128,603
2.50%, 1/01/2052
(d)
149,052 123,910
2.50%, 1/01/2052
(d)
139,289 115,349
2.50%, 1/01/2052
(d)
139,903 117,223
2.50%, 1/01/2052
(d)
138,070 114,428
2.50%, 1/01/2052
(d)
218,951 184,786
2.50%, 1/01/2052
(d)
390,372 328,811
2.50%, 1/01/2052
(d)
410,911 343,537
3.00%, 1/01/2052
(d)
123,902 108,242
3.50%, 1/01/2052
(d)
64,774 58,895
2.00%, 2/01/2052
(d)
408,037 324,886
2.00%, 2/01/2052
(d)
3,240,506 2,578,237
2.00%, 2/01/2052
(d)
2,855,643 2,272,029
2.00%, 2/01/2052
(d)
226,813 182,003
2.00%, 2/01/2052
(d)
3,688,331 2,932,114
2.00%, 2/01/2052
(d)
260,470 207,380
2.50%, 2/01/2052
(d)
93,284 78,388
2.50%, 2/01/2052
(d)
3,350,935 2,783,628
2.50%, 2/01/2052
(d)
659,512 552,431
2.50%, 2/01/2052
(d)
80,261 67,076
2.50%, 2/01/2052
(d)
82,392 69,081
2.50%, 2/01/2052
(d)
185,294 154,876
2.50%, 2/01/2052
(d)
251,713 208,942
2.50%, 2/01/2052
(d)
177,186 147,079
3.00%, 2/01/2052
(d)
255,127 221,618
1.50%, 3/01/2052
(d)
21,850 16,506
2.00%, 3/01/2052
(d)
99,327 80,042
2.00%, 3/01/2052
(d)
97,559 78,355
2.00%, 3/01/2052
(d)
374,569 302,502
2.00%, 3/01/2052
(d)
493,527 396,531
2.50%, 3/01/2052
(d)
548,653 456,447
2.50%, 3/01/2052
(d)
89,634 74,365
2.50%, 3/01/2052
(d)
142,953 119,374
3.00%, 3/01/2052
(d)
45,895 39,801
3.00%, 3/01/2052
(d)
593,064 510,682
3.00%, 3/01/2052
(d)
165,759 144,096
3.00%, 3/01/2052
(d)
249,097 216,837
3.00%, 3/01/2052
(d)
84,411 72,943
3.50%, 3/01/2052
(d)
39,306 35,176
3.50%, 3/01/2052
(d)
166,275 148,757
1.50%, 4/01/2052
(d)
91,763 69,356
1.50%, 4/01/2052
(d)
550,111 415,739
2.00%, 4/01/2052
(d)
110,610 87,838

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
2.00%, 4/01/2052
(d)
3,910,775 3,115,018
2.00%, 4/01/2052
(d)
610,370 490,163
2.00%, 4/01/2052
(d)
410,306 326,309
2.00%, 4/01/2052
(d)
489,553 388,762
2.50%, 4/01/2052
(d)
634,744 526,154
3.00%, 4/01/2052
(d)
882,126 762,276
3.50%, 4/01/2052
(d)
162,692 146,330
3.50%, 4/01/2052
(d)
129,761 116,866
3.50%, 4/01/2052
(d)
111,200 99,555
2.00%, 5/01/2052
(d)
910,353 723,704
2.50%, 5/01/2052
(d)
131,691 109,164
2.50%, 5/01/2052
(d)
94,242 78,044
3.00%, 5/01/2052
(d)
365,768 318,946
3.50%, 5/01/2052
(d)
89,318 79,965
3.50%, 5/01/2052
(d)
174,670 157,146
3.50%, 5/01/2052
(d)
43,497 38,935
4.00%, 5/01/2052
(d)
86,888 80,417
4.00%, 5/01/2052
(d)
22,855 21,211
2.00%, 6/01/2052
(d)
221,266 175,833
2.00%, 6/01/2052
(d)
1,087,687 865,691
2.00%, 6/01/2052
(d)
960,433 761,575
3.00%, 6/01/2052
(d)
937,364 810,194
3.00%, 6/01/2052
(d)
2,508,075 2,161,399
3.00%, 6/01/2052
(d)
456,403 395,577
3.50%, 6/01/2052
(d)
496,559 448,808
3.50%, 6/01/2052
(d)
184,329 165,822
3.50%, 6/01/2052
(d)
172,565 155,252
3.50%, 6/01/2052
(d)
21,954 19,653
3.50%, 6/01/2052
(d)
64,567 58,089
4.00%, 6/01/2052
(d)
240,802 223,680
2.50%, 7/01/2052
(d)
661,012 547,942
2.50%, 7/01/2052
(d)
485,687 402,210
3.50%, 7/01/2052
(d)
33,962 30,755
4.00%, 7/01/2052
(d)
201,159 186,573
4.50%, 7/01/2052
(d)
21,392 20,356
4.50%, 7/01/2052
(d)
128,604 123,102
4.50%, 7/01/2052
(d)
3,580,622 3,454,055
2.50%, 8/01/2052
(d)
21,913 18,164
3.50%, 8/01/2052
(d)
279,925 251,854
3.50%, 8/01/2052
(d)
344,672 310,545
3.50%, 8/01/2052
(d)
465,303 416,457
3.50%, 8/01/2052
(d)
219,714 196,565
4.00%, 8/01/2052
(d)
86,721 80,236
4.50%, 8/01/2052
(d)
155,633 148,764
5.00%, 8/01/2052
(d)
20,562 20,033
5.00%, 8/01/2052
(d)
66,476 65,395
5.00%, 8/01/2052
(d)
40,806 39,755
2.50%, 9/01/2052
(d)
1,935,573 1,609,684
2.50%, 9/01/2052
(d)
88,215 73,226
2.50%, 9/01/2052
(d)
892,566 739,888
2.50%, 9/01/2052
(d)
790,627 657,511
4.00%, 9/01/2052
(d)
87,924 81,339
4.50%, 9/01/2052
(d)
86,594 82,306
4.50%, 9/01/2052
(d)
255,001 242,583
4.50%, 9/01/2052
(d)
231,904 220,580
5.00%, 9/01/2052
(d)
3,803,507 3,705,591

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
5.00%, 9/01/2052
(d)
43,970 42,844
5.00%, 9/01/2052
(d)
37,644 36,663
5.00%, 9/01/2052
(d)
130,807 127,459
3.50%, 10/01/2052
(d)
36,186 32,386
4.00%, 10/01/2052
(d)
21,909 20,265
4.00%, 10/01/2052
(d)
43,869 40,847
4.50%, 10/01/2052
(d)
3,528,844 3,356,527
5.00%, 10/01/2052
(d)
271,693 264,530
5.50%, 10/01/2052
(d)
264,220 262,638
5.50%, 10/01/2052
(d)
19,864 19,729
4.00%, 11/01/2052
(d)
22,742 21,032
4.50%, 11/01/2052
(d)
133,128 126,607
5.50%, 11/01/2052
(d)
173,284 172,293
5.50%, 12/01/2052
(d)
65,053 64,585
6.00%, 12/01/2052
(d)
165,222 168,426
4.00%, 1/01/2053
(d)
180,569 166,961
5.50%, 1/01/2053
(d)
1,523,965 1,512,352
4.00%, 2/01/2053
(d)
111,808 103,464
4.00%, 2/01/2053
(d)
3,768,913 3,484,339
4.50%, 2/01/2053
(d)
336,172 319,600
5.00%, 2/01/2053
(d)
183,369 178,308
5.50%, 2/01/2053
(d)
851,968 845,245
5.50%, 2/01/2053
(d)
135,055 134,935
6.00%, 2/01/2053
(d)
21,580 21,970
6.00%, 2/01/2053
(d)
171,532 174,163
3.00%, 3/01/2053
(d)
951,256 819,880
4.00%, 3/01/2053
(d)
143,535 132,695
4.00%, 3/01/2053
(d)
68,800 63,998
5.00%, 3/01/2053
(d)
44,455 43,191
5.50%, 3/01/2053
(d)
111,809 110,940
5.00%, 4/01/2053
(d)
67,156 65,287
5.00%, 4/01/2053
(d)
46,893 45,559
5.50%, 4/01/2053
(d)
86,771 86,020
4.00%, 5/01/2053
(d)
119,961 110,976
5.00%, 5/01/2053
(d)
154,795 150,393
5.00%, 5/01/2053
(d)
68,532 66,583
5.50%, 5/01/2053
(d)
485,171 480,943
4.50%, 6/01/2053
(d)
69,773 66,261
4.50%, 6/01/2053
(d)
34,744 33,146
4.50%, 6/01/2053
(d)
23,455 22,321
5.50%, 6/01/2053
(d)
66,738 66,153
5.50%, 6/01/2053
(d)
92,810 91,990
5.50%, 6/01/2053
(d)
45,905 45,543
6.00%, 6/01/2053
(d)
658,722 663,038
4.50%, 7/01/2053
(d)
241,861 229,686
5.00%, 7/01/2053
(d)
68,233 66,912
5.00%, 7/01/2053
(d)
22,666 22,047
5.00%, 7/01/2053
(d)
276,443 268,581
5.50%, 7/01/2053
(d)
494,664 490,293
5.50%, 7/01/2053
(d)
314,416 313,899
6.00%, 7/01/2053
(d)
454,094 457,069
6.00%, 7/01/2053
(d)
448,891 455,244
6.50%, 7/01/2053
(d)
987,220 1,007,594
5.00%, 8/01/2053
(d)
281,102 276,273
5.00%, 8/01/2053
(d)
93,842 91,275
6.00%, 8/01/2053
(d)
228,284 229,780

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association (continued)
4.50%, 9/01/2053
(d)
95,651 90,836
5.50%, 9/01/2053 397,097 393,538
6.00%, 9/01/2053
(d)
92,201 92,958
6.00%, 9/01/2053
(d)
358,782 361,771
6.50%, 9/01/2053
(d)
223,217 230,521
3.00%, 10/01/2053
(d)
144,923 124,942
5.50%, 10/01/2053
(d)
48,325 47,910
6.00%, 10/01/2053
(d)
460,284 463,301
6.00%, 10/01/2053
(d)
460,177 468,511
6.00%, 10/01/2053
(d)
277,388 279,699
6.50%, 10/01/2053
(d)
228,006 236,356
6.50%, 10/01/2053
(d)
230,468 236,807
5.00%, 11/01/2053
(d)
526,879 511,896
5.50%, 11/01/2053
(d)
272,649 273,216
5.50%, 11/01/2053
(d)
234,021 231,909
6.00%, 11/01/2053
(d)
698,816 703,395
6.50%, 11/01/2053
(d)
210,754 215,104
5.50%, 12/01/2053
(d)
1,622,770 1,608,026
6.00%, 12/01/2053
(d)
358,510 360,859
6.50%, 1/01/2054
(d)
829,018 846,127
6.50%, 1/01/2054
(d)
273,515 281,696
6.50%, 1/01/2054
(d)
21,795 22,285
7.00%, 1/01/2054
(d)
76,639 79,451
5.00%, 2/01/2054
(d)
96,219 94,009
6.50%, 2/01/2054
(d)
421,698 430,401
5.50%, 3/01/2054
(d)
71,625 71,445
4.00%, 4/01/2054
(d)
48,641 44,965
5.00%, 4/01/2054
(d)
1,495,375 1,452,849
5.50%, 4/01/2054
(d)
72,074 72,152
6.00%, 4/01/2054
(d)
91,856 92,452
6.00%, 5/01/2054
(d)
561,140 564,784
4.00%, 6/01/2054
(d)
97,806 90,412
5.50%, 6/01/2054
(d)
146,917 146,782
6.00%, 6/01/2054
(d)
735,238 740,013
6.00%, 7/01/2054
(d)
749,384 755,553
6.50%, 7/01/2054
(d)
47,942 49,382
6.50%, 7/01/2054
(d)
95,704 97,766
5.50%, 10/01/2054
(d)
497,082 497,617
2.00%, 11/15/2054
(d)(e)
550,000 436,013
2.50%, 11/15/2054
(e)
1,675,000 1,386,724
3.00%, 11/15/2054
(e)
1,700,000 1,463,312
3.50%, 11/15/2054
(d)(e)
2,725,000 2,436,815
4.00%, 11/15/2054
(d)(e)
2,550,000 2,356,889
4.50%, 11/15/2054
(d)(e)
1,450,000 1,376,856
5.00%, 11/15/2054
(d)(e)
1,375,000 1,335,576
5.50%, 11/15/2054
(d)(e)
4,225,000 4,183,772
6.00%, 11/15/2054
(e)
6,775,000 6,817,208
6.50%, 11/15/2054
(d)(e)
5,150,000 5,256,193
7.00%, 11/15/2054
(d)(e)
2,200,000 2,283,600
4.00%, 12/15/2054
(d)(e)
25,000 23,107
4.50%, 12/15/2054
(d)(e)
50,000 47,472
5.00%, 12/15/2054
(d)(e)
525,000 509,812
5.50%, 12/15/2054
(d)(e)
775,000 767,067
6.00%, 12/15/2054
(d)(e)
400,000 402,304
6.50%, 12/15/2054
(d)(e)
375,000 382,691
7.00%, 12/15/2054
(d)(e)
75,000 77,631

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Federal National Mortgage Association REMICs
Series 2017-M13, Class A2, 2.93%, 9/25/2027
(d)
202,197 194,219
Series 2022-M11, Class A2, 2.95%, 10/25/2027
(d)
165,931 159,380
Series 2018-M1, Class A2, 2.99%, 12/25/2027
(d)
32,251 30,970
Series 2019-M1, Class A2, 3.54%, 9/25/2028
(d)
20,919 20,250
Series 2019-M5, Class A2, 3.27%, 2/25/2029
(d)
38,114 36,396
Series 2019-M7, Class A2, 3.14%, 4/25/2029
(d)
15,606 14,760
Series 2019-M12, Class A2, 2.89%, 6/25/2029
(d)
97,805 91,465
Series 2019-M22, Class A2, 2.52%, 8/25/2029
(d)
35,460 32,578
Series 2020-M20, Class A2, 1.44%, 10/25/2029
(d)
200,000 172,475
Series 2020-M1, Class A1, 2.15%, 10/25/2029
(d)
15,199 14,568
Series 2020-M1, Class A2, 2.44%, 10/25/2029
(d)
200,000 181,658
Series 2019-M25, Class A2, 2.33%, 11/25/2029
(d)
730,633 661,243
Series 2020-M42, Class A2, 1.27%, 7/25/2030
(d)
1,350,000 1,126,684
Series 2018-M12, Class A2, 3.63%, 8/25/2030
(d)
750,000 713,061
Series 2018-M13, Class A2, 3.74%, 9/25/2030
(d)
7,424 7,097
Series 2021-M1G, Class A2, 1.47%, 11/25/2030
(d)
60,000 50,047
Series 2022-M3, Class A2, 1.71%, 11/25/2031
(d)
100,000 82,101
Series 2022-M13, Class A2, 2.59%, 6/25/2032
(d)
240,000 208,456
Series 2021-M13, Class 2A1, 1.49%, 11/25/2032
(d)
71,085 65,531
Series 2023-M8, Class A2, 4.47%, 3/25/2033
(d)
500,000 492,408
Government National Mortgage Association II
3.50%, 10/20/2026 6,561 6,480
2.50%, 12/20/2037 32,935 30,215
5.00%, 9/20/2039 56,235 56,550
4.50%, 2/20/2040 24,460 23,993
4.00%, 10/20/2040 15,937 15,291
5.00%, 10/20/2040 19,186 19,279
4.00%, 11/20/2040 42,471 40,751
4.50%, 1/20/2041 11,176 10,962
4.50%, 9/20/2041 21,587 21,170
4.00%, 11/20/2041 14,818 14,206
3.00%, 6/20/2042 17,691 15,908
3.00%, 8/20/2042 42,888 38,431
2.50%, 2/20/2043 212,337 183,110
3.50%, 2/20/2043 35,321 32,686
3.50%, 3/20/2043 26,397 24,369
3.00%, 4/20/2043 55,494 49,709
3.50%, 7/20/2043 70,710 65,278
4.00%, 6/20/2044 1,376,928 1,309,463
3.50%, 9/20/2044 152,756 140,582
4.00%, 11/20/2044 176,116 167,487
4.50%, 1/20/2045 21,655 21,121
3.50%, 2/20/2045 27,215 25,046
3.50%, 6/20/2045 205,277 187,918
3.00%, 8/20/2045 243,789 217,097
3.50%, 11/20/2045 187,024 171,209
3.50%, 12/20/2045 36,668 33,567
3.50%, 3/20/2046 191,301 175,124
4.00%, 3/20/2046 86,111 81,718
3.00%, 4/20/2046 34,243 30,387
3.00%, 6/20/2046 410,516 364,291
3.50%, 6/20/2046 68,502 62,710
4.00%, 6/20/2046 104,197 98,290
3.00%, 9/20/2046 165,870 147,192
2.50%, 10/20/2046 7,701 6,633
3.00%, 10/20/2046 169,161 149,951

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Government National Mortgage Association II (continued)
3.00%, 11/20/2046 372,325 330,399
3.50%, 11/20/2046 73,247 66,974
2.50%, 12/20/2046 127,938 110,198
3.00%, 12/20/2046 92,389 81,986
3.00%, 1/20/2047 72,120 63,999
4.00%, 1/20/2047 90,122 85,012
3.00%, 2/20/2047 328,564 291,567
3.50%, 2/20/2047 281,396 257,294
4.00%, 2/20/2047 59,769 56,380
3.00%, 5/20/2047 60,804 53,907
3.50%, 5/20/2047 99,620 90,884
4.00%, 8/20/2047 156,858 147,838
4.50%, 9/20/2047 27,279 26,381
3.00%, 10/20/2047 8,944 7,930
3.00%, 1/20/2048 394,332 349,606
3.50%, 1/20/2048 342,079 312,082
3.50%, 2/20/2048 132,561 120,937
4.50%, 3/20/2048 146,488 141,666
4.00%, 4/20/2048 286,342 269,343
3.50%, 5/20/2048 123,710 112,862
4.50%, 5/20/2048 118,882 114,968
4.50%, 6/20/2048 74,379 71,879
5.00%, 6/20/2048 61,741 60,916
4.00%, 7/20/2048 10,439 9,834
4.00%, 9/20/2048 10,866 10,225
3.50%, 10/20/2048 1,279,123 1,166,500
4.00%, 11/20/2048 31,940 30,054
4.50%, 11/20/2048 79,518 76,845
5.00%, 12/20/2048 34,136 33,681
3.50%, 1/20/2049 88,851 81,137
4.50%, 1/20/2049 20,057 19,350
3.50%, 2/20/2049 193,304 176,285
4.00%, 2/20/2049 1,360,189 1,279,443
4.50%, 2/20/2049 1,285,021 1,241,826
5.00%, 2/20/2049 28,893 28,508
3.50%, 3/20/2049 18,871 17,210
4.00%, 3/20/2049 71,398 67,159
3.50%, 4/20/2049 459,180 418,750
4.00%, 5/20/2049 45,622 42,875
3.00%, 6/20/2049 3,025,375 2,682,232
3.00%, 7/20/2049 1,410,271 1,246,948
3.00%, 8/20/2049 29,210 25,803
3.50%, 9/20/2049 158,199 143,874
4.00%, 9/20/2049 139,183 130,803
3.00%, 10/20/2049 150,489 132,852
4.50%, 10/20/2049 66,476 64,242
2.50%, 11/20/2049 1,351,238 1,153,338
3.50%, 11/20/2049 301,510 274,207
2.50%, 12/20/2049 70,959 60,542
3.50%, 12/20/2049 38,663 35,162
3.00%, 1/20/2050 599,204 528,476
3.50%, 1/20/2050 27,255 24,787
3.00%, 2/20/2050 323,510 285,234
3.50%, 4/20/2050 72,153 65,620
2.00%, 5/20/2050 280,319 229,379
3.50%, 5/20/2050 58,523 53,224

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Government National Mortgage Association II (continued)
4.00%, 5/20/2050 11,913 11,202
5.00%, 5/20/2050 25,496 25,451
2.50%, 6/20/2050 585,166 497,967
2.50%, 7/20/2050 506,836 431,153
3.00%, 7/20/2050 49,982 44,018
3.50%, 7/20/2050 1,220,101 1,109,616
2.00%, 8/20/2050 827,322 676,470
3.00%, 8/20/2050 27,045 23,811
4.00%, 8/20/2050 72,171 67,859
4.50%, 8/20/2050 16,788 16,224
2.50%, 9/20/2050 486,771 413,783
4.50%, 9/20/2050 13,843 13,377
2.00%, 10/20/2050 220,959 180,601
2.50%, 10/20/2050 3,582,860 3,044,524
2.00%, 11/20/2050 2,732,400 2,232,911
3.00%, 11/20/2050 1,644,344 1,447,314
3.50%, 11/20/2050 19,048 17,323
2.00%, 12/20/2050 298,513 243,898
2.50%, 12/20/2050 422,212 358,512
3.50%, 12/20/2050 10,366 9,421
2.00%, 1/20/2051 3,398,518 2,776,210
2.50%, 1/20/2051 241,053 204,611
3.00%, 1/20/2051 457,167 402,162
1.50%, 2/20/2051 71,593 56,346
2.50%, 2/20/2051 209,739 178,252
3.00%, 2/20/2051 166,339 146,285
2.00%, 3/20/2051 1,046,333 854,991
2.50%, 3/20/2051 430,037 365,412
4.00%, 3/20/2051 44,760 42,086
2.00%, 4/20/2051 121,095 98,941
2.50%, 4/20/2051 279,731 237,407
3.50%, 4/20/2051 87,651 79,605
2.00%, 5/20/2051 371,395 303,421
2.50%, 5/20/2051 334,329 283,719
2.00%, 6/20/2051 1,701,268 1,389,763
2.50%, 6/20/2051 1,642,757 1,395,125
2.00%, 7/20/2051 166,278 135,819
2.50%, 7/20/2051 18,145 15,407
3.50%, 7/20/2051 81,453 73,924
2.00%, 8/20/2051 724,244 591,522
2.50%, 8/20/2051 407,504 345,951
2.00%, 9/20/2051 1,139,041 930,216
2.50%, 9/20/2051 779,815 661,903
3.00%, 9/20/2051 2,179,273 1,914,016
2.00%, 10/20/2051 646,815 528,182
2.50%, 10/20/2051 3,823,988 3,245,188
3.50%, 10/20/2051 365,688 331,131
2.00%, 11/20/2051 1,372,822 1,120,925
2.50%, 11/20/2051 390,592 331,412
3.00%, 11/20/2051 311,176 273,204
2.00%, 12/20/2051 4,453,280 3,635,811
2.50%, 12/20/2051 237,384 201,417
3.00%, 12/20/2051 166,155 145,854
2.00%, 1/20/2052 2,372,084 1,936,467
2.50%, 1/20/2052 4,639,796 3,936,080
3.00%, 1/20/2052 1,120,524 983,443

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Government National Mortgage Association II (continued)
3.50%, 1/20/2052 498,665 451,302
2.50%, 2/20/2052 1,713,418 1,453,280
3.50%, 2/20/2052 445,985 403,590
2.00%, 3/20/2052 335,473 273,645
2.50%, 3/20/2052 878,545 745,654
3.00%, 3/20/2052 1,214,569 1,065,577
2.00%, 4/20/2052 247,194 201,636
3.00%, 4/20/2052 227,783 199,841
3.50%, 4/20/2052 492,649 445,465
2.50%, 5/20/2052 632,330 536,049
3.00%, 5/20/2052 168,092 147,472
3.50%, 5/20/2052 383,543 346,779
2.00%, 6/20/2052 657,402 536,242
2.50%, 6/20/2052 28,968 24,558
3.00%, 6/20/2052 156,124 136,972
4.00%, 6/20/2052 149,134 138,936
3.00%, 7/20/2052 415,339 364,389
3.50%, 7/20/2052 558,860 505,204
4.50%, 7/20/2052 363,588 347,468
5.00%, 7/20/2052 113,569 111,142
3.00%, 8/20/2052 143,706 126,077
3.50%, 8/20/2052 2,671,647 2,415,352
4.00%, 8/20/2052 196,181 182,765
4.50%, 8/20/2052 469,748 448,921
3.50%, 9/20/2052 87,333 78,941
4.00%, 9/20/2052 241,312 224,811
4.50%, 9/20/2052 282,209 269,697
5.50%, 9/20/2052 120,345 119,939
4.00%, 10/20/2052 110,960 103,373
4.50%, 10/20/2052 206,843 197,672
5.00%, 10/20/2052 34,366 33,631
3.00%, 11/20/2052 30,319 26,605
4.00%, 11/20/2052 156,267 145,581
4.50%, 11/20/2052 22,217 21,232
4.00%, 12/20/2052 309,387 288,230
6.50%, 12/20/2052 58,183 59,215
5.00%, 1/20/2053 220,507 215,795
5.50%, 1/20/2053 147,199 146,826
3.50%, 2/20/2053 43,572 39,554
4.50%, 2/20/2053 468,684 447,905
5.00%, 2/20/2053 2,664,148 2,607,216
5.50%, 2/20/2053 844,733 842,289
4.50%, 3/20/2053 423,482 404,707
3.00%, 4/20/2053 42,560 37,524
4.00%, 4/20/2053 92,111 85,813
4.50%, 4/20/2053 230,831 220,400
5.50%, 4/20/2053 177,833 177,045
3.50%, 5/20/2053 57,123 51,897
4.00%, 5/20/2053 32,344 30,132
5.50%, 5/20/2053 66,922 66,625
6.50%, 5/20/2053 95,811 97,326
3.50%, 6/20/2053 233,638 212,243
4.00%, 6/20/2053 70,011 65,224
4.50%, 6/20/2053 70,490 67,305
5.00%, 6/20/2053 107,433 104,996
4.00%, 7/20/2053 319,203 297,375

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.5% (continued)
Government National Mortgage Association II (continued)
4.50%, 7/20/2053 189,588 181,022
5.00%, 7/20/2053 437,242 427,324
5.50%, 7/20/2053 203,467 202,565
3.50%, 8/20/2053 67,611 61,488
4.00%, 8/20/2053 1,964,355 1,830,030
4.50%, 8/20/2053 800,600 764,424
5.00%, 8/20/2053 949,021 927,495
4.00%, 9/20/2053 235,140 219,061
5.00%, 9/20/2053 521,574 509,744
4.00%, 10/20/2053 165,235 154,102
5.00%, 10/20/2053 192,694 188,323
5.50%, 10/20/2053 2,145,738 2,136,227
3.50%, 11/20/2053 70,174 63,779
4.00%, 11/20/2053 445,706 415,228
6.00%, 11/20/2053 2,183,306 2,202,478
5.00%, 12/20/2053 97,586 95,373
5.50%, 12/20/2053 46,997 46,789
6.50%, 12/20/2053 170,320 173,012
5.00%, 1/20/2054 24,242 23,693
6.00%, 1/20/2054 881,417 889,157
4.50%, 2/20/2054 269,815 257,623
5.50%, 2/20/2054 1,063,512 1,057,812
6.00%, 3/20/2054 622,550 627,481
4.50%, 4/20/2054 113,640 108,432
5.00%, 4/20/2054 98,722 96,431
4.00%, 5/20/2054 371,098 345,358
4.50%, 5/20/2054 34,686 33,097
5.50%, 5/20/2054 717,153 713,529
5.00%, 6/20/2054 198,504 193,899
6.00%, 6/20/2054 49,486 49,878
6.50%, 6/20/2054 1,086,647 1,106,517
6.50%, 7/20/2054 173,377 176,547
6.00%, 8/20/2054 273,696 275,864
3.00%, 11/15/2054
(e)
1,225,000 1,074,445
3.50%, 11/15/2054
(e)
1,550,000 1,400,268
4.50%, 11/15/2054
(e)
2,550,000 2,433,197
5.00%, 11/15/2054
(e)
2,975,000 2,904,495
5.50%, 11/15/2054
(e)
4,075,000 4,050,958
6.00%, 11/15/2054
(e)
3,575,000 3,600,061
6.50%, 11/15/2054
(e)
2,150,000 2,185,432
7.00%, 11/15/2054
(e)
1,150,000 1,175,967
4.50%, 12/15/2054
(e)
150,000 143,144
5.00%, 12/15/2054
(e)
425,000 414,595
5.50%, 12/15/2054
(e)
700,000 695,052
6.00%, 12/15/2054
(e)
375,000 377,059
6.50%, 12/15/2054
(e)
175,000 177,730
7.00%, 12/15/2054
(e)
25,000 25,573
Tennessee Valley Authority
3.88%, 3/15/2028 550,000 544,870
7.13%, 5/01/2030 150,000 169,976
Series B, 4.70%, 7/15/2033 307,000 309,562
5.25%, 9/15/2039 210,000 218,792
4.25%, 9/15/2065 300,000 256,730
Total U.S. Government Agencies (cost $544,428,034) 529,046,809

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 43.4%
U.S. Treasury Bonds
6.00%, 2/15/2026
(a)
1,215,000 1,239,917
4.50%, 2/15/2036
(a)
4,250,000 4,358,906
4.38%, 11/15/2039 1,260,000 1,252,519
1.13%, 5/15/2040 1,295,000 807,959
4.38%, 5/15/2040 20,000 19,853
1.13%, 8/15/2040 2,185,000 1,350,945
3.88%, 8/15/2040 1,789,600 1,672,157
1.38%, 11/15/2040 5,635,000 3,616,085
4.25%, 11/15/2040 1,088,100 1,062,428
1.88%, 2/15/2041 7,965,000 5,528,208
2.25%, 5/15/2041 6,769,600 4,973,540
4.38%, 5/15/2041 2,390,000 2,364,606
1.75%, 8/15/2041 4,044,000 2,712,639
3.75%, 8/15/2041 155,000 141,510
2.00%, 11/15/2041 3,062,000 2,130,961
3.13%, 11/15/2041 345,000 288,345
2.38%, 2/15/2042 5,850,000 4,309,805
3.13%, 2/15/2042 1,215,000 1,009,969
3.00%, 5/15/2042 1,845,000 1,497,621
3.25%, 5/15/2042 5,505,000 4,632,802
2.75%, 8/15/2042 457,000 355,532
3.38%, 8/15/2042 5,330,000 4,555,484
2.75%, 11/15/2042 508,000 393,541
4.00%, 11/15/2042 5,465,000 5,096,112
3.13%, 2/15/2043 135,000 110,595
3.88%, 2/15/2043 5,100,000 4,664,109
2.88%, 5/15/2043 2,611,800 2,049,039
3.88%, 5/15/2043 108,000 98,516
3.63%, 8/15/2043 59,000 51,772
4.38%, 8/15/2043 3,168,000 3,089,790
3.75%, 11/15/2043 614,600 548,050
4.75%, 11/15/2043 428,800 438,917
3.63%, 2/15/2044 1,150,000 1,004,812
4.50%, 2/15/2044 2,630,000 2,602,056
3.38%, 5/15/2044 2,345,000 1,971,266
4.63%, 5/15/2044 610,000 613,050
3.13%, 8/15/2044 1,400,000 1,127,656
4.13%, 8/15/2044
(a)
992,000 931,395
3.00%, 11/15/2044 2,285,000 1,800,152
2.50%, 2/15/2045 3,732,300 2,686,673
3.00%, 5/15/2045 980,000 768,994
2.50%, 2/15/2046 5,725,000 4,076,379
2.50%, 5/15/2046 5,855,000 4,154,305
2.25%, 8/15/2046 5,875,000 3,956,445
3.00%, 2/15/2047 1,765,000 1,364,014
3.00%, 5/15/2047 957,000 738,535
2.75%, 8/15/2047 665,000 488,983
2.75%, 11/15/2047 1,420,000 1,042,369
3.00%, 2/15/2048 1,231,000 944,600
3.13%, 5/15/2048 200,000 156,781
3.00%, 8/15/2048 2,675,000 2,045,957
3.38%, 11/15/2048 302,000 247,074
3.00%, 2/15/2049 895,000 682,717
2.88%, 5/15/2049 4,725,000 3,517,910
2.25%, 8/15/2049 3,755,000 2,447,791
2.38%, 11/15/2049 4,265,000 2,855,551

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 43.4% (continued)
U.S. Treasury Bonds (continued)
2.00%, 2/15/2050 4,183,000 2,566,009
1.25%, 5/15/2050 458,700 230,425
1.38%, 8/15/2050 6,195,000 3,203,009
1.63%, 11/15/2050 4,225,000 2,334,973
1.88%, 2/15/2051 10,483,000 6,176,780
2.38%, 5/15/2051 765,000 508,247
2.00%, 8/15/2051 4,000,000 2,421,875
1.88%, 11/15/2051 7,745,000 4,533,245
2.25%, 2/15/2052 8,654,900 5,556,716
2.88%, 5/15/2052 1,980,300 1,462,947
3.00%, 8/15/2052 2,208,700 1,675,161
4.00%, 11/15/2052 4,450,000 4,088,437
3.63%, 2/15/2053 5,600,000 4,805,500
3.63%, 5/15/2053
(a)
6,115,000 5,252,212
4.13%, 8/15/2053 4,940,000 4,642,056
4.75%, 11/15/2053 500,000 521,328
4.25%, 2/15/2054 3,740,000 3,595,659
4.63%, 5/15/2054 5,750,000 5,883,867
4.25%, 8/15/2054 5,515,000 5,306,464
U.S. Treasury Notes
2.25%, 11/15/2025 4,215,000 4,126,419
4.50%, 11/15/2025
(a)
7,700,000 7,713,836
0.38%, 11/30/2025 2,425,000 2,324,685
2.88%, 11/30/2025 315,100 310,324
4.88%, 11/30/2025
(a)
8,071,000 8,117,030
4.00%, 12/15/2025 1,465,000 1,460,136
0.38%, 12/31/2025 1,895,000 1,811,354
2.63%, 12/31/2025 450,000 441,562
4.25%, 12/31/2025 3,696,000 3,693,690
3.88%, 1/15/2026 5,390,000 5,365,577
0.38%, 1/31/2026 8,120,000 7,739,375
2.63%, 1/31/2026 325,000 318,576
4.25%, 1/31/2026 4,035,000 4,034,212
1.63%, 2/15/2026
(a)
5,737,500 5,550,135
4.00%, 2/15/2026
(a)
4,800,500 4,785,874
0.50%, 2/28/2026 5,042,300 4,798,654
2.50%, 2/28/2026 1,536,100 1,501,898
4.63%, 2/28/2026 3,065,000 3,078,649
4.63%, 3/15/2026 900,000 904,535
0.75%, 3/31/2026
(a)
4,673,000 4,451,215
2.25%, 3/31/2026 580,000 564,322
4.50%, 3/31/2026 4,650,000 4,666,166
3.75%, 4/15/2026 3,620,000 3,596,244
0.75%, 4/30/2026 5,760,000 5,471,550
2.38%, 4/30/2026 140,000 136,303
4.88%, 4/30/2026 4,525,000 4,567,422
1.63%, 5/15/2026 1,548,200 1,488,993
3.63%, 5/15/2026 4,170,000 4,133,350
0.75%, 5/31/2026 4,579,200 4,338,434
2.13%, 5/31/2026 183,600 177,805
4.88%, 5/31/2026 4,810,000 4,857,536
4.13%, 6/15/2026 905,600 904,362
0.88%, 6/30/2026 6,065,100 5,743,365
1.88%, 6/30/2026 321,600 309,716
4.63%, 6/30/2026 3,950,000 3,976,385
4.50%, 7/15/2026 725,000 728,568

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 43.4% (continued)
U.S. Treasury Notes (continued)
0.63%, 7/31/2026 5,035,000 4,734,867
4.38%, 7/31/2026 3,090,000 3,099,294
1.50%, 8/15/2026 2,680,900 2,558,270
4.38%, 8/15/2026 5,105,000 5,121,751
0.75%, 8/31/2026 2,450,000 2,303,191
1.38%, 8/31/2026 1,030,000 979,546
3.75%, 8/31/2026 6,955,000 6,902,566
4.63%, 9/15/2026 2,110,000 2,126,979
0.88%, 9/30/2026
(a)
2,363,400 2,221,596
1.63%, 9/30/2026
(a)
1,825,800 1,741,785
3.50%, 9/30/2026 6,750,000 6,667,998
4.63%, 10/15/2026 3,600,200 3,630,999
1.13%, 10/31/2026 5,920,000 5,578,444
1.63%, 10/31/2026
(a)
4,665,000 4,441,408
4.13%, 10/31/2026 4,860,000 4,856,773
2.00%, 11/15/2026 6,221,300 5,963,213
4.63%, 11/15/2026 4,839,000 4,882,097
1.25%, 11/30/2026 3,570,700 3,365,664
1.63%, 11/30/2026 375,000 356,250
4.38%, 12/15/2026 2,542,000 2,553,518
1.25%, 12/31/2026 2,385,700 2,244,608
1.75%, 12/31/2026
(a)
488,800 464,895
4.00%, 1/15/2027 4,143,000 4,130,377
1.50%, 1/31/2027 6,505,000 6,139,094
2.25%, 2/15/2027 1,085,700 1,041,000
4.13%, 2/15/2027 3,485,000 3,483,366
1.88%, 2/28/2027 1,220,100 1,159,190
4.25%, 3/15/2027 1,505,000 1,509,115
0.63%, 3/31/2027 2,675,700 2,462,271
2.50%, 3/31/2027 836,800 806,074
4.50%, 4/15/2027
(a)
3,200,000 3,227,000
0.50%, 4/30/2027 1,826,500 1,670,249
2.75%, 4/30/2027 6,000,000 5,805,000
2.38%, 5/15/2027
(a)
5,846,100 5,599,468
0.50%, 5/31/2027 1,650,000 1,504,207
2.63%, 5/31/2027 4,700,000 4,528,156
4.63%, 6/15/2027 2,815,000 2,849,748
0.50%, 6/30/2027 2,936,700 2,669,414
3.25%, 6/30/2027 3,000,000 2,934,609
4.38%, 7/15/2027 3,470,000 3,491,688
0.38%, 7/31/2027 4,429,700 4,000,573
2.75%, 7/31/2027 5,460,000 5,265,061
2.25%, 8/15/2027 5,255,000 4,995,945
3.75%, 8/15/2027 4,295,000 4,252,721
0.50%, 8/31/2027 1,660,000 1,500,225
3.13%, 8/31/2027 3,095,000 3,012,305
3.38%, 9/15/2027 4,390,000 4,303,229
0.38%, 9/30/2027 2,170,000 1,947,745
4.13%, 9/30/2027 4,072,000 4,072,954
3.88%, 10/15/2027 4,085,000 4,057,235
0.50%, 10/31/2027 5,475,000 4,918,518
4.13%, 10/31/2027
(a)
2,705,000 2,705,211
2.25%, 11/15/2027 1,125,000 1,064,707
0.63%, 11/30/2027 2,130,000 1,915,170
3.88%, 11/30/2027 4,355,700 4,323,713
0.63%, 12/31/2027 4,045,800 3,627,313

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 43.4% (continued)
U.S. Treasury Notes (continued)
3.88%, 12/31/2027 786,700 780,800
0.75%, 1/31/2028 7,046,800 6,325,054
3.50%, 1/31/2028 2,807,900 2,753,936
2.75%, 2/15/2028 5,780,000 5,532,995
1.13%, 2/29/2028 5,310,600 4,815,221
4.00%, 2/29/2028 7,144,600 7,113,901
1.25%, 3/31/2028 1,374,300 1,248,466
3.63%, 3/31/2028 6,000,000 5,902,969
1.25%, 4/30/2028 2,312,700 2,096,426
3.50%, 4/30/2028 1,892,800 1,853,317
2.88%, 5/15/2028 1,768,100 1,693,923
1.25%, 5/31/2028 6,105,000 5,520,255
3.63%, 5/31/2028 1,554,800 1,527,834
1.25%, 6/30/2028 4,315,800 3,892,986
4.00%, 6/30/2028 1,804,800 1,795,917
1.00%, 7/31/2028 5,129,300 4,571,889
4.13%, 7/31/2028 8,096,800 8,087,312
2.88%, 8/15/2028 1,234,000 1,178,759
1.13%, 8/31/2028 3,239,600 2,894,380
4.38%, 8/31/2028 3,350,000 3,374,863
1.25%, 9/30/2028 4,081,400 3,656,042
4.63%, 9/30/2028 1,100,000 1,118,219
1.38%, 10/31/2028 3,211,200 2,884,310
4.88%, 10/31/2028 3,573,900 3,666,598
3.13%, 11/15/2028 5,025,000 4,832,244
1.50%, 11/30/2028 7,080,000 6,378,637
4.38%, 11/30/2028 2,370,000 2,388,516
1.38%, 12/31/2028
(a)
5,280,200 4,723,304
3.75%, 12/31/2028 8,895,000 8,754,626
1.75%, 1/31/2029 3,415,500 3,096,364
4.00%, 1/31/2029 3,395,000 3,373,516
2.63%, 2/15/2029 2,285,700 2,148,737
1.88%, 2/28/2029 3,449,800 3,139,318
2.38%, 3/31/2029 900,000 835,453
4.13%, 3/31/2029 3,040,000 3,035,725
2.88%, 4/30/2029 5,302,700 5,024,308
4.63%, 4/30/2029 5,100,000 5,197,617
2.38%, 5/15/2029 3,230,000 2,994,059
2.75%, 5/31/2029 4,920,000 4,630,950
4.50%, 5/31/2029 5,885,000 5,970,516
3.25%, 6/30/2029 3,585,400 3,446,466
4.25%, 6/30/2029 4,750,000 4,767,070
2.63%, 7/31/2029 1,835,000 1,714,578
4.00%, 7/31/2029 3,845,000 3,820,068
3.13%, 8/31/2029 5,250,000 5,012,930
3.63%, 8/31/2029 6,960,000 6,804,488
3.50%, 9/30/2029
(a)
2,835,000 2,754,158
3.88%, 9/30/2029 620,900 612,848
4.00%, 10/31/2029 2,079,800 2,064,039
4.13%, 10/31/2029 4,930,000 4,925,378
1.75%, 11/15/2029
(a)
1,950,000 1,741,441
3.88%, 11/30/2029 148,600 146,626
3.88%, 12/31/2029 6,980,000 6,884,025
3.50%, 1/31/2030 5,210,000 5,045,559
1.50%, 2/15/2030 6,612,700 5,777,330
4.00%, 2/28/2030 4,650,000 4,612,219

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 43.4% (continued)
U.S. Treasury Notes (continued)
3.63%, 3/31/2030 5,600,000 5,450,375
3.50%, 4/30/2030 2,425,000 2,344,482
0.63%, 5/15/2030 7,760,000 6,404,425
3.75%, 5/31/2030 675,000 660,498
3.75%, 6/30/2030 5,300,000 5,184,063
4.00%, 7/31/2030 842,000 833,909
0.63%, 8/15/2030 10,030,000 8,203,443
4.13%, 8/31/2030 930,300 926,811
4.63%, 9/30/2030 1,548,500 1,582,978
4.88%, 10/31/2030
(a)
1,147,800 1,188,601
0.88%, 11/15/2030 6,365,000 5,254,606
4.38%, 11/30/2030 40,400 40,766
3.75%, 12/31/2030 4,771,000 4,653,216
4.00%, 1/31/2031 4,795,000 4,739,932
1.13%, 2/15/2031 1,010,000 841,535
4.25%, 2/28/2031
(a)
1,915,100 1,918,840
4.13%, 3/31/2031 3,450,000 3,431,941
4.63%, 4/30/2031 7,550,000 7,722,824
1.63%, 5/15/2031 3,515,000 2,997,636
4.63%, 5/31/2031 3,100,000 3,170,234
4.25%, 6/30/2031 2,210,000 2,213,108
4.13%, 7/31/2031 4,180,000 4,155,834
1.25%, 8/15/2031 3,905,900 3,225,419
3.75%, 8/31/2031
(a)
3,340,000 3,246,063
4.13%, 10/31/2031 3,100,000 3,082,563
1.38%, 11/15/2031 6,600,000 5,459,437
1.88%, 2/15/2032 6,815,000 5,809,788
2.88%, 5/15/2032 6,940,000 6,329,497
2.75%, 8/15/2032 9,520,000 8,579,900
4.13%, 11/15/2032 4,520,000 4,486,100
3.50%, 2/15/2033 10,768,400 10,201,376
3.38%, 5/15/2033 10,480,000 9,818,450
3.88%, 8/15/2033 9,500,000 9,226,875
4.50%, 11/15/2033 6,285,000 6,391,059
4.00%, 2/15/2034 6,945,000 6,796,334
4.38%, 5/15/2034 8,405,000 8,466,724
3.88%, 8/15/2034
(a)
10,500,000 10,158,750
Total U.S. Treasury Government Securities (cost $880,733,056) 865,507,104
Shares
Investment Companies – 3.1%
Registered Investment Companies – 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(f)(g)
(cost $61,053,551) 61,053,551 61,053,551
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(f)(g)
(cost $5,539,116) 5,539,116 5,539,116
Total Investments Before TBA Sale Commitments  (cost $2,086,110,210) 102.5% 2,043,813,958

See Notes to Financial Statements
TBA Sale Commitments – ( 0.0% )
Principal
Amount ($) Value ($)
Federal National Mortgage Association
(h)
2.50%, 12/15/2039
(d)
25,000 (22,845)
1.50%, 12/15/2054
(d)
175,000 (132,269)
Government National Mortgage Association II
,
4.00%, 12/15/2054
(h)
50,000 (46,544)
Total TBA Sale Commitments (proceeds$(201,213)) (201,658)
Total Investments (cost net of proceeds $2,085,908,997) 102.5% 2,043,612,300
Liabilities, Less Cash and Receivables (2.5)% (49,659,838)
Net Assets 100.0% 1,993,952,462
GO—General Obligation
RB—Revenue Bond
REIT—Real Estate Investment Trust
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $81,494,822 and the value of the collateral was $85,506,974, consisting of cash collateral of $5,539,116 and U.S. Government & Agency securities valued at $79,967,858. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities were valued at $3,392,486 or 0.17% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with
FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of October 31, 2024.
(h)
Sales on a forward commitment basis.
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 3.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 13,640,121 268,499,394 (221,085,964) 61,053,551 2,155,727
Investment of Cash Collateral for Securities Loaned – 0.3%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 2,568,411 86,571,579 (83,600,874) 5,539,116 101,869
2
Total – 3.4% 16,208,532 355,070,973 (304,686,838) 66,592,667 2,257,596
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
See Notes to Financial Statements
36
BNY Mellon US
Large Cap Core
Equity ETF
BNY Mellon US
Mid Cap Core
Equity ETF
BNY Mellon US
Small Cap Core
Equity ETF
Assets ($):
Investments in securities—See Statement
s
of Investments
†
(including
securities on loan)
††
—Note 2(c): – – –
Unaffiliated issuers 2,876,034,121 509,531,512 119,919,005
Affiliated issuers 1,795,643 4,751,056 2,681,812
Cash collateral held by broker—Note 4 525,000 274,000 68,000
Dividends receivable 1,489,204 148,988 35,690
Tax reclaim receivable—Note 2(b) 14,618 3,591 —
Securities lending income receivable 1,446 4,606 3,263
Receivable for shares of Beneficial Interest subscribed — 6,891 —
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 191 — —
2,879,860,223 514,720,644 122,707,770
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 17,736 4,123
Liability for securities on loan—Note 2(c) 147,604 3,924,945 2,425,043
Payable for futures variation margin—Note 4 62,425 12,540 5,805
Payable for shares of Beneficial Interest redeemed 7,176 — —
217,205 3,955,221 2,434,971
Net Assets ($) 2,879,643,018 510,765,423 120,272,799
Composition of Net Assets ($):
Paid-in capital 2,320,247,641 470,622,853 126,232,854
Total distributable earnings (loss) 559,395,377 40,142,570 (5,960,055)
Net Assets ($) 2,879,643,018 510,765,423 120,272,799
Shares outstanding no par value (unlimited shares authorized): 26,570,000 5,050,000 1,210,000
Net asset value per share 108.38 101.14 99.40
Market price per share 108.30 101.27 99.56
†
Investments at cost ($)
Unaffiliated issuers 2,270,990,302 434,574,951 106,149,235
Affiliated issuers 1,795,643 4,751,056 2,681,812
††
Value of securities on loan ($) 6,296,967 19,168,233 5,516,544

See Notes to Financial Statements
BNY Mellon
International
Equity ETF
BNY Mellon
Emerging Markets
Equity ETF
BNY Mellon Core
Bond ETF
Assets ($):
Investments in securities—See Statement
s
of Investments
†
(including
securities on loan)
††
—Note 2(c): – – –
Unaffiliated issuers 721,061,834 120,360,305 1,977,221,291
Affiliated issuers 706,806 499,870 66,592,667
Cash denominated in foreign currency
†††
433,072 81,213 —
Cash collateral held by broker—Note 4 169,000 9,000 —
Dividends receivable 1,642,017 102,556 245,261
Tax reclaim receivable—Note 2(b) 1,374,586 1,679 —
Securities lending income receivable 439 842 14,477
Interest receivable — — 14,946,503
Receivable for investment securities sold—TBA — — 5,603,099
Receivable for investment securities sold — — 17,479,934
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — — 5,081
725,387,754 121,055,465 2,082,108,313
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 24,545 10,932 —
TBA sale commitments at value—Note 4
††††
— — 201,658
Liability for securities on loan—Note 2(c) 399,531 417,578 5,539,116
Payable for futures variation margin—Note 4 14,641 1,040 —
Payable for investment securities purchased — — 22,144,685
Payable for investment securities purchased—TBA — — 60,270,392
Payable for foreign capital gains tax—Note 2(b) — 903,249 —
438,717 1,332,799 88,155,851
Net Assets ($) 724,949,037 119,722,666 1,993,952,462
Composition of Net Assets ($):
Paid-in capital 662,020,012 113,472,729 2,048,610,232
Total distributable earnings (loss) 62,929,025 6,249,937 (54,657,770)
Net Assets ($) 724,949,037 119,722,666 1,993,952,462
Shares outstanding no par value (unlimited shares authorized): 9,700,000 1,950,000 47,550,000
Net asset value per share 74.74 61.40 41.93
Market price per share 75.09 61.33 41.95
†
Investments at cost ($)
Unaffiliated issuers 634,269,884 105,843,727 2,019,517,543
Affiliated issuers 706,806 499,870 66,592,667
††
Value of securities on loan ($) 3,001,064 446,148 81,494,822
†††
Cash denominated in foreign currency (cost) ($) 436,104 71,642 —
††††
TBA sale commitments proceeds ($) — — 201,213

STATEMENTS OF OPERATIONS
Year Ended October 31, 2024
See Notes to Financial Statements
BNY Mellon US
Large Cap Core
Equity ETF
BNY Mellon US
Mid Cap Core
Equity ETF
BNY Mellon US
Small Cap Core
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
32,337,454 7,056,197 1,700,262
Affiliated issuers 252,543 70,677 19,819
Interest 11,451 5,926 1,450
Income from securities lending—Note 2(c) 55,381 117,839 42,617
Total Income 32,656,829 7,250,639 1,764,148
Expenses:
Management fee—Note 3(a) — 190,783 44,947
Total Expenses — 190,783 44,947
Net Investment Income 32,656,829 7,059,856 1,719,201
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (42,485,255) (23,837,098) (8,250,944)
Net realized gain (loss) on in-kind redemptions 138,958,436 47,631,334 9,612,891
Net realized gain (loss) on futures 1,601,370 403,770 108,935
Net realized gain (loss) 98,074,551 24,198,006 1,470,882
Net change in unrealized appreciation (depreciation) on investments 569,622,945 112,891,623 27,345,001
Net change in unrealized appreciation (depreciation) on futures 106,832 33,822 5,766
Net change in unrealized appreciation (depreciation) 569,729,777 112,925,445 27,350,767
Net Realized and Unrealized Gain (Loss) on Investments 667,804,328 137,123,451 28,821,649
Net Increase (Decrease) in Net Assets Resulting from Operations 700,461,157 144,183,307 30,540,850
†
Net of foreign taxes withheld at source ($) 148 9,186 1,310

See Notes to Financial Statements
BNY Mellon
International
Equity ETF
BNY Mellon
Emerging Markets
Equity ETF
BNY Mellon Core
Bond ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
17,973,982 2,496,316 —
Affiliated issuers 48,323 14,867 2,155,727
Interest 3,646 1,146 68,557,308
Income from securities lending—Note 2(c) 7,612 5,735 101,869
Total Income 18,033,563 2,518,064 70,814,904
Expenses:
Management fee—Note 3(a) 246,736 106,944 —
Total Expenses 246,736 106,944 —
Net Investment Income 17,786,827 2,411,120 70,814,904
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (11,066,931) (3,356,141) (8,351,733)
Net realized gain (loss) on in-kind redemptions — 388,551 (2,209,803)
Net realized gain (loss) on futures 433,890 62,977 —
Net realized gain (loss) on foreign capital gains tax—Note 2(b) — (163,159) —
Net realized gain (loss) (10,633,041) (3,067,772) (10,561,536)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 105,190,967 20,371,643 22,511,170
Net change in unrealized appreciation (depreciation) on futures 26,560 13,091 —
Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax—Note 2(b) — (698,362) —
Net change in unrealized appreciation (depreciation) 105,217,527 19,686,372 22,511,170
Net Realized and Unrealized Gain (Loss) on Investments 94,584,486 16,618,600 11,949,634
Net Increase (Decrease) in Net Assets Resulting from Operations 112,371,313 19,029,720 82,764,538
†
Net of foreign taxes withheld at source ($) 1,960,755 296,703 –

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core
Equity ETF
BNY Mellon US Mid Cap Core Equity
ETF
Year Ended October 31, Year Ended October 31,
2024 2023 2024 2023
Operations ($):
Net investment income 32,656,829 22,217,220 7,059,856 5,251,098
Net realized gain (loss) on investments 98,074,551 47,464,910 24,198,006 (16,812,307)
Net change in unrealized appreciation (depreciation) on
investments 569,729,777 74,994,670 112,925,445 (39,446,369)
Net Increase (Decrease) in Net Assets Resulting from
Operations 700,461,157 144,676,800 144,183,307 (51,007,578)
Distributions ($):
Distributions to shareholders (31,978,450) (20,945,065) (6,908,269) (5,046,679)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment
Adviser, LLC—Note 3(a) 4,800 2,614 — —
Beneficial Interest Transactions ($):
Proceeds from shares sold 1,013,593,349 1,505,088,913 206,676,062 746,766,023
Cost of shares redeemed (496,912,201) (372,505,231) (253,701,345) (356,623,557)
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 516,681,148 1,132,583,682 (47,025,283) 390,142,466
Total Increase (Decrease) in Net Assets 1,185,168,655 1,256,318,031 90,249,755 334,088,209
Net Assets ($):
Beginning of Period 1,694,474,363 438,156,332 420,515,668 86,427,459
End of Period 2,879,643,018 1,694,474,363 510,765,423 420,515,668
Changes in Shares Outstanding:
Shares sold 10,400,000 19,960,000 2,440,000 8,920,000
Shares redeemed (5,200,000) (4,740,000) (2,920,000) (4,500,000)
Net Increase (Decrease) in Shares Outstanding 5,200,000 15,220,000 (480,000) 4,420,000

See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity
ETF BNY Mellon International Equity ETF
Year Ended October 31, Year Ended October 31,
2024 2023 2024 2023
Operations ($):
Net investment income 1,719,201 1,241,450 17,786,827 12,283,018
Net realized gain (loss) on investments 1,470,882 (3,840,108) (10,633,041) (6,068,876)
Net change in unrealized appreciation (depreciation) on
investments 27,350,767 (7,294,768) 105,217,527 (6,706,956)
Net Increase (Decrease) in Net Assets Resulting from
Operations 30,540,850 (9,893,426) 112,371,313 (492,814)
Distributions ($):
Distributions to shareholders (1,761,694) (1,210,938) (18,099,472) (12,099,003)
Beneficial Interest Transactions ($):
Proceeds from shares sold 28,062,445 128,271,521 186,049,480 330,181,592
Cost of shares redeemed (31,936,712) (57,552,862) — —
Transaction fees—Note 5 — — 3,472 13,918
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions (3,874,267) 70,718,659 186,052,952 330,195,510
Total Increase (Decrease) in Net Assets 24,904,889 59,614,295 280,324,793 317,603,693
Net Assets ($):
Beginning of Period 95,367,910 35,753,615 444,624,244 127,020,551
End of Period 120,272,799 95,367,910 724,949,037 444,624,244
Changes in Shares Outstanding:
Shares sold 320,000 1,520,000 2,550,000 4,900,000
Shares redeemed (360,000) (720,000) — —
Net Increase (Decrease) in Shares Outstanding (40,000) 800,000 2,550,000 4,900,000

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets
Equity ETF BNY Mellon Core Bond ETF
Year Ended October 31, Year Ended October 31,
2024 2023 2024 2023
Operations ($):
Net investment income 2,411,120 2,070,377 70,814,904 15,570,099
Net realized gain (loss) on investments (3,067,772) (2,430,694) (10,561,536) (11,040,164)
Net change in unrealized appreciation (depreciation) on
investments 19,686,372 (3,294,583) 22,511,170 (9,764,935)
Net Increase (Decrease) in Net Assets Resulting from
Operations 19,029,720 (3,654,900) 82,764,538 (5,235,000)
Distributions ($):
Distributions to shareholders (2,562,381) (2,258,499) (62,713,522) (14,363,073)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment
Adviser, LLC—Note 3(a) — — 41,236 9,696
Beneficial Interest Transactions ($):
Proceeds from shares sold 25,776,491 66,084,881 1,675,620,574 240,849,540
Cost of shares redeemed (8,909,687) — (243,786,406) (52,681,766)
Transaction fees—Note 5 85,151 85,652 1,111,233 147,929
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 16,951,955 66,170,533 1,432,945,401 188,315,703
Total Increase (Decrease) in Net Assets 33,419,294 60,257,134 1,453,037,653 168,727,326
Net Assets ($):
Beginning of Period 86,303,372 26,046,238 540,914,809 372,187,483
End of Period 119,722,666 86,303,372 1,993,952,462 540,914,809
Changes in Shares Outstanding:
Shares sold 400,000 1,150,000 39,700,000 5,800,000
Shares redeemed (150,000) — (5,850,000) (1,250,000)
Net Increase (Decrease) in Shares Outstanding 250,000 1,150,000 33,850,000 4,550,000

FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
Year Ended October 31, For the Period from
April 9, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 79.29 71.24 87.00 61.95 50.00
Investment Operations:
Net investment income
(b)
1.38 1.23 1.15 1.06 0.56
Net realized and unrealized gain (loss) on
investments 29.07 7.99 (15.81) 24.90 11.81
Total from Investment Operations 30.45 9.22 (14.66) 25.96 12.37
Distributions: – – – – –
Dividends from net investment income (1.36) (1.17) (1.10) (0.91) (0.42)
Net asset value, end of period 108.38 79.29 71.24 87.00 61.95
Market price, end of period 108.30 79.24 71.29 87.03 61.82
Net Asset Value Total Return (%)
(c)
38.54 13.00 (16.91) 42.08 24.76
Market Price Total Return (%)
(c)
38.53 12.85 (16.90) 42.42 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(d)
–
(d)
–
(d)
–
(d)
–
(e)
Ratio of net investment income to average net
assets 1.40
(d)
1.57
(d)
1.47
(d)
1.35
(d)
1.63
(e)
Portfolio Turnover Rate
(f)
16.00 5.33 5.74 10.53 10.62
Net Assets, end of period ($ x 1,000) 2,879,643 1,694,474 438,156 391,486 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
Year Ended October 31, For the Period from
April 9, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 76.04 77.86 94.03 65.66 50.00
Investment Operations:
Net investment income
(b)
1.38 1.35 1.32 1.07 0.50
Net realized and unrealized gain (loss) on
investments 25.09 (1.99) (16.18) 28.28 15.63
Total from Investment Operations 26.47 (0.64) (14.86) 29.35 16.13
Distributions: – – – – –
Dividends from net investment income (1.37) (1.18) (1.31) (0.98) (0.47)
Net asset value, end of period 101.14 76.04 77.86 94.03 65.66
Market price, end of period 101.27 76.08 77.86 94.11 65.55
Net Asset Value Total Return (%)
(c)
34.92 (0.89) (15.88) 44.87 32.27
Market Price Total Return (%)
(c)
35.01 (0.83) (15.94) 45.23 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(d)
0.04
(d)
0.04
(d)
0.04
(d)
0.04
(e)
Ratio of net investment income to average net
assets 1.48
(d)
1.66
(d)
1.55
(d)
1.24
(d)
1.43
(e)
Portfolio Turnover Rate
(f)
93.63 11.76 25.97 32.65 21.26
Net Assets, end of period ($ x 1,000) 510,765 420,516 86,427 112,841 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
Year Ended October 31, For the Period from
April 9, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 76.29 79.45 97.73 67.17 50.00
Investment Operations:
Net investment income
(b)
1.42 1.30 1.22 1.25 0.49
Net realized and unrealized gain (loss) on
investments 23.16 (3.30) (18.22) 30.31 17.14
Total from Investment Operations 24.58 (2.00) (17.00) 31.56 17.63
Distributions: – – – – –
Dividends from net investment income (1.47) (1.16) (1.28) (1.00) (0.46)
Net asset value, end of period 99.40 76.29 79.45 97.73 67.17
Market price, end of period 99.56 76.35 79.50 97.86 67.03
Net Asset Value Total Return (%)
(c)
32.30 (2.59) (17.45) 47.08 35.30
Market Price Total Return (%)
(c)
32.42 (2.57) (17.50) 47.59 35.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(d)
0.04
(d)
0.04
(d)
0.04
(d)
0.04
(e)
Ratio of net investment income to average net
assets 1.53
(d)
1.58
(d)
1.36
(d)
1.34
(d)
1.37
(e)
Portfolio Turnover Rate
(f)
66.34 20.13 37.93 50.09 32.54
Net Assets, end of period ($ x 1,000) 120,273 95,368 35,754 180,810 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
Year Ended October 31, For the Period from
April 24, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 62.19 56.45 74.38 56.06 50.00
Investment Operations:
Net investment income
(b)
2.12 2.19 2.03 1.82 0.76
Net realized and unrealized gain (loss) on
investments 12.56 5.43
(c)
(17.83) 18.31 6.00
Total from Investment Operations 14.68 7.62 (15.80) 20.13 6.76
Distributions: – – – – –
Dividends from net investment income (2.13) (1.88) (2.13) (1.81) (0.70)
Transaction fees
(b)
0.00
(d)
0.00
(d)
— — —
Net asset value, end of period 74.74 62.19 56.45 74.38 56.06
Market price, end of period 75.09 62.88 56.52 74.86 56.66
Net Asset Value Total Return (%)
(e)
23.65 13.32 (21.49) 36.10 13.49
Market Price Total Return (%)
(e)
22.84 14.43 (21.92) 35.52 14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(f)
0.04
(f)
0.04
(f)
0.04
(f)
0.04
(g)
Ratio of net investment income to average net
assets 2.88
(f)
3.30
(f)
3.15
(f)
2.57
(f)
2.55
(g)
Portfolio Turnover Rate
(h)
16.58 13.57 19.30 13.49 12.82
Net Assets, end of period ($ x 1,000) 724,949 444,624 127,021 100,409 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
Year Ended October 31, For the Period from
April 24, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 50.77 47.36 69.84 62.45 50.00
Investment Operations:
Net investment income
(b)
1.44 1.55 1.76 1.47 0.81
Net realized and unrealized gain (loss) on
investments 10.69 3.28
(c)
(22.41) 7.69 12.40
Total from Investment Operations 12.13 4.83 (20.65) 9.16 13.21
Distributions: – – – – –
Dividends from net investment income (1.55) (1.48) (1.83) (1.77) (0.76)
Transaction fees
(b)
0.05 0.06 — — —
Net asset value, end of period 61.40 50.77 47.36 69.84 62.45
Market price, end of period 61.33 50.67 47.53 69.90 62.92
Net Asset Value Total Return (%)
(d)
24.11 10.14 (29.91) 14.61 26.52
Market Price Total Return (%)
(d)
24.20 9.55 (29.76) 13.83 27.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.11
(e)
0.11
(e)
0.11
(e)
0.11
(e)
0.11
(f)
Ratio of net expenses to average net assets 0.11
(e)
0.11
(e)
0.11
(e)
0.11
(e)
0.11
(f)
Ratio of net investment income to average net
assets 2.48
(e)
2.84
(e)
2.90
(e)
2.00
(e)
2.63
(f)
Portfolio Turnover Rate
(g)
30.80 19.90 15.00 17.42 12.84
Net Assets, end of period ($ x 1,000) 119,723 86,303 26,046 38,411 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
Year Ended October 31, For the Period from
April 24, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 39.48 40.68 49.30 50.27 50.00
Investment Operations:
Net investment income
(b)
1.83 1.47 0.96 0.55 0.32
Net realized and unrealized gain (loss) on
investments 2.26 (1.31) (8.68) (0.75) 0.33
Total from Investment Operations 4.09 0.16 (7.72) (0.20) 0.65
Distributions: – – – – –
Dividends from net investment income (1.67) (1.37) (0.92) (0.77) (0.38)
Transaction fees
(b)
0.03 0.01 0.02 — —
Net asset value, end of period 41.93 39.48 40.68 49.30 50.27
Market price, end of period 41.95 39.52 40.66 49.33 50.29
Net Asset Value Total Return (%)
(c)
10.54 0.31 (15.82) (0.41) 1.30
Market Price Total Return (%)
(c)
10.48 0.44 (15.89) (0.38) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(d)
–
(d)
–
(d)
–
(d)
–
(e)
Ratio of net investment income to average net
assets 4.39
(d)
3.53
(d)
2.15
(d)
1.12
(d)
1.20
(e)
Portfolio Turnover Rate
(f)
59.76 64.39 84.75 105.97 27.32
Net Assets, end of period ($ x 1,000) 1,993,952 540,915 372,187 194,745 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of thirteen series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core
Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets
Equity ETF and BNY Mellon Core Bond ETF (each, a “fund” and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment Adviser, LLC (the
“Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser.
The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as each fund’s sub-adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
Effective November 15, 2023, each of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY
Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF changed its benchmark and its investment objective. Beginning November 15, 2023, the objective of each fund is to seek to track the performance of the underlying index as reflected in the table below.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Solactive AG (“Solactive”) is the licensor of Solactive GBS United States 500 Index TR, Solactive GBS United States 400 Index TR, Solactive GBS United States 600 Index TR, Solactive
GBS Developed Markets ex United States Large & Mid Cap USD Index NTR, and Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Solactive Indexes”). The
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, and
BNY Mellon Emerging Markets Equity ETF (collectively, and solely for the purposes of this section, the "BNY Mellon Equity ETFs") are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the funds; (b) the quality, accuracy and/or completeness of the
Solactive Indexes; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Solactive Indexes. Solactive does not guarantee the accuracy and/or the completeness of the
Solactive Indexes and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Solactive Indexes and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Solactive
Indexes. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Solactive Indexes.
†††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund
 Fund Name Previous Underlying Index Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar
®
US Large Cap Index
SM †
Solactive GBS United States 500 Index TR
††
BNY Mellon US Mid Cap Core Equity ETF Morningstar
®
US Mid Cap Index
SM †
Solactive GBS United States 400 Index TR
††
BNY Mellon US Small Cap Core Equity ETF Morningstar
®
US Small Cap Index
SM †
Solactive GBS United States 600 Index TR
††
BNY Mellon International Equity ETF Morningstar
®
Developed Markets ex-US Large
Cap Index
SM †
Solactive GBS Developed Markets ex United
States Large & Mid Cap USD Index NTR
††
BNY Mellon Emerging Markets Equity ETF Morningstar
®
Emerging Markets Large Cap
Index
SM †
Solactive GBS Emerging Markets Large & Mid
Cap USD Index NTR
††
BNY Mellon Core Bond ETF Bloomberg US Aggregate Total Return Index
†††

NOTES TO FINANCIAL STATEMENTS
(continued)
is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the
Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The table below summarizes the inputs used as of October 31, 2024 in valuing each fund’s investments:
Fair Value Measurements
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 2,876,034,121 — — 2,876,034,121
Investment Companies 1,648,039 — — 1,648,039
Investment of Cash Collateral for
Securities Loaned 147,604 — — 147,604
Other Financial Instruments:
Futures
††
5,085 — — 5,085
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 509,531,512 — — 509,531,512
Investment Companies 826,111 — — 826,111
Investment of Cash Collateral for
Securities Loaned 3,924,945 — — 3,924,945
Other Financial Instruments:
Futures
††
14,293 — — 14,293
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 119,919,005 — — 119,919,005
Investment Companies 256,769 — — 256,769
Investment of Cash Collateral for
Securities Loaned 2,425,043 — — 2,425,043
Liabilities ($)
Other Financial Instruments:
Futures
††
(6,390) — — (6,390)
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 718,830,471 — 0 718,830,471
Preferred Stocks 2,231,363 — — 2,231,363
Warrants — 0 — 0
Investment Companies 307,275 — — 307,275
Investment of Cash Collateral for
Securities Loaned 399,531 — — 399,531
Other Financial Instruments:
Futures
††
3,748 — — 3,748
Liabilities ($)
Other Financial Instruments:
Futures
††
(75,999) — — (75,999)

NOTES TO FINANCIAL STATEMENTS
(continued)
(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
October 31, 2024
, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 118,327,059 — 0 118,327,059
Preferred Stocks 2,033,246 — 0 2,033,246
Investment Companies 82,292 — — 82,292
Investment of Cash Collateral for
Securities Loaned 417,578 — — 417,578
Other Financial Instruments:
Futures
††
5,382 — — 5,382
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 8,496,852 — 8,496,852
Commercial Mortgage-Backed
Securities — 14,923,193 — 14,923,193
Corporate Bonds and Notes — 492,157,057 — 492,157,057
Foreign Governmental — 31,414,740 — 31,414,740
Municipal Securities — 6,816,502 — 6,816,502
Supranational Bank — 28,859,034 — 28,859,034
U.S. Government Agencies — 529,046,809 — 529,046,809
U.S. Treasury Government Securities — 865,507,104 — 865,507,104
Investment Companies 61,053,551 — — 61,053,551
Investment of Cash Collateral for
Securities Loaned 5,539,116 — — 5,539,116
Liabilities ($)
TBA Sale Commitments — (201,658) — (201,658)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

Agency securities. Any non-cash collateral received cannot be sold or re-pledged by each fund, except in the event of borrower default.
The securities on loan, if any, are also disclosed in each fund’s Statement of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the year ended October 31, 2024.
For financial reporting purposes, the funds elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and
Liabilities. As of October 31, 2024, the funds had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
Securities Lending Agreement
BNY Mellon US Large Cap Core Equity ETF $ 7,542
BNY Mellon US Mid Cap Core Equity ETF 16,070
BNY Mellon US Small Cap Core Equity ETF 5,797
BNY Mellon International Equity ETF 1,037
BNY Mellon Emerging Markets Equity ETF 787
BNY Mellon Core Bond ETF 14,018
Assets ($) Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Securities Lending 6,296,967 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 6,296,967 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (6,296,967)
†
—
Net Amount — —
BNY Mellon US Mid Cap Core Equity ETF
Securities Lending 19,168,233 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 19,168,233 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (19,168,233)
†
—
Net Amount — —
BNY Mellon US Small Cap Core Equity ETF
Securities Lending 5,516,544 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 5,516,544 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (5,516,544)
†
—
Net Amount — —
BNY Mellon International Equity ETF
Securities Lending 3,001,064 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 3,001,064 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (3,001,064)
†
—
Net Amount — —
BNY Mellon Emerging Markets Equity ETF
Securities Lending 446,148 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 446,148 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (446,148)
†
—
Net Amount — —
BNY Mellon Core Bond ETF
Securities Lending 81,494,822 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 81,494,822 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (81,494,822)
†
—
Net Amount — —
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS
(continued)
(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk:
To the extent each relevant fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses and/or may impact the correlation between each fund and index performance. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by each fund. To the extent securities held by each fund trade in a market that is closed when the exchange on which each fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in each fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.
Emerging Market Risk:
The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers.
Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult or impossible for each fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the
United States. These risks may impact the correlation between each fund and index performance.
Fixed-Income Market Risk:
BNY Mellon Core Bond ETF invests in fixed-income securities. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).
Authorized Participants, Market Makers and Liquidity Providers Risk:
Each fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for each fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF normally declare and pay dividends from net investment income quarterly. BNY Mellon Core Bond ETF normally declares and pays dividends from net investment income monthly. Income dividends for each fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the year ended October 31, 2024, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2024, the funds did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The table below summarizes each fund’s components of accumulated earnings on a tax basis at October 31, 2024.
Components of Accumulated Earnings
The funds are permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The table below summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024.
Capital Loss Carryover
The table below summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended October 31,
2024 and October 31, 2023. The tax character of current year distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
During the year ended October 31, 2024, as a result of permanent book to tax differences, each relevant fund increased/decreased total distributable earnings (loss) and increased/decreased paid-in capital as summarized in Table below. These permanent book to tax differences are primarily due to the tax treatment for in-kind transactions, foreign currency transactions reclassification, paydowns, taxable spinoffs and taxable overdistributions. Net assets and net asset value per share were not affected by these reclassifications.
Undistributed
Ordinary Income
Accumulated
Capital
(losses)
Unrealized
Appreciation
(Depreciation)
BNY Mellon US Large Cap Core Equity ETF $2,243,030 $(31,283,233) $588,435,580
BNY Mellon US Mid Cap Core Equity ETF 1,160,261 (30,838,653) 69,820,962
BNY Mellon US Small Cap Core Equity ETF 149,228 (16,882,401) 10,773,118
BNY Mellon International Equity ETF 3,352,045 (14,309,776) 73,886,756
BNY Mellon Emerging Markets Equity ETF 474,814 (6,500,848) 12,275,971
BNY Mellon Core Bond ETF 7,024,199 (17,184,190) (44,497,779)
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $ 19,376,129 $ 11,907,104 $31,283,233
BNY Mellon US Mid Cap Core Equity ETF 22,355,252 8,483,401 30,838,653
BNY Mellon US Small Cap Core Equity ETF 9,356,477 7,525,924 16,882,401
BNY Mellon International Equity ETF 8,828,001 5,481,775 14,309,776
BNY Mellon Emerging Markets Equity ETF 3,080,828 3,420,020 6,500,848
BNY Mellon Core Bond ETF 5,050,244 12,133,946 17,184,190
Ordinary
Income
†
2024
Ordinary
Income
†
2023
BNY Mellon US Large Cap Core Equity ETF $31,978,450 $20,945,065
BNY Mellon US Mid Cap Core Equity ETF 6,908,269 5,046,679
BNY Mellon US Small Cap Core Equity ETF 1,761,694 1,210,938
BNY Mellon International Equity ETF 18,099,472 12,099,003
BNY Mellon Emerging Markets Equity ETF 2,562,381 2,258,499
BNY Mellon Core Bond ETF 62,713,522 14,363,073
†
Includes short-term capital gain distributions, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
Return of Capital Statement of Position
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is payable monthly and computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF
and BNY Mellon Emerging Markets Equity ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For BNY Mellon US Large Cap Core Equity ETF and BNY Mellon Core Bond ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For BNY Mellon US Large Cap
Core Equity ETF and BNY Mellon Core Bond ETF, each fund’s management agreement provides that the Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial reporting purposes such payments pursuant to undertakings above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each fund, such payments will be considered Capital
Contributions from Adviser presented in the Statement of Changes. During the period ended October 31, 2024, there was no impact on the Total Return of each relevant fund as a result of the Capital Contributions from Adviser.
The table below summarizes the amounts pursuant to undertakings during the year ended October 31, 2024.
Reduction in expenses/Capital Contributions from Adviser
Pursuant to undertakings
Pursuant to a sub-investment advisory agreement between Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which each fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition,
Total
Distributable
Earnings (Loss)
Paid-in
Capital
BNY Mellon US Large Cap Core Equity ETF $(123,801,764) $123,801,764
BNY Mellon US Mid Cap Core Equity ETF (45,644,247) 45,644,247
BNY Mellon US Small Cap Core Equity ETF (9,120,344) 9,120,344
BNY Mellon International Equity ETF (94,003) 94,003
BNY Mellon Emerging Markets Equity ETF (105,025) 105,025
BNY Mellon Core Bond ETF 2,690,706 (2,690,706)
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon US Large Cap Core Equity ETF $4,800
BNY Mellon US Mid Cap Core Equity ETF -
BNY Mellon US Small Cap Core Equity ETF -
BNY Mellon International Equity ETF -
BNY Mellon Emerging Markets Equity ETF -
BNY Mellon Core Bond ETF 41,236

pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-
owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser pays a contractual fee rate to Mellon as applicable to each fund’s sub-investment advisory agreement, at the annual rate set forth in the table below (stated as a percentage of each fund’s average daily net assets). The Adviser, and not the funds, pays the Mellon fee rate as applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees
(b) Each fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, each fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The table below summarized the components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statements of Assets and
Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and in-kind transactions, during the year ended October 31, 2024.
Purchases and Sales
TBA Securities: During the period ended October 31, 2024, BNY Mellon Core Bond ETF transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA
Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities
 as
Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited”
derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the
year ended October 31, 2024
is discussed below.
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
Management
fees
Less/Excess
Reimbursement
BNY Mellon US Large Cap Core Equity ETF $- $191
BNY Mellon US Mid Cap Core Equity ETF 17,736 –
BNY Mellon US Small Cap Core Equity ETF 4,123 –
BNY Mellon International Equity ETF 24,545 –
BNY Mellon Emerging Markets Equity ETF 10,932 –
BNY Mellon Core Bond ETF – 5,081
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 371,282,306 $ 369,324,449
BNY Mellon US Mid Cap Core Equity ETF 446,608,577 445,203,587
BNY Mellon US Small Cap Core Equity ETF 75,311,131 74,430,142
BNY Mellon International Equity ETF 103,834,504 101,696,867
BNY Mellon Emerging Markets Equity ETF 46,283,307 30,067,444
BNY Mellon Core Bond ETF 1,400,593,157 945,309,137

NOTES TO FINANCIAL STATEMENTS
(continued)
Futures: In the normal course of pursuing their investment objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core
Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets
Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the contracts are closed,
the fund recognizes a realized gain or loss
which is reflected in the Statements of Operations.
There is minimal counterparty credit risk
to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October
31, 2024, are set forth in the Statement of Investments for each fund.
The following tables show the funds’ exposure to different types of market risk as it relates to the Statements of Assets and Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of October 31, 2024 is shown below:
The effect of derivative instruments in the Statements of Operations during the year ended October 31, 2024 is shown below:
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
5,085 –
BNY Mellon US Mid Cap Core Equity ETF
Equity risk
(a)
14,293 –
BNY Mellon US Small Cap Core Equity ETF
Equity risk
(a)
– (6,390)
BNY Mellon International Equity ETF
Equity risk
(a)
3,748 (75,999)
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
5,382 –
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
Amount of realized gain (loss) on derivatives ($)
Underlying Risk Futures
(a)
Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 1,601,370 1,601,370
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 403,770 403,770
BNY Mellon US Small Cap Core Equity ETF
Equity risk 108,935 108,935
BNY Mellon International Equity ETF
Equity risk 433,890 433,890
BNY Mellon Emerging Markets Equity ETF
Equity risk 62,977 62,977
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying Risk Futures
(b)
Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 106,832 106,832
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 33,822 33,822
BNY Mellon US Small Cap Core Equity ETF
Equity risk 5,766 5,766
BNY Mellon International Equity ETF
Equity risk 26,560 26,560
BNY Mellon Emerging Markets Equity ETF
Equity risk 13,091 13,091
(a)
Net realized gain (loss) on futures.
(b)
Net change in unrealized appreciation (depreciation) on futures.

The following table summarizes the monthly average market value of derivatives outstanding during the year ended October 31, 2024:
The table below summarizes the cost of investments inclusive of derivative contracts for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at October 31, 2024.
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation
Unit size for a fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-
kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of each fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.
An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” in the
Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions associated with creations and redemptions, during the year ended October
31, 2024.
Average Market Value ($)
BNY Mellon US Small Cap Core Equity ETF
Futures:
Equity Futures Long 474,831
BNY Mellon US Mid Cap Core Equity ETF
Futures:
Equity Futures Long 1,971,901
BNY Mellon US Large Cap Core Equity ETF
Futures:
Equity Futures Long 6,602,423
BNY Mellon International Equity ETF
Futures:
Equity Futures Long 2,776,575
BNY Mellon Emerging Markets Equity ETF
Futures:
Equity Futures Long 473,395
Accumulated Net Unrealized Appreciation (Depreciation)
Cost of
Investments ($)
Gross
Appreciation ($)
Gross
(Depreciation) ($) Net ($)
BNY Mellon US Large Cap Core Equity ETF 2,289,394,184 666,197,068 (77,761,488) 588,435,580
BNY Mellon US Mid Cap Core Equity ETF 444,461,606 92,527,054 (22,706,092) 69,820,962
BNY Mellon US Small Cap Core Equity ETF 111,827, 699 18,610,20 6 (7,837,08 8 ) 10,773,11 8
BNY Mellon International Equity ETF 647,881,884 119,274,047 (45,386,780) 73,887,267
BNY Mellon Emerging Markets Equity ETF 108,584 , 204 20,7 05 , 364 (8,429,393) 12,2 75 , 971
BNY Mellon Core Bond ETF 2,088, 110 , 079 5,59 2 , 156 (50,089,935) (44,49 7 , 779 )

NOTES TO FINANCIAL STATEMENTS
(continued)
In-Kind Transactions
Cost of Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 1,013,953,326 $ 496,247,130
BNY Mellon US Mid Cap Core Equity ETF 206,672,961 254,659,617
BNY Mellon US Small Cap Core Equity ETF 28,049,311 32,575,263
BNY Mellon International Equity ETF 182,919,239 –
BNY Mellon Emerging Markets Equity ETF 3,298,853 2,812,622
BNY Mellon Core Bond ETF 1,171,702,265 178,041,185

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF and BNY Mellon Core Bond ETF and
the Board of Trustees of BNY Mellon ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging
Markets Equity ETF and BNY Mellon Core Bond ETF (collectively referred to as the “Funds”), (six of the funds constituting BNY Mellon
ETF Trust (the “Trust”)), including the statements of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting BNY Mellon ETF Trust) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 23 , 2024
Individual fund constituting
the BNY Mellon ETF Trust
Statement of
operations
Statements of
changes in net assets
Financial highlights
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
For the year ended
October 31, 2024
For each of the two
years in the period
ended October 31,
2024
For each of the four years in the
period ended October 31, 2024
and the period from April 9, 2020
(commencement of operations)
through October 31, 2020
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
For the year ended
October 31, 2024
For each of the two
years in the period
ended October 31,
2024
For each of the four years in the
period ended October 31, 2024
and the period from April 24, 2020
(commencement of operations)
through October 31, 2020

IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
(a)
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income received and foreign taxes paid are as follows:
Qualified
Dividend
Income
(a)
Dividends-
Received
Deduction
(a)
Interest Related
Dividends
(a)
Long Term
Capital Gains
BNY Mellon US Large Cap Core Equity ETF 93.46% 89.88% -% $ -
BNY Mellon US Mid Cap Core Equity ETF 62.03% 58.42% -% -
BNY Mellon US Small Cap Core Equity ETF 64.10% 62.71% -% -
BNY Mellon International Equity ETF 86.10% -% -% -
BNY Mellon Emerging Markets Equity ETF 80.07% 0.01% -% -
BNY Mellon Core Bond ETF -% -% 95.07% -
Foreign Source
Income Received
Foreign Taxes
Paid
BNY Mellon US Large Cap Core Equity ETF $ - $ -
BNY Mellon US Mid Cap Core Equity ETF - -
BNY Mellon US Small Cap Core Equity ETF - -
BNY Mellon International Equity ETF 19.840,867 1,938,949
BNY Mellon Emerging Markets Equity ETF 2,297,738 405,117
BNY Mellon Core Bond ETF - -

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the funds. The Board members are paid by the Adviser from the unitary management fees paid to the
Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on May 7, 2024, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons”
of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals (i) to continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF and BNY Mellon Core Bond ETF
(each a “fund” and collectively, the “funds”); and (ii) to continue the sub-investment advisory agreement between the Adviser and Mellon
Investments Corporation (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of each fund. The Management Agreement and the sub-investment advisory agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements”. The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the funds, (iv) fees charged to comparable funds,
(v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the funds grow. The Board considered the Agreements for each fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) measuring each fund’s performance by how well it tracked the relevant benchmark index; (ii)
comparing each fund’s performance with the performance of comparable funds selected by Broadridge for periods ended December 31,
2023; and (iii) comparing each fund’s actual management fees and total expenses with those of comparable funds selected by Broadridge, information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. In addition, the Board reviewed reports that included information comparing each fund’s performance with the performance of its relevant benchmark index and comparable funds for the periods ended March 31, 2024.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the funds and the materials provided prior to and at the meeting.
The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of each of the applicable funds in accordance with each such fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the funds as exchange-traded funds (“ETFs”) and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring each applicable fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-
Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the funds’ performance, noting that the distinctive indexed investment objective of each of the funds made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-
managed funds. Instead, the Board focused on the extent to which each fund achieved its objective as a passively-managed index fund.
The Board reviewed information regarding the funds’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the funds to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.

Fees Charged to Comparable Funds
The Board evaluated each fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e.,
ETFs tracking similar indices. The Board reviewed the universe of similar ETFs for each fund based upon data independently obtained from Broadridge and related comparative information for similar ETFs. In doing so, the Board used a fund-by-fund analysis of the data.
In certain instances, as considered appropriate by the Board, the Board explored with management the differences between a fund’s fee and fees paid by similar funds.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by each fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the funds.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the funds’ brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the funds to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each fund’s assets grow in size.
The Board noted that the advisory fee rate for each fund did not provide for breakpoints as assets of the fund increases. However, the
Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for each applicable fund. In approving the continuance of the Agreements, the
Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the applicable fund and its shareholders.

© 2024 BNY Mellon Securities Corporation
Code-ETFNCSRAR1024

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024
BNY Mellon High Yield ETF: BKHY
Principal U.S. Listing Exchange: NYSE Arca, Inc.
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 46
Statement of Operations 47
Statement of Changes in Net Assets 48
Financial Highlights 49
Notes to Financial Statements 50
Report of Independent Registered Public Accounting Firm 58
Important Tax Information 59
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 60
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 61
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 62
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 63
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon High Yield ETF
Statement of Investments
October 31, 2024
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9%
Advertising – 1.1%
Advantage Sales & Marketing, Inc.
,
6.50% , 11/15/2028
(a)
175,000 163,830
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(a)
210,000 204,016
7.75%, 4/15/2028
(a)
200,000 177,919
9.00%, 9/15/2028
(a)
47,000 49,382
7.50%, 6/01/2029
(a)
232,000 198,167
7.88%, 4/01/2030
(a)
219,000 223,231
Lamar Media Corp.
3.75%, 2/15/2028 227,000 215,388
4.88%, 1/15/2029 193,000 187,480
4.00%, 2/15/2030 348,000 321,433
3.63%, 1/15/2031 367,000 328,213
Neptune Bidco US, Inc.
,
9.29% , 4/15/2029
(a)
830,000 776,131
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 8/15/2027
(a)(b)
187,000 184,109
4.25%, 1/15/2029
(a)
20,000 18,728
4.63%, 3/15/2030
(a)
143,000 133,003
Stagwell Global LLC
,
5.63% , 8/15/2029
(a)
568,000 540,613
Summer BC Bidco B LLC
,
5.50% , 10/31/2026
(a)
65,000 64,208
3,785,851
Aerospace & Defense – 2.3%
Bombardier, Inc.
7.13%, 6/15/2026
(a)
17,000 17,195
6.00%, 2/15/2028
(a)
194,000 193,792
7.50%, 2/01/2029
(a)
75,000 78,146
8.75%, 11/15/2030
(a)
39,000 42,277
7.25%, 7/01/2031
(a)
105,000 108,555
7.00%, 6/01/2032
(a)(b)
65,000 66,572
7.45%, 5/01/2034
(a)
40,000 43,619
F-Brasile SpA / F-Brasile US LLC
,
Series XR , 7.38% , 8/15/2026
(a)
90,000 90,082
Moog, Inc.
,
4.25% , 12/15/2027
(a)
206,000 197,021
Spirit AeroSystems, Inc.
3.85%, 6/15/2026 45,000 43,613
4.60%, 6/15/2028 151,000 143,913
9.38%, 11/30/2029
(a)
160,000 172,415
9.75%, 11/15/2030
(a)
90,000 99,966
TransDigm, Inc.
5.50%, 11/15/2027 1,246,000 1,235,894
6.75%, 8/15/2028
(a)
918,000 938,623
4.63%, 1/15/2029 570,000 541,405
6.38%, 3/01/2029
(a)
1,145,000 1,162,271
4.88%, 5/01/2029 293,000 279,452
6.88%, 12/15/2030
(a)
650,000 666,877
7.13%, 12/01/2031
(a)
435,000 450,879
6.63%, 3/01/2032
(a)
907,000 922,794
6.00%, 1/15/2033
(a)
389,000 385,563
Triumph Group, Inc.
,
9.00% , 3/15/2028
(a)
151,000 157,454
8,038,378
Agriculture – 0.1%
Turning Point Brands, Inc.
,
5.63% , 2/15/2026
(a)
205,000 204,132
204,132

4
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Airlines – 0.9%
Air Canada
,
3.88% , 8/15/2026
(a)
250,000 242,000
Air Canada Pass-Through Trust
,
Series 2020-1 , Class C , 10.50% , 7/15/2026
(a)
262,000 280,540
Allegiant Travel Co.
,
7.25% , 8/15/2027
(a)(b)
2,000 1,970
American Airlines, Inc.
7.25%, 2/15/2028
(a)
84,000 85,392
8.50%, 5/15/2029
(a)
188,000 197,109
American Airlines, Inc. / Aadvantage Loyalty IP Ltd.
5.50%, 4/20/2026
(a)
153,439 153,060
5.75%, 4/20/2029
(a)
359,600 356,324
Avianca Midco 2 PLC
9.00%, 12/01/2028
(a)
435,000 427,497
9.00%, 12/01/2028
(a)
215,000 211,775
Jetblue Airways Corp. / Jetblue Loyalty LP
,
9.88% , 9/20/2031
(a)
460,000 477,617
United Airlines Pass-Through Trust
,
Series 2016-2 , Class A , 3.10% , 10/07/2028 70,954 63,994
United Airlines, Inc.
4.38%, 4/15/2026
(a)
335,000 329,138
4.63%, 4/15/2029
(a)
180,000 172,362
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
,
9.50% , 6/01/2028
(a)(b)
35,000 34,381
VistaJet Malta Finance PLC / XO Management Holding, Inc.
7.88%, 5/01/2027
(a)
35,000 34,095
6.38%, 2/01/2030
(a)(b)
110,000 94,082
3,161,336
Apparel – 0.3%
Crocs, Inc.
4.25%, 3/15/2029
(a)
25,000 22,917
4.13%, 8/15/2031
(a)
6,000 5,255
Hanesbrands, Inc.
4.88%, 5/15/2026
(a)
290,000 286,644
9.00%, 2/15/2031
(a)(b)
46,000 49,377
Kontoor Brands, Inc.
,
4.13% , 11/15/2029
(a)
84,000 78,210
S&S Holdings LLC
,
8.38% , 10/01/2031
(a)
200,000 200,555
Under Armour, Inc.
,
3.25% , 6/15/2026
(b)
37,000 35,571
VF Corp.
2.80%, 4/23/2027 100,000 94,273
2.95%, 4/23/2030
(b)
140,000 120,821
6.00%, 10/15/2033
(b)
50,000 49,991
6.45%, 11/01/2037 75,000 76,337
Wolverine World Wide, Inc.
,
4.00% , 8/15/2029
(a)
4,000 3,420
1,023,371
Auto Manufacturers – 0.6%
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
245,000 238,898
5.88%, 6/01/2029
(a)
25,000 24,953
3.75%, 1/30/2031
(a)
404,000 357,875
Aston Martin Capital Holdings Ltd.
,
10.00% , 3/31/2029
(a)
395,000 383,586
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(a)
270,000 260,754
5.88%, 1/15/2028
(a)
162,740 160,976
5.50%, 7/15/2029
(a)(b)
186,000 181,927
JB Poindexter & Co., Inc.
,
8.75% , 12/15/2031
(a)
137,000 143,799
PM General Purchaser LLC
,
9.50% , 10/01/2028
(a)
150,000 152,189
Wabash National Corp.
,
4.50% , 10/15/2028
(a)
350,000 317,180
2,222,137

5
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Auto Parts & Equipment – 1.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026
(a)
205,000 201,879
7.00%, 4/15/2028
(a)
143,000 145,373
8.25%, 4/15/2031
(a)(b)
65,000 67,289
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(b)
205,000 203,925
6.88%, 7/01/2028 120,000 118,672
5.00%, 10/01/2029
(b)
26,000 23,521
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
255,000 255,531
8.50%, 5/15/2027
(a)
411,000 413,264
6.75%, 5/15/2028
(a)
63,000 64,493
Cooper-Standard Automotive, Inc.
,
5.63% , 5/15/2027
(a)(c)
115,000 94,752
Dana, Inc.
5.38%, 11/15/2027 85,000 83,146
4.25%, 9/01/2030 1,000 872
4.50%, 2/15/2032 76,000 64,970
Dornoch Debt Merger Sub, Inc.
,
6.63% , 10/15/2029
(a)
119,000 99,559
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
,
7.75% , 5/31/2032
(a)
273,000 272,392
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 179,000 175,789
4.88%, 3/15/2027 100,000 96,409
5.00%, 7/15/2029
(b)
165,000 149,013
5.25%, 4/30/2031
(b)
29,000 25,482
5.25%, 7/15/2031 142,000 124,680
5.63%, 4/30/2033 22,000 18,993
IHO Verwaltungs GmbH
7.75%, 11/15/2030
(a)(c)
140,000 139,940
8.00%, 11/15/2032
(a)(c)
80,000 80,692
Phinia, Inc.
6.75%, 4/15/2029
(a)
50,000 51,122
6.63%, 10/15/2032
(a)
120,000 119,687
Real Hero Merger Sub 2, Inc.
,
6.25% , 2/01/2029
(a)
271,000 236,399
Tenneco, Inc.
,
8.00% , 11/17/2028
(a)
460,000 425,640
Titan International, Inc.
,
7.00% , 4/30/2028 120,000 116,283
ZF North America Capital, Inc.
,
6.75% , 4/23/2030
(a)
191,000 188,294
4,058,061
Banks – 0.9%
Banc of California
,
3.25% , 5/01/2031 225,000 205,636
Dresdner Funding Trust I
,
8.15% , 6/30/2031
(a)
210,000 233,580
Freedom Mortgage Corp.
7.63%, 5/01/2026
(a)
191,000 191,708
6.63%, 1/15/2027
(a)
119,000 117,636
12.00%, 10/01/2028
(a)
259,000 279,961
12.25%, 10/01/2030
(a)
265,000 291,876
Intesa Sanpaolo SpA
5.71%, 1/15/2026
(a)
211,000 211,293
4.20%, 6/01/2032
(a)
23,000 20,145
4.95%, 6/01/2042
(a)
100,000 77,399
Texas Capital Bancshares, Inc.
,
4.00% , 5/06/2031 275,000 259,636
UniCredit SpA
5.86%, 6/19/2032
(a)
182,000 181,219
7.30%, 4/02/2034
(a)
169,000 176,735
5.46%, 6/30/2035
(a)
210,000 202,626

6
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Banks – 0.9% (continued)
Valley National Bancorp
3.00%, 6/15/2031 313,000 265,940
6.25%, 9/30/2032 105,000 93,188
Western Alliance Bancorp
,
3.00% , 6/15/2031 234,000 216,812
3,025,390
Beverages – 0.1%
Primo Water Holdings, Inc.
,
4.38% , 4/30/2029
(a)
7,000 6,588
Triton Water Holdings, Inc.
,
6.25% , 4/01/2029
(a)
235,000 232,146
238,734
Biotechnology – 0.0%
Emergent Biosolutions, Inc.
,
3.88% , 8/15/2028
(a)
160,000 128,731
128,731
Building Materials – 2.2%
Acproducts Holdings, Inc.
,
6.38% , 5/15/2029
(a)
170,000 107,501
Ameritex Holdco Intermediate LLC
,
10.25% , 10/15/2028
(a)(b)
250,000 263,148
Boise Cascade Co.
,
4.88% , 7/01/2030
(a)
105,000 99,654
Builders FirstSource, Inc.
5.00%, 3/01/2030
(a)
65,000 62,240
4.25%, 2/01/2032
(a)
285,000 255,075
6.38%, 6/15/2032
(a)
154,000 155,088
6.38%, 3/01/2034
(a)
235,000 236,684
Camelot Return Merger Sub, Inc.
,
8.75% , 8/01/2028
(a)
130,000 130,712
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029
(a)
95,000 84,861
9.50%, 8/15/2029
(a)
292,000 301,338
CP Atlas Buyer, Inc.
,
7.00% , 12/01/2028
(a)
163,000 149,189
Eco Material Technologies, Inc.
,
7.88% , 1/31/2027
(a)
317,000 319,100
Emrld Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030
(a)
801,000 814,053
6.75%, 7/15/2031
(a)
200,000 204,591
Griffon Corp.
,
5.75% , 3/01/2028 424,000 416,308
JELD-WEN, Inc.
,
4.88% , 12/15/2027
(a)
31,000 30,004
Knife River Corp.
,
7.75% , 5/01/2031
(a)
257,000 269,373
Louisiana-Pacific Corp.
,
3.63% , 3/15/2029
(a)
5,000 4,679
Masterbrand, Inc.
,
7.00% , 7/15/2032
(a)
60,000 61,459
Miter Brands Acquisition Holdco, Inc. / MIWID Borrower LLC
,
6.75% , 4/01/2032
(a)
261,000 266,066
MIWD Holdco II LLC / MIWD Finance Corp.
,
5.50% , 2/01/2030
(a)
31,000 29,605
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
114,000 110,401
9.75%, 7/15/2028
(a)
170,000 172,631
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
,
9.50% , 4/15/2030
(a)
203,000 198,212
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(a)
509,000 505,116
8.88%, 11/15/2031
(a)
555,000 583,270
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
140,000 137,145
4.75%, 1/15/2028
(a)
200,000 192,870
4.38%, 7/15/2030
(a)
410,000 377,299
3.38%, 1/15/2031
(a)
325,000 282,201
Summit Materials LLC / Summit Materials Finance Corp.
6.50%, 3/15/2027
(a)
192,000 191,900
5.25%, 1/15/2029
(a)
239,000 236,933
7.25%, 1/15/2031
(a)
210,000 218,324
Wilsonart LLC
,
11.00% , 8/15/2032
(a)
150,000 147,834
7,614,864

7
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Chemicals – 2.2%
Ashland, Inc.
,
6.88% , 5/15/2043 90,000 95,101
Avient Corp.
7.13%, 8/01/2030
(a)
278,000 285,988
6.25%, 11/01/2031
(a)
80,000 80,387
Axalta Coating Systems Dutch Holding B BV
,
7.25% , 2/15/2031
(a)
329,000 344,331
Axalta Coating Systems LLC
,
3.38% , 2/15/2029
(a)
112,000 103,019
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
,
4.75% , 6/15/2027
(a)
250,000 244,993
Cerdia Finanz GmbH
,
9.38% , 10/03/2031
(a)
200,000 205,641
Chemours Company (The)
5.38%, 5/15/2027 80,000 76,849
5.75%, 11/15/2028
(a)
220,000 203,667
4.63%, 11/15/2029
(a)
63,000 54,611
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
245,000 241,491
5.63%, 10/15/2028
(a)
206,000 167,758
12.00%, 2/15/2031
(a)
320,000 312,134
CVR Partners LP / CVR Nitrogen Finance Corp.
,
6.13% , 6/15/2028
(a)
55,000 52,611
Element Solutions, Inc.
,
3.88% , 9/01/2028
(a)
155,000 149,297
GPD Companies, Inc.
,
10.13% , 4/01/2026
(a)
90,000 85,544
HB Fuller Co.
4.00%, 2/15/2027 105,000 102,012
4.25%, 10/15/2028 75,000 71,067
Herens Holdco Sarl
,
4.75% , 5/15/2028
(a)
170,000 148,662
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
,
9.00% , 7/01/2028
(a)
115,000 116,499
INEOS Finance PLC
6.75%, 5/15/2028
(a)
349,000 351,693
7.50%, 4/15/2029
(a)
45,000 46,501
INEOS Quattro Finance 2 PLC
,
9.63% , 3/15/2029
(a)(b)
300,000 317,777
Ingevity Corporation
,
3.88% , 11/01/2028
(a)
2,000 1,843
Innophos Holdings, Inc.
,
9.38% , 2/15/2028
(a)
83,000 78,309
Iris Holdings, Inc.
,
8.75% , 2/15/2026
(a)(c)
65,000 60,747
Kobe US Midco 2, Inc.
,
9.25% , 11/01/2026
(a)(c)
69,037 58,303
LSF11 A5 HoldCo LLC
,
6.63% , 10/15/2029
(a)
31,000 31,625
Mativ Holdings, Inc.
,
8.00% , 10/01/2029
(a)
75,000 76,233
Minerals Technologies, Inc.
,
5.00% , 7/01/2028
(a)
115,000 111,337
OCI NV
,
6.70% , 3/16/2033
(a)
160,000 159,755
Olympus Water US Holding Corp.
7.13%, 10/01/2027
(a)
170,000 172,638
4.25%, 10/01/2028
(a)
100,000 94,191
9.75%, 11/15/2028
(a)
503,000 533,814
6.25%, 10/01/2029
(a)
71,000 68,308
7.25%, 6/15/2031
(a)
180,000 184,686
Rain Carbon, Inc.
,
12.25% , 9/01/2029
(a)
24,000 25,559
Rayonier AM Products, Inc.
,
7.63% , 1/15/2026
(a)
200,000 200,143
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
360,000 344,609
6.63%, 5/01/2029
(a)
210,000 203,612

8
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Chemicals – 2.2% (continued)
SCIL IV LLC / SCIL USA Holdings LLC
,
5.38% , 11/01/2026
(a)
285,000 281,713
SK Invictus Intermediate II Sarl
,
5.00% , 10/30/2029
(a)
10,000 9,474
SNF Group SACA
,
3.13% , 3/15/2027
(a)
191,000 181,624
TPC Group, Inc.
,
13.00% , 12/16/2027
(a)
8,572 8,660
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
,
5.13% , 4/01/2029
(a)
140,000 74,872
Tronox, Inc.
,
4.63% , 3/15/2029
(a)
90,000 81,583
Vibrantz Technologies, Inc.
,
9.00% , 2/15/2030
(a)
150,000 140,514
WR Grace Holdings LLC
4.88%, 6/15/2027
(a)
176,000 172,615
5.63%, 8/15/2029
(a)
359,000 331,486
7.38%, 3/01/2031
(a)
5,000 5,161
7,551,047
Coal – 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
,
8.63% , 6/15/2029
(a)
290,000 306,309
Conuma Resources Ltd.
,
13.13% , 5/01/2028
(a)
58,000 59,858
Coronado Finance Pty Ltd.
,
9.25% , 10/01/2029
(a)
83,000 84,899
SunCoke Energy, Inc.
,
4.88% , 6/30/2029
(a)
185,000 167,059
Warrior Met Coal, Inc.
,
7.88% , 12/01/2028
(a)
66,000 68,590
686,715
Commercial Services – 4.7%
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
90,000 84,157
4.88%, 7/15/2032
(a)
3,000 2,793
Adtalem Global Education, Inc.
,
5.50% , 3/01/2028
(a)
341,000 334,217
Albion Financing 1 Sarl / Aggreko Holdings, Inc.
,
6.13% , 10/15/2026
(a)
310,000 310,358
Albion Financing 2 Sarl
,
8.75% , 4/15/2027
(a)(b)
265,000 270,772
Allied Universal Holdco LLC
,
7.88% , 2/15/2031
(a)
720,000 732,969
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.75%, 7/15/2027
(a)
250,000 250,553
6.00%, 6/01/2029
(a)
285,000 260,804
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
270,000 253,018
4.63%, 6/01/2028
(a)
149,000 139,824
Alta Equipment Group, Inc.
,
9.00% , 6/01/2029
(a)
48,000 42,656
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
115,000 110,858
4.00%, 4/15/2029
(a)
5,000 4,611
APi Group DE, Inc.
4.13%, 7/15/2029
(a)
6,000 5,532
4.75%, 10/15/2029
(a)
5,000 4,743
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 7/15/2027
(a)
165,000 161,123
5.75%, 7/15/2027
(a)
56,000 55,019
4.75%, 4/01/2028
(a)(b)
224,000 210,331
5.38%, 3/01/2029
(a)(b)
8,000 7,449
8.25%, 1/15/2030
(a)(b)
137,000 139,867
8.00%, 2/15/2031
(a)(b)
3,000 3,065
Belron UK Finance PLC
,
5.75% , 10/15/2029
(a)
310,000 310,826
Block, Inc.
2.75%, 6/01/2026 162,000 156,148
3.50%, 6/01/2031 4,000 3,550
6.50%, 5/15/2032
(a)
302,000 307,482

9
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Commercial Services – 4.7% (continued)
Boost Newco Borrower LLC
,
7.50% , 1/15/2031
(a)
520,000 548,314
Brink's Company (The)
4.63%, 10/15/2027
(a)
95,000 92,276
6.50%, 6/15/2029
(a)
10,000 10,217
Carriage Services, Inc.
,
4.25% , 5/15/2029
(a)
13,000 11,919
Champions Financing, Inc.
,
8.75% , 2/15/2029
(a)(b)
160,000 161,522
Cimpress PLC
,
7.38% , 9/15/2032
(a)
140,000 137,808
CoreCivic, Inc.
4.75%, 10/15/2027 475,000 452,504
8.25%, 4/15/2029 200,000 210,307
CPI CG, Inc.
,
10.00% , 7/15/2029
(a)
112,000 117,893
Dcli Bidco LLC
,
7.75% , 11/15/2029
(a)
129,000 131,629
Deluxe Corp.
,
8.00% , 6/01/2029
(a)
195,000 183,802
EquipmentShare.com, Inc.
9.00%, 5/15/2028
(a)
206,000 213,093
8.63%, 5/15/2032
(a)
158,000 163,062
8.00%, 3/15/2033
(a)
75,000 75,926
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 14,603
9.50%, 11/01/2027
(a)
48,000 48,016
7.75%, 2/15/2028
(a)
22,000 22,716
6.00%, 6/01/2029
(a)
205,000 192,064
8.25%, 8/01/2032
(a)
210,000 208,874
Geo Group, Inc. (The)
8.63%, 4/15/2029 176,000 184,037
10.25%, 4/15/2031 270,000 289,435
Graham Holdings Co.
,
5.75% , 6/01/2026
(a)
153,000 153,003
Herc Holdings, Inc.
5.50%, 7/15/2027
(a)
544,000 539,743
6.63%, 6/15/2029
(a)
60,000 61,422
Hertz Corporation (The)
4.63%, 12/01/2026
(a)
81,000 61,151
12.63%, 7/15/2029
(a)(b)
50,000 53,007
5.00%, 12/01/2029
(a)(b)
175,000 113,327
Korn Ferry
,
4.63% , 12/15/2027
(a)
10,000 9,747
Matthews International Corp.
,
8.63% , 10/01/2027
(a)
109,000 112,318
Mavis Tire Express Services Topco Corp.
,
6.50% , 5/15/2029
(a)
95,000 90,980
Mobius Merger Sub, Inc.
,
9.00% , 6/01/2030
(a)
230,000 220,640
NESCO Holdings II, Inc.
,
5.50% , 4/15/2029
(a)
135,000 125,635
Paysafe Finance PLC / Paysafe Holdings US Corp.
,
4.00% , 6/15/2029
(a)(b)
63,000 58,031
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/2026
(a)
405,000 405,288
3.38%, 8/31/2027
(a)
400,000 376,181
6.25%, 1/15/2028
(a)
248,000 247,752
R.R. Donnelley & Sons Company
9.50%, 8/01/2029
(a)
460,000 463,321
10.88%, 8/01/2029
(a)
325,000 320,398
Raven Acquisition Holdings LLC
,
6.88% , 11/15/2031
(a)
330,000 329,699
RRD Parent, Inc.
,
10.00% , 10/15/2031
(a)(c)
57,330 101,199
Service Corporation International
7.50%, 4/01/2027 242,000 253,920
4.63%, 12/15/2027 36,000 35,250
5.13%, 6/01/2029 132,000 129,590
3.38%, 8/15/2030 80,000 70,737
4.00%, 5/15/2031 300,000 270,578

10
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Commercial Services – 4.7% (continued)
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026
(a)
185,000 182,251
6.75%, 8/15/2032
(a)
177,000 181,573
Signal Parent, Inc.
,
6.13% , 4/01/2029
(a)
90,000 58,637
Sotheby's
,
7.38% , 10/15/2027
(a)(b)
200,000 194,229
Sotheby's / Bidfair Holdings, Inc.
,
5.88% , 6/01/2029
(a)
100,000 87,887
StoneMor, Inc.
,
8.50% , 5/15/2029
(a)
115,000 102,393
TriNet Group, Inc.
3.50%, 3/01/2029
(a)
190,000 173,316
7.13%, 8/15/2031
(a)
103,000 105,424
United Rentals North America, Inc.
5.50%, 5/15/2027 28,000 27,953
3.88%, 11/15/2027 270,000 259,920
4.88%, 1/15/2028 499,000 488,018
5.25%, 1/15/2030 193,000 189,610
4.00%, 7/15/2030 173,000 159,660
3.88%, 2/15/2031 24,000 21,780
3.75%, 1/15/2032 308,000 273,139
6.13%, 3/15/2034
(a)
162,000 163,133
Upbound Group, Inc.
,
6.38% , 2/15/2029
(a)
183,000 174,091
VM Consolidated, Inc.
,
5.50% , 4/15/2029
(a)
5,000 4,836
Vortex Opco LLC
,
8.00% , 4/30/2030
(a)
50,000 18,703
VT Topco, Inc.
,
8.50% , 8/15/2030
(a)
60,000 63,132
Wand NewCo 3, Inc.
,
7.63% , 1/30/2032
(a)
415,000 428,643
WASH Multifamily Acquisition, Inc.
,
5.75% , 4/15/2026
(a)
8,000 7,981
Williams Scotsman, Inc.
6.63%, 6/15/2029
(a)
120,000 121,853
7.38%, 10/01/2031
(a)
6,000 6,215
WW International, Inc.
,
4.50% , 4/15/2029
(a)
79,000 19,870
ZipRecruiter, Inc.
,
5.00% , 1/15/2030
(a)(b)
280,000 253,031
16,002,937
Computers – 1.4%
Ahead DB Holdings LLC
,
6.63% , 5/01/2028
(a)
70,000 67,926
ASGN, Inc.
,
4.63% , 5/15/2028
(a)
444,000 424,278
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
,
6.00% , 11/01/2029
(a)
334,000 317,065
Crane NXT Co.
,
4.20% , 3/15/2048 180,000 124,394
Crowdstrike Holdings, Inc.
,
3.00% , 2/15/2029 100,000 90,954
Fortress Intermediate 3, Inc.
,
7.50% , 6/01/2031
(a)
180,000 187,186
Insight Enterprises, Inc.
,
6.63% , 5/15/2032
(a)
211,000 215,815
KBR, Inc.
,
4.75% , 9/30/2028
(a)
311,000 298,950
McAfee Corp.
,
7.38% , 2/15/2030
(a)
535,000 516,278
NCR Atleos Corp.
,
9.50% , 4/01/2029
(a)
455,000 500,996
NCR Voyix Corp.
5.00%, 10/01/2028
(a)
180,000 173,013
5.13%, 4/15/2029
(a)
123,000 117,397
Science Applications International Corp.
,
4.88% , 4/01/2028
(a)
155,000 151,849
Seagate HDD Cayman
4.88%, 6/01/2027 45,000 44,435
4.09%, 6/01/2029 134,000 126,374
3.13%, 7/15/2029 80,000 69,963
8.50%, 7/15/2031 135,000 145,462
9.63%, 12/01/2032 305,000 347,639
5.75%, 12/01/2034 65,000 63,953

11
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Computers – 1.4% (continued)
Unisys Corp.
,
6.88% , 11/01/2027
(a)
135,000 132,123
Vericast Corp.
,
12.50% , 12/15/2027
(a)
15,000 17,308
Virtusa Corporation
,
7.13% , 12/15/2028
(a)
159,000 154,329
Western Digital Corp.
,
4.75% , 2/15/2026 643,000 634,990
4,922,677
Cosmetics/Personal Care – 0.3%
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
282,000 278,462
4.13%, 4/01/2029
(a)
66,000 61,699
Oriflame Investment Holding PLC
,
5.13% , 5/04/2026
(a)
130,000 30,064
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 193,000 182,735
Series USD, 6.13%, 9/30/2032 34,000 33,534
4.90%, 12/15/2044 140,000 112,225
Prestige Brands, Inc.
,
5.13% , 1/15/2028
(a)
195,000 191,176
889,895
Distribution/Wholesale – 0.6%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028
(a)
225,000 213,868
3.88%, 11/15/2029
(a)
137,000 125,314
BCPE Empire Holdings, Inc.
,
7.63% , 5/01/2027
(a)
141,000 141,825
Dealer Tire LLC / DT Issuer LLC
,
8.00% , 2/01/2028
(a)
130,000 128,173
Gates Corp./DE
,
6.88% , 7/01/2029
(a)
30,000 30,863
H&E Equipment Services, Inc.
,
3.88% , 12/15/2028
(a)
230,000 212,473
Resideo Funding, Inc.
,
4.00% , 9/01/2029
(a)
125,000 115,077
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028
(a)
130,000 133,444
7.75%, 3/15/2031
(a)
415,000 437,853
Velocity Vehicle Group LLC
,
8.00% , 6/01/2029
(a)
40,000 41,139
Verde Purchaser LLC
,
10.50% , 11/30/2030
(a)
235,000 250,348
Windsor Holdings III LLC
,
8.50% , 6/15/2030
(a)
86,000 90,547
1,920,924
Diversified Financial Services – 5.3%
AG Issuer LLC
,
6.25% , 3/01/2028
(a)
7,000 6,844
AG TTMT Escrow Issuer LLC
,
8.63% , 9/30/2027
(a)
113,000 116,706
Ally Financial, Inc.
,
5.75% , 11/20/2025 212,000 212,762
Aretec Group, Inc.
7.50%, 4/01/2029
(a)
165,000 158,835
10.00%, 8/15/2030
(a)
165,000 179,838
Armor Holdco, Inc.
,
8.50% , 11/15/2029
(a)
90,000 88,199
Azorra Finance Ltd.
,
7.75% , 4/15/2030
(a)
150,000 148,353
Bread Financial Holdings, Inc.
,
9.75% , 3/15/2029
(a)
369,000 389,331
Brightsphere Investment Group, Inc.
,
4.80% , 7/27/2026 19,000 18,600
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
285,000 284,390
6.88%, 4/15/2030
(a)
325,000 326,311
9.25%, 7/01/2031
(a)
390,000 418,681
Cobra Acquisitionco LLC
6.38%, 11/01/2029
(a)
118,000 97,870
12.25%, 11/01/2029
(a)
50,000 51,093
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
345,000 308,090
3.63%, 10/01/2031
(a)
250,000 208,459

12
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Diversified Financial Services – 5.3% (continued)
Credit Acceptance Corp.
,
9.25% , 12/15/2028
(a)
239,000 253,358
Encore Capital Group, Inc.
,
8.50% , 5/15/2030
(a)
111,000 117,019
Enova International, Inc.
11.25%, 12/15/2028
(a)
284,000 305,821
9.13%, 8/01/2029
(a)
130,000 133,677
Focus Financial Partners LLC
,
6.75% , 9/15/2031
(a)
270,000 268,263
Freedom Mortgage Holdings LLC
9.25%, 2/01/2029
(a)
444,000 455,216
9.13%, 5/15/2031
(a)
290,000 295,315
GGAM Finance Ltd.
7.75%, 5/15/2026
(a)
200,000 203,748
8.00%, 2/15/2027
(a)
215,000 222,142
8.00%, 6/15/2028
(a)
80,000 84,523
Global Aircraft Leasing Co. Ltd.
,
8.75% , 9/01/2027
(a)
330,000 340,962
goeasy Ltd.
4.38%, 5/01/2026
(a)
35,000 34,849
9.25%, 12/01/2028
(a)
248,000 264,498
7.63%, 7/01/2029
(a)
509,000 523,088
6.88%, 5/15/2030
(a)
81,000 82,047
Hightower Holding LLC
6.75%, 4/15/2029
(a)
146,000 143,556
9.13%, 1/31/2030
(a)
70,000 73,849
Jane Street Group / JSG Finance, Inc.
7.13%, 4/30/2031
(a)
271,000 280,911
6.13%, 11/01/2032
(a)
320,000 320,873
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.00%, 8/15/2028
(a)
509,000 469,846
6.63%, 10/15/2031
(a)
142,000 141,520
Jefferson Capital Holdings LLC
6.00%, 8/15/2026
(a)
203,000 202,396
9.50%, 2/15/2029
(a)
295,000 313,885
LD Holdings Group LLC
8.75%, 11/01/2027
(a)
130,000 124,459
6.13%, 4/01/2028
(a)
143,000 123,538
LFS Topco LLC
,
5.88% , 10/15/2026
(a)
30,000 28,266
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
461,000 436,149
5.63%, 1/15/2030
(a)
300,000 265,809
Nationstar Mortgage Holdings, Inc.
5.00%, 2/01/2026
(a)
85,000 84,188
6.00%, 1/15/2027
(a)
223,000 222,137
5.50%, 8/15/2028
(a)
150,000 146,553
6.50%, 8/01/2029
(a)
120,000 120,088
5.13%, 12/15/2030
(a)
160,000 149,910
5.75%, 11/15/2031
(a)
173,000 165,659
7.13%, 2/01/2032
(a)
245,000 250,527
Navient Corp.
6.75%, 6/15/2026 39,000 39,755
5.00%, 3/15/2027 149,000 146,542
4.88%, 3/15/2028 160,000 152,394
5.50%, 3/15/2029 135,000 128,600
9.38%, 7/25/2030 89,000 96,532
11.50%, 3/15/2031 120,000 134,747
5.63%, 8/01/2033 125,000 107,899

13
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Diversified Financial Services – 5.3% (continued)
OneMain Finance Corp.
7.13%, 3/15/2026 476,000 487,662
3.50%, 1/15/2027 222,000 211,848
6.63%, 1/15/2028 194,000 196,895
3.88%, 9/15/2028 210,000 193,847
9.00%, 1/15/2029 276,000 292,077
5.38%, 11/15/2029 124,000 118,777
7.88%, 3/15/2030
(b)
436,000 453,670
4.00%, 9/15/2030 130,000 114,427
7.50%, 5/15/2031 251,000 256,653
7.13%, 11/15/2031 250,000 252,684
Osaic Holdings, Inc.
,
10.75% , 8/01/2027
(a)
60,000 61,917
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.
,
6.38% , 2/01/2027
(a)
235,000 231,626
PennyMac Financial Services, Inc.
4.25%, 2/15/2029
(a)
382,000 356,531
7.88%, 12/15/2029
(a)
140,000 146,844
7.13%, 11/15/2030
(a)
244,000 247,655
5.75%, 9/15/2031
(a)
82,000 78,433
PHH Mortgage Corp.
,
7.88% , 3/15/2026
(a)
110,000 112,230
PRA Group, Inc.
8.38%, 2/01/2028
(a)
261,000 268,570
5.00%, 10/01/2029
(a)
305,000 276,153
8.88%, 1/31/2030
(a)
270,000 280,286
Provident Funding Associates LP / PFG Finance Corp.
,
9.75% , 9/15/2029
(a)
40,000 40,953
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026
(a)
78,000 74,284
3.88%, 3/01/2031
(a)
267,000 237,640
4.00%, 10/15/2033
(a)
107,000 92,169
StoneX Group, Inc.
,
7.88% , 3/01/2031
(a)
156,000 164,204
Synchrony Financial
,
7.25% , 2/02/2033 193,000 197,373
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
315,000 313,721
5.75%, 6/15/2027
(a)
357,000 351,044
5.50%, 4/15/2029
(a)
365,000 347,966
VFH Parent LLC / Valor Co.-Issuer, Inc.
,
7.50% , 6/15/2031
(a)
50,000 51,421
World Acceptance Corporation
,
7.00% , 11/01/2026
(a)
95,000 94,059
18,073,095
Electric – 2.2%
AES Corp. (The)
,
7.60% , 1/15/2055 225,000 232,846
Algonquin Power & Utilities Corp.
,
4.75% , 1/18/2082 325,000 303,815
Alpha Generation LLC
,
6.75% , 10/15/2032
(a)
244,000 247,599
Atlantica Sustainable Infrastructure PLC
,
4.13% , 6/15/2028
(a)
5,000 4,777
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC
,
6.38% , 2/15/2032
(a)
195,000 194,095
Calpine Corp.
4.50%, 2/15/2028
(a)
234,000 225,394
5.13%, 3/15/2028
(a)
399,000 390,194
4.63%, 2/01/2029
(a)
124,000 117,778
5.00%, 2/01/2031
(a)
169,000 159,495
3.75%, 3/01/2031
(a)
110,000 99,114
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
239,000 231,853
3.75%, 2/15/2031
(a)
30,000 26,810

14
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Electric – 2.2% (continued)
Edison International
,
8.13% , 6/15/2053 130,000 136,530
Eushi Finance, Inc.
,
7.63% , 12/15/2054
(a)
120,000 124,485
Leeward Renewable Energy Operations LLC
,
4.25% , 7/01/2029
(a)
275,000 257,028
Lightning Power LLC
,
7.25% , 8/15/2032
(a)
422,000 439,223
NextEra Energy Operating Partners LP
4.50%, 9/15/2027
(a)
31,000 29,759
7.25%, 1/15/2029
(a)
167,000 171,854
NRG Energy, Inc.
5.75%, 1/15/2028 115,000 115,164
3.38%, 2/15/2029
(a)
110,000 100,457
5.25%, 6/15/2029
(a)
127,000 124,120
3.63%, 2/15/2031
(a)
135,000 119,566
6.00%, 2/01/2033
(a)
240,000 238,783
6.25%, 11/01/2034
(a)
240,000 239,957
Panoche Energy Center LLC
,
6.89% , 7/31/2029
(a)
13,678 12,275
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
,
4.50% , 8/15/2028
(a)
210,000 199,510
PG&E Corp.
5.00%, 7/01/2028 201,000 196,538
5.25%, 7/01/2030 305,000 297,399
7.38%, 3/15/2055 260,000 268,937
Pike Corp.
5.50%, 9/01/2028
(a)
156,000 152,739
8.63%, 1/31/2031
(a)
78,000 83,106
Talen Energy Supply LLC
,
8.63% , 6/01/2030
(a)
227,000 244,869
TerraForm Global Operating LP
,
6.13% , 3/01/2026
(a)
125,000 125,028
TransAlta Corp.
,
7.75% , 11/15/2029 117,000 123,499
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
151,000 150,781
5.63%, 2/15/2027
(a)
236,000 235,377
5.00%, 7/31/2027
(a)
321,000 316,963
4.38%, 5/01/2029
(a)
287,000 273,434
7.75%, 10/15/2031
(a)
287,000 303,207
6.88%, 4/15/2032
(a)
255,000 263,628
7,577,986
Electrical Components & Equipment – 0.2%
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
5,000 5,057
4.75%, 6/15/2028
(a)(b)
28,000 26,941
4.38%, 3/31/2029
(a)
29,000 27,101
EnerSys
4.38%, 12/15/2027
(a)
158,000 152,465
6.63%, 1/15/2032
(a)
96,000 98,599
WESCO Distribution, Inc.
7.25%, 6/15/2028
(a)
281,000 287,539
6.38%, 3/15/2029
(a)(b)
223,000 227,457
6.63%, 3/15/2032
(a)
30,000 30,758
855,917
Electronics – 0.4%
Coherent Corp.
,
5.00% , 12/15/2029
(a)
102,000 97,806
Imola Merger Corp.
,
4.75% , 5/15/2029
(a)
730,000 709,885
Sensata Technologies BV
4.00%, 4/15/2029
(a)
160,000 149,510
5.88%, 9/01/2030
(a)
264,000 261,238

15
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Electronics – 0.4% (continued)
Sensata Technologies, Inc.
3.75%, 2/15/2031
(a)
316,000 282,199
6.63%, 7/15/2032
(a)
30,000 30,388
TTM Technologies, Inc.
,
4.00% , 3/01/2029
(a)
12,000 11,217
1,542,243
Energy-Alternate Sources – 0.4%
Sunnova Energy Corp.
5.88%, 9/01/2026
(a)
172,000 154,872
11.75%, 10/01/2028
(a)
25,000 20,425
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
649,000 634,331
4.75%, 1/15/2030
(a)
426,000 398,336
1,207,964
Engineering & Construction – 0.8%
AECOM
,
5.13% , 3/15/2027 145,000 144,113
Arcosa, Inc.
4.38%, 4/15/2029
(a)
145,000 136,653
6.88%, 8/15/2032
(a)
279,000 286,181
Artera Services LLC
,
8.50% , 2/15/2031
(a)
201,000 199,226
ASG Finance Designated Activity Co.
,
9.75% , 5/15/2029
(a)
280,000 280,478
Brand Industrial Services, Inc.
,
10.38% , 8/01/2030
(a)
430,000 456,847
Brundage-Bone Concrete Pumping Holdings, Inc.
,
6.00% , 2/01/2026
(a)
84,000 83,594
Dycom Industries, Inc.
,
4.50% , 4/15/2029
(a)
165,000 155,662
Fluor Corp.
,
4.25% , 9/15/2028 5,000 4,805
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
220,000 214,503
7.50%, 4/15/2032
(a)
235,000 238,881
Great Lakes Dredge & Dock Corp.
,
5.25% , 6/01/2029
(a)
10,000 9,389
Railworks Holdings LP / Railworks Rally, Inc.
,
8.25% , 11/15/2028
(a)
10,000 10,252
TopBuild Corp.
,
3.63% , 3/15/2029
(a)
210,000 192,339
Tutor Perini Corp.
,
11.88% , 4/30/2029
(a)
120,000 131,072
Weekley Homes LLC / Weekley Finance Corp.
,
4.88% , 9/15/2028
(a)
195,000 186,503
2,730,498
Entertainment – 2.8%
Affinity Interactive
,
6.88% , 12/15/2027
(a)
314,000 257,430
Allen Media LLC / Allen Media Co.-Issuer, Inc.
,
10.50% , 2/15/2028
(a)
160,000 71,621
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)(c)
110,000 110,389
7.50%, 2/15/2029
(a)
190,000 164,023
Banijay Entertainment SASU
,
8.13% , 5/01/2029
(a)
150,000 155,463
Boyne USA, Inc.
,
4.75% , 5/15/2029
(a)
59,000 56,222
Caesars Entertainment, Inc.
8.13%, 7/01/2027
(a)
72,000 73,453
4.63%, 10/15/2029
(a)(b)
143,000 134,027
7.00%, 2/15/2030
(a)
343,000 351,578
6.50%, 2/15/2032
(a)
209,000 212,148
6.00%, 10/15/2032
(a)
282,000 275,476
CCM Merger, Inc.
,
6.38% , 5/01/2026
(a)
10,000 9,969
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.38%, 4/15/2027 200,000 198,139
6.50%, 10/01/2028 16,000 16,115
5.25%, 7/15/2029 60,000 57,792
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
331,000 328,904
4.75%, 1/15/2028
(a)
432,000 418,991

16
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Entertainment – 2.8% (continued)
Churchill Downs, Inc. (continued)
5.75%, 4/01/2030
(a)
674,000 663,326
6.75%, 5/01/2031
(a)
232,000 236,143
Cinemark USA, Inc.
5.25%, 7/15/2028
(a)
36,000 35,347
7.00%, 8/01/2032
(a)
150,000 153,877
Empire Resorts, Inc.
,
7.75% , 11/01/2026
(a)
339,000 323,488
Everi Holdings, Inc.
,
5.00% , 7/15/2029
(a)
42,000 41,733
Great Canadian Gaming Corporation
,
8.75% , 11/15/2029
(a)
166,000 166,000
International Game Technology PLC
,
6.25% , 1/15/2027
(a)
204,000 206,038
Jacobs Entertainment, Inc.
,
6.75% , 2/15/2029
(a)
18,000 17,713
Light & Wonder International, Inc.
7.00%, 5/15/2028
(a)
260,000 261,141
7.25%, 11/15/2029
(a)
310,000 316,858
7.50%, 9/01/2031
(a)
273,000 282,203
Lions Gate Capital Holdings LLC
,
5.50% , 4/15/2029
(a)
80,000 57,886
Live Nation Entertainment, Inc.
6.50%, 5/15/2027
(a)
256,000 259,483
4.75%, 10/15/2027
(a)(b)
516,000 501,872
3.75%, 1/15/2028
(a)
160,000 151,708
Merlin Entertainments Group US Holdings, Inc.
,
7.38% , 2/15/2031
(a)
160,000 156,970
Merlin Entertainments Ltd.
,
5.75% , 6/15/2026
(a)
224,000 220,798
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
,
4.88% , 5/01/2029
(a)
360,000 340,028
Mohegan Tribal Gaming Authority
8.00%, 2/01/2026
(a)
512,000 508,565
13.25%, 12/15/2027
(a)
50,000 56,688
Odeon Finco PLC
,
12.75% , 11/01/2027
(a)
80,000 84,238
Ontario Gaming GTA LP / OTG Co.-Issuer, Inc.
,
8.00% , 8/01/2030
(a)
23,000 23,645
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)(b)
35,000 34,361
4.13%, 7/01/2029
(a)
9,000 8,075
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
170,000 120,109
5.88%, 9/01/2031
(a)
198,000 128,325
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC
,
4.88% , 11/01/2026
(a)
15,000 14,847
Resorts World Las Vegas LLC / RWLV Capital, Inc.
,
4.63% , 4/16/2029 200,000 176,369
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
,
6.63% , 3/01/2030
(a)
134,000 130,556
SeaWorld Parks & Entertainment, Inc.
,
5.25% , 8/15/2029
(a)
36,000 34,596
Six Flags Entertainment Corp.
5.50%, 4/15/2027
(a)
255,000 253,326
7.25%, 5/15/2031
(a)
256,000 262,380
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
,
6.63% , 5/01/2032
(a)
40,000 40,739
Speedway Motorsports LLC / Speedway Funding II, Inc.
,
4.88% , 11/01/2027
(a)
1,000 978
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029
(a)
89,000 86,405
7.13%, 2/15/2031
(a)
153,000 160,900
6.25%, 3/15/2033
(a)
30,000 29,867
9,439,321
Environmental Control – 0.8%
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
152,000 149,748
5.13%, 7/15/2029
(a)
225,000 218,650
6.38%, 2/01/2031
(a)
325,000 326,923

17
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Environmental Control – 0.8% (continued)
Enviri Corp.
,
5.75% , 7/31/2027
(a)
80,000 77,068
GFL Environmental, Inc.
5.13%, 12/15/2026
(a)
339,000 336,014
4.00%, 8/01/2028
(a)
140,000 132,298
3.50%, 9/01/2028
(a)
122,000 114,368
4.75%, 6/15/2029
(a)
8,000 7,645
4.38%, 8/15/2029
(a)
8,000 7,497
6.75%, 1/15/2031
(a)
202,000 207,980
Madison IAQ LLC
4.13%, 6/30/2028
(a)
176,000 166,630
5.88%, 6/30/2029
(a)
333,000 315,755
Reworld Holding Corp.
4.88%, 12/01/2029
(a)
260,000 242,454
5.00%, 9/01/2030 130,000 119,386
Stericycle, Inc.
,
3.88% , 1/15/2029
(a)
15,000 14,834
Waste Pro USA, Inc.
,
5.50% , 2/15/2026
(a)
192,000 191,510
Wrangler Holdco Corp.
,
6.63% , 4/01/2032
(a)
180,000 183,701
2,812,461
Food – 2.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
126,000 121,721
7.50%, 3/15/2026
(a)
99,000 100,213
4.63%, 1/15/2027
(a)
450,000 441,119
5.88%, 2/15/2028
(a)
190,000 190,320
6.50%, 2/15/2028
(a)
58,000 58,996
3.50%, 3/15/2029
(a)
292,000 269,922
4.88%, 2/15/2030
(a)
181,000 176,914
B&G Foods, Inc.
5.25%, 9/15/2027
(b)
35,000 33,956
8.00%, 9/15/2028
(a)
82,000 85,196
C&S Group Enterprises LLC
,
5.00% , 12/15/2028
(a)
95,000 78,923
Chobani Holdco II LLC
,
8.75% , 10/01/2029
(a)(c)
170,000 175,557
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028
(a)
5,000 4,801
7.63%, 7/01/2029
(a)
265,000 276,232
Fiesta Purchaser, Inc.
7.88%, 3/01/2031
(a)
110,000 115,517
9.63%, 9/15/2032
(a)
130,000 136,413
H-Food Holdings LLC / Hearthside Finance Co., Inc.
,
8.50% , 6/01/2026
(a)
40,000 2,953
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
,
9.00% , 2/15/2029
(a)
364,000 377,179
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
160,000 156,684
4.13%, 1/31/2030
(a)
297,000 275,740
4.38%, 1/31/2032
(a)
180,000 164,795
Land O'Lakes Capital Trust I
,
7.45% , 3/15/2028
(a)
5,000 4,921
Performance Food Group, Inc.
5.50%, 10/15/2027
(a)
419,000 415,839
4.25%, 8/01/2029
(a)
543,000 508,135
6.13%, 9/15/2032
(a)
512,000 514,589
Post Holdings, Inc.
5.63%, 1/15/2028
(a)
234,000 236,056
5.50%, 12/15/2029
(a)
514,000 501,346
4.63%, 4/15/2030
(a)
581,000 543,281
4.50%, 9/15/2031
(a)
370,000 336,953
6.25%, 2/15/2032
(a)
240,000 242,988

18
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Food – 2.3% (continued)
Post Holdings, Inc. (continued)
6.38%, 3/01/2033
(a)
599,000 593,141
Sigma Holdco BV
,
7.88% , 5/15/2026
(a)
130,000 128,839
TreeHouse Foods, Inc.
,
4.00% , 9/01/2028 220,000 199,686
United Natural Foods, Inc.
,
6.75% , 10/15/2028
(a)
58,000 56,004
US Foods, Inc.
4.75%, 2/15/2029
(a)
120,000 115,641
7.25%, 1/15/2032
(a)
145,000 150,817
Viking Baked Goods Acquisition Corp.
,
8.63% , 11/01/2031
(a)
225,000 224,477
8,015,864
Food Service – 0.3%
Aramark Services, Inc.
,
5.00% , 2/01/2028
(a)
627,000 615,887
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
150,000 147,667
10.50%, 5/15/2029
(a)
240,000 242,429
1,005,983
Forest Products & Paper – 0.2%
Ahlstrom Holding 3 Oy
,
4.88% , 2/04/2028
(a)
6,000 5,679
Domtar Corp.
,
6.75% , 10/01/2028
(a)
240,000 219,563
Glatfelter Corp.
,
4.75% , 11/15/2029
(a)
208,000 186,891
Magnera Corp.
,
7.25% , 11/15/2031
(a)
150,000 148,876
Mercer International, Inc.
5.50%, 1/15/2026 50,000 50,000
12.88%, 10/01/2028
(a)(b)
35,000 37,080
5.13%, 2/01/2029
(b)
75,000 64,741
712,830
Gas – 0.3%
AltaGas Ltd.
,
7.20% , 10/15/2054
(a)
220,000 221,199
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/2026 215,000 210,546
5.75%, 5/20/2027 353,000 340,363
9.38%, 6/01/2028
(a)(b)
196,000 201,641
South Jersey Industries, Inc.
,
5.02% , 4/15/2031 210,000 173,306
1,147,055
Hand/Machine Tools – 0.1%
Werner FinCo LP / Werner FinCo, Inc.
,
11.50% , 6/15/2028
(a)
205,000 227,603
227,603
Healthcare-Products – 1.3%
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
447,000 432,088
3.88%, 11/01/2029
(a)
229,000 211,216
Bausch + Lomb Corp.
,
8.38% , 10/01/2028
(a)
455,000 478,110
Embecta Corp.
5.00%, 2/15/2030
(a)(b)
81,000 73,430
6.75%, 2/15/2030
(a)
197,000 183,821
Hologic, Inc.
4.63%, 2/01/2028
(a)
2,000 1,957
3.25%, 2/15/2029
(a)
180,000 165,310
Medline Borrower LP
3.88%, 4/01/2029
(a)
1,076,000 1,007,194
5.25%, 10/01/2029
(a)
784,000 759,806

19
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Healthcare-Products – 1.3% (continued)
Medline Borrower LP / Medline Co.-Issuer, Inc.
,
6.25% , 4/01/2029
(a)
240,000 244,382
Neogen Food Safety Corp.
,
8.63% , 7/20/2030
(a)
70,000 75,791
Sotera Health Holdings LLC
,
7.38% , 6/01/2031
(a)
145,000 148,342
Teleflex, Inc.
4.63%, 11/15/2027 260,000 255,388
4.25%, 6/01/2028
(a)
210,000 201,383
Varex Imaging Corp.
,
7.88% , 10/15/2027
(a)
290,000 294,709
4,532,927
Healthcare-Services – 4.2%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
225,000 218,304
5.00%, 4/15/2029
(a)
306,000 286,677
AHP Health Partners, Inc.
,
5.75% , 7/15/2029
(a)
175,000 169,329
Catalent Pharma Solutions, Inc.
,
5.00% , 7/15/2027
(a)
151,000 150,008
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
254,000 241,828
3.75%, 3/15/2029
(a)
171,000 156,779
4.00%, 3/15/2031
(a)
74,000 66,203
CHS/Community Health Systems, Inc.
5.63%, 3/15/2027
(a)
639,000 623,016
8.00%, 12/15/2027
(a)
130,000 129,675
6.88%, 4/01/2028
(a)
200,000 165,510
6.00%, 1/15/2029
(a)
155,000 145,957
6.88%, 4/15/2029
(a)
245,000 206,647
6.13%, 4/01/2030
(a)
250,000 195,656
5.25%, 5/15/2030
(a)
430,000 375,669
4.75%, 2/15/2031
(a)
198,000 165,221
10.88%, 1/15/2032
(a)
445,000 477,300
DaVita, Inc.
4.63%, 6/01/2030
(a)
1,041,000 957,550
3.75%, 2/15/2031
(a)
462,000 402,026
6.88%, 9/01/2032
(a)
334,000 335,637
Encompass Health Corp.
4.50%, 2/01/2028 324,000 315,073
4.75%, 2/01/2030 301,000 289,512
4.63%, 4/01/2031 131,000 123,293
Fortrea Holdings, Inc.
,
7.50% , 7/01/2030
(a)
189,000 186,063
HAH Group Holding Company, LLC
,
9.75% , 10/01/2031
(a)
220,000 224,195
HealthEquity, Inc.
,
4.50% , 10/01/2029
(a)
3,000 2,854
Heartland Dental LLC / Heartland Dental Finance Corp.
,
10.50% , 4/30/2028
(a)
410,000 436,467
IQVIA, Inc.
5.00%, 10/15/2026
(a)
512,000 506,534
5.00%, 5/15/2027
(a)
350,000 345,607
6.50%, 5/15/2030
(a)
5,000 5,156
Kedrion SpA
,
6.50% , 9/01/2029
(a)
282,000 265,113
Legacy LifePoint Health LLC
,
4.38% , 2/15/2027
(a)
181,000 175,644
LifePoint Health, Inc.
5.38%, 1/15/2029
(a)
81,000 74,077
9.88%, 8/15/2030
(a)
305,000 333,598
11.00%, 10/15/2030
(a)
481,000 536,462
10.00%, 6/01/2032
(a)
280,000 298,936
ModivCare Escrow Issuer, Inc.
,
5.00% , 10/01/2029
(a)(b)
96,000 65,556
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
243,000 233,188
3.88%, 5/15/2032
(a)
105,000 93,132

20
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Healthcare-Services – 4.2% (continued)
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
142,000 96,962
5.75%, 11/01/2028
(a)
222,000 100,462
Prime Healthcare Services, Inc.
,
9.38% , 9/01/2029
(a)
484,000 492,230
Radiology Partners, Inc.
,
9.78% , 2/15/2030
(a)(c)
177,431 167,816
Select Medical Corp.
,
6.25% , 8/15/2026
(a)
376,000 376,939
Star Parent, Inc.
,
9.00% , 10/01/2030
(a)
470,000 488,802
Surgery Center Holdings, Inc.
,
7.25% , 4/15/2032
(a)
140,000 144,092
Tenet Healthcare Corp.
5.13%, 11/01/2027 221,000 219,215
4.63%, 6/15/2028 235,000 227,337
6.13%, 10/01/2028 291,000 290,882
4.25%, 6/01/2029 326,000 308,537
4.38%, 1/15/2030 300,000 281,337
6.13%, 6/15/2030 425,000 426,382
6.75%, 5/15/2031 355,000 362,907
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 188,000 182,981
4.98%, 11/15/2045 30,000 22,552
6.02%, 11/15/2048 80,000 71,023
US Acute Care Solutions LLC
,
9.75% , 5/15/2029
(a)
135,000 137,723
14,377,631
Holding Companies-Diversified – 0.3%
Benteler International AG
,
10.50% , 5/15/2028
(a)
324,000 335,694
Stena International SA
7.25%, 1/15/2031
(a)
215,000 223,584
7.63%, 2/15/2031
(a)
310,000 323,886
883,164
Home Builders – 2.0%
Adams Homes, Inc.
,
9.25% , 10/15/2028
(a)
300,000 313,235
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/2028
(a)
150,000 149,982
4.63%, 4/01/2030
(a)
26,000 23,941
Beazer Homes USA, Inc.
5.88%, 10/15/2027 50,000 49,589
7.25%, 10/15/2029 5,000 5,082
7.50%, 3/15/2031
(a)
145,000 149,211
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 9/15/2027
(a)
404,000 400,975
4.88%, 2/15/2030
(a)
411,000 382,671
Century Communities, Inc.
6.75%, 6/01/2027 202,000 203,217
3.88%, 8/15/2029
(a)
262,000 238,178
Dream Finders Homes, Inc.
,
8.25% , 8/15/2028
(a)
285,000 298,147
Empire Communities Corp.
,
9.75% , 5/01/2029
(a)
206,000 215,585
Forestar Group, Inc.
3.85%, 5/15/2026
(a)
280,000 272,987
5.00%, 3/01/2028
(a)
242,000 231,252
Installed Building Products, Inc.
,
5.75% , 2/01/2028
(a)
140,000 139,065
K.Hovnanian Enterprises, Inc.
,
11.75% , 9/30/2029
(a)
65,000 71,638
KB Home
,
6.88% , 6/15/2027 110,000 113,555
Landsea Homes Corp.
,
8.88% , 4/01/2029
(a)
80,000 81,867
LGI Homes, Inc.
8.75%, 12/15/2028
(a)
407,000 428,544
4.00%, 7/15/2029
(a)
334,000 299,178

21
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Home Builders – 2.0% (continued)
M/I Homes, Inc.
4.95%, 2/01/2028 126,000 121,829
3.95%, 2/15/2030 50,000 45,527
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
248,000 244,449
4.63%, 3/01/2030
(a)
193,000 180,616
New Home Co., Inc. (The)
,
9.25% , 10/01/2029
(a)
374,000 391,969
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 181,000 172,814
4.75%, 4/01/2029 43,000 40,764
STL Holding Co. LLC
,
8.75% , 2/15/2029
(a)
270,000 286,862
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
145,000 145,803
5.75%, 1/15/2028
(a)
225,000 224,941
5.13%, 8/01/2030
(a)
150,000 145,343
Thor Industries, Inc.
,
4.00% , 10/15/2029
(a)
205,000 187,057
TRI Pointe Group, Inc.
5.25%, 6/01/2027 116,000 114,597
5.70%, 6/15/2028 186,000 184,833
Winnebago Industries, Inc.
,
6.25% , 7/15/2028
(a)
315,000 313,348
6,868,651
Home Furnishings – 0.1%
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
296,000 272,593
3.88%, 10/15/2031
(a)
196,000 170,644
443,237
Household Products/Wares – 0.1%
ACCO Brands Corp.
,
4.25% , 3/15/2029
(a)
90,000 82,551
Central Garden & Pet Co.
5.13%, 2/01/2028 45,000 44,310
4.13%, 4/30/2031
(a)
1,000 895
Kronos Acquisition Holdings, Inc.
,
8.25% , 6/30/2031
(a)
60,000 59,367
187,123
Housewares – 0.5%
Newell Brands, Inc.
5.70%, 4/01/2026 375,000 375,895
6.38%, 9/15/2027 55,000 55,672
6.63%, 9/15/2029
(b)
92,000 93,763
6.38%, 5/15/2030 247,000 248,524
6.63%, 5/15/2032 102,000 102,448
6.88%, 4/01/2036 80,000 79,612
7.00%, 4/01/2046 235,000 217,834
Scotts Miracle-GRO Company (The)
5.25%, 12/15/2026 143,000 142,537
4.50%, 10/15/2029 55,000 51,941
4.00%, 4/01/2031 66,000 59,026
4.38%, 2/01/2032 4,000 3,611
SWF Escrow Issuer Corp.
,
6.50% , 10/01/2029
(a)
180,000 117,679
1,548,542
Insurance – 2.2%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 2/01/2029
(a)
237,000 240,913
4.25%, 2/15/2029
(a)
125,000 117,601
8.50%, 6/15/2029
(a)
150,000 154,014
6.00%, 8/01/2029
(a)
98,000 92,639

22
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Insurance – 2.2% (continued)
Acrisure LLC / Acrisure Finance, Inc. (continued)
7.50%, 11/06/2030
(a)
205,000 208,203
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
164,000 155,568
6.75%, 10/15/2027
(a)
365,000 363,640
6.75%, 4/15/2028
(a)
311,000 312,805
5.88%, 11/01/2029
(a)
186,000 175,687
7.00%, 1/15/2031
(a)
245,000 246,804
6.50%, 10/01/2031
(a)
340,000 337,336
AmWINS Group, Inc.
6.38%, 2/15/2029
(a)
140,000 140,785
4.88%, 6/30/2029
(a)
53,000 49,885
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves
,
7.88% ,
11/01/2029
(a)
190,000 190,015
Ardonagh Finco Ltd.
,
7.75% , 2/15/2031
(a)
20,000 20,511
Ardonagh Group Finance Ltd.
,
8.88% , 2/15/2032
(a)
500,000 511,919
AssuredPartners, Inc.
5.63%, 1/15/2029
(a)
230,000 217,697
7.50%, 2/15/2032
(a)
25,000 25,187
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance
,
7.13% , 5/15/2031
(a)
134,000 137,003
Broadstreet Partners, Inc.
,
5.88% , 4/15/2029
(a)
246,000 234,478
Constellation Insurance, Inc.
,
6.80% , 1/24/2030
(a)
1,000 987
Genworth Holdings, Inc.
,
6.50% , 6/15/2034 115,000 114,137
Global Atlantic Finance Co.
,
4.70% , 10/15/2051
(a)
274,000 262,663
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 2/15/2031
(a)
190,000 193,925
8.13%, 2/15/2032
(a)
230,000 232,912
HUB International Ltd.
5.63%, 12/01/2029
(a)
99,000 95,714
7.25%, 6/15/2030
(a)
730,000 755,449
7.38%, 1/31/2032
(a)
605,000 617,332
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(a)
30,000 31,778
10.50%, 12/15/2030
(a)
145,000 156,200
Liberty Mutual Group, Inc.
4.13%, 12/15/2051
(a)
110,000 103,551
4.30%, 2/01/2061
(a)
1,000 660
Panther Escrow Issuer LLC
,
7.13% , 6/01/2031
(a)
725,000 740,495
Provident Financing Trust I
,
7.41% , 3/15/2038 20,000 21,670
Ryan Specialty LLC
4.38%, 2/01/2030
(a)(b)
10,000 9,483
5.88%, 8/01/2032
(a)
144,000 143,391
Sagicor Financial Co. Ltd.
,
5.30% , 5/13/2028
(a)(b)
86,000 83,769
USI, Inc.
,
7.50% , 1/15/2032
(a)
185,000 188,815
Wilton RE Ltd.
,
6.00%
(a)(d)
5,000 4,762
7,690,383
Internet – 1.6%
Acuris Finance US, Inc. / Acuris Finance Sarl
5.00%, 5/01/2028
(a)
55,000 49,597
9.00%, 8/01/2029
(a)
170,000 166,692
Angi Group LLC
,
3.88% , 8/15/2028
(a)
32,000 28,981
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
117,000 107,285
6.13%, 12/01/2028
(a)
186,000 163,845

23
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Internet – 1.6% (continued)
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
14,000 13,294
5.63%, 9/15/2028
(a)
145,000 134,821
Cogent Communications Group LLC
3.50%, 5/01/2026
(a)
165,000 160,446
7.00%, 6/15/2027
(a)
256,000 258,834
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.
,
7.00% , 6/15/2027
(a)
290,000 291,452
Gen Digital, Inc.
6.75%, 9/30/2027
(a)
336,000 341,855
7.13%, 9/30/2030
(a)
41,000 42,443
GoDaddy Operating Company LLC / GD Finance Co., Inc.
5.25%, 12/01/2027
(a)
164,000 161,988
3.50%, 3/01/2029
(a)
138,000 127,258
GrubHub Holdings, Inc.
,
5.50% , 7/01/2027
(a)
111,000 103,377
ION Trading Technologies Sarl
5.75%, 5/15/2028
(a)
5,000 4,517
9.50%, 5/30/2029
(a)
330,000 335,775
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
200,000 195,185
4.63%, 6/01/2028
(a)(b)
200,000 192,245
5.63%, 2/15/2029
(a)
23,000 22,679
4.13%, 8/01/2030
(a)
155,000 140,922
3.63%, 10/01/2031
(a)
9,000 7,883
Millennium Escrow Corp.
,
6.63% , 8/01/2026
(a)
263,000 168,394
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028
(a)
125,000 123,621
6.00%, 2/15/2029
(a)
91,000 61,246
Rakuten Group, Inc.
11.25%, 2/15/2027
(a)
503,000 546,563
9.75%, 4/15/2029
(a)
610,000 657,626
5.13%
(a)(d)
304,000 291,398
6.25%
(a)(b)(d)
200,000 180,983
Wayfair LLC
,
7.25% , 10/31/2029
(a)(b)
213,000 215,525
Ziff Davis, Inc.
,
4.63% , 10/15/2030
(a)
57,000 52,164
5,348,894
Investment Companies – 0.6%
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029
(a)
321,000 309,186
5.00%, 1/15/2032
(a)
11,000 10,106
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/2026 380,000 373,495
5.25%, 5/15/2027 582,000 542,222
9.75%, 1/15/2029 180,000 179,775
4.38%, 2/01/2029 370,000 308,677
9.00%, 6/15/2030 200,000 192,350
1,915,811
Iron/Steel – 1.1%
Allegheny Ludlum LLC
,
6.95% , 12/15/2025 30,000 30,454
ATI, Inc.
5.88%, 12/01/2027 213,000 211,843
4.88%, 10/01/2029 137,000 129,464
5.13%, 10/01/2031 5,000 4,711

24
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Iron/Steel – 1.1% (continued)
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP
,
8.75% , 7/15/2026
(a)
170,000 154,105
Big River Steel LLC / BRS Finance Corp.
,
6.63% , 1/31/2029
(a)
73,000 73,534
Carpenter Technology Corp.
6.38%, 7/15/2028 35,000 34,958
7.63%, 3/15/2030 55,000 56,805
Cleveland-Cliffs, Inc.
5.88%, 6/01/2027
(b)
142,000 141,803
4.63%, 3/01/2029
(a)
131,000 122,800
6.88%, 11/01/2029
(a)
144,000 144,727
6.75%, 4/15/2030
(a)
66,000 65,945
4.88%, 3/01/2031
(a)
81,000 74,707
7.00%, 3/15/2032
(a)
428,000 428,493
7.38%, 5/01/2033
(a)
161,000 162,347
6.25%, 10/01/2040 70,000 64,233
Infrabuild Australia Pty Ltd.
,
14.50% , 11/15/2028
(a)
249,000 245,550
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
342,000 344,305
8.00%, 11/01/2027
(a)
241,000 246,897
9.25%, 10/01/2028
(a)
370,000 389,791
8.50%, 5/01/2030
(a)
264,000 272,532
Tacora Resources, Inc.
,
8.25% , 5/15/2026
(a)(e)
64,000 23,403
TMS International Corp.
,
6.25% , 4/15/2029
(a)
86,000 83,203
United States Steel Corp.
6.88%, 3/01/2029 158,000 159,262
6.65%, 6/01/2037 30,000 30,455
3,696,327
Leisure Time – 1.9%
Acushnet Co.
,
7.38% , 10/15/2028
(a)
111,000 116,033
Amer Sports Co.
,
6.75% , 2/16/2031
(a)
210,000 213,291
Carnival Corporation
5.75%, 3/01/2027
(a)
399,000 400,131
6.00%, 5/01/2029
(a)
300,000 300,368
10.50%, 6/01/2030
(a)
246,000 265,326
Carnival Holdings Bermuda Ltd.
,
10.38% , 5/01/2028
(a)
302,000 324,125
Life Time, Inc.
5.75%, 1/15/2026
(a)
6,000 5,999
6.00%, 11/15/2031
(a)
261,000 259,981
Lindblad Expeditions Holdings, Inc.
,
9.00% , 5/15/2028
(a)
25,000 26,058
Lindblad Expeditions LLC
,
6.75% , 2/15/2027
(a)
5,000 5,022
MajorDrive Holdings IV LLC
,
6.38% , 6/01/2029
(a)
139,000 133,303
NCL Corporation Ltd.
5.88%, 3/15/2026
(a)
406,000 405,447
5.88%, 2/15/2027
(a)
113,000 112,881
8.38%, 2/01/2028
(a)
145,000 151,888
8.13%, 1/15/2029
(a)
84,000 88,919
7.75%, 2/15/2029
(a)(b)
51,000 53,991
6.25%, 3/01/2030
(a)
234,000 231,793
NCL Finance Ltd.
,
6.13% , 3/15/2028
(a)(b)
125,000 125,747
Royal Caribbean Cruises Ltd.
4.25%, 7/01/2026
(a)
190,000 186,465
5.50%, 8/31/2026
(a)
263,000 263,236
5.38%, 7/15/2027
(a)
248,000 247,508
3.70%, 3/15/2028 7,000 6,669
5.50%, 4/01/2028
(a)
336,000 336,012
6.25%, 3/15/2032
(a)
357,000 363,741
6.00%, 2/01/2033
(a)
539,000 542,313

25
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Leisure Time – 1.9% (continued)
Sabre GLBL, Inc.
8.63%, 6/01/2027
(a)(b)
165,000 159,263
11.25%, 12/15/2027
(a)
133,000 136,834
Viking Cruises Ltd.
5.88%, 9/15/2027
(a)
178,000 176,902
7.00%, 2/15/2029
(a)
101,000 101,757
9.13%, 7/15/2031
(a)
287,000 310,088
Viking Ocean Cruises Ship VII Ltd.
,
5.63% , 2/15/2029
(a)
90,000 88,807
VOC Escrow Ltd.
,
5.00% , 2/15/2028
(a)
210,000 204,281
6,344,179
Lodging – 2.8%
Boyd Gaming Corp.
4.75%, 12/01/2027 332,000 325,749
4.75%, 6/15/2031
(a)
271,000 252,895
Full House Resorts, Inc.
,
8.25% , 2/15/2028
(a)
155,000 154,820
Genting New York LLC / Genny Capital, Inc.
,
7.25% , 10/01/2029
(a)
50,000 50,676
Hilton Domestic Operating Co., Inc.
5.75%, 5/01/2028
(a)
120,000 120,132
5.88%, 4/01/2029
(a)
317,000 319,713
3.75%, 5/01/2029
(a)
320,000 298,183
4.88%, 1/15/2030 519,000 502,618
4.00%, 5/01/2031
(a)
460,000 419,174
3.63%, 2/15/2032
(a)
433,000 380,411
6.13%, 4/01/2032
(a)
227,000 229,342
5.88%, 3/15/2033
(a)
260,000 260,300
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/01/2029
(a)
69,000 64,664
6.63%, 1/15/2032
(a)
95,000 94,994
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
,
4.88% , 4/01/2027 91,000 90,072
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 7,000 6,688
4.50%, 6/15/2029
(a)(b)
19,000 17,619
Melco Resorts Finance Ltd.
5.25%, 4/26/2026 89,000 87,239
5.63%, 7/17/2027 224,000 217,121
5.75%, 7/21/2028
(a)
405,000 387,374
5.38%, 12/04/2029
(a)
358,000 329,464
7.63%, 4/17/2032
(a)
280,000 284,257
MGM China Holdings Ltd.
5.88%, 5/15/2026
(a)
270,000 268,485
4.75%, 2/01/2027
(a)
229,000 221,529
7.13%, 6/26/2031
(a)
80,000 81,311
MGM Resorts International
4.63%, 9/01/2026 3,000 2,974
5.50%, 4/15/2027 40,000 39,909
4.75%, 10/15/2028 5,000 4,831
6.13%, 9/15/2029 178,000 177,404
6.50%, 4/15/2032 571,000 571,071
Station Casinos LLC
4.50%, 2/15/2028
(a)
240,000 229,153
4.63%, 12/01/2031
(a)
85,000 77,232
6.63%, 3/15/2032
(a)
170,000 170,672

26
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Lodging – 2.8% (continued)
Studio City Co. Ltd.
,
7.00% , 2/15/2027
(a)
40,000 40,144
Studio City Finance Ltd.
6.50%, 1/15/2028
(a)
265,000 255,950
5.00%, 1/15/2029
(a)
325,000 293,572
Travel + Leisure Co.
6.63%, 7/31/2026
(a)
312,000 314,420
6.00%, 4/01/2027 351,000 354,110
4.50%, 12/01/2029
(a)
250,000 233,528
4.63%, 3/01/2030
(a)
270,000 251,749
Wyndham Hotels & Resorts, Inc.
,
4.38% , 8/15/2028
(a)
180,000 171,135
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
,
5.25% , 5/15/2027
(a)
160,000 158,830
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
360,000 356,375
5.50%, 10/01/2027
(a)
20,000 19,397
5.63%, 8/26/2028
(a)
284,000 272,999
5.13%, 12/15/2029
(a)
194,000 180,357
9,640,642
Machinery-Construction & Mining – 0.3%
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
210,000 200,345
4.13%, 4/15/2029
(a)
220,000 208,209
Manitowoc Co., Inc. (The)
,
9.25% , 10/01/2031
(a)
84,000 85,358
Terex Corp.
5.00%, 5/15/2029
(a)
95,000 91,399
6.25%, 10/15/2032
(a)
123,000 122,526
Vertiv Group Corp.
,
4.13% , 11/15/2028
(a)
255,000 242,899
950,736
Machinery-Diversified – 0.6%
ATS Corp.
,
4.13% , 12/15/2028
(a)
15,000 14,066
Chart Industries, Inc.
,
7.50% , 1/01/2030
(a)
369,000 383,392
ESAB Corporation
,
6.25% , 4/15/2029
(a)
78,000 79,378
GrafTech Finance, Inc.
,
4.63% , 12/15/2028
(a)(b)
85,000 60,372
GrafTech Global Enterprises, Inc.
,
9.88% , 12/15/2028
(a)(b)
75,000 62,998
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
,
9.00% , 2/15/2029
(a)
200,000 205,268
Maxim Crane Works Holdings Capital LLC
,
11.50% , 9/01/2028
(a)
120,000 128,828
Mueller Water Products, Inc.
,
4.00% , 6/15/2029
(a)
105,000 97,662
OT Merger Corp.
,
7.88% , 10/15/2029
(a)
73,000 31,294
SPX Flow, Inc.
,
8.75% , 4/01/2030
(a)
148,000 153,774
TK Elevator Holdco GmbH
,
7.63% , 7/15/2028
(a)
205,000 205,980
TK Elevator US Newco, Inc.
,
5.25% , 7/15/2027
(a)
662,000 651,572
2,074,584
Media – 8.1%
AMC Networks, Inc.
10.25%, 1/15/2029
(a)
95,000 97,803
4.25%, 2/15/2029
(b)
105,000 72,388
Beasley Mezzanine Holdings LLC
8.63%, 2/01/2026
(a)
50,000 29,384
9.20%, 8/01/2028
(a)
60,000 30,072
Belo Corp.
7.75%, 6/01/2027 250,000 259,725
7.25%, 9/15/2027 305,000 314,133

27
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Media – 8.1% (continued)
Block Communications, Inc.
,
4.88% , 3/01/2028
(a)
65,000 61,639
Cable One, Inc.
,
4.00% , 11/15/2030
(a)(b)
128,000 100,795
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/01/2026
(a)
250,000 249,316
5.13%, 5/01/2027
(a)
760,000 744,473
5.00%, 2/01/2028
(a)
559,000 540,960
5.38%, 6/01/2029
(a)
525,000 502,034
6.38%, 9/01/2029
(a)
401,000 397,092
4.75%, 3/01/2030
(a)
699,000 636,072
4.50%, 8/15/2030
(a)
430,000 383,774
4.25%, 2/01/2031
(a)
940,000 815,747
7.38%, 3/01/2031
(a)
285,000 289,770
4.75%, 2/01/2032
(a)
500,000 432,753
4.50%, 5/01/2032 400,000 340,000
4.50%, 6/01/2033
(a)
520,000 432,383
4.25%, 1/15/2034
(a)
556,000 445,045
CSC Holdings LLC
5.50%, 4/15/2027
(a)
220,000 195,801
5.38%, 2/01/2028
(a)
227,000 194,259
7.50%, 4/01/2028
(a)
205,000 135,083
11.25%, 5/15/2028
(a)
200,000 195,000
11.75%, 1/31/2029
(a)
410,000 399,902
6.50%, 2/01/2029
(a)
347,000 293,104
5.75%, 1/15/2030
(a)
429,000 227,005
4.13%, 12/01/2030
(a)
90,000 66,348
4.63%, 12/01/2030
(a)
467,000 234,626
3.38%, 2/15/2031
(a)
200,000 143,475
4.50%, 11/15/2031
(a)
320,000 234,920
5.00%, 11/15/2031
(a)
100,000 48,761
Cumulus Media New Holdings, Inc.
,
8.00% , 7/01/2029
(a)
78,000 31,742
DIRECTV Financing LLC
,
8.88% , 2/01/2030
(a)
303,000 299,381
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc.
,
5.88% , 8/15/2027
(a)
1,775,000 1,709,327
DISH DBS Corporation
7.75%, 7/01/2026 390,000 329,502
5.25%, 12/01/2026
(a)
528,000 488,713
7.38%, 7/01/2028 190,000 139,133
5.75%, 12/01/2028
(a)
481,000 420,966
5.13%, 6/01/2029 295,000 195,936
DISH Network Corporation
,
11.75% , 11/15/2027
(a)
675,000 710,603
GCI LLC
,
4.75% , 10/15/2028
(a)
178,000 167,928
Gray Television, Inc.
7.00%, 5/15/2027
(a)(b)
142,000 138,321
10.50%, 7/15/2029
(a)
350,000 363,586
4.75%, 10/15/2030
(a)
180,000 113,724
5.38%, 11/15/2031
(a)
275,000 164,771
iHeartCommunications, Inc.
6.38%, 5/01/2026 150,000 126,739
8.38%, 5/01/2027 227,000 119,491
5.25%, 8/15/2027
(a)
190,000 127,861
4.75%, 1/15/2028
(a)
100,000 61,283
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
286,000 268,093
5.13%, 7/15/2029
(a)(b)
202,000 169,766
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
119,000 116,709
8.00%, 8/01/2029
(a)
250,000 251,688

28
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Media – 8.1% (continued)
McGraw-Hill Education, Inc. (continued)
7.38%, 9/01/2031
(a)
240,000 245,971
Midcontinent Communications
,
8.00% , 8/15/2032
(a)
371,000 378,348
News Corporation
3.88%, 5/15/2029
(a)
95,000 88,460
5.13%, 2/15/2032
(a)
100,000 95,821
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
940,000 923,833
4.75%, 11/01/2028
(a)(b)
557,000 523,560
Paramount Global
6.25%, 2/28/2057 330,000 296,046
6.38%, 3/30/2062 307,000 284,309
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
290,000 251,599
6.50%, 9/15/2028
(a)
255,000 174,796
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
90,000 69,992
5.38%, 1/15/2031
(a)
70,000 39,576
Scripps Escrow, Inc.
,
5.88% , 7/15/2027
(a)(b)
40,000 35,275
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
5,000 4,425
5.50%, 3/01/2030
(a)
190,000 130,872
4.13%, 12/01/2030
(a)(b)
64,000 48,960
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
228,000 218,902
5.00%, 8/01/2027
(a)
396,000 388,224
4.00%, 7/15/2028
(a)
642,000 600,407
5.50%, 7/01/2029
(a)
398,000 386,229
4.13%, 7/01/2030
(a)
631,000 564,553
3.88%, 9/01/2031
(a)(b)
265,000 227,967
Sunrise Finco I BV
,
4.88% , 7/15/2031
(a)
503,000 460,323
Sunrise Holdco IV BV
,
5.50% , 1/15/2028
(a)
20,000 19,750
TEGNA, Inc.
4.75%, 3/15/2026
(a)
240,000 237,913
4.63%, 3/15/2028 520,000 490,311
5.00%, 9/15/2029 650,000 606,405
Telenet Finance Luxembourg Notes Sarl
,
5.50% , 3/01/2028
(a)
600,000 583,859
Townsquare Media, Inc.
,
6.88% , 2/01/2026
(a)(b)
14,000 13,958
Univision Communications, Inc.
6.63%, 6/01/2027
(a)
475,000 471,986
8.00%, 8/15/2028
(a)
503,000 511,156
4.50%, 5/01/2029
(a)
186,000 165,242
7.38%, 6/30/2030
(a)
275,000 263,915
8.50%, 7/31/2031
(a)
239,000 234,899
Virgin Media Finance PLC
,
5.00% , 7/15/2030
(a)
222,000 190,714
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
700,000 662,721
4.50%, 8/15/2030
(a)
307,000 268,880
Virgin Media Vendor Financing Notes IV DAC
,
5.00% , 7/15/2028
(a)
39,000 37,274
VZ Secured Financing BV
,
5.00% , 1/15/2032
(a)
270,000 242,340
Warner Media LLC
,
7.63% , 4/15/2031 30,000 31,593
Ziggo Bond Co. BV
,
5.13% , 2/28/2030
(a)
15,000 13,576
Ziggo BV
,
4.88% , 1/15/2030
(a)
215,000 199,303
27,743,148

29
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Metal Fabricate/Hardware – 0.2%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
323,000 317,368
6.38%, 6/15/2030
(a)
204,000 205,939
Park-Ohio Industries, Inc.
,
6.63% , 4/15/2027 150,000 146,077
Roller Bearing Company of America, Inc.
,
4.38% , 10/15/2029
(a)
7,000 6,575
675,959
Mining – 0.7%
Alcoa Nederland Holding BV
6.13%, 5/15/2028
(a)
15,000 15,054
4.13%, 3/31/2029
(a)
16,000 15,044
AngloGold Ashanti Holdings PLC
,
6.50% , 4/15/2040 25,000 25,776
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(a)
224,000 235,670
11.50%, 10/01/2031
(a)
135,000 150,359
Century Aluminum Co.
,
7.50% , 4/01/2028
(a)
44,000 44,523
Coeur Mining, Inc.
,
5.13% , 2/15/2029
(a)
149,000 142,640
Constellium SE
5.63%, 6/15/2028
(a)
85,000 83,013
3.75%, 4/15/2029
(a)
9,000 8,147
FMG Resources (August 2006) Pty Ltd.
5.88%, 4/15/2030
(a)
30,000 29,858
4.38%, 4/01/2031
(a)
216,000 196,521
Hecla Mining Company
,
7.25% , 2/15/2028 164,000 165,758
Hudbay Minerals, Inc.
4.50%, 4/01/2026 70,000 69,133
6.13%, 4/01/2029 12,000 12,080
JW Aluminum Continuous Cast Co.
,
10.25% , 6/01/2026
(a)
17,000 17,058
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
21,000 20,026
4.50%, 6/01/2031
(a)
47,000 41,924
New Gold, Inc.
,
7.50% , 7/15/2027
(a)
243,000 246,866
Novelis Corp.
3.25%, 11/15/2026
(a)
27,000 25,965
4.75%, 1/30/2030
(a)
434,000 406,421
3.88%, 8/15/2031
(a)
125,000 109,855
Perenti Finance Pty Ltd.
,
7.50% , 4/26/2029
(a)(b)
253,000 264,098
Taseko Mines Ltd.
,
8.25% , 5/01/2030
(a)
150,000 154,979
2,480,768
Miscellaneous Manufacturing – 0.3%
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
17,000 16,886
4.63%, 5/15/2030
(a)
170,000 158,368
Calderys Financing LLC
,
11.25% , 6/01/2028
(a)
135,000 144,305
Enpro, Inc.
,
5.75% , 10/15/2026 68,000 67,817
FXI Holdings, Inc.
12.25%, 11/15/2026
(a)
212,000 211,229
12.25%, 11/15/2026
(a)
130,000 129,161
Hillenbrand, Inc.
5.00%, 9/15/2026 46,000 45,604
6.25%, 2/15/2029 251,000 252,040
3.75%, 3/01/2031
(b)
5,000 4,375
LSB Industries, Inc.
,
6.25% , 10/15/2028
(a)
30,000 29,051
Trinity Industries, Inc.
,
7.75% , 7/15/2028
(a)
65,000 67,259
1,126,095

30
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Office Furnishings – 0.1%
Interface, Inc.
,
5.50% , 12/01/2028
(a)
25,000 24,392
Steelcase, Inc.
,
5.13% , 1/18/2029 285,000 274,669
299,061
Office/Business Equipment – 0.3%
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)
191,000 189,016
7.25%, 3/15/2029
(a)
80,000 78,616
Xerox Corporation
4.80%, 3/01/2035 56,000 32,430
6.75%, 12/15/2039 115,000 77,210
Xerox Holdings Corporation
5.50%, 8/15/2028
(a)
300,000 246,408
8.88%, 11/30/2029
(a)
330,000 287,436
911,116
Oil & Gas – 6.3%
Aethon United BR LP / Aethon United Finance Corp.
,
7.50% , 10/01/2029
(a)
250,000 251,638
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/2028
(a)
218,000 222,469
5.88%, 6/30/2029
(a)
223,000 215,400
6.63%, 10/15/2032
(a)
171,000 169,610
Baytex Energy Corp.
8.50%, 4/30/2030
(a)
273,000 277,845
7.38%, 3/15/2032
(a)
35,000 33,910
Berry Petroleum Co. LLC
,
7.00% , 2/15/2026
(a)
250,000 243,944
California Resources Corporation
7.13%, 2/01/2026
(a)
204,000 204,694
8.25%, 6/15/2029
(a)
580,000 585,756
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 1/15/2027
(a)
90,400 90,730
9.75%, 7/15/2028
(a)
138,000 141,789
Chord Energy Corp.
,
6.38% , 6/01/2026
(a)
339,000 339,517
Civitas Resources, Inc.
5.00%, 10/15/2026
(a)
180,000 176,816
8.38%, 7/01/2028
(a)
512,000 529,392
8.63%, 11/01/2030
(a)
344,000 361,481
8.75%, 7/01/2031
(a)
183,000 191,732
CNX Resources Corp.
6.00%, 1/15/2029
(a)
154,000 152,677
7.38%, 1/15/2031
(a)
162,000 166,688
7.25%, 3/01/2032
(a)
174,000 179,212
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
600,000 574,787
6.75%, 3/01/2029
(a)
125,000 119,712
5.88%, 1/15/2030
(a)
280,000 255,607
Crescent Energy Finance LLC
9.25%, 2/15/2028
(a)
461,000 484,097
7.63%, 4/01/2032
(a)
300,000 296,304
7.38%, 1/15/2033
(a)
284,000 275,404
CVR Energy, Inc.
5.75%, 2/15/2028
(a)
334,000 304,931
8.50%, 1/15/2029
(a)
314,000 304,129
Diamond Foreign Asset Co. / Diamond Finance LLC
,
8.50% , 10/01/2030
(a)
120,000 123,982
Encino Acquisition Partners Holdings LLC
8.50%, 5/01/2028
(a)
278,000 279,456
8.75%, 5/01/2031
(a)
136,000 139,775

31
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Oil & Gas – 6.3% (continued)
EnQuest PLC
,
11.63% , 11/01/2027
(a)(b)
75,000 75,557
FORESEA Holding SA
,
7.50% , 6/15/2030
(a)(b)
55,000 52,734
Global Marine, Inc.
,
7.00% , 6/01/2028 15,000 14,186
Greenfire Resources Ltd.
,
12.00% , 10/01/2028
(a)
193,000 206,993
Gulfport Energy Operating Corporation
,
6.75% , 9/01/2029
(a)
350,000 351,630
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
2,000 1,953
5.75%, 2/01/2029
(a)
90,000 86,353
7.25%, 2/15/2035
(a)
260,000 255,560
Ithaca Energy North Sea PLC
,
8.13% , 10/15/2029
(a)
140,000 140,434
Kraken Oil & Gas Partners LLC
,
7.63% , 8/15/2029
(a)
135,000 133,378
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
,
6.00% , 8/01/2026
(a)
32,000 31,934
Matador Resources Co.
6.50%, 4/15/2032
(a)
425,000 421,088
6.25%, 4/15/2033
(a)
212,000 207,591
Matador Resources Company
,
6.88% , 4/15/2028
(a)
250,000 254,327
MEG Energy Corp.
,
5.88% , 2/01/2029
(a)
257,000 251,415
Moss Creek Resources Holdings, Inc.
,
8.25% , 9/01/2031
(a)
200,000 196,159
Murphy Oil Corporation
6.00%, 10/01/2032 130,000 125,145
5.88%, 12/01/2042 45,000 39,669
Nabors Industries Ltd.
,
7.50% , 1/15/2028
(a)
78,000 74,251
Nabors Industries, Inc.
7.38%, 5/15/2027
(a)
259,000 259,423
9.13%, 1/31/2030
(a)
247,000 255,513
8.88%, 8/15/2031
(a)
100,000 94,748
Noble Finance II LLC
,
8.00% , 4/15/2030
(a)
230,000 233,176
Northern Oil & Gas, Inc.
8.13%, 3/01/2028
(a)
414,000 418,003
8.75%, 6/15/2031
(a)
250,000 258,702
Parkland Corporation
5.88%, 7/15/2027
(a)
81,000 80,173
4.50%, 10/01/2029
(a)
217,000 201,710
4.63%, 5/01/2030
(a)
184,000 169,867
6.63%, 8/15/2032
(a)
120,000 119,654
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/2028 547,000 531,622
7.88%, 9/15/2030
(a)
116,000 115,660
Permian Resources Operating LLC
8.00%, 4/15/2027
(a)
329,000 338,106
5.88%, 7/01/2029
(a)
325,000 320,603
9.88%, 7/15/2031
(a)
15,000 16,565
7.00%, 1/15/2032
(a)
301,000 307,161
Petrofac Ltd.
,
9.75% , 11/15/2026
(a)(e)
120,000 27,451
Precision Drilling Corporation
,
6.88% , 1/15/2029
(a)
20,000 19,896
Puma International Financing SA
,
7.75% , 4/25/2029
(a)
320,000 327,901
Range Resources Corporation
,
4.75% , 2/15/2030
(a)
212,000 199,614
Saturn Oil & Gas, Inc.
,
9.63% , 6/15/2029
(a)
214,000 211,465
Seadrill Finance Ltd.
,
8.38% , 8/01/2030
(a)
225,000 229,544
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
,
7.88% , 11/01/2028
(a)
145,000 150,574
SM Energy Co.
6.75%, 9/15/2026 189,000 189,121
6.63%, 1/15/2027 163,000 162,854
6.50%, 7/15/2028 215,000 214,380
6.75%, 8/01/2029
(a)
450,000 447,365
7.00%, 8/01/2032
(a)
367,000 364,545

32
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Oil & Gas – 6.3% (continued)
Strathcona Resources Ltd.
,
6.88% , 8/01/2026
(a)
205,000 203,454
Sunoco LP
7.00%, 5/01/2029
(a)
170,000 175,561
7.25%, 5/01/2032
(a)
164,000 170,860
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 1,000 1,001
5.88%, 3/15/2028 150,000 149,412
7.00%, 9/15/2028
(a)
240,000 246,807
4.50%, 5/15/2029 50,000 47,525
4.50%, 4/30/2030 78,000 73,202
Talos Production, Inc.
9.00%, 2/01/2029
(a)
260,000 267,715
9.38%, 2/01/2031
(a)
320,000 329,491
TGNR Intermediate Holdings LLC
,
5.50% , 10/15/2029
(a)
303,000 286,428
Transocean Aquila Ltd.
,
8.00% , 9/30/2028
(a)
25,415 26,075
Transocean Poseidon Ltd.
,
6.88% , 2/01/2027
(a)
16,800 16,824
Transocean Titan Financing Ltd.
,
8.38% , 2/01/2028
(a)
150,000 154,559
Transocean, Inc.
8.00%, 2/01/2027
(a)
168,000 167,568
8.25%, 5/15/2029
(a)
90,000 90,439
8.75%, 2/15/2030
(a)
36,763 38,062
7.50%, 4/15/2031 80,000 74,483
8.50%, 5/15/2031
(a)
170,000 171,256
6.80%, 3/15/2038 130,000 107,881
9.35%, 12/15/2041 70,000 62,660
Valaris Ltd.
,
8.38% , 4/30/2030
(a)
385,000 390,562
Vantage Drilling International Ltd.
,
9.50% , 2/15/2028
(a)
10,000 10,018
Vermilion Energy, Inc.
,
6.88% , 5/01/2030
(a)
85,000 84,012
Viper Energy, Inc.
5.38%, 11/01/2027
(a)
345,000 341,004
7.38%, 11/01/2031
(a)
150,000 156,039
Vital Energy, Inc.
7.75%, 7/31/2029
(a)(b)
160,000 156,878
9.75%, 10/15/2030 100,000 105,449
7.88%, 4/15/2032
(a)(b)
130,000 124,954
W&T Offshore, Inc.
,
11.75% , 2/01/2026
(a)
210,000 212,147
Wildfire Intermediate Holdings LLC
,
7.50% , 10/15/2029
(a)
150,000 145,295
21,466,858
Oil & Gas Services – 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/01/2027
(a)
79,000 79,209
6.25%, 4/01/2028
(a)
19,000 19,036
6.63%, 9/01/2032
(a)
245,000 246,064
Bristow Group, Inc.
,
6.88% , 3/01/2028
(a)
326,000 323,650
Enerflex Ltd.
,
9.00% , 10/15/2027
(a)
291,000 302,462
Helix Energy Solutions Group, Inc.
,
9.75% , 3/01/2029
(a)
350,000 372,997
KCA Deutag UK Finance PLC
,
9.88% , 12/01/2025
(a)
241,000 241,920
KLX Energy Services Holdings, Inc.
,
11.50% , 11/01/2025
(a)
60,000 58,088
Kodiak Gas Services LLC
,
7.25% , 2/15/2029
(a)
135,000 138,892
Nine Energy Service, Inc.
,
13.00% , 2/01/2028 105,000 69,833
Oceaneering International, Inc.
6.00%, 2/01/2028 224,000 219,905
6.00%, 2/01/2028 322,000 315,018

33
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Oil & Gas Services – 1.1% (continued)
Solaris Midstream Holdings LLC
,
7.63% , 4/01/2026
(a)
49,000 49,290
Star Holding LLC
,
8.75% , 8/01/2031
(a)
150,000 142,634
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 9/01/2027 374,000 375,347
7.13%, 3/15/2029
(a)
300,000 305,604
Viridien
,
8.75% , 4/01/2027
(a)(b)
157,000 151,471
Weatherford International Ltd.
,
8.63% , 4/30/2030
(a)
351,000 362,825
Welltec International ApS
,
8.25% , 10/15/2026
(a)(b)
75,000 76,451
3,850,696
Packaging & Containers – 1.8%
ARD Finance SA
,
6.50% , 6/30/2027
(a)(c)
210,000 45,950
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
167,000 166,585
3.25%, 9/01/2028
(a)
130,000 117,194
4.00%, 9/01/2029
(a)
300,000 263,231
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 8/15/2026
(a)
79,000 68,744
5.25%, 8/15/2027
(a)
151,000 90,568
5.25%, 8/15/2027
(a)
164,000 98,398
Ball Corporation
6.88%, 3/15/2028 60,000 61,670
6.00%, 6/15/2029 222,000 225,484
3.13%, 9/15/2031 5,000 4,323
Berry Global, Inc.
4.50%, 2/15/2026
(a)
80,000 78,922
5.63%, 7/15/2027
(a)
62,000 61,902
Cascades, Inc. / Cascades USA, Inc.
5.13%, 1/15/2026
(a)
49,000 48,707
5.38%, 1/15/2028
(a)
15,000 14,744
Clearwater Paper Corporation
,
4.75% , 8/15/2028
(a)
15,000 13,927
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
27,000 27,147
6.88%, 1/15/2030
(a)
185,000 187,904
8.75%, 4/15/2030
(a)
300,000 304,639
Crown Americas LLC / Crown Americas Capital Corp. V
,
4.25% , 9/30/2026 90,000 88,084
Crown Americas LLC / Crown Americas Capital Corp. VI
,
4.75% , 2/01/2026 19,000 18,840
Crown Cork & Seal Company, Inc.
,
7.38% , 12/15/2026 45,000 46,744
Graham Packaging Company, Inc.
,
7.13% , 8/15/2028
(a)
150,000 145,652
Graphic Packaging International LLC
,
6.38% , 7/15/2032
(a)
30,000 30,289
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC
,
6.00% , 9/15/2028
(a)
71,000 70,030
Iris Holdings, Inc.
,
10.00% , 12/15/2028
(a)
120,000 105,421
LABL, Inc.
10.50%, 7/15/2027
(a)
300,000 297,066
5.88%, 11/01/2028
(a)
30,000 27,878
9.50%, 11/01/2028
(a)
180,000 184,432
8.25%, 11/01/2029
(a)
140,000 123,540
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026
(a)
134,000 135,618
7.88%, 4/15/2027
(a)
778,000 799,359
9.25%, 4/15/2027
(a)
410,000 419,345
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027
(a)
107,000 106,525
7.25%, 5/15/2031
(a)(b)
45,000 44,320

34
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Packaging & Containers – 1.8% (continued)
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
,
4.00% , 10/15/2027
(a)
171,000 163,374
Pactiv LLC
,
8.38% , 4/15/2027 5,000 5,255
Sealed Air Corporation
4.00%, 12/01/2027
(a)
53,000 50,750
6.13%, 2/01/2028
(a)
173,000 174,634
5.00%, 4/15/2029
(a)
135,000 130,418
6.50%, 7/15/2032
(a)
409,000 415,068
Sealed Air Corporation / Sealed Air Corporation US
,
7.25% , 2/15/2031
(a)
10,000 10,380
Silgan Holdings, Inc.
,
4.13% , 2/01/2028 33,000 31,587
Trident TPI Holdings, Inc.
,
12.75% , 12/31/2028
(a)
156,000 171,196
TriMas Corporation
,
4.13% , 4/15/2029
(a)
105,000 98,043
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
209,000 207,120
8.50%, 8/15/2027
(a)
171,000 170,757
6,151,764
Pharmaceuticals – 1.5%
AdaptHealth LLC
6.13%, 8/01/2028
(a)
6,000 5,917
4.63%, 8/01/2029
(a)(b)
89,000 80,868
5.13%, 3/01/2030
(a)
112,000 102,703
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
180,000 173,849
8.50%, 1/31/2027
(a)
164,000 131,603
Bausch Health Companies, Inc.
5.50%, 11/01/2025
(a)
295,000 289,277
9.00%, 12/15/2025
(a)
241,000 236,370
6.13%, 2/01/2027
(a)
10,000 9,061
5.75%, 8/15/2027
(a)
70,000 58,100
7.00%, 1/15/2028
(a)
100,000 66,161
5.00%, 1/30/2028
(a)
110,000 70,405
4.88%, 6/01/2028
(a)
381,000 293,856
11.00%, 9/30/2028
(a)
388,000 357,080
5.00%, 2/15/2029
(a)
107,000 61,134
6.25%, 2/15/2029
(a)
227,000 141,437
7.25%, 5/30/2029
(a)
95,000 59,846
5.25%, 1/30/2030
(a)
218,000 127,761
14.00%, 10/15/2030
(a)
100,000 90,000
5.25%, 2/15/2031
(a)
190,000 102,315
BellRing Brands, Inc.
,
7.00% , 3/15/2030
(a)
234,000 243,408
Cheplapharm Arzneimittel GmbH
,
5.50% , 1/15/2028
(a)
225,000 217,135
Elanco Animal Health, Inc.
,
6.65% , 8/28/2028 40,000 41,088
Endo Finance Holdings, Inc.
,
8.50% , 4/15/2031
(a)(b)
180,000 192,509
Grifols SA
,
4.75% , 10/15/2028
(a)(b)
143,000 132,043
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 4/15/2029
(a)
350,000 352,031
4.88%, 6/01/2029
(a)
60,000 41,127
Jazz Securities DAC
,
4.38% , 1/15/2029
(a)
105,000 99,472
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
,
14.75% , 11/14/2028
(a)
365,000 398,825
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 4/30/2028
(a)
485,000 459,505
5.13%, 4/30/2031
(a)(b)
420,000 382,957
7.88%, 5/15/2034
(a)
96,000 99,057
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)(b)
24,000 21,619
6.63%, 4/01/2030
(a)(b)
77,000 73,554

35
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Pharmaceuticals – 1.5% (continued)
Owens & Minor, Inc. (continued)
5,212,073
Pipelines – 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/01/2027
(a)
90,000 89,798
5.75%, 1/15/2028
(a)
213,000 211,901
5.38%, 6/15/2029
(a)
169,000 164,991
6.63%, 2/01/2032
(a)
235,000 237,601
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%, 7/15/2026
(a)
130,000 129,868
7.25%, 7/15/2032
(a)
85,000 87,754
Buckeye Partners LP
3.95%, 12/01/2026 187,000 179,702
4.13%, 12/01/2027 178,000 170,285
6.88%, 7/01/2029
(a)
110,000 111,746
5.85%, 11/15/2043 100,000 86,321
5.60%, 10/15/2044 5,000 4,231
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/2031
(a)
258,000 245,421
7.50%, 12/15/2033
(a)
5,000 5,297
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 6/01/2028
(a)
333,000 329,769
8.63%, 3/15/2029
(a)
450,000 461,130
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
80,000 75,196
4.38%, 6/15/2031
(a)
319,000 293,545
Energy Transfer LP
8.00%, 5/15/2054 280,000 296,786
7.13%, 10/01/2054 98,000 99,027
EQM Midstream Partners LP
4.13%, 12/01/2026 100,000 98,007
7.50%, 6/01/2027
(a)
190,000 194,750
6.50%, 7/01/2027
(a)
183,000 187,190
5.50%, 7/15/2028 62,000 61,739
4.50%, 1/15/2029
(a)
21,000 20,214
6.38%, 4/01/2029
(a)
102,000 103,605
7.50%, 6/01/2030
(a)
311,000 334,916
4.75%, 1/15/2031
(a)
286,000 271,731
6.50%, 7/15/2048 200,000 201,385
FTAI Infra Escrow Holdings LLC
,
10.50% , 6/01/2027
(a)
94,000 100,363
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/2027 371,000 377,641
7.75%, 2/01/2028 230,000 232,244
8.25%, 1/15/2029 220,000 224,600
8.88%, 4/15/2030 182,000 187,460
7.88%, 5/15/2032 260,000 259,760
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 148,000 148,338
6.88%, 1/15/2029 115,000 114,782
8.25%, 1/15/2032
(a)
128,000 130,533
Harvest Midstream I LP
7.50%, 9/01/2028
(a)
397,000 401,568
7.50%, 5/15/2032
(a)
266,000 272,399

36
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Pipelines – 4.7% (continued)
Hess Midstream Operations LP
,
6.50% , 6/01/2029
(a)
72,000 73,162
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028
(a)
70,000 73,862
7.38%, 7/15/2032
(a)
32,000 32,629
ITT Holdings LLC
,
6.50% , 8/01/2029
(a)
424,000 391,837
Kinetik Holdings LP
6.63%, 12/15/2028
(a)
5,000 5,108
5.88%, 6/15/2030
(a)
31,000 30,727
Martin Midstream Partners LP / Martin Midstream Finance Corp.
,
11.50% , 2/15/2028
(a)
85,000 92,737
New Fortress Energy, Inc.
6.50%, 9/30/2026
(a)
220,000 203,488
8.75%, 3/15/2029
(a)(b)
66,000 55,129
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/2029
(a)
295,000 297,033
8.38%, 2/15/2032
(a)
356,000 359,353
Northriver Midstream Finance LP
,
6.75% , 7/15/2032
(a)
67,000 68,744
NuStar Logistics LP
6.00%, 6/01/2026 30,000 30,007
5.63%, 4/28/2027 100,000 99,166
6.38%, 10/01/2030 150,000 151,793
Prairie Acquiror LP
,
9.00% , 8/01/2029
(a)
169,000 171,312
Rockies Express Pipeline LLC
,
6.88% , 4/15/2040
(a)
55,000 52,141
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/01/2055
(a)
60,000 62,401
7.63%, 3/01/2055
(a)
110,000 113,477
Summit Midstream Holdings LLC
,
8.63% , 10/31/2029
(a)
120,000 123,976
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 3/01/2027
(a)
85,000 84,334
5.50%, 1/15/2028
(a)
230,000 221,012
7.38%, 2/15/2029
(a)
390,000 391,052
6.00%, 12/31/2030
(a)
298,000 279,693
6.00%, 9/01/2031
(a)
333,000 308,948
TransMontaigne Partners LP / TLP Finance Corp.
,
6.13% , 2/15/2026 91,000 89,523
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
90,000 83,128
6.25%, 1/15/2030
(a)
215,000 219,810
4.13%, 8/15/2031
(a)
200,000 182,079
3.88%, 11/01/2033
(a)
150,000 130,236
Venture Global LNG, Inc.
8.13%, 6/01/2028
(a)
978,000 1,014,877
9.50%, 2/01/2029
(a)
810,000 895,571
7.00%, 1/15/2030
(a)
416,000 418,495
8.38%, 6/01/2031
(a)
972,000 1,008,879
9.88%, 2/01/2032
(a)
870,000 949,563
15,968,876
Real Estate – 4.4%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
,
7.00% , 4/15/2030
(a)(b)
104,000 91,065
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)(b)
105,000 86,255
5.25%, 4/15/2030
(a)
92,000 70,565
Apollo Commercial Real Estate Finance, Inc.
,
4.63% , 6/15/2029
(a)
119,000 103,310
Blackstone Mortgage Trust, Inc.
,
3.75% , 1/15/2027
(a)
146,000 136,515
Brandywine Operating Partnership LP
3.95%, 11/15/2027 450,000 421,017
4.55%, 10/01/2029 25,000 23,032

37
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Real Estate – 4.4% (continued)
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
200,000 198,441
4.50%, 4/01/2027
(a)
237,000 228,404
CoreLogic, Inc.
,
4.50% , 5/01/2028
(a)
130,000 122,074
CTR Partnership LP / CareTrust Capital Corp.
,
3.88% , 6/30/2028
(a)
21,000 19,884
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028
(a)
190,000 191,039
8.88%, 9/01/2031
(a)
28,000 30,157
Diversified Healthcare Trust
1/15/2026
(a)(f)
110,000 101,264
4.75%, 2/15/2028 157,000 138,722
4.38%, 3/01/2031 130,000 105,129
Global NET Lease, Inc. / Global NET Lease Operating Partnership LP
,
3.75% , 12/15/2027
(a)
19,000 17,426
Greystar Real Estate Partners LLC
,
7.75% , 9/01/2030
(a)
55,000 57,630
Howard Hughes Corporation (The)
5.38%, 8/01/2028
(a)
387,000 376,141
4.13%, 2/01/2029
(a)
400,000 368,831
4.38%, 2/01/2031
(a)
162,000 145,158
Hudson Pacific Properties LP
3.95%, 11/01/2027
(b)
165,000 148,093
5.95%, 2/15/2028 180,000 159,678
4.65%, 4/01/2029
(b)
260,000 208,200
3.25%, 1/15/2030 190,000 138,848
Hunt Companies, Inc.
,
5.25% , 4/15/2029
(a)
190,000 180,179
Iron Mountain Information Management Services, Inc.
,
5.00% , 7/15/2032
(a)
190,000 179,176
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
336,000 329,820
5.25%, 3/15/2028
(a)
295,000 289,630
5.00%, 7/15/2028
(a)
307,000 299,104
7.00%, 2/15/2029
(a)
511,000 525,446
4.88%, 9/15/2029
(a)
115,000 110,651
5.25%, 7/15/2030
(a)
685,000 662,462
4.50%, 2/15/2031
(a)
285,000 264,683
5.63%, 7/15/2032
(a)
468,000 453,908
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 180,000 165,144
4.75%, 2/01/2030 51,000 45,564
5.00%, 3/01/2031 226,000 199,519
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 2/01/2027
(a)
253,000 244,857
4.75%, 6/15/2029
(a)
80,000 76,229
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/01/2026
(b)
50,000 47,320
5.00%, 10/15/2027
(b)
291,000 256,895
4.63%, 8/01/2029
(b)
189,000 146,999
3.50%, 3/15/2031 241,000 170,544
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP
,
4.50% , 9/30/2028
(a)
106,000 97,628
Newmark Group, Inc.
,
7.50% , 1/12/2029 35,000 37,049
Office Properties Income Trust
,
9.00% , 9/30/2029
(a)
123,000 103,996
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028
(a)
74,000 73,257
4.88%, 5/15/2029
(a)
349,000 332,159

38
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Real Estate – 4.4% (continued)
Pebblebrook Hotel LP / PEB Finance Corp.
,
6.38% , 10/15/2029
(a)
100,000 99,810
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 103,000 100,938
7.25%, 7/15/2028
(a)
470,000 487,081
4.50%, 2/15/2029
(a)
220,000 210,463
6.50%, 4/01/2032
(a)
263,000 265,899
Rithm Capital Corp.
,
8.00% , 4/01/2029
(a)
310,000 309,371
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
395,000 383,076
4.00%, 9/15/2029
(a)
205,000 184,823
SBA Communications Corp.
3.88%, 2/15/2027 308,000 298,119
3.13%, 2/01/2029 420,000 382,184
Service Properties Trust
5.25%, 2/15/2026 125,000 121,486
4.75%, 10/01/2026 69,000 65,314
4.95%, 2/15/2027 222,000 206,266
5.50%, 12/15/2027 107,000 101,276
3.95%, 1/15/2028 10,000 8,573
8.38%, 6/15/2029 215,000 209,362
4.95%, 10/01/2029 87,000 69,464
4.38%, 2/15/2030
(b)
225,000 170,560
8.63%, 11/15/2031
(a)
310,000 327,312
8.88%, 6/15/2032 125,000 116,318
Starwood Property Trust, Inc.
3.63%, 7/15/2026
(a)
258,000 247,681
4.38%, 1/15/2027
(a)
172,000 165,893
7.25%, 4/01/2029
(a)
190,000 195,287
6.00%, 4/15/2030
(a)
215,000 210,901
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
,
6.00% , 1/15/2030
(a)
100,000 83,706
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 2/15/2028
(a)
525,000 559,695
4.75%, 4/15/2028
(a)
114,000 104,806
6.50%, 2/15/2029
(a)
222,000 190,816
Vornado Realty LP
,
2.15% , 6/01/2026 50,000 47,338
XHR LP
,
4.88% , 6/01/2029
(a)
110,000 103,259
15,006,174
Retail – 5.1%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/2028
(a)
340,000 323,885
4.38%, 1/15/2028
(a)
95,000 91,451
6.13%, 6/15/2029
(a)
291,000 295,814
4.00%, 10/15/2030
(a)
605,000 546,726
Academy Ltd.
,
6.00% , 11/15/2027
(a)
49,000 48,857
Advance Auto Parts, Inc.
5.90%, 3/09/2026 70,000 70,473
5.95%, 3/09/2028
(b)
5,000 5,041
Arko Corp.
,
5.13% , 11/15/2029
(a)
40,000 36,874
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 31,000 29,951
4.63%, 11/15/2029
(a)
176,000 164,808
4.75%, 3/01/2030 134,000 125,682
At Home Group, Inc.
7.13%, 5/12/2028
(a)(c)
104,312 46,915
4.88%, 7/15/2028
(a)
70,000 29,893

39
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Retail – 5.1% (continued)
Bath & Body Works, Inc.
6.69%, 1/15/2027 100,000 102,427
5.25%, 2/01/2028 3,000 2,959
6.63%, 10/01/2030
(a)
191,000 191,337
6.95%, 3/01/2033 71,000 70,392
6.88%, 11/01/2035 163,000 165,376
6.75%, 7/01/2036 141,000 141,365
7.60%, 7/15/2037 50,000 49,360
BCPE Ulysses Intermediate, Inc.
,
7.75% , 4/01/2027
(a)(c)
150,000 146,297
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(a)
73,000 71,505
4.13%, 5/15/2029
(a)(b)
45,000 41,802
6.50%, 8/01/2030
(a)
377,000 383,239
BlueLinx Holdings, Inc.
,
6.00% , 11/15/2029
(a)
180,000 173,929
Brinker International, Inc.
,
8.25% , 7/15/2030
(a)
215,000 228,848
Carvana Co.
12.00%, 12/01/2028
(a)(c)
338,450 358,231
13.00%, 6/01/2030
(a)(c)
460,550 502,990
14.00%, 6/01/2031
(a)(c)
556,400 665,283
CEC Entertainment LLC
,
6.75% , 5/01/2026
(a)
201,000 200,048
Cougar JV Subsidiary LLC
,
8.00% , 5/15/2032
(a)
86,000 89,875
Dave & Buster's, Inc.
,
7.63% , 11/01/2025
(a)
91,000 91,000
eG Global Finance PLC
,
12.00% , 11/30/2028
(a)
360,000 400,130
Evergreen AcqCo 1 LP / TVI, Inc.
,
9.75% , 4/26/2028
(a)
130,000 136,835
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
262,000 260,212
5.88%, 4/01/2029
(a)
140,000 130,717
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
1,000 934
6.75%, 1/15/2030
(a)
311,000 282,759
FirstCash, Inc.
,
6.88% , 3/01/2032
(a)
195,000 197,615
Foot Locker, Inc.
,
4.00% , 10/01/2029
(a)(b)
75,000 64,598
Foundation Building Materials, Inc.
,
6.00% , 3/01/2029
(a)
120,000 106,285
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
141,000 126,515
3.88%, 10/01/2031
(a)
50,000 42,972
Global Auto Holdings Ltd. / AAG FH UK Ltd.
8.38%, 1/15/2029
(a)
145,000 135,901
8.75%, 1/15/2032
(a)
220,000 200,740
GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
,
7.00% , 8/15/2028
(a)
139,000 86,097
Group 1 Automotive, Inc.
4.00%, 8/15/2028
(a)
147,000 137,756
6.38%, 1/15/2030
(a)
111,000 111,445
Guitar Center, Inc.
,
8.50% , 1/15/2026
(a)
100,000 85,290
GYP Holdings III Corp.
,
4.63% , 5/01/2029
(a)
15,000 14,181
Ken Garff Automotive LLC
,
4.88% , 9/15/2028
(a)
20,000 19,389
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
,
4.75% , 6/01/2027
(a)
617,000 611,298
Kohl's Corporation
4.63%, 5/01/2031 140,000 115,813
5.55%, 7/17/2045 100,000 67,668
LBM Acquisition LLC
,
6.25% , 1/15/2029
(a)
163,000 150,591
LCM Investments Holdings II LLC
4.88%, 5/01/2029
(a)
190,000 179,491
8.25%, 8/01/2031
(a)
190,000 198,681

40
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Retail – 5.1% (continued)
Liberty Interactive LLC
8.50%, 7/15/2029 89,000 46,958
8.25%, 2/01/2030 225,000 115,621
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
227,000 220,207
3.88%, 6/01/2029
(a)
138,000 126,605
Macy's Retail Holdings LLC
5.88%, 3/15/2030
(a)
165,000 159,333
6.70%, 7/15/2034
(a)
125,000 107,473
4.50%, 12/15/2034 20,000 16,704
6.38%, 3/15/2037 5,000 4,387
Michaels Companies., Inc. (The)
5.25%, 5/01/2028
(a)
60,000 43,376
7.88%, 5/01/2029
(a)
330,000 175,918
Murphy Oil USA, Inc.
5.63%, 5/01/2027 2,000 2,005
4.75%, 9/15/2029 48,000 45,854
3.75%, 2/15/2031
(a)
113,000 100,296
NMG Holding Co., Inc. / Neiman Marcus Group LLC
,
8.50% , 10/01/2028
(a)
320,000 325,592
Nordstrom, Inc.
4.38%, 4/01/2030 361,000 327,310
5.00%, 1/15/2044 185,000 138,953
Papa John's International, Inc.
,
3.88% , 9/15/2029
(a)(b)
37,000 33,757
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
180,000 157,325
6.75%, 8/01/2029
(a)
125,000 111,786
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
129,000 129,017
4.75%, 5/01/2029
(a)
256,000 242,218
6.38%, 11/01/2032
(a)
132,000 130,801
Penske Automotive Group, Inc.
,
3.75% , 6/15/2029 68,000 62,101
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
146,000 138,810
7.75%, 2/15/2029
(a)
281,000 272,916
QVC, Inc.
6.88%, 4/15/2029
(a)(b)
175,000 150,552
5.95%, 3/15/2043 65,000 39,897
Sally Holdings LLC / Sally Capital, Inc.
,
6.75% , 3/01/2032
(b)
40,000 40,533
Sizzling Platter LLC / Sizzling Platter Finance Corp.
,
8.50% , 11/28/2025
(a)
15,000 15,029
Sonic Automotive, Inc.
,
4.88% , 11/15/2031
(a)
6,000 5,387
Specialty Building Products Holdings LLC / SBP Finance Corp.
,
7.75% , 10/15/2029
(a)
161,000 164,288
Staples, Inc.
10.75%, 9/01/2029
(a)
910,000 880,703
12.75%, 1/15/2030
(a)
240,000 191,143
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.88%, 3/01/2027 110,000 109,677
5.00%, 6/01/2031
(a)
219,000 201,039
Superior Plus LP / Superior General Partner, Inc.
,
4.50% , 3/15/2029
(a)
210,000 193,738
Victoria's Secret & Co.
,
4.63% , 7/15/2029
(a)
138,000 121,467
Victra Holdings LLC / Victra Finance Corp.
,
8.75% , 9/15/2029
(a)
159,000 165,991
Walgreen Co.
,
4.40% , 9/15/2042 60,000 39,185
Walgreens Boots Alliance, Inc.
3.45%, 6/01/2026 275,000 264,632
8.13%, 8/15/2029 113,000 112,142
3.20%, 4/15/2030 85,000 67,477

41
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Retail – 5.1% (continued)
Walgreens Boots Alliance, Inc. (continued)
4.50%, 11/18/2034 100,000 77,790
4.80%, 11/18/2044
(b)
172,000 126,772
4.65%, 6/01/2046 80,000 51,827
4.10%, 4/15/2050
(b)
209,000 134,866
White Capital Buyer LLC
,
6.88% , 10/15/2028
(a)
105,000 105,459
White Capital Parent LLC
,
8.25% , 3/15/2026
(a)(c)
65,000 65,019
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
348,000 336,573
3.63%, 3/15/2031 255,000 230,973
4.63%, 1/31/2032 459,000 430,565
5.38%, 4/01/2032 470,000 457,397
6.88%, 11/15/2037 126,000 140,176
5.35%, 11/01/2043 90,000 87,701
17,599,867
Semiconductors – 0.2%
ams-OSRAM AG
,
12.25% , 3/30/2029
(a)
90,000 93,535
Entegris, Inc.
4.38%, 4/15/2028
(a)
220,000 209,893
3.63%, 5/01/2029
(a)
67,000 61,345
5.95%, 6/15/2030
(a)
147,000 146,802
ON Semiconductor Corp.
,
3.88% , 9/01/2028
(a)
90,000 84,453
Synaptics, Inc.
,
4.00% , 6/15/2029
(a)
20,000 18,355
614,383
Software – 2.7%
Alteryx, Inc.
,
8.75% , 3/15/2028
(a)
225,000 229,635
AthenaHealth Group, Inc.
,
6.50% , 2/15/2030
(a)
720,000 680,733
Camelot Finance SA
,
4.50% , 11/01/2026
(a)
247,000 242,667
Capstone Borrower, Inc.
,
8.00% , 6/15/2030
(a)
65,000 67,941
Castle US Holding Corp.
,
9.50% , 2/15/2028
(a)
73,000 34,066
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
,
8.00% , 6/15/2029
(a)
56,000 57,258
Central Parent, Inc. / CDK Global, Inc.
,
7.25% , 6/15/2029
(a)
291,000 291,964
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
135,000 127,476
4.88%, 7/01/2029
(a)
37,000 34,972
Cloud Software Group, Inc.
6.50%, 3/31/2029
(a)
1,010,000 985,626
9.00%, 9/30/2029
(a)
1,150,000 1,150,000
8.25%, 6/30/2032
(a)
420,000 431,689
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)
31,000 30,764
6.50%, 10/15/2028
(a)(b)
46,000 45,491
Dun & Bradstreet Corp. (The)
,
5.00% , 12/15/2029
(a)(b)
312,000 305,681
Dye & Durham Ltd.
,
8.63% , 4/15/2029
(a)
73,000 77,520
Elastic NV
,
4.13% , 7/15/2029
(a)
185,000 171,249
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
56,000 56,062
4.00%, 6/15/2028
(a)
209,000 198,421
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 5/01/2028
(a)
97,000 88,897
8.75%, 5/01/2029
(a)
70,000 71,154
Open Text Corp.
3.88%, 2/15/2028
(a)
175,000 164,542
3.88%, 12/01/2029
(a)
100,000 91,296

42
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Software – 2.7% (continued)
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
320,000 293,752
4.13%, 12/01/2031
(a)
200,000 179,727
Playtika Holding Corp.
,
4.25% , 3/15/2029
(a)
250,000 225,550
PTC, Inc.
,
4.00% , 2/15/2028
(a)
183,000 174,967
Rackspace Finance LLC
,
3.50% , 5/15/2028
(a)
112,000 66,655
RingCentral, Inc.
,
8.50% , 8/15/2030
(a)
150,000 158,526
ROBLOX Corp.
,
3.88% , 5/01/2030
(a)
138,000 124,936
Rocket Software, Inc.
9.00%, 11/28/2028
(a)
402,000 418,859
6.50%, 2/15/2029
(a)
230,000 214,638
SS&C Technologies, Inc.
,
5.50% , 9/30/2027
(a)
338,000 336,625
Twilio, Inc.
3.63%, 3/15/2029 74,000 68,152
3.88%, 3/15/2031 164,000 148,022
UKG, Inc.
,
6.88% , 2/01/2031
(a)
560,000 573,772
West Technology Group LLC
,
8.50% , 4/10/2027
(a)
110,000 92,130
ZoomInfo Technologies LLC / ZoomInfo Finance Corp.
,
3.88% , 2/01/2029
(a)
425,000 387,311
9,098,726
Telecommunications – 4.7%
Altice Financing SA
9.63%, 7/15/2027
(a)
80,000 77,706
5.00%, 1/15/2028
(a)
287,000 242,796
5.75%, 8/15/2029
(a)
530,000 432,711
Altice France Holding SA
10.50%, 5/15/2027
(a)
393,000 119,184
6.00%, 2/15/2028
(a)
280,000 75,763
Altice France SA
8.13%, 2/01/2027
(a)
470,000 389,121
5.50%, 1/15/2028
(a)
349,000 269,952
5.13%, 1/15/2029
(a)
134,000 100,553
5.13%, 7/15/2029
(a)
709,000 530,450
5.50%, 10/15/2029
(a)
560,000 422,889
British Telecommunications PLC
,
4.25% , 11/23/2081
(a)
184,000 177,495
CommScope LLC
6.00%, 3/01/2026
(a)
388,000 379,029
8.25%, 3/01/2027
(a)
235,000 222,054
7.13%, 7/01/2028
(a)
206,000 180,126
4.75%, 9/01/2029
(a)
350,000 292,328
CommScope Technologies LLC
,
5.00% , 3/15/2027
(a)
216,000 191,126
Connect Finco Sarl / Connect US Finco LLC
,
9.00% , 9/15/2029
(a)
485,000 460,897
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
60,000 55,566
6.50%, 10/01/2028
(a)
50,000 47,491
Embarq Corp.
,
8.00% , 6/01/2036 330,000 141,848
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
291,000 290,382
5.00%, 5/01/2028
(a)
410,000 403,265
6.75%, 5/01/2029
(a)
215,000 213,956
5.88%, 11/01/2029 249,000 243,193
6.00%, 1/15/2030
(a)
249,000 244,130
8.75%, 5/15/2030
(a)
308,000 326,232
8.63%, 3/15/2031
(a)
310,000 332,862

43
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Telecommunications – 4.7% (continued)
Frontier Florida LLC
,
Series E , 6.86% , 2/01/2028 80,000 83,157
Frontier North, Inc.
,
Series G , 6.73% , 2/15/2028 71,000 72,633
GoTo Group, Inc.
5.50%, 5/01/2028
(a)
270,000 210,658
5.50%, 5/01/2028
(a)
100,000 32,187
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 235,000 215,709
6.63%, 8/01/2026 150,000 128,471
Iliad Holding SASU
6.50%, 10/15/2026
(a)
175,000 176,321
7.00%, 10/15/2028
(a)
360,000 365,017
8.50%, 4/15/2031
(a)
180,000 192,488
Intelsat Jackson Holdings SA
,
6.50% , 3/15/2030
(a)
693,000 652,369
Level 3 Financing, Inc.
4.63%, 9/15/2027
(a)
43,000 39,022
4.25%, 7/01/2028
(a)
274,000 227,762
3.63%, 1/15/2029
(a)
149,000 111,716
10.50%, 4/15/2029
(a)
210,000 234,085
4.88%, 6/15/2029
(a)
220,000 188,158
3.75%, 7/15/2029
(a)
90,000 65,781
11.00%, 11/15/2029
(a)
490,000 552,962
4.50%, 4/01/2030
(a)
190,000 152,388
10.50%, 5/15/2030
(a)
57,000 62,443
3.88%, 10/15/2030
(a)
60,000 45,879
10.75%, 12/15/2030
(a)
240,000 268,921
4.00%, 4/15/2031
(a)
60,000 45,393
10.00%, 10/15/2032
(a)
163,660 162,165
Lumen Technologies, Inc.
4.13%, 4/15/2029
(a)
79,659 69,970
4.13%, 4/15/2030
(a)
169,333 143,995
10.00%, 10/15/2032
(a)
373,550 372,095
Series P, 7.60%, 9/15/2039 130,000 95,196
Series U, 7.65%, 3/15/2042 70,000 50,873
Optics Bidco SpA
Series 2033, 6.38%, 11/15/2033
(a)
60,000 60,641
6.00%, 9/30/2034
(a)
40,000 39,111
Series 2036, 7.20%, 7/18/2036
(a)
53,000 54,510
Series 2038, 7.72%, 6/04/2038
(a)
125,000 132,771
Rogers Communications, Inc.
,
5.25% , 3/15/2082
(a)
310,000 303,356
Telecom Italia Capital SA
6.38%, 11/15/2033 40,000 40,548
6.00%, 9/30/2034 65,000 63,115
7.20%, 7/18/2036 55,000 55,868
7.72%, 6/04/2038 95,000 98,793
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
120,000 54,424
4.88%, 6/01/2027
(a)
70,000 30,730
6.50%, 10/15/2027
(a)
70,000 22,065
ViaSat, Inc.
5.63%, 4/15/2027
(a)(b)
130,000 121,543
7.50%, 5/30/2031
(a)(b)
20,000 13,133
Viavi Solutions, Inc.
,
3.75% , 10/01/2029
(a)
125,000 113,385
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
251,000 215,885
4.75%, 7/15/2031
(a)
305,000 264,136

44
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.9% (continued)
Telecommunications – 4.7% (continued)
VMED O2 UK Financing I PLC (continued)
7.75%, 4/15/2032
(a)
415,000 415,444
Vodafone Group PLC
7.00%, 4/04/2079 883,000 926,687
3.25%, 6/04/2081 50,000 48,055
4.13%, 6/04/2081 25,000 22,561
5.13%, 6/04/2081 290,000 231,942
Windstream Escrow LLC / Windstream Escrow Finance Corp.
,
7.75% , 8/15/2028
(a)
380,000 382,063
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
85,000 75,657
6.13%, 3/01/2028
(a)
195,000 167,379
Zegona Finance PLC
,
8.63% , 7/15/2029
(a)
320,000 338,983
16,173,704
Transportation – 0.5%
Brightline East LLC
,
11.00% , 1/31/2030
(a)(b)
334,492 301,909
Cargo Aircraft Management, Inc.
,
4.75% , 2/01/2028
(a)
180,000 171,767
Carriage Purchaser, Inc.
,
7.88% , 10/15/2029
(a)
50,000 46,914
Danaos Corp.
,
8.50% , 3/01/2028
(a)
195,000 200,024
First Student Bidco, Inc. / First Transit Parent, Inc.
,
4.00% , 7/31/2029
(a)
4,000 3,684
Genesee & Wyoming, Inc.
,
6.25% , 4/15/2032
(a)
55,000 55,490
GN Bondco LLC
,
9.50% , 10/15/2031
(a)(b)
75,000 79,663
Rand Parent LLC
,
8.50% , 2/15/2030
(a)(b)
500,000 498,794
Seaspan Corp.
,
5.50% , 8/01/2029
(a)
257,000 245,541
XPO CNW, Inc.
,
6.70% , 5/01/2034
(b)
35,000 36,672
XPO, Inc.
7.13%, 6/01/2031
(a)
50,000 51,723
7.13%, 2/01/2032
(a)
185,000 192,024
1,884,205
Trucking & Leasing – 0.4%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/01/2028
(a)
291,000 285,648
7.88%, 12/01/2030
(a)
160,000 169,253
7.00%, 5/01/2031
(a)
240,000 246,976
7.00%, 6/15/2032
(a)
270,000 277,532
5.88%, 4/15/2033
(a)
160,000 156,209
NAC Aviation 29 DAC
,
4.75% , 6/30/2026 150,319 143,590
1,279,208
Total Corporate Bonds and Notes (cost $331,591,362) 334,869,512
Shares
Investment Companies – 0.6%
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(g)(h)
(cost $2,002,458) 2,002,458 2,002,458
Investment of Cash Collateral for Securities Loaned – 2.0%
Registered Investment Companies – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(g)(h)
(cost $6,846,960) 6,846,960 6,846,960
Total Investments (cost $340,440,780) 100.5% 343,718,930
Liabilities, Less Cash and Receivables (0.5)% (1,629,195)
Net Assets 100.0% 342,089,735
REIT—Real Estate Investment Trust

45
See Notes to Financial Statements
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities were valued at $281,875,388 or 82.40% of net assets.
(b)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $9,223,140 and the value of the collateral was $9,609,644, consisting of cash collateral of $6,846,960 and U.S. Government & Agency securities valued at $2,762,684. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Perpetual bond with no specified maturity date.
(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at October 31, 2024 was $50,854, which represented 0.01% of the Fund’s Net Assets.
(f)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(h)
The rate shown is the 1-day yield as of October 31, 2024.
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 0.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 191,178 54,865,615 (53,054,335) 2,002,458 96,529
Investment of Cash Collateral for Securities Loaned – 2.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 1,756,613 59,301,637 (54,211,290) 6,846,960 101,098
2
Total – 2.6% 1,947,791 114,167,252 (107,265,625) 8,849,418 197,627
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes 35 12/19/2024 3,985,106 3,866,406 (118,700)
U.S. Treasury 10 Year Ultra Notes 30 12/19/2024 3,412,565 3,412,500 (65)
U.S. Treasury Long Bonds 10 12/19/2024 1,242,491 1,179,688 (62,803)
Futures Short
U.S. Treasury 5 Year Notes 20 12/31/2024 2,193,241 2,144,687 48,554
Gross Unrealized Appreciation 48,554
Gross Unrealized Depreciation (181,568)
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Purchased Contracts
(2)
Markit CDX North America High Yield Index, Series 43 12/20/2029 2,200,000 138,019 161,893 (23,874)
Sold Contracts
(3)
Markit CDX North America High Yield Index, Series 43 12/20/2029 9,300,000 691,945 683,034 8,911
Gross Unrealized Appreciation 8,911
Gross Unrealized Depreciation (23,874)
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
receive from the seller of protection an amount
equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
(3)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount
equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

46
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at
$9,223,140)—Note 2(b):
–
Unaffiliated issuers 331,591,362 334,869,512
Affiliated issuers 8,849,418 8,849,418
Cash 726,691
Cash collateral held by broker—Note 4 806,082
Interest receivable 5,825,477
Receivable for investment securities sold 149,944
Receivable for futures variation margin—Note 4 103,884
Dividends receivable 12,262
Securities lending income receivable 10,251
351,353,521
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 62,568
Liability for securities on loan—Note 2(b ) 6,846,960
Payable for investment securities purchased 2,163,560
Payable for swaps variation margin—Note 4 190,698
9,263,786
Net Assets ($) 342,089,735
Composition of Net Assets ($):
Paid-in capital 339,242,775
Total distributable earnings (loss) 2,846,960
Net Assets ($) 342,089,735
Shares outstanding no par value (unlimited shares authorized): 7,100,000
Net asset value per share 48.18
Market price per share 48.15

47
STATEMENT OF OPERATIONS
Year Ended October 31, 2024
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 96,529
Interest (net of $472 foreign taxes withheld at source) 20,118,959
Income from securities lending—Note 2(b ) 101,098
Total Income 20,316,586
Expenses:
Management fee—Note 3(a) 576,825
Total Expenses 576,825
Net Investment
Income
19,739,761
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 91,258
Net realized gain (loss) on in-kind redemptions (200,944)
Net realized gain (loss) on futures (48,237)
Net realized gain (loss) on swap agreements 196,203
Net realized gain (loss) 38,280
Net change in unrealized appreciation (depreciation) on investments 8,045,002
Net change in unrealized appreciation (depreciation) on futures (133,014)
Net change in unrealized appreciation (depreciation) on swap agreements (14,964)
Net change in unrealized appreciation (depreciation) 7,897,024
Net Realized and Unrealized Gain (Loss) on Investments 7,935,304
Net Increase (Decrease) in Net Assets Resulting from Operations 27,675,065

48
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Year Ended October 31,
2024 2023
Operations ($):
Net investment
income
19,739,761 12,062,480
Net realized gain (loss) on investments 38,280 (11,978,094)
Net change in unrealized appreciation (depreciation) on investments 7,897,024 (79,114)
Net Increase (Decrease) in Net Assets Resulting from Operations 27,675,065 5,272
Distributions ($):
Distributions to shareholders (18,171,955) (11,992,910)
Beneficial Interest Transactions ($):
Proceeds from shares sold 297,543,069 370,594,918
Cost of shares redeemed (18,468,386) (355,512,001)
Transaction fees—Note 5 174 —
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 279,074,857 15,082,917
Total Increase (Decrease) in Net Assets 288,577,967 3,095,279
Net Assets ($):
Beginning of Period 53,511,768 50,416,489
End of Period 342,089,735 53,511,768
Changes in Shares Outstanding:
Shares sold 6,300,000 7,800,000
Shares redeemed (400,000) (7,700,000)
Net Increase (Decrease) in Shares Outstanding 5,900,000 100,000

49
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Year Ended October 31, For the Period from
April 24, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 44.59 45.83 56.23 54.06 50.00
Investment Operations:
Net investment income
(b)
3.56 3.53 2.76 2.80 1.70
Net realized and unrealized gain (loss) on
investments 3.46 (0.67) (9.25) 2.66 3.74
Total from Investment Operations 7.02 2.86 (6.49) 5.46 5.44
Distributions: – – – – –
Dividends from net investment income (3.43) (4.10) (2.93) (2.87) (1.38)
Dividends from net realized gain on
investments — — (0.98) (0.42) —
Total Distributions (3.43) (4.10) (3.91) (3.29) (1.38)
Transaction fees
(b)
0.00
(c)
— — — —
Net asset value, end of period 48.18 44.59 45.83 56.23 54.06
Market price, end of period 48.15 44.61 45.76 56.24 54.08
Net Asset Value Total Return (%)
(d)
16.19 6.30 (12.09) 10.27 10.94
Market Price Total Return (%)
(d)
16.07 6.53 (12.26) 10.25 10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.22
(e)
0.22
(e)
0.22
(e)
0.22
(e)
0.22
(f)
Ratio of net investment income to average net
assets 7.53
(e)
7.60
(e)
5.51
(e)
4.98
(e)
6.06
(f)
Portfolio Turnover Rate
(g)
96.25 39.89 35.81 61.03 39.43
Net Assets, end of period ($ x 1,000) 342,090 53,512 50,416 47,793 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

50
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon High Yield ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF Investment Adviser, LLC
(the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the
Adviser, is the distributor of the fund’s shares.
Effective July 1, 2024, the Fund changed its name from BNY Mellon High Yield Beta ETF to BNY Mellon High Yield ETF. Effective July
1, 2024, the Fund is no longer an “index fund” that seeks to track the performance of its benchmark index and instead is managed using an “active” investment strategy, process and approach.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc..
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

51
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of October 31, 2024 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 334,869,512 — 334,869,512
Investment Companies 2,002,458 — — 2,002,458
Investment of Cash Collateral for Securities Loaned 6,846,960 — — 6,846,960
Other Financial Instruments:
Futures
††
48,554 — — 48,554
Centrally Cleared Credit Default Swaps
††
— 8,911 — 8,911
Liabilities ($)
Other Financial Instruments:
Futures
††
(181,568) — — (181,568)
Centrally Cleared Credit Default Swaps
††
— (23,874) — (23,874)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

52
NOTES TO FINANCIAL STATEMENTS
(continued)
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the year ended October 31, 2024, BNY earned
$13,811 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
High Yield Securities Risk:
High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to unfavorable news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Fixed-Income Market Risk:
The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).
Assets ($) Liabilities ($)
Securities Lending 9,223,140 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 9,223,140 —
Collateral (received)/posted not offset in the Statement of Assets and
Liabilities (9,223,140)
†
—
Net Amount — —
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

53
Interest Rate Risk:
Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates.
Typically, a rise in rate swill adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal
Reserve System in the U.S., the fund maybe subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities maybe at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Duration is an indication of an investment's “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
Derivatives Risk:
A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Authorized Participants, Market Makers and Liquidity Providers Risk:
The fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders:
Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period.
 Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the fund is treated as a separate entity.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,122,356, accumulated capital losses $1,996,161, and unrealized appreciation $2,720,765.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

54
NOTES TO FINANCIAL STATEMENTS
(continued)
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $1,996,161 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $18,171,955 and $11,992,910, respectively.
During the period ended October 31, 2024, as a result of permanent book to tax differences, the fund increased total distributable earnings by $251,381 and decreased paid-in capital by the same amount. These permanent book to tax differences are primarily due to the tax treatment for in-kind transactions. Net assets and net asset value per share were not affected by these reclassifications.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.22% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October
31, 2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.11% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $62,568.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended October 31, 2024, amounted to $245,246,750 and $247,032,895, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)
with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a
Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with

55
collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-
risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the year ended October 31, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.
The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statements
of Operations.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024, are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter
(“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation
(depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the
Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change.
The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the
Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2024 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make

56
NOTES TO FINANCIAL STATEMENTS
(continued)
under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2024 is shown below:
Statement of Assets and Liabilities location:
The effect of derivative instruments in the Statements of Operations during the year ended October 31, 2024 is shown below:
Statement of Operations location:
The following table summarizes the monthly average market value of derivatives outstanding during the year ended October 31, 2024:
The following table summarizes the monthly average notional value of swap agreements outstanding during the year ended October 31,
2024:
At October 31, 2024, the cost of investments for federal income tax purposes was $340,998,165; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $2,720,765, consisting of gross appreciation of $6,390,877 and gross depreciation of $3,670,112.
Derivative
Assets ($)
Derivative
Liabilities ($)
Interest rate risk 48,554
(a)
Interest rate risk (181,568)
(a)
Credit risk 8,911
(b)
Credit risk (23,874)
(b)
Gross fair value of derivative
contracts 57,464 (205,442)
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying Risk Futures
(a)
Swap Agreements
(b)
Total
Interest rate (48,237) — (48,237)
Credit — 196,203 196,203
Total (48,237) 196,203 147,966
Net change in unrealized appreciation (depreciation)
on derivatives recognized in income ($)
Underlying Risk Futures
(c)
Swap Agreements
(d)
Total
Interest rate (133,014) — (133,014)
Credit — (14,964) (14,964)
Total (133,014) (14,964) (147,978)
(a)
Net realized gain (loss) on futures.
(b)
Net realized gain (loss) on swap agreements.
(c)
Net change in unrealized appreciation (depreciation) on futures.
(d)
Net change in unrealized appreciation (depreciation) on swap agreements.
Average Market Value ($)
Futures:
Interest Rate Futures Long 2,484,666
Interest Rate Futures Short 1,965,835
Average Notional Value ($)
Swap Agreements:
Credit risk swap agreements purchased 169,231
Credit risk swap agreements sold 2,792,308

57
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
year ended October 31, 2024
, the fund
had in-kind
transactions associated with creations of $291,470,962 and redemptions of $18,218,736
.

58
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon High Yield ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon High Yield ETF (the “Fund”) (one of the
funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from April 24,
2020 (commencement of operations) through October 31, 2020 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from April 24, 2020 (commencement of operations) through October 31, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 23, 2024

59
IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
For federal tax purposes the fund hereby reports 88.67% of ordinary income dividends paid during the fiscal year ended October 31,
2024 as interest related dividends.

60
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

61
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

62
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

63
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on May 7, 2024, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons”
of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon High Yield ETF (formerly named, BNY Mellon High Yield Beta ETF) (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Insight North America LLC (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund. The Management Agreement and the sub-investment advisory agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements”. The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds,
(v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) measuring the fund’s performance by how well it tracked the relevant benchmark index;
(ii) comparing the fund’s performance with the performance of comparable funds selected by Broadridge for periods ended December
31, 2023; and (iii) comparing the fund’s contractual management fees and total expenses with a group of high yield bond index exchange-
traded funds (“ETFs”) (the “Expense Group”) and, with respect to total expenses, with a broader group of high yield bond index ETFs
(the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. In addition, the Board reviewed reports that included information comparing the fund’s performance with the performance of its relevant benchmark index and comparable funds for the periods ended March 31, 2024.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the funds and the materials provided prior to and at the meeting.
The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations.
The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-
Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the fund’s performance, noting that the distinctive indexed investment objective of the fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which the fund achieved its objective as a passively-managed index fund. The Board reviewed information regarding the fund’s index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e.,
ETFs tracking similar indices. The Board reviewed the universe of similar ETFs for the fund based upon data independently obtained from Broadridge and related comparative information for similar ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was about the same as the Expense
Group median and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

64
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
(continued)
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the fund from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2024 BNY Mellon Securities Corporation
4848NCSRAR1024

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024
BNY Mellon Concentrated International ETF: BKCI
Principal U.S. Listing Exchange: NYSE Arca, Inc.
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-end Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 14
Important Tax Information 15
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Open-End Management Investment Companies 16
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 17
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 18
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 19
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon Concentrated International ETF
Statement of Investments
October 31, 2024
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 97.2%
Australia – 3.0%
CSL Ltd. 24,095 4,550,131
Canada – 7.3%
Alimentation Couche-Tard, Inc. 144,900 7,556,425
Canadian National Railway Co. 34,750 3,752,406
11,308,831
Denmark – 7.1%
Coloplast A/S, Class B 32,635 4,069,768
Novo Nordisk A/S, Class B 62,496 6,954,278
11,024,046
Finland – 2.8%
Kone OYJ, Class B 77,767 4,251,541
France – 12.5%
Air Liquide SA 31,534 5,648,014
L'Oréal SA 9,136 3,421,044
LVMH Moet Hennessy Louis Vuitton SE 6,893 4,572,190
TotalEnergies SE 91,307 5,700,914
19,342,162
Germany – 11.4%
adidas AG 18,300 4,367,333
Merck KGaA 32,433 5,362,401
SAP SE 33,466 7,819,278
17,549,012
Hong Kong – 6.4%
AIA Group Ltd. 657,383 5,196,252
CLP Holdings Ltd. 549,219 4,666,253
9,862,505
Ireland – 3.7%
Experian PLC 118,250 5,759,107
Japan – 13.3%
Daikin Industries Ltd. 24,400 2,994,998
Hoya Corp. 36,600 4,992,332
Keyence Corp. 11,600 5,327,419
Shin-Etsu Chemical Co. Ltd. 120,800 4,575,517
SMC Corp. 6,100 2,657,759
20,548,025
Netherlands – 2.9%
ASML Holding NV 6,710 4,534,011
Singapore – 3.2%
CapitaLand Ascendas REIT
(a)
2,440,000 4,970,541
Spain – 4.0%
Amadeus IT Group SA 85,262 6,176,726
Switzerland – 8.4%
Nestle SA 41,480 3,918,636
Roche Holding AG 13,603 4,220,073
SGS SA 46,090 4,883,602
13,022,311
Taiwan – 5.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 45,750 8,717,205

4
Statement of Investments
(continued)
See Notes to Financial Statements
Description Shares Value ($)
Common Stocks – 97.2% (continued)
United Kingdom – 5.6%
Compass Group PLC 268,503 8,707,513
Total Common Stocks (cost $149,561,477) 150,323,667
Investment Companies – 2.6%
Registered Investment Companies – 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(b)(c)
(cost $4,040,537) 4,040,537 4,040,537
Total Investments (cost $153,602,014) 99.8% 154,364,204
Cash and Receivables (Net) 0.2% 241,996
Net Assets 100.0% 154,606,200
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of October 31, 2024.
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 2.6%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,327,741 8,604,666 (5,891,870) 4,040,537 87,707
Total – 2.6% 1,327,741 8,604,666 (5,891,870) 4,040,537 87,707
1
Includes reinvested dividends/distributions.

5
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 149,561,477 150,323,667
Affiliated issuers 4,040,537 4,040,537
Cash denominated in foreign currency 9 9
Tax reclaim receivable—Note 2(b) 250,102
Dividends receivable 74,028
154,688,343
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 82,143
82,143
Net Assets ($) 154,606,200
Composition of Net Assets ($):
Paid-in capital 153,537,638
Total distributable earnings (loss) 1,068,562
Net Assets ($) 154,606,200
Shares outstanding no par value (unlimited shares authorized): 3,050,001
Net asset value per share 50.69
Market price per share 50.65

6
STATEMENT OF OPERATIONS
Year Ended October 31, 2024
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $209,583 foreign taxes withheld at source):
Unaffiliated issuers 1,778,045
Affiliated issuers 87,707
Total Income 1,865,752
Expenses:
Management fee—Note 3(a) 778,651
Total Expenses 778,651
Less—reduction in fees due pursuant to undertaking—Note 3(a) (32,692)
Net Expenses 745,959
Net Investment
Income
1,119,793
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (784,466)
Net realized gain (loss) on in-kind redemptions 7,325,144
Net realized gain (loss) 6,540,678
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 2,336,390
Net Realized and Unrealized Gain (Loss) on Investments 8,877,068
Net Increase (Decrease) in Net Assets Resulting from Operations 9,996,861

7
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Year Ended October 31,
2024 2023
Operations ($):
Net investment
income
1,119,793 876,071
Net realized gain (loss) on investments 6,540,678 (16,328)
Net change in unrealized appreciation (depreciation) on investments 2,336,390 7,432,115
Net Increase (Decrease) in Net Assets Resulting from Operations 9,996,861 8,291,858
Distributions ($):
Distributions to shareholders (826,298) (281,640)
Beneficial Interest Transactions ($):
Proceeds from shares sold 118,958,611 4,522,946
Cost of shares redeemed (42,337,709) —
Transaction fees—Note 5 981 —
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 76,621,883 4,522,946
Total Increase (Decrease) in Net Assets 85,792,446 12,533,164
Net Assets ($):
Beginning of Period 68,813,754 56,280,590
End of Period 154,606,200 68,813,754
Changes in Shares Outstanding:
Shares sold 2,300,000 100,000
Shares redeemed (850,000) —
Net Increase (Decrease) in Shares Outstanding 1,450,000 100,000

8
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Year Ended October 31, For the Period from
December 8, 2021
(a)
to October 31, 2022 2024 2023
Per Share Data ($):
Net asset value, beginning of period 43.01 37.52 50.00
Investment Operations:
Net investment income
(b)
0.57 0.56 0.30
Net realized and unrealized gain (loss) on investments 7.47 5.12 (12.78)
Total from Investment Operations 8.04 5.68 (12.48)
Distributions: – – –
Dividends from net investment income (0.36) (0.19) —
Transaction fees
(b)
0.00
(c)
— 0.00
(c)
Net asset value, end of period 50.69 43.01 37.52
Market price, end of period 50.65 43.32 37.12
Net Asset Value Total Return (%)
(d)
18.73 15.14 (24.96)
(e)
Market Price Total Return (%)
(d)
17.78 17.23 (25.76)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.79 0.80 0.80
(f)
Ratio of net expenses to average net assets 0.76 0.80 0.80
(f)
Ratio of net investment income to average net assets 1.14 1.23 0.82
(f)
Portfolio Turnover Rate
(g)
7.83 2.37 –
Net Assets, end of period ($ x 1,000) 154,606 68,814 56,281
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE
Arca, Inc.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

9
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-
ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The investment objective of the fund is to seek long-term total return. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott
& Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc..
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

10
NOTES TO FINANCIAL STATEMENTS
(continued)
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2024 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions:
The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 150,323,667 — — 150,323,667
Investment Companies 4,040,537 — — 4,040,537
†
See Statement of Investments for additional detailed categorizations, if any.

11
(e) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk:
Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,095,383, accumulated capital losses $753,390, and unrealized appreciation $726,569.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

12
NOTES TO FINANCIAL STATEMENTS
(continued)
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $753,390 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $826,298 and $281,640, respectively.
During the period ended October 31, 2024, as a result of permanent book to tax differences, the fund decreased total distributable earnings by $7,325,143 and increased paid-in capital by the same amount. These permanent book to tax differences are primarily due to the tax treatment for foreign currency transactions reclassification. Net assets and net asset value per share were not affected by these reclassifications.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.75% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
Effective October 1, 2024, the management fee payable by the Fund to the Adviser has been reduced from an annual rate of 0.80% to an annual rate of 0.75% of the value of the fund’s average daily net assets.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October
31, 2024, there was no voluntary reduction in expenses pursuant to the undertaking.
Effective August 1, 2024, the Adviser has contractually agreed, until at least March 1, 2026, to assume the direct expenses of the fund so that the fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund's
12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business) do not exceed 0.65% of the fund's average daily net assets. Prior to March 1, 2026, this expense limitation agreement may only be terminated by the fund's Board. On or after March 1, 2026, the Adviser terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $32,692 during the period ended October 31, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.375% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
Effective October 1, 2024, the sub-advisory fee payable by the Adviser to the Sub-Adviser has been reduced from an annual rate of 0.40%
to an annual rate of 0.375% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

13
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $95,194, which are offset against an expense reimbursement currently in effect in the amount of $13,051.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended October 31, 2024, amounted to $7,508,494 and $7,779,815, respectively.
At October 31, 2024, the cost of investments for federal income tax purposes was $153,637,635; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $726,569, consisting of gross appreciation of $10,241,892 and gross depreciation of $9,515,323.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital:
As of October 31, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 105,252 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
year ended October 31, 2024
, the fund
had in-kind
transactions associated with creations of $115,469,226 and redemptions of $41,100,328
.

14
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Concentrated International ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Concentrated International ETF (the “Fund”)
(one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of October 31,
2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from
December 8, 2021 (commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund (one of the funds constituting BNY Mellon ETF Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from December 8, 2021 (commencement of operations) through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 23, 2024

15
IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended October 31, 2024 as qualified dividend income.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $1,987,630 and paid foreign taxes of $196,136.

16
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

17
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

18
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

19
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on May 7, 2024, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons”
of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Concentrated International ETF (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Walter Scott & Partners Limited (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund.
The Management Agreement and the sub-investment advisory agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements”. The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds,
(v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-
managed foreign large growth exchange-traded funds (“ETFs”) (the “Performance Group”) and with a broader group of retail and institutional foreign large growth funds and ETFs (the “Performance Universe”) for the periods ended December 31, 2023; and (ii)
comparing the fund’s contractual management fees and total expenses with a group of actively-managed foreign large growth ETFs
(the “Expense Group”) and, with respect to total expenses, with a broader group of actively-managed foreign large growth ETFs (the
“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. In addition, the Board also reviewed reports that included information comparing the fund’s performance with the performance of its benchmark and Performance Universe for the periods ended March 31, 2024.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The
Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one-year and two-year periods ended December 31,
2023. The Board also considered that, with respect to periods ended March 31, 2024, the fund’s total return performance was below the Performance Group median and the Performance Universe average for the one-year period, above the Performance Group median for the two-year period, and above the Performance Universe average for the since inception period. With respect to the recent period of underperformance, the Board noted that the Sub-Adviser takes a long-term investment view, and the fund’s concentrated portfolio experiences higher quarter-to-quarter volatility. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.

20
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
(continued)
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively-managed foreign large growth ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was higher than the Expense Group median and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses; however, the Board further noted the limited number of funds in the Expense Group and the Expense Universe.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable, and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2024 BNY Mellon Securities Corporation
Code-4864NCSRAR1024

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024
BNY Mellon Global Infrastructure Income ETF: BKGI
Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-end Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 14
Important Tax Information 15
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Open-End Management Investment Companies 16
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 17
Item 10. Remuneration Paid to Directors, Officers, and Others of
Open-End Investment Companies 18
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 19
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon Global Infrastructure Income ETF
Statement of Investments
October 31, 2024
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 96.9%
Belgium – 1.2%
Proximus SADP 63,820 464,421
Canada – 4.5%
Enbridge, Inc. 42,191 1,704,185
China – 1.8%
Jiangsu Expressway Co. Ltd., Class H 687,869 692,815
Finland – 6.2%
Fortum OYJ 158,733 2,336,112
France – 17.1%
Bouygues SA 28,998 928,297
Engie SA 59,435 996,585
Orange SA 186,748 2,050,647
Veolia Environnement SA 38,439 1,219,655
Vinci SA 11,138 1,244,246
6,439,430
Germany – 1.7%
Deutsche Post AG 15,972 641,604
Italy – 10.3%
ENEL SpA 328,402 2,489,815
Italgas SpA 226,776 1,387,549
3,877,364
Norway – 1.2%
SFL Corp. Ltd. 42,469 450,596
Spain – 1.4%
Enagas SA 37,504 531,150
United Kingdom – 4.0%
Drax Group PLC 189,066 1,518,827
United States – 47.5%
Antero Midstream Corp. 91,496 1,314,797
AT&T, Inc. 47,485 1,070,312
Clearway Energy, Inc., Class C 64,032 1,817,228
Dominion Energy, Inc. 34,394 2,047,475
Eversource Energy 33,803 2,225,928
Exelon Corp. 32,436 1,274,735
Hess Midstream LP, Class A 68,011 2,356,581
OMEGA Healthcare Investors, Inc.
(a)
35,889 1,524,206
ONEOK, Inc. 15,362 1,488,271
Vistra Corp. 16,190 2,023,102
Williams Cos., Inc. (The) 15,431 808,121
17,950,756
Total Common Stocks (cost $33,051,710) 36,607,260
Investment Companies – 2.8%
Registered Investment Companies – 2.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%
(b)(c)
(cost $1,042,870) 1,042,870 1,042,870
Total Investments (cost $34,094,580) 99.7% 37,650,130
Cash and Receivables (Net) 0.3% 100,408
Net Assets 100.0% 37,750,538

4
Statement of Investments
(continued)
See Notes to Financial Statements
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of October 31, 2024.
Holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:
Description
Value ($)
10/31/23 Purchases ($)
1
Sales ($)
Value ($)
10/31/24
Dividends/
Distributions ($)
Investment Companies – 2.8%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 408,439 7,072,906 (6,438,475) 1,042,870 10,454
Total – 2.8% 408,439 7,072,906 (6,438,475) 1,042,870 10,454
1
Includes reinvested dividends/distributions.

5
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 33,051,710 36,607,260
Affiliated issuers 1,042,870 1,042,870
Cash denominated in foreign currency 21,230 21,123
Tax reclaim receivable—Note 2(b) 66,260
Dividends receivable 32,642
37,770,155
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 19,617
19,617
Net Assets ($) 37,750,538
Composition of Net Assets ($):
Paid-in capital 34,189,434
Total distributable earnings (loss) 3,561,104
Net Assets ($) 37,750,538
Shares outstanding no par value (unlimited shares authorized): 1,200,001
Net asset value per share 31.46
Market price per share 31.56

6
STATEMENT OF OPERATIONS
Year Ended October 31, 2024
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $101,079 foreign taxes withheld at source):
Unaffiliated issuers 1,268,853
Affiliated issuers 10,454
Total Income 1,279,307
Expenses:
Management fee—Note 3(a) 154,387
Total Expenses 154,387
Net Investment
Income
1,124,920
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (92,239)
Net realized gain (loss) on in-kind redemptions 555,902
Net realized gain (loss) 463,663
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 3,493,666
Net Realized and Unrealized Gain (Loss) on Investments 3,957,329
Net Increase (Decrease) in Net Assets Resulting from Operations 5,082,249

7
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Year Ended
October 31, 2024
For the Period from
November 3, 2022
(a)
to October 31, 2023
Operations ($):
Net investment
income
1,124,920 595,822
Net realized gain (loss) on investments 463,663 (80,748)
Net change in unrealized appreciation (depreciation) on investments 3,493,666 61,846
Net Increase (Decrease) in Net Assets Resulting from Operations 5,082,249 576,920
Distributions ($):
Distributions to shareholders (973,778) (600,276)
Return of capital — (23,072)
Total distributions (973,778) (623,348)
Beneficial Interest Transactions ($):
Proceeds from shares sold 22,460,731 14,182,951
Cost of shares redeemed (2,959,352) —
Transaction fees—Note 5 3,901 264
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 19,505,280 14,183,215
Total Increase (Decrease) in Net Assets 23,613,751 14,136,787
Net Assets ($):
Beginning of Period 14,136,787 —
End of Period 37,750,538 14,136,787
Changes in Shares Outstanding:
Shares sold 750,000 550,001
Shares redeemed (100,000) —
Net Increase (Decrease) in Shares Outstanding 650,000 550,001
(a)
Commencement of operations.

8
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Year Ended
October 31, 2024
For the Period from
November 3, 2022
(a)
to October 31, 2023
Per Share Data ($):
Net asset value, beginning of period 25.70 25.00
Investment Operations:
Net investment income
(b)
1.39 1.22
Net realized and unrealized gain (loss) on investments 5.58 0.65
(c)
Total from Investment Operations 6.97 1.87
Distributions: – –
Dividends from net investment income (1.21) (1.13)
Return of capital — (0 .04)
Total Distributions (1.21) (1.17)
Transaction fees
(b)
0.00
(d)
0.00
(d)
Net asset value, end of period 31.46 25.70
Market price, end of period 31.56 25.76
Net Asset Value Total Return (%)
(e)
27.52 7.33
(f)
Market Price Total Return (%)
(e)
27.61 7.56
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.65 0.65
(g)
Ratio of net investment income to average net assets 4.74 4.46
(g)
Portfolio Turnover Rate
(h)
58.69 53.98
Net Assets, end of period ($ x 1,000) 37,751 14,137
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on Cboe BZX
Exchange, Inc.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

9
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Global Infrastructure Income ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-
ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The investment objective of the fund is to seek long-term total return (consisting of capital growth and income). BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”),
serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), an indirect wholly-
owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London,
EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation
(the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on Cboe BZX Exchange,
Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund
Shares may only be purchased and sold on the Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10
NOTES TO FINANCIAL STATEMENTS
(continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2024 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions:
The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 36,607,260 — — 36,607,260
Investment Companies 1,042,870 — — 1,042,870
†
See Statement of Investments for additional detailed categorizations, if any.

11
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreig n Investment Risk:
Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Infrastructure company risk:
Because the fund invests significantly in companies that are engaged in the infrastructure business, the fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.  There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.  At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the fund.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

12
NOTES TO FINANCIAL STATEMENTS
(continued)
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income
$194,008,unrealized appreciation $3,367,096.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $973,778 and $600,276 and return of capital $0 and $23,072, respectively.
During the period ended October 31, 2024, as a result of permanent book to tax differences, the fund decreased total distributable earnings by $524,011 and increased paid-in capital by the same amount. These permanent book to tax differences are primarily due to the tax treatment for in-kind transactions and equalization utilized. Net assets and net asset value per share were not affected by these reclassifications.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.65% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October
31, 2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.325% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $19,617.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.

13
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended October 31, 2024, amounted to $14,034,226 and $13,802,449, respectively.
At October 31, 2024, the cost of investments for federal income tax purposes was $34,283,034; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $3,367,096, consisting of gross appreciation of $3,891,167 and gross depreciation of $524,071.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital:
As of October 31, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 198,201 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
year ended October 31, 2024
, the fund
had in-kind
transactions associated with creations of $21,380,337 and redemptions of $2,948,647
.

14
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Global Infrastructure Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Infrastructure Income ETF (the
“Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of
October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2024 and the period from November 3, 2022 (commencement of operations)
through October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF
Trust) at October 31, 2024, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended October 31, 2024 and the period from November 3, 2022 (commencement of operations) through
October 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 23, 2024

15
IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31,
2024 as qualified dividend income and 46.95% as dividends received deduction.

16
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

17
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

18
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

19
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on May 7, 2024, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons”
of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the Management
Agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Global Infrastructure Income ETF (the “fund”); (ii) a proposal to continue the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the “Sub-
Adviser”), an affiliate of the Adviser, on behalf of the fund; and (iii) a proposal to continue the sub-sub-investment advisory agreement
(the “SSIA Agreement”) between the Sub-Adviser and Newton Investment Management Limited (“NIM”), also an affiliate of the Adviser, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”)
available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Management Agreement, the
Sub-Advisory Agreement and the SSIA Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements”.
The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, the Sub-Adviser and NIM provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under the respective Management Agreement and Sub-Advisory
Agreement, (ii) nature, extent and quality of services expected to be provided by NIM under the SSIA Agreement, (iii) investment performance of the fund, (iv) profits realized by the Adviser and its affiliates from its relationship with the fund, (v) fees charged to comparable funds, (vi) other benefits to the Adviser, the Sub-Adviser, NIM and/or their affiliates, and (vii) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser, the
Sub-Adviser and NIM separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other infrastructure exchange-traded funds (“ETFs”) (the “Performance Group”) and with a broader group of retail and institutional infrastructure funds and ETFs (the “Performance Universe”) for the one-year period ended December 31, 2023; and (ii) comparing the fund’s contractual management fees and total expenses with a group of other infrastructure ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of infrastructure ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. In addition, the Board also reviewed reports that included information comparing the fund’s performance with the performance of its benchmark and Performance Universe for the periods ended March 31,
2024.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser, as well as the nature, extent and quality of services expected to be provided by NIM. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s, the Sub-Adviser’s and NIM’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, the Sub-Adviser and NIM, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the
Sub-Adviser’s and NIM’s best execution procedures as well as the Adviser’s, the Sub-Adviser’s and NIM’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and NIM. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser. With respect to NIM, the Board also considered the Adviser’s favorable assessment of the nature and quality of services expected to be provided by NIM.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was at the top of the Performance Group and above the Performance Universe median for the one-year period ended December 31, 2023, above the Performance Group median for the one-year period ended March 31, 2024, and above the Performance Universe average for the one-year period ended March 31, 2024. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.

20
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
(continued)
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., other infrastructure ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds.
The Board noted the fund’s contractual management fee was higher than the Expense Group median and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses; however, the Board further noted the relatively small number of funds in the Expense Group and the Expense Universe.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund. Furthermore, the Board noted NIM would not receive a fee in connection with providing the Investment Advisory Services.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser, NIM or their affiliates benefited in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The
Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable, and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2024 BNY Mellon Securities Corporation
Code-4865NCSRAR1024

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 16. Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.
Item 19. Exhibits.
(a)(1)               Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)               Not applicable.

(a)(3)(1)          Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(2)          Not applicable.

(a)(4)               Not applicable.

(b)                    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo                                      ______
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    12/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo                                      ______
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    12/27/2024

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    12/26/2024

* Print the name and title of each signing officer under his or her signature.